File No. 033-31375
     As filed with the Securities and Exchange Commission on April 19, 2010



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4



                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 37

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 38

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877

     Thomas M. Zurek, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on  May 1, 2010    pursuant to paragraph (b) of Rule 485
_____         -----------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

>
PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements



PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Prospectus describes group variable Annuity contracts ("Contracts") offered by American United Life Insurance Company ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.



This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, those Contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2010, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.


This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

                                TABLE OF CONTENTS

Description                                                      Page
DEFINITIONS                                                       4
SUMMARY                                                           6
Purpose of the Contracts                                          6
Types of Contracts                                                6
The Variable Account and the Funds                                6
Fixed Interest Account                                           18
Contributions                                                    18
Transfers                                                        18
Withdrawals                                                      18
The Death Benefit                                                18
Annuity Options                                                  18
Charges                                                          18
Withdrawal Charge                                                18
Premium Tax Charge                                               18
Asset Charge                                                     18
Administrative Charge                                            19
Additional Charges and Fees                                      19
Expenses of the Funds                                            19
Ten-Day Free Look                                                19
Termination by the Owner                                         19
Contacting AUL                                                   19
EXPENSE TABLE                                                    20
CONDENSED FINANCIAL INFORMATION                                  56
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS                                           56
Revenue AUL Receives                                             56
American United Life Insurance Company(R)                        56
Variable Account                                                 56
The Funds                                                        56
Revenue AUL Receives                                             56
Funds and Objectives                                             58
THE CONTRACTS                                                    64
General                                                          64
CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD                                   64
Contributions under the Contracts                                64
Ten-Day Free Look                                                64
Initial and Single Contributions                                 64
Allocation of Contributions                                      64
Subsequent Contributions Under Recurring                         65
Contribution Contracts                                           65
Transfers of Account Value                                       65
Abusive Trading Practices                                        65
Late Trading                                                     65
Market Timing                                                    65
Participant's Variable Account Value                             66
Accumulation Units                                               66
Accumulation Unit Value                                          66
Net Investment Factor                                            66
Dollar Cost Averaging Program                                    66
CASH WITHDRAWALS AND THE DEATH
BENEFIT                                                          67
Cash Withdrawals                                                 67
Systematic Withdrawal Service for 403(b), 408, 408A,
457 Programs  and 409A Programs                                  67
Constraints on Withdrawals                                       67
General                                                          67
403(b) Programs                                                  68
Texas Optional Retirement Program                                68
The Death Benefit                                                68
Termination by the Owner                                         69
Termination by AUL                                               70
Payments from the Variable Account                               70
CHARGES AND DEDUCTIONS                                           70
Premium Tax Charge                                               70
Withdrawal Charge                                                70
Asset Charge                                                     71
Variable Investment Plus                                         71
Administrative Charge                                            71
Additional Charges and Fees                                      71
Other Charges                                                    72
Variations in Charges                                            72
Guarantee of Certain Charges                                     72
Expenses of the Funds                                            72
ANNUITY PERIOD                                                   72
General                                                          72
Annuity Options                                                  73
Option 1 - Life Annuity                                          73
Option 2 - Certain and Life Annuity                              73
Option 3 - Survivorship Annuity                                  73
Option 4 - Installment Refund Life Annuity                       73
Option 5 - Fixed Periods                                         73
Selection of an Option                                           73
THE FIXED INTEREST ACCOUNT                                       74
Interest                                                         74
Withdrawals and Transfers                                        74
Transfer of Interest Option                                      75
Contract Charges                                                 75
Payments from the Fixed Interest Account                         75
Loans from the Fixed Interest Account                            75
THE STABLE VALUE ACCOUNT                                         76
In General                                                       76
Guaranted SVA Account Value                                      76
Transfers to and from the SVA                                    76
Benefits Paid from the SVA                                       76
Annuities Paid from the SVA                                      76
Contact Termination                                              76
MORE ABOUT THE CONTRACTS                                         77
Designation and Change of Beneficiary                            77
Assignability                                                    77
Proof of Age and Survival                                        77
Misstatements                                                    77
Termination of Recordkeeping Services                            77
FEDERAL TAX MATTERS                                              77
Introduction                                                     77
Tax Status of the Company and
the Variable Account                                             78

Description                                                    Page
Tax Treatment of Retirement Programs                             78
401 Employee Benefit Plans                                       78
403(b) Plans                                                     79
408 and 408A Programs                                            79
409 A and 457 Programs                                           79
HSA, HRA and OPEB Employee Benefit Plans                         79
Tax Penalty                                                      80
Withholding                                                      80
OTHER INFORMATION                                                80
Mixed and Shared Funding                                         80
Voting of Shares of the Funds                                    80
Substitution of Investments                                      81
Redemption Fees                                                  81
Changes to Comply with Law and Amendments                        81
Reservation of Rights                                            82
Periodic Reports                                                 82
Legal Proceedings                                                82
Legal Matters                                                    82
STATEMENT OF ADDITIONAL INFORMATION                              82

                                  DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant - The person or persons upon whose life or lives Annuity payments depend.

Annuity - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)


Beneficiary - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

Contract Date - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

Contract Year - A period beginning with one Contract anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A
Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single premium basis.

Corporate Office - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

Employee Benefit Plan - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).


Employer - An Employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.


Employer Sponsored 403(b) Program - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Interval Revenue Service

Owner - The Employer, association, trust, or other entity entitled to the Downership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similarfunctions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's General Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value - The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value - The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan - The retirement plan, or other type of Employee Benefit Plan in connection with which the Contract is issued and any subsequent amendment to such a plan.

Stable Value Account ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date - Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Vested - A legally  fixed  immediate  right of  ownership.

403(b) Program - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in
Section 403(b) of the Internal Revenue Code.

408 or 408A Program - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified Employee pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program - A 457 Program is a plan established by a unit of a state of local government or a tax-exempt organization (other than a church) under
Section  457  of  the  Internal  Revenue  Code.  A 409A  Program  is a  deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.
                                       5

                                     SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "Stable Value Account" sections of this Prospectus briefly describe the FIA and the SVA.

The group variable Annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or Annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the Annuity contract. A variable Annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed Annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



The Variable Account and the Funds will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following
Funds:

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value                              A*                  AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Basic Value                              Retirement          AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Capital Development Fund                 Institutional       AIM Capital Development Fund     Invesco Aim Advisors, Inc.
AIM Capital Development  Fund                Retirement          AIM Capital Development Fund     Invesco Aim Advisors, Inc.
AIM Dynamics                                 A*                  AIM Stock Funds, Inc.            Invesco Aim Advisors, Inc.
AIM Dynamics                                 Investor            AIM Stock Funds, Inc.            Invesco Aim Advisors, Inc.
AIM Energy Fund                              A*                  AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Energy Fund                              Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Financial Services Fund                  A*                  AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Financial Services Fund                  Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Global Equity                            A*                  AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Global Equity                            Institutional       AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Global Health Care Fund                  A*                  AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Global Health Care Fund                  Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM International Growth                     Institutional       AIM International Growth Fund    Invesco Aim Advisors, Inc.
AIM International Growth                     Retirement          AIM International Growth Fund    Invesco Aim Advisors, Inc.
AIM Leisure                                  A*                  AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

                                       6

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity                      A*                  AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Mid Cap Core Equity                      Retirement          AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Small Cap Growth                         A*                  AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Small Cap Growth                         Retirement          AIM Growth Series                Invesco Aim Advisors, Inc.
AIM Technology Fund                          A*                  AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
AIM Technology Fund                          Investor            AIM Sector Funds, Inc.           Invesco Aim Advisors, Inc.
Alger Balanced Portfolio                     Institutional       Alger Portfolios                 The Manager
Alger Capital Appreciation Portfolio         Institutional       Alger Portfolios                 The Manager
Alger Capital Appreciation Institutional     Institutional       The Alger Institutional Funds    Fred Alger Management, Inc.
Alger Capital Appreciation Institutional     Retirement          The Alger Institutional Funds    Fred Alger Management, Inc.
Alger LargeCap Growth                        Institutional       Alger Portfolios                 Fred Alger Management, Inc.
Alger SmallCap Growth Institutional          Institutional       The Alger Institutional Funds    Fred Alger Management, Inc.
Alger SmallCap Growth Institutional          Retirement          The Alger Institutional Funds    Fred Alger Management, Inc.
AllianceBernstein 2010 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2010 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2015 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2015 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2020 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2020 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2025 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2025 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2030 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2030 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2035 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2035 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2040 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2040 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2045 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2045 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2050 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2050 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP.
                                                                  Retirement Strategies(R)
AllianceBernstein 2055 Retirement Strategy   Advisor             AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein 2055 Retirement Strategy   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Retirement Strategies(R)
AllianceBernstein Focused Growth & Income    Retirement          AllianceBernstein                AllianceBernstein LP
Fund                                                              Value Funds

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Value Fund          Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein International Growth Fund  Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein International Value Fund   Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein Mid-Cap Growth Fund        Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein Small-Cap Growth Fund      Retirement          The AllianceBernstein            AllianceBernstein LP
                                                                  Growth Funds
AllianceBernstein Small/Mid Cap Value        Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
AllianceBernstein Value Fund                 Retirement          AllianceBernstein                AllianceBernstein LP
                                                                  Value Funds
Allianz CCM Capital Appreciation             Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz CCM Mid Cap                          Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz CCM Mid Cap                          Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Dividend Value                   Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Dividend Value                   Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Renaissance                      Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Renaissance                      Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Small-Cap Value                  Administrative      Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz NFJ Small-Cap Value                  Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
Allianz RCM Large-Cap Growth                 Retirement          Allianz Funds                    Allianz Global Investors Fund
                                                                                                   Management LLC
American Century(R) Emerging Markets         A*                  American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc                Investment Management, Inc.
American Century(R) Emerging Markets         Investor            American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management,Inc.
American Century(R) Equity Growth            A*                  American Century(R) Quantitative American Century(R) Investment
                                                                  Equity Funds, Inc.               Management, Inc.
American Century(R  Equity Income            A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Equity Income            Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Ginnie Mae               Advisor             American Century(R) Government   American Century(R) Investment
                                                                  Income Trust                     Management, Inc.
American Century(R) Growth                   Advisor             American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Heritage                 A*                  American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Income & Growth          Investor            American Century(R) Quantitative American Century(R) Investment
                                                                  Equity Funds, Inc.               Management, Inc.
American Century(R) Inflation-Adjusted Bond  Advisor             American Century(R)              American Century(R) Investmen
                                                                  Investments                       Management, Inc.
American Century(R) International Bond       A*                  American Century(R)              American Century(R) Investment
                                                                  International Bond Funds         Management, Inc.
American Century(R) International Bond       Investor            American Century(R)              American Century(R) Investment
                                                                  International Bond Funds         Management, Inc.
American Century(R) International Discovery  Advisor             American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century(R) International Discovery  Investor            American Century(R) World        American Century(R) Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century  International Growth       A*                  American Century(R) World        American Century Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century  International Growth       Investor            American Century (R) World       American Century Global
                                                                  Mutual Funds, Inc.               Investment Management, Inc.
American Century(R) Large Company Value      A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
merican Century(R)  LIVESTRONG 2015          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2015          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
American Century(R) LIVESTRONG 2020          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2020          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2025          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2025          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2030          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2030          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2035          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2035          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2040          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2040          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2045          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2045          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2050          Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG 2050          Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG Income        Advisor             American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) LIVESTRONG Income        Investor            American Century(R) Asset        American Century(R) Investment
                                                                  Allocations Portfolios, Inc.     Management, Inc.
American Century(R) Mid Cap Value            Advisor             American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Mid Cap Value            Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Real Estate              A*                  American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Real Estate              Investor            American Century(R) Capital      American Century(R) Investment
                                                                  Portfolios, Inc.                 Management, Inc.
American Century(R) Select                   A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Select                   Investor            American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Growth         A*                  American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value          Advisor             American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Cap Value          Investor            American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Century(R) Small Company            Advisor             American Century(R)              American Century(R) Investment
                                                                   Quantitative Equity Funds,Inc.  Management, Inc.
American Century(R) Strategic Allocation:    A*                  American Century(R) Strategic    American Century(R) Investment
Aggressive                                                         Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Investor            American Century(R Strategic     American Century(R) Investment
Aggressive                                                         Asset Allocations,  Inc.        Management, Inc.
American Century(R) Strategic Allocation :   A*    r             American Century(R) Strategic    American Century(R) Investment
Conservative                                                       Asset Allocations, Inc.         Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
(1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------

American Century(R) Strategic Allocation:    Investor            American Century(R) Strategic    American Century(R) Investment
Conservative                                                       Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   A*                  American Century(R) Strategic    American Century(R) Investment
Moderate                                                           Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :   Investor            American Century(R) Strategic    American Century(R) Investment
Moderate                                                           Asset Allocations, Inc.         Management, Inc.
American Century(R) Strategic Allocation :                       American Century(R) Strategic    American Century(R) Investment
Aggressive (Substitution Class)                                    Asset Allocations, Inc.         Management, Inc.

American Century(R) Strategic Allocation :                       American Century(R) Strategic    American Century(R) Investment
Conservative (Substitution Class)                                 Asset Allocations,  Inc.         Management, Inc.
American Century(R) Strategic Allocation:                        American Century(R) Strategic    American Century(R) Investment
Moderate (Substitution Class)                                     Asset Allocations, Inc.          Management, Inc.
American Century(R) Ultra(R)                 A*                  American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Ultra(R)                 Investor            American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Vista                    Advisor             American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) Vista                    Investor            American Century(R) Mutual       American Century(R) Investment
                                                                  Funds, Inc.                      Management, Inc.
American Century(R) VP Capital Appreciation  I                   American Century(R) Investments  American Century(R) Investment
                                                                                                   Management, Inc.
American Funds(R) AMCAP Fund(R)              R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) AMCAP Fund(R)              R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American Balanced          R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American Balanced          R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) American High-Income       R3                  American Funds(R)                Capital Research and Management
 Trust(SM)                                                                                         Company
American Funds(R) American High-Income       R4                  American Funds(R)                Capital Research and Management
 Trust(SM)                                                                                         Company
American Funds(R) Capital World              R3                  American Funds(R)                Capital Research and Management
Growth & Income Fund(SM)                                                                           Company
American Funds(R) Capital World              R4                  American Funds(R)                Capital Research and Management
Growth & Income Fund(SM)                                                                           Company
American Funds(R) EuroPacific Growth Fund    R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) EuroPacific Growth Fund    R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Fundamental Investors (SM) R3                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R) Fundamental Investors (SM) R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds(R)  Growth Fund of            R3                  American Funds(R)                Capital Research and Management
America(R)                                                                                         Company
American Funds(R)   Growth Fund of           R4                  American Funds(R)                Capital Research and Management
America(R)                                                                                         Company
American Funds(R) Intermediate Bond Fund of  R3                  American Funds(R)                Capital Research and Management
 America(R)                                                                                        Company
American Funds(R) Intermediate Bond Fund of  R4                  American Funds(R)                Capital Research and Management
 America(R)                                                                                        Company
American Funds(R) SMALLCAP World Fund(R)     R3                  American Funds(R)                Capital Research and Management
                                                                                                    Company
American Funds(R) SMALLCAP World Fund(R)     R4                  American Funds(R)                Capital Research and Management
                                                                                                   Company
American Funds Washington                    R3                  American Funds(R)                Capital Research and Management
Mutual Investors Fund                                                                              Company
American Funds Washington                    R4                  American Funds(R)                Capital Research and Management
Mutual Investors Fund                                                                              Company
Ariel Appreciation                           No Load             Ariel Mutual Funds, Inc.         Ariel Investments LLC
Ariel                                        No Load             Ariel Mutual Funds, Inc.         Ariel Investments LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund             Institutional       BlackRock Global Allocation      BlackRock Advisors, LLC
                                                                  Fund, Inc.
BlackRock Global Allocation Fund             Retirement          BlackRock Global Allocation      BlackRock Advisors, LLC
                                                                  Fund, Inc.
BlackRock Small Cap Growth Equity Portfolio  Institutional       BlackRock Funds Equity           BlackRock Advisors, LLC
                                                                  Portfolios
Calvert Income                               A*                  Calvert Income Funds             Calvert Asset Management
                                                                                                   Company, Inc.
Calvert New Vision Small Cap                 A*                  Calvert Sustainable and          Calvert Asset Management
                                                                  Responsible Funds                Company, Inc.
Calvert Social Investment Equity             A*                  Calvert Social Investment        Calvert Asset Management
                                                                  Fund                             Company, Inc.
Calvert Social Mid Cap Growth                A                   Calvert Variable Series, Inc.    Calvert Asset Management
                                                                                                   Company, Inc.
Columbia Mid Cap Index Fund                  A                   Columbia Mid Cap Index Fund      Columbia Management Advisors LLC
Columbia Small Cap Index Fund                A                   Columbia Small Cap Index Fund    Columbia Management Advisors LLC
CRM Mid Cap Value                            Investor            CRM Funds                        Cramer Rosenthal McGlynn, LLC
CRM Small Cap Value                          Investor            CRM Funds                        Cramer Rosenthal McGlynn, LLC
DWS Alternative Asset Allocation Plus        A*                  DWS Alternative Asset            Deutsche Investment Management
                                                                  Allocation Plus Fund             Americas, Inc.
DWS Alternative Asset Allocation Plus        S                   DWS Alternative Asset            Deutsche Investment Management
                                                                  Allocation Plus Fund             Americas, Inc.
DWS Dreman Mid Cap Value                     A*                  DWS Dreman Mid Cap Value Fund    Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Mid Cap Value                     S                   DWS Dreman Mid Cap Value Fund    Deutsche Investment Management
                                                                                                   Americas, Inc.
DWS Dreman Small Cap Value                   A*                  DWS Dreman Small Cap Value       Deutsche Investment Management
                                                                  Fund                              Americas, Inc.
DWS Dreman Small Cap Value                   S                   DWS Dreman Small Cap Value       Deutsche Investment Management
                                                                  Fund                              Americas, Inc.
Fidelity(R) Advisor Diversified              T                   Fidelity(R) Advisor Funds        Fidelity(R)Management & Research
 International                                                                                     Company
Fidelity(R) Advisor Dividend Growth          T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R)Advisor Dynamic                   T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
 Capital Appreciation                                                                              Company
Fidelity(R) Advisor Equity Growth            T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Equity Income            T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Fifty Fund               A*                  Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Fifty Fund               T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Freedom 2010             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2010             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2015             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2015             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2020             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2020             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2025             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2025             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2030             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2030             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2035             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2035             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2040             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2040             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2045             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2045             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2050             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2050             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2055             A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom 2055             T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income           A*                  Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
Fidelity(R) Advisor Freedom Income           T                   Fidelity(R) Advisor Funds        Strategic Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Growth & Income          T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Growth Opportunities     T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor International Capital    T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
Appreciation                                                                                       Company
Fidelity(R) Advisor Leveraged Company Stock  A*                  Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Leveraged Company Stock  T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Mid Cap                  T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor New Insights             T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Overseas                 T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Small Cap                T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Value                    A*                  Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) Advisor Value                    T                   Fidelity(R) Advisor Funds        Fidelity(R) Management & Research
                                                                                                   Company
Fidelity(R) VIP Asset ManagerSM Portfolio    Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R) VIP Contrafund(R) Portfolio      Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R) VIP Equity-Income Portfolio      Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Researc
                                                                  Products Fund                     Company
Fidelity(R) VIP Growth Portfolio             Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R)VIP High Income Portfolio         Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fidelity(R) VIP Overseas Portfolio           Other               Fidelity(R) Variable Insurance   Fidelity(R) Management & Research
                                                                  Products Fund                     Company
Fifth Third All Cap Value                    A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Mid Cap Growth                   A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Quality Growth                   A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
Fifth Third Strategic Income                 A*                  Fifth Third Funds                Fifth Third Asset Management, Inc.
First American Funds Mid Cap Growth          A*                  First American Investment        FAF Advisors, Inc.
Opportunities                                                     Funds, Inc.
First American Funds Mid Cap Growth          Retirement          First American Investment        FAF Advisors, Inc.
Opportunities                                                      Funds, Inc.
First American Funds Mid Cap Index           Retirement          First American Investment        FAF Advisors, Inc.
                                                                   Funds, Inc.
First American Funds Mid Cap Value           A*                  First American Investment       FAF Advisors, Inc.
                                                                   Funds, Inc.
First American Funds Mid Cap Value           Retirement          First American Investment       FAF Advisors, Inc.
                                                                   Funds, Inc.
First American Real Estate Securities        A*                  First American Investment       FAF Advisors, Inc.
                                                                   Funds, Inc.
First American Real Estate Securities        Retirement          First American Investment       FAF Advisors, Inc.
                                                                   Funds ,Inc.
First American Funds Small Cap Index         Retirement          First American Investment       FAF Advisors, Inc.
                                                                   Funds ,Inc.
First American Funds Small Cap Select        A*                  First American Investment       FAF Advisors, Inc.
                                                                   Funds ,Inc.
First American Funds Small Cap Select        Retirement          First American Investment       FAF Advisors, Inc.
                                                                   Funds ,Inc.
First American Funds Small Cap Value         A*                  First American Investment        FAF Advisors, Inc.
                                                                   Funds, Inc.
First American Funds Small Cap Value         Retirement          First American Investment        FAF Advisors, Inc.
                                                                   Funds, Inc.
First American Funds Strategy Growth         A*                  First American Strategy          FAF Advisors, Inc.
Allocation                                                        Funds, Inc.
First American Funds Strategy Growth         Retirement          First American Strategy          FAF Advisors, Inc.
Allocation                                                        Funds, Inc.
Franklin Flex Cap Growth                     Retirement          Franklin Strategic Series        Franklin Advisers, Inc.
Franklin Small Cap Value                     A*                  Franklin Value Investors Trust   Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value                     Retirement          Franklin Value Investors Trust   Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth                Retirement          Franklin Strategic Series        Franklin Advisers, Inc.
Franklin Strategic Income                    Retirement          Franklin Strategic Income Fund   Franklin Advisers, Inc.
Goldman Sachs Growth Strategy                Institutional       Goldman Sachs Fund of Funds      Goldman Sachs Asset
                                                                  Portfolios                       Management, L.P.
Goldman Sachs Growth Strategy                Service             Goldman Sachs Fund of Funds      Goldman Sachs Asset
                                                                  Portfolios                       Management, L.P.
Goldman Sachs Mid Cap Value                  Institutional       Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Mid Cap Value                  Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Small Cap Value                Institutional       Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Small Cap Value                Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Value Funds                      Management, L.P.
Goldman Sachs Structured International       Institutional       Goldman Sachs Structured         Goldman Sachs Asset
 Equity Fund                                                      International Equity Funds       Management, L.P.
Goldman Sachs Structured International       Service             Goldman Sachs Structured         Goldman Sachs Asset
 Equity Fund                                                      International Equity Funds       Management, L.P.
Goldman Sachs Tollkeeper                     Institutional       Goldman Sachs Fundamental        Goldman Sachs Asset
                                                                  Equity Growth Funds               Management, L.P.
Goldman Sachs Tollkeeper                     Service             Goldman Sachs Fundamental Equity Goldman Sachs Asset
                                                                  Equity Growth Funds               Management, L.P.
Janus Aspen Series Flexible Bond             Institutional       Janus Aspen Series               Janus Captial Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio  S                   Janus Aspen Series               Janus Captial Management LLC
Janus Aspen Series Worldwide Growth          Institutional       Janus Aspen Series               Janus Captial Management LLC
Janus Adviser Forty Fund                     Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Adviser Growth and Income Fund         Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Adviser INTECH Risk-Managed Large Cap  S                   Janus Adviser Series             Janus Capital Management LLC
 Growth
Janus  Perkins Mid Cap Value                 Retirement          Janus Adviser Series             Janus Capital Management LLC
Janus Perkins Small Company Value            S                   Janus Adviser Series             Janus Capital Management LLC
Lord Abbett Classic Stock Fund               A*                  Lord Abbett Research Fund        Lord, Abbett & Co. LLC
Lord Abbett Classic Stock Fund               R3                  Lord Abbett Research Fund        Lord, Abbett & Co. LLC
Lord Abbett Developing Growth                Other               Lord Abbett Developing           Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Developing Growth                R3                  Lord Abbett Developing           Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Growth Opportunities             Other               Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Growth Opportunities             R3                  Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value                    Other               Lord Abbett Mid-Cap Value, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Mid-Cap Value                    R3                  Lord Abbett Mid-Cap Value, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                  Other               Lord Abbett Blend Trust          Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Blend                  R3                  Lord Abbett Blend Trust          Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                  Other               Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Small-Cap Value                  R3                  Lord Abbett Research Fund, Inc.  Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities              A*                  Lord Abbett Securities Trust     Lord, Abbett & Co. LLC
Lord Abbett Value Opportunities              R3                  Lord Abbett Securities Trust     Lord, Abbett & Co. LLC
Manning & Napier, Inc. Pro-Blend(R)          S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Conservative Term Series
Manning & Napier, Inc. Pro-Blend(R) Extended S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Manning & Napier, Inc. Pro-Blend(R) Maximum  S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Manning & Napier, Inc. Pro-Blend(R) Moderate S                   Manning & Napier Fund, Inc.      Manning & Napier Advisors, Inc.
 Term Series
Marshall Mid-Cap Growth Fund                 Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
Marshall Mid-Cap Value Fund                  Investor            Marshall Funds, Inc.             M&I Investment Management Corp.

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Marshall Small-Cap Growth Fund               Investor            Marshall Funds, Inc.             M&I Investment Management Corp.
MFS(R) International New Discovery           A*                  MFS(R) International New         MFS Investment Management
                                                                  Discovery Fund
MFS International New Discovery              Retirement          MFS(R) International New         MFS Investment Management
                                                                  Discovery Fund
MFS(R) Mid Cap Growth                        A*                  MFS(R) Mid Cap Growth Fund       MFS Investment Management

MFS(R) Strategic Value                       A*                  MFS(R) Strategic Value Fund      MFS Investment Management

MFS(R) Value                                 A*                  MFS(R) Value Fund                MFS Investment Management

Neuberger Berman Focus                       Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Partners                    Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth            Advisor             Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth            A*                  Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth            Retirement          Neuberger Berman Equity Funds    Neuberger Berman Management, Inc.
Oakmark Equity & Income Fund                 Other               Oakmark Equity & Income          Harris Associates LP.
Old Mutual Focused Fund                      A*                  Old Mutual Funds II              Old Mutual Capital, Inc.
Old Mutual Focused Fund                      Institutional       Old Mutual Funds II              Old Mutual Capital, Inc.
OneAmerica Asset Director Portfolio          O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Asset Director Portfolio          Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Investment Grade Bond Portfolio   O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Investment Grade Bond Portfolio   Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Money Market Portfolio            O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Money Market Portfolio            Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Socially Responsive Portfolio     O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                   Company(R)
OneAmerica Socially Responsive Portfolio     Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
OneAmerica Value Portfolio                   O                   OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
OneAmerica Value Portfolio                   Advisor             OneAmerica Funds, Inc.           American United Life Insurance
                                                                                                    Company(R)
Oppenheimer Developing Markets Fund          A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Developing Markets               N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Global Fund                      N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Gold & Special Minerals          A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Gold & Special Minerals          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Bond Fund          N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Growth             A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Growth             N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer International Small Company Fund N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Opportunity Fund     N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Small Cap Fund       A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Main Street Small Cap Fund       N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Small/ Mid Cap Value Fund        N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Strategic Income Fund            A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Strategic Income Fund            N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                       A*                  OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Oppenheimer Value Fund                       N                   OppenheimerFunds(R)              OppenheimerFunds(R), Inc.
Pax World Balanced Fund                      Other               Pax World Mutual Funds           Pax World Management, Corp.
Pax World Balanced Fund                      No Load             Pax World Mutual Funds           Pax World Management, Corp.
Pax World Global Green Fund                  Other               Pax World Mutual Funds           Pax World Management, Corp.
Pax World Global Green Fund                  Retirement          Pax World Mutual Funds           Pax World Management, Corp.
PIMCO High Yield                             Other               PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO High Yield                             Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Total Return                           Other               PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
PIMCO Total Return                           Retirement          PIMCO Funds                      Pacific Investment Management
                                                                                                   Company LLC
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------


Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond Fund                            Retirement          Pioneer Bond Fund                Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Emerging Markets                     A*                  Pioneer Emerging Markets Fund    Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Equity Income                        A*                  Pioneer Equity Income            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Equity Income                        Retirement          Pioneer Equity Income            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Fund                                 Retirement          Pioneer Fund                     Pioneer Investment
                                                                                                   Management, Inc.
Pioneer High Yield                           Retirement          Pioneer High Yield               Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Mid-Cap Value                        Retirement          Pioneer Mid-Cap Value            Pioneer Investment
                                                                                                   Management, Inc.
Pioneer Oak Ridge Large Cap Growth           Retirement          Pioneer Oak Ridge Large Cap      Pioneer Investment
                                                                  Growth                           Management, Inc.
Pioneer Small Cap Value                      Retirement          Pioneer Small Cap Value          Pioneer Investment
                                                                                                   Management, Inc.
Pioneer VCT Fund                             Institutional       Pioneer Variable Life            Pioneer Investment
                                                                  Contracts Trust                  Management, Inc.
Pioneer VCT Growth Opportunities             A                   Pioneer Variable Life            Pioneer Investment
                                                                  Contracts Trust                  Management, Inc.
Prudential Financial Services                A*                 JennisonDryden                    Wellington Management Company, LLP
Prudential Financial Services Fund           Institutional      JennisonDryden                    Wellington Management Company, LLP
Prudential Jennison Health Sciences Fund     A*                  JennisonDryden                   Prudential Investments LLC
Prudential Jennison Health Sciences Fund     Institutional       JennisonDryden                   Prudential Investments LLC
Prudential Jennison Mid-Cap Growth Fund      A*                  JennisonDryden                   Prudential Investments LLC
Prudential Jennison Mid-Cap Growth Fund      Institutional       JennisonDryden                   Prudential Investments LLC
Prudential Jennison Natural Resources Fund   A*                  JennisonDryden                   Prudential Investments LLC
Prudential Jennison Natural Resources Fund   Institutional       JennisonDryden                   Prudential Investments LLC
Russell Lifepoints(R) 2010 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2010 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2015 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2015 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2020 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2025 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2025 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2030 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2035  Strategy         R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2035 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2040 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2045 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                 Date Series
Russell Lifepoints(R) 2045 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                 Date Series
Russell Lifepoints(R) 2050 Strategy          R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
Russell Lifepoints(R) 2050 Strategy          R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Date Series
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
--------------------------------------------------------------------------------------------------------------------------------

                                       15

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Russell Emerging Markets Fund                S                   Russell Funds                    Russell Investment Management Co.
Russell Global Equity                        S                   Russell Funds                    Russell Investment Management Co.
Russell International Developed Markets Fund S                   Russell Funds                    Russell Investment Management Co.
Russell Investment Grade Bond                S                   Russell Funds                    Russell Investment Management Co.
Russell Lifepoints(R) Balanced Strategy      R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Balanced Strategy      R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative Strategy  R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Conservative Strategy  R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Equity Growth Strategy R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Growth Strategy        R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Moderate Strategy      R1                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Lifepoints(R) Moderate Strategy      R3                  LifePoints(R) funds Target       Russell Investment Management Co.
                                                                  Portfolio Series
Russell Real Estate Securities Fund          S                   Russell Funds                    Russell Investment Management Co.
Russell Short Duration Bond                  S                   Russell Funds                    Russell Investment Management Co.
Russell Strategic Bond                       S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Core Equity Fund                S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Growth                          S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Quantitative Equity Fund        S                   Russell Funds                    Russell Investment Management Co.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
---------------------------------------------------------------------------------------------------------------------------------

Investment Accounts and                     Class
 Corresponding Fund                         Designation
 Portfolios                                 if any(1)                 Fund                            Investment Advisor
---------------------------------------------------------------------------------------------------------------------------------
Russell U.S. Small & Mid Cap Fund            S                   Russell Funds                    Russell Investment Management Co.
Russell U.S. Value Fund                      S                   Russell Funds                    Russell Investment Management Co.
State Street Equity 500 Index                Other               State Street Institutional       SSgA Funds Management, Inc.
                                                                  Investment Trust
State Street Equity 500 Index                Retirement          State Street Institutional       SSgA Funds Management, Inc.
                                                                  Investment Trust
T. Rowe Price Blue Chip Growth               Retirement          T. Rowe Price Blue Chip          T. Rowe Price Associates, Inc.
                                                                  Growth Fund
T. Rowe Price Equity Income                  Institutional       T. Rowe Price Equity Income Fund T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income                  Retirement          T. Rowe Price Equity Income Fund T. Rowe Price Associates, Inc.
T. Rowe Price European Stock Fund            No Load             T. Rowe Price International      T. Rowe Price International, Inc.
                                                                  Funds, Inc.
T. Rowe Price Growth Stock                   Advisor             T. Rowe Price Growth Stock Fund  T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock                   Retirement          T. Rowe Price Growth Stock Fund  T. Rowe Price Associates, Inc.
T. Rowe Price International                  Advisor             T. Rowe Price International      T. Rowe Price International, Inc.
Growth and Income                                                 Funds, Inc.
T. Rowe Price International                  Retirement          T. Rowe Price International      T. Rowe Price International, Inc.
Growth and Income                                                 Funds, Inc.
T. Rowe Price International Stock            Retirement          T. Rowe Price International      T. Rowe Price International, Inc.
                                                                  Funds, Inc.
T. Rowe Price Mid-Cap Growth                 Retirement          T. Rowe Price Mid-Cap Growth     T. Rowe Price Associates, Inc.
                                                                  Fund, Inc.
T. Rowe Price Mid-Cap Value                  Advisor             T. Rowe Price Mid-Cap Value Fund T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value                  Retirement          T. Rowe Price Mid-Cap Value Fund T. Rowe Price Associates, Inc.

Templeton Foreign                            A*                  Templeton Foreign Fund           Templeton Global Advisors Limited
Templeton Foreign                            Retirement          Templeton Foreign Fund           Templeton Global Advisors Limited
Templeton Growth                             A*                  Templeton Growth Fund, Inc.      Templeton Global Advisors Limited
Templeton Growth                             Retirement          Templeton Growth Fund, Inc.      Templeton Global Advisors Limited
Thornburg Core Growth                        R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Core Growth                        R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value                R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg International Value                R5                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
Thornburg Limited-Term Income                R3                  Thornburg Funds                  Thornburg Investment
                                                                                                    Management, Inc.
Thornburg Limited-Term US Government         R3                  Thornburg Funds                  Thornburg Investment
                                                                                                    Management, Inc.
Thornburg Value                              R3                  Thornburg Funds                  Thornburg Investment
                                                                                                   Management, Inc.
TIAA-CREF Growth & Income Fund               Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF International Equity Index Fund    Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Large-Cap Growth Index Fund        Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Large-Cap Value Index Fund         Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
TIAA-CREF Social Choice Equity Fund          Retirement          TIAA-CREF Funds                  Teachers Advisors, Inc.
Timothy Plan Conservative Growth Fund        A*                  The Timothy Plan(R)              Timothy Partners, Ltd
Timothy Plan Strategic Growth Fund           A*                  The Timothy Plan(R)              Timothy Partners, Ltd
Vanguard Explorer                            Investor            Vanguard Explorer FundTM         AXA Rosenberg Investment
                                                                                                  Century Capital Management, LLC;
                                                                                                  Chartwell Investment Partners, L.P
                                                                                                  Granahan Investment Management,
                                                                                                  Inc., Kalmar Investment Advisers,
                                                                                                  The Vanguard Group, Inc. and
                                                                                                  Wellington Management Co., LLP
Vanguard Short-Term Federal                  Investor            Vanguard Fixed Income            The Vanguard Group
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
1) Please refer to the Fund prospectus for a description of the class designation.
* Load Waived
----------------------------------------------------------------------------------------------------------------------------

Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



     FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.



CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment, ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b), HRA, HSA and OPEB Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate SVA Account Value of all Participants under the Contract shall be transferred to an interest account in AUL's General Account and the Guaranteed SVA Account Value as defined in the Contract, shall be paid out three hundred sixty-five (365) days following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.




CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                 EXPENSE TABLE



The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the FIA or to Annuity payments under an Annuity Option.





Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................    8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................  $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................    $5
  Maximum Annual Charge for Non-Electronic Contributions...................................................................$1,000
  Maximum Distribution Fee(4)..............................................................................................   $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................  $100

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Contract, not including
Fund expenses.


Maximum Administrative Charge (per year)(6)..............................................................................     $50
Maximum Brokerage Window Fee(7)..........................................................................................    $100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%
Investment Advice Provider Fee(9)....................................................................................... May vary
Maximum Managed Account Service Fee (9).................................................................................    1.00%

Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%

Maximum Loan Administrative Fee(12).........................................................................................  $50


(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
     0.75 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total account value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.



The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.22%        2.07%

*In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.


                                    EXAMPLE

The Example is intended to help the Owner compare the cost of investing in the Contract with the cost of investing in other variable Annuity Contracts. These costs include Contract Owner expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that the Owner invests $10,000 in the Contract for the time periods indicated. The Example also assumes that the Owner's investment has a 5 percent return each year and assumes the maximum fees and expenses of any of the Funds. Although the Owner's actual costs may be higher or lower, based on these assumptions, the Owner's costs would be:



(1) If you surrender your Contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,130           $1,959           $2,801           $4,572

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  404          $1,120           $2,049           $4,179

(3) If you do not surrender your Contract:

1 Year          3 Years          5 Years          10 Years

$  404          $1,220           $2,049           $4,179

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten-year period from December 31,2000 or the first deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2009. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31,2009. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Asset Director Portfolio Class O
Band 125
     2009                            $ 3.40                           $ 4.24                               18,707,633
     2008                              4.62                             3.40                               18,548,557
     2007                              4.45                             4.62                               21,938,209
     2006                              4.08                             4.45                               18,879,420
     2005                              3.83                             4.08                               15,641,018
     2004                              3.48                             3.83                               14,894,289
     2003                              2.76                             3.48                               13,400,476
     2002                              2.87                             2.76                               13,164,496
     2001                              2.63                             2.87                               12,753,881
     2000                              2.30                             2.63                               10,360,033

Band S
     2005                            $ 1.54                           $ 1.63                                   74,923
     2004                              1.40                             1.54                                   49,468
     2003                              1.11                             1.40                                   30,173
     2002                              1.27                             1.11                                   20,490
     2001                              1.25                             1.27                                   17,617
     2000                              1.13                             1.25                                   41,667
     1999                              1.18                             1.13                                   38,741
     1998                              1.12                             1.18                                   35,696
     1997                              0.98                             1.12                                      100

OneAmerica Asset Director Advisor Class
Band 125
     2009                            $ 1.25                           $ 1.55                                7,470,761
     2008                              1.70                             1.25                                5,115,585
     2007                              1.64                             1.70                                3,412,279
     2006                              1.52                             1.64                                1,815,170

Band 100
     2009                            $ 1.26                           $ 1.58                                   12,620
     2008                              1.72                             1.26                                    5,468

Band 50
     2009                            $ 1.30                           $ 1.63                                  571,136
     2008                              1.76                             1.30                                  573,237
     2007                              1.69                             1.76                                  605,736
     2006                              1.55                             1.69                                  578,466

Band 0
     2009                            $ 1.34                           $ 1.69                                  347,480
     2008                              1.81                             1.34                                  331,408
     2007                              1.72                             1.81                                  248,218
     2006                              1.58                             1.72                                  244,777
     2005                              1.43                             1.58                                  726,297
     2004                              1.42                             1.43                                  238,572
     2003                              1.07                             1.42                                        0

OneAmerica Investment Grade Bond Portfolio Class O
Band 125
     2009                            $ 2.52                           $ 2.87                                6,703,963
     2008                              2.57                             2.52                                7,244,570
     2007                              2.45                             2.57                                7,662,171
     2006                              2.39                             2.45                                9,226,129
     2005                              2.37                             2.39                               12,343,459
     2004                              2.30                             2.37                               12,786,315
     2003                              2.22                             2.30                               13,248,507
     2002                              2.09                             2.22                               14,031,515
     2001                              1.97                             2.09                               10,785,661
     2000                              1.80                             1.97                                7,983,484

OneAmerica Investment Grade Bond Advisor Class
Band 125
     2009                            $ 1.10                           $ 1.25                                1,479,523
     2008                              1.13                             1.10                                  948,352
     2007                              1.08                             1.13                                  898,512
     2006                              1.05                             1.08                                  729,566

Band 100
     2009                            $ 1.11                           $ 1.27                                   12,103
     2008                              1.14                             1.11                                    4,593
     2007                              1.08                             1.14                                    2,216

Band 50
     2009                            $ 1.14                           $ 1.31                                  610,307
     2008                              1.16                             1.14                                  535,444
     2007                              1.10                             1.16                                  361,830
     2006                              1.07                             1.10                                  306,017
     2005                              1.05                             1.07                                  444,127
     2004                              1.02                             1.05                                   80,102
     2003                              1.01                             1.02                                        0

OneAmerica Money Market Portfolio Class O
Band 125
     2009                            $ 1.58                           $ 1.56                               19,256,258
     2008                              1.57                             1.58                               22,252,629
     2007                              1.52                             1.57                               20,300,004
     2006                              1.47                             1.52                               20,083,807
     2005                              1.45                             1.47                               20,497,268
     2004                              1.45                             1.45                               21,247,118
     2003                              1.46                             1.45                               21,895,488
     2002                              1.46                             1.46                               22,600,885
     2001                              1.43                             1.46                               21,163,682
     2000                              1.37                             1.43                               17,689,664

OneAmerica Money Market Advisor Class
Band 125
     2009                            $ 1.07                           $ 1.05                                5,342,158
     2008                              1.06                             1.07                                6,190,060
     2007                              1.03                             1.06                                3,019,859
     2006                              1.00                             1.03                                1,236,446

Band 100
     2009                            $ 1.08                           $ 1.07                                   30,791
     2008                              1.07                             1.08                                    7,317
     2007                              1.04                             1.07                                   14,951

Band 50
     2009                            $ 1.11                           $ 1.10                                  110,109
     2008                              1.09                             1.11                                  174,240
     2007                              1.05                             1.09                                  429,722
     2006                              1.01                             1.05                                  427,976
     2005                              0.98                             1.01                                  394,611
     2004                              0.99                             0.98                                        0
     2003                              1.00 (01/01/2003)                0.99                                        0

Band 0
      2009                           $ 1.15                           $ 1.15                                   19,597

OneAmerica Socially Responsive Portfolio Class O
Band 125
     2009                            $ 0.65                           $ 0.84                                  409,816
     2008                              1.04                             0.65                                  323,432
     2007                              1.02                             1.04                                  934,786
     2006                              1.00 (03/31/2006)                1.02                                  693,119

Band 25
     2009                            $ 0.67                           $ 0.87                                  107,985
     2008                              1.00(05/01/2008)                 0.67                                   51,129

OneAmerica Socially Responsive Portfolio Advisor Class
Band 125
     2009                            $ 0.64                           $ 0.83                                  461,841
     2008                              1.03                             0.64                                   92,328
     2007                              1.01                             1.03                                   39,600
     2006                              1.00 (03/31/2006)                1.01                                       32

Band 100
     2009                            $ 0.65                           $ 0.84                                    4,387
     2008                              1.04                             0.65                                    2,696
     2007                              1.02                             1.04                                    1,260
     2006                              1.00                             1.02                                      555

Band 0
     2009                            $ 0.66                           $ 0.87                                  227,967
     2008                              1.06                             0.66                                  233,697

OneAmerica Value Portfolio Class O
Band 125
     2009                            $ 3.90                           $ 5.02                               11,238,797
     2008                              6.26                             3.90                               11,924,811
     2007                              6.12                             6.26                               14,525,291
     2006                              5.46                             6.12                               15,817,104
     2005                              5.03                             5.46                               17,500,653
     2004                              4.43                             5.03                               17,430,617
     2003                              3.29                             4.43                               16,240,130
     2002                              3.58                             3.29                               15,896,163
     2001                              3.25                             3.58                               14,015,800
     2000                              2.80                             3.25                               12,597,555
Band 25
     2009                            $ 4.11                           $ 5.34                                   49,043
     2008                              6.53                             4.11                                   29,294
Band S
     2009                            $ 23.08                          $ 29.92                                 116,143
     2008                              36.77                            23.08                                 114,523
     2007                              35.69                            36.77                                 129,107
     2006                              31.59                            35.69                                 151,386
     2005                              28.89                            31.59                                 159,807
     2004                              25.21                            28.89                                 177,832
     2003                              18.43                            25.21                                 186,000
     2002                              20.39                            18.43                                 197,000
     2001                              18.55                            20.39                                 242,000
     2000                              16.04                            18.55                                 360,000

OneAmerica Value Advisor Class
Band 125
     2009                            $ 1.23                           $ 1.58                                3,013,295
     2008                              1.98                             1.23                                2,515,843
     2007                              1.94                             1.98                                2,706,754
     2006                              1.76                             1.94                                2,160,811
Band 100
     2009                            $ 1.25                           $ 1.60                                    6,232
     2008                              2.00                             1.25                                    3,852
     2007                              1.96                             2.00                                      988
Band 50
     2009                            $ 1.28                           $ 1.65                                  436,368
     2008                              2.05                             1.28                                  383,363
     2007                              1.99                             2.05                                  435,165
     2006                              1.77                             1.99                                  445,204
     2005                              1.61                             1.77                                  567,709
     2004                              1.30                             1.61                                      119
     2003                              1.05 (5/01/2003)                 1.30                                        0
Band 0
     2009                            $ 1.32                           $ 1.72                                   96,330
     2008                              2.10                             1.32                                   78,347
     2007                              2.04                             2.10                                  355,056
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AIM Basic Value Class A
Band 125
     2009                            $ 0.61                           $ 0.91                                  251,293
     2008                              1.28                             0.61                                  326,445
     2007                              1.28                             1.28                                  291,817
     2006                              1.15                             1.28                                  286,574
     2005                              1.10                             1.15                                  261,303
     2004                              1.01                             1.10                                  248,793
     2003                              0.77                             1.01                                  206,652
     2002                              1.00                             0.77                                  153,916

AIM Basic Value Retirement Class
Band 125
     2009                            $ 0.67                           $ 1.00                                   91,827
     2008                              1.41                             0.67                                   36,389
     2007                              1.42                             1.41                                   40,374
     2006                              1.27                             1.42                                   32,224
     2005                              1.22                             1.27                                    9,269
     2004                              1.12                             1.22                                      643
     2003                              1.01                             1.12                                        0

AIM Capital Development Growth Institutional Class
Band 125
     2009                            $ 0.60                           $ 0.84                                   29,038
     2008                              1.14                             0.60                                   20,419
     2007                              1.04                             1.14                                   14,758
     2006                              1.00 (10/23/2006)                1.04                                        0

AIM Capital Development Growth Retirement Class
Band 125
     2009                            $ 0.59                           $ 0.83                                    3,072
     2008                              1.13                             0.59                                    2,715
     2007                              1.04                             1.13                                        0
     2006                              1.00 (10/23/2006)                1.04                                        0

AIM Energy Fund Investor Class
Band 125
     2009                             $ 1.76                          $ 2.50                                  518,715
     2008                               3.18                            1.76                                  554,966
     2007                               2.22                            3.18                                  514,222
     2006                               2.05                            2.22                                  311,891
     2005                               1.35                            2.05                                  368,789
     2004                               1.00                            1.35                                   69,703
     2003                               0.82                            1.00                                   52,892
     2002                               0.87                            0.82                                   47,128
     2001                               1.10                            0.87                                        0

AIM Energy Fund Class A
Band 125
     2009                            $ 2.11                           $ 3.00                                  833,898
     2008                              3.81                             2.11                                  676,747
     2007                              2.66                             3.81                                  335,252
     2006                              2.46                             2.66                                  117,533
     2005                              1.62                             2.46                                   23,062
     2004                              1.20                             1.62                                      469
     2003                              1.07                             1.20                                        0

Band 100
     2009                            $ 2.14                           $ 3.05                                   20,999
     2008                              3.86                             2.14                                   16,749

Band 0
     2009                            $ 2.27                           $ 3.27                                   20,999
     2008                              4.05                             2.27                                   20,334

AIM Financial Services Fund Investor Class
Band 125
     2009                            $ 0.41                           $ 0.51                                  307,734
     2008                              1.03                             0.41                                  258,646
     2007                              1.36                             1.03                                  222,865
     2006                              1.18                             1.36                                  251,795
     2005                              1.14                             1.18                                   99,628
     2004                              1.06                             1.14                                  224,049
     2003                              0.83                             1.06                                  148,793
     2002                              0.99                             0.83                                   75,375
     2001                              1.03                             0.99                                    3,556

AIM Financial Services Fund Class A
Band 125
     2009                            $ 0.48                           $ 0.61                                   97,638
     2008                              1.23                             0.48                                   44,713
     2007                              1.62                             1.23                                   27,009
     2006                              1.41                             1.62                                    8,040
     2005                              1.36                             1.41                                    2,129
     2004                              1.27                             1.36                                        0
     2003                              1.00 (4/14/2003)                 1.27                                        0
Band 100
     2009                            $ 0.49                           $ 0.62                                   48,596
     2008                              1.24                             0.49                                   43,094
Band 0
     2009                            $ 0.52                           $ 0.66                                      590
     2008                              1.30                             0.52                                      917

AIM Global Equity Class A
Band 125
     2009                            $ 0.99                           $ 1.24                                   95,652
     2008                              1.78                             0.99                                   95,992
     2007                              1.71                             1.78                                   88,759
     2006                              1.49 (01/01/2006)                1.71                                2,083,409

AIM Global Equity Institutional Class
Band 125
     2009                            $ 0.54                           $ 0.68                                2,435,634
     2008                              0.91                             0.54                                3,545,307
     2007                              1.00 (5/24/07)                   0.91                                3,818,381


AIM Health Care Fund Class A
Band 125
     2009                            $ 1.10                           $ 1.38                                  151,848
     2008                              1.55                             1.10                                   41,678
     2007                              1.41                             1.55                                   32,857
     2006                              1.37                             1.41                                    3,022
Band 100
     2009                            $ 1.11                           $ 1.40                                    9,212
     2008                              1.57                             1.11                                    7,202
     2007                              1.42                             1.57                                    2,129
     2006                              1.37                             1.42                                    1,853
     2005                              1.27                             1.37                                        0
     2004                              1.02                             1.27                                        0
     2003                              0.88                             1.02                                        0
     2002                              1.10                             0.88                                        0
     2001                              1.09                             1.10                                        0
Band 0
     2009                            $ 1.18                           $ 1.50                                      953
     2008                              1.64                             1.18                                    4,250

AIM Health Care Fund Investor Class
Band 125
     2009                            $ 0.93                           $ 1.17                                  272,939
     2008                              1.31                             0.93                                  354,406
     2007                              1.19                             1.31                                  312,033
     2006                              1.16 (01/01/2006)                1.19                                  336,056

AIM International Growth Fund Institutional Class
Band 125
     2009                            $ 0.72                           $ 0.97                                  674,931
     2008                              1.23                             0.72                                  513,771
     2007                              1.08                             1.23                                  531,484
     2006                              1.00 (10/23/2006)                1.08                                        0

AIM International Growth Fund Retirement Class
Band 125
     2009                            $ 0.71                           $ 0.95                                   86,564
     2008                              1.22                             0.71                                    9,479
     2007                              1.08                             1.22                                        0
     2006                              1.00 (10/23/2006)                1.08                                        0

AIM Leisure Fund Class A
Band 125
     2009                            $ 0.94                           $ 1.22                                   30,943
     2008                              1.66                             0.94                                   37,603
     2007                              1.69                             1.66                                   57,193
     2006                              1.40 (01/01/2006)                1.69                                    9,388

AIM Mid-Cap Core Equity Fund Retirement Class
Band 125
     2009                            $ 1.08                           $ 1.38                                2,202,312
     2008                              1.50                             1.08                                  933,674
     2007                              1.39                             1.50                                  542,372
     2006                              1.29                             1.39                                  585,636
Band 100
     2009                            $ 1.09                           $ 1.40                                   20,683
     2008                              1.52                             1.09                                   12,881
     2007                              1.40                             1.52                                    4,143
Band 50
     2009                            $ 1.12                           $ 1.45                                      501
Band 0
     2009                            $ 1.15                           $ 1.49                                   92,707
     2008                              1.59                             1.15                                   45,310
     2007                              1.45                             1.59                                   17,863
     2006                              1.29                             1.45                                    7,408
     2005                              1.20                             1.29                                  391,507
     2004                              1.07                             1.20                                  132,136
     2003                              1.00                             1.07                                        0

AIM Mid-Cap Core Equity Fund  Class A
Band 125
     2009                            $ 1.08                           $ 1.38                                2,450,560
     2008                              1.50                             1.08                                1,042,213
     2007                              1.39                             1.50                                  850,065
     2006                              1.26                             1.39                                  896,845
     2005                              1.19                             1.26                                  748,926
     2004                              1.06                             1.19                                  576,403
     2003                              0.84                             1.06                                  299,862
     2002                              1.00                             0.84                                   92,931

AIM Small-Cap Growth Fund Class A
Band 125
     2009                             $ 0.92                          $ 1.22                                  180,494
     2008                               1.51                            0.92                                  173,270
     2007                               1.38                            1.51                                  168,921
     2006                               1.22                            1.38                                  149,799
     2005                               1.14                            1.22                                   72,139
     2004                               1.08                            1.14                                   32,156
     2003                               0.78                            1.08                                   20,363
     2002                               1.00                            0.78                                       65

AIM Small-Cap Growth Retirement Class
Band 125
     2009                            $ 0.90                           $ 1.19                                  271,805
     2008                              1.49                             0.90                                  280,467
     2007                              1.36                             1.49                                  171,062
     2006                              1.20                             1.36                                   61,799
     2005                              1.13                             1.20                                   28,170
     2004                              1.07                             1.13                                   13,033
     2003                              0.98 (10/01/2003)                1.07                                        0



AIM Technology Class A
Band 125
     2009                            $ 0.91                           $ 1.41                                  105,920
     2008                              1.65                             0.91                                   43,113
     2007                              1.56                             1.65                                   34,296
     2006                              1.44                             1.56                                   23,198
     2005                              1.43                             1.44                                    7,904
     2004                              1.40                             1.43                                    4,422
     2003                              1.28 (10/01/2003)                1.40                                        0


AIM Technology Investor Class
Band 125
     2009                            $ 0.43                           $ 0.68                                  272,815
     2008                              0.79                             0.43                                  294,546
     2007                              0.74                             0.79                                  243,206
     2006                              0.69                             0.74                                  359,230
     2005                              0.68                             0.69                                  261,489
     2004                              0.67                             0.68                                  265,178
     2003                              0.47                             0.67                                  183,900
     2002                              0.91                             0.47                                  159,525
     2001                              1.28                             0.91                                      914
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio Class I-2
Band 125
     2009                            $ 0.75                           $ 0.96                                1,706,404
     2008                              1.11                             0.75                                1,653,604
     2007                              1.00                             1.11                                1,798,815
     2006                              0.97                             1.00                                2,711,777
     2005                              0.90                             0.97                                5,309,729
     2004                              0.80                             0.90                                5,608,418
     2003                              0.75                             0.80                                4,846,307
     2002                              0.86                             0.75                                3,565,920
     2001                              0.89                             0.86                                2,331,733
     2000                              0.97                             0.89                                  404,710


Alger Capital Appreciation Portfolio Class I-2
Band 125
     2009                            $ 0.48                           $ 0.71                               11,507,029
     2008                              0.88                             0.48                                6,909,800
     2007                              0.67                             0.88                                7,111,480
     2006                              0.57                             0.67                                5,737,983
     2005                              0.50                             0.57                                4,587,833
     2004                              0.47                             0.50                               30,808,431
     2003                              0.35                             0.47                                3,023,797
     2002                              0.54                             0.35                                1,648,485
     2001                              0.65                             0.54                                  855,690
     2000                              0.87                             0.65                                   48,491

Alger Capital Appreciation Institutional Class
Band 125
     2009                            $ 0.76                           $ 1.12                                1,080,172
     2008                              1.37                             0.76                                  328,522
     2007                              1.05                             1.37                                  111,363
     2006                              1.00 (10/23/2006)                1.05                                        0

Alger Capital Appreciation Institutional Retirement Class
Band 125
     2009                            $ 0.75                           $ 1.10                                  787,045
     2008                              1.36                             0.75                                  323,390
     2007                              1.05                             1.36                                   53,880
     2006                              1.00 (10/23/2006)                1.05                                        0

Alger Large Cap Growth Portfolio Class I-2
Band 125
     2009                            $ 1.65                           $ 2.40                               17,860,538
     2008                              3.10                             1.65                               20,659,794
     2007                              2.62                             3.10                               22,234,403
     2006                              2.52                             2.62                               27,277,733
     2005                              2.28                             2.52                               35,493,177
     2004                              2.19                             2.28                               37,865,891
     2003                              1.64                             2.19                               38,799,525
     2002                              2.48                             1.64                               35,535,748
     2001                              2.85                             2.48                               33,303,582
     2000                              3.38                             2.85                               30,678,545

Alger Small-Cap Growth Institutional Fund Institutional Class
Band 125
     2009                            $ 0.63                           $ 0.90                                4,103,211
     2008                              1.18                             0.63                                  994,455
     2007                              1.04                             1.18                                  740,688
     2006                              1.00 (10/23/2006)                1.04                                        0


Alger Small-Cap Growth Institutional Fund Retirement Class
Band 125
     2009                            $ 0.63                           $ 0.88                                  546,389
     2008                              1.18                             0.63                                  370,482
     2007                              1.04                             1.18                                   97,979
     2006                              1.00 (10/23/2006)                1.04                                        0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Alliance Bernstein 2010 Strategy Retirement Class
Band 125
     2009                            $ 0.65                           $ 0.83                                  164,661
     2008                              0.99                             0.65                                  106,865


Alliance Bernstein 2010 Strategy Advisor Class
Band 125
     2009                            $ 0.66                           $ 0.84                                  326,212
     2008                              0.99                             0.66                                  201,121

Band 25
     2009                            $ 0.66                           $ 0.86                                3,902,220
     2008                              0.99                             0.66                                4,481,338


Alliance Bernstein 2015 Strategy Retirement Class
Band 125
     2009                            $ 0.63                           $ 0.81                                  876,249
     2008                              0.99                             0.63                                  356,674


Alliance Bernstein 2015 Strategy Advisor Class
Band 125
     2009                            $ 0.63                           $ 0.82                                  997,148
     2008                              0.99                             0.63                                  749,527

Band 25
     2009                            $ 0.64                           $ 0.83                                8,404,672
     2008                              0.99                             0.64                                7,706,078


Alliance Bernstein 2020 Strategy Retirement Class
Band 125
     2009                            $ 0.60                           $ 0.78                                  940,323
     2008                              0.99                             0.60                                  163,638


Alliance Bernstein 2020 Strategy Advisor Class
Band 125
     2009                            $ 0.60                           $ 0.79                                  566,285
     2008                              0.99                             0.60                                  302,933

Band 25
     2009                            $ 0.61                           $ 0.81                                6,886,357
     2008                              0.99                             0.61                                6,857,237


Alliance Bernstein 2025 Strategy Retirement Class
Band 125
     2009                            $ 0.58                           $ 0.76                                  731,242
     2008                              0.98                             0.58                                   84,088


Alliance Bernstein 2025 Strategy Advisor Class
Band 125
     2009                            $ 0.58                           $ 0.77                                1,197,849
     2008                              0.98                             0.58                                1,284,111

Band 25
     2009                            $ 0.59                           $ 0.78                                5,094,033
     2008                              0.99                             0.59                                4,361,578


Alliance Bernstein 2030 Strategy Retirement Class
Band 125
     2009                            $ 0.57                           $ 0.75                                  730,207
     2008                              0.98                             0.57                                  294,006


Alliance Bernstein 2030 Strategy Advisor Class
Band 125
     2009                            $ 0.58                           $ 0.76                                1,066,230
     2008                              0.98                             0.58                                1,151,140

Band 25
     2009                            $ 0.58                           $ 0.77                                3,389,582
     2008                              0.99                             0.58                                3,052,004


Alliance Bernstein 2035 Strategy Retirement Class
Band 125
     2009                            $ 0.57                           $ 0.73                                  373,507
     2008                              0.98                             0.57                                   49,544


Alliance Bernstein 2035 Strategy Advisor Class
Band 125
     2009                            $ 0.57                           $ 0.74                                  253,369
     2008                              0.98                             0.57                                   96,468

Band 25
     2009                            $ 0.58                           $ 0.76                                2,304,853
     2008                              0.98                             0.58                                1,953,772


Alliance Bernstein 2040 Strategy Retirement Class
Band 125
     2009                            $ 0.57                           $ 0.74                                  586,412
     2008                              0.98                             0.57                                  128,919


Alliance Bernstein 2040 Strategy Advisor Class
Band 125
     2009                            $ 0.57                           $ 0.74                                  582,464
     2008                              0.98                             0.57                                  531,200

Band 25
     2009                            $ 0.58                           $ 0.76                                1,467,728
     2008                              0.99                             0.58                                1,266,007


Alliance Bernstein 2045 Strategy Retirement Class
Band 125
     2009                            $ 0.57                           $ 0.73                                   92,768
     2008                              0.98                             0.57                                   17,269


Alliance Bernstein 2045 Strategy Advisor Class
Band 125
     2009                            $ 0.57                           $ 0.74                                  137,842
     2008                              0.98                             0.57                                   60,509

Band 25
     2009                            $ 0.58                           $ 0.76                                1,009,316
     2008                              0.99                             0.58                                  761,455


Alliance Bernstein 2050 Strategy Retirement Class
Band 125
     2009                            $ 0.57                           $ 0.75                                   55,040
     2008                              0.98                             0.57                                    5,406


Alliance Bernstein 2050 Strategy Advisor Class
Band 125
     2009                            $ 0.58                           $ 0.76                                    9,457
     2008                              0.99                             0.58                                    5,011

Band 25
     2009                            $ 0.58                           $ 0.78                                  325,664
     2008                              0.99                             0.58                                  149,754


Alliance Bernstein 2055 Strategy Retirement Class
Band 125
     2009                            $ 0.57                           $ 0.74                                   44,862
     2008                              0.98                             0.57                                   15,430


Alliance Bernstein 2055 Strategy Advisor Class
Band 125
     2009                            $ 0.58                           $ 0.75                                    6,932
     2008                              0.99                             0.58                                    6,867

Band 25
     2009                            $ 0.58                           $ 0.77                                   20,560
     2008                              0.99                             0.58                                   41,700


Alliance Bernstein Focused Growth & Income Fund Retirement Class
Band 125
     2009                            $ 0.75                           $ 0.91                                   37,645
     2008                              1.24                             0.75                                   42,640
     2007                              1.15                             1.24                                   30,906
     2006                              1.10 (01/01/2006)                1.15                                        0


Alliance Bernstein Global Value Retirement Class
Band 125
     2009                            $ 0.67                           $ 0.88                                  446,199
     2008                              1.43                             0.67                                  966,469
     2007                              1.43                             1.43                                1,133,543
     2006                              1.15                             1.43                                  572,341
     2005                              1.00  (5/20/2005)                1.15                                  324,509


Alliance Bernstein International Growth Fund Retirement Class
Band 125
     2009                            $ 0.85                           $ 1.17                                1,382,120
     2008                              1.70                             0.85                                4,169,313
     2007                              1.47                             1.70                                3,870,393
     2006                              1.23 (01/01/2006)                1.47                                3,358,366
Band 50
     2009                            $ 0.87                           $ 1.21                                  459,866
     2008                              1.73                             0.87                                  459,865
     2007                              1.49                             1.73                                  462,201
     2006                              1.23                             1.49                                  413,626


Alliance Bernstein International Value Retirement Class
Band 125
     2009                            $ 0.74                           $ 0.98                                  650,608
     2008                              1.62                             0.74                                  640,620
     2007                              1.56                             1.62                                  369,413
     2005                              1.00 (2/20/2005)                 1.18                                    1,819


Alliance Bernstein Small/Mid-Cap Growth Fund Retirement Class
Band 125
     2009                            $ 0.65                           $ 0.93                                  160,545
     2008                              1.27                             0.65                                  130,097
     2007                              1.15                             1.27                                  136,327
     2006                              1.17 (01/01/2006)                1.15                                  157,883

Band 100
     2009                            $ 0.65                           $ 0.95                                   67,708
     2008                              1.28                             0.65                                   33,380
     2007                              1.16                             1.28                                   38,825
     2006                              1.17                             1.16                                   82,298

Band 50
     2009                            $ 0.66                           $ 0.97                                  153,819
     2008                              1.30                             0.66                                  138,626
     2007                              1.17                             1.30                                  191,769
     2006                              1.17                             1.17                                  171,240


Alliance Bernstein Small-Cap Growth Fund Retirement Class
Band 125
     2009                            $ 0.77                           $ 1.07                                  445,190
     2008                              1.41                             0.77                                  259,548
     2007                              1.26                             1.41                                   48,659
     2006                              1.17 (01/01/2006)                1.26                                   30,253

Band 50


Band 0
     2007                            $ 1.28                           $ 1.46                                      436


Alliance BernsteinSmall/Mid-Cap Value Fund Retirement Class
Band 125
     2009                            $ 0.79                           $ 1.11                                  303,697
     2008                              1.23                             0.79                                  253,088
     2007                              1.22                             1.23                                  237,462
     2006                              1.10 (01/01/2006)                1.22                                   48,877


Alliance Bernstein Value Fund Retirement Class
Band 125
     2009                            $ 0.68                           $ 0.79                                   60,625
     2008                              1.18                             0.68                                   65,853
     2007                              1.26                             1.18                                   76,674
     2006                              1.05                             1.26                                   42,211
Band 100
     2009                            $ 0.68                           $ 0.80                                   53,550
     2008                              1.19                             0.68                                   34,458
     2007                              1.26                             1.19                                   54,559
     2006                              1.05                             1.26                                   43,841
     2005                              1.00 (5/20/2005)                 1.05                                    3,197


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Allianz CCM Capital Appreciation Retail Class
Band 125
     2009                            $ 0.87                           $ 1.05                                  288,671
     2008                              1.54                             0.87                                1,822,272
     2007                              1.34                             1.54                                1,508,543
     2006                              1.27                             1.34                                1,479,219
     2005                              1.18                             1.27                                  114,696
     2004                              1.07                             1.18                                    1,210
     2003                              1.01 (10/01/2003)                1.07                                        0
Band 100
     2009                            $ 0.88                           $ 1.06                                      121
     2008                              1.56                             0.88                                       84


Allianz CCM Mid-Cap Retirement Class
Band 125
     2009                            $ 0.66                           $ 0.82                                    5,828
     2008                              1.21                             0.66                                       23
     2007                              1.01                             1.21                                        0
     2006                              1.00 (10/23/2006)                1.01                                        0

Band 100
     2009                            $ 0.67                           $ 0.82                                   28,306
     2008                              1.22                             0.67                                   24,545

Band 0
     2009                            $ 0.68                           $ 0.85                                    5,993
     2008                              1.23                             0.68                                      907


Allianz NFJ Dividend Value Class Admin
Band 125
     2009                            $ 0.68                           $ 0.75                                2,169,630
     2008                              1.07                             0.68                                1,824,008
     2007                              1.04                             1.07                                  333,048
     2006                              1.00 (10/23/2006)                1.04                                        0


Allianz NFJ Dividend Value Retirement Class
Band 125
     2009                            $ 0.67                           $ 0.75                                4,345,901
     2008                              1.07                             0.67                                2,831,084
     2007                              1.04                             1.07                                  723,187
     2006                              1.00 (10/23/2006)                1.04                                        0
Band 100
     2009                            $ 0.67                           $ 0.75                                    4,230
     2008                              1.07                             0.67                                    4,142
Band 0
     2009                            $ 0.69                           $ 0.78                                  256,696
     2008                              1.08                             0.69                                   23,373


Allianz NFJ Renaissance Fund  Class Admin
Band 125
     2009                            $ 0.83                           $ 1.09                                  537,575
     2008                              1.40                             0.83                                  563,395
     2007                              1.34                             1.40                                  794,046
     2006                              1.21                             1.34                                3,997,693
     2005                              1.27                             1.21                                3,997,575
     2004                              1.11                             1.27                                3,862,488
     2003                              0.71                             1.11                                  307,847
     2002                              1.00                             0.71                                   92,285


Allianz NFJ Renaissance Fund Retirement Class
Band 125
     2009                            $ 0.85                           $ 1.12                                   34,461
     2008                              1.44                             0.85                                   38,676
     2007                              1.38                             1.44                                    4,845

Allianz NFJ Small-Cap Value Class Admin
Band 125
     2009                            $ 0.70                           $ 0.86                               13,752,191
     2008                              0.96                             0.70                                9,941,000
     2007                              1.00 (05/24/2007)                0.96                               10,075,000

Allianz NFJ Small-Cap Value Fund Retail Class
Band 125
     2009                            $ 1.29                           $ 1.58                                3,197,438
     2008                              1.79                             1.29                                1,975,224
     2007                              1.71                             1.79                                1,203,635
     2006                              1.49                             1.71                                5,980,643
Band 100
     2009                            $ 1.31                           $ 1.61                                   42,407
     2008                              1.81                             1.31                                   26,305
     2007                              1.72                             1.81                                   36,025
     2006                              1.65                             1.72                                   49,401
Band 50
     2009                            $ 1.35                           $ 1.66                                    2,167
     2008                              1.84                             1.35                                        0
     2007                              1.75                             1.84                                        0
     2006                              1.49                             1.75                                        0
     2005                              1.35                             1.49                                        0
Band 0
     2009                            $ 1.38                           $ 1.71                                  406,525
     2008                              1.88                             1.38                                  275,153
     2007                              1.78                             1.88                                  206,346
     2006                              1.70                             1.78                                  114,002

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
American Century Emerging Markets Advisor Class
Band 125
     2009                            $ 0.64                           $ 1.07                                  164,361
     2008                              1.61                             0.64                                  153,957
     2007                              1.14                             1.61                                   17,960
     2006                              1.00 (10/23/2006)                1.14                                        0

American Century Emerging Markets Investor Class
Band 125
     2009                            $ 0.64                           $ 1.07                                  236,983
     2008                              1.62                             0.64                                  192,102
     2007                              1.14                             1.62                                  115,119
     2006                              1.00 (10/23/2006)                1.14                                        0


American Century Equity Growth Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.06                                  894,480
     2008                              1.39                             0.90                                  747,704

American Century Inflation-Adjusted Bond Advisor Class
Band 125
     2009                            $ 1.13                           $ 1.23                                5,338,600
     2008                              1.16                             1.13                                4,343,960
     2007                              1.06                             1.16                                2,220,551
     2006                              1.07                             1.06                                1,942,467
Band 100
     2009                            $ 1.14                           $ 1.25                                   62,406
     2008                              1.17                             1.14                                  199,768
     2007                              1.07                             1.17                                   69,409
     2006                              1.08                             1.07                                   56,764
Band 0
     2009                            $ 1.19                           $ 1.32                                  294,106
     2008                              1.21                             1.19                                  146,929
     2007                              1.09                             1.21                                   27,558
     2006                              1.07                             1.09                                    2,174
     2005                              1.06                             1.07                                  896,882
     2004                              1.00 (05/17/2004)                1.06                                  271,957


American Century Growth Advisor Class
Band 125
     2009                            $ 0.90                           $ 1.22                                  500,475
     2008                              1.39                             0.90                                  747,740
     2007                              1.37                             1.39                                  738,860
     2006                              1.22                             1.37                                  460,932
     2005                              1.15                             1.22                                  302,561
     2004                              1.00 (05/17/2004)                1.15                                   48,039


American Century  Select Advisor Class
Band 125
     2009                            $ 0.74                           $ 0.99                                   93,810
     2008                              1.25                             0.74                                   71,559
     2007                              1.06                             1.25                                   89,918
     2006                              1.09 (01/01/2006)                1.06                                   46,347


American Century Vista Advisor Class
Band 125
     2009                            $ 0.90                           $ 1.07                                  664,856
     2008                              1.77                             0.90                                  594,598
     2007                              1.30                             1.77                                  363,477
     2006                              1.21                             1.30                                  765,754
     2005                              1.12                             1.21                                  134,549
     2004                              1.00 (05/17/2004)                1.12                                   36,669


American Century Equity Income  Class A
Band 125
     2009                            $ 1.29                           $ 1.42                                2,802,229
     2008                              1.63                             1.29                                  972,858
     2007                              1.63                             1.63                                  663,523
     2006                              1.39                             1.63                                  578,200
     2005                              1.37                             1.39                                  392,670
     2004                              1.24                             1.37                                       91
     2003                              1.03 (05/01/03)                  1.24                                        0
Band 100
     2009                            $ 1.31                           $ 1.45                                   29,989
     2008                              1.65                             1.31                                   26,671
Band 0
     2009                            $ 1.38                           $ 1.55                                   46,405
     2008                              1.73                             1.38                                   85,200


American Century Equity Income Investor Class
Band 125
     2009                            $ 1.36                           $ 1.51                                2,744,993
     2008                              1.72                             1.36                                2,006,050
     2007                              1.71                             1.72                                2,005,699
     2006                              1.45                             1.71                                2,179,594
     2005                              1.44                             1.45                                2,170,834
     2004                              1.29                             1.44                                1,825,291
     2003                              1.05                             1.29                                1,098,415
     2002                              1.12                             1.05                                  460,245
     2001                              1.05                             1.12                                   10,717
Band 0
     2008                            $ 1.87                           $ 1.50                                    4,146

American Century Ginnie Mae Advisor Class
Band 125
     2009                             $ 1.18                          $ 1.23                                  901,832
     2008                               1.12                            1.18                                  561,933
     2007                               1.07                            1.12                                  419,553
     2006                               1.04                            1.07                                  350,185
     2005                               1.03                            1.04                                  177,276
     2004                               1.01                            1.03                                  162,057
     2003                               1.01 (10/01/03)                 1.01                                        0

American Century Growth Advisor Class
Band 125
     2009                            $ 0.91                           $ 1.22                                  500,475
     2008                              1.49                             0.91                                  255,231
     2007                              1.27                             1.49                                  199,257
     2006                              1.20                             1.27                                  117,693
     2005                              1.16                             1.20                                   95,130
     2004                              1.09                             1.16                                   68,698
     2003                              0.95 (10/01/03)                  1.09                                        0

American Century Heritage Class A
Band 125
     2009                            $ 1.39                           $ 1.87                                4,444,448
     2008                              2.61                             1.39                                2,943,496
     2007                              1.82                             2.61                                1,926,364
     2006                              1.61 (01/01/2006)                1.82                                  920,417

Band 50
     2009                            $ 1.44                           $ 1.96                                  123,771
     2008                              2.70                             1.44                                  105,549
     2007                              1.86                             2.70                                   61,100
     2006                              1.64                             1.86                                   54,002

Band 0
     2009                            $ 1.49                           $ 2.04                                  558,045
     2008                              2.78                             1.49                                  337,679
     2007                              1.91                             2.78                                  267,929
     2006                              1.67                             1.91                                  169,183

American Century Income & Growth Investor Class-
Band 125
     2009                            $ 0.81                           $ 0.95                                  180,086
     2008                              1.23                             0.81                                  204,711
     2007                              1.28                             1.23                                  258,269
     2006                              1.11                             1.28                                  260,294
     2005                              1.07                             1.11                                  256,142
     2004                              0.96                             1.07                                  257,431
     2003                              0.75                             0.96                                  108,792
     2002                              0.94                             0.75                                   71,607
     2001                              1.02                             0.94                                    1,385

American Century International Discovery Investor Class
Band 125
     2009                            $ 0.45                           $ 0.60                                    1,144
     2008                              0.96                             0.45                                      333

American Century International Discovery Advisor Class
Band 125
     2009                            $ 0.45                           $ 0.60                                  183,596
     2008                              0.96                             0.45                                  101,975

American Century International Growth Class A
Band 125
     2009                            $ 1.28                           $ 1.69                                  142,053
     2008                              2.38                             1.28                                   82,938
     2007                              2.06                             2.38                                  141,843
     2006                              1.73 (01/01/2006)                2.06                                   46,347

American Century International Growth Investor Class
Band 125
     2009                             $ 1.63                          $ 2.16                                  682,917
     2008                               3.01                            1.63                                  589,391
     2007                               2.60                            3.01                                  555,930
     2006                               2.11                            2.60                                  490,071
     2005                               1.88                            2.11                                  481,271
     2004                               1.65                            1.88                                  393,336
     2003                               1.34                            1.65                                  436,240
     2002                               1.68                            1.34                                  130,388
     2001                               2.02                            1.68                                      120

American Century Large Company Value Class A
Band 125
     2009                            $ 1.05                           $ 1.25                                1,235,965
     2008                              1.70                             1.05                                1,365,605
     2007                              1.75                             1.70                                1,337,667
     2006                              1.51                             1.75                                1,045,173
Band 0
     2009                            $ 1.14                           $ 1.37                                  366,693
     2008                              1.82                             1.14                                  274,192
     2007                              1.85                             1.82                                  223,327
     2006                              1.48                             1.85                                  181,604
     2005                              1.45                             1.48                                  510,254
     2004                              1.28                             1.45                                  113,289
     2003                              1.03 (05/01/03)                  1.28                                        0

American Century Livestrong Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.15                                   35,426

American Century Livestrong  2015 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.17                                1,637,655

Band 0
     2009                            $ 1.00 (05/01/09)                $ 1.18                                   14,003

American Century Livestrong 2015 Investor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.17                                   57,504

American  Century Livestrong 2020 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.18                                1,640,323

American Century Livestrong 2025 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.20                                1,218,992

American Century Livestrong 2025 Investor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.20                                   31,934

American Century Livestrong 2030 AdvisorClass
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.21                                1,108,217

American Century Livestrong 2035 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.23                                1,125,320

American Century Livestrong 2035 Investor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.23                                    3,892

American Century Livestrong 2040 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.25                                  559,321

American Century  Livestrong 2045 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.25                                  355,157

American Century Livestrong 2045 Investor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.26                                    9,971

American Century Livestrong 2050 Advisor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.26                                  257,861

American Century Mid-Cap Value Advisor Class
Band 125
     2009                            $ 1.03                           $ 1.32                                   59,773
     2008                              1.00 (12/12/08)                  1.03                                        0


American Century Mid-Cap Value Investor Class
Band 125
     2009                            $ 1.03                           $ 1.32                                  108,435
     2008                              1.00 (12/12/08)                  1.03                                        0

American Century Small Cap Growth Class A
Band 125
     2009                            $ 0.94                           $ 1.16                                  475,028
     2008                              1.65                             0.94                                  463,450
     2007                              1.35                             1.65                                  219,861
     2006                              1.21                             1.35                                  126,392
     2005                              1.17                             1.21                                   51,638
     2004                              1.00 (05/17/2004)                1.17                                   37,424
Band 100
     2009                            $ 0.95                           $ 1.18                                      914
     2008                              1.67                             0.95                                      579


American Century Real Estate Class A
Band 125
     2009                            $ 1.16                           $ 1.45                                  860,977
     2008                              2.08                             1.16                                  644,022
     2007                              2.51                             2.08                                  514,912
     2006                              1.89                             2.51                                  847,313
Band 0
     2009                            $ 1.25                           $ 1.59                                  280,215
     2008                              2.22                             1.25                                  216,210
     2007                              2.64                             2.22                                  142,257
     2006                              1.89                             2.64                                   87,376
     2005                              1.65                             1.89                                  191,151
     2004                              1.29                             1.65                                   50,800
     2003                              1.01 (05/01/03)                  1.29                                        0

American Century Select Investor Class
Band 125
     2009                            $ 1.46                           $ 1.94                                   15,022
     2008                              2.44                             1.46                                   13,636
     2007                              2.03                             2.44                                    1,279
     2006                              2.10                             2.03                                    2,919
     2005                              2.10                             2.10                                   20,250
     2004                              1.99                             2.10                                   14,757
     2003                              1.61                             1.99                                  107,703
     2002                              2.11                             1.61                                   91,651
     2001                              2.41                             2.11                                        0

American Century Small-Cap Value Fund Investor Class
Band 125
     2009                            $ 1.47                           $ 2.01                                3,896,716
     2008                              2.05                             1.47                                3,748,913
     2007                              2.13                             2.05                                3,912,022
     2006                              1.87                             2.13                                4,345,605
     2005                              1.75                             1.87                                3,772,575
     2004                              1.45                             1.75                                3,009,325
     2003                              1.08                             1.45                                1,341,148
     2002                              1.23                             1.08                                  515,244
     2001                              1.08                             1.23                                   16,826

American Century Small-Cap Value Advisor Class
Band 125
     2009                            $ 1.38                           $ 1.89                                  138,759
     2008                              1.93                             1.38                                   90,831
     2007                              2.02                             1.93                                   74,618
     2006                              1.77                             2.02                                  189,914
     2005                              1.66                             1.77                                  131,828
     2004                              1.52                             1.66                                   78,721
     2003                              1.01 (05/01/03)                  1.52                                        0

American Century Small Company Stock Advisor Class
Band 125
     2009                            $ 1.20                           $ 1.43                                   65,186
     2008                              1.97                             1.20                                   53,554
     2007                              2.13                             1.97                                   45,071
     2006                              2.06 (01/01/2006)                2.13                                   70,878

American Century Strategic Allocation Aggressive Advisor Class
Band 125
     2009                            $ 1.22                           $ 1.52                                4,074,877
     2008                              1.87                             1.22                                2,469,327
     2007                              1.65                             1.87                                1,169,269
     2006                              1.47                             1.65                                1,018,890
     2005                              1.39                             1.47                                  509,829
     2004                              1.26                             1.39                                  259,047
     2003                              1.03 (05/01/03)                  1.26                                        0

Band 100
     2009                            $ 1.24                           $ 1.54                                   91,796
     2008                              1.89                             1.24                                   50,609
     2007                              1.67                             1.89                                   15,854

American Century Strategic Allocation Aggressive Investor Class
Band 125
     2009                            $ 1.07                           $ 1.33                               17,387,419
     2008                              1.64                             1.07                               14,029,956
     2007                              1.45                             1.64                                9,397,001
     2006                              1.28                             1.45                                5,128,840

American Century Strategic Allocation Conservative Investor Class
Band 125
     2009                            $ 1.11                           $ 1.26                                4,838,273
     2008                              1.33                             1.11                                3,844,730
     2007                              1.26                             1.33                                2,278,412
     2006                              1.18 (01/01/2006)                1.26                                2,033,865

American Century Strategic Allocation Conservative Advisor Class
Band 125
     2009                            $ 1.16                           $ 1.31                                1,973,305
     2008                              1.40                             1.16                                1,940,616
     2007                              1.32                             1.40                                1,038,630
     2006                              1.23                             1.32                                  509,830
     2005                              1.20                             1.23                                  197,157
     2004                              1.13                             1.20                                   71,118
     2003                              1.02 (05/01/03)                  1.13                                        0

Band 100
     2009                            $ 1.18                           $ 1.33                                   36,091
     2008                              1.41                             1.18                                      814
     2007                              1.33                             1.41                                      195

American Century Strategic Allocation Moderate Investor Class
Band 125
     2009                            $ 1.11                           $ 1.32                               33,699,497
     2008                              1.51                             1.11                               28,417,955
     2007                              1.38                             1.51                               16,260,633
     2006                              1.26 (01/01/2006)                1.38                                6,700,797

American Century Strategic Allocation Moderate Advisor Class
Band 125
     2009                            $ 1.21                           $ 1.44                                8,769,582
     2008                              1.66                             1.21                                6,417,840
     2007                              1.52                             1.66                                2,393,701
     2006                              1.39                             1.52                                2,215,858

Band 100
     2009                            $ 1.23                           $ 1.47                                4,563,198
     2008                              1.67                             1.23                                4,113,686
     2007                              1.53                             1.67                                2,568,262
     2006                              1.37                             1.53                                  918,644
     2005                              1.31                             1.37                                1,347,923
     2004                              1.21                             1.31                                  586,339
     2003                              1.03 (05/01/03)                  1.21                                        0

American Century Ultra Investor Class
Band 125
     2009                            $ 1.54                           $ 2.06                                  101,218
     2008                              2.68                             1.54                                  134,718
     2007                              2.23                             2.68                                   71,351
     2006                              2.33                             2.23                                  288,671
     2005                              2.31                             2.33                                  309,375
     2004                              2.11                             2.31                                  286,247
     2003                              1.70                             2.11                                  400,189
     2002                              2.24                             1.70                                  316,787
     2001                              2.43                             2.24                                      114

American Century Ultra Advisor Class
Band 125
     2009                            $ 0.87                           $ 1.16                                  343,801
     2008                              1.51                             0.87                                  301,051
     2007                              1.26                             1.51                                  295,358
     2006                              1.32                             1.26                                  392,425
     2005                              1.32                             1.32                                  394,020
     2004                              1.21                             1.32                                   39,386
     2003                              1.02 (05/01/03)                  1.21                                        0

American Century VP Capital Appreciation Class I
Band 125
     2009                            $ 1.48                           $ 2.00                                5,438,077
     2008                              2.78                             1.48                                5,734,227
     2007                              1.93                             2.78                                5,708,745
     2006                              1.67                             1.93                                5,852,664
     2005                              1.38                             1.67                                6,566,358
     2004                              1.30                             1.38                                5,804,303
     2003                              1.09                             1.30                                5,921,060
     2002                              1.41                             1.09                                5,554,227
     2001                              1.98                             1.41                                5,183,712
     2000                              1.84                             1.98                                5,192,872

Band 25
     2009                            $ 1.56                           $ 2.13                                  139,222
     2008                              2.90                             1.56                                   74,014

American Century Real Estate Investor Class
Band 125
     2009                            $ 0.48                           $ 0.60                                1,143,716
     2008                              0.85                             0.48                                1,660,372
     2007                              1.00 (5/24/07)                   0.85                                1,106,259

American Century Vista Investor Class
Band 125
     2009                            $ 0.60                           $ 0.73                                4,516,523
     2008                              1.19                             0.60                                4,323,447
     2007                              1.00 (5/24/07)                   1.19                                1,149,784

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
American Funds AMCAP Fund  Class R3
Band 125
     2009                            $ 0.69                           $ 0.94                                  289,759
     2008                              1.12                             0.69                                   78,121
     2007                              1.06                             1.12                                   17,072
     2006                              1.00 (01/03/2006)                1.06                                   35,600

Band 0
     2009                            $ 0.71                           $ 0.99                                  438,577
     2008                              1.14                             0.71                                  295,455
     2007                              1.07                             1.14                                        0
     2006                              1.00                             1.07                                  150,144

American Funds AMCAP Fund Class R4
Band 125
     2009                            $ 0.66                           $ 0.91                                  212,653
     2008                              1.08                             0.66                                  157,584
     2007                              1.01                             1.08                                  104,507
     2006                              1.00 (10/23/2006)                1.01                                        0

American Funds American High Income Trust Class R3
Band 125
     2009                            $ 0.78                           $ 1.15                               1,826,547
     2008                              1.10                             0.78                                 697,641
     2007                              1.10                             1.10                                 314,645
     2006                              1.07 (01/03/2006)                1.10                               1,475,241

Band 0
     2009                            $ 0.81                           $ 1.20                                 253,460
     2008                              1.13                             0.81                                 170,988
     2007                              1.12                             1.13                                 182,619

American Funds Capital World Growth and Income Class R3
Band 125
     2009                            $ 0.83                           $ 1.08                               8,843,554
     2008                              1.36                             0.83                               4,217,847
     2007                              1.18                             1.36                               1,111,784
     2006                              1.11 (01/03/2006)                1.18                               7,560,340

Band 100
     2009                            $ 0.83                           $ 1.09                                  48,493
     2008                              1.37                             0.83                                   9,357


Band 0
     2009                            $ 0.86                           $ 1.13                                 556,583
     2008                              1.40                             0.86                                 373,765
     2007                              1.19                             1.40                                 256,098

American Funds Capital World Growth and Income Class R4
Band 125
     2009                            $ 0.75                           $ 0.98                              30,937,527
     2008                              1.23                             0.75                              25,084,924
     2007                              1.06                             1.23                              17,556,300
     2006                              1.00 (10/23/2006)                1.06                                 324,332

American Funds EuroPacific Growth Fund Class R3
Band 125
     2009                            $ 0.80                           $ 1.10                               7,169,202
     2008                              1.37                             0.80                               2,810,044
     2007                              1.17                             1.37                               1,131,501
     2006                              1.10 (01/03/2006)                1.17                               4,192,819

Band 100
     2009                            $ 0.81                           $ 1.11                                  99,089
     2008                              1.38                             0.81                                  70,603
     2007                              1.17                             1.38                                  71,597
     2006                              1.10                             1.17                                 105,030

Band 0
     2009                            $ 0.83                           $ 1.15                               1,352,075
     2008                              1.40                             0.83                                 883,186
     2007                              1.18                             1.40                                 645,631
     2006                              1.11                             1.18                                   8,090

American Funds EuroPacific Growth Fund Class R4
Band 125
     2009                            $ 0.73                           $ 1.01                              20,960,447
     2008                              1.25                             0.73                              11,869,197
     2007                              1.06                             1.25                               9,653,523
     2006                              1.00 (10/23/2006)                1.06                                  95,172

American Funds Fundamental Investors Class R3
Band 125
     2009                            $ 0.69                           $ 0.90                              7,546,223
     2008                              1.16                             0.69                              3,851,011
     2007                              1.04                             1.16                              1,250,647
     2006                              1.00 (01/03/2006)                1.04                                      0
Band 100
     2009                            $ 0.69                           $ 0.91                                 11,692
Band 0
     2009                            $ 0.71                           $ 0.94                                303,084
     2008                              1.17                             0.71                                149,014
     2007                              1.04                             1.17                                 85,995

American Funds Fundamental Investors  Class R4
Band 125
     2009                            $ 0.69                           $ 0.91                              6,345,382
     2008                              1.16                             0.69                              5,503,285
     2007                              1.04                             1.16                              3,440,101
     2006                              1.00 (10/23/2006)                1.04                                      0

American Funds American High Income Trust Class  R4
Band 125
     2009                            $ 0.74                           $ 1.08                              6,246,660
     2008                              1.03                             0.74                              5,119,549
     2007                              1.03                             1.03                              4,650,304
     2006                              1.00 (10/23/2006)                1.03                                      0

American Funds Intermediate Bond Fund of America Class  R4
Band 125
     2009                            $ 1.02                           $ 1.07                               183,986
     2008                              1.05                             1.02                               142,204
     2007                              1.01                             1.05                               117,009
     2006                              1.00 (10/23/2006)                1.01                                     0

American Funds Intermediate Bond Fund of America Class R4
Band 125
     2009                            $ 1.02                           $ 1.07                              499,610
     2008                              1.06                             1.02                              352,941
     2007                              1.02                             1.06                              297,272
     2006                              1.01 (01/03/2006)                1.02                               30,202

Band 0
     2009                            $ 1.06                           $ 1.13                              686,354
     2008                              1.08                             1.06                              579,129
     2007                              1.03                             1.08                               29,706
     2006                              1.02                             1.03                              346,747

American Funds The Growth Fund of America Class R3
Band 125
     2009                            $ 0.70                           $ 0.93                           15,600,965
     2008                              1.17                             0.70                            8,157,308
     2007                              1.07                             1.17                            2,932,706
     2006                              1.04 (01/03/2006)                1.07                            3,947,513

Band 100
     2009                            $ 0.71                           $ 0.94                               95,688
     2008                              1.18                             0.71                               67,386
     2007                              1.08                             1.18                               55,479
     2006                              1.05                             1.08                               78,710

Band 0
     2009                            $ 0.73                           $ 0.98                              855,642
     2008                              1.20                             0.73                              640,240
     2007                              1.09                             1.20                              599,249


American Funds The Growth Fund of America Class R4
Band 125
     2009                            $ 0.68                           $ 0.90                           27,676,882
     2008                              1.13                             0.68                           22,472,499
     2007                              1.03                             1.13                           23,216,994
     2006                              1.00 (10/23/2006)                1.03                              136,410

American Funds Small-Cap World Class R3
Band 125
     2009                            $ 0.48                           $ 0.74                              449,350
     2008                              0.97                             0.48                              121,503

American Funds Small-Cap World Class R4
Band 125
     2009                            $ 0.49                           $ 0.73                               36,687
     2008                              0.97                             0.49                                    0
     2007                              1.00 (11/12/07)                  0.97                                    0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Ariel Fund
Band 125
     2009                            $ 0.70                           $ 1.12                              583,343
     2008                              1.36                             0.70                              699,721
     2007                              1.40                             1.36                              902,727
     2006                              1.29                             1.40                            1,074,915
     2005                              1.29                             1.29                            1,297,362
     2004                              1.07                             1.29                            1,589,544
     2003                              0.85                             1.07                              360,936
     2002                              1.00                             0.85                               97,409

Ariel Appreciation Fund
Band 125
     2009                            $ 0.76                           $ 1.22                              449,491
     2008                              1.29                             0.76                              509,627
     2007                              1.33                             1.29                            1,003,464
     2006                              1.21                             1.33                            1,108,088
     2005                              1.19                             1.21                            1,338,481
     2004                              1.07                             1.19                            1,295,388
     2003                              0.83                             1.07                              587,395
     2002                              1.00                             0.83                               82,132

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Institutional Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.22                                6,944

BlackRock Global Allocation Class R
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.21                              243,203

BlackRock Small-Cap Growth Equity Institutional Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.29                              120,601
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Calvert Income Class A
Band 125
     2009                            $ 1.13                           $ 1.30                            8,111,187
     2008                              1.30                             1.13                            8,418,804
     2007                              1.25                             1.30                            8,056,946
     2006                              1.21                             1.25                            6,049,183
     2005                              1.18                             1.21                            4,664,735
     2004                              1.05                             1.18                            3,691,036
     2003                              1.01                             1.05                              460,417
     2002                              1.00                             1.01                              232,814

Calvert New Vision Small-Cap Class A
Ba2d 125
     2009                            $ 0.62                           $ 0.72                              213,747
     2008                              0.95                             0.62                              192,068
     2007                              0.97                             0.95                              175,128
     2006                              0.98                             0.97                              163,022
     2005                              1.09                             0.98                              124,291
     2004                              1.01                             1.09                               97,729
     2003                              0.75                             1.01                               38,884
     2002                              1.00                             0.75                                4,870

Calvert Social Investment Equity Class A
Band 125
     2009                            $ 0.85                           $ 1.12                              504,212
     2008                              1.33                             0.85                              439,777
     2007                              1.23                             1.33                              391,360
     2006                              1.13                             1.23                              403,306
     2005                              1.10                             1.13                              359,921
     2004                              1.04                             1.10                              403,799
     2003                              0.86                             1.04                              347,485
     2002                              1.00                             0.86                              333,520

Calvert Social Mid-Cap Growth Class A
Band 125
     2009                            $ 1.49                           $ 1.94                            2,423,476
     2008                              2.40                             1.49                            2,588,764
     2007                              2.21                             2.40                            2,831,178
     2006                              2.09                             2.21                            3,698,863
     2005                              2.11                             2.09                            5,906,245
     2004                              1.95                             2.11                            6,184,602
     2003                              1.50                             1.95                            5,545,655
     2002                              2.12                             1.50                            4,777,927
     2001                              2.44                             2.12                            4,701,190
     2000                              2.22                             2.44                            4,159,423
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Columbia Small-Cap Index Fund Class A
Band 125
     2009                            $ 0.66                           $ 0.82                               63,922
     2008                              0.97                             0.66                                5,055

Columbia Mid-Cap Index Fund Class A
Band 125
     2009                            $ 0.62                           $ 0.84                              121,423
     2008                              0.99                             0.62                                    0
     2007                              1.00 (11/12/07)                  0.99                                    0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CRM Mid-Cap Value Investor Class
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.24                              230,195
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus Class A
Band 0
     2009                            $ 1.00 (05/01/09)                $ 1.23                                   96

DWS Dreman Small-Cap Value Class A
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.31                               62,698

DWS Dreman Small-Cap Value Class S
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.31                               13,710
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Diversified International Fund Class T
Band 125
     2009                            $ 1.39                           $ 1.69                               85,749
     2008                              2.42                             1.39                              106,914
     2007                              2.24                             2.42                              120,628
     2006                              1.95                             2.24                              200,529
     2005                              1.66                             1.95                              243,824
     2004                              1.42                             1.66                              235,525
     2003                              1.04 (5/01/2003)                 1.42                                    0

Fidelity Advisor Dividend Growth Class T
Band 125
     2009                            $ 0.78                           $ 1.18                              464,760
     2008                              1.41                             0.78                              292,927
     2007                              1.43                             1.41                              300,611
     2006                              1.27                             1.43                              322,401
     2005                              1.25                             1.27                              281,087
     2004                              1.20                             1.25                               34,289
     2003                              1.02 (5/01/2003)                 1.20                                    0
Band 100
     2009                            $ 0.79                           $ 1.20                                8,747
     2008                              1.43                             0.79                                6,715
     2007                              1.44                             1.43                                  672

Fidelity Advisor Dynamic Capital Appreciation Fund Class T
Band 125
     2009                            $ 0.88                           $ 1.18                              119,672
     2008                              1.50                             0.88                              112,995
     2007                              1.44                             1.50                              136,848
     2006                              1.38 (01/01/2006)                1.44                               33,701

Fidelity Advisor Equity Growth Fund Class T
Band 125
     2009                            $ 0.76                           $ 0.96                              501,550
     2008                              1.46                             0.76                              340,137
     2007                              1.17                             1.46                              226,857
     2006                              1.17                             1.17                               36,471
Band 50
     2009                            $ 0.79                           $ 1.00                              577,242
     2008                              1.50                             0.79                              515,867
     2007                              1.20                             1.50                              488,499
     2006                              1.12                             1.20                              473,800
     2005                              1.07                             1.12                                1,663
     2004                              1.00 (5/17/2004)                 1.07                                    0

Fidelity Advisor Equity Income Fund Class T
Band 125
     2009                            $ 1.02                           $ 1.25                              405,974
     2008                              1.75                             1.02                              332,880
     2007                              1.71                             1.75                              265,126
     2006                              1.66                             1.71                              185,051
Band 50
     2009                            $ 1.06                           $ 1.31                              288,245
     2008                              1.80                             1.06                              267,247
     2007                              1.75                             1.80                              210,987
     2006                              1.69                             1.75                              185,955
Band 0
     2009                            $ 1.10                           $ 1.37                               22,644
     2008                              1.87                             1.10                               15,455
     2007                              1.80                             1.87                               11,326
     2006                              1.54                             1.80                                5,654
     2005                              1.41                             1.54                              142,901
     2004                              1.28                             1.41                               42,044
     2003                              1.03 (5/01/2003)                 1.28                                    0

Fidelity Advisor Freedom Income Fund  Class A
Band 125
     2009                            $ 0.87                           $ 1.01                            130,652
     2008                              1.02                             0.87                             84,260
     2007                              1.00 (5/24/07)                   1.02                             15,111

Fidelity Advisor Freedom Income Fund Class T
Band 125
     2009                            $ 0.94                           $ 1.09                           1,142,830
     2008                              1.10                             0.94                             827,093
     2007                              1.06                             1.10                             218,421
     2006                              1.05 (01/01/2006)                1.06                              76,620
Band 0
     2009                            $                                $ 1.15                               2,768
     2008                              1.14                             0.98                               5,193


Fidelity Advisor Freedom 2010 Fund Class A
Band 125
     2009                            $ 0.73                           $ 0.91                           1,677,469
     2008                              1.01                             0.73                           2,210,008
     2007                              1.00 (5/24/07)                   1.01                             742,638

Fidelity Advisor Freedom 2010 Fund Class T
Band 125
     2009                            $ 0.85                           $ 1.06                           6,463,555
     2008                              1.18                             0.85                           4,472,109
     2007                              1.12                             1.18                           2,560,297
     2006                              1.09                             1.12                             557,192
Band 100
     2009                            $ 0.86                           $ 1.07                             537,044
     2008                              1.19                             0.86                             554,361
     2007                              1.12                             1.19                               7,983
     2006                              1.09                             1.12                               3,574
Band 0
     2009                            $ 0.90                           $ 1.12                             917,807
     2008                              1.22                             0.90                             503,935
     2007                              1.14                             1.22                             224,594
     2006                              1.05                             1.14                             130,182
     2005                              1.00 (3/1/2005)                  1.05                              20,259

Fidelity Advisor Freedom 2015 Fund  Class A
Band 125
     2009                            $ 0.72                           $ 0.89                           2,665,547
     2008                              1.01                             0.72                           1,782,229
     2007                              1.00 (5/24/07)                   1.01                              85,021

Fidelity Advisor Freedom 2015 Fund Class T
Band 125
     2009                            $ 0.85                           $ 1.06                          13,248,548
     2008                              1.21                             0.85                           6,035,674
     2007                              1.14                             1.21                           2,212,996
     2006                              1.11                             1.14                             716,296
Band 100
     2009                             $ 0.86                          $ 1.07                              18,844
     2008                               1.22                            0.86                              13,065
     2007                               1.14                            1.22                              11,743
     2006                               1.11                            1.14                               4,990
Band 50
     2009                            $ 0.88                           $ 1.10                                 390
Band 0
     2009                            $ 0.90                           $ 1.13                             510,765
     2008                              1.25                             0.90                             285,007
     2007                              1.17                             1.25                             197,677
     2006                              1.06                             1.17                             125,500
     2005                              1.00 (3/1/2005)                  1.06                              93,903

Fidelity Advisor Freedom 2020 Fund Class A
Band 125
     2009                            $ 0.66                           $ 0.84                           6,276,457
     2008                              1.01                             0.66                           5,851,998
     2007                              1.00 (5/24/07)                   1.01                           4,077,984

Fidelity Advisor Freedom 2020 Fund Class T
Band 125
     2009                            $ 0.81                           $ 1.03                          13,736,268
     2008                              1.23                             0.81                           8,317,685
     2007                              1.16                             1.23                           3,336,131
     2006                              1.12                             1.16                           1,538,751
Band 100
     2009                            $ 0.81                           $ 1.04                             944,832
     2008                              1.24                             0.81                             879,690
     2007                              1.16                             1.24                               9,727
     2006                              1.13                             1.16                               4,847
Band 50
     2009                            $ 0.83                           $ 1.07                               3,654
Band 0
     2009                            $ 0.85                           $ 1.09                           2,192,200
     2008                              1.28                             0.85                           1,369,723
     2007                              1.18                             1.28                             812,343
     2006                              1.06                             1.18                             137,107
     2005                              1.00 (3/1/2005)                  1.06                              39,697

Fidelity Advisor Freedom 2025 Fund Class A
Band 125
     2009                           $ 0.64                            $ 0.83                           1,496,904
     2008                             1.01                              0.64                           1,056,870
     2007                             1.00 (5/24/07)                    1.01                             283,663

Fidelity Advisor Freedom 2025 Fund Class T
Band 125
     2009                            $ 0.79                           $ 1.02                           9,647,630
     2008                              1.25                             0.79                           4,571,759
     2007                              1.16                             1.25                           1,484,817
     2006                              1.13                             1.16                             561,912
Band 100
     2009                             $ 0.80                          $ 1.03                              36,181
     2008                               1.25                            0.80                              23,181
     2007                               1.17                            1.25                              22,034
     2006                               1.13                            1.17                              14,350
Band 0
     2009                            $ 0.83                           $ 1.09                             776,029
     2008                              1.29                             0.83                             463,578
     2007                              1.19                             1.29                             226,462
     2006                              1.07                             1.19                             119,376
     2005                              1.00 (3/1/2005)                  1.07                              20,815

Fidelity Advisor Freedom 2030 Fund Class A
Band 125
     2009                            $ 0.61                           $ 0.79                           1,751,673
     2008                              1.01                             0.61                           1,135,535
     2007                              1.00 (5/24/07)                   1.01                             166,049

Fidelity Advisor Freedom 2030 Fund Class T
Band 125
     2009                            $ 0.76                           $ 0.99                          10,790,182
     2008                              1.27                             0.76                           6,118,305
     2007                              1.18                             1.27                           1,852,672
     2006                              1.14                             1.18                             907,740
Band 100
     2009                            $ 0.77                           $ 1.00                             718,274
     2008                              1.28                             0.77                             651,510
     2007                              1.19                             1.28                               7,111
     2006                              1.15                             1.19                               2,955
Band 0
     2009                            $ 0.80                           $ 1.05                           1,904,528
     2008                              1.32                             0.80                           1,192,093
     2007                              1.21                             1.32                             966,196
     2006                              1.07                             1.21                             264,262
     2005                              1.00 (3/1/2005)                  1.07                              22,605

Fidelity Advisor Freedom 2035 Fund Class A
Band 125
     2009                            $ 0.60                           $ 0.78                           1,296,234
     2008                              1.01                             0.60                             750,125
     2007                              1.00 (5/24/07)                   1.01                             132,511

Fidelity Advisor Freedom 2035 Fund Class T
Band 125
     2009                            $ 0.76                           $ 0.99                           5,819,277
     2008                              1.27                             0.76                           2,636,351
     2007                              1.18                             1.27                             600,825
     2006                              1.14                             1.18                             245,057
Band 100
     2009                            $ 0.76                           $ 1.00                              32,749
     2008                              1.28                             0.76                              28,530
     2007                              1.19                             1.28                              21,693
     2006                              1.15                             1.19                              13,727
Band 0
     2009                            $ 0.79                           $ 1.05                           1,266,070
     2008                              1.32                             0.79                             865,943
     2007                              1.21                             1.32                             318,069
     2006                              1.07                             1.21                             159,956
     2005                              1.00 (3/1/2005)                  1.07                              18,695

Fidelity Advisor Freedom 2040 Fund Class A
Band 125
     2009                            $ 0.59                           $ 0.77                           1,603,816
     2008                              1.00                             0.59                           1,239,789
     2007                              1.00 (5/24/07)                   1.00                             494,492

Fidelity Advisor Freedom 2040 Fund Class T
Band 125
     2009                            $ 0.75                           $ 0.98                           7,610,841
     2008                              1.28                             0.75                           4,208,970
     2007                              1.19                             1.28                           1,399,390
     2006                              1.15                             1.19                             658,411
Band 100
     2009                            $ 0.75                           $ 0.99                             136,320
     2008                              1.29                             0.75                             113,361
     2007                              1.20                             1.29                               8,468
     2006                              1.15                             1.20                               3,297
Band 0
     2009                            $ 0.78                           $ 1.04                           3,159,009
     2008                              1.33                             0.78                           1,811,399
     2007                              1.22                             1.33                           1,252,423
     2006                              1.07                             1.22                             386,584
     2005                              1.00 (3/1/2005)                  1.07                              16,925

Fidelity Advisor Freedom 2045 Fund Class A
Band 125
     2009                            $ 0.58                           $ 0.76                             515,640
     2008                              1.00                             0.58                             178,063
     2007                              1.00 (5/24/07)                   1.00                                  98

Fidelity Advisor Freedom 2045 Fund Class T
Band 125
     2009                            $ 0.58                           $ 0.76                           2,900,608
     2008                              1.00                             0.58                             822,566
     2007                              1.00 (5/24/07)                   1.00                              69,990
Band 0
     2009                             $ 0.59                          $ 0.79                             676,115
     2008                               1.01                            0.59                             131,630
     2007                               1.00 (5/24/07)                  1.01                              45,628

Fidelity Advisor Freedom 2050 Fund Class A
Band 125
     2009                            $ 0.57                           $ 0.75                             599,089
     2008                              1.01                             0.57                             192,746
     2007                              1.00 (5/24/07)                   1.01                               1,220

Fidelity Advisor Freedom 2050 Fund Class T
Band 125
     2009                            $ 0.57                           $ 0.75                           1,915,456
     2008                              1.00                             0.57                             763,226
     2007                              1.00 (5/24/07)                   1.00                               8,809
Band 100
     2009                            $ 0.57                           $ 0.76                               5,172
     2008                              1.01                             0.57                               4,719
Band 0
     2009                            $ 0.58                           $ 0.78                             469,356
     2008                              1.01                             0.58                              98,233
     2007                              1.00 (5/24/07)                   1.01                              17,795

Fidelity Advisor Growth & Income Class T
Band 125
     2009                            $ 0.90                           $ 1.12                              62,255
     2008                              1.56                             0.90                              61,556
     2007                              1.42                             1.56                              28,956
     2006                              1.39 (01/01/2006)                1.42                               5,583
Band 100
     2009                            $ 0.91                           $ 1.14                              19,714
     2008                              1.58                             0.91                              16,921

Fidelity Advisor Growth Opportunities Fund Class T
Band 125
     2009                            $ 0.65                           $ 0.95                             190,108
     2008                              1.48                             0.65                             205,633
     2007                              1.22                             1.48                             106,976
     2006                              1.18                             1.22                              61,636
     2005                              1.10                             1.18                              43,832
     2004                              1.00 (5/01/2004)                 1.10                              22,265

Fidelity Advisor International Capital Appreciation Fund Class T
Band 125
     2009                            $ 0.75                           $ 1.15                               1,009
     2008                              1.55                             0.75                               1,009
     2007                              1.51                             1.55                               1,009
     2006                              1.33                             1.51                               1,201
     2005                              1.19                             1.33                               1,204
     2004                              1.00 (5/17/2004)                 1.19                                   0

Fidelity Advisor Leveraged Company Stock Fund Class A
Band 125
     2009                            $ 0.57                           $ 0.89                           2,865,736
     2008                              1.24                             0.57                           2,484,309
     2007                              1.05                             1.24                           1,371,276
     2006                              1.00 (10/23/2006)                1.05                                   0

Fidelity Advisor Leveraged Company Stock Fund  Class T
Band 125
     2009                            $ 0.56                           $ 0.89                            3,676,663
     2008                              1.24                             0.56                            2,596,337
     2007                              1.05                             1.24                              585,312
     2006                              1.00 (10/23/2006)                1.05                                    0
Band 0
     2009                            $ 0.58                           $ 0.92                              445,061
     2008                              1.25                             0.58                              311,309

Fidelity Advisor Mid-Cap Fund Class T
Band 125
     2009                            $ 0.97                           $ 1.40                              135,266
     2008                              2.07                             0.97                              137,379
     2007                              1.91                             2.07                              106,820
     2006                              1.71                             1.91                              221,613
     2005                              1.60                             1.71                              188,332
     2004                              1.00 (05/01/2004)                1.60                              137,117

Fidelity Advisor New Insights Fund Class T
Band 125
     2009                            $ 0.93                           $ 1.19                            1,673,112
     2008                              1.53                             0.93                              946,901
     2007                              1.29                             1.53                              683,490
     2006                              1.20 (01/01/2006)                1.29                              645,014
Band 100
     2009                            $ 0.94                           $ 1.20                               23,541
     2008                              1.54                             0.94                               20,574
Band 0
     2009                            $ 0.98                           $ 1.26                                7,046
     2008                              1.58                             0.98                                    0
     2007                              1.31                             1.58                                    0
     2006                              1.18                             1.31                                    0
     2005                              1.00 (5/21/05)                   1.18                                    0

Fidelity Advisor Overseas Fund Class T
Band 125
     2009                            $ 1.02                           $ 1.27                                  709
     2008                              1.82                             1.02                                  709
     2007                              1.58                             1.82                               25,807
     2006                              1.34                             1.58                               33,048
     2005                              1.19                             1.34                               35,351
     2004                              1.00 (05/01/2004)                1.19                               27,501

Fidelity Advisor Small-Cap Fund Class T
Band 125
     2009                            $ 1.57                           $ 1.98                            3,485,504
     2008                              2.18                             1.57                            2,403,529
     2007                              1.96                             2.18                            1,663,929
     2006                              1.91                             1.96                            1,501,628
Band 100
     2009                            $ 1.59                           $ 2.01                                   56
     2008                              2.20                             1.59                                   56
Band 50
     2009                            $ 1.63                           $ 2.07                              120,694
     2008                              2.25                             1.63                              100,859
     2007                              2.01                             2.25                               86,109
     2006                              1.96                             2.01                               72,646
Band 0
     2009                            $ 1.70                           $ 2.17                              222,548
     2008                              2.33                             1.70                              177,289
     2007                              2.07                             2.33                              151,529
     2006                              1.88                             2.07                               99,627
     2005                              1.71                             1.88                              951,945
     2004                              1.40                             1.71                              156,850
     2003                              1.04 (5/01/2003)                 1.40                                    0

Fidelity Asset Manager Portfolio Initial Class
Band 125
     2009                            $ 1.75                           $ 2.23                           14,197,930
     2008                              2.48                             1.75                           17,731,161
     2007                              2.18                             2.48                           21,773,695
     2006                              2.05                             2.18                           38,564,135
     2005                              2.00                             2.05                           47,580,876
     2004                              1.92                             2.00                           53,440,839
     2003                              1.65                             1.92                           53,469,759
     2002                              1.83                             1.65                           53,227,498
     2001                              1.93                             1.83                           52,427,456
     2000                              2.03                             1.93                           48,253,843

Fidelity VIP II Contrafund Initial Class
Band 125
     2009                            $ 2.55                           $ 3.41                           32,881,002
     2008                              4.48                             2.55                           31,683,364
     2007                              3.86                             4.48                           32,479,446
     2006                              3.50                             3.86                           32,833,793
     2005                              3.03                             3.50                           30,816,784
     2004                              2.66                             3.03                           27,908,961
     2003                              2.09                             2.66                           24,779,179
     2002                              2.34                             2.09                           22,973,191
     2001                              2.70                             2.34                           21,679,020
     2000                              2.93                             2.70                           20,337,472

Fidelity VIP Equity Income Initial Class
Band 125
     2009                            $ 1.66                           $ 2.14                            6,387,962
     2008                              2.94                             1.66                            7,234,640
     2007                              2.93                             2.94                            9,078,869
     2006                              2.47                             2.93                           10,373,448
     2005                              2.36                             2.47                           11,535,651
     2004                              2.15                             2.36                           12,527,048
     2003                              1.67                             2.15                           12,481,643
     2002                              2.03                             1.67                           12,196,544
     2001                              2.16                             2.03                           12,372,602
     2000                              2.02                             2.16                           11,109,818

Fidelity VIP Growth Initial Class
Band 125
     2009                            $ 1.85                           $ 2.35                          18,242,525
     2008                              3.55                             1.85                          21,610,721
     2007                              2.83                             3.55                          23,329,762
     2006                              2.69                             2.83                          34,607,912
     2005                              2.57                             2.69                          49,590,284
     2004                              2.52                             2.57                          55,678,581
     2003                              1.92                             2.52                          54,510,681
     2002                              2.78                             1.92                          52,130,625
     2001                              3.42                             2.78                          51,057,046
     2000                              3.89                             3.42                          46,168,040

Fidelity VIP High Income Initial Class
Band 125
     2009                            $ 1.32                           $ 1.87                           7,679,918
     2008                              1.78                             1.32                           6,774,034
     2007                              1.75                             1.78                           6,531,703
     2006                              1.60                             1.75                           9,787,076
     2005                              1.57                             1.60                          14,635,686
     2004                              1.45                             1.57                          16,110,565
     2003                              1.16                             1.45                          17,118,909
     2002                              1.13                             1.16                          16,007,137
     2001                              1.30                             1.13                          15,753,066
     2000                              1.70                             1.30                          12,815,473

Fidelity VIP Overseas Initial Class
Band 125
     2009                            $ 1.64                           $ 2.05                           7,466,477
     2008                              2.95                             1.64                           8,249,701
     2007                              2.55                             2.95                           9,087,874
     2006                              2.19                             2.55                          13,218,820
     2005                              1.86                             2.19                          15,890,022
     2004                              1.66                             1.86                          16,014,534
     2003                              1.17                             1.66                          14,430,463
     2002                              1.49                             1.17                          13,464,244
     2001                              1.91                             1.49                          12,518,734
     2000                              2.39                             1.91                          11,353,249
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fifth Third Mid-Cap Growth Class A
Band 125
     2009                            $ 0.77                           $ 1.06                              26,160
     2008                              1.43                             0.77                              77,969
     2007                              1.33                             1.43                             305,372
     2006                              1.23                             1.33                               5,199
     2005                              1.12                             1.23                               2,316
     2004                              1.00 (3/1/2004)                  1.12                                   0

Fifth Third All Cap Value Class A
Band 125
     2009                            $ 0.81                           $ 1.01                             304,604
     2008                              1.39                             0.81                             301,198
     2007                              1.38                             1.39                             327,148
     2006                              1.17                             1.38                              38,090
     2005                              1.10                             1.17                               5,091
     2004                              1.00 (3/1/2004)                  1.10                                   0

Fifth Third Quality Growth Class A
Band 125
     2009                            $ 0.84                           $ 1.08                             17,318
     2008                              1.36                             0.84                             14,960
     2007                              1.14                             1.36                                329
     2006                              1.12 (01/01/2006)                1.14                                  0

Fifth Third Strategic Income Class A
Band 125
     2009                            $ 0.87                           $ 1.18                            159,633
     2008                              1.12                             0.87                             31,218
     2007                              1.13                             1.12                             16,769
     2006                              1.08                             1.13                             29,588
     2005                              1.09                             1.08                                585
     2004                              1.00 (3/1/2004)                  1.09                                  0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
First American Mid-Cap Growth Opportunities Class A
Band 125
     2009                            $ 0.63                           $ 0.91                            306,492
     2008                              1.18                             0.63                            278,133
     2007                              1.02                             1.18                            329,428
     2006                              1.00 (10/23/2006)                1.02                                  0

First American Mid-Cap Growth Opportunities Class R
Band 125
     2009                            $ 0.63                           $ 0.90                               5,204
     2008                              1.18                             0.63                               2,063
     2007                              1.02                             1.18                                   0
     2006                              1.00 (10/23/2006)                1.02                                   0

First American Mid-Cap Value Class  A
Band 125
     2009                            $ 0.66                           $ 0.84                              83,649
     2008                              1.06                             0.66                             109,710
     2007                              1.03                             1.06                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0


First American Mid-Cap Value Class R
Band 125
     2009                            $ 0.66                           $ 0.84                              52,072
     2008                              1.06                             0.66                               5,092
     2007                              1.03                             1.06                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0

First American Small-Cap Select Class A
Band 125
     2009                            $ 0.63                           $ 0.85                             521,721
     2008                              0.96                             0.63                             436,614
     2007                              1.03                             0.96                             568,304
     2006                              1.00 (10/23/2006)                1.03                                   0

First American Small-Cap Select Class R
Band 125
     2009                            $ 0.62                           $ 0.84                              45,936
     2008                              0.96                             0.62                              13,813
     2007                              1.03                             0.96                              42,572
     2006                              1.00 (10/23/2006)                1.03                                   0

First American Small-Cap Value Class R
Band 125
     2009                            $ 0.00                           $ 0.77                              33,534
     2008                              0.95                             0.00                                   0
     2007                              1.03                             0.95                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0

First American Small-Cap Value Class A
Band 125
     2009                            $ 0.66                           $ 0.77                              47,170
     2008                              0.95                             0.66                              67,440
     2007                              1.03                             0.95                                 140
     2006                              1.00 (10/23/2006)                1.03                                   0

First American Strategic Growth Allocation Class A
Band 125
     2009                            $ 0.00                           $ 0.95                                 536
     2008                              1.11                             0.00                                   0
     2007                              1.02                             1.11                                   0
     2006                              1.00 (10/23/2006)                1.02                                   0

First American Strategic Growth Allocation Class R
Band 125
     2009                            $ 0.00                           $ 0.95                             108,176
     2008                              1.10                             0.00                                   0
     2007                              1.02                             1.10                                   0
     2006                              1.00 (10/23/2006)                1.02                                   0

First American Mid-Cap Index Class R
Band 125
     2009                            $ 0.62                           $ 0.84                             749,704
     2008                              0.99                             0.62                             214,581

First American Small-Cap Index Class R
Band 125
     2009                            $ 0.63                           $ 0.79                             610,330
     2008                              0.97                             0.63                             296,321
Band 0
     2009                            $ 0.64                           $ 0.81                               4,036
     2008                              0.97                             0.64                                   0
     2007                              1.00 (11/12/2007)                0.97                                   0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth  Class R
     2009                            $ 0.96                           $ 1.27                             869,746
     2008                              1.53                             0.96                             607,489
     2007                              1.34                             1.53                             320,219
     2006                              1.29                             1.34                             263,789
     2005                              1.23                             1.29                             187,889
     2004                              1.11                             1.23                              92,544
     2003                              1.00 (10/01/2003)                1.11                                   0

Franklin Small-Cap Value Class A
Band 125
     2009                            $ 0.66                           $ 0.86                             119,602
     2008                              1.00                             0.66                             115,329
     2007                              1.04                             1.00                               3,554
     2006                              1.00 (10/23/2006)                1.04                                   0

Franklin Small-Cap Value Class R
Band 125
     2009                            $ 0.66                           $ 0.85                             775,651
     2008                              0.99                             0.66                             354,615
     2007                              1.04                             0.99                             125,943
     2006                              1.00 (10/23/2006)                1.04                                   0
Band 0
     2009                            $ 0.68                           $ 0.89                             138,740
     2008                              1.01                             0.68                             110,000
     2007                              1.04                             1.01                              59,000
     2006                              1.00 (10/23/2006)                1.04                                   0

Franklin Small-Mid-Cap Growth Class R
Band 125
     2009                            $ 0.85                           $ 1.19                             164,670
     2008                              1.50                             0.85                              98,293
     2007                              1.36                             1.50                              71,225
     2006                              1.28                             1.36                              36,175
     2005                              1.18                             1.28                               6,061
     2004                              1.00 (5/17/2004)                 1.18                                   0

Franklin Templeton Strategic Income Class R
Band 125
     2009                            $ 1.12                           $ 1.39                           2,585,525
     2008                              1.28                             1.12                           1,891,166
     2007                              1.23                             1.28                           1,616,840
     2006                              1.16                             1.23                             344,427
Band 0
     2009                            $ 1.20                           $ 1.50                             445,797
     2008                              1.35                             1.20                             471,751
     2007                              1.28                             1.35                             412,589
     2006                              1.19                             1.28                             116,941
     2005                              1.15                             1.15                             144,184
     2004                              1.06                             1.15                                 991
     2003                              1.00 (10/01/2003)                1.06                                   0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy Class Institutional
Band 125
     2009                            $ 0.65                           $ 0.83                             221,724
     2008                              1.08                             0.65                             199,921
     2007                              1.04                             1.08                             188,375
     2006                              1.00 (10/23/2006)                1.04                                   0

Goldman Sachs Growth Strategy Class Service
Band 125
     2009                            $ 0.64                           $ 0.82                               1,430
     2008                              1.07                             0.64                                 167
     2007                              1.04                             1.07                                   0
     2006                              1.00 (10/23/2006)                1.04                                   0

Goldman Sachs Internet Tollkeeper Class Institutional
Band 125
     2009                            $ 0.72                           $ 1.21                           3,474,911
     2008                              1.34                             0.72                           3,156,005
     2007                              1.06                             1.34                             969,954
     2006                              1.00 (10/23/2006)                1.06                                   0

Goldman Sachs Internet Tollkeeper Class Service
Band 125
     2009                            $ 0.72                           $ 1.19                             378,858
     2008                              1.33                             0.72                              43,779
     2007                              1.06                             1.33                                 536
     2006                              1.00 (10/23/2006)                1.06                                   0

Goldman Sachs Mid-Cap Value Class Institutional
Band 125
     2009                            $ 0.67                           $ 0.88                          13,669,796
     2008                              1.06                             0.67                          12,516,568
     2007                              1.04                             1.06                           6,767,419
     2006                              1.00 (10/23/2006)                1.04                                   0

Goldman Sachs Mid-Cap Value Class Service
Band 125
     2009                            $ 0.66                           $ 0.86                             831,982
     2008                              1.06                             0.66                             437,510
     2007                              1.04                             1.06                              76,330
     2006                              1.00 (10/23/2006)                1.04                                   0
Band 100
     2009                            $ 0.66                           $ 0.87                               2,957
     2008                              1.06                             0.66                               3,183
Band 0
     2009                            $ 0.68                           $ 0.90                             596,591
     2008                              1.07                             0.68                             536,140
     2007                              1.04                             1.07                              11,954

Goldman Sachs Small-Cap Value  Class Institutional
Band 125
     2009                            $ 0.70                           $ 0.88                              52,978
     2008                              0.96                             0.70                              34,376
     2007                              1.03                             0.96                              98,714
     2006                              1.00 (10/23/2006)                1.03                                   0

Goldman Sachs Small-Cap Value Class Service
Band 125
     2009                            $ 0.69                           $ 0.87                               7,737
     2008                              0.96                             0.69                              64,585
     2007                              1.03                             0.96                               5,974
     2006                              1.00 (10/23/2006)                1.03                                   0
Band 0
     2009                            $ 0.71                           $ 0.90                             138,779
     2008                              0.97                             0.71                                   0
     2007                              1.03                             0.97                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0

Goldman Sachs Structured International Equity Class Service
Band 125
     2009                            $ 0.55                           $ 0.69                               6,138
     2008                              0.98                             0.55                               1,623

Goldman Sachs Structured International Equity Class Institutional
Band 125
     2009                            $ 0.55                           $ 0.70                               4,644
     2008                              0.98                             0.55                                   0
     2007                              1.00 (11/12/07)                  0.98                                   0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Janus Advisor Forty Fund Class R
Band 125
     2009                            $ 0.90                           $ 1.27                           1,917,064
     2008                              1.64                             0.90                           1,341,695
     2007                              1.22                             1.64                             476,508
     2006                              1.13                             1.22                             224,873
     2005                              1.00 (5/20/2005)                 1.13                               4,181
Band 100
     2009                            $ 0.91                           $ 1.29                              42,263
     2008                              1.65                             0.91                              34,642
Band 0
     2009                            $ 0.94                           $ 1.35                                 549

Janus Advisor Growth & Income Fund Class R
Band 125
     2009                            $ 0.69                           $ 0.94                             135,942
     2008                              1.26                             0.69                              50,795
     2007                              1.19                             1.26                              72,066
     2006                              1.15                             1.19                              17,604
Band 50
     2009                            $ 0.71                           $ 0.97                             497,642
     2008                              1.29                             0.71                             427,537
     2007                              1.20                             1.29                             508,005
     2006                              1.13                             1.20                             484,971
     2005                              1.00 (5/20/2005)                 1.13                             180,358

Janus Adviser Intech Risk Managed Growth Class S
Band 125
     2009                            $ 0.82                           $ 1.07                           5,231,380
     2008                              1.45                             0.82                           4,967,499
     2007                              1.33                             1.45                           5,517,010
     2006                              1.26                             1.33                           5,756,092
     2005                              1.19                             1.26                              26,577
     2004                              1.07                             1.19                                   0
     2003                              1.00 (9/15/2003)                 1.07                                   0

Janus Adv Perkins Small Company Value Class S
Band 125
     2009                            $ 0.98                           $ 1.33                             362,822
     2008                              1.50                             0.98                             287,793
     2007                              1.60                             1.50                              82,033
     2006                              1.33                             1.60                              31,334
     2005                              1.27                             1.33                               2,594
     2004                              1.10                             1.27                                   0
     2003                              1.00 (9/15/2003)                 1.10                                   0
Band 25
     2009                            $ 1.03                           $ 1.41                             114,211
     2008                              1.56                             1.03                              63,587

Janus Aspen Flexible Bond Class Institutional
Band 125
     2009                            $ 1.77                           $ 1.98                          11,186,182
     2008                              1.69                             1.77                          11,226,567
     2007                              1.60                             1.69                           9,952,575
     2006                              1.56                             1.60                          10,358,363
     2005                              1.54                             1.56                          10,936,764
     2004                              1.50                             1.54                          10,737,951
     2003                              1.43                             1.50                          10,695,429
     2002                              1.31                             1.43                           9,258,998
     2001                              1.23                             1.31                           6,419,285
     2000                              1.17                             1.23                           5,236,802
Band 0
     2008                            $ 1.94                           $ 2.05                               6,247

Janus Adv Perkins Mid-Cap Value Class R
Band 125
     2009                            $ 0.78                           $ 1.02                           1,100,820
     2008                              1.10                             0.78                             200,230
     2007                              1.04                             1.10                                   0
     2006                              1.00 (10/23/2006)                1.04                                   0
Band 100
     2009                            $ 0.79                           $ 1.03                               2,410
     2008                              1.10                             0.79                                 598
Band 50
     2009                            $ 0.80                           $ 1.04                               1,898
Band 0
     2009                            $ 0.81                           $ 1.06                               4,070

Janus Aspen Mid-Cap Value Class Service
Band 125
     2009                            $ 0.78                           $ 1.02                           4,155,752
     2008                              1.09                             0.78                             253,189
     2007                              1.03                             1.09                                   0
     2006                              1.00 (10/23/2006)                1.03                                   0

Janus Aspen Worldwide Portfolio Class Institutional
Band 125
     2009                            $ 1.01                           $ 1.38                          11,551,751
     2008                              1.85                             1.01                          12,608,660
     2007                              1.71                             1.85                          13,984,817
     2006                              1.47                             1.71                          17,073,458
     2005                              1.40                             1.47                          30,895,367
     2004                              1.35                             1.40                          35,730,498
     2003                              1.11                             1.35                          35,860,493
     2002                              1.50                             1.11                          34,123,387
     2001                              1.96                             1.50                          32,859,993
     2000                              2.36                             1.96                          28,723,922
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Developing Growth Class P
Band 125
     2009                            $ 0.87                           $ 1.25                             516,768
     2008                              1.67                             0.87                             264,576
     2007                              1.25                             1.67                             107,226
     2006                              1.14 (01/01/2006)                1.25                              23,814
Band 100
     2009                            $ 0.87                           $ 1.27                              51,522
     2008                              1.68                             0.87                              33,884
     2007                              1.25                             1.68                              35,681
     2006                              1.14                             1.25                              66,056
Band 25
     2009                            $ 0.90                           $ 1.32                             164,941
     2008                              1.72                             0.90                              82,239
Band 0
     2009                            $ 0.91                           $ 1.34                             216,865
     2008                              1.73                             0.91                             200,072
     2007                              1.28                             1.73                             331,988
     2006                              1.15                             1.28                             276,020

Lord Abbett Growth Opportunities Class P
Band 125
     2009                            $ 0.82                           $ 1.18                              68,741
     2008                              1.35                             0.82                              47,943
     2007                              1.13                             1.35                               4,986
     2006                              1.08 (01/01/2006)                1.13                                 908

Lord Abbett Mid-Cap Value Class P
Band 125
     2009                            $ 0.71                           $ 0.89                              12,229
     2008                              1.20                             0.71                               7,534
     2007                              1.21                             1.20                               7,144
     2006                              1.09                             1.21                               5,423
     2005                              1.02                             1.09                               2,177
     2004                              1.00 (12/13/2004)                1.02                                   0

Lord Abbett Small-Cap Blend Class P
Band 125
     2009                            $ 0.87                           $ 1.06                           4,372,423
     2008                              1.32                             0.87                           3,789,643
     2007                              1.22                             1.32                           1,432,816
     2006                              1.16                             1.22                           1,222,280
     2005                              1.04                             1.16                             267,565
     2004                              1.00 (12/13/2004)                1.04                                   0

Band 0
     2009                            $ 0.91                           $ 1.12                             197,992
     2008                              1.37                             0.91                             167,549
     2007                              1.25                             1.37                              89,113

Lord Abbett Small-Cap Blend Class R3
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.22                                  41

Lord Abbett Small-Cap Value Class P
Band 125
     2009                            $ 1.01                           $ 1.30                             162,364
     2008                              1.49                             1.01                             130,653
     2007                              1.37                             1.49                             100,815
     2006                              1.15                             1.37                              99,585
     2005                              1.03                             1.15                              64,939
     2004                              1.00 (12/13/2004)                1.03                                   0

Lord Abbett Small-Cap Value Class R3
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.26                                 880

Lord Abbett Developing Growth Class R3
Band 125
     2009                            $ 0.53                           $ 0.77                             152,060
     2008                              1.02                             0.53                              22,594

Lord Abbett Growth Opportunities Class R3
Band 125
     2009                            $ 0.62                           $ 0.89                               2,434
     2008                              1.02                             0.62                                  69
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Manning & Napier Pro-Blend Class A
Band 125
     2009                            $ 1.01                           $ 1.10                              21,385
     2008                              1.07                             1.01                               1,264
     2007                              1.02                             1.07                                 246
     2006                              1.00 (10/23/2006)                1.02                                   0

Manning & Napier Pro-Blend Extended Term Series Class A
Band 125
     2009                            $ 0.81                           $ 0.99                             290,859
     2008                              1.09                             0.81                             132,265
     2007                              1.03                             1.09                             149,458
     2006                              1.00 (10/23/2006)                1.03                                   0

Manning & Napier Pro-Blend Maximum Term Series Class A
Band 125
     2009                            $ 0.69                           $ 0.93                              67,929
     2008                              1.09                             0.69                              10,482
     2007                              1.04                             1.09                                   0
     2006                              1.00 (10/23/2006)                1.04                                   0

Manning & Napier Pro-Blend Moderate Term Series Class A
Band 125
     2009                            $ 0.87                           $ 1.02                             463,779
     2008                              1.08                             0.87                             119,249
     2007                              1.03                             1.08                              73,358
     2006                              1.00 (10/23/2006)                1.03                                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Marshall Small-Cap Growth
Band 125
     2009                            $ 0.56                           $ 0.81                              30,179
     2008                              0.98                             0.56                              12,348

Marshall Mid-Cap Value
Band 125
     2009                            $ 0.62                           $ 0.84                               5,438
     2008                              1.00                             0.62                                   0
     2007                              1.00 (11/12/07)                  1.00                                   0

Marshall Mid-Cap Growth
Band 125
     2009                            $ 0.60                           $ 0.80                              24,951
     2008                              1.03                             0.60                                   0
     2007                              1.00 (11/12/07)                  1.03                                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Class A
Band 125
     2009                            $ 1.34                           $ 1.95                           2,923,739
     2008                              2.42                             1.34                           1,917,239
     2007                              2.25                             2.42                           1,913,650
     2006                              1.80                             2.25                           1,902,033
     2005                              1.51                             1.80                           1,076,469
     2004                              1.23                             1.51                             567,025
     2003                              0.84                             1.23                             253,507

MFS Mid-Cap Growth Class A
Band 125
     2009                            $ 0.59                           $ 0.82                               9,553
     2008                              1.22                             0.59                               6,493
     2007                              1.12                             1.22                             102,679
     2006                              1.11                             1.12                              76,536
     2005                              1.10                             1.11                              62,270
     2004                              0.97                             1.10                              46,360
     2003                              0.72                             0.97                              11,263
     2002                              1.00                             0.72                               3,380

MFS Value Class A
Band 125
     2009                            $ 1.04                           $ 1.24                           2,289,977
     2008                              1.57                             1.04                           1,200,752
     2007                              1.48                             1.57                             867,352
     2006                              1.24                             1.48                             550,143
     2005                              1.18                             1.24                             111,238
     2004                              1.04                             1.18                               2,093
     2003                              0.84                             1.04                               1,114
     2002                              1.00 (06/01/02)                  0.84                                   0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Focus Class Advisor
Band 125
     2009                            $ 0.74                           $ 0.94                              30,261
     2008                              1.28                             0.74                              27,110
     2007                              1.22                             1.28                              14,638
     2006                              1.10                             1.22                              12,385
     2005                              1.12                             1.10                                 865
     2004                              1.00 (12/13/2004)                1.12                                   0

Neuberger Berman Partners Class Advisor
Band 125
     2009                            $ 0.67                           $ 1.03                           2,508,719
     2008                              1.42                             0.67                           2,728,215
     2007                              1.31                             1.42                           2,020,623
     2006                              1.18                             1.31                           1,641,378
     2005                              1.01                             1.18                             256,671
     2004                              1.00 (12/13/2004)                1.01                                   0
Band 100
     2009                            $ 0.68                           $ 1.05                              19,550
     2008                              1.43                             0.68                              19,457
Band 0
     2009                            $ 0.71                           $ 1.10                             335,343
     2008                              1.48                             0.71                             177,873

Neuberger Berman Small-Cap Growth Class Advisor
Band 125
     2009                            $ 0.89                           $ 1.07                             898,145
     2008                              1.56                             0.89                             831,570
     2007                              1.25                             1.56                             602,747
     2006                              1.18                             1.25                              35,007
     2005                              1.04                             1.18                                 497
     2004                              1.00 (12/13/2004)                1.04                                   0
Band 0
     2009                            $ 0.93                           $ 1.14                              11,029
     2008                              1.62                             0.93                                 522
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund Class N
Band 125
     2009                            $ 1.13                           $ 2.02                           4,180,496
     2008                              2.21                             1.13                           2,855,914
     2007                              1.68                             2.21                           2,744,935
     2006                              1.36                             1.68                           2,533,748
     2005                              1.00 (5/20/2005)                 1.36                             235,406

Oppenheimer Global Fund Class N
Band 125
     2009                            $ 0.81                           $ 1.11                             262,655
     2008                              1.39                             0.81                             168,585
     2007                              1.34                             1.39                             493,518
     2006                              1.19 (01/01/2006)                1.34                             529,270
Band 50
     2009                             $ 0.83                          $ 1.15                             477,424
     2008                               1.42                            0.83                             413,502
     2007                               1.35                            1.42                             338,117
     2006                               1.19                            1.35                             299,492
Band 0
     2009                            $ 0.85                           $ 1.18                             525,746
     2008                              1.44                             0.85                             405,607
     2007                              1.37                             1.44                             342,019
     2006                              1.20                             1.37                             283,770

Oppenheimer International Bond Fund Class N
Band 125
     2009                            $ 1.20                           $ 1.34                           3,646,560
     2008                              1.23                             1.20                           2,779,557
     2007                              1.19                             1.23                           1,566,078
     2006                              1.08                             1.19                             710,394
     2005                              1.00 (5/20/2005)                 1.08                               3,034
Band 0
     2009                            $ 1.25                           $ 1.42                              83,873
     2008                              1.27                             1.25                              84,284
     2007                              1.21                             1.27                              23,347

Oppenheimer International Small Company Fund Class N
Band 125
     2009                            $ 0.69                           $ 1.50                           1,191,549
     2008                              2.06                             0.69                             703,663
     2007                              1.72                             2.06                             726,110
     2006                              1.28                             1.72                             443,730
     2005                              1.00 (5/20/2005)                 1.28                               3,097

Oppenheimer Main Street Opportunity Fund Class N
Band 125
     2009                            $ 0.75                           $ 0.98                             510,547
     2008                              1.24                             0.75                             409,886
     2007                              1.22                             1.24                             435,372
     2006                              1.08                             1.22                             221,714
     2005                              1.00 (5/20/2005)                 1.08                               2,741

Oppenheimer Main Street Small Cap Fund Class A
Band 125
     2009                             $ 0.34                          $ 0.46                           3,986,237
     2008                               0.55                            0.34                           2,823,893
     2007                               0.57                            0.55                           2,840,126
     2006                               1.00 (10/23/2006)               0.57                                   0

Oppenheimer Main Street Small Cap Fund Class N
Band 125
     2009                            $ 0.33                           $ 0.45                           1,673,048
     2008                              0.55                             0.33                           1,072,143
     2007                              0.57                             0.55                             229,267
     2006                              1.00 (10/23/2006)                0.57                                   0
Band 100
     2009                            $ 0.34                           $ 0.45                              23,018
     2008                              0.55                             0.34                              20,000
     2007                              0.57                             0.55                                   0
     2006                              1.00 (10/23/2006)                0.57                                   0
Band 0
     2009                            $ 0.34                           $ 0.47                             155,770
     2008                              0.56                             0.34                             125,593
     2007                              0.57                             0.56                              53,704

Oppenheimer Small & Mid-Cap Value Fund Class N
Band 125
     2009                            $ 0.69                           $ 0.99                           3,519,603
     2008                              1.40                             0.69                           2,627,934
     2007                              1.31                             1.40                           2,768,356
     2006                              1.14 (10/23/2006)                1.31                             999,241

Oppenheimer Strategic Income Class A
Band 125
     2009                            $ 0.85                           $ 1.03                             214,559
     2008                              1.03                             0.85                             201,573
Band 25
     2009                            $ 0.87                           $ 1.05                             488,168
     2008                              1.04                             0.87                             296,467

Oppenheimer Strategic Income Class N
Band 125
     2009                            $ 0.85                           $ 1.02                             870,587
     2008                              1.03                             0.85                             164,493
Band 0
     2009                            $ 0.87                           $ 1.05                              58,529
     2008                              1.04                             0.87                                   0
     2007                              1.00 (5/24/2007)                 1.04                                   0

Oppenheimer Value Class N
Band 125
     2009                            $ 0.57                           $ 0.75                             349,444
     2008                              0.99                             0.57                              87,958

Oppenheimer International Growth Class A
Band 125
     2009                            $ 0.56                           $ 0.76                              36,372
     2008                              0.97                             0.56                                 469

Oppenheimer International Growth Class N
Band 125
     2009                            $ 0.56                           $ 0.75                             274,442
     2008                              0.97                             0.56                              62,541

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Pax World Balanced Class R
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.18                             583,028

Pax World Global Green Class Individual
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.29                               6,062

Pax World Global Green Class R
Band 125
     2009                            $ 1.00 (05/01/09)                $ 1.29                              75,513

Band 0
     2009                            $ 1.00 (05/01/09)                $ 1.30                                 406

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Class Admin
Band 125
     2009                            $ 1.10                           $ 1.56                           2,716,640
     2008                              1.46                             1.10                           2,738,463
     2007                              1.43                             1.46                           4,006,402
     2006                              1.33                             1.43                           3,158,179
     2005                              1.29                             1.33                             203,927
     2004                              1.20                             1.29                              22,555
     2003                              0.98                             1.20                                   0
     2002                              1.00 (6/01/2002)                 0.98                                   0

PIMCO High Yield Class Retail
Band 125
     2009                            $ 0.96                           $ 1.35                           1,041,692
     2008                              1.28                             0.96                             764,134
     2007                              1.26                             1.28                             590,480
     2006                              1.17                             1.26                             571,898
     2005                              1.14                             1.17                             234,537
     2004                              1.06                             1.14                              47,551
     2003                              1.01 (10/01/2003)                 1.06                                  0
Band 100
     2009                            $ 0.97                           $ 1.38                              20,626
     2008                              1.29                             0.97                              18,736
Band 50
     2009                            $ 1.00                           $ 1.42                             117,077
     2008                              1.32                             1.00                             101,346
     2007                              1.29                             1.32                              86,486
Band 0
     2009                            $ 1.02                           $ 1.46                              17,437

PIMCO Total Return Class Retail
Band 125
     2009                            $ 1.18                           $ 1.32                           8,336,507
     2008                              1.15                             1.18                           3,643,842
     2007                              1.08                             1.15                           1,373,463
     2006                              1.05                             1.08                           6,858,795
Band 100
     2009                            $ 1.20                           $ 1.34                              65,536
     2008                              1.16                             1.20                              64,561
     2007                              1.08                             1.16                              15,984
     2006                              1.06                             1.08                               6,441
     2005                              1.05                             1.06                                   0
     2004                              1.01                             1.05                                   0
     2003                              1.00 (10/01/2003)                1.01                                   0
Band 0
     2009                            $ 1.26                           $ 1.43                             245,381
     2008                              1.21                             1.26                               8,127
     2007                              1.12                             1.21                               6,876

PIMCO Total Return Class Admin
Band 125
     2009                            $ 1.11                           $ 1.24                          16,339,829
     2008                              1.07                             1.11                           9,428,320
     2007                              1.00 (5/24/07)                   1.07                           6,760,078
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class R
Band 125
     2009                            $ 1.01                           $ 1.17                             747,238
     2008                              1.07                             1.01                             537,299
     2007                              1.03                             1.07                             288,335
     2006                              1.01 (01/01/2006)                1.03                              51,008

Pioneer Emerging Markets Class A
Band 125
     2009                            $ 0.64                           $ 1.10                             678,046
     2008                              1.59                             0.64                             365,862
     2007                              1.13                             1.59                             166,997
     2006                              1.00 (10/24/2006)                1.13                                   0
Band 0
     2009                            $ 0.66                           $ 1.14                              50,157
     2008                              1.61                             0.66                               2,494

Pioneer Fund Class  R
Band 125
     2009                            $ 0.77                           $ 0.95                            321,257
     2008                              1.19                             0.77                             76,190
     2007                              1.16                             1.19                            114,561
     2006                              1.08 (01/01/2006)                1.16                             20,803

Pioneer Fund VCT Portfolio Class I
Band 125
     2009                            $ 0.95                           $ 1.17                          3,364,703
     2008                              1.46                             0.95                          3,541,380
     2007                              1.41                             1.46                          3,557,248
     2006                              1.23                             1.41                          4,397,803
     2005                              1.17                             1.23                          5,368,751
     2004                              1.10                             1.17                          6,289,040
     2003                              0.89                             1.10                          5,994,350
     2002                              1.22                             0.89                          5,460,849
     2001                              1.36                             1.22                          4,874,658
     2000                              1.55                             1.36                          4,652,378

Pioneer Fund Growth Opportunities VCT Class I
Band 125
     2009                            $ 1.12                           $ 1.60                          6,891,974
     2008                              1.76                             1.12                          6,992,977
     2007                              1.86                             1.76                          9,469,091
     2006                              1.78                             1.86                         12,120,267
     2005                              1.69                             1.78                         14,203,577
     2004                              1.40                             1.69                         15,119,508
     2003                              0.99                             1.40                         13,466,958
     2002                              1.61                             0.99                         12,304,684
     2001                              1.36                             1.61                         11,410,141
     2000                              1.48                             1.36                          9,376,539

Pioneer High-Yield Fund Class R
Band 125
     2009                            $ 0.76                           $ 1.21                            732,740
     2008                              1.22                             0.76                            343,865
     2007                              1.16                             1.22                            254,402
     2006                              1.07                             1.16                             40,798
Band 100
     2009                            $ 0.76                           $ 1.22                             65,637
     2008                              1.23                             0.76                             69,705
     2007                              1.16                             1.23                             74,343
     2006                              1.07                             1.16                             64,640
Band 50
     2009                            $ 0.78                           $ 1.25                            151,698
     2008                              1.24                             0.78                            137,574
     2007                              1.17                             1.24                            110,969
     2006                              1.06                             1.17                             90,523
     2005                              1.00 (5/20/2005)                 1.06                              1,839

Pioneer Mid-Cap Value Class R
Band 125
     2009                            $ 0.79                           $ 0.97                            937,314
     2008                              1.21                             0.79                            764,126
     2007                              1.17                             1.21                            719,850
     2006                              1.06                             1.17                            583,803
     2005                              1.00 (5/20/2005)                 1.06                             68,685

Pioneer Oak Ridge Large-Cap Growth Class R
Band 125
     2009                            $ 1.17                           $ 0.93                              5,772
     2007                              1.10                             1.17                                351
     2006                              1.09 (01/01/2006)                1.10                                  0

Pioneer Equity Income Class  A
Band 125
     2009                            $ 0.68                           $ 0.74                              3,190

Pioneer Equity Income Class  R
Band 125
     2009                            $ 0.68                           $ 0.74                            807,034
     2008                              0.98                             0.68                                616
Band 0
     2009                           $  0.68                           $ 0.76                             67,742
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Russell Lifepoints Growth Strategy Class R3
Band 125
     2009                            $ 0.93                           $ 1.18                          4,296,854
     2008                              1.48                             0.93                          2,986,069
     2007                              1.40                             1.48                          1,352,927
     2006                              1.23                             1.40                          1,605,776
Band 100
     2009                            $ 0.94                           $ 1.20                              6,441
     2008                              1.49                             0.94                             26,684
     2007                              1.41                             1.49                             22,273
     2006                              1.24                             1.41                             17,887
Band 50
     2009                            $ 0.97                           $ 1.23                            357,581
     2008                              1.52                             0.97                            309,263
     2007                              1.43                             1.52                            261,629
     2006                              1.25                             1.43                            216,325
     2005                              1.16                             1.25                                  0
     2004                              1.00 (05/17/2004)                1.16                                  0
Band 0
     2009                            $ 0.99                           $ 1.27                            294,218
     2008                              1.55                             0.99                            227,933
     2007                              1.45                             1.55                            203,836

Russell Lifepoints Conservative Strategy Class  R3
Band 125
     2009                            $ 0.96                           $ 1.13                          1,134,503
     2008                              1.15                             0.96                          1,078,024
     2007                              1.11                             1.15                            651,059
     2006                              1.06                             1.11                            516,502
Band 50
     2009                            $ 0.99                           $ 1.18                            223,530
     2008                              1.18                             0.99                            180,750
     2007                              1.13                             1.18                            164,336
     2006                              1.07                             1.13                            146,925
     2005                              1.04                             1.07                            168,264
     2004                              1.00 (05/17/2004)                1.04                                  0
Band 0
     2009                            $ 1.02                           $ 1.22                             32,381
     2008                              1.20                             1.02                             61,061
     2007                              1.15                             1.20                            136,600

Russell Lifepoints Equity Growth Strategy Class R3

Band 125
     2009                            $ 0.91                           $ 1.17                         1,833,540
     2008                              1.59                             0.91                         1,808,632
     2007                              1.50                             1.59                           665,626
     2006                              1.28                             1.50                           574,793
Band 100
     2009                            $ 0.92                           $ 1.18                            13,428
     2008                              1.60                             0.92                             8,048
     2007                              1.51                             1.60                             4,332
     2006                              1.29                             1.51                             1,462
Band 50
     2009                            $ 0.94                           $ 1.22                            65,770
     2008                              1.63                             0.94                            54,653
     2007                              1.53                             1.63                            30,865
     2006                              1.30                             1.53                            22,258
     2005                              1.18                             1.30                                 0
     2004                              1.00 (05/17/2004)                1.18                                 0
Band 0
     2009                            $ 0.96                           $ 1.25                           498,307
     2008                              1.66                             0.96                           352,872
     2007                              1.55                             1.66                           288,610

Russell Lifepoints Moderate Strategy Class R3
Band 125
     2009                            $ 0.95                           $ 1.16                         1,974,643
     2008                              1.26                             0.95                         2,021,551
     2007                              1.20                             1.26                         1,304,338
     2006                              1.11                             1.20                         1,118,537
Band 50
     2009                            $ 0.98                           $ 1.21                           233,571
     2008                              1.30                             0.98                           204,372
     2007                              1.23                             1.30                           266,396
     2006                              1.13                             1.23                                 0
     2005                              1.08                             1.13                                 0
     2004                              1.00 (05/17/2004)                1.08                                 0
Band 0
     2009                            $ 1.01                           $ 1.24                           212,459
     2008                              1.32                             1.01                           193,024
     2007                              1.24                             1.32                           136,255

Russell Lifepoints 2010 Strategy Class R3
Band 125
     2009                            $ 0.91                           $ 1.10                         1,370,982
     2008                              1.18                             0.91                           414,372
     2007                              1.12                             1.18                           189,407
     2006                              1.04                             1.12                         1,102,401
     2005                              1.00 (3/1/2005)                  1.04                           102,187

Russell Lifepoints 2020 Strategy Class R3
Band 125
     2009                            $ 0.85                           $ 1.06                         3,519,133
     2008                              1.22                             0.85                         1,835,024
     2007                              1.16                             1.22                         1,109,412
     2006                              1.05                             1.16                         3,130,459
     2005                              1.00 (3/1/2005)                  1.05                            82,986

Russell Lifepoints 2030 Strategy  Class R3
Band 125
     2009                            $ 0.76                           $ 0.97                         3,449,465
     2008                              1.27                             0.76                         1,527,566
     2007                              1.20                             1.27                           799,185
     2006                              1.05                             1.20                         2,248,552
     2005                              1.00 (3/1/2005)                  1.05                            25,849

Russell Lifepoints 2040 Strategy Class R3
Band 125
     2009                            $ 0.76                           $ 0.98                         2,544,619
     2008                              1.28                             0.76                         1,441,041
     2007                              1.22                             1.28                           752,750
     2006                              1.06                             1.22                         1,596,017
     2005                              1.00 (3/1/2005)                  1.06                             2,065

Russell Real Estate Securities  Class S
Band 125
     2009                            $ 0.99                           $ 1.27                           647,950
     2008                              1.00 (12/17/08)                  0.99                             2,915

Russell LifePoints 2015 Strategy Class  R3
Band 125
     2009                            $ 1.00                           $ 1.23                           449,930
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2015 Strategy Class R1
Band 125
     2009                            $ 1.00                           $ 1.24                           157,417
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2010 Strategy Class R1
Band 125
     2009                            $ 1.01                           $ 1.23                         3,458,673
     2008                              1.00 (12/17/08)                  1.01                                 0

Russell Emerging Markets Class S
Band 125
     2009                            $ 0.98                           $ 1.78                             1,896
     2008                              1.00 (12/17/08)                  0.98                                 0

Russell Lifepoints Balanced Strategy  Class R3
Band 125
     2009                            $ 0.96                           $ 1.20                         7,761,627
     2008                              1.39                             0.96                         7,920,969
     2007                              1.32                             1.39                         3,499,620
     2006                              1.19                             1.32                         3,244,945
Band 100
     2009                            $ 0.97                           $ 1.21                            36,460
     2008                              1.40                             0.97                            35,525
     2007                              1.33                             1.40                           201,943
     2006                              1.21                             1.33                            27,324
Band 50
     2009                            $ 0.99                           $ 1.25                           373,956
     2008                              1.43                             0.99                           333,417
     2007                              1.35                             1.43                           340,060
     2006                              1.20                             1.35                           382,694
     2005                              1.13                             1.20                         1,007,366
     2004                              1.00 (05/17/2004)                1.13                            55,364
Band 0
     2009                            $ 1.02                           $ 1.28                         1,829,727
     2008                              1.45                             1.02                         1,567,276
     2007                              1.36                             1.45                         1,504,888

Russell LifePoints 2020 Strategy  Class R1
Band 125
     2009                            $ 1.00                           $ 1.26                         9,080,310
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2025 Strategy  Class R1
Band 125
     2009                            $ 1.00                           $ 1.27                           148,804
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2025 Strategy  Class R3
Band 125
     2009                            $ 1.00                           $ 1.26                           312,155
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2030 Strategy Class  R1
Band 125
     2009                            $ 1.00                           $ 1.29                         6,117,433
     2008                              1.00 (12/17/08)                  1.00                                 0

Russell LifePoints 2035 Strategy  Class R1
Band 125
     2009                            $ 1.00                           $ 1.29                           44,165
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2035 Strategy  Class R3
Band 125
     2009                            $ 1.00                           $ 1.28                          323,330
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2040 Strategy  Class R1
Band 125
     2009                            $ 1.00                           $ 1.29                        4,372,366
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2045 Strategy Class  R1
Band 125
     2009                            $ 1.00                           $ 1.29                           18,397
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2045 Strategy Class  R3
Band 125
     2009                            $ 1.00                           $ 1.28                           77,575
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2050 Strategy Class  R3
Band 125
     2009                            $ 1.00                           $ 1.28                           17,141
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints 2050 Strategy Class R1
Band 125
     2009                            $ 1.00                           $ 1.29                           29,713
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints Balanced Strategy R1 Class-782478366
Band 125
     2009                            $ 1.00                           $ 1.26                        4,743,125
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints Conservative Strategy Class  R1
Band 125
     2009                            $ 1.00                           $ 1.20                          862,597
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints Equity Growth Strategy  Class R1
Band 125
     2009                            $ 1.00                           $ 1.29                          607,049
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints Growth Strategy Class R1
Band 125
     2009                            $ 1.00                           $ 1.28                        1,632,635
     2008                              1.00 (12/17/08)                  1.00                                0

Russell LifePoints Moderate Strategy  Class R1
Band 125
     2009                            $ 1.00                           $ 1.23                        4,922,739
     2008                              1.00 (12/17/08)                  1.00                                0

Russell U.S. Core Equity Class S
Band 125
     2009                            $ 1.00                           $ 1.28                          127,289
     2008                              1.00 (12/17/08)                  1.00                                0

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
State Street Equity Index 500  Class A
Band 125
     2009                            $ 2.18                           $ 2.71                       51,231,917
     2008                              3.49                             2.18                       50,845,463
     2007                              3.36                             3.49                       55,174,503
     2006                              2.94                             3.36                       61,505,096
     2005                              2.84                             2.94                       66,509,154
     2004                              2.60                             2.84                       70,497,847
     2003                              2.05                             2.60                       69,924,821
     2002                              2.68                             2.05                       66,528,028
     2001                              3.09                             2.68                       64,168,583
     2000                              3.45                             3.09                       58,495,675
Band 25
     2009                            $ 2.29                           $ 2.89                          231,250
     2008                              3.64                             2.29                          169,224

State Street Equity Index 500 II  Class R
Band 125
     2009                            $ 0.76                           $ 0.94                        8,423,461
     2008                              1.23                             0.76                        4,802,516
     2007                              1.18                             1.23                        3,047,852
     2006                              1.04                             1.18                        1,046,510
Band 100
     2009                            $ 0.77                           $ 0.95                           47,648
     2008                              1.23                             0.77                           30,528
     2007                              1.19                             1.23                           50,794
     2006                              1.04                             1.19                           65,291
Band 50
     2009                            $ 0.78                           $ 0.98                          700,949
     2008                              1.25                             0.78                          826,395
     2007                              1.20                             1.25                          895,967
     2006                              1.05                             1.20                          861,397
Band 0
     2009                            $ 0.79                           $ 1.00                        1,063,860
     2008                              1.27                             0.79                          826,531
     2007                              1.21                             1.27                          789,899
     2006                              1.05                             1.21                          627,105
     2005                              1.00 (6/3/2005)                  1.05                          100,014

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth R Class
Band 125
     2009                            $ 0.83                           $ 1.16                          587,387
     2008                              1.46                             0.83                          455,034
     2007                              1.32                             1.46                          450,140
     2006                              1.24                             1.32                          355,842
Band 0
     2009                            $ 0.88                           $ 1.25                          183,794
     2008                              1.55                             0.88                           53,548
     2007                              1.37                             1.55                           25,226
     2006                              1.26                             1.37                           17,751
     2005                              1.17                             1.26                           32,347
     2004                              1.09                             1.17                                0
     2003                              1.00 (9/15/2003)                 1.09                                0

T. Rowe Price Equity Income Portfolio
Band 125
     2009                            $ 2.14                           $ 2.65                       30,736,636
     2008                              3.38                             2.14                       31,607,191
     2007                              3.32                             3.38                       32,632,988
     2006                              2.82                             3.32                       34,271,106
     2005                              2.75                             2.82                       32,074,795
     2004                              2.43                             2.75                       30,909,884
     2003                              1.96                             2.43                       27,583,106
     2002                              2.28                             1.96                       25,659,444
     2001                              2.28                             2.28                       23,400,668
     2000                              2.04                             2.28                       20,201,701

T. Rowe Price Equity Income Class  R
Band 125
     2009                            $ 1.11                           $ 1.37                        3,502,146
     2008                              1.75                             1.11                        2,831,166
     2007                              1.73                             1.75                        2,777,628
     2006                              1.49                             1.73                        2,311,570
Band 50
     2009                            $ 1.15                           $ 1.43                          438,712
     2008                              1.81                             1.15                          375,331
     2007                              1.77                             1.81                          357,456
     2006                              1.33                             1.77                          334,595
Band 0
     2009                            $ 1.19                           $ 1.49                          199,762
     2008                              1.86                             1.19                          183,707
     2007                              1.81                             1.86                          428,387
     2006                              1.53                             1.81                           75,257
     2005                              1.47                             1.53                          906,125
     2004                              1.27                             1.47                           88,880
     2003                              1.05 (05/01/03)                  1.27                                0

T. Rowe Price European Stock Portfolio Class
Band 125
     2009                            $ 1.05                           $ 1.40                          139,222
     2008                              1.88                             1.05                          134,583
     2007                              1.65                             1.88                          118,471
     2006                              1.27                             1.65                          103,995
     2005                              1.18                             1.27                          111,311
     2004                              1.03                             1.18                           77,610
     2003                              0.76                             1.03                           39,113
     2002                              0.95                             0.76                                0
     2001                              1.08 (05/01/01)                  0.95                                0

T. Rowe Price Growth Stock Fund  Class R
Band 125
     2009                            $ 0.98                           $ 1.38                        3,944,711
     2008                              1.73                             0.98                        3,159,609
     2007                              1.59                             1.73                        2,989,654
     2006                              1.44                             1.59                       19,906,624
Band 100
     2009                            $ 0.99                           $ 1.40                           20,297
     2008                              1.75                             0.99                           12,089
     2007                              1.61                             1.75                            3,632
Band 0
     2009                            $ 1.06                           $ 1.51                          113,454
     2008                              1.84                             1.06                           88,934
     2007                              1.68                             1.84                           76,401
     2006                              1.48                             1.68                           63,112
     2005                              1.36                             1.48                        3,399,338
     2004                              1.25                             1.36                          542,634
     2003                              1.03 (05/01/03)                  1.25                                0

T. Rowe Price International Growth & Income Class  R
Band 125
     2009                            $ 1.43                           $ 1.89                          979,529
     2008                              2.64                             1.43                          966,118
     2007                              2.47                             2.64                          852,748
     2006                              1.94                             2.47                        4,854,778
     2005                              1.70                             1.94                          705,104
     2004                              1.40                             1.70                          109,440
     2003                              1.00 (05/01/03)                  1.40                            9,120
Band 100
     2009                            $ 1.45                           $ 1.92                           23,053
     2008                              2.67                             1.45                           18,177
     2007                              2.62                             2.67                            5,168

T. Rowe Price International Stock  Class R
Band 125
     2009                            $ 0.96                           $ 1.44                          275,610
     2008                              1.89                             0.96                          191,202
     2007                              1.69                             1.89                          161,954
     2006                              1.44                             1.69                           70,847
     2005                              1.26                             1.44                              339
     2004                              1.13                             1.26                                0
     2003                              1.00 (9/15/2003)                 1.13                                0

T. Rowe Price Mid-Cap Growth Fund Class R
Band 125
     2009                            $ 1.27                           $ 1.82                          210,325
     2008                              2.14                             1.27                                0
     2007                              1.85                             2.14                        1,200,334
     2006                              1.76                             1.85                        1,149,987
     2005                              1.56                             1.76                          805,493
     2004                              1.34                             1.56                          374,710
     2003                              1.04 (05/01/03)                  1.34                                0

T. Rowe Price Mid-Cap Value Class  R
Band 125
     2009                            $ 1.32                           $ 1.91                          736,143
     2008                              2.06                             1.32                          583,603
     2007                              2.08                             2.06                          551,593
     2006                              1.76                             2.08                          814,235
     2005                              1.66                             1.76                          686,738
     2004                              1.40                             1.66                          490,289
     2003                              1.03 (05/01/03)                  1.40                              936

T. Rowe Price Growth Stock  Class Advisor
Band 125
     2009                            $ 0.58                           $ 0.81                       44,304,026
     2008                              1.01                             0.58                       41,058,680
     2007                              1.00 (5/24/07)                   1.01                       41,491,305

T. Rowe Price International Growth & Income Class Advisor
Band 125
     2009                            $ 0.54                           $ 0.71                       17,713,993
     2008                              0.99                             0.54                       15,573,207
     2007                              1.00 (5/24/07)                   0.99                       15,725,907

T. Rowe Price Mid-Cap Value  Class Advisor
Band 125
     2009                            $ 0.59                           $ 0.85                          456,958
     2008                              0.99                             0.59                          490,124
     2007                              1.00 (5/24/07)                   0.99                          540,258

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Class A
Band 125
     2009                            $ 0.57                           $ 0.85                          599,494
     2008                              1.07                             0.57                          211,981
     2007                              1.00 (5/24/07)                   1.07                          188,000

Templeton Growth Class A
Band 125
     2009                            $ 0.53                           $ 0.69                        2,260,057
     2008                              0.95                             0.53                        3,969,026
     2007                              1.00 (5/24/07)                   0.95                        8,454,516

Templeton Growth  Class R
Band 125
     2009                            $ 0.92                           $ 1.19                        1,586,280
     2008                              1.66                             0.92                        1,421,025
     2007                              1.65                             1.66                        1,648,502
     2006                              1.37                             1.65                        6,063,287
     2005                              1.29                             1.37                        2,545,865
     2004                              1.12                             1.29                          259,477
     2003                              1.00 (10/01/03)                  1.12                                0
Band 0
     2009                            $ 0.99                           $ 1.29                          140,218
     2008                              1.75                             0.99                          122,770

Templeton Foreign Class R
Band 125
     2009                            $ 1.01                           $ 1.49                          633,679
     2008                              1.90                             1.01                          555,568
     2007                              1.65                             1.90                          461,645
     2006                              1.40                             1.65                          474,067
     2005                              1.28                             1.40                          311,866
     2004                              1.12                             1.28                          158,226
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth Class R3
Band 125
     2009                            $ 0.76                           $ 1.09                        2,122,941
     2008                              1.58                             0.76                        1,885,904
     2007                              1.43                             1.58                        1,565,277
     2006                              1.23                             1.43                        3,696,961
     2005                              1.02                             1.23                          316,462
     2004                              1.00 (12/13/2004)                1.02                                0
Band 0
     2009                            $ 0.80                           $ 1.17                           14,492
     2008                              1.64                             0.80                          177,751
     2007                              1.47                             1.64                          207,040

Thornburg Core Growth Class R5
Band 125
     2009                            $ 0.50                           $ 0.72                       10,694,351
     2008                              1.02                             0.50                       10,171,492
     2007                              1.00 (5/24/07)                   1.02                        7,443,147

Thornburg International Value Class R3
Band 125
     2009                            $ 1.08                           $ 1.40                        3,967,180
     2008                              1.89                             1.08                        3,190,732
     2007                              1.50                             1.89                        2,027,013
     2006                              1.24                             1.50                        3,123,096
Band 100
     2009                            $ 1.10                           $ 1.42                          102,988
     2008                              1.91                             1.10                           71,819
     2007                              1.51                             1.91                           42,858
     2006                              1.24                             1.51                           43,364
Band 0
     2009                            $ 1.14                           $ 1.50                          255,881
     2008                              1.96                             1.14                          240,703
     2007                              1.54                             1.96                          230,708
     2006                              1.23                             1.54                          199,459
     2005                              1.05                             1.23                          754,674
     2004                              1.00 (12/13/2004)                1.05                                0

Thornburg International Value Class R5
Band 125
     2009                            $ 0.66                           $ 0.86                        9,790,206
     2008                              1.14                             0.66                        9,479,363
     2007                              1.00 (5/24/07)                   1.14                       10,108,060
Band 25
     2009                            $ 0.67                           $ 0.88                          691,568
     2008                              1.15                             0.67                          462,111
     2007                              1.00 (5/24/07)                   1.15                                0

Thornburg Limited-Term Income Class R3
Band 125
     2009                            $ 1.02                           $ 1.17                        3,430,194
     2008                              1.07                             1.02                        2,647,722
     2007                              1.02                             1.07                        2,567,949
     2006                              1.00 (01/01/2006)                1.02                          103,089
Band 100
     2009                            $ 1.03                           $ 1.19                              298
     2008                              1.08                             1.03                              621

Thornburg Limited-Term U.S. Government Class R3
Band 125
     2009                            $ 1.13                           $ 1.16                          434,400
     2008                              1.07                             1.13                          353,683
     2007                              1.02                             1.07                          108,519
     2006                              1.00 (01/01/2006)                1.02                            7,215

Thornburg Value Class R3
Band 125
     2009                            $ 0.79                           $ 1.14                        1,226,796
     2008                              1.38                             0.79                          987,743
     2007                              1.32                             1.38                          793,227
     2006                              1.11 (01/01/2006)                1.32                          179,766
Band 0
     2009                            $ 0.84                           $ 1.21                           48,498
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Timothy Conservative Growth Class A
Band 125
     2009                            $ 0.70                           $ 0.84                           87,660
     2008                              1.00                             0.70                           10,335

Timothy Strategic Growth Class A
Band 125
     2009                            $ 0.59                           $ 0.75                          123,458
     2008                              0.99                             0.59                           33,350

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Vanguard Explorer Fund Class Investor
Band 125
     2009                            $ 1.91                           $ 2.57                        4,757,806
     2008                              3.25                             1.91                        4,291,897
     2007                              3.13                             3.25                        4,014,218
     2006                              2.89                             3.13                        3,446,887
     2005                              2.68                             2.89                        2,243,478
     2004                              2.39                             2.68                        2,037,046
     2003                              1.67                             2.39                        1,768,543
     2002                              2.25                             1.67                        1,182,344
     2001                              2.25                             2.25                                0
Band 0
     2008                            $ 3.81                           $ 2.27                            1,382

Vanguard Short-Term Federal Fund Class Investor
Band 125
     2009                            $ 1.77                           $ 1.80                          978,912
     2008                              1.68                             1.77                        1,108,142
     2007                              1.58                             1.68                          734,085
     2006                              1.53                             1.58                          633,695
     2005                              1.53                             1.53                          489,769
     2004                              1.52                             1.53                          503,873
     2003                              1.49                             1.52                          330,047
     2002                              1.42                             1.49                          122,492
     2001                              1.37                             1.42                              358
Band 0
     2008                            $ 1.97                           $ 2.11                            6,994


NOTE: "Band 0, 25, 50, 75, 100, 125" identify the accumulation unit value for that particular band. For example, Band 125 represents the accumulation unit value for the band that charges a 1.25% Asset Charge.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.


AUL conducts a conventional life insurance and Annuity business. At December 31, 2009, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of , the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $21,820.3 million and had equity of $1,639.0 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific fund or in a specific Portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Portfolios of the Funds or in other securities, Funds, or investment vehicles.


The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.



THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with the Distributors/Advisors of Advisors of Allianz Global Investment Management LLC; AllianceBernstein LP; American Century(R) Global Investment Management, Inc.; American Century(R) Investment Management, Inc.; Ariel Capital Management, Inc.; AXA Rosenberg Investment Management LLC; BlackRock; Calvert Asset Management Company; Capital Research and Management Company; Century Chartwell Investment Partners, L.P.; Columbia Management Advisors, LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Mangagement Americas, Inc.; FAF Advisors, Inc.; Fidelity(R) Management & Research Company; Fifth Third Asset Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Fred Alger Management, Inc.; Goldman Sachs Asset Management, Granahan Investment Management, Inc.; L.P.; Harris Associates L.P.;Invesco AIM Advisors, Inc.; Janus Capital Management LLC; Kalmar Investment Advisers; Lord, Abbett & Co. LLC; Manning & Napier Advisors, Inc.; M&I Investment Corporation; MFS Investment Management; Neuberger Berman Management, Inc.; Old Mutual Capital, Inc.; OneAmerica Funds, Inc.; OppenheimerFunds(R), Inc.; Pacific Investment Management Company LLC; Pax World Management, Corp.; Pioneer Investment Management Co.;Prudential Investments LLC; Russell Investment Management Company; State Street Bank & Trust Company; Strategic Advisers,Inc. Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; T. Rowe Price Associates, Inc., T. Rowe Price International, Inc.; Wellington Management Company and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in these Funds.


Revenue AUL Receives

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees & Other Fees. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1and any other fees it receives that are attributable to AUL's variable insurance products.

Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying Fund portfolios; bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.


The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable Annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


                                       57


---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value - Class A* & Retirement                                   Seeks long-term growth of capital.
AIM Capital Development Fund - Institutional & Retirement                 Seeks long-term growth of capital.
AIM Dynamics  - Class A*  & Investor                                      Seeks long-term growth of capital.
AIM Energy Fund - Class A* & Investor                                     Seeks capital growth.
AIM Financial Services Fund - Class A* & Investor                         Seeks capital growth.
AIM Global Equity - Class A* & Institutional                              Seeks long-term growth of capital.
AIM Global Health Care Fund - Class A* & Investor                         Seeks long-term growth of capital.
AIM International Growth - Institutional & Retirement                     Seeks long-term growth of capital.
AIM Leisure - Class A*                                                    Seeks capital growth.
AIM Mid Cap Core Equity - Class A* & Retirement                           Seeks long-term growth of capital.
AIM Small Cap Growth - Class A* & Retirement                              Seeks long-term growth of capital.
AIM Technology Fund - Class A* & Investor                                 Seeks capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio - Institutional                                  Seeks current income and long-term capital growth.
Alger Capital Appreciation Institutional - Institutional & Retirement     Seeks long-term capital appreciation.
Alger Capital Appreciation Portfolio - Institutional                      Seeks long-term capital appreciation.
Alger LargeCap Growth Portfolio- Institutional                            Seeks long-term capital appreciation.
Alger SmallCap Growth Institutional - Institutional & Retirement          Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
AllianceBernstein 2010 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2015 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2020 Retirement  Strategy - Advisor & Retirement        Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2025 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2030 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2035 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2040 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2045 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2050 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein 2055 Retirement Strategy - Advisor & Retirement         Seeks to achieve highest total return consistent with its
                                                                          asset mix.
AllianceBernstein Focused Growth & Income Fund - Retirement               Seeks long-term growth of capital.
AllianceBernstein Global Value Fund - Retirement                          Seeks long-term growth of capital.
AllianceBernstein International Growth Fund - Retirement                  Seeks long-term growth of capital.
AllianceBernstein International Value Fund - Retirement                   Seeks long-term growth of capital.
AllianceBernstein Mid-Cap Growth Fund - Retirement                        Seeks long-term growth of capital.
AllianceBernstein Small-Cap Growth Fund - Retirement                      Seeks long-term growth of capital.
AllianceBernstein Small/Mid Cap Value - Retirement                        Seeks long-term growth of capital.
AllianceBernstein Value Fund - Retirement                                 Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Allianz CCM Capital Appreciation - Retirement                             Seeks growth of capital.
Allianz CCM Mid Cap - Administrative & Retirement                         Seeks growth of capital.
Allianz NFJ Dividend Value - Administrative & Retirement                  Seeks current income and long-term growth of capital.
Allianz NFJ Renaissance - Administrative & Retirement                     Seeks long-term growth of capital and income.
Allianz NFJ Small-Cap Value - Administrative & Retirement                 Seeks long-term growth of capital and income.
Allianz RCM Large-Cap Growth - Retirement                                 Seeks long-term capital appreciation.
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American Century(R) Emerging Markets Fund - Class A* & Investor           Seeks long-term capital growth.
American Century(R) Equity Growth - Class A*                              Seeks capital appreciation.
American Century(R) Equity Income - Class A* & Investor                   Seeks current income and capital appreciation.
American Century(R) Ginnie Mae - Advisor                                  Seeks high current income.
American Century(R) Growth - Advisor                                      Seeks long-term capital growth.
American Century(R) Heritage - Class A*                                   Seeks long-term capital growth.
American Century(R) Income & Growth - Investor                            Seeks capital growth.
American Century(R) Inflation-Adjusted Bond - Advisor                     Seeks total return & potentional inflation protection.

* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------

American Century(R) International Bond - Class A* & Investor              Seeks high total return.
American Century(R) International Discovery - Advisor & Investor          Seeks long-term capital growth.
American Century(R) International Growth - Class A* & Investor            Seeks long-term capital growth.
American Century(R) Large Company Value - Class A*                        Seeks long-term growth & income.
American Century(R) LIVESTRONG 2015 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2020 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2025 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2030 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2035 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2040 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2045 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG 2050 - Advisor & Investor                  Seeks to achieve highest total return consistent with its
                                                                          asset mix.
American Century(R) LIVESTRONG Income - Advisor & Investor                Seeks current income and capital appreciation as a
                                                                          secondary objective.
American Century(R) Mid Cap Value - Advisor & Investor                    Seeks long-term capital appreciation and growth of
                                                                          income.
American Century(R) Real Estate - Class A* & Investor                     Seeks high total investment return.
American Century(R) Select - Class A* & Investor                          Seeks long-term capital growth.
American Century(R) Small Cap Growth - Class A*                           Seeks long-term capital growth.
American Century(R) Small Cap Value - Advisor & Investor                  Seeks long-term growth & income.
American Century(R) Small Company - Advisor                               Seeks capital appreciation.
American Century(R) Strategic Allocation:
  Aggressive - Class A* & Investor                                        Seeks long-term capital appreciation & minimal income.
American Century(R) Strategic Allocation :
  Conservative - Class A* & Investor                                      Seeks current income & moderate growth over time.
American Century(R) Strategic Allocation :
  Moderate - Class A* & Investor                                          Seeks growth over time & some income.
American Century(R) Strategic Allocation :
  Aggressive (Substitution Class)                                         Seeks long-term capital appreciation & minimal income.
American Century(R) Strategic Allocation :
  Conservative (Substitution Class)                                       Seeks current income & moderate growth over time.
American Century(R) Strategic Allocation:
  Moderate (Substitution Class)                                           Seeks growth over time & some income.
American Century(R) Ultra(R) - Class A* & Investor                        Seeks long-term growth.
American Century(R) Vista - Advisor & Investor                            Seeks long-term capital growth.
American Century(R) VP Capital Appreciation - Class I                     Seeks capital growth.
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---------------------------------------------------------------------------------------------------------------------------------
American Funds(R) AMCAP Fund(R) - Class R3 & Class  R4                    Seeks long-term growth of capital.
American Funds American Balanced - Class R3 & Class R4                    Seeks conservation of capital, current income and
                                                                           long-term growth of capital and income.
American Funds(R) American High-Income Trust(SM) - Class R3 & Class R4    Seeks high level of current income with capital
                                                                          appreciation.
American Funds(R) Capital World Growth & Income Fund(SM) - Class R3
  & Class R4                                                              Seeks long-term growth of capital.
American Funds(R) EuroPacific Growth Fund - Class R3 & Class R4           Seeks long-term growth of capital.
American Funds(R) Fundamental Investors (SM) - Class R3 & Class R4        Seeks long-term growth of capital & income.
American Funds(R) Growth Fund of America(R) - Class R3 & Class R4    Seeks long-term growth of capital.
American Funds(R) Intermediate Bond Fund of America(R) - Class R3
  & Class R4                                                              Seeks current income with preservation of capital.
American Funds(R) SMALLCAP World Fund(R) - Class R3 & Class R4            Seeks long-term growth of capital.
American Funds Washington Mutual Investors Fund - Class R3 & R4           Seeks to produce income and to provide an opportunity for
                                                                           growth of principal consistent with sound common
                                                                           stock investing.
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---------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation - No Load                                              Seeks long-term capital appreciation.
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Ariel - No Load                                                           Seeks long-term capital appreciation.
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BlackRock Global Allocation - Institutional and Retirement                Seeks to provide high total investment return.
BlackRock Small Cap Growth Equity - Institutional                         Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Calvert Income - Class A*                                                 Seeks to maximize long-term income.
Calvert New Vision Small Cap - Class A*                                   Seeks long-term capital appreciation.
Calvert Social Investment Equity - Class A*                               Seeks growth of capital.
Calvert Social Mid Cap Growth - Class A                                   Seeks growth of capital.
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---------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Index Fund - Class A                                     Seeks total return.
Columbia Small Cap Index Fund - Class A                                   Seeks total return.
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CRM Mid Cap Value Fund - Investor                                         Seeks long-term capital appreciation.
CRM Small Cap Value Fund - Investor                                       Seeks long-term capital appreciation.
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---------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus - Class A* & Class S                Seeks capital appreciation.
DWS Dreman Mid Cap Value - Class A* & Class S                             Seeks long-term capital appreciation.
DWS Dreman Small Cap Value - Class A* & Class S                           Seeks long-term capital appreciation.
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Fidelity(R) Advisor Diversified International - Class T                   Seeks capital growth.
Fidelity(R) Advisor Dividend Growth - Class T                             Seeks capital appreciation.
Fidelity(R) Advisor Dynamic Capital Appreciation - Class T                Seeks capital appreciation.
Fidelity(R) Advisor Equity Growth - Class T                               Seeks capital appreciation.
Fidelity(R) Advisor Equity Income - Class T                               Seeks to obtain dividend interest and income & capital
                                                                          appreciation.
Fidelity(R)Advisor Fifty Fund - Class A* & Class T                        Seeks capital appreciation.
Fidelity(R) Advisor Freedom 2010 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2015 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2020 -Class A* & Class T                      Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2025 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2030 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2035 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2045 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2050 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom 2055 - Class A* & Class T                     Seeks high total return with principal preservation.
Fidelity(R) Advisor Freedom Income - Class A* & Class T                   Seeks high total return with principal preservation.
Fidelity(R) Advisor Growth & Income - Class T                             Seeks high total return.
Fidelity(R) Advisor Growth Opportunities - Class T                        Seeks capital growth.
Fidelity(R) Advisor International Capital Appreciation - Class T          Seeks capital appreciation.
Fidelity(R) Advisor Leveraged Company Stock - Class A* & Class T          Seeks capital appreciation.
Fidelity(R) Advisor Mid Cap - Class T                                     Seeks long-term growth of capital.
Fidelity(R) Advisor New Insights - Class T                                Seeks capital appreciation.
Fidelity(R) Advisor Overseas - Class T                                    Seeks long-term growth of capital.
Fidelity(R) Advisor Small Cap - Class T                                   Seeks long-term growth of capital.
Fidelity(R) Advisor Value - Class A* & Class T                            Seeks capital appreciation.
Fidelity(R) VIP Asset ManagerSM Portfolio - Other                         Seeks high total return.
Fidelity(R) VIP Contrafund(R) Portfolio - Other                           Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio - Other                           Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio - Other                                  Seeks capital appreciation.
Fidelity(R) VIP High Income Portfolio - Other                             Seeks high level of current income & growth of capital.
Fidelity(R) VIP Overseas Portfolio - Other                                Seeks long-term growth of capital.
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Fifth Third All Cap Value - Class A*                                      Seeks high total return.
Fifth Third Mid Cap Growth -  Class A*                                    Seeks growth of capital.
Fifth Third Quality Growth -  Class A*                                    Seeks growth of capital.
Fifth Third Strategic Income -  Class A*                                  Seeks high level of income & capital appreciation.
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First American Funds Mid Cap Growth Opportunities -  Class A* & Retirement Seeks capital appreciation.
First American Funds Mid Cap Index  - Retirement                          Seeks to provide investment results that correspond to
                                                                          the performance of the S&P Mid-Cap 400 Index.
First American Funds Mid Cap Value -  Class A* & Retirement               Seeks capital appreciation.
First American Funds Small Cap Index - Retirement                         Seeks to provide investment results that correspond to
                                                                          the performance of the Russell 2000 Index.
First American Funds Small Cap Select -  Class A*  & Retirement           Seeks growth of capital.
* Load Wavied

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
First American Funds Small Cap Value  -  Class A* & Retirement            Seeks growth of capital.
First American Funds Strategy Growth Allocation -  Class A* & Retirement  Seeks capital growth.
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Franklin Flex Cap Growth - Retirement                                     Seeks capital appreciation.
Franklin Small Cap Value -  Class A*  & Class R                           Seeks long-term total return.
Franklin Small-Mid Cap Growth - Retirement                                Seeks long-term capital growth.
Franklin Strategic Income - Retirement                                    Seeks high level of current income with a secondary
                                                                          objective to seek capital appreciation.
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---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy - Institutional & Service                   Seeks long-term capital appreciation with a secondary
                                                                          objective to seek income.
Goldman Sachs Mid Cap Value - Institutional & Service                     Seeks long-term capital appreciation.
Goldman Sachs Small Cap Value - Institutional & Service                   Seeks long-term capital appreciation.
Goldman Sachs Structured International Equity Fund - Institutional
 & Service                                                                Seeks long-term growth of capital.
Goldman Sachs Tollkeeper - Institutional & Service                        Seeks long-term growth of capital.
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---------------------------------------------------------------------------------------------------------------------------------
Janus Adviser Forty Fund - Retirement                                     Seeks long-term growth of capital.
Janus Adviser Growth and Income Fund - Retirement                         Seeks long-term capital growth & income.
Janus Adviser INTECH Risk-Managed Large Cap Growth - Class S              Seeks long-term growth of capital.
Janus Adviser Perkins Mid Cap Value - Retirement                          Seeks long-term growth of capital.
Janus Adviser Perkins Small Company Value - Class S                       Seeks capital appreciation.
Janus Aspen Series Flexible Bond Portfolio - Institutional                Seeks to obtain maximum total return.
Janus Aspen Perkins Mid Cap Value Portfolio - Class S                     Seeks capital appreciation.
Janus Aspen Series Worldwide Portfolio  - Institutional                   Seeks long-term growth of capital.
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---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Classic Stock Fund - Class A* & R3                            Seeks growth of capital and growth of income consistent
                                                                           with reasonable risk.
Lord Abbett Developing Growth - Other & Class R3                          Seeks long-term growth.
Lord Abbett Growth Opportunities - Other & Class R3                       Seeks long-term growth.
Lord Abbett Mid-Cap Value - Other & Class R3                              Seeks long-term growth.
Lord Abbett Small-Cap Blend - Other & Class R3                            Seeks long-term growth.
Lord Abbett Small-Cap Value - Other & Class R3                            Seeks long-term growth.
Lord Abbett Value Opportunities - Class A* & R3                           Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Manning & Napier, Inc. Pro-Blend(R) Conservative Term Series - Class S    Seeks to provide capital preservation & long-term growth.
Manning & Napier, Inc. Pro-Blend(R) Extended Term Series - Class S        Seeks long-term growth of capital & capital appreciation.
Manning & Napier, Inc. Pro-Blend - Moderate Term Series - Class S         Seeks stable rate of growth.
Manning & Napier, Inc. Pro-Blend(R) - Maximum Term Series - Class S       Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Marshall Mid Cap Growth Fund - Investor                                   Seeks capital appreciation.
Marshall Mid Cap Value Fund - Investor                                    Seeks capital appreciation.
Marshall Small Cap Growth Fund - Investor                                 Seeks capital appreciation.
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---------------------------------------------------------------------------------------------------------------------------------
MFS(R) International New Discovery - Class A* & Retirement                Seeks capital appreciation.
MFS(R)Mid Cap Growth - Class A*                                           Seeks capital appreciation.
MFS(R) Strategic Value - Class A*                                         Seeks capital appreciation.
MFS(R) Value - Class A*                                                   Seeks capital appreciation.
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---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Focus - Advisor                                          Seeks long-term growth of capital.
Neuberger Berman Partners - Advisor                                       Seeks growth of capital.
Neuberger Berman Small Cap Growth - Advisor Class A* & Retirement         Seeks growth of capital.
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Oakmark Equity & Income Fund - No Load                                    Seeks income & preservation.
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---------------------------------------------------------------------------------------------------------------------------------
Old Mutual Focused Fund - Class A* & Institutional                        Seeks to achieve above-average total returns over a market cycle of three to five years.
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---------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio - Class O & Advisor                   Seeks to provide high total return.
OneAmerica Investment Grade Bond Portfolio - Class O & Advisor            Seeks a high level of income and seeks to provide
                                                                          capital appreciation as a secondary objective.
OneAmerica Money Market Portfolio - Class O & Advisor                     Seeks to provide a level of current income.
OneAmerica Socially Responsive Portfolio  - Class O & Advisor             Seeks long-term capital appreciation and seeks current
                                                                          investment income as a secondary objective.
OneAmerica Value Portfolio - Class O & Advisor                            Seeks long-term capital appreciation and seeks current
                                                                          investment income as a secondary objective.
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---------------------------------------------------------------------------------------------------------------------------------
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund - Class A* & Class N                  Seeks long-term capital appreciation.
Oppenheimer Global Fund - Class N                                         Seeks capital appreciation.
Oppenheimer Gold and Special Minerals - Class A* & Class N                Seeks capital appreciation.
Oppenheimer International Bond Fund - Class N                             Seeks total return.
Oppenheimer International Growth Fund - Class A* & Class N                Seeks long-term capital appreciation.
Oppenheimer International Small Company Fund - Class N                    Seeks long-term capital appreciation.
Oppenheimer Main Street Opportunity Fund - Class N                        Seeks long-term capital appreciation.
Oppenheimer Main Street Small Cap Fund - Class A* & Class N               Seeks capital appreciation.
Oppenheimer Small/ Mid Cap Value Fund - Class N                           Seeks capital appreciation.
Oppenheimer Strategic Income Fund - Class A* & Class N                    Seeks high current income.
Oppenheimer Value Fund - Class A* & Class N                               Seeks long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Pax World Balanced - Other& No Load                                       Seeks income and conservation of principal and long-term
                                                                           growth of capital as a secondary objective.
Pax World Global Green - Other & No Load                                  Seeks long-term growth of capital.
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PIMCO High Yield - Other & Retirement                                     Seeks maximum total return.
PIMCO Total Return - Other & Retiremen        t                          Seeks maximum total return.
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Pioneer Bond Fund - Retirement                                            Seeks current income.
Pioneer Emerging Markets Fund - Class A*                                  Seeks long-term capital appreciation.
Pioneer Equity Income Fund - Class A* & Retirement                        Seeks current income & long-term capital growth.
Pioneer Fund - Retirement                                                 Seeks reasonable income & growth.
Pioneer High Yield Fund - Retirement                                      Seeks to maximize total return.
Pioneer Mid-Cap Value Fund - Retirement                                   Seeks capital appreciation.
Pioneer Oak Ridge Large Cap Growth Fund - Retirement                      Seeks capital appreciation.
Pioneer Small Cap Value Fund - Retirement                                 Seeks capital growth.
Pioneer VCT Fund - Institutional                                          Seeks reasonable income and capital growth.
Pioneer VCT Growth Opportunities - Class 1                                Seeks growth of capital.
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Prudential Financial Services - Class A* & Institutional                  Seeks long-term capital appreciation.
Prudential Jennison Health Sciences  Fund - Class A* & Institutional      Seeks long-term capital appreciation.
Prudential Jennison Mid-Cap Growth Fund - Class A* & Institutional        Seeks long-term capital appreciation.
Prudential Jennison Natural Resources Fund - Class A* & Institutional     Seeks long-term capital appreciation.
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Russell 2010 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2015 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2020 LifePoints(R) Strategy  - Class R1 $ Class R3                Seeks capital growth & income.
Russell 2025 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2030 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2035 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2040 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2045 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell 2050 LifePoints(R) Strategy  - Class R1 & Class R3                Seeks capital growth & income.
Russell Emerging Markets Fund -  Class S                                  Seeks long-term capital growth.
Russell Global Equity - Class S                                           Seeks long-term capital growth.
Russell International Developed Markets Fund - Class S                    Seeks long-term capital growth.
Russell Investment Grade Bond - Class S                                   Seeks current income & preservation of capital.
Russell LifePoints(R) Balanced Strategy - Class R1 & R3                   Seeks above average capital appreciation & moderate level
                                                                           of current income.
Russell LifePoints(R) Conservative Strategy - Class R1 & R3               Seeks high current income & low long capital appreciation.

Russell LifePoints(R) Equity Growth Strategy - Class R1 & R3              Seeks high long-term capital appreciation.
Russell LifePoints(R) Growth Strategy - Class R1 & R3                     Seeks high long-term capital appreciation with low current income.
Russell LifePoints(R) Moderate Strategy - Class R1 & R3                   Seeks high current income & moderate long-term capital
                                                                           appreciation.
Russell Real Estate Securities Fund - Class S                             Seeks current income & long-term capital growth.
Russell Short Duration Bond - Class S                                     Seeks current income & preservation of capital.
Russell Strategic Bond - Class S                                          Seeks current income & capital appreciation.
Russell U.S. Core Equity Fund -  Class S                                  Seeks long-term capital growth.
Russell U.S. Growth - Class S                                             Seeks long-term capital growth.
Russell U.S. Quantitative Equity Fund -  Class S                          Seeks long-term capital growth.
Russell U.S. Small & Mid Cap Fund - Class S                               Seeks long-term capital growth.
Russell U.S. Value Fund -  Class S                                        Seeks long-term capital growth.
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---------------------------------------------------------------------------------------------------------------------------------
State Street Equity 500 Index - Other & Retirement                        Seeks to match as closely as possible, before expenses,
                                                                           the performance of the Standard & Poor's 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
* Load Waived

---------------------------------------------------------------------------------------------------------------------------------
Fund & Class Designation                                                  Objective
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - Retirement                               Seeks long-term capital growth
T. Rowe Price Equity Income - Institutional & Retirement                  Seeks substantial dividend income & long-term capital
                                                                          growth.
T. Rowe Price European Stock Fund - No Load                               Seeks long-term capital.
T. Rowe Price Growth Stock - Advisor & Retirement                         Seeks long-term capital appreciation.
T. Rowe Price International Growth and Income - Advisor & Retirement      Seeks long-term capital growth.
T. Rowe Price International Stock - Retirement                            Seeks long-term capital growth.
T. Rowe Price Mid-Cap Growth - Retirement                                 Seeks long-term capital appreciation.
T. Rowe Price Mid-Cap Value - Advisor & Retirement                        Seeks long-term capital appreciation.
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---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign - Class A* & Retirement                                 Seeks long-term capital growth.
Templeton Growth - Class A* & Retirement                                  Seeks long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Thornburg Core Growth - Class R3 & Class R5                               Seeks long-term capital appreciation.
Thornburg International Value - Class R3 & Class R5                       Seeks long-term capital appreciation.
Thornburg Limited-Term Income - Class R3                                  Seeks to provide a high level of income.
Thornburg Limited-Term US Government - Class R3                           Seeks to provide a high level of current income.
Thornburg Value - Class R3                                                Seeks long-term capital appreciation.
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TIAA-CREF Growth & Income Fund - Retirement                               Seeks a favorable long-term total return through both
                                                                           capital appreciation and investment income, primarily
                                                                           from income producing equity securities.
TIAA-CREF International Equity Index Fund - Retirement                    Seeks a favorable long-term total return, mainly through
                                                                           capital appreciation, by investing primarily in a
                                                                           portfolio of foreign equity investments based on a
                                                                           market index.
TIAA-CREF Large-Cap Growth Index Fund - Retirement                        Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Large-Cap Value Index Fund - Retirement                         Seeks a favorable long-term total return, mainly through
                                                                            capital appreciation, by investing primarily in a
                                                                            portfolio of equity securities of large domestic growth
                                                                            companies based on a market index.
TIAA-CREF Social Choice Equity Fund - Retirement                          Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market
                                                                           while giving special consideration to certain social
                                                                           criteria.
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---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth Fund - Class A*                          Seeks long-term growth of capital.
Timothy Plan Strategic Growth Fund - Class A*                             Seeks a high long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Explorer - Investor                                              Seeks long-term capital appreciation.
Vanguard Short-Term Federal - Investor                                    Seeks current income.
---------------------------------------------------------------------------------------------------------------------------------
* Load Waived




THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.





                                       63


THE CONTRACTS
GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A , 457 or 409A of the
Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A


A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However in some Contracts, Participant Accounts are not maintained.



The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.



        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS


Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under any of the Plans or programs. In Single
Contribution Contracts, the minimum Contribution for each Participant is either
$1,000 or $5,000, depending on the Contract, AUL may change the minimum
Contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.



Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK


Under 403(b), 408, 408A, HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some
Contracts, funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant
Account(s). If such Funds have been allocated to the SVA, an amount equal to the Guaranteed SVA Account Value will be transferred to appropriate participant
Accounts on a pro rata basis.

ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to the default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.


                                       64



A Participant's Account Value that has been initially allocated to the default
Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.



Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed.
Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the Funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently
$1,000, but AUL reserves the right to increase this fee





TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.


Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers.
However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.



ABUSIVE TRADING PRACTICES

LATE  TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET  TIMING

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).


                                       65


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the trading activity violates either AUL's or any other
Fund's policy, then the Participant is notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners. AUL will cooperate and may share Participant-level trading information with the Fund to the extent necessary to assist in the enforcement of these policies.

Some Funds may charge a redemption fee for short term-trading in their Funds.
Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies.
AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies.
Please consult the Funds' prospectuses for more details.

PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial
Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate
Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation
Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each
Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment
Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment
Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

Contract  Owners and  Participants  who wish to purchase  units of an Investment
Account  over a period  of time may do so  through  the  Dollar  Cost  Averaging
("DCA")  Program.The theory of DCA is that greater numbers of Accumulation Units are  purchased  at times  when the unit  prices  are  relatively  lower than are purchased  when the prices are higher.  This has the effect,  when purchases are
made  at  different   prices,   of  reducing  the  aggregate  average  cost  per
Accumulation  Unit to less than the average of the  Accumulation  Unit prices on the same  purchase  dates.  However,  participation  in the DCA Program does not assure a Contract  Owner or  Participant  of greater  profits from the purchases under the  Program,  nor will it prevent or  necessarily  alleviate  losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA
(if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction. 66




Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA
Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA
Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate
Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


During the lifetime of the Participant, at any time before the Annuity
Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account
Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment
Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable
Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.


A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable
Value Account."



In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 and 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59
(1)/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal
Charge" and "Federal Tax Matters."




CONSTRAINTS ON WITHDRAWALS

GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b),
Section 408,  408A,  409A or Section 457 of the Internal  Revenue  Code, or with
HRA, HSA, or OPEB plans, reference should be made to the terms of the particular
Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."



                                       67

403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section
403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plans provided that the distribution shall not occur until the Participant has either attained age 59 1/2 , severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

After 2008, payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.


A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different
Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal
Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability
(although this restriction does not apply to withdrawals to correct excess
Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal
Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

TEXAS OPTIONAL RETIREMENT PROGRAM

AUL intends to offer the Contract within the Texas Optional Retirement Program.
Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year
Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The
Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated
Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's
Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A
Programs and some 403(b) Programs, the Vested portion of a Participant's Account
Value shall be the Participant's entire Account Value. Under Employee Benefit
Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining
Account Value in the Investment Accounts shall be transferred to AUL's General
Account or if the Contract so directs, to MMIA or other default Investment
Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year
Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's
Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

                                       68

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity
Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some
Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).


Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value
(determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

For Contracts  funding  Employee  Benefit Plans or 409 A or 457 Plans, the Owner
may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7)  approximately  equal  installments  over six (6) years  (for  certain
Employee  Benefit  Plan  Contracts)  or  six  (6)  approximately   equal  annual
installments  over five (5) years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).

For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6)years.

In  Contracts  issued prior to 1999 which fund a Code  Section  401(a)  Employee
Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety ( 90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the Contract's  aggregate  General  Account  Withdrawal
     Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account
     Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and

SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or General Account Funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan sponsors depending on unique or special circumstances.

Until all of the terminating Contract's Funds invested in AUL's FIA or General
Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment

When making lump-sum payouts of FIA or General Account Funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new
Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when
"x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y
- x) when "y" exceeds "x," and is added to the amount paid. Payment of FIA or any General Account amounts may be delayed for up to six (6) months after the effective date of termination.

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


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored
403(b) Program at any time during the Contract Year if the Participant's Account
Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract
Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six
(6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single
Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation
Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may,  at its option,  terminate  any  Contract  if there are no  Participant
Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office.
However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York
Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable
Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the FIA, see "The Fixed Interest Account" and "Termination by the Owner."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract.
However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's
Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year.
After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth
(10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive
Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2
(provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit
Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

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



Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has
(1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit
Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit
Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some
Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.


The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the
"Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services
(including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.


AUL reserves the right to change the credit factors upon sixty (60) day's notice of such change.

ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum  of $50 per year,  deducted  quarterly  if the  account  exists on the quarterly Contract  anniversary.  For some Contracts,  the administrative charge may be waived  completely.  The charge is only assessed during the  Accumulation
Period.  When a  Participant  annuitizes  or  surrenders on any day other than a quarterly  Contract  anniversary,  a pro rata  portion  of the  charge  for that
portion  of  the  quarter  will  not  be  assessed..   The  charge  is  deducted
proportionately  from  the  Participant's  Account  Value  allocated  among  the
Investment  Accounts and the FIA. An  administrative  charge will not be imposed under certain  Contracts if the value of a Participant's  Account is equal to or more  than  $35,000  ($25,000  in  some  Contracts)  on the  quarterly  Contract anniversary.  The purpose of this charge is to  reimburse  AUL for the  expenses associated  with  administration  of the Contracts and operation of the Variable
Account.


ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

(3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire
     Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.


                                       71


(5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window
     Account, available in some Employer-sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual Funds or other investment vehicles.

(7)  Contract  Termination  Individual  Participant  Check Fee: AUL may bill the
     Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total account value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.


(9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10) Plan Sponsor  Investment  Option Advisory Fee: AUL may bill the Owner for a
     Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan
     Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) Redemption Fee: A redemption fee may be charged by the underlying  Funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the Funds' prospectuses for more details.



                                       63


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant
Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See
"Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another
Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees  that the Asset Charge shall not increase on in-force  Contracts.
However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.


                                 ANNUITY PERIOD

GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's
Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

                                       72


Generally, the Contracts provide for five (5) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed
Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA is not available under the Contract. The Participant's Account Value will remain in the FIA, or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement
Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.




ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent
Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity
Commencement Date. Another form of benefit would then be elected by the survivor.

OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code,
Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant.
Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.




                                     73

                           THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account.  The
General  Account  is  subject  to  regulation  and  supervision  by the  Indiana
Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the FIA have not been registered as securities under the Securities
Act of 1933 (the "1933 Act") and the FIA has not been registered as an investment company under the 1940 Act. Accordingly, neither the FIA nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the FIA. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the FIA. For more information regarding the FIA, see the Contract.

INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL.
The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA, during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time.. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other
AUL Annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL Annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current
Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA.
AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant)  may withdraw his or her Fixed  Income  Account  Value  value,  subject to the  provisions  of the
Contract.  This Fixed Income Account Value value is determined as of the day the withdrawal is effected,  minus any applicable withdrawal charge, plus or minus a
MVA  in  certain  Contracts,  and  minus  the  Participant's   outstanding  loan
balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding collateralized policy loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's
FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's
Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one(1)  Account,  then the Account from which the withdrawal  is to be taken must be  specified  and any  withdrawal  restrictions shall be effective at an Account level. For a further  discussion of withdrawals
as  generally   applicable  to  a  Participant's   Variable  Account  Value  and
Participant's Fixed Income Account Value, see "Cash Withdrawals."

A  Participant's  Fixed Income Account Value may be transferred  from the FIA to the Variable  Account  subject to certain  limitations.  Where a Participant has outstanding  collateralized  policy loans under a Contract,  a transfer  will be permitted  only to the extent that the  Participant's  remaining FIA  Withdrawal
Value in the FIA  equals  twice the  total of the  outstanding  loans  under the
Participant's   Account.   A  Participant  may  transfer  part  or  all  of  the
Participant's  Fixed  Income  Account  Value  (subject to the  outstanding  loan provision  mentioned  above)  to one  (1) or more  of the  available  Investment
Accounts  during  the  Accumulation  Period,   provided,   however,  that  if  a
Participant's  Fixed Income  Account  Value is $2,500 or more on the first (1st)
day of a Contract Year , then amounts  transferred from the FIA to an Investment
Account during any given Contract Year

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

cannot exceed 20 percent of the  Participant's  Fixed Income Account Value as of
the  beginning  of  that  Contract   Year.   Transfers  and   withdrawals  of  a
Participant's  Fixed  Income  Account  Values  will be  effected  on a first-in, first-out  basis.  If a  Participant  has more  than one (1)  Account,  then the
Account  from  which  the  transfer  is to be taken  must be  specified  and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer
Sponsored  403(b)  Programs,  Employee  Benefit Plans,  or 408 SEP or SIMPLE IRA
Contracts if: (1) the Owner (or Plan  Sponsor)  selects the FIA as an Investment
Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA, or the Vanguard Short-Term Federal Bond
Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at Contract Termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA.
However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase
Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's
Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one
(1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant;s FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year.

CONTRACT CHARGES


The  withdrawal   charge  will  be  the  same  for  amounts   withdrawn  from  a
Participant's FIA Value as for amounts  withdrawn from a Participant's  Variable
Account Value. In addition,  the administrative  charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the
FIA. The Asset Charge will not be assessed against the FIA, and any amounts that
AUL pays for income taxes allocable to the Variable  Account will not be charged against  the FIA.  In  addition,  the  investment  advisory  fees and  operating expenses  paid  by the  Funds  will  not  be  paid  directly  or  indirectly  by
Participants  to the extent the Account Value is allocated to the FIA;  however, such  Participants  will not  participate  in the  investment  experience of the
Variable Account. See "Charges and Deductions."



An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See
"Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457
Program, see "Termination by the Owner."





403(b) Plan Loans

If a 403(b)  Plan  allows,  a loan may be taken at any time prior to the Annuity
Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's
Withdrawal Value in the FIA, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to

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


be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The  restrictions  or  limitations   stated  above  may  be  modified,   or  new
restrictions  and  limitations  added,  to the extent  necessary  to comply with
Section  72(p) of the Internal  Revenue Code or its  regulations,  under which a loan will not be  treated as a  distribution  under a 403(b)  Program,  or other applicable  law.  It should be noted that the IRS has issued  regulations  which cause the outstanding balance of a loan to be treated as a taxable  distribution if the loan is not  repaid  in a  timely  manner.  As the  lender,  AUL may,  by
Contract  amendment,  limit the  availability of future loans of this type under the Contract.

                         THE STABLE VALUE ACCOUNT


In General

The "Stable Value Account" or "SVA" is an investment option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing
Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than 3 years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least 35 days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home
Office at least 5 days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. Notification of a new rate will be made at least thirty (30) days in advance of the new rate's effective date. There is no minimum interest rate guarantee and no Market Value
Adjustment (MVA).

Guaranteed SVA Account Value

AUL  maintains a "Guaranteed  SVA Account  Value" for  Participant  Accounts and
Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National
Association  of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate
[i.e.,  the  average  5-year  Constant  Maturity  Treasury  Rate reported by the
Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account
Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA
Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% vested under the Plan, and if he receives all or a portion of his vested Account Value as a Plan benefit, his entire non-vested Account Value as of such date of withdrawal
(including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's vested Account Value is withdrawn to provide a benefit, an amount equal to his non-vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA
Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's beneficiary elects not to take a distribution and an account for him is maintained under the Contract, the Guaranteed SVA Account
Value transferred to his account will continue to be maintained for him.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account
Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than 5 Business Days following the Business Day that AUL receives that request, no Contributions may be credited to the SVA, no transfers from the SVA may be made, and Plan benefits are paid as described below.


The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2) The Guaranteed SVA Account Value of each Participant and the Contract Owner will be transferred to an interest account within our General Account. Amounts in this interest account shall earn interest equal to the same rate as that earned by the SVA on the Contract termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant
Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Amounts accumulated in this interest account, subject to a withdrawal charge, will be paid out 365 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge will be allowed during this 365-day period. An earlier payout within the 365-day period may be arranged with the Contract Owner at AUL's option.

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




(b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA
Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in
(a)  above.

AUL will not maintain individual Participant Accounts during the 365-day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.




                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity
Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or ERISA-compliant Employer Sponsored 403(b) Program, the
Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account
Value would have provided for the correct age.

TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract. FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections
401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans.. The ultimate effect of federal income taxes on values under a Contract, the Participant's
Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional
Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving
Annuity payments under a Contract should consult a qualified tax advisor.


                                       77


AUL DOES NOT MAKE ANY  GUARANTEE  OR  REPRESENTATION  REGARDING  THE TAX STATUS,
FEDERAL,  STATE,  OR LOCAL,  OF ANY  CONTRACT  OR  PARTICIPANT'S  ACCOUNT OR ANY
TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code.
Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account.
However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408
Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.



TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected
Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

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


403(b) Plans

On July 26, 2007, the Internal Revenue Service (IRS) issued final regulations for tax-sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective on January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction Contributions, such as 401(k) Plans and 457(b) Plans.

Items of particular interest or significance covered by these new regulations are 1) by December 31, 2009, all 403(b) arrangements must have a written plan but must have been operated since January 1, 2009 as if the Plan were already established, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same Plan or to a 403(b) or 401(a) Plan of another Employer if certain conditions are met, 4) Plans may include language that permits Plan termination and distribution of benefits, 5) Employers must ensure that loans and hardship distributions are made in accordance with the applicable Plan and IRS rules, 6) Employers must have a services agreement in place with each approved vendor, 7) Employers must have a process to ensure
Contributions are made in compliance with the applicable limits, and 8)
Contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.

408 and 408A PROGRAMS

     1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA").
These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances

If a Participant under a 408 Program makes a withdrawal from the Participant's
Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

  2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A
Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth
IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A and 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available
(non-governmental).

If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b)
Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) ineligible Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services). The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

                                       79


A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer
Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later


A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other
Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit
Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor
Integral Trust. These benefits generally include certain health care benefits.
Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution  made to a Participant from a 401 Employee Benefit Plan, 403(b)
Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:


   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10 percent excise tax unless the Participant satisfies one
(1) of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."



WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a
403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b)
Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.


                                OTHER INFORMATION
MIXED AND SHARED FUNDING

The portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either:
(i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor AUL currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict.
The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940
Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient
Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the

                                       80



corresponding  Investment Account  attributable to a Contract or a Participant's
Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund.
Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account.
AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable
Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more
Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment
Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.


Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

                                       81



RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933
Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.


                                       82


================================================================================



          No  dealer,  salesman  or any other  person is  authorized  by the AUL
          American Unit Trust or by AUL to give any  information  or to make any
          representation   other  than  as  contained  in  this   Prospectus  in
          connection with the offering described herein.


          AUL  has  filed a  Registration  Statement  with  the  Securities  and
          Exchange   Commission,   Washington,   D.C.  For  further  information
          regarding the AUL American Unit Trust, AUL and its variable annuities, please  reference the  Registration  statement and the exhibits  filed with it or  incorporated  into it. All  Contracts  referred to in this
          Prospectus are also included in that filing.


          The products  described  herein are not insured by the Federal Deposit
          Insurance  Corporation;  are not deposits or other  obligations of the
          financial   institution  and  are  not  guaranteed  by  the  financial institution;  and are subject to investment risks,  including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                             Dated: May 1, 2010



================================================================================

                                       83

Please read this prospectus carefully before you invest or send money.  Variable annuities  issued  by  American  United  Life  Insurance  Company(R)  (AUL)  are
distributed  by  OneAmerica(R)   Securities,   Inc.,   member  FINRA,   SIPC,  a
wholly-owned subsidiary of AUL.

American United Life Insurance Company(R) a OneAmerica(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(R)  2010  American  United  Life  Insurance  Company(R)  All  rights  reserved.
OneAmerica(R)  and the  OneAmerica  banner  are  all  trademarks  of  OneAmerica
Financial Partners, Inc.

================================================================================


                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2010

                            AUL American Unit Trust

                        Group Variable Annuity Contracts

                                   Offered By


                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282

                                 (800) 249-6269



                      Annuity Service Office Mail Address:

                P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated
May 1, 2010.


A Prospectus is available without charge by calling or writing to American
United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.




TABLE OF CONTENTS

Description     Page
GENERAL INFORMATION AND HISTORY     3
DISTRIBUTION OF CONTRACTS     3
CUSTODY OF ASSETS     3
LIMITS ON CONTRIBUTIONS TO
RETIREMENT PLANS     4
  403(b) Programs     4
  408 and 408A Programs     4
  457 Programs     5
  Employee Benefit Plans     5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     5
FINANCIAL STATEMENTS     5



GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable
Account"), see the section entitled "Information about AUL, The Variable
Account, and The Funds" in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the principal underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry
Regulatory Authority, ("FINRA.")

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) Programs

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $16,500 for 2010. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $19,500 for all years.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section
415(c) limit is the lesser of (a) $49,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal
Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of $5,000 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances.
Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section
402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 Programs

Deferrals by a Participant to a 457 Program generally are limited under Section
457(b) of the Internal Revenue Code to the lesser of (a) $16,500, or (b) 100 percent of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section
415(c) of the Internal Revenue Code to the lesser of (a) $49,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2010 is $3,050 for an individual and $6,150 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by certain catch-up contributions for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement
Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit.
Contributions made by an employer to the employee's account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2009 and 2008 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2009, December
31, 2008 and December 31, 2007, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financials of the Registrant

The financial statements of the AUL American Unit Trust as of December 31, 2009 are included in this Statement of Additional Information.


A Message From
The Chairman, President and Chief Executive Officer of
American United Life Insurance Company


To Participants in AUL American Unit Trust

Investors were once again subjected to a tumultuous year during 2009 as prices and valuations for various asset classes gyrated wildly throughout the year.
Investor sentiment shifted as the year progressed due to the realization that the financial system would survive the recent upheaval. Investors were also encouraged by government efforts to stimulate the U.S. economy and the improving prospects for a global economic recovery.

After experiencing one of the worst calendar year returns in 2008, the U.S.
equity market staged an impressive rally during 2009. The S&P 500 ended the year with a 26.5 percent investment return, its best calendar year advance since
2003. However, this 12-month return masks the volatility that occurred during the year. During the first quarter, the equity market continued its downward spiral with the S&P 500 declining 25 percent on a principal basis until it reached its low on March 9. From this severe bear market low, the S&P 500 advanced 65 percent through the remainder of the year. Despite the impressive rally through year-end 2009, this broad market index was still trading 29 percent below its previous bull market high reached on October 9, 2007.

The rally in corporate bonds and other types of credit investments continued throughout 2009 as fixed income investors recaptured some of the significant losses experienced during the protracted credit crisis. The magnitude and duration of the outperformance has been unprecedented with several fixed income sectors logging record performance. Unprecedented low interest rates essentially forced portfolio managers to allocate capital to riskier assets given the low rates offered on short-term securities. We were in an environment where the more risk that was taken, the better the ultimate return.

As we move into 2010, the investment outlook remains favorable. However, last year's rally has resulted in elevated valuations from one year ago. Investors will be closely watching for continued verification of an economic recovery.
They will also be monitoring corporate earnings and any indication that inflationary pressures are increasing, thereby eliciting a change in fiscal and monetary policy. As a result, meaningful outperformance is expected to be significantly more difficult to achieve during 2010.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

                                /s/ Dayton H. Molendorp
                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of
                                American United Life Insurance Company(R)
Indianapolis, Indiana
April 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our  opinion,  the  accompanying  statements  of net assets  and the  related statements  of  operations  and of  changes  in net  assets  and  the  financial highlights present fairly, in all material  respects,  the financial position of each of the  subaccounts  constituting  AUL American  Individual Unit Trust (the
"Trust") at December 31, 2009, and the results of each of their operations,  the changes in each of their net assets and the financial highlights for each of the periods presented,  in conformity with accounting  principles generally accepted in the United  States of  America.  These  financial  statements  and  financial
highlights   (hereafter   referred  to  as  "financial   statements")   are  the
responsibility of the Trust's  management;  our  responsibility is to express an opinion on these  financial  statements  based on our audits.  We conducted  our audits of these  financial  statements in  accordance  with the standards of the
Public Company  Accounting  Oversight  Board (United  States).  Those  standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial  statements  are free of material  misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by management,  and evaluating the overall financial  statement  presentation.  We believe that our audits,  which included confirmation  of  securities  at December 31, 2009 by  correspondence  with the underlying mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCooper LLP
Indianapolis, Indiana
April 12, 2010



                             AUL American Unit Trust
                                   OneAmerica
                  OneAmerica Value Portfolio O Class-682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009



                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       60,100,141    $       76,224,728                3,301,661
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       60,100,141
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       56,363,127            11,238,797     $               5.02
Band 100                                             -                     -                     5.09
Band 75                                              -                     -                     5.17
Band 50                                              -                     -                     5.26
Band 25                                        261,825                49,043                     5.34
Band 0                                               -                     -                     1.54
Band S                                       3,475,189               116,143                    29.92
                                    ------------------    ------------------
 Total                              $       60,100,141            11,403,983
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            919,988
Mortality & expense charges                                                                  (622,729)
                                                                                 --------------------
Net investment income (loss)                                                                  297,259
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (2,322,861)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       15,594,134
                                                                                 --------------------
Net gain (loss)                                                                            13,271,273
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         13,568,532
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         297,259     $          616,789
Net realized gain (loss)                                            (2,322,861)             2,020,988
Realized gain distributions                                                  -              2,890,627
Net change in unrealized appreciation (depreciation)                15,594,134            (38,990,532)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   13,568,532            (33,462,128)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,649,375              7,181,931
Cost of units redeemed                                              (8,351,573)           (20,129,540)
                                                             -----------------     ------------------
Increase (decrease)                                                 (2,702,198)           (12,947,609)
                                                             -----------------     ------------------
Net increase (decrease)                                             10,866,334            (46,409,737)
Net assets, beginning                                               49,233,807             95,643,544
                                                             -----------------     ------------------
Net assets, ending                                           $      60,100,141             49,233,807
                                                             =================     ==================
Units sold                                                           1,561,941              2,174,338
Units redeemed                                                      (2,226,586)            (4,760,108)
                                                             -----------------     ------------------
Net increase (decrease)                                               (664,645)            (2,585,770)
Units outstanding, beginning                                        12,068,628             14,654,398
                                                             -----------------     ------------------
Units outstanding, ending                                           11,403,983             12,068,628
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      307,864,042
Cost of units redeemed                                                                   (296,371,920)
Account charges                                                                                     -
Net investment income (loss)                                                               16,977,828
Net realized gain (loss)                                                                   20,901,839
Realized gain distributions                                                                26,852,939
Net change in unrealized appreciation (depreciation)                                      (16,124,587)
                                                                                   ------------------
                                                                                   $       60,100,141
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.02       11,239     $   56,363          1.25%          28.7%
12/31/08          3.90       11,925         46,471          1.25%         -37.7%
12/31/07          6.26       14,525         90,896          1.25%           2.3%
12/31/06          6.12       15,817         96,771          1.25%          12.1%
12/31/05          5.46       18,412        100,532          1.25%           8.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.09            0     $        0          1.00%          29.0%
12/31/08          3.95            0              0          1.00%         -37.6%
12/31/07          6.32            0              0          1.00%           2.5%
12/31/06          6.17            0              0          1.00%          12.4%
12/31/05          5.49            0              0          1.00%           8.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.17            0     $        0          0.75%          29.3%
12/31/08          4.00            0              0          0.75%         -37.4%
12/31/07          6.39            0              0          0.75%           2.8%
12/31/06          6.22            0              0          0.75%          12.7%
12/31/05          5.52            0              0          0.75%           8.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.26            0     $        0          0.50%          29.7%
12/31/08          4.05            0              0          0.50%         -37.3%
12/31/07          6.46            0              0          0.50%           3.1%
12/31/06          6.27            0              0          0.50%          13.0%
12/31/05          5.55            0              0          0.50%           9.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     5.34           49     $      262          0.25%          30.0%
12/31/08          4.11           29            120          0.25%         -37.1%
12/31/07          6.53            0              0          0.25%           3.3%
12/31/06          6.32            0              0          0.25%          13.3%
12/31/05          5.58            0              0          0.25%           9.5%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.54            0     $        0          0.00%          30.3%
12/31/08          1.18            0              0          0.00%         -36.9%
12/31/07          1.88            0              0          0.00%           3.6%
12/31/06          1.81            0              0          0.00%          13.5%
12/31/05          1.60            0              0          0.00%           9.8%


                                           BAND S
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    29.92          116          3,475          0.50%          29.7%
12/31/08         23.08          115          2,643          0.50%         -37.2%
12/31/07         36.77          129          4,747          0.50%           3.0%
12/31/06         35.69          151          5,403          0.50%          13.0%
12/31/05         31.59          160          5,048          0.50%           9.3%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009          2008          2007       2006          2005
1.7%          2.1%          1.5%       1.4%          1.2%

                             AUL American Unit Trust
                                   OneAmerica
                OneAmerica Asset Director Advisor Class-682444401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,119,129    $       12,351,850                  827,496
Receivables: investments sold                       33    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,119,162
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       11,584,826             7,470,761     $               1.55
Band 100                                        19,878                12,620                     1.58
Band 75                                              -                     -                     1.60
Band 50                                        928,178               571,136                     1.63
Band 25                                              -                     -                     1.65
Band 0                                         586,280               347,480                     1.69
                                    ------------------    ------------------
 Total                              $       13,119,162             8,401,997
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            287,677
Mortality & expense charges                                                                  (106,682)
                                                                                 --------------------
Net investment income (loss)                                                                  180,995
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,053,912)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,059,883
                                                                                 --------------------
Net gain (loss)                                                                             2,005,971
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,186,966
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         180,995     $          183,577
Net realized gain (loss)                                            (1,053,912)              (934,878)
Realized gain distributions                                                  -                174,881
Net change in unrealized appreciation (depreciation)                 3,059,883             (1,985,908)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,186,966             (2,562,328)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             9,817,189             21,381,293
Cost of units redeemed                                              (6,463,518)           (18,558,963)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,353,671              2,822,330
                                                             -----------------     ------------------
Net increase (decrease)                                              5,540,637                260,002
Net assets, beginning                                                7,578,525              7,318,523
                                                             -----------------     ------------------
Net assets, ending                                           $      13,119,162              7,578,525
                                                             =================     ==================
Units sold                                                          10,270,726             19,133,101
Units redeemed                                                      (7,894,427)           (17,373,636)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,376,299              1,759,465
Units outstanding, beginning                                         6,025,698              4,266,233
                                                             -----------------     ------------------
Units outstanding, ending                                            8,401,997              6,025,698
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       41,768,504
Cost of units redeemed                                                                    (28,783,649)
Account charges                                                                                     -
Net investment income (loss)                                                                  525,862
Net realized gain (loss)                                                                   (1,766,948)
Realized gain distributions                                                                   608,114
Net change in unrealized appreciation (depreciation)                                          767,279
                                                                                   ------------------
                                                                                   $       13,119,162
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.55        7,471     $   11,585          1.25%          24.3%
12/31/08          1.25        5,116          6,383          1.25%         -26.7%
12/31/07          1.70        3,412          5,806          1.25%           3.5%
12/31/06          1.64        1,815          2,985          1.25%           8.9%
12/31/05          1.51          727          1,098          1.25%           5.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.58           13     $       20          1.00%          24.6%
12/31/08          1.26            5              7          1.00%         -26.5%
12/31/07          1.72            0              0          1.00%           3.7%
12/31/06          1.66            0              0          1.00%           9.1%
12/31/05          1.52            0              0          1.00%           6.2%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.60            0     $        0          0.75%          24.9%
12/31/08          1.28            0              0          0.75%         -26.3%
12/31/07          1.74            0              0          0.75%           4.0%
12/31/06          1.67            0              0          0.75%           9.4%
12/31/05          1.53            0              0          0.75%           6.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.63          571     $      928          0.50%          25.2%
12/31/08          1.30          573            744          0.50%         -26.1%
12/31/07          1.76          606          1,064          0.50%           4.2%
12/31/06          1.69          578            975          0.50%           9.6%
12/31/05          1.54            0              0          0.50%           7.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.65            0     $        0          0.25%          25.5%
12/31/08          1.32            0              0          0.25%         -25.9%
12/31/07          1.78            0              0          0.25%           4.5%
12/31/06          1.70            0              0          0.25%           9.9%
12/31/05          1.55            0              0          0.25%           7.0%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.69          347     $      586          0.00%          25.8%
12/31/08          1.34          331            444          0.00%         -25.7%
12/31/07          1.81          248            448          0.00%           4.8%
12/31/06          1.72          245            422          0.00%          10.2%
12/31/05          1.56            0              0          0.00%           7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           2.8%
2008           3.7%
2007           2.7%
2006           3.2%
2005           2.4%

                             AUL American Unit Trust
                                   OneAmerica
              OneAmerica Asset Director Portfolio O Class-682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       79,253,355    $       89,962,928                4,975,101
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       79,253,355
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       79,253,355            18,707,633     $               4.24
Band 100                                             -                     -                     4.30
Band 75                                              -                     -                     4.37
Band 50                                              -                     -                     4.44
Band 25                                              -                     -                     4.51
Band 0                                               -                     -                     1.63
                                    ------------------    ------------------
 Total                              $       79,253,355            18,707,633
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $          1,915,305
Mortality & expense charges                                                                  (862,800)
                                                                                 --------------------
Net investment income (loss)                                                                1,052,505
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,298,885)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       15,870,760
                                                                                 --------------------
Net gain (loss)                                                                            14,571,875
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         15,624,380
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $       1,052,505     $        1,520,246
Net realized gain (loss)                                            (1,298,885)             1,861,397
Realized gain distributions                                                  -              1,486,535
Net change in unrealized appreciation (depreciation)                15,870,760            (29,965,583)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   15,624,380            (25,097,405)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            12,457,145             10,607,021
Cost of units redeemed                                             (11,876,552)           (23,730,486)
                                                             -----------------     ------------------
Increase (decrease)                                                    580,593            (13,123,465)
                                                             -----------------     ------------------
Net increase (decrease)                                             16,204,973            (38,220,870)
Net assets, beginning                                               63,048,382            101,269,252
                                                             -----------------     ------------------
Net assets, ending                                           $      79,253,355             63,048,382
                                                             =================     ==================
Units sold                                                           3,648,575              3,343,665
Units redeemed                                                      (3,489,499)            (6,733,317)
                                                             -----------------     ------------------
Net increase (decrease)                                                159,076             (3,389,652)
Units outstanding, beginning                                        18,548,557             21,938,209
                                                             -----------------     ------------------
Units outstanding, ending                                           18,707,633             18,548,557
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      209,762,842
Cost of units redeemed                                                                   (162,090,084)
Account charges                                                                                     -
Net investment income (loss)                                                               17,792,888
Net realized gain (loss)                                                                   11,349,029
Realized gain distributions                                                                13,148,253
Net change in unrealized appreciation (depreciation)                                      (10,709,573)
                                                                                   ------------------
                                                                                   $       79,253,355
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.24       18,708     $   79,253          1.25%          24.6%
12/31/08          3.40       18,549         63,048          1.25%         -26.4%
12/31/07          4.62       21,938        101,269          1.25%           3.8%
12/31/06          4.45       18,879         83,979          1.25%           9.0%
12/31/05          4.08       15,654         63,869          1.25%           6.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.30            0     $        0          1.00%          24.9%
12/31/08          3.44            0              0          1.00%         -26.2%
12/31/07          4.67            0              0          1.00%           4.0%
12/31/06          4.48            0              0          1.00%           9.4%
12/31/05          4.10            0              0          1.00%           6.6%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.37            0     $        0          0.75%          25.3%
12/31/08          3.49            0              0          0.75%         -26.0%
12/31/07          4.72            0              0          0.75%           4.3%
12/31/06          4.52            0              0          0.75%           9.7%
12/31/05          4.12            0              0          0.75%           6.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.44            0     $        0          0.50%          25.6%
12/31/08          3.54            0              0          0.50%         -25.8%
12/31/07          4.77            0              0          0.50%           4.6%
12/31/06          4.56            0              0          0.50%          10.0%
12/31/05          4.14            0              0          0.50%           7.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.51            0     $        0          0.25%          25.9%
12/31/08          3.58            0              0          0.25%         -25.6%
12/31/07          4.82            0              0          0.25%           4.8%
12/31/06          4.59            0              0          0.25%          10.2%
12/31/05          4.17            0              0          0.25%           7.4%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.63            0     $        0          0.00%          26.2%
12/31/08          1.29            0              0          0.00%         -25.4%
12/31/07          1.73            0              0          0.00%           5.1%
12/31/06          1.65            0              0          0.00%          10.5%
12/31/05          1.49            0              0          0.00%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         2.7%
2008         3.1%
2007         2.7%
2006         2.5%
2005         1.9%

                             AUL American Unit Trust
                                   OneAmerica
            OneAmerica Investment Grade Bond Advisor Class-682444203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,662,212    $        2,625,033                  239,710
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,662,212
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,847,985             1,479,523     $               1.25
Band 100                                        15,354                12,103                     1.27
Band 75                                              -                     -                     1.29
Band 50                                        798,873               610,307                     1.31
Band 25                                              -                     -                     1.33
Band 0                                               -                     -                     1.36
                                    ------------------    ------------------
 Total                              $        2,662,212             2,101,933
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            116,718
Mortality & expense charges                                                                   (20,221)
                                                                                 --------------------
Net investment income (loss)                                                                   96,497
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,713
Realized gain distributions                                                                    15,020
Net change in unrealized appreciation (depreciation)                                          143,629
                                                                                 --------------------
Net gain (loss)                                                                               161,362
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            257,859
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          96,497     $           70,973
Net realized gain (loss)                                                 2,713                 (2,514)
Realized gain distributions                                             15,020                      -
Net change in unrealized appreciation (depreciation)                   143,629               (102,726)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      257,859                (34,267)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,010,160             (5,695,941)
Cost of units redeemed                                                (264,132)             5,953,404
                                                             -----------------     ------------------
Increase (decrease)                                                    746,028                257,463
                                                             -----------------     ------------------
Net increase (decrease)                                              1,003,887                223,196
Net assets, beginning                                                1,658,325              1,435,129
                                                             -----------------     ------------------
Net assets, ending                                           $       2,662,212              1,658,325
                                                             =================     ==================
Units sold                                                             862,072                473,467
Units redeemed                                                        (248,528)              (247,636)
                                                             -----------------     ------------------
Net increase (decrease)                                                613,544                225,831
Units outstanding, beginning                                         1,488,389              1,262,558
                                                             -----------------     ------------------
Units outstanding, ending                                            2,101,933              1,488,389
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       (2,772,560)
Cost of units redeemed                                                                      5,116,777
Account charges                                                                                     -
Net investment income (loss)                                                                  279,423
Net realized gain (loss)                                                                      (13,627)
Realized gain distributions                                                                    15,020
Net change in unrealized appreciation (depreciation)                                           37,179
                                                                                   ------------------
                                                                                   $        2,662,212
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25        1,480     $    1,848          1.25%          13.7%
12/31/08          1.10          948          1,042          1.25%          -2.5%
12/31/07          1.13          899          1,012          1.25%           4.8%
12/31/06          1.08          730            784          1.25%           2.4%
12/31/05          1.05          445            467          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27           12     $       15          1.00%          14.0%
12/31/08          1.11            5              5          1.00%          -2.2%
12/31/07          1.14            2              3          1.00%           5.0%
12/31/06          1.08            0              0          1.00%           2.5%
12/31/05          1.06            0              0          1.00%           1.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          14.3%
12/31/08          1.13            0              0          0.75%          -2.0%
12/31/07          1.15            0              0          0.75%           5.3%
12/31/06          1.09            0              0          0.75%           2.7%
12/31/05          1.06            0              0          0.75%           1.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31          610     $      799          0.50%          14.6%
12/31/08          1.14          535            612          0.50%          -1.7%
12/31/07          1.16          362            421          0.50%           5.6%
12/31/06          1.10          306            337          0.50%           3.0%
12/31/05          1.07            0              0          0.50%           1.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33            0     $        0          0.25%          14.9%
12/31/08          1.16            0              0          0.25%          -1.5%
12/31/07          1.18            0              0          0.25%           5.8%
12/31/06          1.11            0              0          0.25%           3.3%
12/31/05          1.08            0              0          0.25%           1.7%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.36            0     $        0          0.00%          15.2%
12/31/08          1.18            0              0          0.00%          -1.3%
12/31/07          1.20            0              0          0.00%           6.1%
12/31/06          1.13            0              0          0.00%           3.5%
12/31/05          1.09            0              0          0.00%           2.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         5.4%
2008         5.6%
2007         5.0%
2006         6.7%
2005         6.6%

                             AUL American Unit Trust
                                   OneAmerica
          OneAmerica Investment Grade Bond Portfolio O Class-682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       19,257,368    $       18,957,673                1,728,513
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       19,257,368
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       19,257,368             6,703,963     $               2.87
Band 100                                             -                     -                     2.92
Band 75                                              -                     -                     2.96
Band 50                                              -                     -                     3.01
Band 25                                              -                     -                     3.06
Band 0                                               -                     -                     1.53
                                    ------------------    ------------------
 Total                              $       19,257,368             6,703,963
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            916,424
Mortality & expense charges                                                                  (233,957)
                                                                                 --------------------
Net investment income (loss)                                                                  682,467
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (121,168)
Realized gain distributions                                                                   111,384
Net change in unrealized appreciation (depreciation)                                        1,777,847
                                                                                 --------------------
Net gain (loss)                                                                             1,768,063
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,450,530
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         682,467     $          747,487
Net realized gain (loss)                                              (121,168)              (174,379)
Realized gain distributions                                            111,384                      -
Net change in unrealized appreciation (depreciation)                 1,777,847             (1,011,864)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,450,530               (438,756)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,901,656              5,673,016
Cost of units redeemed                                              (5,339,992)            (6,716,885)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,438,336)            (1,043,869)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,012,194             (1,482,625)
Net assets, beginning                                               18,245,174             19,727,799
                                                             -----------------     ------------------
Net assets, ending                                           $      19,257,368             18,245,174
                                                             =================     ==================
Units sold                                                           1,717,319              2,297,324
Units redeemed                                                      (2,257,926)            (2,714,925)
                                                             -----------------     ------------------
Net increase (decrease)                                               (540,607)              (417,601)
Units outstanding, beginning                                         7,244,570              7,662,171
                                                             -----------------     ------------------
Units outstanding, ending                                            6,703,963              7,244,570
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      218,612,062
Cost of units redeemed                                                                   (210,601,036)
Account charges                                                                                     -
Net investment income (loss)                                                               10,665,850
Net realized gain (loss)                                                                      142,861
Realized gain distributions                                                                   137,936
Net change in unrealized appreciation (depreciation)                                          299,695
                                                                                   ------------------
                                                                                   $       19,257,368
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.87        6,704     $   19,257          1.25%          14.1%
12/31/08          2.52        7,245         18,245          1.25%          -2.2%
12/31/07          2.57        7,662         19,728          1.25%           5.1%
12/31/06          2.45        9,226         22,609          1.25%           2.5%
12/31/05          2.39       12,344         29,501          1.25%           0.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.92            0     $        0          1.00%          14.3%
12/31/08          2.55            0              0          1.00%          -1.9%
12/31/07          2.60            0              0          1.00%           5.3%
12/31/06          2.47            0              0          1.00%           2.8%
12/31/05          2.40            0              0          1.00%           1.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.96            0     $        0          0.75%          14.6%
12/31/08          2.59            0              0          0.75%          -1.7%
12/31/07          2.63            0              0          0.75%           5.6%
12/31/06          2.49            0              0          0.75%           3.0%
12/31/05          2.42            0              0          0.75%           1.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.01            0     $        0          0.50%          14.9%
12/31/08          2.62            0              0          0.50%          -1.4%
12/31/07          2.66            0              0          0.50%           5.9%
12/31/06          2.51            0              0          0.50%           3.3%
12/31/05          2.43            0              0          0.50%           1.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.06            0     $        0          0.25%          15.2%
12/31/08          2.65            0              0          0.25%          -1.2%
12/31/07          2.69            0              0          0.25%           6.1%
12/31/06          2.53            0              0          0.25%           3.6%
12/31/05          2.44            0              0          0.25%           2.0%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.53            0     $        0          0.00%          15.5%
12/31/08          1.32            0              0          0.00%          -1.0%
12/31/07          1.34            0              0          0.00%           6.4%
12/31/06          1.26            0              0          0.00%           3.8%
12/31/05          1.21            0              0          0.00%           2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         4.9%
2008         5.2%
2007         4.4%
2006         4.4%
2005         4.0%

                             AUL American Unit Trust
                                   OneAmerica
                 OneAmerica Money Market Advisor Class-682444104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,803,399    $        5,803,399                5,803,400
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (33)
                                    ------------------
Net assets                          $        5,803,366
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,626,440             5,342,158     $               1.05
Band 100                                        32,939                30,791                     1.07
Band 75                                              -                     -                     1.09
Band 50                                        121,530               110,109                     1.10
Band 25                                              -                     -                     1.12
Band 0                                          22,457                19,597                     1.15
                                    ------------------    ------------------
 Total                              $        5,803,366             5,502,655
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,679
Mortality & expense charges                                                                   (73,229)
                                                                                 --------------------
Net investment income (loss)                                                                  (71,550)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            (71,550)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (71,550)    $           35,575
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      (71,550)                35,575
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,469,826             17,655,161
Cost of units redeemed                                              (5,395,492)           (14,577,383)
                                                             -----------------     ------------------
Increase (decrease)                                                   (925,666)             3,077,778
                                                             -----------------     ------------------
Net increase (decrease)                                               (997,216)             3,113,353
Net assets, beginning                                                6,800,582              3,687,229
                                                             -----------------     ------------------
Net assets, ending                                           $       5,803,366              6,800,582
                                                             =================     ==================
Units sold                                                           5,901,851             17,386,455
Units redeemed                                                      (6,770,813)           (14,479,370)
                                                             -----------------     ------------------
Net increase (decrease)                                               (868,962)             2,907,085
Units outstanding, beginning                                         6,371,617              3,464,532
                                                             -----------------     ------------------
Units outstanding, ending                                            5,502,655              6,371,617
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       29,102,974
Cost of units redeemed                                                                    (23,380,053)
Account charges                                                                                     -
Net investment income (loss)                                                                   80,445
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $        5,803,366
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05        5,342     $    5,626          1.25%          -1.2%
12/31/08          1.07        6,190          6,599          1.25%           0.6%
12/31/07          1.06        3,020          3,201          1.25%           3.2%
12/31/06          1.03        1,236          1,270          1.25%           2.7%
12/31/05          1.00          393            393          1.25%           2.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07           31     $       33          1.00%          -1.0%
12/31/08          1.08            7              8          1.00%           0.8%
12/31/07          1.07           15             16          1.00%           3.4%
12/31/06          1.04            0              0          1.00%           3.3%
12/31/05          1.00            0              0          1.00%           1.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%          -0.7%
12/31/08          1.09            0              0          0.75%           1.1%
12/31/07          1.08            0              0          0.75%           3.7%
12/31/06          1.04            0              0          0.75%           3.5%
12/31/05          1.01            0              0          0.75%           1.7%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10          110     $      122          0.50%          -0.5%
12/31/08          1.11          174            193          0.50%           1.3%
12/31/07          1.09          430            470          0.50%           4.0%
12/31/06          1.05          428            450          0.50%           3.8%
12/31/05          1.01            0              0          0.50%           1.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%          -0.2%
12/31/08          1.12            0              0          0.25%           1.6%
12/31/07          1.11            0              0          0.25%           4.2%
12/31/06          1.06            0              0          0.25%           4.0%
12/31/05          1.02            0              0          0.25%           2.2%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15           20     $       22          0.00%           0.0%
12/31/08          1.15            0              0          0.00%           1.8%
12/31/07          1.12            0              0          0.00%           4.5%
12/31/06          1.08            0              0          0.00%           4.3%
12/31/05          1.03            0              0          0.00%           2.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         2.1%
2007         4.4%
2006         3.3%
2005         2.4%

                             AUL American Unit Trust
                                   OneAmerica
               OneAmerica Money Market Portfolio O Class-682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       30,124,740    $       30,124,740               30,124,741
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       30,124,740
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       30,124,740            19,256,258     $               1.56
Band 100                                             -                     -                     1.59
Band 75                                              -                     -                     1.61
Band 50                                              -                     -                     1.64
Band 25                                              -                     -                     1.67
Band 0                                               -                     -                     1.18
                                    ------------------    ------------------
 Total                              $       30,124,740            19,256,258
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             32,931
Mortality & expense charges                                                                  (411,492)
                                                                                 --------------------
Net investment income (loss)                                                                 (378,561)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $           (378,561)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        (378,561)    $          288,927
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                     (378,561)               288,927
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            13,677,538             25,216,158
Cost of units redeemed                                             (18,391,181)           (22,133,833)
                                                             -----------------     ------------------
Increase (decrease)                                                 (4,713,643)             3,082,325
                                                             -----------------     ------------------
Net increase (decrease)                                             (5,092,204)             3,371,252
Net assets, beginning                                               35,216,944             31,845,692
                                                             -----------------     ------------------
Net assets, ending                                           $      30,124,740             35,216,944
                                                             =================     ==================
Units sold                                                          10,305,362             17,596,790
Units redeemed                                                     (13,301,733)           (15,644,165)
                                                             -----------------     ------------------
Net increase (decrease)                                             (2,996,371)             1,952,625
Units outstanding, beginning                                        22,252,629             20,300,004
                                                             -----------------     ------------------
Units outstanding, ending                                           19,256,258             22,252,629
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      879,230,484
Cost of units redeemed                                                                   (854,081,393)
Account charges                                                                                     -
Net investment income (loss)                                                                4,975,649
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $       30,124,740
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.56       19,256     $   30,125          1.25%          -1.1%
12/31/08          1.58       22,253         35,217          1.25%           0.9%
12/31/07          1.57       20,300         31,846          1.25%           3.5%
12/31/06          1.52       20,083         30,444          1.25%           3.1%
12/31/05          1.47       20,461         30,077          1.25%           1.4%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.59            0     $        0          1.00%          -0.9%
12/31/08          1.60            0              0          1.00%           1.1%
12/31/07          1.59            0              0          1.00%           3.7%
12/31/06          1.53            0              0          1.00%           3.6%
12/31/05          1.48            0              0          1.00%           1.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.61            0     $        0          0.75%          -0.7%
12/31/08          1.62            0              0          0.75%           1.4%
12/31/07          1.60            0              0          0.75%           4.0%
12/31/06          1.54            0              0          0.75%           3.8%
12/31/05          1.48            0              0          0.75%           2.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.64            0     $        0          0.50%          -0.4%
12/31/08          1.65            0              0          0.50%           1.6%
12/31/07          1.62            0              0          0.50%           4.3%
12/31/06          1.55            0              0          0.50%           4.1%
12/31/05          1.49            0              0          0.50%           2.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.67            0     $        0          0.25%          -0.2%
12/31/08          1.67            0              0          0.25%           1.9%
12/31/07          1.64            0              0          0.25%           4.5%
12/31/06          1.57            0              0          0.25%           7.6%
12/31/05          1.45            0              0          0.25%          -0.7%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          0.00%           0.1%
12/31/08          1.18            0              0          0.00%           2.2%
12/31/07          1.16            0              0          0.00%           4.8%
12/31/06          1.10            0              0          0.00%           4.6%
12/31/05          1.06            0              0          0.00%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.1%
2008         2.1%
2007         4.7%
2006         4.5%
2005         2.7%

                             AUL American Unit Trust
                                   OneAmerica
                    OneAmerica Value Advisor Class-682444302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,655,063    $        6,839,389                  312,901
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,655,063
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,757,541             3,013,295     $               1.58
Band 100                                         9,996                 6,232                     1.60
Band 75                                              -                     -                     1.63
Band 50                                        722,039               436,368                     1.65
Band 25                                              -                     -                     1.68
Band 0                                         165,487                96,330                     1.72
                                    ------------------    ------------------
 Total                              $        5,655,063             3,552,225
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             73,274
Mortality & expense charges                                                                   (48,398)
                                                                                 --------------------
Net investment income (loss)                                                                   24,876
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (377,533)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,519,989
                                                                                 --------------------
Net gain (loss)                                                                             1,142,456
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,167,332
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          24,876     $           42,206
Net realized gain (loss)                                              (377,533)              (437,249)
Realized gain distributions                                                  -                217,168
Net change in unrealized appreciation (depreciation)                 1,519,989             (2,140,265)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,167,332             (2,318,140)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,512,211             (2,582,945)
Cost of units redeemed                                                (719,012)             1,592,029
                                                             -----------------     ------------------
Increase (decrease)                                                    793,199               (990,916)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,960,531             (3,309,056)
Net assets, beginning                                                3,694,532              7,003,588
                                                             -----------------     ------------------
Net assets, ending                                           $       5,655,063              3,694,532
                                                             =================     ==================
Units sold                                                           1,331,784                926,480
Units redeemed                                                        (760,964)            (1,443,038)
                                                             -----------------     ------------------
Net increase (decrease)                                                570,820               (516,558)
Units outstanding, beginning                                         2,981,405              3,497,963
                                                             -----------------     ------------------
Units outstanding, ending                                            3,552,225              2,981,405
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        8,238,770
Cost of units redeemed                                                                     (1,875,475)
Account charges                                                                                     -
Net investment income (loss)                                                                  120,305
Net realized gain (loss)                                                                     (716,508)
Realized gain distributions                                                                 1,072,297
Net change in unrealized appreciation (depreciation)                                       (1,184,326)
                                                                                   ------------------
                                                                                   $        5,655,063
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.58        3,013     $    4,758          1.25%          28.3%
12/31/08          1.23        2,516          3,095          1.25%         -37.9%
12/31/07          1.98        2,707          5,364          1.25%           2.0%
12/31/06          1.94        2,160          4,199          1.25%          11.7%
12/31/05          1.74          567            987          1.25%           8.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.60            6     $       10          1.00%          28.6%
12/31/08          1.25            4              5          1.00%         -37.8%
12/31/07          2.00            1              2          1.00%           2.2%
12/31/06          1.96            0              0          1.00%          12.1%
12/31/05          1.75            0              0          1.00%           8.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.63            0     $        0          0.75%          29.0%
12/31/08          1.26            0              0          0.75%         -37.6%
12/31/07          2.02            0              0          0.75%           2.5%
12/31/06          1.98            0              0          0.75%          12.4%
12/31/05          1.76            0              0          0.75%           8.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.65          436     $      722          0.50%          29.3%
12/31/08          1.28          383            491          0.50%         -37.4%
12/31/07          2.05          435            890          0.50%           2.7%
12/31/06          1.99          445            887          0.50%          12.6%
12/31/05          1.77            0              0          0.50%           8.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.68            0     $        0          0.25%          29.6%
12/31/08          1.30            0              0          0.25%         -37.3%
12/31/07          2.07            0              0          0.25%           3.0%
12/31/06          2.01            0              0          0.25%          12.9%
12/31/05          1.78            0              0          0.25%           9.2%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.72           96     $      165          0.00%          29.9%
12/31/08          1.32           78            104          0.00%         -37.1%
12/31/07          2.10          355            747          0.00%           3.3%
12/31/06          2.04          295            601          0.00%          13.2%
12/31/05          1.80            0              0          0.00%           9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.6%
2008         1.9%
2007         1.4%
2006         2.0%
2005         3.0%

                             AUL American Unit Trust
                                   OneAmerica
           OneAmerica Socially Responsive Portfolio O Class-682444500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          437,353    $          448,249                   52,278
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          437,353
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          343,405               409,816     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                         93,948               107,984                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $          437,353               517,800
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,255
Mortality & expense charges                                                                    (3,561)
                                                                                 --------------------
Net investment income (loss)                                                                     (306)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (17,085)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          112,846
                                                                                 --------------------
Net gain (loss)                                                                                95,761
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             95,455
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (306)    $             (969)
Net realized gain (loss)                                               (17,085)               (55,101)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   112,846               (108,619)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       95,455               (164,689)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               145,116               (281,412)
Cost of units redeemed                                                 (46,871)              (280,806)
                                                             -----------------     ------------------
Increase (decrease)                                                     98,245               (562,218)
                                                             -----------------     ------------------
Net increase (decrease)                                                193,700               (726,907)
Net assets, beginning                                                  243,653                970,560
                                                             -----------------     ------------------
Net assets, ending                                           $         437,353                243,653
                                                             =================     ==================
Units sold                                                             204,354                269,883
Units redeemed                                                         (61,115)              (830,108)
                                                             -----------------     ------------------
Net increase (decrease)                                                143,239               (560,225)
Units outstanding, beginning                                           374,561                934,786
                                                             -----------------     ------------------
Units outstanding, ending                                              517,800                374,561
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          960,500
Cost of units redeemed                                                                       (463,788)
Account charges                                                                                     -
Net investment income (loss)                                                                      175
Net realized gain (loss)                                                                      (55,646)
Realized gain distributions                                                                     7,008
Net change in unrealized appreciation (depreciation)                                          (10,896)
                                                                                   ------------------
                                                                                   $          437,353
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84          410     $      343          1.25%          29.3%
12/31/08          0.65          323            210          1.25%         -37.6%
12/31/07          1.04          935            971          1.25%           2.2%
12/31/06          1.02          693            704          1.25%           1.6%
03/31/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          29.6%
12/31/08          0.65            0              0          1.00%         -37.4%
12/31/07          1.04            0              0          1.00%           2.4%
12/31/06          1.02            0              0          1.00%           1.8%
03/31/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          30.0%
12/31/08          0.66            0              0          0.75%         -37.3%
12/31/07          1.05            0              0          0.75%           2.7%
12/31/06          1.02            0              0          0.75%           2.0%
03/31/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          30.3%
12/31/08          0.66            0              0          0.50%         -37.1%
12/31/07          1.05            0              0          0.50%           2.9%
12/31/06          1.02            0              0          0.50%           2.2%
03/31/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87          108     $       94          0.25%          30.6%
12/31/08          0.67           51             34          0.25%         -37.4%
12/31/07          1.06            0              0          0.25%           3.2%
12/31/06          1.02            0              0          0.25%           2.4%
03/31/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          30.9%
12/31/08          0.67            0              0          0.00%         -36.8%
12/31/07          1.06            0              0          0.00%           3.5%
12/31/06          1.03            0              0          0.00%           2.6%
03/31/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%
2008              0.7%
2007              1.1%
2006              1.0%

                             AUL American Unit Trust
                                   OneAmerica
        OneAmerica Socially Responsive Portfolio Advisor Class-682444609

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          583,949    $          596,992                   69,825
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          583,949
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          382,434               461,841     $               0.83
Band 100                                         3,667                 4,387                     0.84
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.86
Band 0                                         197,848               227,967                     0.87
                                    ------------------    ------------------
 Total                              $          583,949               694,195
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,011
Mortality & expense charges                                                                    (2,434)
                                                                                 --------------------
Net investment income (loss)                                                                      577
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (4,257)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          111,402
                                                                                 --------------------
Net gain (loss)                                                                               107,145
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            107,722
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             577     $            2,359
Net realized gain (loss)                                                (4,257)               (17,143)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   111,402               (121,701)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      107,722               (136,485)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               274,158                 68,108
Cost of units redeemed                                                 (14,236)               (84,358)
                                                             -----------------     ------------------
Increase (decrease)                                                    259,922                (16,250)
                                                             -----------------     ------------------
Net increase (decrease)                                                367,644               (152,735)
Net assets, beginning                                                  216,305                369,040
                                                             -----------------     ------------------
Net assets, ending                                           $         583,949                216,305
                                                             =================     ==================
Units sold                                                             383,861                 75,264
Units redeemed                                                         (18,387)               (96,966)
                                                             -----------------     ------------------
Net increase (decrease)                                                365,474                (21,702)
Units outstanding, beginning                                           328,721                350,423
                                                             -----------------     ------------------
Units outstanding, ending                                              694,195                328,721
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,123,438
Cost of units redeemed                                                                       (514,729)
Account charges                                                                                     -
Net investment income (loss)                                                                    5,434
Net realized gain (loss)                                                                      (19,948)
Realized gain distributions                                                                     2,797
Net change in unrealized appreciation (depreciation)                                          (13,043)
                                                                                   ------------------
                                                                                   $          583,949
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83          462     $      382          1.25%          29.0%
12/31/08          0.64           92             59          1.25%         -37.8%
12/31/07          1.03           40             41          1.25%           1.9%
12/31/06          1.01            0              0          1.25%           1.4%
03/31/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            4     $        4          1.00%          29.3%
12/31/08          0.65            3              2          1.00%         -37.7%
12/31/07          1.04            1              1          1.00%           2.1%
12/31/06          1.02            1              1          1.00%           1.6%
03/31/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.75%          29.6%
12/31/08          0.65            0              0          0.75%         -37.5%
12/31/07          1.04            0              0          0.75%           2.4%
12/31/06          1.02            0              0          0.75%           1.8%
03/31/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          30.0%
12/31/08          0.66            0              0          0.50%         -37.4%
12/31/07          1.05            0              0          0.50%           2.6%
12/31/06          1.02            0              0          0.50%           2.0%
03/31/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.25%          30.3%
12/31/08          0.66            0              0          0.25%         -37.2%
12/31/07          1.05            0              0          0.25%           2.9%
12/31/06          1.02            0              0          0.25%           2.2%
03/31/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87          228     $      198          0.00%          30.6%
12/31/08          0.66          234            155          0.00%         -37.1%
12/31/07          1.06          310            327          0.00%           3.1%
12/31/06          1.02            0              0          0.00%           2.4%
03/31/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.8%
2008              1.1%
2007              1.4%
2006              0.5%

                             AUL American Unit Trust
                                       AIM
                        AIM Basic Value A Class-00141M747

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          229,059    $          217,397                   11,621
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          229,059
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          229,059               251,293     $               0.91
Band 100                                             -                     -                     0.93
Band 75                                              -                     -                     0.94
Band 50                                              -                     -                     0.96
Band 25                                              -                     -                     0.97
Band 0                                               -                     -                     1.00
                                    ------------------    ------------------
 Total                              $          229,059               251,293
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,224
Mortality & expense charges                                                                    (3,002)
                                                                                 --------------------
Net investment income (loss)                                                                      222
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (161,498)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          256,164
                                                                                 --------------------
Net gain (loss)                                                                                94,666
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             94,888
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             222     $           (3,092)
Net realized gain (loss)                                              (161,498)                (9,265)
Realized gain distributions                                                  -                 23,671
Net change in unrealized appreciation (depreciation)                   256,164               (213,434)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       94,888               (202,120)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               (12,673)                85,745
Cost of units redeemed                                                 (51,970)               (58,529)
                                                             -----------------     ------------------
Increase (decrease)                                                    (64,643)                27,216
                                                             -----------------     ------------------
Net increase (decrease)                                                 30,245               (174,904)
Net assets, beginning                                                  198,814                373,718
                                                             -----------------     ------------------
Net assets, ending                                           $         229,059                198,814
                                                             =================     ==================
Units sold                                                             130,762                 91,176
Units redeemed                                                        (205,914)               (56,548)
                                                             -----------------     ------------------
Net increase (decrease)                                                (75,152)                34,628
Units outstanding, beginning                                           326,445                291,817
                                                             -----------------     ------------------
Units outstanding, ending                                              251,293                326,445
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,047,570
Cost of units redeemed                                                                       (824,135)
Account charges                                                                                     -
Net investment income (loss)                                                                  (16,349)
Net realized gain (loss)                                                                      (83,934)
Realized gain distributions                                                                    94,245
Net change in unrealized appreciation (depreciation)                                           11,662
                                                                                   ------------------
                                                                                   $          229,059
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91          251     $      229          1.25%          49.7%
12/31/08          0.61          326            199          1.25%         -52.4%
12/31/07          1.28          292            374          1.25%          -0.2%
12/31/06          1.28          287            368          1.25%          11.6%
12/31/05          1.15          261            300          1.25%           4.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          1.00%          50.0%
12/31/08          0.62            0              0          1.00%         -52.3%
12/31/07          1.29            0              0          1.00%           0.1%
12/31/06          1.29            0              0          1.00%          12.0%
12/31/05          1.15            0              0          1.00%           4.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.75%          50.4%
12/31/08          0.63            0              0          0.75%         -52.2%
12/31/07          1.31            0              0          0.75%           0.3%
12/31/06          1.30            0              0          0.75%          12.3%
12/31/05          1.16            0              0          0.75%           4.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.50%          50.8%
12/31/08          0.63            0              0          0.50%         -52.1%
12/31/07          1.32            0              0          0.50%           0.6%
12/31/06          1.31            0              0          0.50%          12.6%
12/31/05          1.17            0              0          0.50%           4.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.25%          51.2%
12/31/08          0.64            0              0          0.25%         -52.0%
12/31/07          1.34            0              0          0.25%           0.8%
12/31/06          1.33            0              0          0.25%          12.9%
12/31/05          1.17            0              0          0.25%           5.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.00%          51.6%
12/31/08          0.66            0              0          0.00%         -51.8%
12/31/07          1.37            0              0          0.00%           1.1%
12/31/06          1.36            0              0          0.00%          13.2%
12/31/05          1.20            0              0          0.00%           5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%
2008              0.2%
2007              0.9%
2006              0.1%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                        AIM Basic Value R Class-00141M614

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           91,649    $           90,318                    4,702
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           91,649
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           91,649                91,827     $               1.00
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.08
                                    ------------------    ------------------
 Total                              $           91,649                91,827
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                920
Mortality & expense charges                                                                      (556)
                                                                                 --------------------
Net investment income (loss)                                                                      364
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,326)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           29,892
                                                                                 --------------------
Net gain (loss)                                                                                14,566
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,930
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             364     $             (491)
Net realized gain (loss)                                               (15,326)                (6,700)
Realized gain distributions                                                  -                  2,854
Net change in unrealized appreciation (depreciation)                    29,892                (20,599)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       14,930                (24,936)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                59,876                 11,841
Cost of units redeemed                                                  (7,470)               (19,482)
                                                             -----------------     ------------------
Increase (decrease)                                                     52,406                 (7,641)
                                                             -----------------     ------------------
Net increase (decrease)                                                 67,336                (32,577)
Net assets, beginning                                                   24,313                 56,890
                                                             -----------------     ------------------
Net assets, ending                                           $          91,649                 24,313
                                                             =================     ==================
Units sold                                                              67,386                 12,535
Units redeemed                                                         (11,948)               (16,520)
                                                             -----------------     ------------------
Net increase (decrease)                                                 55,438                 (3,985)
Units outstanding, beginning                                            36,389                 40,374
                                                             -----------------     ------------------
Units outstanding, ending                                               91,827                 36,389
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          147,383
Cost of units redeemed                                                                        (50,099)
Account charges                                                                                     -
Net investment income (loss)                                                                     (684)
Net realized gain (loss)                                                                      (19,685)
Realized gain distributions                                                                    13,403
Net change in unrealized appreciation (depreciation)                                            1,331
                                                                                   ------------------
                                                                                   $           91,649
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00           92     $       92          1.25%          49.4%
12/31/08          0.67           36             24          1.25%         -52.6%
12/31/07          1.41           40             57          1.25%          -0.4%
12/31/06          1.42           32             46          1.25%          11.4%
12/31/05          1.27            9             12          1.25%           4.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          1.00%          49.8%
12/31/08          0.68            0              0          1.00%         -52.5%
12/31/07          1.42            0              0          1.00%          -0.2%
12/31/06          1.43            0              0          1.00%          11.8%
12/31/05          1.28            0              0          1.00%           4.2%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.75%          50.1%
12/31/08          0.69            0              0          0.75%         -52.4%
12/31/07          1.44            0              0          0.75%           0.1%
12/31/06          1.44            0              0          0.75%          12.1%
12/31/05          1.28            0              0          0.75%           4.4%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05            0     $        0          0.50%          50.5%
12/31/08          0.70            0              0          0.50%         -52.2%
12/31/07          1.45            0              0          0.50%           0.3%
12/31/06          1.45            0              0          0.50%          12.3%
12/31/05          1.29            0              0          0.50%           4.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            0     $        0          0.25%          50.9%
12/31/08          0.70            0              0          0.25%         -52.1%
12/31/07          1.47            0              0          0.25%           0.6%
12/31/06          1.46            0              0          0.25%          12.6%
12/31/05          1.30            0              0          0.25%           4.9%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          0.00%          51.3%
12/31/08          0.71            0              0          0.00%         -52.0%
12/31/07          1.49            0              0          0.00%           0.8%
12/31/06          1.47            0              0          0.00%          12.9%
12/31/05          1.31            0              0          0.00%           5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              0.0%
2007              0.9%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                    AIM Energy Fund Investor Class-00142F105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,297,354    $        1,334,465                   36,648
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,297,354
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,297,354               518,715     $               2.50
Band 100                                             -                     -                     2.54
Band 75                                              -                     -                     2.58
Band 50                                              -                     -                     2.62
Band 25                                              -                     -                     2.66
Band 0                                               -                     -                     2.79
                                    ------------------    ------------------
 Total                              $        1,297,354               518,715
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,002
Mortality & expense charges                                                                   (15,567)
                                                                                 --------------------
Net investment income (loss)                                                                  (14,565)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (271,365)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          732,001
                                                                                 --------------------
Net gain (loss)                                                                               460,636
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            446,071
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (14,565)    $                -
Net realized gain (loss)                                              (271,365)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   732,001               (752,400)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      446,071               (752,400)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               252,078                 94,620
Cost of units redeemed                                                (376,404)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                   (124,326)                94,620
                                                             -----------------     ------------------
Net increase (decrease)                                                321,745               (657,780)
Net assets, beginning                                                  975,609              1,633,389
                                                             -----------------     ------------------
Net assets, ending                                           $       1,297,354                975,609
                                                             =================     ==================
Units sold                                                             277,127                363,937
Units redeemed                                                        (313,378)              (323,193)
                                                             -----------------     ------------------
Net increase (decrease)                                                (36,251)                40,744
Units outstanding, beginning                                           554,966                514,222
                                                             -----------------     ------------------
Units outstanding, ending                                              518,715                554,966
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,600,257
Cost of units redeemed                                                                     (2,460,504)
Account charges                                                                                     -
Net investment income (loss)                                                                  (62,965)
Net realized gain (loss)                                                                     (196,139)
Realized gain distributions                                                                   453,816
Net change in unrealized appreciation (depreciation)                                          (37,111)
                                                                                   ------------------
                                                                                   $        1,297,354
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.50          519     $    1,297          1.25%          42.3%
12/31/08          1.76          555            976          1.25%         -44.7%
12/31/07          3.18          514          1,633          1.25%          43.3%
12/31/06          2.22          312            691          1.25%           8.1%
12/31/05          2.05          368            755          1.25%          51.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.54            0     $        0          1.00%          42.6%
12/31/08          1.78            0              0          1.00%         -44.5%
12/31/07          3.21            0              0          1.00%          43.7%
12/31/06          2.23            0              0          1.00%           8.6%
12/31/05          2.06            0              0          1.00%          52.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.58            0     $        0          0.75%          43.0%
12/31/08          1.80            0              0          0.75%         -44.4%
12/31/07          3.24            0              0          0.75%          44.1%
12/31/06          2.25            0              0          0.75%           8.8%
12/31/05          2.07            0              0          0.75%          53.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.62            0     $        0          0.50%          43.3%
12/31/08          1.83            0              0          0.50%         -44.2%
12/31/07          3.28            0              0          0.50%          44.4%
12/31/06          2.27            0              0          0.50%           9.1%
12/31/05          2.08            0              0          0.50%          53.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.66            0     $        0          0.25%          43.7%
12/31/08          1.85            0              0          0.25%         -44.1%
12/31/07          3.31            0              0          0.25%          44.8%
12/31/06          2.29            0              0          0.25%           9.4%
12/31/05          2.09            0              0          0.25%          54.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.79            0     $        0          0.00%          44.1%
12/31/08          1.94            0              0          0.00%         -44.0%
12/31/07          3.46            0              0          0.00%          45.1%
12/31/06          2.38            0              0          0.00%           9.7%
12/31/05          2.17            0              0          0.00%          54.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                        AIM Energy Fund A Class-00142F204

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,636,704    $        2,854,682                   74,210
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,636,704
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,505,408               833,898     $               3.00
Band 100                                        64,083                20,999                     3.05
Band 75                                              -                     -                     3.10
Band 50                                              -                     -                     3.15
Band 25                                              -                     -                     3.20
Band 0                                          67,213                20,569                     3.27
                                    ------------------    ------------------
 Total                              $        2,636,704               875,466
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,602
Mortality & expense charges                                                                   (23,620)
                                                                                 --------------------
Net investment income (loss)                                                                  (22,018)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (358,765)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,061,141
                                                                                 --------------------
Net gain (loss)                                                                               702,376
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            680,358
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (22,018)    $          (24,162)
Net realized gain (loss)                                              (358,765)               (97,400)
Realized gain distributions                                                  -                 23,869
Net change in unrealized appreciation (depreciation)                 1,061,141             (1,255,419)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      680,358             (1,353,112)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,416,502              2,302,248
Cost of units redeemed                                                (970,619)              (795,859)
                                                             -----------------     ------------------
Increase (decrease)                                                    445,883              1,506,389
                                                             -----------------     ------------------
Net increase (decrease)                                              1,126,241                153,277
Net assets, beginning                                                1,510,463              1,357,186
                                                             -----------------     ------------------
Net assets, ending                                           $       2,636,704              1,510,463
                                                             =================     ==================
Units sold                                                             555,176                604,835
Units redeemed                                                        (393,540)              (245,603)
                                                             -----------------     ------------------
Net increase (decrease)                                                161,636                359,232
Units outstanding, beginning                                           713,830                354,598
                                                             -----------------     ------------------
Units outstanding, ending                                              875,466                713,830
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,995,761
Cost of units redeemed                                                                     (1,963,064)
Account charges                                                                                     -
Net investment income (loss)                                                                  (57,226)
Net realized gain (loss)                                                                     (439,702)
Realized gain distributions                                                                   318,913
Net change in unrealized appreciation (depreciation)                                         (217,978)
                                                                                   ------------------
                                                                                   $        2,636,704
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.00          834     $    2,505          1.25%          42.3%
12/31/08          2.11          677          1,429          1.25%         -44.7%
12/31/07          3.81          335          1,279          1.25%          43.3%
12/31/06          2.66          118            313          1.25%           8.2%
12/31/05          2.46           23             57          1.25%          51.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.05           21     $       64          1.00%          42.7%
12/31/08          2.14           17             36          1.00%         -44.5%
12/31/07          3.86            0              0          1.00%          43.7%
12/31/06          2.68            0              0          1.00%           8.6%
12/31/05          2.47            0              0          1.00%          52.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.10            0     $        0          0.75%          43.0%
12/31/08          2.17            0              0          0.75%         -44.4%
12/31/07          3.90            0              0          0.75%          44.1%
12/31/06          2.70            0              0          0.75%           8.8%
12/31/05          2.49            0              0          0.75%          52.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.15            0     $        0          0.50%          43.4%
12/31/08          2.20            0              0          0.50%         -44.2%
12/31/07          3.94            0              0          0.50%          44.4%
12/31/06          2.73            0              0          0.50%           9.1%
12/31/05          2.50            0              0          0.50%          53.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.20            0     $        0          0.25%          43.8%
12/31/08          2.22            0              0          0.25%         -44.1%
12/31/07          3.98            0              0          0.25%          44.8%
12/31/06          2.75            0              0          0.25%           9.4%
12/31/05          2.51            0              0          0.25%          53.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.27           21     $       67          0.00%          44.1%
12/31/08          2.27           20             46          0.00%         -44.0%
12/31/07          4.05           19             78          0.00%          45.1%
12/31/06          2.79            0              0          0.00%           9.7%
12/31/05          2.54            0              0          0.00%          54.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                  AIM Financial Services Fund A Class-00142F709

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           89,690    $           64,117                   11,958
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           89,690
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           59,313                97,638     $               0.61
Band 100                                        29,987                48,595                     0.62
Band 75                                              -                     -                     0.63
Band 50                                              -                     -                     0.64
Band 25                                              -                     -                     0.65
Band 0                                             390                   590                     0.66
                                    ------------------    ------------------
 Total                              $           89,690               146,823
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,220
Mortality & expense charges                                                                      (886)
                                                                                 --------------------
Net investment income (loss)                                                                    1,334
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (38,618)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           73,580
                                                                                 --------------------
Net gain (loss)                                                                                34,962
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             36,296
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,334     $              242
Net realized gain (loss)                                               (38,618)               (17,586)
Realized gain distributions                                                  -                  6,204
Net change in unrealized appreciation (depreciation)                    73,580                (35,824)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       36,296                (46,964)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                62,973                 78,340
Cost of units redeemed                                                 (52,726)               (21,790)
                                                             -----------------     ------------------
Increase (decrease)                                                     10,247                 56,550
                                                             -----------------     ------------------
Net increase (decrease)                                                 46,543                  9,586
Net assets, beginning                                                   43,147                 33,561
                                                             -----------------     ------------------
Net assets, ending                                           $          89,690                 43,147
                                                             =================     ==================
Units sold                                                             147,370                 83,886
Units redeemed                                                         (89,271)               (22,426)
                                                             -----------------     ------------------
Net increase (decrease)                                                 58,099                 61,460
Units outstanding, beginning                                            88,724                 27,264
                                                             -----------------     ------------------
Units outstanding, ending                                              146,823                 88,724
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          230,733
Cost of units redeemed                                                                       (123,336)
Account charges                                                                                     -
Net investment income (loss)                                                                    1,864
Net realized gain (loss)                                                                      (57,058)
Realized gain distributions                                                                    11,914
Net change in unrealized appreciation (depreciation)                                           25,573
                                                                                   ------------------
                                                                                   $           89,690
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.61           98     $       59          1.25%          25.8%
12/31/08          0.48           45             22          1.25%         -60.8%
12/31/07          1.23           27             33          1.25%         -23.9%
12/31/06          1.62            8             13          1.25%          14.6%
12/31/05          1.41            2              3          1.25%           3.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.62           49     $       30          1.00%          26.1%
12/31/08          0.49           43             21          1.00%         -60.7%
12/31/07          1.24            0              0          1.00%         -23.7%
12/31/06          1.63            0              0          1.00%          15.2%
12/31/05          1.41            0              0          1.00%           4.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.63            0     $        0          0.75%          26.4%
12/31/08          0.50            0              0          0.75%         -60.6%
12/31/07          1.26            0              0          0.75%         -23.5%
12/31/06          1.64            0              0          0.75%          15.4%
12/31/05          1.42            0              0          0.75%           4.4%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.64            0     $        0          0.50%          26.8%
12/31/08          0.50            0              0          0.50%         -60.5%
12/31/07          1.27            0              0          0.50%         -23.3%
12/31/06          1.66            0              0          0.50%          15.7%
12/31/05          1.43            0              0          0.50%           4.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.65            0     $        0          0.25%          27.1%
12/31/08          0.51            0              0          0.25%         -60.4%
12/31/07          1.28            0              0          0.25%         -23.1%
12/31/06          1.67            0              0          0.25%          16.0%
12/31/05          1.44            0              0          0.25%           4.9%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.66            1     $        0          0.00%          27.4%
12/31/08          0.52            1              0          0.00%         -60.3%
12/31/07          1.30            0              0          0.00%         -22.9%
12/31/06          1.69            0              0          0.00%          16.3%
12/31/05          1.46            0              0          0.00%           5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.3%
2008              2.0%
2007              2.7%
2006              1.9%
2005              2.2%

                             AUL American Unit Trust
                                       AIM
              AIM Financial Services Fund Investor Class-00142F600

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          156,743    $          208,461                   20,733
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          156,743
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          156,743               307,734     $               0.51
Band 100                                             -                     -                     0.52
Band 75                                              -                     -                     0.53
Band 50                                              -                     -                     0.53
Band 25                                              -                     -                     0.54
Band 0                                               -                     -                     0.57
                                    ------------------    ------------------
 Total                              $          156,743               307,734
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,196
Mortality & expense charges                                                                    (1,419)
                                                                                 --------------------
Net investment income (loss)                                                                    2,777
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (77,683)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          108,183
                                                                                 --------------------
Net gain (loss)                                                                                30,500
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             33,277
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,777     $             (220)
Net realized gain (loss)                                               (77,683)              (110,939)
Realized gain distributions                                                  -                 15,003
Net change in unrealized appreciation (depreciation)                   108,183                (52,026)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       33,277               (148,182)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                39,499                126,165
Cost of units redeemed                                                 (20,793)              (103,227)
                                                             -----------------     ------------------
Increase (decrease)                                                     18,706                 22,938
                                                             -----------------     ------------------
Net increase (decrease)                                                 51,983               (125,244)
Net assets, beginning                                                  104,760                230,004
                                                             -----------------     ------------------
Net assets, ending                                           $         156,743                104,760
                                                             =================     ==================
Units sold                                                             106,840                169,845
Units redeemed                                                         (57,752)              (134,064)
                                                             -----------------     ------------------
Net increase (decrease)                                                 49,088                 35,781
Units outstanding, beginning                                           258,646                222,865
                                                             -----------------     ------------------
Units outstanding, ending                                              307,734                258,646
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          775,592
Cost of units redeemed                                                                       (491,533)
Account charges                                                                                     -
Net investment income (loss)                                                                    3,067
Net realized gain (loss)                                                                     (189,935)
Realized gain distributions                                                                   111,270
Net change in unrealized appreciation (depreciation)                                          (51,718)
                                                                                   ------------------
                                                                                   $          156,743
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.51          308     $      157          1.25%          25.8%
12/31/08          0.41          259            105          1.25%         -60.8%
12/31/07          1.03          223            230          1.25%         -23.9%
12/31/06          1.36          252            341          1.25%          14.9%
12/31/05          1.18          100            118          1.25%           3.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.52            0     $        0          1.00%          26.1%
12/31/08          0.41            0              0          1.00%         -60.7%
12/31/07          1.04            0              0          1.00%         -23.7%
12/31/06          1.37            0              0          1.00%          15.0%
12/31/05          1.19            0              0          1.00%           4.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.53            0     $        0          0.75%          26.4%
12/31/08          0.42            0              0          0.75%         -60.6%
12/31/07          1.05            0              0          0.75%         -23.5%
12/31/06          1.38            0              0          0.75%          15.4%
12/31/05          1.19            0              0          0.75%           4.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.53            0     $        0          0.50%          26.7%
12/31/08          0.42            0              0          0.50%         -60.5%
12/31/07          1.07            0              0          0.50%         -23.3%
12/31/06          1.39            0              0          0.50%          15.7%
12/31/05          1.20            0              0          0.50%           4.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.54            0     $        0          0.25%          27.0%
12/31/08          0.43            0              0          0.25%         -60.4%
12/31/07          1.08            0              0          0.25%         -23.1%
12/31/06          1.40            0              0          0.25%          16.0%
12/31/05          1.21            0              0          0.25%           5.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.57            0     $        0          0.00%          27.3%
12/31/08          0.45            0              0          0.00%         -60.3%
12/31/07          1.12            0              0          0.00%         -22.9%
12/31/06          1.46            0              0          0.00%          16.3%
12/31/05          1.25            0              0          0.00%           5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.2%
2008              1.1%
2007              1.7%
2006              1.8%
2005              0.8%

                             AUL American Unit Trust
                                       AIM
                       AIM Global Equity A Class-00141M572

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          118,816    $          133,451                   12,338
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          118,816
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          118,816                95,652     $               1.24
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.28
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.32
Band 0                                               -                     -                     1.34
                                    ------------------    ------------------
  Total                             $          118,816                95,652
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,224
Mortality & expense charges                                                                    (1,089)
                                                                                 --------------------
Net investment income (loss)                                                                    1,135
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (42,141)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           58,792
                                                                                 --------------------
Net gain (loss)                                                                                16,651
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             17,786
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,135     $           (1,303)
Net realized gain (loss)                                               (42,141)                (6,636)
Realized gain distributions                                                  -                  6,317
Net change in unrealized appreciation (depreciation)                    58,792                (71,200)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       17,786                (72,822)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                46,733                 70,985
Cost of units redeemed                                                 (40,425)               (61,524)
                                                             -----------------     ------------------
Increase (decrease)                                                      6,308                  9,461
                                                             -----------------     ------------------
Net increase (decrease)                                                 24,094                (63,361)
Net assets, beginning                                                   94,722                158,083
                                                             -----------------     ------------------
Net assets, ending                                           $         118,816                 94,722
                                                             =================     ==================
Units sold                                                              42,669                 45,672
Units redeemed                                                         (43,009)               (38,439)
                                                             -----------------     ------------------
Net increase (decrease)                                                   (340)                 7,233
Units outstanding, beginning                                            95,992                 88,759
                                                             -----------------     ------------------
Units outstanding, ending                                               95,652                 95,992
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,496,299
Cost of units redeemed                                                                     (4,833,020)
Account charges                                                                                     -
Net investment income (loss)                                                                  263,953
Net realized gain (loss)                                                                     (409,120)
Realized gain distributions                                                                   615,339
Net change in unrealized appreciation (depreciation)                                          (14,635)
                                                                                   ------------------
                                                                                   $          118,816
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24           96     $      119          1.25%          25.9%
12/31/08          0.99           96             95          1.25%         -44.6%
12/31/07          1.78           89            158          1.25%           3.9%
12/31/06          1.71        2,078          3,562          1.25%          17.4%
12/31/05          1.46          121            177          1.25%           8.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          26.2%
12/31/08          1.00            0              0          1.00%         -44.5%
12/31/07          1.80            0              0          1.00%           4.1%
12/31/06          1.73            0              0          1.00%          17.7%
12/31/05          1.47            0              0          1.00%           8.2%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.75%          26.5%
12/31/08          1.01            0              0          0.75%         -44.3%
12/31/07          1.82            0              0          0.75%           4.4%
12/31/06          1.74            0              0          0.75%          18.0%
12/31/05          1.48            0              0          0.75%           8.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          26.8%
12/31/08          1.03            0              0          0.50%         -44.2%
12/31/07          1.84            0              0          0.50%           4.7%
12/31/06          1.76            0              0          0.50%          18.3%
12/31/05          1.49            0              0          0.50%           8.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     $        0          0.25%          27.1%
12/31/08          1.04            0              0          0.25%         -44.0%
12/31/07          1.86            0              0          0.25%           4.9%
12/31/06          1.77            0              0          0.25%          18.6%
12/31/05          1.49            0              0          0.25%           9.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.00%          27.5%
12/31/08          1.05            0              0          0.00%         -43.9%
12/31/07          1.88            0              0          0.00%           5.2%
12/31/06          1.79            0              0          0.00%          18.9%
12/31/05          1.50            0              0          0.00%           9.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009               2.1%
2008               0.3%
2007              16.1%
2006               2.1%
2005               1.1%

                             AUL American Unit Trust
                                       AIM
                     AIM Health Care Fund A Class-00141T106
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          223,755    $          188,748                    8,764
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          223,755
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          209,420               151,848     $               1.38
Band 100                                        12,906                 9,212                     1.40
Band 75                                              -                     -                     1.42
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.47
Band 0                                           1,429                   952                     1.50
                                    ------------------    ------------------
 Total                              $          223,755               162,012
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                -
Mortality & expense charges                                                                    (1,623)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,623)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (10,499)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           51,785
                                                                                 --------------------
Net gain (loss)                                                                                41,286
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             39,663
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,623)    $             (802)
Net realized gain (loss)                                               (10,499)               (11,336)
Realized gain distributions                                                  -                  1,787
Net change in unrealized appreciation (depreciation)                    51,785                (15,357)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       39,663                (25,708)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               195,906                174,070
Cost of units redeemed                                                 (70,475)              (143,925)
                                                             -----------------     ------------------
Increase (decrease)                                                    125,431                 30,145
                                                             -----------------     ------------------
Net increase (decrease)                                                165,094                  4,437
Net assets, beginning                                                   58,661                 54,224
                                                             -----------------     ------------------
Net assets, ending                                           $         223,755                 58,661
                                                             =================     ==================
Units sold                                                             168,317                121,753
Units redeemed                                                         (59,435)              (103,609)
                                                             -----------------     ------------------
Net increase (decrease)                                                108,882                 18,144
Units outstanding, beginning                                            53,130                 34,986
                                                             -----------------     ------------------
Units outstanding, ending                                              162,012                 53,130
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          439,732
Cost of units redeemed                                                                       (233,627)
Account charges                                                                                     -
Net investment income (loss)                                                                   (2,947)
Net realized gain (loss)                                                                      (21,234)
Realized gain distributions                                                                     6,824
Net change in unrealized appreciation (depreciation)                                           35,007
                                                                                   ------------------
                                                                                   $          223,755
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38          152     $      209          1.25%          25.9%
12/31/08          1.10           42             46          1.25%         -29.3%
12/31/07          1.55           33             51          1.25%          10.1%
12/31/06          1.41            3              4          1.25%           3.4%
12/31/05          1.36            0              0          1.25%           7.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40            9     $       13          1.00%          26.2%
12/31/08          1.11            7              8          1.00%         -29.1%
12/31/07          1.57            2              3          1.00%          10.4%
12/31/06          1.42            2              3          1.00%           3.3%
12/31/05          1.37            0              0          1.00%           7.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42            0     $        0          0.75%          26.5%
12/31/08          1.12            0              0          0.75%         -28.9%
12/31/07          1.58            0              0          0.75%          10.7%
12/31/06          1.43            0              0          0.75%           3.6%
12/31/05          1.38            0              0          0.75%           8.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.45            0     $        0          0.50%          26.8%
12/31/08          1.14            0              0          0.50%         -28.7%
12/31/07          1.60            0              0          0.50%          11.0%
12/31/06          1.44            0              0          0.50%           3.8%
12/31/05          1.39            0              0          0.50%           8.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47            0     $        0          0.25%          27.1%
12/31/08          1.15            0              0          0.25%         -28.5%
12/31/07          1.62            0              0          0.25%          11.2%
12/31/06          1.45            0              0          0.25%           4.1%
12/31/05          1.40            0              0          0.25%           8.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.50            1     $        1          0.00%          27.5%
12/31/08          1.18            4              5          0.00%         -28.4%
12/31/07          1.64            0              0          0.00%          11.5%
12/31/06          1.47            0              0          0.00%           4.4%
12/31/05          1.41            0              0          0.00%           8.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                  AIM Health Care Fund Investor Class-00141T171

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          318,244    $          320,065                   12,460
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          318,244
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          318,244               272,939     $               1.17
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
 Total                              $          318,244               272,939
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,304)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,304)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (52,614)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          137,395
                                                                                 --------------------
Net gain (loss)                                                                                84,781
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             80,477
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (4,304)    $           (4,676)
Net realized gain (loss)                                               (52,614)                (5,512)
Realized gain distributions                                                  -                  9,418
Net change in unrealized appreciation (depreciation)                   137,395               (126,254)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       80,477               (127,024)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                57,665                 92,029
Cost of units redeemed                                                (148,218)               (45,260)
                                                             -----------------     ------------------
Increase (decrease)                                                    (90,553)                46,769
                                                             -----------------     ------------------
Net increase (decrease)                                                (10,076)               (80,255)
Net assets, beginning                                                  328,320                408,575
                                                             -----------------     ------------------
Net assets, ending                                           $         318,244                328,320
                                                             =================     ==================
Units sold                                                              87,380                 85,964
Units redeemed                                                        (168,847)               (43,591)
                                                             -----------------     ------------------
Net increase (decrease)                                                (81,467)                42,373
Units outstanding, beginning                                           354,406                312,033
                                                             -----------------     ------------------
Units outstanding, ending                                              272,939                354,406
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          941,496
Cost of units redeemed                                                                       (684,142)
Account charges                                                                                     -
Net investment income (loss)                                                                  (17,912)
Net realized gain (loss)                                                                       (8,604)
Realized gain distributions                                                                    89,227
Net change in unrealized appreciation (depreciation)                                           (1,821)
                                                                                   ------------------
                                                                                   $          318,244
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17          273     $      318          1.25%          25.9%
12/31/08          0.93          354            328          1.25%         -29.3%
12/31/07          1.31          312            409          1.25%          10.1%
12/31/06          1.19          336            400          1.25%           3.4%
12/31/05          1.15          289            332          1.25%           4.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          26.2%
12/31/08          0.94            0              0          1.00%         -29.1%
12/31/07          1.32            0              0          1.00%          10.4%
12/31/06          1.20            0              0          1.00%           3.3%
12/31/05          1.16            0              0          1.00%           7.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          26.5%
12/31/08          0.95            0              0          0.75%         -28.9%
12/31/07          1.34            0              0          0.75%          10.7%
12/31/06          1.21            0              0          0.75%           3.6%
12/31/05          1.17            0              0          0.75%           8.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.50%          26.8%
12/31/08          0.96            0              0          0.50%         -28.7%
12/31/07          1.35            0              0          0.50%          11.0%
12/31/06          1.22            0              0          0.50%           3.8%
12/31/05          1.17            0              0          0.50%           8.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.25%          27.1%
12/31/08          0.98            0              0          0.25%         -28.5%
12/31/07          1.37            0              0          0.25%          11.2%
12/31/06          1.23            0              0          0.25%           4.1%
12/31/05          1.18            0              0          0.25%         -36.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          27.4%
12/31/08          1.02            0              0          0.00%         -28.4%
12/31/07          1.42            0              0          0.00%          11.5%
12/31/06          1.28            0              0          0.00%           4.4%
12/31/05          1.22            0              0          0.00%           9.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         2.3%
2006         0.0%
2005         0.0%

                             AUL American Unit Trust
                                       AIM
                       AIM Leisure Fund A Class-00142F758

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           37,713    $           54,577                    1,314
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           37,713
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           37,713                30,943     $               1.22
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.28
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.34
                                    ------------------    ------------------
 Total                              $           37,713                30,943
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                575
Mortality & expense charges                                                                      (435)
                                                                                 --------------------
Net investment income (loss)                                                                      140
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,016)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,915
                                                                                 --------------------
Net gain (loss)                                                                                 8,899
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,039
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             140     $             (776)
Net realized gain (loss)                                               (11,016)               (11,914)
Realized gain distributions                                                  -                  3,656
Net change in unrealized appreciation (depreciation)                    19,915                (23,205)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        9,039                (32,239)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,831                  2,541
Cost of units redeemed                                                  (9,422)               (29,887)
                                                             -----------------     ------------------
Increase (decrease)                                                     (6,591)               (27,346)
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,448                (59,585)
Net assets, beginning                                                   35,265                 94,850
                                                             -----------------     ------------------
Net assets, ending                                           $          37,713                 35,265
                                                             =================     ==================
Units sold                                                               2,753                  1,814
Units redeemed                                                          (9,413)               (21,404)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (6,660)               (19,590)
Units outstanding, beginning                                            37,603                 57,193
                                                             -----------------     ------------------
Units outstanding, ending                                               30,943                 37,603
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          165,254
Cost of units redeemed                                                                       (100,382)
Account charges                                                                                     -
Net investment income (loss)                                                                     (485)
Net realized gain (loss)                                                                      (20,908)
Realized gain distributions                                                                    11,098
Net change in unrealized appreciation (depreciation)                                          (16,864)
                                                                                   ------------------
                                                                                   $           37,713
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22           31     $       38          1.25%          30.0%
12/31/08          0.94           38             35          1.25%         -43.5%
12/31/07          1.66           57             95          1.25%          -2.1%
12/31/06          1.69            9             16          1.25%          22.8%
12/31/05          1.38            0              0          1.25%          -2.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          1.00%          30.3%
12/31/08          0.95            0              0          1.00%         -43.3%
12/31/07          1.68            0              0          1.00%          -1.9%
12/31/06          1.71            0              0          1.00%          23.0%
12/31/05          1.39            0              0          1.00%          -2.4%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          30.6%
12/31/08          0.96            0              0          0.75%         -43.2%
12/31/07          1.69            0              0          0.75%          -1.6%
12/31/06          1.72            0              0          0.75%          23.3%
12/31/05          1.40            0              0          0.75%          -2.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.50%          30.9%
12/31/08          0.98            0              0          0.50%         -43.0%
12/31/07          1.71            0              0          0.50%          -0.9%
12/31/06          1.74            0              0          0.50%          23.6%
12/31/05          1.40            0              0          0.50%          -1.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          31.3%
12/31/08          0.99            0              0          0.25%         -42.9%
12/31/07          1.73            0              0          0.25%          -1.1%
12/31/06          1.75            0              0          0.25%          23.9%
12/31/05          1.41            0              0          0.25%          -1.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.00%          31.6%
12/31/08          1.02            0              0          0.00%         -42.7%
12/31/07          1.77            0              0          0.00%          -0.9%
12/31/06          1.79            0              0          0.00%          24.2%
12/31/05          1.44            0              0          0.00%          -1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.6%
2008         0.0%
2007         1.3%
2006         2.5%
2005         0.0%

                             AUL American Unit Trust
                                       AIM
                 AIM Mid-Cap Core Equity Fund A Class-00141M812

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,393,249    $        3,040,778                  161,968
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,393,249
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,393,249             2,450,560     $               1.38
Band 100                                             -                     -                     1.41
Band 75                                              -                     -                     1.43
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.52
                                    ------------------    ------------------
 Total                              $        3,393,249             2,450,560
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,984
Mortality & expense charges                                                                   (31,241)
                                                                                 --------------------
Net investment income (loss)                                                                  (28,257)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (202,105)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          987,276
                                                                                 --------------------
Net gain (loss)                                                                               785,171
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            756,914
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (28,257)    $           (4,689)
Net realized gain (loss)                                              (202,105)               (57,448)
Realized gain distributions                                                  -                 53,409
Net change in unrealized appreciation (depreciation)                   987,276               (425,157)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      756,914               (433,885)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,971,212                424,022
Cost of units redeemed                                                (457,532)              (145,592)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,513,680                278,430
                                                             -----------------     ------------------
Net increase (decrease)                                              2,270,594               (155,455)
Net assets, beginning                                                1,122,655              1,278,110
                                                             -----------------     ------------------
Net assets, ending                                           $       3,393,249              1,122,655
                                                             =================     ==================
Units sold                                                           1,808,861                335,673
Units redeemed                                                        (400,514)              (143,525)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,408,347                192,148
Units outstanding, beginning                                         1,042,213                850,065
                                                             -----------------     ------------------
Units outstanding, ending                                            2,450,560              1,042,213
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,453,624
Cost of units redeemed                                                                     (1,754,000)
Account charges                                                                                     -
Net investment income (loss)                                                                  (53,139)
Net realized gain (loss)                                                                     (187,537)
Realized gain distributions                                                                   581,830
Net change in unrealized appreciation (depreciation)                                          352,471
                                                                                   ------------------
                                                                                   $        3,393,249
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38        2,451     $    3,393          1.25%          28.5%
12/31/08          1.08        1,042          1,123          1.25%         -28.4%
12/31/07          1.50          850          1,278          1.25%           8.5%
12/31/06          1.39          897          1,242          1.25%           9.9%
12/31/05          1.26          751            946          1.25%           5.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.41            0     $        0          1.00%          28.9%
12/31/08          1.09            0              0          1.00%         -28.2%
12/31/07          1.52            0              0          1.00%           8.8%
12/31/06          1.40            0              0          1.00%          10.0%
12/31/05          1.27            0              0          1.00%           6.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.43            0     $        0          0.75%          29.2%
12/31/08          1.11            0              0          0.75%         -28.0%
12/31/07          1.54            0              0          0.75%           9.1%
12/31/06          1.41            0              0          0.75%          10.3%
12/31/05          1.28            0              0          0.75%           6.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.45            0     $        0          0.50%          29.5%
12/31/08          1.12            0              0          0.50%         -27.8%
12/31/07          1.55            0              0          0.50%           9.4%
12/31/06          1.42            0              0          0.50%          10.6%
12/31/05          1.28            0              0          0.50%           6.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47            0     $        0          0.25%          29.8%
12/31/08          1.14            0              0          0.25%         -27.6%
12/31/07          1.57            0              0          0.25%           9.6%
12/31/06          1.43            0              0          0.25%          10.8%
12/31/05          1.29            0              0          0.25%           7.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.52            0     $        0          0.00%          30.2%
12/31/08          1.17            0              0          0.00%         -27.5%
12/31/07          1.61            0              0          0.00%           9.9%
12/31/06          1.47            0              0          0.00%          11.1%
12/31/05          1.32            0              0          0.00%           7.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              1.0%
2007              1.6%
2006              0.8%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                 AIM Mid-Cap Core Equity Fund R Class-00141M598

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,206,462    $        2,797,497                  154,826
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,206,462
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,038,383             2,202,312     $               1.38
Band 100                                        28,985                20,683                     1.40
Band 75                                              -                     -                     1.42
Band 50                                            724                   501                     1.45
Band 25                                              -                     -                     1.47
Band 0                                         138,370                92,707                     1.49
                                    ------------------    ------------------
 Total                              $        3,206,462             2,316,203
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,772
Mortality & expense charges                                                                   (24,571)
                                                                                 --------------------
Net investment income (loss)                                                                  (21,799)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (186,014)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          589,510
                                                                                 --------------------
Net gain (loss)                                                                               403,496
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            381,697
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (21,799)    $           (4,932)
Net realized gain (loss)                                              (186,014)               (68,488)
Realized gain distributions                                                  -                 39,576
Net change in unrealized appreciation (depreciation)                   589,510                (41,859)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      381,697                (75,703)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,478,735                428,112
Cost of units redeemed                                                (724,305)              (132,936)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,754,430                295,176
                                                             -----------------     ------------------
Net increase (decrease)                                              2,136,127                219,473
Net assets, beginning                                                1,070,335                850,862
                                                             -----------------     ------------------
Net assets, ending                                           $       3,206,462              1,070,335
                                                             =================     ==================
Units sold                                                           2,015,970                547,367
Units redeemed                                                        (691,632)              (119,880)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,324,338                427,487
Units outstanding, beginning                                           991,865                564,378
                                                             -----------------     ------------------
Units outstanding, ending                                            2,316,203                991,865
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,091,428
Cost of units redeemed                                                                     (1,359,455)
Account charges                                                                                     -
Net investment income (loss)                                                                  (35,054)
Net realized gain (loss)                                                                     (257,401)
Realized gain distributions                                                                   357,979
Net change in unrealized appreciation (depreciation)                                          408,965
                                                                                   ------------------
                                                                                   $        3,206,462
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38        2,202     $    3,038          1.25%          28.3%
12/31/08          1.08          934          1,004          1.25%         -28.5%
12/31/07          1.50          542            816          1.25%           8.2%
12/31/06          1.39          586            814          1.25%           9.5%
12/31/05          1.27          391            497          1.25%           5.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40           21     $       29          1.00%          28.6%
12/31/08          1.09           13             14          1.00%         -28.3%
12/31/07          1.52            4              6          1.00%           8.5%
12/31/06          1.40            0              0          1.00%           9.7%
12/31/05          1.28            0              0          1.00%           6.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42            0     $        0          0.75%          28.9%
12/31/08          1.10            0              0          0.75%         -28.2%
12/31/07          1.54            0              0          0.75%           8.8%
12/31/06          1.41            0              0          0.75%          10.0%
12/31/05          1.28            0              0          0.75%           6.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.45            1     $        1          0.50%          29.2%
12/31/08          1.12            0              0          0.50%         -28.0%
12/31/07          1.55            0              0          0.50%           9.0%
12/31/06          1.42            0              0          0.50%          10.3%
12/31/05          1.29            0              0          0.50%           6.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47            0     $        0          0.25%          29.6%
12/31/08          1.13            0              0          0.25%         -27.8%
12/31/07          1.57            0              0          0.25%           9.3%
12/31/06          1.44            0              0          0.25%          10.6%
12/31/05          1.30            0              0          0.25%           6.8%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.49           93     $      138          0.00%          29.9%
12/31/08          1.15           45             52          0.00%         -27.6%
12/31/07          1.59           18             28          0.00%           9.6%
12/31/06          1.45            7             11          0.00%          10.8%
12/31/05          1.31            0              0          0.00%           7.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              0.6%
2007              1.3%
2006              0.5%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                   AIM Small-Cap Growth Fund A Class-00141M770

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          219,568    $          239,916                    9,698
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          219,568
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          219,568               180,494     $               1.22
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.29
Band 0                                               -                     -                     1.34
                                    ------------------    ------------------
 Total                              $          219,568               180,494
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,277)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,277)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (15,530)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           71,747
                                                                                 --------------------
Net gain (loss)                                                                                56,217
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             53,940
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,277)    $           (2,199)
Net realized gain (loss)                                               (15,530)                (1,877)
Realized gain distributions                                                -                    7,074
Net change in unrealized appreciation (depreciation)                    71,747                (87,287)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       53,940                (84,289)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                41,859                    575
Cost of units redeemed                                                 (34,891)               (13,421)
                                                             -----------------     ------------------
Increase (decrease)                                                      6,968                (12,846)
                                                             -----------------     ------------------
Net increase (decrease)                                                 60,908                (97,135)
Net assets, beginning                                                  158,660                255,795
                                                             -----------------     ------------------
Net assets, ending                                           $         219,568                158,660
                                                             =================     ==================
Units sold                                                              41,261                 61,721
Units redeemed                                                         (34,037)               (57,372)
                                                             -----------------     ------------------
Net increase (decrease)                                                  7,224                  4,349
Units outstanding, beginning                                           173,270                168,921
                                                             -----------------     ------------------
Units outstanding, ending                                              180,494                173,270
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          345,128
Cost of units redeemed                                                                       (148,909)
Account charges                                                                                     -
Net investment income (loss)                                                                  (10,596)
Net realized gain (loss)                                                                       (3,021)
Realized gain distributions                                                                    57,314
Net change in unrealized appreciation (depreciation)                                          (20,348)
                                                                                   ------------------
                                                                                   $          219,568
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22          180     $      220          1.25%          32.9%
12/31/08          0.92          173            159          1.25%         -39.5%
12/31/07          1.51          169            256          1.25%          10.0%
12/31/06          1.38          150            206          1.25%          12.9%
12/31/05          1.22           72             88          1.25%           7.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          1.00%          33.2%
12/31/08          0.93            0              0          1.00%         -39.4%
12/31/07          1.53            0              0          1.00%          10.3%
12/31/06          1.39            0              0          1.00%          13.2%
12/31/05          1.23            0              0          1.00%           6.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          33.5%
12/31/08          0.94            0              0          0.75%         -39.2%
12/31/07          1.55            0              0          0.75%          10.5%
12/31/06          1.40            0              0          0.75%          13.4%
12/31/05          1.23            0              0          0.75%           7.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          33.8%
12/31/08          0.95            0              0          0.50%         -39.1%
12/31/07          1.56            0              0          0.50%          10.8%
12/31/06          1.41            0              0          0.50%          13.7%
12/31/05          1.24            0              0          0.50%           7.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.25%          34.2%
12/31/08          0.97            0              0          0.25%         -38.9%
12/31/07          1.58            0              0          0.25%          11.1%
12/31/06          1.42            0              0          0.25%          14.0%
12/31/05          1.25            0              0          0.25%           7.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.00%          34.5%
12/31/08          0.99            0              0          0.00%         -38.8%
12/31/07          1.62            0              0          0.00%          11.4%
12/31/06          1.46            0              0          0.00%          14.3%
12/31/05          1.28            0              0          0.00%           7.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                   AIM Small-Cap Growth Fund R Class-00141M580

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          323,066    $          324,411                   14,625
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          323,066
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          323,066               271,805     $               1.19
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.25
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.29
                                    ------------------    ------------------
 Total                              $          323,066               271,805
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (3,408)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,408)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (82,909)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          162,820
                                                                                 --------------------
Net gain (loss)                                                                                79,911
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             76,503
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,408)    $           (3,250)
Net realized gain (loss)                                               (82,909)                (9,916)
Realized gain distributions                                                  -                 12,490
Net change in unrealized appreciation (depreciation)                   162,820               (146,353)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       76,503               (147,029)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               113,499                269,890
Cost of units redeemed                                                (118,614)              (125,644)
                                                             -----------------     ------------------
Increase (decrease)                                                     (5,115)               144,246
                                                             -----------------     ------------------
Net increase (decrease)                                                 71,388                 (2,783)
Net assets, beginning                                                  251,678                254,461
                                                             -----------------     ------------------
Net assets, ending                                           $         323,066                251,678
                                                             =================     ==================
Units sold                                                             115,206                206,628
Units redeemed                                                        (123,868)               (97,223)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (8,662)               109,405
Units outstanding, beginning                                           280,467                171,062
                                                             -----------------     ------------------
Units outstanding, ending                                              271,805                280,467
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          673,836
Cost of units redeemed                                                                       (300,710)
Account charges                                                                                     -
Net investment income (loss)                                                                  (10,052)
Net realized gain (loss)                                                                      (87,406)
Realized gain distributions                                                                    48,743
Net change in unrealized appreciation (depreciation)                                           (1,345)
                                                                                   ------------------
                                                                                   $          323,066
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19          272     $      323          1.25%          32.5%
12/31/08          0.90          280            252          1.25%         -39.7%
12/31/07          1.49          171            254          1.25%           9.7%
12/31/06          1.36           62             84          1.25%          13.0%
12/31/05          1.20           28             34          1.25%           6.2%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          1.00%          32.8%
12/31/08          0.91            0              0          1.00%         -39.5%
12/31/07          1.50            0              0          1.00%          10.0%
12/31/06          1.37            0              0          1.00%          12.9%
12/31/05          1.21            0              0          1.00%           6.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          33.1%
12/31/08          0.92            0              0          0.75%         -39.4%
12/31/07          1.52            0              0          0.75%          10.2%
12/31/06          1.38            0              0          0.75%          13.2%
12/31/05          1.22            0              0          0.75%           6.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.50%          33.5%
12/31/08          0.93            0              0          0.50%         -39.2%
12/31/07          1.54            0              0          0.50%          10.5%
12/31/06          1.39            0              0          0.50%          13.5%
12/31/05          1.22            0              0          0.50%           7.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          33.8%
12/31/08          0.95            0              0          0.25%         -39.1%
12/31/07          1.55            0              0          0.25%          10.8%
12/31/06          1.40            0              0          0.25%          13.8%
12/31/05          1.23            0              0          0.25%           7.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.00%          34.1%
12/31/08          0.96            0              0          0.00%         -38.9%
12/31/07          1.57            0              0          0.00%          11.1%
12/31/06          1.41            0              0          0.00%          14.0%
12/31/05          1.24            0              0          0.00%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                     AIM Technology Investor Class-00142F659

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          184,203    $          171,496                    6,868
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          184,203
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          184,203               272,815     $               0.68
Band 100                                             -                     -                     0.69
Band 75                                              -                     -                     0.70
Band 50                                              -                     -                     0.71
Band 25                                              -                     -                     0.72
Band 0                                               -                     -                     0.75
                                    ------------------    ------------------
 Total                              $          184,203               272,815
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,127)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,127)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (16,751)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           93,199
                                                                                 --------------------
Net gain (loss)                                                                                76,448
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             74,321
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,127)    $           (2,097)
Net realized gain (loss)                                               (16,751)                  (578)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    93,199                (94,137)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       74,321                (96,812)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                    19                 40,711
Cost of units redeemed                                                 (17,480)                (8,600)
                                                             -----------------     ------------------
Increase (decrease)                                                    (17,461)                32,111
                                                             -----------------     ------------------
Net increase (decrease)                                                 56,860                (64,701)
Net assets, beginning                                                  127,343                192,044
                                                             -----------------     ------------------
Net assets, ending                                           $         184,203                127,343
                                                             =================     ==================
Units sold                                                             105,970                 68,521
Units redeemed                                                        (127,701)               (17,182)
                                                             -----------------     ------------------
Net increase (decrease)                                                (21,731)                51,339
Units outstanding, beginning                                           294,546                243,207
                                                             -----------------     ------------------
Units outstanding, ending                                              272,815                294,546
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          790,140
Cost of units redeemed                                                                       (643,901)
Account charges                                                                                     -
Net investment income (loss)                                                                  (15,935)
Net realized gain (loss)                                                                       41,192
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,707
                                                                                   ------------------
                                                                                   $          184,203
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.68          273     $      184          1.25%          56.2%
12/31/08          0.43          295            127          1.25%         -45.2%
12/31/07          0.79          243            192          1.25%           6.1%
12/31/06          0.74          359            268          1.25%           7.9%
12/31/05          0.69          288            199          1.25%           1.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.69            0     $        0          1.00%          56.6%
12/31/08          0.44            0              0          1.00%         -45.1%
12/31/07          0.80            0              0          1.00%           6.4%
12/31/06          0.75            0              0          1.00%           8.5%
12/31/05          0.69            0              0          1.00%           1.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.75%          57.0%
12/31/08          0.44            0              0          0.75%         -45.0%
12/31/07          0.81            0              0          0.75%           6.6%
12/31/06          0.76            0              0          0.75%           9.2%
12/31/05          0.69            0              0          0.75%           1.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.50%          57.3%
12/31/08          0.45            0              0          0.50%         -44.8%
12/31/07          0.82            0              0          0.50%           6.8%
12/31/06          0.76            0              0          0.50%           9.5%
12/31/05          0.70            0              0          0.50%           1.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          0.25%          57.7%
12/31/08          0.46            0              0          0.25%         -44.7%
12/31/07          0.82            0              0          0.25%           7.1%
12/31/06          0.77            0              0          0.25%           9.7%
12/31/05          0.70            0              0          0.25%           1.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.00%          58.1%
12/31/08          0.48            0              0          0.00%         -44.6%
12/31/07          0.86            0              0          0.00%           7.4%
12/31/06          0.80            0              0          0.00%          10.0%
12/31/05          0.73            0              0          0.00%           1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                        AIM Technology A Class-00142F642

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          149,700    $          120,928                    5,534
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          149,700
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          149,700               105,920     $               1.41
Band 100                                             -                     -                     1.44
Band 75                                              -                     -                     1.46
Band 50                                              -                     -                     1.48
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.54
                                    ------------------    ------------------
 Total                              $          149,700               105,920
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,048)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,048)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,696)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,541
                                                                                 --------------------
Net gain (loss)                                                                                38,845
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             37,797
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,048)    $             (517)
Net realized gain (loss)                                                (3,696)               (11,589)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    42,541                (14,423)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       37,797                (26,529)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                98,257                 49,188
Cost of units redeemed                                                 (25,380)               (40,352)
                                                             -----------------     ------------------
Increase (decrease)                                                     72,877                  8,836
                                                             -----------------     ------------------
Net increase (decrease)                                                110,674                (17,693)
Net assets, beginning                                                   39,026                 56,719
                                                             -----------------     ------------------
Net assets, ending                                           $         149,700                 39,026
                                                             =================     ==================
Units sold                                                              83,882                 41,104
Units redeemed                                                         (21,075)               (32,287)
                                                             -----------------     ------------------
Net increase (decrease)                                                 62,807                  8,817
Units outstanding, beginning                                            43,113                 34,296
                                                             -----------------     ------------------
Units outstanding, ending                                              105,920                 43,113
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          326,143
Cost of units redeemed                                                                       (191,839)
Account charges                                                                                     -
Net investment income (loss)                                                                   (2,694)
Net realized gain (loss)                                                                      (10,682)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           28,772
                                                                                   ------------------
                                                                                   $          149,700
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.41          106     $      150          1.25%          56.1%
12/31/08          0.91           43             39          1.25%         -45.3%
12/31/07          1.65           34             57          1.25%           6.0%
12/31/06          1.56           23             36          1.25%           8.4%
12/31/05          1.44            8             11          1.25%           0.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.44            0     $        0          1.00%          56.5%
12/31/08          0.92            0              0          1.00%         -45.1%
12/31/07          1.67            0              0          1.00%           6.3%
12/31/06          1.57            0              0          1.00%           8.9%
12/31/05          1.44            0              0          1.00%           0.7%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.46            0     $        0          0.75%          56.9%
12/31/08          0.93            0              0          0.75%         -45.0%
12/31/07          1.69            0              0          0.75%           6.5%
12/31/06          1.59            0              0          0.75%           9.2%
12/31/05          1.45            0              0          0.75%           1.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.48            0     $        0          0.50%          57.3%
12/31/08          0.94            0              0          0.50%         -44.9%
12/31/07          1.71            0              0          0.50%           6.8%
12/31/06          1.60            0              0          0.50%           9.4%
12/31/05          1.46            0              0          0.50%           1.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.50            0     $        0          0.25%          57.7%
12/31/08          0.95            0              0          0.25%         -44.7%
12/31/07          1.73            0              0          0.25%           7.1%
12/31/06          1.61            0              0          0.25%           9.7%
12/31/05          1.47            0              0          0.25%           1.5%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.54            0     $        0          0.00%          58.1%
12/31/08          0.97            0              0          0.00%         -44.6%
12/31/07          1.75            0              0          0.00%           7.3%
12/31/06          1.63            0              0          0.00%          10.0%
12/31/05          1.49            0              0          0.00%           1.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                      AIM Dynamics Investor Class-00142C243

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          541,130    $          588,887                   30,012
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          541,130
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          541,130               242,850     $               2.23
Band 100                                             -                     -                     2.26
Band 75                                              -                     -                     2.30
Band 50                                              -                     -                     2.34
Band 25                                              -                     -                     2.37
Band 0                                               -                     -                     2.68
                                    ------------------    ------------------
 Total                              $          541,130               242,850
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (5,367)
                                                                                 --------------------
Net investment income (loss)                                                                   (5,367)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (29,576)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          190,238
                                                                                 --------------------
Net gain (loss)                                                                               160,662
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            155,295
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (5,367)    $           (6,461)
Net realized gain (loss)                                               (29,576)                20,971
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   190,238               (338,790)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      155,295               (324,280)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                52,731                429,574
Cost of units redeemed                                                 (42,909)              (309,368)
                                                             -----------------     ------------------
Increase (decrease)                                                      9,822                120,206
                                                             -----------------     ------------------
Net increase (decrease)                                                165,117               (204,074)
Net assets, beginning                                                  376,013                580,087
                                                             -----------------     ------------------
Net assets, ending                                           $         541,130                376,013
                                                             =================     ==================
Units sold                                                              47,585                198,514
Units redeemed                                                         (42,830)              (152,438)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,755                 46,076
Units outstanding, beginning                                           238,095                192,019
                                                             -----------------     ------------------
Units outstanding, ending                                              242,850                238,095
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,265,857
Cost of units redeemed                                                                       (715,260)
Account charges                                                                                     -
Net investment income (loss)                                                                  (30,283)
Net realized gain (loss)                                                                       68,573
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (47,757)
                                                                                   ------------------
                                                                                   $          541,130
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.23          243     $      541          1.25%          41.1%
12/31/08          1.58          238            376          1.25%         -47.7%
12/31/07          3.02          192            580          1.25%          10.9%
12/31/06          2.72          180            489          1.25%          14.9%
12/31/05          2.37          104            247          1.25%           9.2%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.26            0     $        0          1.00%          41.4%
12/31/08          1.60            0              0          1.00%         -47.6%
12/31/07          3.05            0              0          1.00%          11.2%
12/31/06          2.75            0              0          1.00%          15.4%
12/31/05          2.38            0              0          1.00%           9.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.30            0     $        0          0.75%          41.8%
12/31/08          1.62            0              0          0.75%         -47.5%
12/31/07          3.09            0              0          0.75%          11.5%
12/31/06          2.77            0              0          0.75%          15.7%
12/31/05          2.39            0              0          0.75%           9.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.34            0     $        0          0.50%          42.2%
12/31/08          1.64            0              0          0.50%         -47.3%
12/31/07          3.12            0              0          0.50%          11.8%
12/31/06          2.79            0              0          0.50%          15.9%
12/31/05          2.41            0              0          0.50%           9.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.37            0     $        0          0.25%          42.5%
12/31/08          1.66            0              0          0.25%         -47.2%
12/31/07          3.15            0              0          0.25%          12.1%
12/31/06          2.81            0              0          0.25%          16.2%
12/31/05          2.42            0              0          0.25%          10.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.68            0     $        0          0.00%          42.9%
12/31/08          1.88            0              0          0.00%         -47.1%
12/31/07          3.54            0              0          0.00%          12.3%
12/31/06          3.15            0              0          0.00%          16.5%
12/31/05          2.71            0              0          0.00%          10.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       AIM
                AIM Capital Development Growth R Class-001413459

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,535    $            2,760                      187
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,535
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,535                 3,072     $               0.83
Band 100                                             -                     -                     0.83
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.85
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $            2,535                 3,072
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (19)
                                                                                 --------------------
Net investment income (loss)                                                                      (19)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (5)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              718
                                                                                 --------------------
Net gain (loss)                                                                                   713
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                694
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (19)    $              (12)
Net realized gain (loss)                                                    (5)                   (15)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       718                   (943)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          694                   (970)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   222                  2,583
Cost of units redeemed                                                       6                      -
                                                             -----------------     ------------------
Increase (decrease)                                                        228                  2,583
                                                             -----------------     ------------------
Net increase (decrease)                                                    922                  1,613
Net assets, beginning                                                    1,613                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           2,535                  1,613
                                                             =================     ==================
Units sold                                                                 357                  2,715
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    357                  2,715
Units outstanding, beginning                                             2,715                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                3,072                  2,715
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            2,805
Cost of units redeemed                                                                              6
Account charges                                                                                     -
Net investment income (loss)                                                                      (31)
Net realized gain (loss)                                                                          (20)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                             (225)
                                                                                   ------------------
                                                                                   $            2,535
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            3     $        3          1.25%          38.9%
12/31/08          0.59            3              2          1.25%         -47.9%
12/31/07          1.13            0              0          1.25%           9.0%
12/31/06          1.04            0              0          1.25%           3.9%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          1.00%          40.0%
12/31/08          0.59            0              0          1.00%         -47.7%
12/31/07          1.14            0              0          1.00%           9.3%
12/31/06          1.04            0              0          1.00%           4.0%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.75%          40.3%
12/31/08          0.60            0              0          0.75%         -47.6%
12/31/07          1.14            0              0          0.75%           9.6%
12/31/06          1.04            0              0          0.75%           4.0%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            ------------------------------------------------ --------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          40.7%
12/31/08          0.60            0              0          0.50%         -47.5%
12/31/07          1.14            0              0          0.50%           9.9%
12/31/06          1.04            0              0          0.50%           4.1%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.25%          41.1%
12/31/08          0.60            0              0          0.25%         -47.3%
12/31/07          1.15            0              0          0.25%          10.2%
12/31/06          1.04            0              0          0.25%           4.1%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          41.4%
12/31/08          0.61            0              0          0.00%         -47.2%
12/31/07          1.15            0              0          0.00%          10.4%
12/31/06          1.04            0              0          0.00%           4.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                       AIM
          AIM Capital Development Growth Institutional Class-001413483

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           24,535    $           27,483                    1,689
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           24,535
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           24,535                29,038     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $           24,535                29,038
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (218)
                                                                                 --------------------
Net investment income (loss)                                                                     (218)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (771)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,334
                                                                                 --------------------
Net gain (loss)                                                                                 6,563
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,345
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (218)    $             (198)
Net realized gain (loss)                                                  (771)                  (788)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     7,334                 (8,896)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,345                 (9,882)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,111                  6,940
Cost of units redeemed                                                  (1,169)                (1,673)
                                                             -----------------     ------------------
Increase (decrease)                                                      5,942                  5,267
                                                             -----------------     ------------------
Net increase (decrease)                                                 12,287                 (4,615)
Net assets, beginning                                                   12,248                 16,863
                                                             -----------------     ------------------
Net assets, ending                                           $          24,535                 12,248
                                                             =================     ==================
Units sold                                                              10,068                  7,658
Units redeemed                                                          (1,449)                (1,997)
                                                             -----------------     ------------------
Net increase (decrease)                                                  8,619                  5,661
Units outstanding, beginning                                            20,419                 14,758
                                                             -----------------     ------------------
Units outstanding, ending                                               29,038                 20,419
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           31,265
Cost of units redeemed                                                                         (2,931)
Account charges                                                                                     -
Net investment income (loss)                                                                     (449)
Net realized gain (loss)                                                                       (1,559)
Realized gain distributions                                                                     1,157
Net change in unrealized appreciation (depreciation)                                           (2,948)
                                                                                   ------------------
                                                                                   $           24,535
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84           29     $       25          1.25%          40.9%
12/31/08          0.60           20             12          1.25%         -47.5%
12/31/07          1.14           15             17          1.25%           9.8%
12/31/06          1.04            0              0          1.25%           4.1%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          41.2%
12/31/08          0.60            0              0          1.00%         -47.4%
12/31/07          1.15            0              0          1.00%          10.1%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.75%          41.6%
12/31/08          0.61            0              0          0.75%         -47.2%
12/31/07          1.15            0              0          0.75%          10.3%
12/31/06          1.04            0              0          0.75%           4.2%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.50%          41.9%
12/31/08          0.61            0              0          0.50%         -47.1%
12/31/07          1.15            0              0          0.50%          10.6%
12/31/06          1.04            0              0          0.50%           4.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          42.3%
12/31/08          0.61            0              0          0.25%         -47.0%
12/31/07          1.16            0              0          0.25%          10.9%
12/31/06          1.04            0              0          0.25%           4.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          42.6%
12/31/08          0.62            0              0          0.00%         -46.8%
12/31/07          1.16            0              0          0.00%          11.2%
12/31/06          1.04            0              0          0.00%           4.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                       AIM
                 AIM International Growth Fund R Class-008882755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           81,857    $           74,481                    3,335
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           81,857
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           81,857                86,564     $               0.95
Band 100                                             -                     -                     0.95
Band 75                                              -                     -                     0.96
Band 50                                              -                     -                     0.97
Band 25                                              -                     -                     0.98
Band 0                                               -                     -                     0.98
                                    ------------------    ------------------
 Total                              $           81,857                86,564
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                571
Mortality & expense charges                                                                      (354)
                                                                                 --------------------
Net investment income (loss)                                                                      217
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (53)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            8,996
                                                                                 --------------------
Net gain (loss)                                                                                 8,943
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,160
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             217     $               65
Net realized gain (loss)                                                   (53)                   (83)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     8,996                 (1,620)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        9,160                 (1,638)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                82,543                  8,936
Cost of units redeemed                                                 (16,590)                  (554)
                                                             -----------------     ------------------
Increase (decrease)                                                     65,953                  8,382
                                                             -----------------     ------------------
Net increase (decrease)                                                 75,113                  6,744
Net assets, beginning                                                    6,744                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          81,857                  6,744
                                                             =================     ==================
Units sold                                                              97,148                 10,067
Units redeemed                                                         (20,063)                  (588)
                                                             -----------------     ------------------
Net increase (decrease)                                                 77,085                  9,479
Units outstanding, beginning                                             9,479                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               86,564                  9,479
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           91,479
Cost of units redeemed                                                                        (17,144)
Account charges                                                                                     -
Net investment income (loss)                                                                      282
Net realized gain (loss)                                                                         (136)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,376
                                                                                   ------------------
                                                                                   $           81,857
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95           87     $       82          1.25%          32.9%
12/31/08          0.71            9              7          1.25%         -41.6%
12/31/07          1.22            0              0          1.25%          12.8%
12/31/06          1.08            0              0          1.25%           8.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          1.00%          33.2%
12/31/08          0.72            0              0          1.00%         -41.5%
12/31/07          1.22            0              0          1.00%          13.1%
12/31/06          1.08            0              0          1.00%           8.1%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.75%          33.6%
12/31/08          0.72            0              0          0.75%         -41.3%
12/31/07          1.23            0              0          0.75%          13.4%
12/31/06          1.08            0              0          0.75%           8.1%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.50%          33.9%
12/31/08          0.72            0              0          0.50%         -41.2%
12/31/07          1.23            0              0          0.50%          13.7%
12/31/06          1.08            0              0          0.50%           8.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.25%          34.2%
12/31/08          0.73            0              0          0.25%         -41.1%
12/31/07          1.23            0              0          0.25%          14.0%
12/31/06          1.08            0              0          0.25%           8.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.00%          34.6%
12/31/08          0.73            0              0          0.00%         -40.9%
12/31/07          1.24            0              0          0.00%          14.3%
12/31/06          1.08            0              0          0.00%           8.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              3.1%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                       AIM
           AIM International Growth Fund Institutional Class-008882771

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          652,523    $          721,468                   26,038
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          652,523
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          652,523               674,931     $               0.97
Band 100                                             -                     -                     0.97
Band 75                                              -                     -                     0.98
Band 50                                              -                     -                     0.99
Band 25                                              -                     -                     1.00
Band 0                                               -                     -                     1.01
                                    ------------------    ------------------
 Total                              $          652,523               674,931
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              9,258
Mortality & expense charges                                                                    (5,863)
                                                                                 --------------------
Net investment income (loss)                                                                    3,395
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (62,351)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          199,172
                                                                                 --------------------
Net gain (loss)                                                                               136,821
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            140,216
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,395     $            3,729
Net realized gain (loss)                                               (62,351)               (21,710)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   199,172               (239,303)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      140,216               (257,284)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               261,279                111,697
Cost of units redeemed                                                (120,035)              (136,447)
                                                             -----------------     ------------------
Increase (decrease)                                                    141,244                (24,750)
                                                             -----------------     ------------------
Net increase (decrease)                                                281,460               (282,034)
Net assets, beginning                                                  371,063                653,097
                                                             -----------------     ------------------
Net assets, ending                                           $         652,523                371,063
                                                             =================     ==================
Units sold                                                             311,404                117,445
Units redeemed                                                        (150,184)              (135,218)
                                                             -----------------     ------------------
Net increase (decrease)                                                161,220                (17,773)
Units outstanding, beginning                                           513,711                531,484
                                                             -----------------     ------------------
Units outstanding, ending                                              674,931                513,711
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,050,903
Cost of units redeemed                                                                       (292,441)
Account charges                                                                                     -
Net investment income (loss)                                                                    9,068
Net realized gain (loss)                                                                      (80,355)
Realized gain distributions                                                                    34,293
Net change in unrealized appreciation (depreciation)                                          (68,945)
                                                                                   ------------------
                                                                                   $          652,523
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97          675     $      653          1.25%          33.8%
12/31/08          0.72          514            371          1.25%         -41.2%
12/31/07          1.23          531            653          1.25%          13.6%
12/31/06          1.08            0              0          1.25%           8.2%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          1.00%          34.2%
12/31/08          0.73            0              0          1.00%         -41.1%
12/31/07          1.23            0              0          1.00%          13.9%
12/31/06          1.08            0              0          1.00%           8.2%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.75%          34.5%
12/31/08          0.73            0              0          0.75%         -40.9%
12/31/07          1.24            0              0          0.75%          14.2%
12/31/06          1.08            0              0          0.75%           8.3%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.50%          34.9%
12/31/08          0.73            0              0          0.50%         -40.8%
12/31/07          1.24            0              0          0.50%          14.4%
12/31/06          1.08            0              0          0.50%           8.3%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.25%          35.2%
12/31/08          0.74            0              0          0.25%         -40.6%
12/31/07          1.24            0              0          0.25%          14.7%
12/31/06          1.08            0              0          0.25%           8.4%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.00%          35.5%
12/31/08          0.74            0              0          0.00%         -40.5%
12/31/07          1.25            0              0          0.00%          15.0%
12/31/06          1.08            0              0          0.00%           8.4%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.8%
2008              1.9%
2007              1.7%
2006              0.0%

                             AUL American Unit Trust
                                       AIM
                 AIM Global Equity Institutional Class-00141M374

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,660,104    $        1,989,032                  169,918
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,660,104
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,660,104             2,435,634     $               0.68
Band 100                                             -                     -                     0.69
Band 75                                              -                     -                     0.69
Band 50                                              -                     -                     0.70
Band 25                                              -                     -                     0.70
Band 0                                               -                     -                     0.70
                                    ------------------    ------------------
 Total                              $        1,660,104             2,435,634
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                                65,087
Mortality & expense charges                                                                   (26,489)
                                                                                 --------------------
Net investment income (loss)                                                                   38,598
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (645,963)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,151,938
                                                                                 --------------------
Net gain (loss)                                                                               505,975
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            544,573
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          38,598     $          (30,154)
Net realized gain (loss)                                              (645,963)              (299,435)
Realized gain distributions                                                  -                141,109
Net change in unrealized appreciation (depreciation)                 1,151,938             (1,488,306)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      544,573             (1,676,786)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                              (467,754)               301,497
Cost of units redeemed                                                (321,286)              (405,939)
                                                             -----------------     ------------------
Increase (decrease)                                                   (789,040)              (104,442)
                                                             -----------------     ------------------
Net increase (decrease)                                               (244,467)            (1,781,228)
Net assets, beginning                                                1,904,571              3,685,799
                                                             -----------------     ------------------
Net assets, ending                                           $       1,660,104              1,904,571
                                                             =================     ==================
Units sold                                                             735,372                703,302
Units redeemed                                                      (1,845,045)              (976,376)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,109,673)              (273,074)
Units outstanding, beginning                                         3,545,307              3,818,381
                                                             -----------------     ------------------
Units outstanding, ending                                            2,435,634              3,545,307
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,519,222
Cost of units redeemed                                                                       (732,209)
Account charges                                                                                     -
Net investment income (loss)                                                                    6,308
Net realized gain (loss)                                                                     (945,398)
Realized gain distributions                                                                   141,109
Net change in unrealized appreciation (depreciation)                                         (328,928)
                                                                                   ------------------
                                                                                   $        1,660,104
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.68        2,436     $    1,660          1.25%          26.9%
12/31/08          0.54        3,545          1,905          1.25%         -44.3%
12/31/07          0.97        3,818          3,686          1.25%          -3.5%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.69            0     $        0          1.00%          27.2%
12/31/08          0.54            0              0          1.00%         -44.2%
12/31/07          0.97            0              0          1.00%          -3.3%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.69            0     $        0          0.75%          27.5%
12/31/08          0.54            0              0          0.75%         -44.1%
12/31/07          0.97            0              0          0.75%          -3.2%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.50%          27.8%
12/31/08          0.54            0              0          0.50%         -43.9%
12/31/07          0.97            0              0          0.50%          -3.0%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.25%          28.2%
12/31/08          0.55            0              0          0.25%         -43.8%
12/31/07          0.97            0              0          0.25%          -2.9%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.00%          28.5%
12/31/08          0.55            0              0          0.00%         -43.6%
12/31/07          0.97            0              0          0.00%          -2.7%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.7%
2008              0.3%
2007              0.0%

                             AUL American Unit Trust
                                       AIM
                   AIM Dynamics A Class-00142C284 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.83
Band 100                                             -                     -                     0.83
Band 75                                              -                     -                     0.83
Band 50                                              -                     -                     0.84
Band 25                                              -                     -                     0.84
Band 0                                               -                     -                     0.84
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended   For the period from
                                                                    12/31/2009   05/01/08 to 12/31/08
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -   $                  -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------   --------------------
Increase (decrease)                                                          -                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------   --------------------
Net assets, ending                                           $               -                      -
                                                             =================   ====================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                    -                      -
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          1.25%          41.1%
12/31/08          0.59            0              0          1.25%         -41.5%
05/01/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          1.00%          41.4%
12/31/08          0.59            0              0          1.00%         -41.4%
05/01/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.75%          41.8%
12/31/08          0.59            0              0          0.75%         -41.3%
05/01/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.50%          42.2%
12/31/08          0.59            0              0          0.50%         -41.2%
05/01/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.25%          42.5%
12/31/08          0.59            0              0          0.25%         -41.1%
05/01/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.00%          42.9%
12/31/08          0.59            0              0          0.00%         -41.0%
05/01/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                      Alger
                  Alger Balanced Portfolio I-2 Class-015544208

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,632,146    $        1,909,737                  151,264
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,632,146
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,632,146             1,706,404     $               0.96
Band 100                                             -                     -                     0.97
Band 75                                              -                     -                     0.99
Band 50                                              -                     -                     1.00
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.08
                                    ------------------    ------------------
 Total                              $        1,632,146             1,706,404
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             42,818
Mortality & expense charges                                                                   (17,241)
                                                                                 --------------------
Net investment income (loss)                                                                   25,577
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (79,282)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          390,465
                                                                                 --------------------
Net gain (loss)                                                                               311,183
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            336,760
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          25,577     $           21,669
Net realized gain (loss)                                               (79,282)               (51,807)
Realized gain distributions                                                  -                201,596
Net change in unrealized appreciation (depreciation)                   390,465               (802,134)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      336,760               (630,676)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               256,341                209,589
Cost of units redeemed                                                (200,080)              (339,953)
                                                             -----------------     ------------------
Increase (decrease)                                                     56,261               (130,364)
                                                             -----------------     ------------------
Net increase (decrease)                                                393,021               (761,040)
Net assets, beginning                                                1,239,125              2,000,165
                                                             -----------------     ------------------
Net assets, ending                                           $       1,632,146              1,239,125
                                                             =================     ==================
Units sold                                                             305,260                249,625
Units redeemed                                                        (252,460)              (394,836)
                                                             -----------------     ------------------
Net increase (decrease)                                                 52,800               (145,211)
Units outstanding, beginning                                         1,653,604              1,798,815
                                                             -----------------     ------------------
Units outstanding, ending                                            1,706,404              1,653,604
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        8,720,210
Cost of units redeemed                                                                     (7,807,075)
Account charges                                                                                     -
Net investment income (loss)                                                                  131,184
Net realized gain (loss)                                                                      362,613
Realized gain distributions                                                                   502,805
Net change in unrealized appreciation (depreciation)                                         (277,591)
                                                                                   ------------------
                                                                                   $        1,632,146
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96        1,706     $    1,632          1.25%          27.6%
12/31/08          0.75        1,654          1,239          1.25%         -32.6%
12/31/07          1.11        1,799          2,000          1.25%          11.2%
12/31/06          1.00        2,717          2,717          1.25%           3.1%
12/31/05          0.97        5,303          5,144          1.25%           7.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          1.00%          28.0%
12/31/08          0.76            0              0          1.00%         -32.4%
12/31/07          1.12            0              0          1.00%          11.3%
12/31/06          1.01            0              0          1.00%           3.7%
12/31/05          0.97            0              0          1.00%           7.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.75%          28.3%
12/31/08          0.77            0              0          0.75%         -32.3%
12/31/07          1.14            0              0          0.75%          11.4%
12/31/06          1.02            0              0          0.75%           4.1%
12/31/05          0.98            0              0          0.75%           7.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.50%          28.6%
12/31/08          0.78            0              0          0.50%         -32.1%
12/31/07          1.15            0              0          0.50%          11.5%
12/31/06          1.03            0              0          0.50%           4.5%
12/31/05          0.99            0              0          0.50%           7.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%          28.9%
12/31/08          0.79            0              0          0.25%         -31.9%
12/31/07          1.16            0              0          0.25%          11.6%
12/31/06          1.04            0              0          0.25%           5.0%
12/31/05          0.99            0              0          0.25%           8.1%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          0.00%          29.2%
12/31/08          0.84            0              0          0.00%         -31.8%
12/31/07          1.23            0              0          0.00%          12.4%
12/31/06          1.09            0              0          0.00%           4.7%
12/31/05          1.04            0              0          0.00%           8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         3.0%
2008         2.6%
2007         1.9%
2006         1.2%
2005         1.7%

                             AUL American Unit Trust
                                      Alger
            Alger Capital Appreciation Portfolio I-2 Class-015544703

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,184,455    $        6,581,152                  178,232
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,184,455
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,184,455            11,507,029     $               0.71
Band 100                                             -                     -                     0.72
Band 75                                              -                     -                     0.73
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.76
Band 0                                               -                     -                     0.80
                                    ------------------    ------------------
 Total                              $        8,184,455            11,507,029
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (75,395)
                                                                                 --------------------
Net investment income (loss)                                                                  (75,395)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          961
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,894,802
                                                                                 --------------------
Net gain (loss)                                                                             2,895,763
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,820,368
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (75,395)    $          (61,666)
Net realized gain (loss)                                                   961                365,036
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,894,802             (3,188,203)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,820,368             (2,884,833)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,962,024              1,378,948
Cost of units redeemed                                                (891,348)            (1,456,552)
                                                             -----------------     ------------------
Increase (decrease)                                                  2,070,676                (77,604)
                                                             -----------------     ------------------
Net increase (decrease)                                              4,891,044             (2,962,437)
Net assets, beginning                                                3,293,411              6,255,848
                                                             -----------------     ------------------
Net assets, ending                                           $       8,184,455              3,293,411
                                                             =================     ==================
Units sold                                                           6,224,280              2,063,041
Units redeemed                                                      (1,627,051)            (2,264,721)
                                                             -----------------     ------------------
Net increase (decrease)                                              4,597,229               (201,680)
Units outstanding, beginning                                         6,909,800              7,111,480
                                                             -----------------     ------------------
Units outstanding, ending                                           11,507,029              6,909,800
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       11,490,981
Cost of units redeemed                                                                     (5,521,583)
Account charges                                                                                     -
Net investment income (loss)                                                                 (304,853)
Net realized gain (loss)                                                                      911,060
Realized gain distributions                                                                     5,547
Net change in unrealized appreciation (depreciation)                                        1,603,303
                                                                                   ------------------
                                                                                   $        8,184,455
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71      11,507      $    8,184          1.25%          49.2%
12/31/08          0.48       6,910           3,293          1.25%         -45.8%
12/31/07          0.88       7,111           6,256          1.25%          31.9%
12/31/06          0.67       5,737           3,827          1.25%          17.0%
12/31/05          0.57       4,558           2,598          1.25%          14.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          1.00%          49.6%
12/31/08          0.48            0              0          1.00%         -45.7%
12/31/07          0.89            0              0          1.00%          32.7%
12/31/06          0.67            0              0          1.00%          17.5%
12/31/05          0.57            0              0          1.00%          13.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.75%          50.0%
12/31/08          0.49            0              0          0.75%         -45.5%
12/31/07          0.90            0              0          0.75%          33.0%
12/31/06          0.68            0              0          0.75%          17.6%
12/31/05          0.57            0              0          0.75%          12.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          50.3%
12/31/08          0.50            0              0          0.50%         -45.4%
12/31/07          0.91            0              0          0.50%          33.4%
12/31/06          0.68            0              0          0.50%          18.2%
12/31/05          0.58            0              0          0.50%          13.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.25%          50.7%
12/31/08          0.50            0              0          0.25%         -45.3%
12/31/07          0.92            0              0          0.25%          33.4%
12/31/06          0.69            0              0          0.25%          18.8%
12/31/05          0.58            0              0          0.25%          13.8%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.00%          51.1%
12/31/08          0.53            0              0          0.00%         -45.1%
12/31/07          0.97            0              0          0.00%          33.5%
12/31/06          0.73            0              0          0.00%          19.3%
12/31/05          0.61            0              0          0.00%          14.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to averagenet assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%
2005         0.0%

                             AUL American Unit Trust
                                      Alger
              Alger Large Cap Growth Portfolio I-2 Class-015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       42,954,470    $       36,069,966                1,107,073
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       42,954,470
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       42,954,470            17,860,538     $               2.40
Band 100                                             -                     -                     2.44
Band 75                                              -                     -                     2.48
Band 50                                              -                     -                     2.52
Band 25                                              -                     -                     2.56
Band 0                                               -                     -                     2.89
                                    ------------------    ------------------
 Total                              $       42,954,470            17,860,538
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            244,660
Mortality & expense charges                                                                  (467,705)
                                                                                 --------------------
Net investment income (loss)                                                                 (223,045)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    1,029,453
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       13,171,586
                                                                                 --------------------
Net gain (loss)                                                                            14,201,039
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         13,977,994
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        (223,045)    $         (544,432)
Net realized gain (loss)                                             1,029,453              2,224,974
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                13,171,586            (32,754,082)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   13,977,994            (31,073,540)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,440,299              6,565,497
Cost of units redeemed                                              (6,556,677)           (10,400,215)
                                                             -----------------     ------------------
Increase (decrease)                                                 (5,116,378)            (3,834,718)
                                                             -----------------     ------------------
Net increase (decrease)                                              8,861,616            (34,908,258)
Net assets, beginning                                               34,092,854             69,001,112
                                                             -----------------     ------------------
Net assets, ending                                           $      42,954,470             34,092,854
                                                             =================     ==================
Units sold                                                           2,644,787              2,926,323
Units redeemed                                                      (5,444,043)            (4,500,932)
                                                             -----------------     ------------------
Net increase (decrease)                                             (2,799,256)            (1,574,609)
Units outstanding, beginning                                        20,659,794             22,234,403
                                                             -----------------     ------------------
Units outstanding, ending                                           17,860,538             20,659,794
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      316,834,543
Cost of units redeemed                                                                   (279,805,213)
Account charges                                                                                     -
Net investment income (loss)                                                               12,586,837
Net realized gain (loss)                                                                  (23,877,999)
Realized gain distributions                                                                10,331,798
Net change in unrealized appreciation (depreciation)                                        6,884,504
                                                                                   ------------------
                                                                                   $       42,954,470
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.40       17,861     $   42,954          1.25%          45.7%
12/31/08          1.65       20,660         34,093          1.25%         -46.8%
12/31/07          3.10       22,234         69,001          1.25%          18.4%
12/31/06          2.62       27,278         71,470          1.25%           4.0%
12/31/05          2.52       35,535         89,549          1.25%          10.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.44            0     $        0          1.00%          46.1%
12/31/08          1.67            0              0          1.00%         -46.7%
12/31/07          3.14            0              0          1.00%          18.7%
12/31/06          2.64            0              0          1.00%           4.1%
12/31/05          2.54            0              0          1.00%          10.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.48            0     $        0          0.75%          46.5%
12/31/08          1.69            0              0          0.75%         -46.6%
12/31/07          3.17            0              0          0.75%          19.0%
12/31/06          2.66            0              0          0.75%           4.4%
12/31/05          2.55            0              0          0.75%          10.9%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.52            0     $        0          0.50%          46.8%
12/31/08          1.72            0              0          0.50%         -46.4%
12/31/07          3.20            0              0          0.50%          19.3%
12/31/06          2.68            0              0          0.50%           4.6%
12/31/05          2.57            0              0          0.50%          11.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.56            0     $        0          0.25%          47.2%
12/31/08          1.74            0              0          0.25%         -46.3%
12/31/07          3.24            0              0          0.25%          19.6%
12/31/06          2.71            0              0          0.25%           4.9%
12/31/05          2.58            0              0          0.25%          11.5%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.89            0     $        0          0.00%          47.6%
12/31/08          1.96            0              0          0.00%         -46.2%
12/31/07          3.64            0              0          0.00%          19.9%
12/31/06          3.03            0              0          0.00%           5.1%
12/31/05          2.89            0              0          0.00%          11.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.6%
2008         0.2%
2007         0.3%
2006         0.1%
2005         0.2%

                             AUL American Unit Trust
                                      Alger
           Alger Capital Appreciation Institutional I Class-015570401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,204,770    $        1,070,352                   66,014
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,204,770
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,204,770             1,080,172     $               1.12
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.15
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
  Total                             $        1,204,770             1,080,172
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,040
Mortality & expense charges                                                                    (4,873)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,833)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (20,131)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          168,790
                                                                                 --------------------
Net gain (loss)                                                                               148,659
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            145,826
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,833)  $             (1,704)
Net realized gain (loss)                                               (20,131)                (5,937)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   168,790                (50,370)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      145,826                (58,011)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               875,935                224,928
Cost of units redeemed                                                 (65,805)               (70,319)
                                                             -----------------   --------------------
Increase (decrease)                                                    810,130                154,609
                                                             -----------------   --------------------
Net increase (decrease)                                                955,956                 96,598
Net assets, beginning                                                  248,814                152,216
                                                             -----------------   --------------------
Net assets, ending                                            $      1,204,770                248,814
                                                             =================   ====================
Units sold                                                             823,511                449,797
Units redeemed                                                         (71,861)              (232,638)
                                                             -----------------   --------------------
Net increase (decrease)                                                751,650                217,159
Units outstanding, beginning                                           328,522                111,363
                                                             -----------------   --------------------
Units outstanding, ending                                            1,080,172                328,522
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,240,136
Cost of units redeemed                                                                       (138,661)
Account charges                                                                                     -
Net investment income (loss)                                                                   (5,191)
Net realized gain (loss)                                                                      (25,932)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          134,418
                                                                                 --------------------
                                                                                 $          1,204,770
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09   $      1.12        1,080     $    1,205          1.25%          47.3%
12/31/08          0.76          329            249          1.25%         -44.6%
12/31/07          1.37          111            152          1.25%          30.2%
12/31/06          1.05            0              0          1.25%           5.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          1.00%          47.6%
12/31/08          0.76            0              0          1.00%         -44.5%
12/31/07          1.37            0              0          1.00%          30.6%
12/31/06          1.05            0              0          1.00%           5.0%
10/23/06          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.75%          48.0%
12/31/08          0.77            0              0          0.75%         -44.3%
12/31/07          1.37            0              0          0.75%          31.0%
12/31/06          1.05            0              0          0.75%           5.0%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.50%          48.4%
12/31/08          0.77            0              0          0.50%         -44.2%
12/31/07          1.38            0              0          0.50%          31.3%
12/31/06          1.05            0              0          0.50%           5.0%
10/23/06          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.25%          48.7%
12/31/08          0.77            0              0          0.25%         -44.0%
12/31/07          1.38            0              0          0.25%          31.7%
12/31/06          1.05            0              0          0.25%           5.0%
10/23/06          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.00%          49.1%
12/31/08          0.78            0              0          0.00%         -43.9%
12/31/07          1.39            0              0          0.00%          32.1%
12/31/06          1.05            0              0          0.00%           5.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.3%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                      Alger
           Alger Capital Appreciation Institutional R Class-015570872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          863,402    $          706,066                   48,917
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          863,402
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          863,402               787,045     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.13
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
  Total                             $          863,402               787,045
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (6,372)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,372)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (14,347)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          222,046
                                                                                 --------------------
Net gain (loss)                                                                               207,699
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            201,327
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (6,372)  $             (1,580)
Net realized gain (loss)                                               (14,347)                (8,112)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   222,046                (69,428)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      201,327                (79,120)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               557,439                288,372
Cost of units redeemed                                                (137,559)               (40,265)
                                                             -----------------   --------------------
Increase (decrease)                                                    419,880                248,107
                                                             -----------------   --------------------
Net increase (decrease)                                                621,207                168,987
Net assets, beginning                                                  242,195                 73,208
                                                             -----------------   --------------------
Net assets, ending                                           $         863,402                242,195
                                                             =================   ====================
Units sold                                                             635,753                308,358
Units redeemed                                                        (172,098)               (38,848)
                                                             -----------------   --------------------
Net increase (decrease)                                                463,655                269,510
Units outstanding, beginning                                           323,390                 53,880
                                                             -----------------   --------------------
Units outstanding, ending                                              787,045                323,390
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            914,744
Cost of units redeemed                                                                       (178,605)
Account charges                                                                                     -
Net investment income (loss)                                                                   (8,210)
Net realized gain (loss)                                                                      (21,863)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          157,336
                                                                                 --------------------
                                                                                 $            863,402
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10          787     $      863          1.25%          46.5%
12/31/08          0.75          323            242          1.25%         -44.9%
12/31/07          1.36           54             73          1.25%          29.4%
12/31/06          1.05            0              0          1.25%           5.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11           0      $        0          1.00%          46.8%
12/31/08          0.75           0               0          1.00%         -44.7%
12/31/07          1.36           0               0          1.00%          29.8%
12/31/06          1.05           0               0          1.00%           5.0%
10/23/06          1.00           0               0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.75%          47.2%
12/31/08          0.76            0              0          0.75%         -44.6%
12/31/07          1.37            0              0          0.75%          30.2%
12/31/06          1.05            0              0          0.75%           5.0%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.50%          47.6%
12/31/08          0.76            0              0          0.50%         -44.5%
12/31/07          1.37            0              0          0.50%          30.6%
12/31/06          1.05            0              0          0.50%           5.0%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.25%          47.9%
12/31/08          0.77            0              0          0.25%         -44.3%
12/31/07          1.37            0              0          0.25%          30.9%
12/31/06          1.05            0              0          0.25%           5.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.00%          48.3%
12/31/08          0.77            0              0          0.00%         -44.2%
12/31/07          1.38            0              0          0.00%          31.3%
12/31/06          1.05            0              0          0.00%           5.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                      Alger
           Alger Small-Cap Growth Institutional Fund I Class-015570104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,683,403    $        3,499,423                  166,218
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,683,403
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,683,403             4,103,211     $               0.90
Band 100                                             -                     -                     0.90
Band 75                                              -                     -                     0.91
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.93
Band 0                                               -                     -                     0.93
                                    ------------------    ------------------
  Total                             $        3,683,403             4,103,211
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (18,533)
                                                                                 --------------------
Net investment income (loss)                                                                  (18,533)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (90,774)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          588,917
                                                                                 --------------------
Net gain (loss)                                                                               498,143
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            479,610
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended            Year ended
                                                                    12/31/2009            12/31/2008
                                                             -----------------   -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (18,533)  $           (10,324)
Net realized gain (loss)                                               (90,774)              (47,496)
Realized gain distributions                                                  -                     -
Net change in unrealized appreciation (depreciation)                   588,917              (445,427)
                                                             -----------------   -------------------
Increase (decrease) in net assets from operations                      479,610              (503,247)
                                                             -----------------   -------------------
Contract owner transactions:
Proceeds from units sold                                             2,951,773               507,518
Cost of units redeemed                                                (376,985)             (252,396)
                                                             -----------------   -------------------
Increase (decrease)                                                  2,574,788               255,122
                                                             -----------------   -------------------
Net increase (decrease)                                              3,054,398              (248,125)
Net assets, beginning                                                  629,005               877,130
                                                             -----------------   -------------------
Net assets, ending                                           $       3,683,403               629,005
                                                             =================   ===================
Units sold                                                           3,607,721               548,107
Units redeemed                                                        (498,965)             (294,340)
                                                             -----------------   -------------------
Net increase (decrease)                                              3,108,756               253,767
Units outstanding, beginning                                           994,455               740,688
                                                             -----------------   -------------------
Units outstanding, ending                                            4,103,211               994,455
                                                             =================   ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          4,882,258
Cost of units redeemed                                                                     (1,216,476)
Account charges                                                                                     -
Net investment income (loss)                                                                  (34,796)
Net realized gain (loss)                                                                     (131,563)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          183,980
                                                                                 --------------------
                                                                                 $          3,683,403
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90        4,103     $    3,683          1.25%          41.9%
12/31/08          0.63          994            629          1.25%         -46.6%
12/31/07          1.18          741            877          1.25%          13.9%
12/31/06          1.04            0              0          1.25%           4.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          1.00%          42.3%
12/31/08          0.64            0              0          1.00%         -46.5%
12/31/07          1.19            0              0          1.00%          14.4%
12/31/06          1.04            0              0          1.00%           3.9%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.75%          42.6%
12/31/08          0.64            0              0          0.75%         -46.3%
12/31/07          1.19            0              0          0.75%          14.7%
12/31/06          1.04            0              0          0.75%           3.9%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.50%          43.0%
12/31/08          0.64            0              0          0.50%         -46.2%
12/31/07          1.19            0              0          0.50%          14.9%
12/31/06          1.04            0              0          0.50%           4.0%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.25%          43.4%
12/31/08          0.65            0              0          0.25%         -46.0%
12/31/07          1.20            0              0          0.25%          15.2%
12/31/06          1.04            0              0          0.25%           4.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.00%          43.7%
12/31/08          0.65            0              0          0.00%         -45.9%
12/31/07          1.20            0              0          0.00%          15.5%
12/31/06          1.04            0              0          0.00%           4.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                      Alger
           Alger Small-Cap Growth Institutional Fund R Class-015570708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          482,946    $          452,349                   22,494
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          482,946
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          482,946               546,389     $               0.88
Band 100                                             -                     -                     0.89
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.91
Band 25                                              -                     -                     0.91
Band 0                                               -                     -                     0.92
                                    ------------------    ------------------
  Total                             $          482,946               546,389
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,525)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,525)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (20,599)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          155,675
                                                                                 --------------------
Net gain (loss)                                                                               135,076
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            130,551
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (4,525)  $             (3,135)
Net realized gain (loss)                                               (20,599)               (15,714)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   155,675               (131,919)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      130,551               (150,768)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               193,408                396,793
Cost of units redeemed                                                 (72,673)              (129,635)
                                                             -----------------   --------------------
Increase (decrease)                                                    120,735                267,158
                                                             -----------------   --------------------
Net increase (decrease)                                                251,286                116,390
Net assets, beginning                                                  231,660                115,270
                                                             -----------------   --------------------
Net assets, ending                                           $         482,946                231,660
                                                             =================   ====================
Units sold                                                             298,519                416,838
Units redeemed                                                        (122,612)              (144,335)
                                                             -----------------   --------------------
Net increase (decrease)                                                175,907                272,503
Units outstanding, beginning                                           370,482                 97,979
                                                             -----------------   --------------------
Units outstanding, ending                                              546,389                370,482
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            699,162
Cost of units redeemed                                                                       (202,331)
Account charges                                                                                     -
Net investment income (loss)                                                                   (8,184)
Net realized gain (loss)                                                                      (36,298)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           30,597
                                                                                 --------------------
                                                                                 $            482,946
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88          546     $      483          1.25%          41.4%
12/31/08          0.63          370            232          1.25%         -46.9%
12/31/07          1.18           98            115          1.25%          13.5%
12/31/06          1.04            0              0          1.25%           3.7%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          1.00%          41.7%
12/31/08          0.63            0              0          1.00%         -46.7%
12/31/07          1.18            0              0          1.00%          13.8%
12/31/06          1.04            0              0          1.00%           3.7%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.75%          42.1%
12/31/08          0.63            0              0          0.75%         -46.6%
12/31/07          1.18            0              0          0.75%          14.1%
12/31/06          1.04            0              0          0.75%           3.8%
10/23/06          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.50%          42.4%
12/31/08          0.64            0              0          0.50%         -46.4%
12/31/07          1.19            0              0          0.50%          14.4%
12/31/06          1.04            0              0          0.50%           3.8%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.25%          42.8%
12/31/08          0.64            0              0          0.25%         -46.3%
12/31/07          1.19            0              0          0.25%          14.6%
12/31/06          1.04            0              0          0.25%           3.9%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.00%          43.1%
12/31/08          0.64            0              0          0.00%         -46.2%
12/31/07          1.19            0              0          0.00%          14.9%
12/31/06          1.04            0              0          0.00%           3.9%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
        Alliance Bernstein Focused Growth & Income Fund R Class-01879K408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           34,331    $           37,638                    3,478
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           34,331
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           34,331                37,645     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.93
Band 50                                              -                     -                     0.94
Band 25                                              -                     -                     0.96
Band 0                                               -                     -                     0.97
                                    ------------------    ------------------
  Total                             $           34,331                37,645
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (347)
                                                                                 --------------------
Net investment income (loss)                                                                     (347)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)
                                                                                               (6,450)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,056
                                                                                 --------------------
Net gain (loss)                                                                                 5,606
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,259
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (347)  $               (317)
Net realized gain (loss)                                                (6,450)                (9,740)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    12,056                 (8,026)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        5,259                (18,083)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                10,304                 39,925
Cost of units redeemed                                                 (13,386)               (27,910)
                                                             -----------------   --------------------
Increase (decrease)                                                     (3,082)                12,015
                                                             -----------------   --------------------
Net increase (decrease)                                                  2,177                 (6,068)
Net assets, beginning                                                   32,154                 38,222
                                                             -----------------   --------------------
Net assets, ending                                            $         34,331                 32,154
                                                             =================   ====================
Units sold                                                              11,856                 36,370
Units redeemed                                                         (16,851)               (24,636)
                                                             -----------------   --------------------
Net increase (decrease)                                                 (4,995)                11,734
Units outstanding, beginning                                            42,640                 30,906
                                                             -----------------   --------------------
Units outstanding, ending                                               37,645                 42,640
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             91,878
Cost of units redeemed                                                                        (44,895)
Account charges                                                                                     -
Net investment income (loss)                                                                     (698)
Net realized gain (loss)                                                                      (15,948)
Realized gain distributions                                                                     7,301
Net change in unrealized appreciation (depreciation)                                           (3,307)
                                                                                 --------------------
                                                                                 $             34,331
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91           38     $       34          1.25%          20.9%
12/31/08          0.75           43             32          1.25%         -39.0%
12/31/07          1.24           31             38          1.25%           7.1%
12/31/06          1.15            0              0          1.25%          13.2%
12/31/05          1.02            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          1.00%          21.2%
12/31/08          0.76            0              0          1.00%         -38.9%
12/31/07          1.24            0              0          1.00%           7.4%
12/31/06          1.16            0              0          1.00%          13.7%
12/31/05          1.02            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.75%          21.5%
12/31/08          0.77            0              0          0.75%         -38.7%
12/31/07          1.25            0              0          0.75%           7.6%
12/31/06          1.16            0              0          0.75%          14.1%
12/31/05          1.02            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.50%          21.8%
12/31/08          0.77            0              0          0.50%         -38.6%
12/31/07          1.26            0              0          0.50%           7.9%
12/31/06          1.17            0              0          0.50%          14.5%
12/31/05          1.02            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.25%          22.2%
12/31/08          0.78            0              0          0.25%         -38.4%
12/31/07          1.27            0              0          0.25%           8.2%
12/31/06          1.17            0              0          0.25%          14.8%
12/31/05          1.02            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.00%          22.5%
12/31/08          0.79            0              0          0.00%         -38.3%
12/31/07          1.28            0              0          0.00%           8.5%
12/31/06          1.18            0              0          0.00%          15.1%
12/31/05          1.02            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.3%
2007              1.2%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
                Alliance Bernstein Global Value R Class-018912501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          392,145    $          533,877                   44,061
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          392,145
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          392,145               446,199     $               0.88
Band 100                                             -                     -                     0.89
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.91
Band 25                                              -                     -                     0.92
Band 0                                               -                     -                     0.93
                                    ------------------    ------------------
  Total                             $          392,145               446,199
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,327
Mortality & expense charges                                                                    (5,218)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,891)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (604,572)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          677,384
                                                                                 --------------------
Net gain (loss)                                                                                72,812
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             70,921
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,891)  $            (15,294)
Net realized gain (loss)                                              (604,572)              (293,900)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   677,384               (572,189)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       70,921               (881,383)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                              (234,979)               128,979
Cost of units redeemed                                                 (89,703)              (220,184)
                                                             -----------------   --------------------
Increase (decrease)                                                   (324,682)               (91,205)
                                                             -----------------   --------------------
Net increase (decrease)                                               (253,761)              (972,588)
Net assets, beginning                                                  645,906              1,618,494
                                                             -----------------   --------------------
Net assets, ending                                           $         392,145                645,906
                                                             =================   ====================
Units sold                                                              62,738                228,768
Units redeemed                                                        (583,008)              (395,841)
                                                             -----------------   --------------------
Net increase (decrease)                                               (520,270)              (167,074)
Units outstanding, beginning                                           966,469              1,133,543
                                                             -----------------   --------------------
Units outstanding, ending                                              446,199                966,469
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          3,744,463
Cost of units redeemed                                                                     (2,577,754)
Account charges                                                                                     -
Net investment income (loss)                                                                   (8,755)
Net realized gain (loss)                                                                     (821,059)
Realized gain distributions                                                                   196,982
Net change in unrealized appreciation (depreciation)                                         (141,732)
                                                                                 --------------------
                                                                                 $            392,145
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88          446     $      392      1.25%              31.5%
12/31/08          0.67          966            646      1.25%             -53.2%
12/31/07          1.43        1,134          1,618      1.25%              -0.4%
12/31/06          1.43          583            836      1.25%              24.7%
12/31/05          1.15          323            372      1.25%              15.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          1.00%          31.8%
12/31/08          0.67            0              0          1.00%         -53.1%
12/31/07          1.44            0              0          1.00%          -0.2%
12/31/06          1.44            0              0          1.00%          25.3%
12/31/05          1.15            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.75%          32.2%
12/31/08          0.68            0              0          0.75%         -53.0%
12/31/07          1.45            0              0          0.75%           0.1%
12/31/06          1.45            0              0          0.75%          25.6%
12/31/05          1.15            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.50%          32.5%
12/31/08          0.69            0              0          0.50%         -52.8%
12/31/07          1.46            0              0          0.50%           0.3%
12/31/06          1.45            0              0          0.50%          25.9%
12/31/05          1.15            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.25%          32.8%
12/31/08          0.69            0              0          0.25%         -52.7%
12/31/07          1.47            0              0          0.25%           0.6%
12/31/06          1.46            0              0          0.25%          26.2%
12/31/05          1.15            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.00%          33.2%
12/31/08          0.70            0              0          0.00%         -52.6%
12/31/07          1.48            0              0          0.00%           0.8%
12/31/06          1.46            0              0          0.00%          26.5%
12/31/05          1.16            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.6%
2008              0.0%
2007              1.6%
2006              2.1%
2005              0.1%

                             AUL American Unit Trust
                               Alliance Bernstein
         Alliance Bernstein International Growth Fund R Class-01879X509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,169,193    $        2,388,138                  155,275
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,169,193
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,613,443             1,382,120     $               1.17
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.19
Band 50                                        555,750               459,866                     1.21
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
  Total                             $        2,169,193             1,841,986
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             59,445
Mortality & expense charges                                                                   (23,942)
                                                                                 --------------------
Net investment income (loss)                                                                   35,503
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (2,613,259)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,668,794
                                                                                 --------------------
Net gain (loss)                                                                                55,535
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             91,038
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          35,503   $             19,212
Net realized gain (loss)                                            (2,613,259)               (24,474)
Realized gain distributions                                                  -                  6,872
Net change in unrealized appreciation (depreciation)                 2,668,794             (3,755,901)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       91,038             (3,754,291)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                            (1,284,989)             1,733,438
Cost of units redeemed                                                (505,357)            (1,475,869)
                                                             -----------------   --------------------
Increase (decrease)                                                 (1,790,346)               257,569
                                                             -----------------   --------------------
Net increase (decrease)                                             (1,699,308)            (3,496,722)
Net assets, beginning                                                3,868,501              7,365,223
                                                             -----------------   --------------------
Net assets, ending                                           $       2,169,193              3,868,501
                                                             =================   ====================
Units sold                                                             685,405              1,466,040
Units redeemed                                                      (3,408,553)            (1,233,500)
                                                             -----------------   --------------------
Net increase (decrease)                                             (2,723,148)               232,540
Units outstanding, beginning                                         4,565,134              4,332,594
                                                             -----------------   --------------------
Units outstanding, ending                                            1,841,986              4,565,134
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          8,016,582
Cost of units redeemed                                                                     (3,837,982)
Account charges                                                                                     -
Net investment income (loss)                                                                   40,900
Net realized gain (loss)                                                                   (2,441,496)
Realized gain distributions                                                                   610,134
Net change in unrealized appreciation (depreciation)                                         (218,945)
                                                                                 --------------------
                                                                                 $          2,169,193
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17        1,382     $    1,613          1.25%          38.1%
12/31/08          0.85        4,169          3,525          1.25%         -50.2%
12/31/07          1.70        3,870          6,566          1.25%          15.4%
12/31/06          1.47        3,361          4,940          1.25%          23.5%
12/31/05          1.19            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          38.4%
12/31/08          0.85            0              0          1.00%         -50.0%
12/31/07          1.71            0              0          1.00%          15.4%
12/31/06          1.48            0              0          1.00%          23.3%
12/31/05          1.20            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          38.8%
12/31/08          0.86            0              0          0.75%         -49.9%
12/31/07          1.72            0              0          0.75%          15.9%
12/31/06          1.48            0              0          0.75%          23.6%
12/31/05          1.20            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21          460     $      556          0.50%          39.1%
12/31/08          0.87          396            344          0.50%         -49.8%
12/31/07          1.73          462            800          0.50%          16.1%
12/31/06          1.49          413            616          0.50%          24.1%
12/31/05          1.20            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.25%           39.5%
12/31/08          0.88            0              0          0.25%          -49.7%
12/31/07          1.74            0              0          0.25%           16.5%
12/31/06          1.49            0              0          0.25%           24.4%
12/31/05          1.20            0              0          0.25%            0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.00%          39.8%
12/31/08          0.88            0              0          0.00%         -49.5%
12/31/07          1.75            0              0          0.00%          16.8%
12/31/06          1.50            0              0          0.00%          24.7%
12/31/05          1.20            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009            2.0%
2008            1.5%
2007            0.7%
2006            1.5%
2005            0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein International Value R Class-018913509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          638,595    $          829,202                   46,955
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          638,595
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          638,595               650,608     $               0.98
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
  Total                             $          638,595               650,608
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,820
Mortality & expense charges                                                                    (6,668)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,848)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (121,376)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          283,121
                                                                                 --------------------
Net gain (loss)                                                                               161,745
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            158,897
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,848)  $             (8,776)
Net realized gain (loss)                                              (121,376)               (49,565)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   283,121               (452,799)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      158,897               (511,140)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               127,543                338,659
Cost of units redeemed                                                (122,927)              (218,077)
                                                             -----------------   --------------------
Increase (decrease)                                                      4,616                120,582
                                                             -----------------   --------------------
Net increase (decrease)                                                163,513               (390,558)
Net assets, beginning                                                  475,082                865,640
                                                             -----------------   --------------------
Net assets, ending                                           $         638,595                475,082
                                                             =================   ====================
Units sold                                                             196,342                288,894
Units redeemed                                                        (186,354)              (182,261)
                                                             -----------------   --------------------
Net increase (decrease)                                                  9,988                106,633
Units outstanding, beginning                                           640,620                533,987
                                                             -----------------   --------------------
Units outstanding, ending                                              650,608                640,620
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,598,246
Cost of units redeemed                                                                       (694,668)
Account charges                                                                                     -
Net investment income (loss)                                                                   (4,773)
Net realized gain (loss)                                                                     (130,904)
Realized gain distributions                                                                    61,301
Net change in unrealized appreciation (depreciation)                                         (190,607)
                                                                                 --------------------
                                                                                 $            638,595
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09          0.98          651     $      639          1.25%          32.4%
12/31/08          0.74          641            475          1.25%         -54.3%
12/31/07          1.62          534            866          1.25%           3.6%
12/31/06          1.56          369            578          1.25%          32.6%
12/31/05          1.18            2              2          1.25%          18.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          1.00%          32.7%
12/31/08          0.75            0              0          1.00%         -54.1%
12/31/07          1.63            0              0          1.00%           3.9%
12/31/06          1.57            0              0          1.00%          32.6%
12/31/05          1.18            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          33.0%
12/31/08          0.76            0              0          0.75%         -54.0%
12/31/07          1.64            0              0          0.75%           4.2%
12/31/06          1.58            0              0          0.75%          32.9%
12/31/05          1.19            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%          33.4%
12/31/08          0.76            0              0          0.50%         -53.9%
12/31/07          1.65            0              0          0.50%           4.4%
12/31/06          1.58            0              0          0.50%          33.2%
12/31/05          1.19            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%          33.7%
12/31/08          0.77            0              0          0.25%         -53.8%
12/31/07          1.66            0              0          0.25%           4.7%
12/31/06          1.59            0              0          0.25%          33.6%
12/31/05          1.19            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.00%          34.0%
12/31/08          0.78            0              0          0.00%         -53.7%
12/31/07          1.67            0              0          0.00%           4.9%
12/31/06          1.60            0              0          0.00%          33.9%
12/31/05          1.19            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              0.0%
2007              1.6%
2006              3.0%
2005              1.8%

                             AUL American Unit Trust
                               Alliance Bernstein
           Alliance Bernstein Small-Cap Growth Fund R Class-01877E602

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          479,308    $          335,832                   19,979
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          479,308
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          478,215               445,190     $               1.07
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                           1,093                   960                     1.14
                                    ------------------    ------------------
  Total                             $          479,308               446,150
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,832)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,832)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (22,294)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          168,021
                                                                                 --------------------
Net gain (loss)                                                                               145,727
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            140,895
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (4,832)  $             (1,145)
Net realized gain (loss)                                               (22,294)                   894
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   168,021                (29,731)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      140,895                (29,982)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               214,647                180,900
Cost of units redeemed                                                 (75,660)               (20,960)
                                                             -----------------   --------------------
Increase (decrease)                                                    138,987                159,940
                                                             -----------------   --------------------
Net increase (decrease)                                                279,882                129,958
Net assets, beginning                                                  199,426                 69,468
                                                             -----------------   --------------------
Net assets, ending                                           $         479,308                199,426
                                                             =================   ====================
Units sold                                                             275,292                230,262
Units redeemed                                                         (89,378)               (19,121)
                                                             -----------------   --------------------
Net increase (decrease)                                                185,914                211,141
Units outstanding, beginning                                           260,236                 49,095
                                                             -----------------   --------------------
Units outstanding, ending                                              446,150                260,236
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          474,751
Cost of units redeemed                                                                       (114,286)
Account charges                                                                                     -
Net investment income (loss)                                                                   (6,706)
Net realized gain (loss)                                                                      (17,927)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          143,476
                                                                                   ------------------
                                                                                   $          479,308
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07          445     $      478          1.25%          40.2%
12/31/08          0.77          260            199          1.25%         -45.8%
12/31/07          1.41           49             69          1.25%          12.4%
12/31/06          1.26           30             38          1.25%           9.4%
12/31/05          1.15            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          1.00%          40.5%
12/31/08          0.77            0              0          1.00%         -45.7%
12/31/07          1.42            0              0          1.00%          12.7%
12/31/06          1.26            0              0          1.00%           9.4%
12/31/05          1.15            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.75%          40.9%
12/31/08          0.78            0              0          0.75%         -45.6%
12/31/07          1.43            0              0          0.75%          13.0%
12/31/06          1.27            0              0          0.75%           9.7%
12/31/05          1.16            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.50%          41.2%
12/31/08          0.79            0              0          0.50%         -45.4%
12/31/07          1.44            0              0          0.50%          13.3%
12/31/06          1.27            0              0          0.50%          10.0%
12/31/05          1.16            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%          41.6%
12/31/08          0.79            0              0          0.25%         -45.3%
12/31/07          1.45            0              0          0.25%          13.6%
12/31/06          1.28            0              0          0.25%          10.3%
12/31/05          1.16            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            1     $        1          0.00%          42.0%
12/31/08          0.80            1              1          0.00%         -45.1%
12/31/07          1.46            0              1          0.00%          13.9%
12/31/06          1.28            0              0          0.00%          10.5%
12/31/05          1.16            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
         Alliance Bernstein Small/Mid-Cap Growth Fund R Class-018636506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          362,744    $          417,988                   84,555
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          362,744
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          149,985               160,545     $               0.93
Band 100                                        63,989                67,708                     0.95
Band 75                                              -                     -                     0.96
Band 50                                        148,770               153,819                     0.97
Band 25                                              -                     -                     0.98
Band 0                                               -                     -                     0.99
                                    ------------------    ------------------
  Total                             $          362,744               382,072
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,195)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,195)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (28,162)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          128,234
                                                                                 --------------------
Net gain (loss)                                                                               100,072
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             97,877
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,195)  $             (3,002)
Net realized gain (loss)                                               (28,162)               (43,768)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   128,234               (169,076)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       97,877               (215,846)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               108,048                 72,405
Cost of units redeemed                                                 (41,028)              (130,883)
                                                             -----------------   --------------------
Increase (decrease)                                                     67,020                (58,478)
                                                             -----------------   --------------------
Net increase (decrease)                                                164,897               (274,324)
Net assets, beginning                                                  197,847                472,171
                                                             -----------------   --------------------
Net assets, ending                                           $         362,744                197,847
                                                             =================   ====================
Units sold                                                             137,446                 71,672
Units redeemed                                                         (57,477)              (136,490)
                                                             -----------------   --------------------
Net increase (decrease)                                                 79,969                (64,818)
Units outstanding, beginning                                           302,103                366,921
                                                             -----------------   --------------------
Units outstanding, ending                                              382,072                302,103
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          753,609
Cost of units redeemed                                                                       (343,872)
Account charges                                                                                     -
Net investment income (loss)                                                                  (10,228)
Net realized gain (loss)                                                                      (70,952)
Realized gain distributions                                                                    89,431
Net change in unrealized appreciation (depreciation)                                          (55,244)
                                                                                   ------------------
                                                                                   $          362,744
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93          161     $      150          1.25%          44.6%
12/31/08          0.65          130             84          1.25%         -49.2%
12/31/07          1.27          136            174          1.25%          10.2%
12/31/06          1.15          158            182          1.25%          -0.5%
12/31/05          1.16            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95           68     $       64          1.00%          45.0%
12/31/08          0.65           33             22          1.00%         -49.1%
12/31/07          1.28           39             50          1.00%          10.5%
12/31/06          1.16           83             96          1.00%           0.2%
12/31/05          1.16            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.75%          45.3%
12/31/08          0.66            0              0          0.75%         -49.0%
12/31/07          1.29            0              0          0.75%          10.8%
12/31/06          1.16            0              0          0.75%           0.5%
12/31/05          1.16            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97          154     $      149          0.50%          45.7%
12/31/08          0.66          139             92          0.50%         -48.9%
12/31/07          1.30          192            249          0.50%          11.1%
12/31/06          1.17          171            200          0.50%           0.7%
12/31/05          1.16            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.25%          46.1%
12/31/08          0.67            0              0          0.25%         -48.7%
12/31/07          1.31            0              0          0.25%          11.3%
12/31/06          1.17            0              0          0.25%           1.0%
12/31/05          1.16            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.00%          46.4%
12/31/08          0.68            0              0          0.00%         -48.6%
12/31/07          1.32            0              0          0.00%          11.6%
12/31/06          1.18            0              0          0.00%           1.2%
12/31/05          1.16            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
          Alliance Bernstein Small/Mid-Cap Value Fund R Class-018914507

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      336,799  $      338,026          24,300
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      336,799
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      336,799         303,697  $         1.11
Band 100                                       -               -            1.12
Band 75                                        -               -            1.13
Band 50                                        -               -            1.15
Band 25                                        -               -            1.16
Band 0                                         -               -            1.17
                                  --------------  --------------
  Total                           $      336,799         303,697
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          677
Mortality & expense charges                                               (3,109)
                                                                  --------------
Net investment income (loss)                                              (2,432)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (26,268)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     118,634
                                                                  --------------
Net gain (loss)                                                           92,366
                                                                  --------------
Increase (decrease) in net assets from operations                 $       89,934
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (2,432)      $      (1,705)
Net realized gain (loss)                                          (26,268)            (30,537)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              118,634             (69,034)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  89,934            (101,276)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           89,560             116,898
Cost of units redeemed                                            (43,452)           (106,737)
                                                            -------------       -------------
Increase (decrease)                                                46,108              10,161
                                                            -------------       -------------
Net increase (decrease)                                           136,042             (91,115)
Net assets, beginning                                             200,757             291,872
                                                            -------------       -------------
Net assets, ending                                          $     336,799             200,757
                                                            =============       =============
Units sold                                                        100,896             112,947
Units redeemed                                                    (50,287)            (97,321)
                                                            -------------       -------------
Net increase (decrease)                                            50,609              15,626
Units outstanding, beginning                                      253,088             237,462
                                                            -------------       -------------
Units outstanding, ending                                         303,697             253,088
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       739,720
Cost of units redeemed                                                  (376,132)
Account charges                                                                -
Net investment income (loss)                                              (6,546)
Net realized gain (loss)                                                 (47,565)
Realized gain distributions                                               28,549
Net change in unrealized appreciation (depreciation)                      (1,227)
                                                                 ---------------
                                                                 $       336,799
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.11          304   $       337           1.25%           39.8%
12/31/08         0.79          253           201           1.25%          -35.5%
12/31/07         1.23          237           292           1.25%            0.8%
12/31/06         1.22           49            60           1.25%           11.8%
12/31/05         1.09            0             0           1.25%            0.0%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.12             0   $        0           1.00%           40.2%
12/31/08         0.80             0            0           1.00%          -35.3%
12/31/07         1.24             0            0           1.00%            1.1%
12/31/06         1.22             0            0           1.00%           12.3%
12/31/05         1.09             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.13             0   $        0           0.75%           40.5%
12/31/08         0.81             0            0           0.75%          -35.1%
12/31/07         1.25             0            0           0.75%            1.2%
12/31/06         1.23             0            0           0.75%           12.8%
12/31/05         1.09             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.15             0   $        0           0.50%           40.9%
12/31/08         0.82             0            0           0.50%          -35.0%
12/31/07         1.25             0            0           0.50%            1.6%
12/31/06         1.23             0            0           0.50%           12.9%
12/31/05         1.09             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.16             0   $        0           0.25%           41.2%
12/31/08         0.82             0            0           0.25%          -34.8%
12/31/07         1.26             0            0           0.25%            1.9%
12/31/06         1.24             0            0           0.25%           13.1%
12/31/05         1.09             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.17             0   $        0           0.00%           41.6%
12/31/08         0.83             0            0           0.00%          -34.6%
12/31/07         1.27             0            0           0.00%            2.1%
12/31/06         1.24             0            0           0.00%           13.4%
12/31/05         1.10             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.3%
2008             0.6%
2007             0.2%
2006             1.1%
2005             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
                 Alliance Bernstein Value Fund R Class-018915504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           90,922    $           97,947                   11,115
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           90,922
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           48,016                60,625     $               0.79
Band 100                                        42,906                53,550                     0.80
Band 75                                              -                     -                     0.81
Band 50                                              -                     -                     0.82
Band 25                                              -                     -                     0.83
Band 0                                               -                     -                     0.84
                                    ------------------    ------------------
  Total                             $           90,922               114,175
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,272
Mortality & expense charges                                                                      (786)
                                                                                 --------------------
Net investment income (loss)                                                                      486
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (42,960)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           52,407
                                                                                 --------------------
Net gain (loss)                                                                                 9,447
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              9,933
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             486   $                841
Net realized gain (loss)                                               (42,960)               (21,660)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    52,407                (42,516)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        9,933                (63,335)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                26,837                 26,142
Cost of units redeemed                                                 (14,465)               (47,313)
                                                             -----------------   --------------------
Increase (decrease)                                                     12,372                (21,171)
                                                             -----------------   --------------------
Net increase (decrease)                                                 22,305                (84,506)
Net assets, beginning                                                   68,617                153,123
                                                             -----------------   --------------------
Net assets, ending                                           $          90,922                 68,617
                                                             =================   ====================
Units sold                                                              67,333                 26,121
Units redeemed                                                         (54,469)               (54,043)
                                                             -----------------   --------------------
Net increase (decrease)                                                 12,864                (27,922)
Units outstanding, beginning                                           101,311                129,233
                                                             -----------------   --------------------
Units outstanding, ending                                              114,175                101,311
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          244,180
Cost of units redeemed                                                                       (102,026)
Account charges                                                                                     -
Net investment income (loss)                                                                    3,327
Net realized gain (loss)                                                                      (61,742)
Realized gain distributions                                                                    14,208
Net change in unrealized appreciation (depreciation)                                           (7,025)
                                                                                   ------------------
                                                                                   $           90,922
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79           61     $       48          1.25%          17.3%
12/31/08          0.68           66             44          1.25%         -42.9%
12/31/07          1.18           75             88          1.25%          -5.9%
12/31/06          1.26           44             56          1.25%          19.6%
12/31/05          1.05            3              3          1.25%           5.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80           54     $       43          1.00%          17.6%
12/31/08          0.68           35             24          1.00%         -42.7%
12/31/07          1.19           55             65          1.00%          -5.7%
12/31/06          1.26           44             55          1.00%          19.6%
12/31/05          1.05            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.75%          17.9%
12/31/08          0.69            0              0          0.75%         -42.6%
12/31/07          1.20            0              0          0.75%          -5.4%
12/31/06          1.27            0              0          0.75%          19.9%
12/31/05          1.06            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.50%          18.2%
12/31/08          0.69            0              0          0.50%         -42.4%
12/31/07          1.20            0              0          0.50%          -5.2%
12/31/06          1.27            0              0          0.50%          20.2%
12/31/05          1.06            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.25%          18.5%
12/31/08          0.70            0              0          0.25%         -42.3%
12/31/07          1.21            0              0          0.25%          -5.0%
12/31/06          1.28            0              0          0.25%          20.5%
12/31/05          1.06            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.00%          18.8%
12/31/08          0.71            0              0          0.00%         -42.1%
12/31/07          1.22            0              0          0.00%          -4.7%
12/31/06          1.28            0              0          0.00%          20.8%
12/31/05          1.06            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              2.0%
2007              2.1%
2006              2.4%
2005              2.3%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2010 Strategy Advisor Class-01879T763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,630,254    $        3,744,158                  391,613
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,630,254
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          274,606               326,212     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                      3,355,648             3,902,220                     0.86
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
  Total                             $        3,630,254             4,228,432
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             78,559
Mortality & expense charges                                                                   (10,595)
                                                                                 --------------------
Net investment income (loss)                                                                   67,964
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (347,323)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,120,100
                                                                                 --------------------
Net gain (loss)                                                                               772,777
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            840,741
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          67,964   $            103,878
Net realized gain (loss)                                              (347,323)              (348,605)
Realized gain distributions                                                  -                123,288
Net change in unrealized appreciation (depreciation)                 1,120,100             (1,234,004)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      840,741             (1,355,443)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               569,188              6,537,165
Cost of units redeemed                                                (891,536)            (2,069,861)
                                                             -----------------   --------------------
Increase (decrease)                                                   (322,348)             4,467,304
                                                             -----------------   --------------------
Net increase (decrease)                                                518,393              3,111,861
Net assets, beginning                                                3,111,861                      -
                                                             -----------------   --------------------
Net assets, ending                                           $       3,630,254              3,111,861
                                                             =================   ====================
Units sold                                                             818,444              7,355,958
Units redeemed                                                      (1,272,471)            (2,673,499)
                                                             -----------------   --------------------
Net increase (decrease)                                               (454,027)             4,682,459
Units outstanding, beginning                                         4,682,459                      -
                                                             -----------------   --------------------
Units outstanding, ending                                            4,228,432              4,682,459
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,106,353
Cost of units redeemed                                                                     (2,961,397)
Account charges                                                                                     -
Net investment income (loss)                                                                  171,842
Net realized gain (loss)                                                                     (695,928)
Realized gain distributions                                                                   123,288
Net change in unrealized appreciation (depreciation)                                         (113,904)
                                                                                   ------------------
                                                                                   $        3,630,254
                                                                                   ==================


The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84          326     $      275          1.25%          28.0%
12/31/08          0.66          201            132          1.25%         -33.5%
12/31/07          0.99            0              0          1.25%          -1.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          28.4%
12/31/08          0.66            0              0          1.00%         -33.4%
12/31/07          0.99            0              0          1.00%          -1.0%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          28.7%
12/31/08          0.66            0              0          0.75%         -33.2%
12/31/07          0.99            0              0          0.75%          -1.0%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          29.0%
12/31/08          0.66            0              0          0.50%         -33.0%
12/31/07          0.99            0              0          0.50%          -1.0%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86        3,902     $    3,356          0.25%          29.3%
12/31/08          0.66        4,481          2,980          0.25%         -32.9%
12/31/07          0.99            0              0          0.25%          -0.9%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          29.7%
12/31/08          0.67            0              0          0.00%         -32.7%
12/31/07          0.99            0              0          0.00%          -0.9%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.3%
2008              7.2%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2010 Strategy R Class-01879T359

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          137,301    $          110,772                   14,875
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          137,301
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          137,301               164,661     $               0.83
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.85
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
  Total                             $          137,301               164,661
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,353
Mortality & expense charges                                                                    (1,358)
                                                                                 --------------------
Net investment income (loss)                                                                      995
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,808
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           26,457
                                                                                 --------------------
Net gain (loss)                                                                                29,265
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             30,260
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             995   $              1,091
Net realized gain (loss)                                                 2,808                   (595)
Realized gain distributions                                                  -                  1,573
Net change in unrealized appreciation (depreciation)                    26,457                     72
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       30,260                  2,141
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                54,844                 69,521
Cost of units redeemed                                                 (17,706)                (1,759)
                                                             -----------------   --------------------
Increase (decrease)                                                     37,138                 67,762
                                                             -----------------   --------------------
Net increase (decrease)                                                 67,398                 69,903
Net assets, beginning                                                   69,903                      -
                                                             -----------------   --------------------
Net assets, ending                                            $        137,301                 69,903
                                                             =================   ====================
Units sold                                                              80,692                109,609
Units redeemed                                                         (22,896)                (2,744)
                                                             -----------------   --------------------
Net increase (decrease)                                                 57,796                106,865
Units outstanding, beginning                                           106,865                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              164,661                106,865
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          124,365
Cost of units redeemed                                                                        (19,465)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,086
Net realized gain (loss)                                                                        2,213
Realized gain distributions                                                                     1,573
Net change in unrealized appreciation (depreciation)                                           26,529
                                                                                   ------------------
                                                                                   $          137,301
                                                                                   ==================


The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83          165     $      137          1.25%          27.5%
12/31/08          0.65          107             70          1.25%         -33.9%
12/31/07          0.99            0              0          1.25%          -1.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          1.00%          27.8%
12/31/08          0.66            0              0          1.00%         -33.7%
12/31/07          0.99            0              0          1.00%          -1.0%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.75%          28.1%
12/31/08          0.66            0              0          0.75%         -33.5%
12/31/07          0.99            0              0          0.75%          -1.0%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          28.4%
12/31/08          0.66            0              0          0.50%         -33.4%
12/31/07          0.99            0              0          0.50%          -1.0%
11/12/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.25%          28.8%
12/31/08          0.66            0              0          0.25%         -33.2%
12/31/07          0.99            0              0          0.25%          -0.9%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          29.1%
12/31/08          0.66            0              0          0.00%         -33.0%
12/31/07          0.99            0              0          0.00%          -0.9%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.3%
2008              3.3%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2015 Strategy Advisor Class-01879T722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,816,468    $        8,467,767                  840,480
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,816,468
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          813,334               997,148     $               0.82
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.82
Band 50                                              -                     -                     0.83
Band 25                                      7,003,134             8,404,672                     0.83
Band 0                                               -                     -                     0.84
                                    ------------------    ------------------
 Total                              $        7,816,468             9,401,820
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            161,190
Mortality & expense charges                                                                   (22,014)
                                                                                 --------------------
Net investment income (loss)                                                                  139,176
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (202,734)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,862,753
                                                                                 --------------------
Net gain (loss)                                                                             1,660,019
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,799,195
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         139,176     $          154,822
Net realized gain (loss)                                              (202,734)              (202,776)
Realized gain distributions                                                  -                188,711
Net change in unrealized appreciation (depreciation)                 1,862,753             (2,514,052)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,799,195             (2,373,295)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,188,237              9,314,680
Cost of units redeemed                                                (550,007)            (1,562,342)
                                                             -----------------     ------------------
Increase (decrease)                                                    638,230              7,752,338
                                                             -----------------     ------------------
Net increase (decrease)                                              2,437,425              5,379,043
Net assets, beginning                                                5,379,043                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       7,816,468              5,379,043
                                                             =================     ==================
Units sold                                                           1,737,314             10,428,253
Units redeemed                                                        (791,099)            (1,972,648)
                                                             -----------------     ------------------
Net increase (decrease)                                                946,215              8,455,605
Units outstanding, beginning                                         8,455,605                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            9,401,820              8,455,605
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       10,502,917
Cost of units redeemed                                                                     (2,112,349)
Account charges                                                                                     -
Net investment income (loss)                                                                  293,998
Net realized gain (loss)                                                                     (405,510)
Realized gain distributions                                                                   188,711
Net change in unrealized appreciation (depreciation)                                         (651,299)
                                                                                   ------------------
                                                                                   $        7,816,468
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82          997     $      813          1.25%          29.5%
12/31/08          0.63          750            472          1.25%         -36.3%
12/31/07          0.99            0              0          1.25%          -1.2%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          1.00%          29.9%
12/31/08          0.63            0              0          1.00%         -36.1%
12/31/07          0.99            0              0          1.00%          -1.2%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.75%          30.2%
12/31/08          0.63            0              0          0.75%         -35.9%
12/31/07          0.99            0              0          0.75%          -1.1%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.50%          30.5%
12/31/08          0.63            0              0          0.50%         -35.8%
12/31/07          0.99            0              0          0.50%          -1.1%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83        8,405     $    7,003          0.25%          30.9%
12/31/08          0.64        7,706          4,907          0.25%         -35.6%
12/31/07          0.99            0              0          0.25%          -1.1%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.00%          31.2%
12/31/08          0.64            0              0          0.00%         -35.5%
12/31/07          0.99            0              0          0.00%          -1.0%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.4%
2008              6.3%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2015 Strategy R Class-01879T326

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          707,049    $          654,369                   76,520
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          707,049
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          707,049               876,249     $               0.81
Band 100                                             -                     -                     0.81
Band 75                                              -                     -                     0.82
Band 50                                              -                     -                     0.82
Band 25                                              -                     -                     0.82
Band 0                                               -                     -                     0.83
                                    ------------------    ------------------
 Total                              $          707,049               876,249
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             11,037
Mortality & expense charges                                                                    (5,572)
                                                                                 --------------------
Net investment income (loss)                                                                    5,465
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,315)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          124,120
                                                                                 --------------------
Net gain (loss)                                                                               122,805
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            128,270
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,465     $            4,496
Net realized gain (loss)                                                (1,315)                (3,174)
Realized gain distributions                                                  -                  7,947
Net change in unrealized appreciation (depreciation)                   124,120                (71,440)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      128,270                (62,171)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               360,067                300,235
Cost of units redeemed                                                  (4,724)               (14,628)
                                                             -----------------     ------------------
Increase (decrease)                                                    355,343                285,607
                                                             -----------------     ------------------
Net increase (decrease)                                                483,613                223,436
Net assets, beginning                                                  223,436                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         707,049                223,436
                                                             =================     ==================
Units sold                                                             526,275                375,584
Units redeemed                                                          (6,700)               (18,910)
                                                             -----------------     ------------------
Net increase (decrease)                                                519,575                356,674
Units outstanding, beginning                                           356,674                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              876,249                356,674
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          660,302
Cost of units redeemed                                                                        (19,352)
Account charges                                                                                     -
Net investment income (loss)                                                                    9,961
Net realized gain (loss)                                                                       (4,489)
Realized gain distributions                                                                     7,947
Net change in unrealized appreciation (depreciation)                                           52,680
                                                                                   ------------------
                                                                                   $          707,049
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81          876     $      707          1.25%          28.8%
12/31/08          0.63          357            223          1.25%         -36.6%
12/31/07          0.99            0              0          1.25%          -1.2%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          1.00%          29.1%
12/31/08          0.63            0              0          1.00%         -36.4%
12/31/07          0.99            0              0          1.00%          -1.2%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.75%          29.5%
12/31/08          0.63            0              0          0.75%         -36.2%
12/31/07          0.99            0              0          0.75%          -1.2%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.50%          29.8%
12/31/08          0.63            0              0          0.50%         -36.1%
12/31/07          0.99            0              0          0.50%          -1.1%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.25%          30.1%
12/31/08          0.63            0              0          0.25%         -35.9%
12/31/07          0.99            0              0          0.25%          -1.1%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.00%          30.4%
12/31/08          0.64            0              0          0.00%         -35.8%
12/31/07          0.99            0              0          0.00%          -1.1%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.4%
2008              5.1%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2020 Strategy Advisor Class-01879T672

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,994,839    $        6,641,665                  658,050
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,994,839
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          446,619               566,285     $               0.79
Band 100                                             -                     -                     0.79
Band 75                                              -                     -                     0.80
Band 50                                              -                     -                     0.80
Band 25                                      5,548,220             6,886,357                     0.81
Band 0                                               -                     -                     0.81
                                    ------------------    ------------------
 Total                              $        5,994,839             7,452,642
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            121,263
Mortality & expense charges                                                                   (15,372)
                                                                                 --------------------
Net investment income (loss)                                                                  105,891
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (276,063)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,633,665
                                                                                 --------------------
Net gain (loss)                                                                             1,357,602
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,463,493
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         105,891     $          115,304
Net realized gain (loss)                                              (276,063)               (54,102)
Realized gain distributions                                                  -                173,533
Net change in unrealized appreciation (depreciation)                 1,633,665             (2,280,491)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,463,493             (2,045,756)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               866,496              7,049,559
Cost of units redeemed                                                (704,506)              (634,447)
                                                             -----------------     ------------------
Increase (decrease)                                                    161,990              6,415,112
                                                             -----------------     ------------------
Net increase (decrease)                                              1,625,483              4,369,356
Net assets, beginning                                                4,369,356                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       5,994,839              4,369,356
                                                             =================     ==================
Units sold                                                           1,325,662              7,943,667
Units redeemed                                                      (1,033,190)              (783,497)
                                                             -----------------     ------------------
Net increase (decrease)                                                292,472              7,160,170
Units outstanding, beginning                                         7,160,170                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            7,452,642              7,160,170
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,916,055
Cost of units redeemed                                                                     (1,338,953)
Account charges                                                                                     -
Net investment income (loss)                                                                  221,195
Net realized gain (loss)                                                                     (330,165)
Realized gain distributions                                                                   173,533
Net change in unrealized appreciation (depreciation)                                         (646,826)
                                                                                   ------------------
                                                                                   $        5,994,839
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79          566     $      447          1.25%          30.7%
12/31/08          0.60          303            183          1.25%         -38.8%
12/31/07          0.99            0              0          1.25%          -1.3%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          1.00%          31.0%
12/31/08          0.61            0              0          1.00%         -38.7%
12/31/07          0.99            0              0          1.00%          -1.3%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.75%          31.3%
12/31/08          0.61            0              0          0.75%         -38.5%
12/31/07          0.99            0              0          0.75%          -1.2%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.50%          31.6%
12/31/08          0.61            0              0          0.50%         -38.4%
12/31/07          0.99            0              0          0.50%          -1.2%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81        6,886     $    5,548          0.25%          32.0%
12/31/08          0.61        6,857          4,186          0.25%         -38.2%
12/31/07          0.99            0              0          0.25%          -1.2%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.00%          32.3%
12/31/08          0.61            0              0          0.00%         -38.1%
12/31/07          0.99            0              0          0.00%          -1.2%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.3%
2008              5.7%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2020 Strategy R Class-01879T284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          734,044    $          621,054                   81,109
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          734,044
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          734,044               940,323     $               0.78
Band 100                                             -                     -                     0.78
Band 75                                              -                     -                     0.79
Band 50                                              -                     -                     0.79
Band 25                                              -                     -                     0.80
Band 0                                               -                     -                     0.80
                                    ------------------    ------------------
 Total                              $          734,044               940,323
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             11,371
Mortality & expense charges                                                                    (4,861)
                                                                                 --------------------
Net investment income (loss)                                                                    6,510
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          195
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          115,435
                                                                                 --------------------
Net gain (loss)                                                                               115,630
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            122,140
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           6,510     $            1,144
Net realized gain (loss)                                                   195                   (242)
Realized gain distributions                                                  -                  2,311
Net change in unrealized appreciation (depreciation)                   115,435                 (2,445)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      122,140                    768
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               548,424                 97,989
Cost of units redeemed                                                 (34,817)                  (460)
                                                             -----------------     ------------------
Increase (decrease)                                                    513,607                 97,529
                                                             -----------------     ------------------
Net increase (decrease)                                                635,747                 98,297
Net assets, beginning                                                   98,297                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         734,044                 98,297
                                                             =================     ==================
Units sold                                                             827,938                164,404
Units redeemed                                                         (51,253)                  (766)
                                                             -----------------     ------------------
Net increase (decrease)                                                776,685                163,638
Units outstanding, beginning                                           163,638                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              940,323                163,638
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          646,413
Cost of units redeemed                                                                        (35,277)
Account charges                                                                                     -
Net investment income (loss)                                                                    7,654
Net realized gain (loss)                                                                          (47)
Realized gain distributions                                                                     2,311
Net change in unrealized appreciation (depreciation)                                          112,990
                                                                                   ------------------
                                                                                   $          734,044
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78          940     $      734          1.25%          30.0%
12/31/08          0.60          164             98          1.25%         -39.1%
12/31/07          0.99            0              0          1.25%          -1.4%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          1.00%          30.3%
12/31/08          0.60            0              0          1.00%         -38.9%
12/31/07          0.99            0              0          1.00%          -1.3%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.75%          30.6%
12/31/08          0.60            0              0          0.75%         -38.8%
12/31/07          0.99            0              0          0.75%          -1.3%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.50%          30.9%
12/31/08          0.61            0              0          0.50%         -38.6%
12/31/07          0.99            0              0          0.50%          -1.3%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.25%          31.3%
12/31/08          0.61            0              0          0.25%         -38.5%
12/31/07          0.99            0              0          0.25%          -1.2%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.00%          31.6%
12/31/08          0.61            0              0          0.00%         -38.3%
12/31/07          0.99            0              0          0.00%          -1.2%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.7%
2008              2.6%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2025 Strategy R Class-01879T250

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          555,558    $          439,811                   60,783
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          555,558
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          555,558               731,242     $               0.76
Band 100                                             -                     -                     0.76
Band 75                                              -                     -                     0.77
Band 50                                              -                     -                     0.77
Band 25                                              -                     -                     0.78
Band 0                                               -                     -                     0.78
                                    ------------------    ------------------
 Total                              $          555,558               731,242
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,184
Mortality & expense charges                                                                    (4,477)
                                                                                 --------------------
Net investment income (loss)                                                                    3,707
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,981)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          118,708
                                                                                 --------------------
Net gain (loss)                                                                               112,727
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            116,434
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,707     $              660
Net realized gain (loss)                                                (5,981)                  (228)
Realized gain distributions                                                  -                  1,610
Net change in unrealized appreciation (depreciation)                   118,708                 (2,961)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      116,434                   (919)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               436,571                 50,115
Cost of units redeemed                                                 (46,231)                  (412)
                                                             -----------------     ------------------
Increase (decrease)                                                    390,340                 49,703
                                                             -----------------     ------------------
Net increase (decrease)                                                506,774                 48,784
Net assets, beginning                                                   48,784                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         555,558                 48,784
                                                             =================     ==================
Units sold                                                             741,027                 84,798
Units redeemed                                                         (93,873)                  (710)
                                                             -----------------     ------------------
Net increase (decrease)                                                647,154                 84,088
Units outstanding, beginning                                            84,088                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              731,242                 84,088
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          486,686
Cost of units redeemed                                                                        (46,643)
Account charges                                                                                     -
Net investment income (loss)                                                                    4,367
Net realized gain (loss)                                                                       (6,209)
Realized gain distributions                                                                     1,610
Net change in unrealized appreciation (depreciation)                                          115,747
                                                                                   ------------------
                                                                                   $          555,558
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76          731     $      556          1.25%          31.0%
12/31/08          0.58           84             49          1.25%         -41.0%
12/31/07          0.98            0              0          1.25%          -1.6%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          1.00%          31.3%
12/31/08          0.58            0              0          1.00%         -40.9%
12/31/07          0.98            0              0          1.00%          -1.6%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.75%          31.6%
12/31/08          0.58            0              0          0.75%         -40.7%
12/31/07          0.98            0              0          0.75%          -1.5%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.50%          31.9%
12/31/08          0.59            0              0          0.50%         -40.6%
12/31/07          0.99            0              0          0.50%          -1.5%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.25%          32.3%
12/31/08          0.59            0              0          0.25%         -40.4%
12/31/07          0.99            0              0          0.25%          -1.5%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.00%          32.6%
12/31/08          0.59            0              0          0.00%         -40.3%
12/31/07          0.99            0              0          0.00%          -1.4%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.7%
2008              3.0%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2025 Strategy Advisor Class-01879T631

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,919,116    $        5,430,805                  535,851
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,919,116
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          920,427             1,197,849     $               0.77
Band 100                                             -                     -                     0.77
Band 75                                              -                     -                     0.78
Band 50                                              -                     -                     0.78
Band 25                                      3,998,689             5,094,033                     0.78
Band 0                                               -                     -                     0.79
                                    ------------------    ------------------
 Total                              $        4,919,116             6,291,882
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             92,224
Mortality & expense charges                                                                   (17,006)
                                                                                 --------------------
Net investment income (loss)                                                                   75,218
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (195,431)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,269,545
                                                                                 --------------------
Net gain (loss)                                                                             1,074,114
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,149,332
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          75,218     $           74,339
Net realized gain (loss)                                              (195,431)              (195,522)
Realized gain distributions                                                  -                142,882
Net change in unrealized appreciation (depreciation)                 1,269,545             (1,781,234)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,149,332             (1,759,535)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               763,374              7,206,854
Cost of units redeemed                                                (317,048)            (2,123,861)
                                                             -----------------     ------------------
Increase (decrease)                                                    446,326              5,082,993
                                                             -----------------     ------------------
Net increase (decrease)                                              1,595,658              3,323,458
Net assets, beginning                                                3,323,458                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       4,919,116              3,323,458
                                                             =================     ==================
Units sold                                                           1,207,836              8,338,052
Units redeemed                                                        (561,643)            (2,692,363)
                                                             -----------------     ------------------
Net increase (decrease)                                                646,193              5,645,689
Units outstanding, beginning                                         5,645,689                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            6,291,882              5,645,689
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,970,228
Cost of units redeemed                                                                     (2,440,909)
Account charges                                                                                     -
Net investment income (loss)                                                                  149,557
Net realized gain (loss)                                                                     (390,953)
Realized gain distributions                                                                   142,882
Net change in unrealized appreciation (depreciation)                                         (511,689)
                                                                                   ------------------
                                                                                   $        4,919,116
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77        1,198     $      920          1.25%          31.7%
12/31/08          0.58        1,284            749          1.25%         -40.7%
12/31/07          0.98            0              0          1.25%          -1.5%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          1.00%          32.0%
12/31/08          0.59            0              0          1.00%         -40.6%
12/31/07          0.99            0              0          1.00%          -1.5%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.75%          32.3%
12/31/08          0.59            0              0          0.75%         -40.5%
12/31/07          0.99            0              0          0.75%          -1.5%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.50%          32.7%
12/31/08          0.59            0              0          0.50%         -40.3%
12/31/07          0.99            0              0          0.50%          -1.4%
11/12/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78        5,094     $    3,999          0.25%          33.0%
12/31/08          0.59        4,362          2,574          0.25%         -40.2%
12/31/07          0.99            0              0          0.25%          -1.4%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.00%          33.3%
12/31/08          0.59            0              0          0.00%         -40.0%
12/31/07          0.99            0              0          0.00%          -1.4%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              5.2%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2030 Strategy Advisor Class-01879T581

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,421,468    $        3,731,812                  376,399
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,421,468
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          805,504             1,066,230     $               0.76
Band 100                                             -                     -                     0.76
Band 75                                              -                     -                     0.76
Band 50                                              -                     -                     0.77
Band 25                                      2,615,964             3,389,582                     0.77
Band 0                                               -                     -                     0.78
                                    ------------------    ------------------
 Total                              $        3,421,468             4,455,812
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             57,857
Mortality & expense charges                                                                   (13,872)
                                                                                 --------------------
Net investment income (loss)                                                                   43,985
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (212,382)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          983,808
                                                                                 --------------------
Net gain (loss)                                                                               771,426
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            815,411
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          43,985     $           45,261
Net realized gain (loss)                                              (212,382)              (140,779)
Realized gain distributions                                                  -                 93,842
Net change in unrealized appreciation (depreciation)                   983,808             (1,294,152)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      815,411             (1,295,828)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               572,956              5,835,859
Cost of units redeemed                                                (405,992)            (2,100,938)
                                                             -----------------     ------------------
Increase (decrease)                                                    166,964              3,734,921
                                                             -----------------     ------------------
Net increase (decrease)                                                982,375              2,439,093
Net assets, beginning                                                2,439,093                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       3,421,468              2,439,093
                                                             =================     ==================
Units sold                                                             913,895              6,836,488
Units redeemed                                                        (661,227)            (2,633,344)
                                                             -----------------     ------------------
Net increase (decrease)                                                252,668              4,203,144
Units outstanding, beginning                                         4,203,144                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            4,455,812              4,203,144
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,408,815
Cost of units redeemed                                                                     (2,506,930)
Account charges                                                                                     -
Net investment income (loss)                                                                   89,246
Net realized gain (loss)                                                                     (353,161)
Realized gain distributions                                                                    93,842
Net change in unrealized appreciation (depreciation)                                         (310,344)
                                                                                   ------------------
                                                                                   $        3,421,468
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76        1,066     $      806          1.25%          31.3%
12/31/08          0.58        1,151            663          1.25%         -41.5%
12/31/07          0.98            0              0          1.25%          -1.6%
11/12/07          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          1.00%          31.6%
12/31/08          0.58            0              0          1.00%         -41.4%
12/31/07          0.98            0              0          1.00%          -1.5%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.75%          31.9%
12/31/08          0.58            0              0          0.75%         -41.2%
12/31/07          0.98            0              0          0.75%          -1.5%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.50%          32.3%
12/31/08          0.58            0              0          0.50%         -41.1%
12/31/07          0.99            0              0          0.50%          -1.5%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77        3,390     $    2,616          0.25%          32.6%
12/31/08          0.58        3,052          1,777          0.25%         -40.9%
12/31/07          0.99            0              0          0.25%          -1.5%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.00%          32.9%
12/31/08          0.58            0              0          0.00%         -40.8%
12/31/07          0.99            0              0          0.00%          -1.4%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.0%
2008              4.4%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2030 Strategy R Class-01879T227

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          545,546    $          479,527                   60,281
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          545,546
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          545,546               730,207     $               0.75
Band 100                                             -                     -                     0.75
Band 75                                              -                     -                     0.76
Band 50                                              -                     -                     0.76
Band 25                                              -                     -                     0.76
Band 0                                               -                     -                     0.77
                                    ------------------    ------------------
 Total                              $          545,546               730,207
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              6,824
Mortality & expense charges                                                                    (4,491)
                                                                                 --------------------
Net investment income (loss)                                                                    2,333
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,437)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          125,281
                                                                                 --------------------
Net gain (loss)                                                                               119,844
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            122,177
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,333     $            1,392
Net realized gain (loss)                                                (5,437)                (1,312)
Realized gain distributions                                                  -                  5,486
Net change in unrealized appreciation (depreciation)                   125,281                (59,262)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      122,177                (53,696)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               269,692                230,517
Cost of units redeemed                                                 (14,430)                (8,714)
                                                             -----------------     ------------------
Increase (decrease)                                                    255,262                221,803
                                                             -----------------     ------------------
Net increase (decrease)                                                377,439                168,107
Net assets, beginning                                                  168,107                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         545,546                168,107
                                                             =================     ==================
Units sold                                                             460,938                305,093
Units redeemed                                                         (24,737)               (11,087)
                                                             -----------------     ------------------
Net increase (decrease)                                                436,201                294,006
Units outstanding, beginning                                           294,006                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              730,207                294,006
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          500,209
Cost of units redeemed                                                                        (23,144)
Account charges                                                                                     -
Net investment income (loss)                                                                    3,725
Net realized gain (loss)                                                                       (6,749)
Realized gain distributions                                                                     5,486
Net change in unrealized appreciation (depreciation)                                           66,019
                                                                                   ------------------
                                                                                   $          545,546
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75          730     $      546          1.25%          30.7%
12/31/08          0.57          294            168          1.25%         -41.8%
12/31/07          0.98            0              0          1.25%          -1.7%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          1.00%          31.0%
12/31/08          0.57            0              0          1.00%         -41.7%
12/31/07          0.98            0              0          1.00%          -1.7%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.75%          31.3%
12/31/08          0.58            0              0          0.75%         -41.5%
12/31/07          0.98            0              0          0.75%          -1.7%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.50%          31.6%
12/31/08          0.58            0              0          0.50%         -41.4%
12/31/07          0.98            0              0          0.50%          -1.6%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.25%          32.0%
12/31/08          0.58            0              0          0.25%         -41.2%
12/31/07          0.98            0              0          0.25%          -1.6%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.00%          32.3%
12/31/08          0.58            0              0          0.00%         -41.1%
12/31/07          0.98            0              0          0.00%          -1.6%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.9%
2008              2.7%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2035 Strategy Advisor Class-01879T540

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,934,155    $        2,108,195                  213,718
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,934,155
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          187,907               253,369     $               0.74
Band 100                                             -                     -                     0.75
Band 75                                              -                     -                     0.75
Band 50                                              -                     -                     0.75
Band 25                                      1,746,248             2,304,853                     0.76
Band 0                                               -                     -                     0.76
                                    ------------------    ------------------
 Total                              $        1,934,155             2,558,222
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             19,652
Mortality & expense charges                                                                    (4,896)
                                                                                 --------------------
Net investment income (loss)                                                                   14,756
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (45,688)
Realized gain distributions                                                                     7,184
Net change in unrealized appreciation (depreciation)                                          470,510
                                                                                 --------------------
Net gain (loss)                                                                               432,006
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            446,762
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          14,756     $           19,988
Net realized gain (loss)                                               (45,688)                (7,287)
Realized gain distributions                                              7,184                 44,179
Net change in unrealized appreciation (depreciation)                   470,510               (644,550)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      446,762               (587,670)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               422,854              1,869,975
Cost of units redeemed                                                (117,143)              (100,623)
                                                             -----------------     ------------------
Increase (decrease)                                                    305,711              1,769,352
                                                             -----------------     ------------------
Net increase (decrease)                                                752,473              1,181,682
Net assets, beginning                                                1,181,682                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       1,934,155              1,181,682
                                                             =================     ==================
Units sold                                                             684,567              2,173,144
Units redeemed                                                        (176,585)              (122,904)
                                                             -----------------     ------------------
Net increase (decrease)                                                507,982              2,050,240
Units outstanding, beginning                                         2,050,240                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            2,558,222              2,050,240
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,292,829
Cost of units redeemed                                                                       (217,766)
Account charges                                                                                     -
Net investment income (loss)                                                                   34,744
Net realized gain (loss)                                                                      (52,975)
Realized gain distributions                                                                    51,363
Net change in unrealized appreciation (depreciation)                                         (174,040)
                                                                                   ------------------
                                                                                   $        1,934,155
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74          253     $      188          1.25%          30.1%
12/31/08          0.57           96             55          1.25%         -42.0%
12/31/07          0.98            0              0          1.25%          -1.7%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          1.00%          30.4%
12/31/08          0.57            0              0          1.00%         -41.8%
12/31/07          0.98            0              0          1.00%          -1.7%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.75%          30.7%
12/31/08          0.57            0              0          0.75%         -41.7%
12/31/07          0.98            0              0          0.75%          -1.7%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          31.1%
12/31/08          0.58            0              0          0.50%         -41.5%
12/31/07          0.98            0              0          0.50%          -1.6%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76        2,305     $    1,746          0.25%          31.4%
12/31/08          0.58        1,954          1,127          0.25%         -41.4%
12/31/07          0.98            0              0          0.25%          -1.6%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.00%          31.7%
12/31/08          0.58            0              0          0.00%         -41.2%
12/31/07          0.98            0              0          0.00%          -1.6%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              3.8%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2035 Strategy R Class-01879T185

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          274,261    $          233,079                   30,575
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          274,261
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          274,261               373,507     $               0.73
Band 100                                             -                     -                     0.74
Band 75                                              -                     -                     0.74
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.75
Band 0                                               -                     -                     0.75
                                    ------------------    ------------------
 Total                              $          274,261               373,507
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,633
Mortality & expense charges                                                                    (1,712)
                                                                                 --------------------
Net investment income (loss)                                                                      (79)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (777)
Realized gain distributions                                                                     1,009
Net change in unrealized appreciation (depreciation)                                           42,055
                                                                                 --------------------
Net gain (loss)                                                                                42,287
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             42,208
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (79)    $              295
Net realized gain (loss)                                                  (777)                  (154)
Realized gain distributions                                              1,009                    862
Net change in unrealized appreciation (depreciation)                    42,055                   (873)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       42,208                    130
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               215,094                 28,241
Cost of units redeemed                                                 (11,132)                  (280)
                                                             -----------------     ------------------
Increase (decrease)                                                    203,962                 27,961
                                                             -----------------     ------------------
Net increase (decrease)                                                246,170                 28,091
Net assets, beginning                                                   28,091                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         274,261                 28,091
                                                             =================     ==================
Units sold                                                             343,074                 50,037
Units redeemed                                                         (19,111)                  (493)
                                                             -----------------     ------------------
Net increase (decrease)                                                323,963                 49,544
Units outstanding, beginning                                            49,544                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              373,507                 49,544
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          243,335
Cost of units redeemed                                                                        (11,412)
Account charges                                                                                     -
Net investment income (loss)                                                                      216
Net realized gain (loss)                                                                         (931)
Realized gain distributions                                                                     1,871
Net change in unrealized appreciation (depreciation)                                           41,182
                                                                                   ------------------
                                                                                   $          274,261
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73          374     $      274          1.25%          29.5%
12/31/08          0.57           50             28          1.25%         -42.3%
12/31/07          0.98            0              0          1.25%          -1.8%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          1.00%          29.8%
12/31/08          0.57            0              0          1.00%         -42.1%
12/31/07          0.98            0              0          1.00%          -1.8%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.75%          30.2%
12/31/08          0.57            0              0          0.75%         -42.0%
12/31/07          0.98            0              0          0.75%          -1.7%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          30.5%
12/31/08          0.57            0              0          0.50%         -41.8%
12/31/07          0.98            0              0          0.50%          -1.7%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.25%          30.8%
12/31/08          0.57            0              0          0.25%         -41.7%
12/31/07          0.98            0              0          0.25%          -1.7%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.00%          31.1%
12/31/08          0.58            0              0          0.00%         -41.5%
12/31/07          0.98            0              0          0.00%          -1.6%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.1%
2008              2.4%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2040 Strategy Advisor Class-01879T490

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,549,323    $        1,679,806                  167,313
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,549,323
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          433,466               582,464     $               0.74
Band 100                                             -                     -                     0.75
Band 75                                              -                     -                     0.75
Band 50                                              -                     -                     0.76
Band 25                                      1,115,857             1,467,728                     0.76
Band 0                                               -                     -                     0.76
                                    ------------------    ------------------
 Total                              $        1,549,323             2,050,192
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             15,448
Mortality & expense charges                                                                    (6,539)
                                                                                 --------------------
Net investment income (loss)                                                                    8,909
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (55,714)
Realized gain distributions                                                                     5,751
Net change in unrealized appreciation (depreciation)                                          406,518
                                                                                 --------------------
Net gain (loss)                                                                               356,555
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            365,464
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           8,909     $           15,261
Net realized gain (loss)                                               (55,714)              (124,902)
Realized gain distributions                                              5,751                 34,598
Net change in unrealized appreciation (depreciation)                   406,518               (537,001)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      365,464               (612,044)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               281,969              2,636,192
Cost of units redeemed                                                (133,025)              (989,233)
                                                             -----------------     ------------------
Increase (decrease)                                                    148,944              1,646,959
                                                             -----------------     ------------------
Net increase (decrease)                                                514,408              1,034,915
Net assets, beginning                                                1,034,915                      -
                                                             -----------------     ------------------
Net assets, ending                                           $       1,549,323              1,034,915
                                                             =================     ==================
Units sold                                                             459,347              3,111,012
Units redeemed                                                        (206,362)            (1,313,805)
                                                             -----------------     ------------------
Net increase (decrease)                                                252,985              1,797,207
Units outstanding, beginning                                         1,797,207                      -
                                                             -----------------     ------------------
Units outstanding, ending                                            2,050,192              1,797,207
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,918,161
Cost of units redeemed                                                                     (1,122,258)
Account charges                                                                                     -
Net investment income (loss)                                                                   24,170
Net realized gain (loss)                                                                     (180,616)
Realized gain distributions                                                                    40,349
Net change in unrealized appreciation (depreciation)                                         (130,483)
                                                                                   ------------------
                                                                                   $        1,549,323
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74          582     $      433          1.25%          30.3%
12/31/08          0.57          531            303          1.25%         -42.0%
12/31/07          0.98            0              0          1.25%          -1.6%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          1.00%          30.6%
12/31/08          0.57            0              0          1.00%         -41.8%
12/31/07          0.98            0              0          1.00%          -1.5%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.75%          30.9%
12/31/08          0.57            0              0          0.75%         -41.7%
12/31/07          0.98            0              0          0.75%          -1.5%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.50%          31.3%
12/31/08          0.58            0              0          0.50%         -41.5%
12/31/07          0.99            0              0          0.50%          -1.5%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76        1,468     $    1,116          0.25%          31.6%
12/31/08          0.58        1,266            731          0.25%         -41.4%
12/31/07          0.99            0              0          0.25%          -1.5%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.00%          31.9%
12/31/08          0.58            0              0          0.00%         -41.2%
12/31/07          0.99            0              0          0.00%          -1.4%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.2%
2008              3.8%
2007              0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2040 Strategy R Class-01879T151

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      432,061  $      339,878          47,116
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      432,061
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      432,061         586,412   $        0.74
Band 100                                       -               -            0.74
Band 75                                        -               -            0.74
Band 50                                        -               -            0.75
Band 25                                        -               -            0.75
Band 0                                         -               -            0.76
                                  --------------  --------------
  Total                           $      432,061         586,412
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        2,669
Mortality & expense charges                                               (3,871)
                                                                  --------------
Net investment income (loss)                                              (1,202)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                    (280)
Realized gain distributions                                                1,610
Net change in unrealized appreciation (depreciation)                      93,377
                                                                  --------------
Net gain (loss)                                                           94,707
                                                                  --------------
Increase (decrease) in net assets from operations                 $       93,505
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (1,202)      $         570
Net realized gain (loss)                                             (280)                (94)
Realized gain distributions                                         1,610               1,743
Net change in unrealized appreciation (depreciation)               93,377              (1,194)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  93,505               1,025
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          266,906              72,412
Cost of units redeemed                                             (1,637)               (150)
                                                            -------------       -------------
Increase (decrease)                                               265,269              72,262
                                                            -------------       -------------
Net increase (decrease)                                           358,774              73,287
Net assets, beginning                                              73,287                   -
                                                            -------------       -------------
Net assets, ending                                          $     432,061              73,287
                                                            =============       =============
Units sold                                                        460,025             129,182
Units redeemed                                                     (2,532)               (263)
                                                            -------------       -------------
Net increase (decrease)                                           457,493             128,919
Units outstanding, beginning                                      128,919                   -
                                                            -------------       -------------
Units outstanding, ending                                         586,412             128,919
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       339,318
Cost of units redeemed                                                    (1,787)
Account charges                                                                -
Net investment income (loss)                                                (632)
Net realized gain (loss)                                                    (374)
Realized gain distributions                                                3,353
Net change in unrealized appreciation (depreciation)                      92,183
                                                                 ---------------
                                                                 $       432,061
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74           586   $      432           1.25%           29.6%
12/31/08         0.57           129           73           1.25%          -42.2%
12/31/07         0.98             0            0           1.25%           -1.6%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74             0   $        0           1.00%           29.9%
12/31/08         0.57             0            0           1.00%          -42.1%
12/31/07         0.98             0            0           1.00%           -1.6%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74             0   $        0           0.75%           30.3%
12/31/08         0.57             0            0           0.75%          -41.9%
12/31/07         0.98             0            0           0.75%           -1.5%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.50%           30.6%
12/31/08         0.57             0            0           0.50%          -41.8%
12/31/07         0.99             0            0           0.50%           -1.5%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.25%           30.9%
12/31/08         0.57             0            0           0.25%          -41.7%
12/31/07         0.99             0            0           0.25%           -1.5%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.00%           31.2%
12/31/08         0.58             0            0           0.00%          -41.5%
12/31/07         0.99             0            0           0.00%           -1.4%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.1%
2008             1.8%
2007             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2045 Strategy Advisor Class-01879T458

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      865,877  $      894,959          95,256
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      865,877
                                  ==============



                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      102,104         137,842  $         0.74
Band 100                                       -               -            0.74
Band 75                                        -               -            0.75
Band 50                                        -               -            0.75
Band 25                                  763,773       1,009,316            0.76
Band 0                                         -               -            0.76
                                  --------------  --------------
  Total                           $      865,877       1,147,158
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       11,238
Mortality & expense charges                                               (2,374)
                                                                  --------------
Net investment income (loss)                                               8,864
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (16,091)
Realized gain distributions                                                5,015
Net change in unrealized appreciation (depreciation)                     208,089
                                                                  --------------
Net gain (loss)                                                          197,013
                                                                  --------------
Increase (decrease) in net assets from operations                 $      205,877
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $       8,864       $       7,143
Net realized gain (loss)                                          (16,091)             (4,334)
Realized gain distributions                                         5,015              15,452
Net change in unrealized appreciation (depreciation)              208,089            (237,171)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 205,877            (218,910)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          239,751             738,508
Cost of units redeemed                                            (52,258)            (47,091)
                                                            -------------       -------------
Increase (decrease)                                               187,493             691,417
                                                            -------------       -------------
Net increase (decrease)                                           393,370             472,507
Net assets, beginning                                             472,507                   -
                                                            -------------       -------------
Net assets, ending                                          $     865,877             472,507
                                                            =============       =============
Units sold                                                        410,977             880,305
Units redeemed                                                    (85,783)            (58,341)
                                                            -------------       -------------
Net increase (decrease)                                           325,194             821,964
Units outstanding, beginning                                      821,964                   -
                                                            -------------       -------------
Units outstanding, ending                                       1,147,158             821,964
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       978,259
Cost of units redeemed                                                   (99,349)
Account charges                                                                -
Net investment income (loss)                                              16,007
Net realized gain (loss)                                                 (20,425)
Realized gain distributions                                               20,467
Net change in unrealized appreciation (depreciation)                     (29,082)
                                                                 ---------------
                                                                 $       865,877
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74           138   $      102           1.25%           30.2%
12/31/08         0.57            61           34           1.25%          -42.1%
12/31/07         0.98             0            0           1.25%           -1.7%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74             0   $        0           1.00%           30.5%
12/31/08         0.57             0            0           1.00%          -42.0%
12/31/07         0.98             0            0           1.00%           -1.6%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.75%           30.9%
12/31/08         0.57             0            0           0.75%          -41.9%
12/31/07         0.98             0            0           0.75%           -1.6%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.50%           31.2%
12/31/08         0.57             0            0           0.50%          -41.7%
12/31/07         0.98             0            0           0.50%           -1.6%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76         1,009   $      764           0.25%           31.5%
12/31/08         0.58           761          438           0.25%          -41.6%
12/31/07         0.98             0            0           0.25%           -1.6%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.00%           31.9%
12/31/08         0.58             0            0           0.00%          -41.4%
12/31/07         0.98             0            0           0.00%           -1.5%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.7%
2008             3.5%
2007             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2045 Strategy R Class-01879T128

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       67,952  $       55,398           7,567
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       67,952
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       67,952          92,768  $         0.73
Band 100                                       -               -            0.74
Band 75                                        -               -            0.74
Band 50                                        -               -            0.74
Band 25                                        -               -            0.75
Band 0                                         -               -            0.75
                                  --------------  --------------
  Total                           $       67,952          92,768
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          633
Mortality & expense charges                                                 (520)
                                                                  --------------
Net investment income (loss)                                                 113
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (1,809)
Realized gain distributions                                                  388
Net change in unrealized appreciation (depreciation)                      13,179
                                                                  --------------
Net gain (loss)                                                           11,758
                                                                  --------------
Increase (decrease) in net assets from operations                 $       11,871
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         113       $          82
Net realized gain (loss)                                           (1,809)                (39)
Realized gain distributions                                           388                 225
Net change in unrealized appreciation (depreciation)               13,179                (625)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  11,871                (357)
                                                            -------------       -------------
Contract owner transactions:

Proceeds from units sold                                           72,448              10,196
Cost of units redeemed                                            (26,136)                (70)
                                                            -------------       -------------
Increase (decrease)                                                46,312              10,126
                                                            -------------       -------------
Net increase (decrease)                                            58,183               9,769
Net assets, beginning                                               9,769                   -
                                                            -------------       -------------
Net assets, ending                                          $      67,952               9,769
                                                            =============       =============
Units sold                                                        124,250              17,392
Units redeemed                                                    (48,751)               (123)
                                                            -------------       -------------
Net increase (decrease)                                            75,499              17,269
Units outstanding, beginning                                       17,269                   -
                                                            -------------       -------------
Units outstanding, ending                                          92,768              17,269
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        82,644
Cost of units redeemed                                                   (26,206)
Account charges                                                                -
Net investment income (loss)                                                 195
Net realized gain (loss)                                                  (1,848)
Realized gain distributions                                                  613
Net change in unrealized appreciation (depreciation)                      12,554
                                                                 ---------------
                                                                 $        67,952
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.73            93   $       68           1.25%           29.5%
12/31/08         0.57            17           10           1.25%          -42.4%
12/31/07         0.98             0            0           1.25%           -1.8%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74             0   $        0           1.00%           29.8%
12/31/08         0.57             0            0           1.00%          -42.3%
12/31/07         0.98             0            0           1.00%           -1.7%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74             0   $        0           0.75%           30.1%
12/31/08         0.57             0            0           0.75%          -42.1%
12/31/07         0.98             0            0           0.75%           -1.7%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74             0   $        0           0.50%           30.5%
12/31/08         0.57             0            0           0.50%          -42.0%
12/31/07         0.98             0            0           0.50%           -1.7%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.25%           30.8%
12/31/08         0.57             0            0           0.25%          -41.8%
12/31/07         0.98             0            0           0.25%           -1.6%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.00%           31.1%
12/31/08         0.57             0            0           0.00%          -41.7%
12/31/07         0.98             0            0           0.00%           -1.6%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.6%
2008             1.9%
2007             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2050 Strategy Advisor Class-01880E839

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      261,294  $      234,098          33,890
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      261,294
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        7,222           9,457  $         0.76
Band 100                                       -               -            0.77
Band 75                                        -               -            0.77
Band 50                                        -               -            0.78
Band 25                                  254,072         325,664            0.78
Band 0                                         -               -            0.78
                                  --------------  --------------
  Total                           $      261,294         335,121
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        3,083
Mortality & expense charges                                                 (465)
                                                                  --------------
Net investment income (loss)                                               2,618
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (4,283)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      58,302
                                                                  --------------
Net gain (loss)                                                           54,019
                                                                  --------------
Increase (decrease) in net assets from operations                 $       56,637
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $       2,618       $         306
Net realized gain (loss)                                           (4,283)             (1,267)
Realized gain distributions                                             -               1,608
Net change in unrealized appreciation (depreciation)               58,302             (31,106)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  56,637             (30,459)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          129,937             132,986
Cost of units redeemed                                            (15,503)            (12,304)
                                                            -------------       -------------
Increase (decrease)                                               114,434             120,682
                                                            -------------       -------------
Net increase (decrease)                                           171,071              90,223
Net assets, beginning                                              90,223                   -
                                                            -------------       -------------
Net assets, ending                                          $     261,294              90,223
                                                            =============       =============
Units sold                                                        203,786             170,592
Units redeemed                                                    (23,430)            (15,827)
                                                            -------------       -------------
Net increase (decrease)                                           180,356             154,765
Units outstanding, beginning                                      154,765                   -
                                                            -------------       -------------
Units outstanding, ending                                         335,121             154,765
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       262,923
Cost of units redeemed                                                   (27,807)
Account charges                                                                -
Net investment income (loss)                                               2,924
Net realized gain (loss)                                                  (5,550)
Realized gain distributions                                                1,608
Net change in unrealized appreciation (depreciation)                      27,196
                                                                 ---------------
                                                                 $       261,294
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             9   $        7           1.25%           32.4%
12/31/08         0.58             5            3           1.25%          -41.5%
12/31/07         0.99             0            0           1.25%           -1.4%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           1.00%           32.8%
12/31/08         0.58             0            0           1.00%          -41.4%
12/31/07         0.99             0            0           1.00%           -1.4%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.75%           33.1%
12/31/08         0.58             0            0           0.75%          -41.2%
12/31/07         0.99             0            0           0.75%           -1.3%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78             0   $        0           0.50%           33.4%
12/31/08         0.58             0            0           0.50%          -41.1%
12/31/07         0.99             0            0           0.50%           -1.3%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78           326   $      254           0.25%           33.8%
12/31/08         0.58           150           87           0.25%          -40.9%
12/31/07         0.99             0            0           0.25%           -1.3%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78             0   $        0           0.00%           34.1%
12/31/08         0.58             0            0           0.00%          -40.8%
12/31/07         0.99             0            0           0.00%           -1.2%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.8%
2008             1.0%
2007             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2050 Strategy R Class-01880E847

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       41,555  $       34,007           5,424
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       41,555
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       41,555          55,040  $         0.75
Band 100                                       -               -            0.76
Band 75                                        -               -            0.76
Band 50                                        -               -            0.77
Band 25                                        -               -            0.77
Band 0                                         -               -            0.78
                                  --------------  --------------
  Total                           $       41,555          55,040
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          506
Mortality & expense charges                                                 (308)
                                                                  --------------
Net investment income (loss)                                                 198
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                     431
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       7,749
                                                                  --------------
Net gain (loss)                                                            8,180
                                                                  --------------
Increase (decrease) in net assets from operations                 $        8,378
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         198       $           -
Net realized gain (loss)                                              431                 (34)
Realized gain distributions                                             -                  54
Net change in unrealized appreciation (depreciation)                7,749                (201)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                   8,378                (181)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           34,433               3,351
Cost of units redeemed                                             (4,356)                (70)
                                                            -------------       -------------
Increase (decrease)                                                30,077               3,281
                                                            -------------       -------------
Net increase (decrease)                                            38,455               3,100
Net assets, beginning                                               3,100                   -
                                                            -------------       -------------
Net assets, ending                                          $      41,555               3,100
                                                            =============       =============
Units sold                                                         56,158               5,528
Units redeemed                                                     (6,524)               (122)
                                                            -------------       -------------
Net increase (decrease)                                            49,634               5,406
Units outstanding, beginning                                        5,406                   -
                                                            -------------       -------------
Units outstanding, ending                                          55,040               5,406
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        37,784
Cost of units redeemed                                                    (4,426)
Account charges                                                                -
Net investment income (loss)                                                 198
Net realized gain (loss)                                                     397
Realized gain distributions                                                   54
Net change in unrealized appreciation (depreciation)                       7,548
                                                                 ---------------
                                                                 $        41,555
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75            55   $       42           1.25%           31.7%
12/31/08         0.57             5            3           1.25%          -41.8%
12/31/07         0.98             0            0           1.25%           -1.5%
11/12/07         1.00             0            0           1.25%            0.0%



                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           1.00%           32.0%
12/31/08         0.58             0            0           1.00%          -41.6%
12/31/07         0.99             0            0           1.00%           -1.5%
11/12/07         1.00             0            0           1.00%            0.0%



                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.75%           32.3%
12/31/08         0.58             0            0           0.75%          -41.5%
12/31/07         0.99             0            0           0.75%           -1.5%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.50%           32.7%
12/31/08         0.58             0            0           0.50%          -41.3%
12/31/07         0.99             0            0           0.50%           -1.4%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.25%           33.0%
12/31/08         0.58             0            0           0.25%          -41.2%
12/31/07         0.99             0            0           0.25%           -1.4%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78             0   $        0           0.00%           33.3%
12/31/08         0.58             0            0           0.00%          -41.0%
12/31/07         0.99             0            0           0.00%           -1.4%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.3%
2008             0.4%
2007             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
            Alliance Bernstein 2055 Strategy Advisor Class-01880E755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       20,968  $       17,048           2,777
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       20,968
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        5,203           6,932  $         0.75
Band 100                                       -               -            0.75
Band 75                                        -               -            0.76
Band 50                                        -               -            0.76
Band 25                                   15,765          20,560            0.77
Band 0                                         -               -            0.77
                                  --------------  --------------
  Total                           $       20,968          27,492
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           88
Mortality & expense charges                                                 (110)
                                                                  --------------
Net investment income (loss)                                                 (22)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (8,672)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      17,259
                                                                  --------------
Net gain (loss)                                                            8,587
                                                                  --------------
Increase (decrease) in net assets from operations                 $        8,565
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         (22)      $        (107)
Net realized gain (loss)                                           (8,672)               (247)
Realized gain distributions                                             -                 187
Net change in unrealized appreciation (depreciation)               17,259             (13,339)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                   8,565             (13,506)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           13,451              42,344
Cost of units redeemed                                            (29,373)               (513)
                                                            -------------       -------------
Increase (decrease)                                               (15,922)             41,831
                                                            -------------       -------------
Net increase (decrease)                                            (7,357)             28,325
Net assets, beginning                                              28,325                   -
                                                            -------------       -------------
Net assets, ending                                          $      20,968              28,325
                                                            =============       =============
Units sold                                                         21,062              49,740
Units redeemed                                                    (42,137)             (1,173)
                                                            -------------       -------------
Net increase (decrease)                                           (21,075)             48,567
Units outstanding, beginning                                       48,567                   -
                                                            -------------       -------------
Units outstanding, ending                                          27,492              48,567
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        55,795
Cost of units redeemed                                                   (29,886)
Account charges                                                                -
Net investment income (loss)                                                (129)
Net realized gain (loss)                                                  (8,919)
Realized gain distributions                                                  187
Net change in unrealized appreciation (depreciation)                       3,920
                                                                 ---------------
                                                                 $        20,968
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             7   $        5           1.25%           30.0%
12/31/08         0.58             7            4           1.25%          -41.4%
12/31/07         0.99             0            0           1.25%           -1.5%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           1.00%           30.3%
12/31/08         0.58             0            0           1.00%          -41.2%
12/31/07         0.99             0            0           1.00%           -1.4%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.75%           30.6%
12/31/08         0.58             0            0           0.75%          -41.1%
12/31/07         0.99             0            0           0.75%           -1.4%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.50%           30.9%
12/31/08         0.58             0            0           0.50%          -40.9%
12/31/07         0.99             0            0           0.50%           -1.4%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77            21   $       16           0.25%           31.3%
12/31/08         0.58            42           24           0.25%          -40.8%
12/31/07         0.99             0            0           0.25%           -1.4%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.00%           31.6%
12/31/08         0.59             0            0           0.00%          -40.6%
12/31/07         0.99             0            0           0.00%           -1.3%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.4%
2008             0.0%
2007             0.0%

                             AUL American Unit Trust
                               Alliance Bernstein
               Alliance Bernstein 2055 Strategy R Class-01880E763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       33,325  $       27,378           4,552
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       33,325
                                  ==============



                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       33,325          44,862  $         0.74
Band 100                                       -               -            0.75
Band 75                                        -               -            0.75
Band 50                                        -               -            0.75
Band 25                                        -               -            0.76
Band 0                                         -               -            0.76
                                  --------------  --------------
  Total                           $       33,325          44,862
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          595
Mortality & expense charges                                                 (263)
                                                                  --------------
Net investment income (loss)                                                 332
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                      16
Realized gain distributions                                                   58
Net change in unrealized appreciation (depreciation)                       5,781
                                                                  --------------
Net gain (loss)                                                            5,855
                                                                  --------------
Increase (decrease) in net assets from operations                 $        6,187
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         332       $          57
Net realized gain (loss)                                               16                  (1)
Realized gain distributions                                            58                  58
Net change in unrealized appreciation (depreciation)                5,781                 166
                                                            -------------       -------------
Increase (decrease) in net assets from operations                   6,187                 280
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           18,549               8,578
Cost of units redeemed                                               (269)                  -
                                                            -------------       -------------
Increase (decrease)                                                18,280               8,578
                                                            -------------       -------------
Net increase (decrease)                                            24,467               8,858
Net assets, beginning                                               8,858                   -
                                                            -------------       -------------
Net assets, ending                                          $      33,325               8,858
                                                            =============       =============
Units sold                                                         29,660              15,430
Units redeemed                                                       (228)                  -
                                                            -------------       -------------
Net increase (decrease)                                            29,432              15,430
Units outstanding, beginning                                       15,430                   -
                                                            -------------       -------------
Units outstanding, ending                                          44,862              15,430
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        27,127
Cost of units redeemed                                                      (269)
Account charges                                                                -
Net investment income (loss)                                                 389
Net realized gain (loss)                                                      15
Realized gain distributions                                                  116
Net change in unrealized appreciation (depreciation)                       5,947
                                                                 ---------------
                                                                 $        33,325
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.74            45   $       33           1.25%           29.4%
12/31/08         0.57            15            9           1.25%          -41.7%
12/31/07         0.98             0            0           1.25%           -1.5%
11/12/07         1.00             0            0           1.25%            0.0%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           1.00%           29.7%
12/31/08         0.58             0            0           1.00%          -41.5%
12/31/07         0.98             0            0           1.00%           -1.5%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.75%           30.0%
12/31/08         0.58             0            0           0.75%          -41.4%
12/31/07         0.99             0            0           0.75%           -1.5%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           0.50%           30.4%
12/31/08         0.58             0            0           0.50%          -41.2%
12/31/07         0.99             0            0           0.50%           -1.5%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.25%           30.7%
12/31/08         0.58             0            0           0.25%          -41.1%
12/31/07         0.99             0            0           0.25%           -1.4%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.00%           31.0%
12/31/08         0.58             0            0           0.00%          -41.0%
12/31/07         0.99             0            0           0.00%           -1.4%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.8%
2008             1.6%
2007             0.0%

                             AUL American Unit Trust
                                American Century
    American Century Advisor Inflation-Adjusted Bond Advisor Class-025081829

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,024,991  $    6,787,661         612,466
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    7,024,991
                                  ==============

>
                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,559,538       5,338,600  $         1.23
Band 100                                  77,766          62,406            1.25
Band 75                                        -               -            1.26
Band 50                                        -               -            1.28
Band 25                                        -               -            1.30
Band 0                                   387,687         294,106            1.32
                                  --------------  --------------
  Total                           $    7,024,991       5,695,112
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       88,769
Mortality & expense charges                                              (73,071)
                                                                  --------------
Net investment income (loss)                                              15,698
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (56,457)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     560,476
                                                                  --------------
Net gain (loss)                                                          504,019
                                                                  --------------
Increase (decrease) in net assets from operations                 $      519,717
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      15,698       $     163,729
Net realized gain (loss)                                          (56,457)              4,591
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              560,476            (422,739)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 519,717            (254,419)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        3,677,102           6,036,168
Cost of units redeemed                                         (2,473,609)         (3,165,325)
                                                            -------------       -------------
Increase (decrease)                                             1,203,493           2,870,843
                                                            -------------       -------------
Net increase (decrease)                                         1,723,210           2,616,424
Net assets, beginning                                           5,301,781           2,685,357
                                                            -------------       -------------
Net assets, ending                                          $   7,024,991           5,301,781
                                                            =============       =============
Units sold                                                      3,231,716           5,247,532
Units redeemed                                                 (2,227,261)         (2,874,393)
                                                            -------------       -------------
Net increase (decrease)                                         1,004,455           2,373,139
Units outstanding, beginning                                    4,690,657           2,317,518
                                                            -------------       -------------
Units outstanding, ending                                       5,695,112           4,690,657
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    13,582,739
Cost of units redeemed                                                (7,022,822)
Account charges                                                                -
Net investment income (loss)                                             312,622
Net realized gain (loss)                                                 (86,846)
Realized gain distributions                                                1,968
Net change in unrealized appreciation (depreciation)                     237,330
                                                                 ---------------
                                                                 $     7,024,991
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.23         5,339   $    6,560           1.25%            9.0%
12/31/08         1.13         4,344        4,898           1.25%           -2.6%
12/31/07         1.16         2,221        2,571           1.25%            9.4%
12/31/06         1.06         1,942        2,055           1.25%           -1.1%
12/31/05         1.07           899          962           1.25%            0.9%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.25            62   $       78           1.00%            9.2%
12/31/08         1.14           200          228           1.00%           -2.4%
12/31/07         1.17            69           81           1.00%            9.7%
12/31/06         1.07            56           60           1.00%           -1.1%
12/31/05         1.08             0            0           1.00%            1.5%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.26             0   $        0           0.75%            9.5%
12/31/08         1.15             0            0           0.75%           -2.1%
12/31/07         1.18             0            0           0.75%            9.9%
12/31/06         1.07             0            0           0.75%           -0.9%
12/31/05         1.08             0            0           0.75%            1.7%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.28             0   $        0           0.50%             9.8%
12/31/08         1.17             0            0           0.50%            -1.9%
12/31/07         1.19             0            0           0.50%            10.2%
12/31/06         1.08             0            0           0.50%            -0.6%
12/31/05         1.09             0            0           0.50%             2.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30             0   $        0           0.25%           10.1%
12/31/08         1.18             0            0           0.25%           -1.6%
12/31/07         1.20             0            0           0.25%           10.5%
12/31/06         1.09             0            0           0.25%           -0.4%
12/31/05         1.09             0            0           0.25%            2.2%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32           294   $      388           0.00%           10.3%
12/31/08         1.19           147          176           0.00%           -1.4%
12/31/07         1.21            28           33           0.00%           10.8%
12/31/06         1.09             2            2           0.00%           -0.1%
12/31/05         1.09             0            0           0.00%            2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.4%
2008             5.3%
2007             4.1%
2006             4.3%
2005             5.4%

                             AUL American Unit Trust
                                American Century
                American Century Equity Growth A Class-02507M709

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      947,175  $    1,123,307          51,532
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      947,175
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      947,175         894,480  $         1.06
Band 100                                       -               -            1.07
Band 75                                        -               -            1.09
Band 50                                        -               -            1.10
Band 25                                        -               -            1.12
Band 0                                         -               -            1.14
                                  --------------  --------------
  Total                           $      947,175         894,480
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        9,805
Mortality & expense charges                                               (9,546)
                                                                  --------------
Net investment income (loss)                                                 259
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (65,962)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     212,068
                                                                  --------------
Net gain (loss)                                                          146,106
                                                                  --------------
Increase (decrease) in net assets from operations                 $      146,365
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         259       $      (1,414)
Net realized gain (loss)                                          (65,962)            (48,590)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              212,068            (330,338)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 146,365            (380,342)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          348,870             229,945
Cost of units redeemed                                           (217,556)           (207,466)
                                                            -------------       -------------
Increase (decrease)                                               131,314              22,479
                                                            -------------       -------------
Net increase (decrease)                                           277,679            (357,863)
Net assets, beginning                                             669,496           1,027,359
                                                            -------------       -------------
Net assets, ending                                          $     947,175             669,496
                                                            =============       =============
Units sold                                                        370,328             197,444
Units redeemed                                                   (223,552)           (188,600)
                                                            -------------       -------------
Net increase (decrease)                                           146,776               8,844
Units outstanding, beginning                                      747,704             738,860
                                                            -------------       -------------
Units outstanding, ending                                         894,480             747,704
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,476,551
Cost of units redeemed                                                (3,369,068)
Account charges                                                                -
Net investment income (loss)                                              (9,519)
Net realized gain (loss)                                                 (72,038)
Realized gain distributions                                               97,381
Net change in unrealized appreciation (depreciation)                    (176,132)
                                                                 ---------------
                                                                 $       947,175
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06           894   $      947           1.25%           18.3%
12/31/08         0.90           748          669           1.25%          -35.6%
12/31/07         1.39           739        1,027           1.25%            1.7%
12/31/06         1.37           461          630           1.25%           12.1%
12/31/05         1.22           302          368           1.25%            6.1%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07             0   $        0           1.00%           18.6%
12/31/08         0.91             0            0           1.00%          -35.4%
12/31/07         1.40             0            0           1.00%            2.0%
12/31/06         1.38             0            0           1.00%           12.7%
12/31/05         1.22             0            0           1.00%            5.9%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09             0   $        0           0.75%           18.9%
12/31/08         0.92             0            0           0.75%          -35.3%
12/31/07         1.42             0            0           0.75%            2.2%
12/31/06         1.39             0            0           0.75%           13.0%
12/31/05         1.23             0            0           0.75%            6.1%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.10             0   $        0           0.50%           19.2%
12/31/08         0.93             0            0           0.50%          -35.1%
12/31/07         1.43             0            0           0.50%            2.5%
12/31/06         1.39             0            0           0.50%           13.3%
12/31/05         1.23             0            0           0.50%            6.4%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.12             0   $        0           0.25%           19.4%
12/31/08         0.94             0            0           0.25%          -35.0%
12/31/07         1.44             0            0           0.25%            2.7%
12/31/06         1.40             0            0           0.25%           13.6%
12/31/05         1.24             0            0           0.25%            6.7%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.14             0   $        0           0.00%           19.7%
12/31/08         0.95             0            0           0.00%          -34.8%
12/31/07         1.45             0            0           0.00%            3.0%
12/31/06         1.41             0            0           0.00%           13.9%
12/31/05         1.24             0            0           0.00%            6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.2%
2008             1.1%
2007             0.7%
2006             0.7%
2005             0.8%

                              AUL American Unit Trust
                                American Century
                American Century Advisor Select A Class-025083809

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       92,747  $       98,372           2,841
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       92,747
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       92,747          93,810  $         0.99
Band 100                                       -               -            1.00
Band 75                                        -               -            1.02
Band 50                                        -               -            1.03
Band 25                                        -               -            1.05
Band 0                                         -               -            1.06
                                  --------------  --------------
  Total                           $       92,747          93,810
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          219
Mortality & expense charges                                                 (894)
                                                                  --------------
Net investment income (loss)                                                (675)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (2,381)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      24,886
                                                                  --------------
Net gain (loss)                                                           22,505
                                                                  --------------
Increase (decrease) in net assets from operations                 $       21,830
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $        (675)      $        (411)
Net realized gain (loss)                                           (2,381)               (401)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)               24,886             (37,369)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  21,830             (38,181)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           22,857              31,850
Cost of units redeemed                                             (5,213)            (53,024)
                                                            -------------       -------------
Increase (decrease)                                                17,644             (21,174)
                                                            -------------       -------------
Net increase (decrease)                                            39,474             (59,355)
Net assets, beginning                                              53,273             112,628
                                                            -------------       -------------
Net assets, ending                                          $      92,747              53,273
                                                            =============       =============
Units sold                                                         28,717              28,447
Units redeemed                                                     (6,466)            (46,806)
                                                            -------------       -------------
Net increase (decrease)                                            22,251             (18,359)
Units outstanding, beginning                                       71,559              89,918
                                                            -------------       -------------
Units outstanding, ending                                          93,810              71,559
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       157,993
Cost of units redeemed                                                   (64,638)
Account charges                                                                -
Net investment income (loss)                                              (1,525)
Net realized gain (loss)                                                  (1,886)
Realized gain distributions                                                8,428
Net change in unrealized appreciation (depreciation)                      (5,625)
                                                                 ---------------
                                                                 $        92,747
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.99            94   $       93           1.25%           32.8%
12/31/08         0.74            72           53           1.25%          -40.6%
12/31/07         1.25            90          113           1.25%          -39.2%
12/31/06         2.06            46           95           1.25%           23.4%
12/31/05         1.67             0            0           1.25%           11.3%



                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.00             0   $        0           1.00%           33.1%
12/31/08         0.75             0            0           1.00%          -40.4%
12/31/07         1.26             0            0           1.00%          -39.1%
12/31/06         2.08             0            0           1.00%           23.5%
12/31/05         1.68             0            0           1.00%           11.7%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.75%           33.5%
12/31/08         0.76             0            0           0.75%          -40.3%
12/31/07         1.28             0            0           0.75%          -39.1%
12/31/06         2.09             0            0           0.75%           23.8%
12/31/05         1.69             0            0           0.75%           12.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.50%           33.8%
12/31/08         0.77             0            0           0.50%          -40.1%
12/31/07         1.29             0            0           0.50%          -39.0%
12/31/06         2.11             0            0           0.50%           24.1%
12/31/05         1.70             0            0           0.50%           12.2%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.25%           34.1%
12/31/08         0.78             0            0           0.25%          -40.0%
12/31/07         1.30             0            0           0.25%          -39.0%
12/31/06         2.13             0            0           0.25%           24.4%
12/31/05         1.71             0            0           0.25%           12.5%



                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06             0   $        0           0.00%           34.5%
12/31/08         0.79             0            0           0.00%          -39.8%
12/31/07         1.31             0            0           0.00%          -39.3%
12/31/06         2.16             0            0           0.00%           24.7%
12/31/05         1.73             0            0           0.00%           12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009            0.3%
2008            0.5%
2007            0.0%
2006            0.9%
2005            0.0%

                             AUL American Unit Trust
                                American Century
                 American Century Vista Advisor Class-025083817

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      714,361  $      826,388          54,573
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      714,361
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      714,361         664,856  $         1.07
Band 100                                       -               -            1.09
Band 75                                        -               -            1.11
Band 50                                        -               -            1.12
Band 25                                        -               -            1.14
Band 0                                         -               -            1.15
                                  --------------  --------------
  Total                           $      714,361         664,856
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (7,228)
                                                                  --------------
Net investment income (loss)                                              (7,228)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (180,795)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     302,847
                                                                  --------------
Net gain (loss)                                                          122,052
                                                                  --------------
Increase (decrease) in net assets from operations                 $      114,824
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (7,228)      $      (8,069)
Net realized gain (loss)                                         (180,795)            (45,909)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              302,847            (387,766)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 114,824            (441,744)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          371,657             502,660
Cost of units redeemed                                           (304,372)           (172,011)
                                                            -------------       -------------
Increase (decrease)                                                67,285             330,649
                                                            -------------       -------------
Net increase (decrease)                                           182,109            (111,095)
Net assets, beginning                                             532,252             643,347
                                                            -------------       -------------
Net assets, ending                                          $     714,361             532,252
                                                            =============       =============
Units sold                                                        467,220             358,977
Units redeemed                                                   (396,962)           (127,856)
                                                            -------------       -------------
Net increase (decrease)                                            70,258             231,121
Units outstanding, beginning                                      594,598             363,477
                                                            -------------       -------------
Units outstanding, ending                                         664,856             594,598
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,774,753
Cost of units redeemed                                                (3,199,123)
Account charges                                                                -
Net investment income (loss)                                             (44,170)
Net realized gain (loss)                                                 229,802
Realized gain distributions                                               65,126
Net change in unrealized appreciation (depreciation)                    (112,027)
                                                                 ---------------
                                                                 $       714,361
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07           665   $      714           1.25%           20.0%
12/31/08         0.90           595          532           1.25%          -49.4%
12/31/07         1.77           363          643           1.25%           36.6%
12/31/06         1.30           766          992           1.25%            7.1%
12/31/05         1.21           134          162           1.25%            8.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09             0   $        0           1.00%           20.3%
12/31/08         0.91             0            0           1.00%          -49.3%
12/31/07         1.79             0            0           1.00%           37.0%
12/31/06         1.30             0            0           1.00%            7.8%
12/31/05         1.21             0            0           1.00%            7.5%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.11             0   $        0           0.75%           20.6%
12/31/08         0.92             0            0           0.75%          -49.2%
12/31/07         1.80             0            0           0.75%           37.3%
12/31/06         1.31             0            0           0.75%            8.0%
12/31/05         1.21             0            0           0.75%            7.7%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.12             0   $        0           0.50%           20.9%
12/31/08         0.93             0            0           0.50%          -49.0%
12/31/07         1.82             0            0           0.50%           37.7%
12/31/06         1.32             0            0           0.50%            8.3%
12/31/05         1.22             0            0           0.50%            8.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.14             0   $        0           0.25%           21.2%
12/31/08         0.94             0            0           0.25%          -48.9%
12/31/07         1.84             0            0           0.25%           38.0%
12/31/06         1.33             0            0           0.25%            8.6%
12/31/05         1.22             0            0           0.25%            8.3%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.15             0   $        0           0.00%           21.5%
12/31/08         0.95             0            0           0.00%          -48.8%
12/31/07         1.85             0            0           0.00%           38.4%
12/31/06         1.34             0            0           0.00%            8.8%
12/31/05         1.23             0            0           0.00%            8.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009            0.0%
2008            0.0%
2007            0.0%
2006            0.0%
2005            0.0%

                             AUL American Unit Trust
                                American Century
             American Century Equity Income Investor Class-025076100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,138,283  $    4,472,188         630,835
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    4,138,283
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,138,283       2,744,993  $         1.51
Band 100                                       -               -            1.53
Band 75                                        -               -            1.56
Band 50                                        -               -            1.58
Band 25                                        -               -            1.60
Band 0                                         -               -            1.68
                                  --------------  --------------
  Total                           $    4,138,283       2,744,993
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment Income:
Dividend income                                                   $      100,983
Mortality & expense charges                                              (41,286)
                                                                  --------------
Net investment income (loss)                                              59,697
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (206,424)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     579,290
                                                                  --------------
Net gain (loss)                                                          372,866
                                                                  --------------
Increase (decrease) in net assets from operations                 $      432,563
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      59,697       $      66,334
Net realized gain (loss)                                         (206,424)            (85,326)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              579,290            (689,240)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 432,563            (708,232)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        1,846,985             758,319
Cost of units redeemed                                           (876,124)           (761,641)
                                                            -------------       -------------
Increase (decrease)                                               970,861              (3,322)
                                                            -------------       -------------
Net increase (decrease)                                         1,403,424            (711,554)
Net assets, beginning                                           2,734,859           3,446,413
                                                            -------------       -------------
Net assets, ending                                          $   4,138,283           2,734,859
                                                            =============       =============
Units sold                                                      1,406,648             558,468
Units redeemed                                                   (671,851)           (553,971)
                                                            -------------       -------------
Net increase (decrease)                                           734,797               4,497
Units outstanding, beginning                                    2,010,196           2,005,699
                                                            -------------       -------------
Units outstanding, ending                                       2,744,993           2,010,196
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     8,693,389
Cost of units redeemed                                                (5,348,073)
Account charges                                                                -
Net investment income (loss)                                             290,288
Net realized gain (loss)                                                  56,056
Realized gain distributions                                              780,528
Net change in unrealized appreciation (depreciation)                    (333,905)
                                                                 ---------------
                                                                 $     4,138,283
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.51         2,745   $    4,138           1.25%           10.8%
12/31/08         1.36         2,006        2,729           1.25%          -20.8%
12/31/07         1.72         2,006        3,446           1.25%            0.3%
12/31/06         1.71         2,180        3,735           1.25%           18.2%
12/31/05         1.45         2,175        3,154           1.25%            0.7%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.53             0   $        0           1.00%           11.1%
12/31/08         1.38             0            0           1.00%          -20.6%
12/31/07         1.74             0            0           1.00%            0.5%
12/31/06         1.73             0            0           1.00%           18.3%
12/31/05         1.46             0            0           1.00%            1.4%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.56             0   $        0           0.75%           11.4%
12/31/08         1.40             0            0           0.75%          -20.4%
12/31/07         1.76             0            0           0.75%            0.8%
12/31/06         1.74             0            0           0.75%           18.6%
12/31/05         1.47             0            0           0.75%            1.7%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.58             0   $        0           0.50%           11.7%
12/31/08         1.41             0            0           0.50%          -20.2%
12/31/07         1.77             0            0           0.50%            1.0%
12/31/06         1.76             0            0           0.50%           18.9%
12/31/05         1.48             0            0           0.50%            1.9%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.60             0   $        0           0.25%           11.9%
12/31/08         1.43             0            0           0.25%          -20.0%
12/31/07         1.79             0            0           0.25%            1.3%
12/31/06         1.77             0            0           0.25%           19.2%
12/31/05         1.49             0            0           0.25%            2.2%

APTION>
                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.68             0   $        0           0.00%           12.2%
12/31/08         1.50             4            6           0.00%          -19.8%
12/31/07         1.87             0            0           0.00%            1.5%
12/31/06         1.84             0            0           0.00%           19.5%
12/31/05         1.54             0            0           0.00%            2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009            2.9%
2008            3.4%
2007            2.6%
2006            2.3%
2005            2.1%

                             AUL American Unit Trust
                                American Century
                American Century Equity Income A Class-025076407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,104,730  $    3,955,973         625,721
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    4,104,730
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,989,492       2,802,229  $         1.42
Band 100                                  43,389          29,989            1.45
Band 75                                        -               -            1.47
Band 50                                        -               -            1.49
Band 25                                        -               -            1.52
Band 0                                    71,849          46,405            1.55
                                  --------------  --------------
  Total                           $    4,104,730       2,878,623
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       73,602
Mortality & expense charges                                              (30,553)
                                                                  --------------
Net investment income (loss)                                              43,049
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (209,684)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     480,207
                                                                  --------------
Net gain (loss)                                                          270,523
                                                                  --------------
Increase (decrease) in net assets from operations                 $      313,572
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      43,049       $      26,471
Net realized gain (loss)                                         (209,684)            (45,394)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              480,207            (207,338)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 313,572            (226,261)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        3,748,972             632,166
Cost of units redeemed                                         (1,363,228)           (276,834)
                                                            -------------       -------------
Increase (decrease)                                             2,385,744             355,332
                                                            -------------       -------------
Net increase (decrease)                                         2,699,316             129,071
Net assets, beginning                                           1,405,414           1,276,343
                                                            -------------       -------------
Net assets, ending                                          $   4,104,730           1,405,414
                                                            =============       =============
Units sold                                                      3,120,382             502,244
Units redeemed                                                 (1,326,488)           (192,922)
                                                            -------------       -------------
Net increase (decrease)                                         1,793,894             309,322
Units outstanding, beginning                                    1,084,729             775,407
                                                            -------------       -------------
Units outstanding, ending                                       2,878,623           1,084,729
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,282,040
Cost of units redeemed                                                (2,395,018)
Account charges                                                                -
Net investment income (loss)                                              96,974
Net realized gain (loss)                                                (214,695)
Realized gain distributions                                              186,672
Net change in unrealized appreciation (depreciation)                     148,757
                                                                 ---------------
                                                                 $     4,104,730
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.42         2,802        3,989           1.25%           10.6%
12/31/08         1.29           973        1,253           1.25%          -21.1%
12/31/07         1.63           664        1,083           1.25%            0.0%
12/31/06         1.63           578          944           1.25%           17.4%
12/31/05         1.39           391          544           1.25%            1.5%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.45            30   $       43           1.00%           10.8%
12/31/08         1.31            27           35           1.00%          -20.9%
12/31/07         1.65             0            0           1.00%            0.2%
12/31/06         1.65             0            0           1.00%           18.1%
12/31/05         1.39             0            0           1.00%            1.2%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.47             0   $        0           0.75%           11.1%
12/31/08         1.32             0            0           0.75%          -20.7%
12/31/07         1.67             0            0           0.75%            0.5%
12/31/06         1.66             0            0           0.75%           18.4%
12/31/05         1.40             0            0           0.75%            1.4%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.49             0   $        0           0.50%           11.4%
12/31/08         1.34             0            0           0.50%          -20.5%
12/31/07         1.69             0            0           0.50%            0.7%
12/31/06         1.67             0            0           0.50%           18.7%
12/31/05         1.41             0            0           0.50%            1.7%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.52             0   $        0           0.25%           11.7%
12/31/08         1.36             0            0           0.25%          -20.3%
12/31/07         1.70             0            0           0.25%            1.0%
12/31/06         1.69             0            0           0.25%           19.0%
12/31/05         1.42             0            0           0.25%            1.9%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.55            46   $       72           0.00%           11.9%
12/31/08         1.38            85          118           0.00%          -20.1%
12/31/07         1.73           112          194           0.00%            1.2%
12/31/06         1.71             0            0           0.00%           19.3%
12/31/05         1.43             0            0           0.00%            2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.7%
2008             3.0%
2007             2.6%
2006             2.3%
2005             2.8%

                             AUL American Unit Trust
                                American Century
               American Century Ginnie Mae Advisor Class-025081837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,107,636  $    1,094,767         103,711
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,107,636
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,107,636         901,832  $         1.23
Band 100                                       -               -            1.25
Band 75                                        -               -            1.27
Band 50                                        -               -            1.29
Band 25                                        -               -            1.31
Band 0                                         -               -            1.33
                                  --------------  --------------
  Total                           $    1,107,636         901,832
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       34,771
Mortality & expense charges                                              (10,857)
                                                                  --------------
Net investment income (loss)                                              23,914
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  19,542
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     (12,606)
                                                                  --------------
Net gain (loss)                                                            6,936
                                                                  --------------
Increase (decrease) in net assets from operations                 $       30,850
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      23,914       $      15,245
Net realized gain (loss)                                           19,542                (649)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              (12,606)             15,912
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  30,850              30,508
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          996,326             237,222
Cost of units redeemed                                           (582,265)            (74,018)
                                                            -------------       -------------
Increase (decrease)                                               414,061             163,204
                                                            -------------       -------------
Net increase (decrease)                                           444,911             193,712
Net assets, beginning                                             662,725             469,013
                                                            -------------       -------------
Net assets, ending                                          $   1,107,636             662,725
                                                            =============       =============
Units sold                                                        844,700             209,021
Units redeemed                                                   (504,801)            (66,641)
                                                            -------------       -------------
Net increase (decrease)                                           339,899             142,380
Units outstanding, beginning                                      561,933             419,553
                                                            -------------       -------------
Units outstanding, ending                                         901,832             561,933
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,015,836
Cost of units redeemed                                                (1,005,684)
Account charges                                                                -
Net investment income (loss)                                              70,729
Net realized gain (loss)                                                  13,886
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      12,869
                                                                 ---------------
                                                                 $     1,107,636
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.23           902   $    1,108           1.25%            4.1%
12/31/08         1.18           562          663           1.25%            5.5%
12/31/07         1.12           420          469           1.25%            4.9%
12/31/06         1.07           350          373           1.25%            2.5%
12/31/05         1.04           177          184           1.25%            1.0%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.25             0   $        0           1.00%            4.4%
12/31/08         1.19             0            0           1.00%            5.8%
12/31/07         1.13             0            0           1.00%            5.1%
12/31/06         1.07             0            0           1.00%            2.7%
12/31/05         1.05             0            0           1.00%            1.7%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.27             0   $        0           0.75%            4.7%
12/31/08         1.21             0            0           0.75%            6.0%
12/31/07         1.14             0            0           0.75%            5.4%
12/31/06         1.08             0            0           0.75%            3.0%
12/31/05         1.05             0            0           0.75%            1.9%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           0.50%            4.9%
12/31/08         1.23             0            0           0.50%            6.3%
12/31/07         1.15             0            0           0.50%            5.7%
12/31/06         1.09             0            0           0.50%            3.2%
12/31/05         1.06             0            0           0.50%            2.2%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.31             0   $        0           0.25%            5.2%
12/31/08         1.24             0            0           0.25%            6.6%
12/31/07         1.17             0            0           0.25%            5.9%
12/31/06         1.10             0            0           0.25%            3.5%
12/31/05         1.06             0            0           0.25%            2.5%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.00%            5.5%
12/31/08         1.26             0            0           0.00%            6.8%
12/31/07         1.18             0            0           0.00%            6.2%
12/31/06         1.11             0            0           0.00%            3.8%
12/31/05         1.07             0            0           0.00%            2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             3.9%
2008             3.8%
2007             4.6%
2006             5.1%
2005             4.4%

                             AUL American Unit Trust
                                American Century
                 American Century Growth Advisor Class-025083403

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      609,467  $      576,557          28,073
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      609,467
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      609,467         500,475  $         1.22
Band 100                                       -               -            1.24
Band 75                                        -               -            1.26
Band 50                                        -               -            1.28
Band 25                                        -               -            1.30
Band 0                                         -               -            1.32
                                  --------------  --------------
  Total                           $      609,467         500,475
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           51
Mortality & expense charges                                               (4,642)
                                                                  --------------
Net investment income (loss)                                              (4,591)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (7,062)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     124,808
                                                                  --------------
Net gain (loss)                                                          117,746
                                                                  --------------
Increase (decrease) in net assets from operations                 $      113,155
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (4,591)      $      (2,945)
Net realized gain (loss)                                           (7,062)              5,311
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              124,808            (136,402)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 113,155            (134,036)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          544,567             108,124
Cost of units redeemed                                           (281,196)            (38,132)
                                                            -------------       -------------
Increase (decrease)                                               263,371              69,992
                                                            -------------       -------------
Net increase (decrease)                                           376,526             (64,044)
Net assets, beginning                                             232,941             296,985
                                                            -------------       -------------
Net assets, ending                                          $     609,467             232,941
                                                            =============       =============
Units sold                                                        507,879              87,153
Units redeemed                                                   (262,635)           (31,179)
                                                            -------------       -------------
Net increase (decrease)                                           245,244              55,974
Units outstanding, beginning                                      255,231             199,257
                                                            -------------       -------------
Units outstanding, ending                                         500,475             255,231
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       968,816
Cost of units redeemed                                                  (391,520)
Account charges                                                                -
Net investment income (loss)                                             (13,028)
Net realized gain (loss)                                                  12,289
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      32,910
                                                                 ---------------
                                                                 $       609,467
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22           500   $      609           1.25%           33.4%
12/31/08         0.91           255          233           1.25%          -38.8%
12/31/07         1.49           199          297           1.25%           17.2%
12/31/06         1.27           118          150           1.25%            6.0%
12/31/05         1.20            95          114           1.25%            3.4%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.24             0   $        0           1.00%           33.8%
12/31/08         0.92             0            0           1.00%          -38.6%
12/31/07         1.51             0            0           1.00%           17.5%
12/31/06         1.28             0            0           1.00%            6.6%
12/31/05         1.20             0            0           1.00%            3.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.26             0   $        0           0.75%           34.1%
12/31/08         0.94             0            0           0.75%          -38.5%
12/31/07         1.52             0            0           0.75%           17.8%
12/31/06         1.29             0            0           0.75%            6.9%
12/31/05         1.21             0            0           0.75%            3.6%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.28             0   $        0           0.50%           34.4%
12/31/08         0.95             0            0           0.50%          -38.3%
12/31/07         1.54             0            0           0.50%           18.1%
12/31/06         1.30             0            0           0.50%            7.1%
12/31/05         1.22             0            0           0.50%            3.8%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30             0   $        0           0.25%           34.8%
12/31/08         0.96             0            0           0.25%          -38.1%
12/31/07         1.56             0            0           0.25%           18.4%
12/31/06         1.31             0            0           0.25%            7.4%
12/31/05         1.22             0            0           0.25%            4.1%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32             0   $        0           0.00%           35.1%
12/31/08         0.98             0            0           0.00%          -38.0%
12/31/07         1.57             0            0           0.00%           18.7%
12/31/06         1.33             0            0           0.00%            7.7%
12/31/05         1.23             0            0           0.00%            4.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.2%
2007             0.0%
2006             0.0%
2005             0.7%

                             AUL American Unit Trust
                                American Century
                   American Century Heritage A Class-025083767

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    9,678,847  $    9,901,073         620,836
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    9,678,847
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    8,300,517       4,444,448  $         1.87
Band 100                                       -               -            1.90
Band 75                                        -               -            1.93
Band 50                                  242,256         123,771            1.96
Band 25                                        -               -            1.99
Band 0                                 1,136,074         558,045            2.04
                                  --------------  --------------
  Total                           $    9,678,847       5,126,264
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (75,179)
                                                                  --------------
Net investment income (loss)                                             (75,179)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (163,517)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   2,424,246
                                                                  --------------
Net gain (loss)                                                        2,260,729
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,185,550
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     (75,179)      $     (22,697)
Net realized gain (loss)                                         (163,517)             35,046
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)            2,424,246          (3,514,661)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               2,185,550          (3,502,312)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        4,769,373           3,722,851
Cost of units redeemed                                         (2,009,294)         (1,427,300)
                                                            -------------       -------------
Increase (decrease)                                             2,760,079           2,295,551
                                                            -------------       -------------
Net increase (decrease)                                         4,945,629          (1,206,761)
Net assets, beginning                                           4,733,218           5,939,979
                                                            -------------       -------------
Net assets, ending                                          $   9,678,847           4,733,218
                                                            =============       =============
Units sold                                                      3,399,238           1,919,078
Units redeemed                                                 (1,659,698)          (787,746)
                                                            -------------       -------------
Net increase (decrease)                                         1,739,540           1,131,332
Units outstanding, beginning                                    3,386,724           2,255,392
                                                            -------------       -------------
Units outstanding, ending                                       5,126,264           3,386,724
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    14,404,076
Cost of units redeemed                                                (4,790,402)
Account charges                                                                -
Net investment income (loss)                                            (139,948)
Net realized gain (loss)                                                  17,894
Realized gain distributions                                              409,453
Net change in unrealized appreciation (depreciation)                    (222,226)
                                                                 ---------------
                                                                 $     9,678,847
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.87         4,444   $    8,301           1.25%           34.8%
12/31/08         1.39         2,943        4,078           1.25%          -47.0%
12/31/07         2.61         1,926        5,031           1.25%           43.6%
12/31/06         1.82           920        1,675           1.25%           15.1%
12/31/05         1.58             0            0           1.25%           20.6%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.90             0   $        0           1.00%           35.2%
12/31/08         1.40             0            0           1.00%          -46.8%
12/31/07         2.64             0            0           1.00%           43.9%
12/31/06         1.83             0            0           1.00%           15.7%
12/31/05         1.59             0            0           1.00%           20.7%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.93             0   $        0           0.75%           35.5%
12/31/08         1.42             0            0           0.75%          -46.7%
12/31/07         2.67             0            0           0.75%           44.3%
12/31/06         1.85             0            0           0.75%           15.9%
12/31/05         1.59             0            0           0.75%           21.0%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.96           124   $      242            0.50%          35.8%
12/31/08         1.44           106          152            0.50%         -46.6%
12/31/07         2.70            61          165            0.50%          44.6%
12/31/06         1.86            54          100            0.50%          16.2%
12/31/05         1.60             0            0            0.50%          21.3%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.99             0   $        0           0.25%           36.2%
12/31/08         1.46             0            0           0.25%          -46.4%
12/31/07         2.73             0            0           0.25%           45.0%
12/31/06         1.88             0            0           0.25%           16.5%
12/31/05         1.61             0            0           0.25%           21.6%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.04           558   $    1,136           0.00%           36.5%
12/31/08         1.49           338          504           0.00%          -46.3%
12/31/07         2.78           268          744           0.00%           45.4%
12/31/06         1.91           169          323           0.00%           16.8%
12/31/05         1.64             0            0           0.00%           21.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.7%
2007             0.0%
2006             0.0%
2005             0.0%

                             AUL American Unit Trust
                                American Century
            American Century Income & Growth Investor Class-02507M303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      170,770  $      225,718           8,002
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      170,770
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      170,770         180,086  $         0.95
Band 100                                       -               -            0.96
Band 75                                        -               -            0.98
Band 50                                        -               -            0.99
Band 25                                        -               -            1.01
Band 0                                         -               -            1.09
                                  --------------  --------------
  Total                           $      170,770         180,086
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        3,235
Mortality & expense charges                                               (1,815)
                                                                  --------------
Net investment income (loss)                                               1,420
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (23,217)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      45,723
                                                                  --------------
Net gain (loss)                                                           22,506
                                                                  --------------
Increase (decrease) in net assets from operations                 $       23,926
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $       1,420       $       1,150
Net realized gain (loss)                                          (23,217)            (32,955)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)               45,723             (82,182)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  23,926            (113,987)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           11,052               6,616
Cost of units redeemed                                            (30,900)            (43,275)
                                                            -------------       -------------
Increase (decrease)                                               (19,848)            (36,659)
                                                            -------------       -------------
Net increase (decrease)                                             4,078            (150,646)
Net assets, beginning                                             166,692             317,338
                                                            -------------       -------------
Net assets, ending                                          $     170,770             166,692
                                                            =============       =============
Units sold                                                         15,304              49,791
Units redeemed                                                    (39,929)           (103,349)
                                                            -------------       -------------
Net increase (decrease)                                           (24,625)            (53,558)
Units outstanding, beginning                                      204,711             258,269
                                                            -------------       -------------
Units outstanding, ending                                         180,086             204,711
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       571,507
Cost of units redeemed                                                  (395,820)
Account charges                                                                -
Net investment income (loss)                                               9,579
Net realized gain (loss)                                                 (22,296)
Realized gain distributions                                               62,748
Net change in unrealized appreciation (depreciation)                     (54,948)
                                                                 ---------------
                                                                 $       170,770
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.95           180   $      171           1.25%           16.5%
12/31/08         0.81           205          167           1.25%          -33.7%
12/31/07         1.23           258          317           1.25%           -4.2%
12/31/06         1.28           261          334           1.25%           15.5%
12/31/05         1.11           256          284           1.25%            3.7%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.96             0   $        0           1.00%           16.7%
12/31/08         0.83             0            0           1.00%          -33.6%
12/31/07         1.24             0            0           1.00%           -3.9%
12/31/06         1.29             0            0           1.00%           16.0%
12/31/05         1.11             0            0           1.00%            3.6%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.98             0   $        0           0.75%           17.0%
12/31/08         0.84             0            0           0.75%          -33.4%
12/31/07         1.26             0            0           0.75%           -3.7%
12/31/06         1.30             0            0           0.75%           16.3%
12/31/05         1.12             0            0           0.75%            3.9%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.99             0   $        0           0.50%           17.3%
12/31/08         0.85             0            0           0.50%          -33.2%
12/31/07         1.27             0            0           0.50%           -3.4%
12/31/06         1.31             0            0           0.50%           16.6%
12/31/05         1.13             0            0           0.50%            4.2%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.25%           17.6%
12/31/08         0.86             0            0           0.25%          -33.1%
12/31/07         1.28             0            0           0.25%           -3.2%
12/31/06         1.32             0            0           0.25%           16.9%
12/31/05         1.13             0            0           0.25%            4.4%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09             0   $        0           0.00%           17.9%
12/31/08         0.92             0            0           0.00%          -32.9%
12/31/07         1.37             0            0           0.00%           -2.9%
12/31/06         1.41             0            0           0.00%           17.2%
12/31/05         1.21             0            0           0.00%            4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.9%
2008             1.8%
2007             1.5%
2006             1.8%
2005             1.9%

                             AUL American Unit Trust
                                American Century
             American Century International Growth A Class-025086406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      240,765  $      207,016          24,468
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      240,765
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      240,765         142,053  $         1.69
Band 100                                       -               -            1.72
Band 75                                        -               -            1.75
Band 50                                        -               -            1.78
Band 25                                        -               -            1.80
Band 0                                         -               -            1.84
                                  --------------  --------------
  Total                           $      240,765         142,053
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        1,359
Mortality & expense charges                                               (2,068)
                                                                  --------------
Net investment income (loss)                                                (709)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (32,050)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      85,007
                                                                  --------------
Net gain (loss)                                                           52,957
                                                                  --------------
Increase (decrease) in net assets from operations                 $       52,248
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $        (709)      $         (15)
Net realized gain (loss)                                          (32,050)            (21,856)
Realized gain distributions                                             -                 765
Net change in unrealized appreciation (depreciation)               85,007             (69,896)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  52,248             (91,002)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          101,277              82,329
Cost of units redeemed                                            (19,196)           (222,262)
                                                            -------------       -------------
Increase (decrease)                                                82,081            (139,933)
                                                            -------------       -------------
Net increase (decrease)                                           134,329            (230,935)
Net assets, beginning                                             106,436             337,371
                                                            -------------       -------------
Net assets, ending                                          $     240,765             106,436
                                                            =============       =============
Units sold                                                         87,838              52,636
Units redeemed                                                    (28,723)           (111,541)
                                                            -------------       -------------
Net increase (decrease)                                            59,115             (58,905)
Units outstanding, beginning                                       82,938             141,843
                                                            -------------       -------------
Units outstanding, ending                                         142,053              82,938
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       531,356
Cost of units redeemed                                                  (296,302)
Account charges                                                                -
Net investment income (loss)                                              (2,593)
Net realized gain (loss)                                                 (43,298)
Realized gain distributions                                               17,853
Net change in unrealized appreciation (depreciation)                      33,749
                                                                 ---------------
                                                                 $       240,765
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.69           142   $      241           1.25%           32.1%
12/31/08         1.28            83          106           1.25%          -46.0%
12/31/07         2.38           142          337           1.25%           15.4%
12/31/06         2.06            46           95           1.25%           23.4%
12/31/05         1.67             0            0           1.25%           11.3%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.72             0   $        0           1.00%           32.4%
12/31/08         1.30             0            0           1.00%          -45.9%
12/31/07         2.40             0            0           1.00%           15.7%
12/31/06         2.08             0            0           1.00%           23.5%
12/31/05         1.68             0            0           1.00%           11.7%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.75             0   $        0           0.75%           32.7%
12/31/08         1.32             0            0           0.75%          -45.8%
12/31/07         2.43             0            0           0.75%           16.0%
12/31/06         2.09             0            0           0.75%           23.8%
12/31/05         1.69             0            0           0.75%           12.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.78             0   $        0           0.50%           33.1%
12/31/08         1.33             0            0           0.50%          -45.6%
12/31/07         2.46             0            0           0.50%           16.3%
12/31/06         2.11             0            0           0.50%           24.1%
12/31/05         1.70             0            0           0.50%           12.2%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.80             0   $        0           0.25%           33.4%
12/31/08         1.35             0            0           0.25%          -45.5%
12/31/07         2.48             0            0           0.25%           16.6%
12/31/06         2.13             0            0           0.25%           24.4%
12/31/05         1.71             0            0           0.25%           12.5%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.84             0   $        0           0.00%           33.7%
12/31/08         1.38             0            0           0.00%          -45.4%
12/31/07         2.52             0            0           0.00%           16.9%
12/31/06         2.16             0            0           0.00%           24.7%
12/31/05         1.73             0            0           0.00%           12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.8%
2008             0.8%
2007             0.5%
2006             0.9%
2005             0.0%

                             AUL American Unit Trust
                                American Century
         American Century International Growth Investor Class-025086109

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,473,758  $    1,733,400         149,620
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,473,758
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,473,758         682,917  $         2.16
Band 100                                       -               -            2.19
Band 75                                        -               -            2.23
Band 50                                        -               -            2.26
Band 25                                        -               -            2.30
Band 0                                         -               -            2.63
                                  --------------  --------------
  Total                           $    1,473,758         682,917
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       11,473
Mortality & expense charges                                              (14,198)
                                                                  --------------
Net investment income (loss)                                              (2,725)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (67,072)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     409,241
                                                                  --------------
Net gain (loss)                                                          342,169
                                                                  --------------
Increase (decrease) in net assets from operations                 $      339,444
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (2,725)      $       1,639
Net realized gain (loss)                                          (67,072)            (37,041)
Realized gain distributions                                             -               5,851
Net change in unrealized appreciation (depreciation)              409,241            (756,550)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 339,444            (786,101)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          374,078             330,956
Cost of units redeemed                                           (200,730)           (259,146)
                                                            -------------       -------------
Increase (decrease)                                               173,348              71,810
                                                            -------------       -------------
Net increase (decrease)                                           512,792            (714,291)
Net assets, beginning                                             960,966           1,675,257
                                                            -------------       -------------
Net assets, ending                                          $   1,473,758             960,966
                                                            =============       =============
Units sold                                                        203,491             142,953
Units redeemed                                                   (109,965)           (109,492)
                                                            -------------       -------------
Net increase (decrease)                                            93,526              33,461
Units outstanding, beginning                                      589,391             555,930
                                                            -------------       -------------
Units outstanding, ending                                         682,917             589,391
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,893,380
Cost of units redeemed                                                (3,785,034)
Account charges                                                                -
Net investment income (loss)                                             (16,851)
Net realized gain (loss)                                                 552,495
Realized gain distributions                                               89,410
Net change in unrealized appreciation (depreciation)                    (259,642)
                                                                 ---------------
                                                                 $     1,473,758
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.16           683   $    1,474           1.25%           32.4%
12/31/08         1.63           589          961           1.25%          -45.9%
12/31/07         3.01           556        1,675           1.25%           15.8%
12/31/06         2.60           490        1,275           1.25%           23.3%
12/31/05         2.11           481        1,015           1.25%           12.2%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.19             0   $        0           1.00%           32.7%
12/31/08         1.65             0            0           1.00%          -45.8%
12/31/07         3.05             0            0           1.00%           16.1%
12/31/06         2.62             0            0           1.00%           23.8%
12/31/05         2.12             0            0           1.00%           12.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.23             0   $        0           0.75%           33.0%
12/31/08         1.67             0            0           0.75%          -45.6%
12/31/07         3.08             0            0           0.75%           16.4%
12/31/06         2.64             0            0           0.75%           24.1%
12/31/05         2.13             0            0           0.75%           12.2%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.26             0   $        0           0.50%           33.4%
12/31/08         1.70             0            0           0.50%          -45.5%
12/31/07         3.11             0            0           0.50%           16.7%
12/31/06         2.67             0            0           0.50%           24.4%
12/31/05         2.14             0            0           0.50%           12.5%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.30             0   $        0           0.25%           33.7%
12/31/08         1.72             0            0           0.25%          -45.3%
12/31/07         3.14             0            0           0.25%           17.0%
12/31/06         2.69             0            0           0.25%           24.7%
12/31/05         2.16             0            0           0.25%           12.8%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.63             0   $        0           0.00%           34.0%
12/31/08         1.96             0            0           0.00%          -45.2%
12/31/07         3.58             0            0           0.00%           17.3%
12/31/06         3.05             0            0           0.00%           25.0%
12/31/05         2.44             0            0           0.00%           13.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.9%
2008             1.4%
2007             0.6%
2006             0.8%
2005             2.1%

                             AUL American Unit Trust
                                American Century
             American Century Large Company Value A Class-025076787

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,050,616  $    2,478,895         406,062
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    2,050,616
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,546,987       1,235,965   $        1.25
Band 100                                       -               -            1.27
Band 75                                        -               -            1.29
Band 50                                        -               -            1.31
Band 25                                        -               -            1.33
Band 0                                   503,629         366,693            1.37
                                  --------------  --------------
  Total                           $    2,050,616       1,602,658
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       35,952
Mortality & expense charges                                              (17,670)
                                                                  --------------
Net investment income (loss)                                              18,282
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (313,257)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     629,194
                                                                  --------------
Net gain (loss)                                                          315,937
                                                                  --------------
Increase (decrease) in net assets from operations                 $      334,219
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      18,282       $      26,515
Net realized gain (loss)                                         (313,257)            (84,274)
Realized gain distributions                                             -              30,987
Net change in unrealized appreciation (depreciation)              629,194          (1,066,988)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 334,219          (1,093,760)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          367,149             860,521
Cost of units redeemed                                           (404,604)           (699,700)
                                                            -------------       -------------
Increase (decrease)                                               (37,455)            160,821
                                                            -------------       -------------
Net increase (decrease)                                           296,764            (932,939)
Net assets, beginning                                           1,753,852           2,686,791
                                                            -------------       -------------
Net assets, ending                                          $   2,050,616           1,753,852
                                                            =============       =============
Units sold                                                        499,224             765,459
Units redeemed                                                   (536,363)           (686,656)
                                                            -------------       -------------
Net increase (decrease)                                           (37,139)             78,803
Units outstanding, beginning                                    1,639,797           1,560,994
                                                            -------------       -------------
Units outstanding, ending                                       1,602,658           1,639,797
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     5,337,024
Cost of units redeemed                                                (2,725,779)
Account charges                                                                -
Net investment income (loss)                                              70,549
Net realized gain (loss)                                                (343,275)
Realized gain distributions                                              140,376
Net change in unrealized appreciation (depreciation)                    (428,279)
                                                                 ---------------
                                                                 $     2,050,616
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.25         1,236   $    1,547           1.25%           18.7%
12/31/08         1.05         1,366        1,440           1.25%          -38.1%
12/31/07         1.70         1,338        2,280           1.25%           -2.8%
12/31/06         1.75         1,045        1,832           1.25%           18.4%
12/31/05         1.48           512          758           1.25%            2.1%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.27             0   $        0           1.00%           19.0%
12/31/08         1.07             0            0           1.00%          -37.9%
12/31/07         1.72             0            0           1.00%           -2.5%
12/31/06         1.77             0            0           1.00%           18.3%
12/31/05         1.49             0            0           1.00%            2.9%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           0.75%           19.3%
12/31/08         1.08             0            0           0.75%          -37.8%
12/31/07         1.74             0            0           0.75%           -2.3%
12/31/06         1.78             0            0           0.75%           18.6%
12/31/05         1.50             0            0           0.75%            3.1%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.31             0   $        0           0.50%           19.6%
12/31/08         1.10             0            0           0.50%          -37.6%
12/31/07         1.76             0            0           0.50%           -2.0%
12/31/06         1.80             0            0           0.50%           18.9%
12/31/05         1.51             0            0           0.50%            3.4%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.25%           19.9%
12/31/08         1.11             0            0           0.25%          -37.5%
12/31/07         1.78             0            0           0.25%           -1.8%
12/31/06         1.81             0            0           0.25%           19.2%
12/31/05         1.52             0            0           0.25%            3.6%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.37           367   $      504           0.00%           20.2%
12/31/08         1.14           274          313           0.00%          -37.3%
12/31/07         1.82           223          407           0.00%           -1.5%
12/31/06         1.85           182          336           0.00%           19.5%
12/31/05         1.55             0            0           0.00%            3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.9%
2008             2.3%
2007             1.7%
2006             1.7%
2005             1.6%

                             AUL American Unit Trust
                                American Century
               American Century Small Cap Growth A Class-025083221

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      553,007  $      503,980          87,501
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      553,007
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      551,930         475,028  $         1.16
Band 100                                   1,077             914            1.18
Band 75                                        -               -            1.20
Band 50                                        -               -            1.21
Band 25                                        -               -            1.23
Band 0                                         -               -            1.25
                                  --------------  --------------
  Total                           $      553,007         475,942
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (5,929)
                                                                  --------------
Net investment income (loss)                                              (5,929)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (73,831)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     188,598
                                                                  --------------
Net gain (loss)                                                          114,767
                                                                  --------------
Increase (decrease) in net assets from operations                 $      108,838
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (5,929)      $      (4,434)
Net realized gain (loss)                                          (73,831)            (22,681)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              188,598            (170,427)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 108,838            (197,542)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          107,872             398,990
Cost of units redeemed                                           (101,665)           (126,546)
                                                            -------------       -------------
Increase (decrease)                                                 6,207             272,444
                                                            -------------       -------------
Net increase (decrease)                                           115,045              74,902
Net assets, beginning                                             437,962             363,060
                                                            -------------       -------------
Net assets, ending                                          $     553,007             437,962
                                                            =============       =============
Units sold                                                        158,338             506,578
Units redeemed                                                   (146,425)           (262,410)
                                                            -------------       -------------
Net increase (decrease)                                            11,913             244,168
Units outstanding, beginning                                      464,029             219,861
                                                            -------------       -------------
Units outstanding, ending                                         475,942             464,029
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       921,021
Cost of units redeemed                                                  (334,092)
Account charges                                                                -
Net investment income (loss)                                             (15,575)
Net realized gain (loss)                                                 (86,681)
Realized gain distributions                                               19,307
Net change in unrealized appreciation (depreciation)                      49,027
                                                                 ---------------
                                                                 $       553,007
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.16           475   $      552           1.25%           23.1%
12/31/08         0.94           463          437           1.25%          -42.8%
12/31/07         1.65           220          363           1.25%           22.1%
12/31/06         1.35           126          171           1.25%           11.8%
12/31/05         1.21            51           62           1.25%            3.4%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.18             1   $        1           1.00%           23.4%
12/31/08         0.95             1            1           1.00%          -42.7%
12/31/07         1.67             0            0           1.00%           22.4%
12/31/06         1.36             0            0           1.00%           12.1%
12/31/05         1.21             0            0           1.00%            3.5%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.20             0   $        0           0.75%           23.7%
12/31/08         0.97             0            0           0.75%          -42.6%
12/31/07         1.68             0            0           0.75%           22.7%
12/31/06         1.37             0            0           0.75%           12.4%
12/31/05         1.22             0            0           0.75%            3.8%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.21             0   $        0           0.50%           24.0%
12/31/08         0.98             0            0           0.50%          -42.4%
12/31/07         1.70             0            0           0.50%           23.0%
12/31/06         1.38             0            0           0.50%           12.7%
12/31/05         1.22             0            0           0.50%            4.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.23             0   $        0           0.25%           24.3%
12/31/08         0.99             0            0           0.25%          -42.3%
12/31/07         1.71             0            0           0.25%           23.3%
12/31/06         1.39             0            0           0.25%           13.0%
12/31/05         1.23             0            0           0.25%            4.3%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.25             0   $        0           0.00%           24.7%
12/31/08         1.00             0            0           0.00%          -42.1%
12/31/07         1.73             0            0           0.00%           23.6%
12/31/06         1.40             0            0           0.00%           13.2%
12/31/05         1.23             0            0           0.00%            4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.0%
2007             0.0%
2006             0.0%
2005             0.0%

                             AUL American Unit Trust
                                American Century
                 American Century Real Estate A Class-025076860

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,692,767  $    2,034,165         117,146
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,692,767
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,248,606         860,977  $         1.45
Band 100                                       -               -            1.47
Band 75                                        -               -            1.50
Band 50                                        -               -            1.52
Band 25                                        -               -            1.54
Band 0                                   444,161         280,215            1.59
                                  --------------  --------------
  Total                           $    1,692,767       1,141,192
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       25,394
Mortality & expense charges                                              (11,111)
                                                                  --------------
Net investment income (loss)                                              14,283
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (324,127)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     695,125
                                                                  --------------
Net gain (loss)                                                          370,998
                                                                  --------------
Increase (decrease) in net assets from operations                 $      385,281
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      14,283       $      14,566
Net realized gain (loss)                                         (324,127)           (177,064)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              695,125            (619,561)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 385,281            (782,059)
                                                            -------------       -------------
Contract owner transactions:

Proceeds from units sold                                          625,596             838,506
Cost of units redeemed                                           (338,037)           (422,391)
                                                            -------------       -------------
Increase (decrease)                                               287,559             416,115
                                                            -------------       -------------
Net increase (decrease)                                           672,840            (365,944)
Net assets, beginning                                           1,019,927           1,385,871
                                                            -------------       -------------
Net assets, ending                                          $   1,692,767           1,019,927
                                                            =============       =============
Units sold                                                        585,210             428,755
Units redeemed                                                   (304,250)           (225,692)
                                                            -------------       -------------
Net increase (decrease)                                           280,960             203,063
Units outstanding, beginning                                      860,232             657,169
                                                            -------------       -------------
Units outstanding, ending                                       1,141,192             860,232
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     6,204,694
Cost of units redeemed                                                (3,994,085)
Account charges                                                                -
Net investment income (loss)                                              50,445
Net realized gain (loss)                                                (845,298)
Realized gain distributions                                              618,409
Net change in unrealized appreciation (depreciation)                    (341,398)
                                                                 ---------------
                                                                 $     1,692,767
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.45           861   $    1,249           1.25%           24.8%
12/31/08         1.16           644          749           1.25%          -44.1%
12/31/07         2.08           515        1,071           1.25%          -17.0%
12/31/06         2.51           847        2,124           1.25%           32.6%
12/31/05         1.89           191          361           1.25%           14.5%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.47             0   $        0           1.00%           25.1%
12/31/08         1.18             0            0           1.00%          -44.0%
12/31/07         2.10             0            0           1.00%          -16.8%
12/31/06         2.53             0            0           1.00%           32.9%
12/31/05         1.90             0            0           1.00%           14.4%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.50             0   $        0           0.75%           25.4%
12/31/08         1.19             0            0           0.75%          -43.8%
12/31/07         2.13             0            0           0.75%          -16.6%
12/31/06         2.55             0            0           0.75%           33.3%
12/31/05         1.91             0            0           0.75%           14.6%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.52             0   $        0           0.50%           25.7%
12/31/08         1.21             0            0           0.50%          -43.7%
12/31/07         2.15             0            0           0.50%          -16.4%
12/31/06         2.57             0            0           0.50%           33.6%
12/31/05         1.92             0            0           0.50%           14.9%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.54             0   $        0           0.25%           26.0%
12/31/08         1.23             0            0           0.25%          -43.5%
12/31/07         2.17             0            0           0.25%          -16.2%
12/31/06         2.59             0            0           0.25%           33.9%
12/31/05         1.93             0            0           0.25%           15.2%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.59           280   $      444           0.00%           26.3%
12/31/08         1.25           216          271           0.00%          -43.4%
12/31/07         2.22           142          315           0.00%          -16.0%
12/31/06         2.64            87          230           0.00%           34.3%
12/31/05         1.96             0            0           0.00%           15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.9%
2008             2.4%
2007             2.0%
2006             1.6%
2005             2.3%

                             AUL American Unit Trust
                                American Century
                American Century Select Investor Class-025083502

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       29,107  $       29,043             879
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       29,107
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       29,107          15,022  $         1.94
Band 100                                       -               -            1.97
Band 75                                        -               -            2.00
Band 50                                        -               -            2.03
Band 25                                        -               -            2.06
Band 0                                         -               -            2.36
                                  --------------  --------------
  Total                           $       29,107          15,022
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          139
Mortality & expense charges                                                 (295)
                                                                  --------------
Net investment income (loss)                                                (156)
                                                                  --------------

Gain (loss) on investments:
Net realized gain (loss)                                                    (868)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       8,182
                                                                  --------------
Net gain (loss)                                                            7,314
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,158
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $        (156)      $          29
Net realized gain (loss)                                             (868)             (2,404)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)                8,182              (8,333)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                   7,158             (10,708)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                            3,124              66,156
Cost of units redeemed                                             (1,023)            (38,725)
                                                            -------------       -------------
Increase (decrease)                                                 2,101              27,431
                                                            -------------       -------------
Net increase (decrease)                                             9,259              16,723
Net assets, beginning                                              19,848               3,125
                                                            -------------       -------------
Net assets, ending                                          $      29,107              19,848
                                                            =============       =============
Units sold                                                          4,019              32,920
Units redeemed                                                     (2,633)            (20,563)
                                                            -------------       -------------
Net increase (decrease)                                             1,386              12,357
Units outstanding, beginning                                       13,636               1,279
                                                            -------------       -------------
Units outstanding, ending                                          15,022              13,636
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       378,487
Cost of units redeemed                                                  (367,868)
Account charges                                                                -
Net investment income (loss)                                              (5,286)
Net realized gain (loss)                                                  23,388
Realized gain distributions                                                  322
Net change in unrealized appreciation (depreciation)                          64
                                                                 ---------------
                                                                 $        29,107
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.94            15   $       29           1.25%           33.1%
12/31/08         1.46            14           20           1.25%          -40.4%
12/31/07         2.44             1            3           1.25%           20.1%
12/31/06         2.03             3            6           1.25%           -3.2%
12/31/05         2.10            20           42           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.97             0   $        0           1.00%           33.5%
12/31/08         1.47             0            0           1.00%          -40.3%
12/31/07         2.47             0            0           1.00%           20.5%
12/31/06         2.05             0            0           1.00%           -2.8%
12/31/05         2.11             0            0           1.00%           -0.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.00             0   $        0           0.75%           33.8%
12/31/08         1.49             0            0           0.75%          -40.1%
12/31/07         2.50             0            0           0.75%           20.8%
12/31/06         2.07             0            0           0.75%           -2.5%
12/31/05         2.12             0            0           0.75%           -0.1%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.03             0   $        0           0.50%           34.1%
12/31/08         1.51             0            0           0.50%          -40.0%
12/31/07         2.52             0            0           0.50%           21.1%
12/31/06         2.08             0            0           0.50%           -2.3%
12/31/05         2.13             0            0           0.50%            0.2%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.06             0   $        0           0.25%           34.5%
12/31/08         1.53             0            0           0.25%          -39.8%
12/31/07         2.55             0            0           0.25%           21.4%
12/31/06         2.10             0            0           0.25%           -2.0%
12/31/05         2.14             0            0           0.25%            0.4%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.36             0   $        0           0.00%           34.8%
12/31/08         1.75             0            0           0.00%          -39.7%
12/31/07         2.90             0            0           0.00%           21.7%
12/31/06         2.38             0            0           0.00%           -1.8%
12/31/05         2.43             0            0           0.00%            0.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.6%
2008             1.8%
2007             0.0%
2006             0.1%
2005             0.8%

                             AUL American Unit Trust
                                American Century
            American Century Small-Cap Value Advisor Class-025076837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      261,687  $      267,464          35,847
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      261,687
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      261,687         138,759  $         1.89
Band 100                                       -               -            1.92
Band 75                                        -               -            1.95
Band 50                                        -               -            1.98
Band 25                                        -               -            2.01
Band 0                                         -               -            2.05
                                  --------------  --------------
  Total                           $      261,687         138,759
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        2,998
Mortality & expense charges                                               (2,088)
                                                                  --------------
Net investment income (loss)                                                 910
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (11,765)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      71,806
                                                                  --------------
Net gain (loss)                                                           60,041
                                                                  --------------
Increase (decrease) in net assets from operations                 $       60,951
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         910       $         230
Net realized gain (loss)                                          (11,765)             (6,723)
Realized gain distributions                                             -                 354
Net change in unrealized appreciation (depreciation)               71,806             (39,938)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  60,951             (46,077)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           91,870              39,389
Cost of units redeemed                                            (16,322)            (12,267)
                                                            -------------       -------------
Increase (decrease)                                                75,548              27,122
                                                            -------------       -------------
Net increase (decrease)                                           136,499             (18,955)
Net assets, beginning                                             125,188             144,143
                                                            -------------       -------------
Net assets, ending                                          $     261,687             125,188
                                                            =============       =============
Units sold                                                         60,913              23,350
Units redeemed                                                    (12,985)             (7,137)
                                                            -------------       -------------
Net increase (decrease)                                            47,928              16,213
Units outstanding, beginning                                       90,831              74,618
                                                            -------------       -------------
Units outstanding, ending                                         138,759              90,831
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       565,758
Cost of units redeemed                                                  (398,504)
Account charges                                                                -
Net investment income (loss)                                              (5,290)
Net realized gain (loss)                                                  (6,396)
Realized gain distributions                                              111,896
Net change in unrealized appreciation (depreciation)                      (5,777)
                                                                 ---------------
                                                                 $       261,687
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.89           139   $      262           1.25%           36.8%
12/31/08         1.38            91          125           1.25%          -28.7%
12/31/07         1.93            75          144           1.25%           -4.2%
12/31/06         2.02           190          383           1.25%           14.0%
12/31/05         1.77           132          234           1.25%            6.6%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.92             0   $        0           1.00%           37.2%
12/31/08         1.40             0            0           1.00%          -28.5%
12/31/07         1.95             0            0           1.00%           -4.0%
12/31/06         2.03             0            0           1.00%           14.1%
12/31/05         1.78             0            0           1.00%            6.9%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.95             0   $        0           0.75%           37.5%
12/31/08         1.41             0            0           0.75%          -28.3%
12/31/07         1.97             0            0           0.75%           -3.7%
12/31/06         2.05             0            0           0.75%           14.4%
12/31/05         1.79             0            0           0.75%            7.1%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.98             0   $        0           0.50%           37.9%
12/31/08         1.43             0            0           0.50%          -28.1%
12/31/07         1.99             0            0           0.50%           -3.5%
12/31/06         2.07             0            0           0.50%           14.7%
12/31/05         1.80             0            0           0.50%            7.4%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.01             0   $        0           0.25%           38.2%
12/31/08         1.45             0            0           0.25%          -27.9%
12/31/07         2.02             0            0           0.25%           -3.3%
12/31/06         2.08             0            0           0.25%           15.0%
12/31/05         1.81             0            0           0.25%            7.7%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.05             0   $        0           0.00%           38.6%
12/31/08         1.48             0            0           0.00%          -27.8%
12/31/07         2.05             0            0           0.00%           -3.0%
12/31/06         2.11             0            0           0.00%           15.3%
12/31/05         1.83             0            0           0.00%            7.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.5%
2008             1.4%
2007             0.4%
2006             0.4%
2005             0.4%

                             AUL American Unit Trust
                                American Century
         American Century Small-Cap Value Fund Investor Class-025076852

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,824,104    $        8,959,661                1,070,328
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,824,104
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,824,104             3,896,716     $               2.01
Band 100                                             -                     -                     2.04
Band 75                                              -                     -                     2.07
Band 50                                              -                     -                     2.10
Band 25                                              -                     -                     2.14
Band 0                                               -                     -                     2.24
                                    ------------------    ------------------
 Total                              $        7,824,104             3,896,716
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            123,047
Mortality & expense charges                                                                   (78,070)
                                                                                 --------------------
Net investment income (loss)                                                                   44,977
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (498,636)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,567,118
                                                                                 --------------------
Net gain (loss)                                                                             2,068,482
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,113,459
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          44,977     $           24,749
Net realized gain (loss)                                              (498,636)              (696,773)
Realized gain distributions                                                  -                 15,535
Net change in unrealized appreciation (depreciation)                 2,567,118             (1,559,103)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,113,459             (2,215,592)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,295,887              1,792,699
Cost of units redeemed                                              (1,078,558)            (2,104,289)
                                                             -----------------     ------------------
Increase (decrease)                                                    217,329               (311,590)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,330,788             (2,527,182)
Net assets, beginning                                                5,493,316              8,020,498
                                                             -----------------     ------------------
Net assets, ending                                           $       7,824,104              5,493,316
                                                             =================     ==================
Units sold                                                             840,301              1,040,470
Units redeemed                                                        (692,498)            (1,203,579)
                                                             -----------------     ------------------
Net increase (decrease)                                                147,803               (163,109)
Units outstanding, beginning                                         3,748,913              3,912,022
                                                             -----------------     ------------------
Units outstanding, ending                                            3,896,716              3,748,913
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       16,914,083
Cost of units redeemed                                                                    (11,161,369)
Account charges                                                                                     -
Net investment income (loss)                                                                  (66,957)
Net realized gain (loss)                                                                     (756,319)
Realized gain distributions                                                                 4,030,223
Net change in unrealized appreciation (depreciation)                                       (1,135,557)
                                                                                   ------------------
                                                                                   $        7,824,104
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.01        3,897     $    7,824          1.25%          37.0%
12/31/08          1.47        3,749          5,493          1.25%         -28.5%
12/31/07          2.05        3,912          8,020          1.25%          -3.9%
12/31/06          2.13        4,346          9,274          1.25%          14.1%
12/31/05          1.87        3,774          7,057          1.25%           6.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.04            0     $        0          1.00%          37.4%
12/31/08          1.48            0              0          1.00%         -28.3%
12/31/07          2.07            0              0          1.00%          -3.7%
12/31/06          2.15            0              0          1.00%          14.4%
12/31/05          1.88            0              0          1.00%           7.2%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.07            0     $        0          0.75%          37.7%
12/31/08          1.50            0              0          0.75%         -28.2%
12/31/07          2.09            0              0          0.75%          -3.5%
12/31/06          2.17            0              0          0.75%          14.7%
12/31/05          1.89            0              0          0.75%           7.5%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.10            0     $        0          0.50%          38.1%
12/31/08          1.52            0              0          0.50%         -28.0%
12/31/07          2.12            0              0          0.50%          -3.2%
12/31/06          2.19            0              0          0.50%          14.9%
12/31/05          1.90            0              0          0.50%           7.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.14            0     $        0          0.25%          38.4%
12/31/08          1.54            0              0          0.25%         -27.8%
12/31/07          2.14            0              0          0.25%          -3.0%
12/31/06          2.20            0              0          0.25%          15.2%
12/31/05          1.91            0              0          0.25%           8.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.24            0     $        0          0.00%          38.8%
12/31/08          1.61            0              0          0.00%         -27.6%
12/31/07          2.23            0              0          0.00%          -2.7%
12/31/06          2.29            0              0          0.00%          15.5%
12/31/05          1.99            0              0          0.00%           8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.8%
2008              1.6%
2007              1.0%
2006              0.6%
2005              0.7%

                             AUL American Unit Trust
                                American Century
          American Century Small Company Stock Advisor Class-02507M824

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           92,981    $          130,601                   15,343
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           92,981
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           92,981                65,186     $               1.43
Band 100                                             -                     -                     1.45
Band 75                                              -                     -                     1.47
Band 50                                              -                     -                     1.49
Band 25                                              -                     -                     1.52
Band 0                                               -                     -                     1.56
                                    ------------------    ------------------
 Total                              $           92,981                65,186
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                124
Mortality & expense charges                                                                      (906)
                                                                                 --------------------
Net investment income (loss)                                                                     (782)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (850)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           16,747
                                                                                 --------------------
Net gain (loss)                                                                                15,897
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,115
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (782)    $           (1,011)
Net realized gain (loss)                                                  (850)                (1,357)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    16,747                (35,795)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       15,115                (38,163)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                13,506                 15,139
Cost of units redeemed                                                      (5)                (1,572)
                                                             -----------------     ------------------
Increase (decrease)                                                     13,501                 13,567
                                                             -----------------     ------------------
Net increase (decrease)                                                 28,616                (24,596)
Net assets, beginning                                                   64,365                 88,961
                                                             -----------------     ------------------
Net assets, ending                                           $          92,981                 64,365
                                                             =================     ==================
Units sold                                                              11,636                  9,378
Units redeemed                                                              (4)                  (895)
                                                             -----------------     ------------------
Net increase (decrease)                                                 11,632                  8,483
Units outstanding, beginning                                            53,554                 45,071
                                                             -----------------     ------------------
Units outstanding, ending                                               65,186                 53,554
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          218,319
Cost of units redeemed                                                                       (121,600)
Account charges                                                                                     -
Net investment income (loss)                                                                   (3,878)
Net realized gain (loss)                                                                        8,731
Realized gain distributions                                                                    29,029
Net change in unrealized appreciation (depreciation)                                          (37,620)
                                                                                   ------------------
                                                                                   $           92,981
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.43           65     $       93          1.25%          18.7%
12/31/08          1.20           54             64          1.25%         -39.1%
12/31/07          1.97           45             89          1.25%          -7.2%
12/31/06          2.13           71            151          1.25%           4.8%
12/31/05          2.03           58            117          1.25%           5.2%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.45            0     $        0          1.00%          19.0%
12/31/08          1.22            0              0          1.00%         -39.0%
12/31/07          1.99            0              0          1.00%          -6.9%
12/31/06          2.14            0              0          1.00%           5.0%
12/31/05          2.04            0              0          1.00%           5.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47            0     $        0          0.75%          19.3%
12/31/08          1.23            0              0          0.75%         -38.8%
12/31/07          2.02            0              0          0.75%          -6.7%
12/31/06          2.16            0              0          0.75%           5.2%
12/31/05          2.05            0              0          0.75%           5.9%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.49            0     $        0          0.50%          19.6%
12/31/08          1.25            0              0          0.50%         -38.6%
12/31/07          2.04            0              0          0.50%          -6.5%
12/31/06          2.18            0              0          0.50%           5.5%
12/31/05          2.07            0              0          0.50%           6.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.52            0     $        0          0.25%          19.9%
12/31/08          1.27            0              0          0.25%         -38.5%
12/31/07          2.06            0              0          0.25%          -6.2%
12/31/06          2.20            0              0          0.25%           5.8%
12/31/05          2.08            0              0          0.25%           6.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.56            0     $        0          0.00%          20.2%
12/31/08          1.30            0              0          0.00%         -38.3%
12/31/07          2.11            0              0          0.00%          -6.0%
12/31/06          2.24            0              0          0.00%           6.0%
12/31/05          2.12            0              0          0.00%           6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.0%
2007              0.1%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                American Century
    American Century Strategic Allocation Aggressive Investor Class-025085705

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       23,115,217    $       25,102,200                3,460,361
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       23,115,217
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       23,115,217            17,387,419     $               1.33
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.39
Band 25                                              -                     -                     1.42
Band 0                                               -                     -                     1.46
                                    ------------------    ------------------
 Total                              $       23,115,217            17,387,419
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            161,963
Mortality & expense charges                                                                  (231,527)
                                                                                 --------------------
Net investment income (loss)                                                                  (69,564)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (777,049)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        5,187,520
                                                                                 --------------------
Net gain (loss)                                                                             4,410,471
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          4,340,907
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (69,564)    $           63,726
Net realized gain (loss)                                              (777,049)               (89,475)
Realized gain distributions                                                  -                 63,437
Net change in unrealized appreciation (depreciation)                 5,187,520             (6,661,267)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    4,340,907             (6,623,579)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,777,660              8,859,639
Cost of units redeemed                                              (3,993,727)            (2,673,792)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,783,933              6,185,847
                                                             -----------------     ------------------
Net increase (decrease)                                              8,124,840               (437,732)
Net assets, beginning                                               14,990,377             15,428,109
                                                             -----------------     ------------------
Net assets, ending                                           $      23,115,217             14,990,377
                                                             =================     ==================
Units sold                                                           7,275,908              7,007,991
Units redeemed                                                      (3,918,445)            (2,375,036)
                                                             -----------------     ------------------
Net increase (decrease)                                              3,357,463              4,632,955
Units outstanding, beginning                                        14,029,956              9,397,001
                                                             -----------------     ------------------
Units outstanding, ending                                           17,387,419             14,029,956
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       36,856,631
Cost of units redeemed                                                                    (13,762,623)
Account charges                                                                                     -
Net investment income (loss)                                                                  133,311
Net realized gain (loss)                                                                     (554,412)
Realized gain distributions                                                                 2,429,293
Net change in unrealized appreciation (depreciation)                                       (1,986,983)
                                                                                   ------------------
                                                                                   $       23,115,217
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33       17,387     $   23,115          1.25%          24.4%
12/31/08          1.07       14,030         14,990          1.25%         -34.9%
12/31/07          1.64        9,397         15,428          1.25%          13.4%
12/31/06          1.45        5,128          7,422          1.25%          13.1%
12/31/05          1.28        2,371          3,035          1.25%           6.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          1.00%          24.7%
12/31/08          1.08            0              0          1.00%         -34.8%
12/31/07          1.66            0              0          1.00%          13.7%
12/31/06          1.46            0              0          1.00%          13.6%
12/31/05          1.28            0              0          1.00%           6.8%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37            0     $        0          0.75%          25.0%
12/31/08          1.10            0              0          0.75%         -34.6%
12/31/07          1.68            0              0          0.75%          14.0%
12/31/06          1.47            0              0          0.75%          13.9%
12/31/05          1.29            0              0          0.75%           7.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.39            0     $        0          0.50%          25.4%
12/31/08          1.11            0              0          0.50%         -34.4%
12/31/07          1.69            0              0          0.50%          14.3%
12/31/06          1.48            0              0          0.50%          14.2%
12/31/05          1.30            0              0          0.50%           7.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42            0     $        0          0.25%          25.7%
12/31/08          1.13            0              0          0.25%         -34.3%
12/31/07          1.71            0              0          0.25%          14.6%
12/31/06          1.49            0              0          0.25%          14.5%
12/31/05          1.31            0              0          0.25%           7.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.46            0     $        0          0.00%          26.0%
12/31/08          1.16            0              0          0.00%         -34.1%
12/31/07          1.76            0              0          0.00%          14.9%
12/31/06          1.53            0              0          0.00%          14.8%
12/31/05          1.34            0              0          0.00%           7.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.9%
2008              1.7%
2007              1.8%
2006              1.9%
2005              1.4%

                             AUL American Unit Trust
                                American Century
       American Century Strategic Allocation Aggressive A Class-025085887

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,315,928    $        6,303,585                  946,915
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,315,928
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,174,640             4,074,877     $               1.52
Band 100                                       141,288                91,796                     1.54
Band 75                                              -                     -                     1.56
Band 50                                              -                     -                     1.59
Band 25                                              -                     -                     1.61
Band 0                                               -                     -                     1.65
                                    ------------------    ------------------
 Total                              $        6,315,928             4,166,673
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             26,758
Mortality & expense charges                                                                   (53,719)
                                                                                 --------------------
Net investment income (loss)                                                                  (26,961)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (179,344)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,184,061
                                                                                 --------------------
Net gain (loss)                                                                             1,004,717
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            977,756
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (26,961)    $           11,126
Net realized gain (loss)                                              (179,344)               (69,746)
Realized gain distributions                                                  -                 10,184
Net change in unrealized appreciation (depreciation)                 1,184,061             (1,064,018)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      977,756             (1,112,454)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,903,447              2,644,590
Cost of units redeemed                                                (647,296)              (667,754)
                                                             -----------------     ------------------
Increase (decrease)                                                  2,256,151              1,976,836
                                                             -----------------     ------------------
Net increase (decrease)                                              3,233,907                864,382
Net assets, beginning                                                3,082,021              2,217,639
                                                             -----------------     ------------------
Net assets, ending                                           $       6,315,928              3,082,021
                                                             =================     ==================
Units sold                                                           2,316,123              1,750,372
Units redeemed                                                        (669,386)              (415,559)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,646,737              1,334,813
Units outstanding, beginning                                         2,519,936              1,185,123
                                                             -----------------     ------------------
Units outstanding, ending                                            4,166,673              2,519,936
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        8,766,333
Cost of units redeemed                                                                     (2,755,531)
Account charges                                                                                     -
Net investment income (loss)                                                                   (9,456)
Net realized gain (loss)                                                                      (95,506)
Realized gain distributions                                                                   397,745
Net change in unrealized appreciation (depreciation)                                           12,343
                                                                                   ------------------
                                                                                   $        6,315,928
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.52        4,075     $    6,175          1.25%          23.9%
12/31/08          1.22        2,469          3,019          1.25%         -34.6%
12/31/07          1.87        1,169          2,188          1.25%          13.2%
12/31/06          1.65        1,019          1,684          1.25%          12.5%
12/31/05          1.47          510            750          1.25%           5.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.54           92     $      141          1.00%          24.2%
12/31/08          1.24           51             63          1.00%         -34.5%
12/31/07          1.89           16             30          1.00%          13.5%
12/31/06          1.67            0              0          1.00%          12.6%
12/31/05          1.48            0              0          1.00%           6.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.56            0     $        0          0.75%          24.5%
12/31/08          1.26            0              0          0.75%         -34.3%
12/31/07          1.91            0              0          0.75%          13.8%
12/31/06          1.68            0              0          0.75%          12.9%
12/31/05          1.49            0              0          0.75%           6.8%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.59            0     $        0          0.50%          24.9%
12/31/08          1.27            0              0          0.50%         -34.2%
12/31/07          1.93            0              0          0.50%          14.0%
12/31/06          1.69            0              0          0.50%          13.1%
12/31/05          1.50            0              0          0.50%           7.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.61            0     $        0          0.25%          25.2%
12/31/08          1.29            0              0          0.25%         -34.0%
12/31/07          1.95            0              0          0.25%          14.3%
12/31/06          1.71            0              0          0.25%          13.4%
12/31/05          1.51            0              0          0.25%           7.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.65            0     $        0          0.00%          25.5%
12/31/08          1.31            0              0          0.00%         -33.8%
12/31/07          1.98            0              0          0.00%          14.6%
12/31/06          1.73            0              0          0.00%          13.7%
12/31/05          1.52            0              0          0.00%           7.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.6%
2008              1.7%
2007              1.2%
2006              1.6%
2005              1.2%

                             AUL American Unit Trust
                                American Century
   American Century Strategic Allocation Conservative Investor Class-025085101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,075,565    $        6,042,104                1,186,633
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,075,565
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,075,565             4,838,273     $               1.26
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.34
Band 0                                               -                     -                     1.38
                                    ------------------    ------------------
 Total                              $        6,075,565             4,838,273
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            103,185
Mortality & expense charges                                                                   (63,486)
                                                                                 --------------------
Net investment income (loss)                                                                   39,699
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (157,984)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          789,774
                                                                                 --------------------
Net gain (loss)                                                                               631,790
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            671,489
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          39,699     $           49,433
Net realized gain (loss)                                              (157,984)               (49,650)
Realized gain distributions                                                  -                  4,753
Net change in unrealized appreciation (depreciation)                   789,774               (674,013)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      671,489               (669,477)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,279,798              2,867,492
Cost of units redeemed                                              (1,143,888)              (956,279)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,135,910              1,911,213
                                                             -----------------     ------------------
Net increase (decrease)                                              1,807,399              1,241,736
Net assets, beginning                                                4,268,166              3,026,430
                                                             -----------------     ------------------
Net assets, ending                                           $       6,075,565              4,268,166
                                                             =================     ==================
Units sold                                                           2,037,807              2,445,899
Units redeemed                                                      (1,044,264)              (879,580)
                                                             -----------------     ------------------
Net increase (decrease)                                                993,543              1,566,319
Units outstanding, beginning                                         3,844,730              2,278,411
                                                             -----------------     ------------------
Units outstanding, ending                                            4,838,273              3,844,730
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       11,562,826
Cost of units redeemed                                                                     (5,991,239)
Account charges                                                                                     -
Net investment income (loss)                                                                  222,915
Net realized gain (loss)                                                                     (126,271)
Realized gain distributions                                                                   373,873
Net change in unrealized appreciation (depreciation)                                           33,461
                                                                                   ------------------
                                                                                   $        6,075,565
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26        4,838     $    6,076          1.25%          13.1%
12/31/08          1.11        3,845          4,268          1.25%         -16.4%
12/31/07          1.33        2,278          3,026          1.25%           5.7%
12/31/06          1.26        2,034          2,555          1.25%           7.4%
12/31/05          1.17        1,296          1,516          1.25%           2.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          1.00%          13.4%
12/31/08          1.12            0              0          1.00%         -16.2%
12/31/07          1.34            0              0          1.00%           6.0%
12/31/06          1.27            0              0          1.00%           7.9%
12/31/05          1.17            0              0          1.00%           2.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          13.7%
12/31/08          1.14            0              0          0.75%         -16.0%
12/31/07          1.36            0              0          0.75%           6.3%
12/31/06          1.28            0              0          0.75%           8.1%
12/31/05          1.18            0              0          0.75%           3.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     $        0          0.50%          14.0%
12/31/08          1.15            0              0          0.50%         -15.8%
12/31/07          1.37            0              0          0.50%           6.5%
12/31/06          1.29            0              0          0.50%           8.4%
12/31/05          1.19            0              0          0.50%           3.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.25%          14.3%
12/31/08          1.17            0              0          0.25%         -15.6%
12/31/07          1.39            0              0          0.25%           6.8%
12/31/06          1.30            0              0          0.25%           8.7%
12/31/05          1.19            0              0          0.25%           3.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.00%          14.5%
12/31/08          1.21            0              0          0.00%         -15.4%
12/31/07          1.42            0              0          0.00%           7.1%
12/31/06          1.33            0              0          0.00%           8.9%
12/31/05          1.22            0              0          0.00%           3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.0%
2008              2.6%
2007              2.9%
2006              2.7%
2005              2.2%

                             AUL American Unit Trust
                                American Century
      American Century Strategic Allocation Conservative A Class-025085309

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,637,613    $        2,597,558                  515,158
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,637,613
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,589,507             1,973,305     $               1.31
Band 100                                        48,106                36,091                     1.33
Band 75                                              -                     -                     1.35
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.40
Band 0                                               -                     -                     1.42
                                    ------------------    ------------------
 Total                              $        2,637,613             2,009,396
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             41,964
Mortality & expense charges                                                                   (29,274)
                                                                                 --------------------
Net investment income (loss)                                                                   12,690
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (162,162)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          434,663
                                                                                 --------------------
Net gain (loss)                                                                               272,501
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            285,191
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          12,690     $           23,100
Net realized gain (loss)                                              (162,162)              (103,619)
Realized gain distributions                                                  -                  2,534
Net change in unrealized appreciation (depreciation)                   434,663               (329,549)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      285,191               (407,534)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,027,149              2,227,964
Cost of units redeemed                                                (932,153)            (1,012,709)
                                                             -----------------     ------------------
Increase (decrease)                                                     94,996              1,215,255
                                                             -----------------     ------------------
Net increase (decrease)                                                380,187                807,721
Net assets, beginning                                                2,257,426              1,449,705
                                                             -----------------     ------------------
Net assets, ending                                           $       2,637,613              2,257,426
                                                             =================     ==================
Units sold                                                             866,325              1,700,512
Units redeemed                                                        (798,359)              (797,907)
                                                             -----------------     ------------------
Net increase (decrease)                                                 67,966                902,605
Units outstanding, beginning                                         1,941,430              1,038,825
                                                             -----------------     ------------------
Units outstanding, ending                                            2,009,396              1,941,430
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,326,381
Cost of units redeemed                                                                     (2,663,212)
Account charges                                                                                     -
Net investment income (loss)                                                                   56,295
Net realized gain (loss)                                                                     (240,449)
Realized gain distributions                                                                   118,543
Net change in unrealized appreciation (depreciation)                                           40,055
                                                                                   ------------------
                                                                                   $        2,637,613
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31        1,973     $    2,590          1.25%          12.9%
12/31/08          1.16        1,941          2,256          1.25%         -16.7%
12/31/07          1.40        1,039          1,449          1.25%           5.5%
12/31/06          1.32          510            674          1.25%           7.5%
12/31/05          1.23          198            243          1.25%           2.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33           36     $       48          1.00%          13.1%
12/31/08          1.18            1              1          1.00%         -16.5%
12/31/07          1.41            0              0          1.00%           5.8%
12/31/06          1.33            0              0          1.00%           7.6%
12/31/05          1.24            0              0          1.00%           2.6%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          0.75%          13.4%
12/31/08          1.19            0              0          0.75%         -16.3%
12/31/07          1.43            0              0          0.75%           6.1%
12/31/06          1.34            0              0          0.75%           7.9%
12/31/05          1.25            0              0          0.75%           2.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.50%          13.7%
12/31/08          1.21            0              0          0.50%         -16.1%
12/31/07          1.44            0              0          0.50%           6.3%
12/31/06          1.36            0              0          0.50%           8.1%
12/31/05          1.25            0              0          0.50%           3.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          0.25%          14.0%
12/31/08          1.23            0              0          0.25%         -15.8%
12/31/07          1.46            0              0          0.25%           6.6%
12/31/06          1.37            0              0          0.25%           8.4%
12/31/05          1.26            0              0          0.25%           3.4%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42            0     $        0          0.00%          14.3%
12/31/08          1.24            0              0          0.00%         -15.6%
12/31/07          1.47            0              0          0.00%           6.9%
12/31/06          1.38            0              0          0.00%           8.7%
12/31/05          1.27            0              0          0.00%           3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              2.7%
2007              2.5%
2006              2.2%
2005              2.2%

                             AUL American Unit Trust
                                American Century
     American Century Strategic Allocation Moderate Investor Class-025085408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       44,639,499    $       42,290,727                7,591,751
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       44,639,499
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       44,639,499            33,699,497     $               1.32
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.39
Band 25                                              -                     -                     1.41
Band 0                                               -                     -                     1.46
                                    ------------------    ------------------
 Total                              $       44,639,499            33,699,497
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            664,169
Mortality & expense charges                                                                  (472,937)
                                                                                 --------------------
Net investment income (loss)                                                                  191,232
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,422,733)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        8,454,073
                                                                                 --------------------
Net gain (loss)                                                                             7,031,340
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          7,222,572
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         191,232     $          320,636
Net realized gain (loss)                                            (1,422,733)            (4,591,342)
Realized gain distributions                                                  -                 78,896
Net change in unrealized appreciation (depreciation)                 8,454,073             (4,892,713)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    7,222,572             (9,084,523)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            12,492,798             20,652,739
Cost of units redeemed                                              (6,551,285)            (4,634,503)
                                                             -----------------     ------------------
Increase (decrease)                                                  5,941,513             16,018,236
                                                             -----------------     ------------------
Net increase (decrease)                                             13,164,085              6,933,713
Net assets, beginning                                               31,475,414             24,541,701
                                                             -----------------     ------------------
Net assets, ending                                           $      44,639,499             31,475,414
                                                             =================     ==================
Units sold                                                          12,606,955             51,941,527
Units redeemed                                                      (7,325,413)           (39,784,206)
                                                             -----------------     ------------------
Net increase (decrease)                                              5,281,542             12,157,322
Units outstanding, beginning                                        28,417,955             16,260,633
                                                             -----------------     ------------------
Units outstanding, ending                                           33,699,497             28,417,955
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       65,362,412
Cost of units redeemed                                                                    (21,671,746)
Account charges                                                                                     -
Net investment income (loss)                                                                  793,934
Net realized gain (loss)                                                                   (5,541,026)
Realized gain distributions                                                                 3,347,153
Net change in unrealized appreciation (depreciation)                                        2,348,772
                                                                                   ------------------
                                                                                   $       44,639,499
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32       33,699     $   44,639          1.25%          19.6%
12/31/08          1.11       28,418         31,475          1.25%         -26.6%
12/31/07          1.51       16,261         24,542          1.25%           9.4%
12/31/06          1.38        6,701          9,246          1.25%          11.3%
12/31/05          1.24        4,852          6,017          1.25%           5.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          1.00%          19.9%
12/31/08          1.12            0              0          1.00%         -26.4%
12/31/07          1.53            0              0          1.00%           9.7%
12/31/06          1.39            0              0          1.00%          11.1%
12/31/05          1.25            0              0          1.00%           5.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37            0     $        0          0.75%          20.2%
12/31/08          1.14            0              0          0.75%         -26.2%
12/31/07          1.54            0              0          0.75%           9.9%
12/31/06          1.40            0              0          0.75%          11.4%
12/31/05          1.26            0              0          0.75%           5.7%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.39            0     $        0          0.50%          20.5%
12/31/08          1.15            0              0          0.50%         -26.1%
12/31/07          1.56            0              0          0.50%          10.2%
12/31/06          1.41            0              0          0.50%          11.7%
12/31/05          1.27            0              0          0.50%           5.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.41            0     $        0          0.25%          20.8%
12/31/08          1.17            0              0          0.25%         -25.9%
12/31/07          1.57            0              0          0.25%          10.5%
12/31/06          1.43            0              0          0.25%          11.9%
12/31/05          1.27            0              0          0.25%           6.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.46            0     $        0          0.00%          21.1%
12/31/08          1.20            0              0          0.00%         -25.7%
12/31/07          1.62            0              0          0.00%          10.8%
12/31/06          1.46            0              0          0.00%          12.2%
12/31/05          1.30            0              0          0.00%           6.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              2.4%
2007              2.0%
2006              2.0%
2005              1.7%

                             AUL American Unit Trust
                                American Century
        American Century Strategic Allocation Moderate A Class-025085606

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       19,361,921    $       16,976,298                3,298,453
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       19,361,921
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,667,012             8,769,582     $               1.44
Band 100                                     6,694,909             4,563,198                     1.47
Band 75                                              -                     -                     1.49
Band 50                                              -                     -                     1.51
Band 25                                              -                     -                     1.54
Band 0                                               -                     -                     1.57
                                    ------------------    ------------------
 Total                              $       19,361,921            13,332,780
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            232,140
Mortality & expense charges                                                                  (178,709)
                                                                                 --------------------
Net investment income (loss)                                                                   53,431
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,295,541)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,977,890
                                                                                 --------------------
Net gain (loss)                                                                             2,682,349
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,735,780
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          53,431     $          116,728
Net realized gain (loss)                                            (1,295,541)            (2,360,562)
Realized gain distributions                                                  -                 28,360
Net change in unrealized appreciation (depreciation)                 3,977,890             (1,222,364)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,735,780             (3,437,838)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            13,605,916             27,024,743
Cost of units redeemed                                              (9,815,671)           (19,019,945)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,790,245              8,004,798
                                                             -----------------     ------------------
Net increase (decrease)                                              6,526,025              4,566,960
Net assets, beginning                                               12,835,896              8,268,936
                                                             -----------------     ------------------
Net assets, ending                                           $      19,361,921             12,835,896
                                                             =================     ==================
Units sold                                                          18,497,398             28,293,029
Units redeemed                                                     (15,696,144)           (22,723,466)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,801,254              5,569,563
Units outstanding, beginning                                        10,531,526              4,961,963
                                                             -----------------     ------------------
Units outstanding, ending                                           13,332,780             10,531,526
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       50,858,078
Cost of units redeemed                                                                    (31,836,299)
Account charges                                                                                     -
Net investment income (loss)                                                                  236,186
Net realized gain (loss)                                                                   (3,488,190)
Realized gain distributions                                                                 1,206,523
Net change in unrealized appreciation (depreciation)                                        2,385,623
                                                                                   ------------------
                                                                                   $       19,361,921
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.44        8,770     $   12,667          1.25%          19.1%
12/31/08          1.21        6,418          7,782          1.25%         -26.8%
12/31/07          1.66        2,394          3,967          1.25%           9.2%
12/31/06          1.52        2,216          3,364          1.25%          10.8%
12/31/05          1.37        1,351          1,851          1.25%           4.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47        4,563     $    6,695          1.00%          19.4%
12/31/08          1.23        4,114          5,054          1.00%         -26.7%
12/31/07          1.67        2,568          4,302          1.00%           9.5%
12/31/06          1.53          918          1,405          1.00%          10.8%
12/31/05          1.38            0              0          1.00%           5.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.49            0     $        0          0.75%          19.7%
12/31/08          1.24            0              0          0.75%         -26.5%
12/31/07          1.69            0              0          0.75%           9.7%
12/31/06          1.54            0              0          0.75%          11.1%
12/31/05          1.39            0              0          0.75%           5.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.51            0     $        0          0.50%          20.0%
12/31/08          1.26            0              0          0.50%         -26.3%
12/31/07          1.71            0              0          0.50%          10.0%
12/31/06          1.56            0              0          0.50%          11.4%
12/31/05          1.40            0              0          0.50%           5.8%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.54            0     $        0          0.25%          20.3%
12/31/08          1.28            0              0          0.25%         -26.1%
12/31/07          1.73            0              0          0.25%          10.3%
12/31/06          1.57            0              0          0.25%          11.7%
12/31/05          1.40            0              0          0.25%           6.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.57            0     $        0          0.00%          20.6%
12/31/08          1.30            0              0          0.00%         -25.9%
12/31/07          1.76            0              0          0.00%          10.6%
12/31/06          1.59            0              0          0.00%          12.0%
12/31/05          1.42            0              0          0.00%           6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.4%
2008              2.3%
2007              1.7%
2006              1.6%
2005              1.6%

                             AUL American Unit Trust
                                American Century
                 American Century Ultra Investor Class-025083882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          208,501    $          214,383                   10,708
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          208,501
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          208,501               101,218     $               2.06
Band 100                                             -                     -                     2.09
Band 75                                              -                     -                     2.13
Band 50                                              -                     -                     2.16
Band 25                                              -                     -                     2.19
Band 0                                               -                     -                     2.51
                                    ------------------    ------------------
 Total                              $          208,501               101,218
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                950
Mortality & expense charges                                                                    (2,304)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,354)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (40,303)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           92,517
                                                                                 --------------------
Net gain (loss)                                                                                52,214
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             50,860
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,354)    $           (1,512)
Net realized gain (loss)                                               (40,303)               (53,779)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    92,517                (70,317)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       50,860               (125,608)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               (17,380)               366,410
Cost of units redeemed                                                 (32,572)              (224,303)
                                                             -----------------     ------------------
Increase (decrease)                                                    (49,952)               142,107
                                                             -----------------     ------------------
Net increase (decrease)                                                    908                 16,499
Net assets, beginning                                                  207,593                191,094
                                                             -----------------     ------------------
Net assets, ending                                           $         208,501                207,593
                                                             =================     ==================
Units sold                                                              11,844                202,617
Units redeemed                                                         (45,344)              (139,250)
                                                             -----------------     ------------------
Net increase (decrease)                                                (33,500)                63,367
Units outstanding, beginning                                           134,718                 71,351
                                                             -----------------     ------------------
Units outstanding, ending                                              101,218                134,718
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,904,131
Cost of units redeemed                                                                     (2,823,492)
Account charges                                                                                     -
Net investment income (loss)                                                                  (40,571)
Net realized gain (loss)                                                                       84,172
Realized gain distributions                                                                    90,143
Net change in unrealized appreciation (depreciation)                                           (5,882)
                                                                                   ------------------
                                                                                   $          208,501
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.06          101     $      209          1.25%          33.7%
12/31/08          1.54          135            208          1.25%         -42.5%
12/31/07          2.68           71            191          1.25%          20.3%
12/31/06          2.23          289            643          1.25%          -4.5%
12/31/05          2.33          309            721          1.25%           0.9%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.09            0     $        0          1.00%          34.0%
12/31/08          1.56            0              0          1.00%         -42.3%
12/31/07          2.71            0              0          1.00%          20.6%
12/31/06          2.24            0              0          1.00%          -4.2%
12/31/05          2.34            0              0          1.00%           0.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.13            0     $        0          0.75%          34.3%
12/31/08          1.58            0              0          0.75%         -42.2%
12/31/07          2.74            0              0          0.75%          20.9%
12/31/06          2.26            0              0          0.75%          -4.0%
12/31/05          2.36            0              0          0.75%           1.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.16            0     $        0          0.50%          34.7%
12/31/08          1.60            0              0          0.50%         -42.0%
12/31/07          2.76            0              0          0.50%          21.2%
12/31/06          2.28            0              0          0.50%          -3.8%
12/31/05          2.37            0              0          0.50%           1.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.19            0     $        0          0.25%          35.0%
12/31/08          1.62            0              0          0.25%         -41.9%
12/31/07          2.79            0              0          0.25%          21.5%
12/31/06          2.30            0              0          0.25%          -3.5%
12/31/05          2.38            0              0          0.25%           1.6%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.51            0     $        0          0.00%          35.4%
12/31/08          1.85            0              0          0.00%         -41.7%
12/31/07          3.18            0              0          0.00%          21.8%
12/31/06          2.61            0              0          0.00%          -3.3%
12/31/05          2.70            0              0          0.00%           1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.5%
2008              0.6%
2007              0.0%
2006              0.0%
2005              0.1%

                             AUL American Unit Trust
                                American Century
                 American Century Ultra Advisor Class-025083858

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          398,279    $          508,684                   21,006
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          398,279
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          398,279               343,801     $               1.16
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $          398,279               343,801
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                854
Mortality & expense charges                                                                    (3,920)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,066)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (24,023)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          122,866
                                                                                 --------------------
Net gain (loss)                                                                                98,843
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             95,777
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,066)    $           (3,834)
Net realized gain (loss)                                               (24,023)               (25,344)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   122,866               (166,746)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       95,777               (195,924)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                65,691                 58,134
Cost of units redeemed                                                 (24,688)               (47,995)
                                                             -----------------     ------------------
Increase (decrease)                                                     41,003                 10,139
                                                             -----------------     ------------------
Net increase (decrease)                                                136,780               (185,785)
Net assets, beginning                                                  261,499                447,284
                                                             -----------------     ------------------
Net assets, ending                                           $         398,279                261,499
                                                             =================     ==================
Units sold                                                              70,412                 44,670
Units redeemed                                                         (27,662)               (38,977)
                                                             -----------------     ------------------
Net increase (decrease)                                                 42,750                  5,693
Units outstanding, beginning                                           301,051                295,358
                                                             -----------------     ------------------
Units outstanding, ending                                              343,801                301,051
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          911,330
Cost of units redeemed                                                                       (476,509)
Account charges                                                                                     -
Net investment income (loss)                                                                  (22,218)
Net realized gain (loss)                                                                      (48,582)
Realized gain distributions                                                                   144,663
Net change in unrealized appreciation (depreciation)                                         (110,405)
                                                                                   ------------------
                                                                                   $          398,279
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16          344     $      398          1.25%          33.4%
12/31/08          0.87          301            261          1.25%         -42.6%
12/31/07          1.51          295            447          1.25%          19.8%
12/31/06          1.26          392            495          1.25%          -3.9%
12/31/05          1.32          397            522          1.25%          -0.4%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          33.7%
12/31/08          0.88            0              0          1.00%         -42.5%
12/31/07          1.53            0              0          1.00%          20.5%
12/31/06          1.27            0              0          1.00%          -4.1%
12/31/05          1.32            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          34.0%
12/31/08          0.89            0              0          0.75%         -42.4%
12/31/07          1.55            0              0          0.75%          20.9%
12/31/06          1.28            0              0          0.75%          -4.2%
12/31/05          1.34            0              0          0.75%           0.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.50%          34.4%
12/31/08          0.90            0              0          0.50%         -42.2%
12/31/07          1.56            0              0          0.50%          21.2%
12/31/06          1.29            0              0          0.50%          -4.4%
12/31/05          1.35            0              0          0.50%           1.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          34.7%
12/31/08          0.92            0              0          0.25%         -42.1%
12/31/07          1.58            0              0          0.25%          21.1%
12/31/06          1.31            0              0          0.25%          -4.7%
12/31/05          1.37            0              0          0.25%           2.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.00%          35.0%
12/31/08          0.93            0              0          0.00%         -41.9%
12/31/07          1.61            0              0          0.00%          21.3%
12/31/06          1.32            0              0          0.00%          -5.0%
12/31/05          1.39            0              0          0.00%           3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.3%
2008              0.2%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                American Century
           American Century VP Capital Appreciation I Class-024936304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,168,565    $       11,741,159                1,037,007
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,168,565
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       10,872,260             5,438,077     $               2.00
Band 100                                             -                     -                     2.03
Band 75                                              -                     -                     2.06
Band 50                                              -                     -                     2.10
Band 25                                        296,305               139,222                     2.13
Band 0                                               -                     -                     2.16
                                    ------------------    ------------------
 Total                              $       11,168,565             5,577,299
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             73,952
Mortality & expense charges                                                                  (116,354)
                                                                                 --------------------
Net investment income (loss)                                                                  (42,402)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (198,776)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,127,364
                                                                                 --------------------
Net gain (loss)                                                                             2,928,588
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,886,186
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (42,402)    $         (159,731)
Net realized gain (loss)                                              (198,776)               854,936
Realized gain distributions                                                  -              1,031,405
Net change in unrealized appreciation (depreciation)                 3,127,364             (9,220,779)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,886,186             (7,494,169)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,937,907              4,029,933
Cost of units redeemed                                              (3,239,580)            (3,816,029)
                                                             -----------------     ------------------
Increase (decrease)                                                   (301,673)               213,904
                                                             -----------------     ------------------
Net increase (decrease)                                              2,584,513             (7,280,265)
Net assets, beginning                                                8,584,052             15,864,317
                                                             -----------------     ------------------
Net assets, ending                                           $      11,168,565              8,584,052
                                                             =================     ==================
Units sold                                                           1,790,574              2,161,456
Units redeemed                                                      (2,021,516)            (2,061,960)
                                                             -----------------     ------------------
Net increase (decrease)                                               (230,942)                99,496
Units outstanding, beginning                                         5,808,241              5,708,745
                                                             -----------------     ------------------
Units outstanding, ending                                            5,577,299              5,808,241
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       48,941,372
Cost of units redeemed                                                                    (39,613,610)
Account charges                                                                                     -
Net investment income (loss)                                                                 (704,373)
Net realized gain (loss)                                                                     (875,753)
Realized gain distributions                                                                 3,993,523
Net change in unrealized appreciation (depreciation)                                         (572,594)
                                                                                   ------------------
                                                                                   $       11,168,565
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.00        5,438     $   10,872          1.25%          35.4%
12/31/08          1.48        5,734          8,469          1.25%         -46.9%
12/31/07          2.78        5,709         15,864          1.25%          44.0%
12/31/06          1.93        5,853         11,296          1.25%          15.6%
12/31/05          1.67        6,555         10,947          1.25%          21.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.03            0     $        0          1.00%          35.7%
12/31/08          1.50            0              0          1.00%         -46.7%
12/31/07          2.81            0              0          1.00%          44.3%
12/31/06          1.95            0              0          1.00%          16.1%
12/31/05          1.68            0              0          1.00%          20.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.06            0     $        0          0.75%          36.0%
12/31/08          1.52            0              0          0.75%         -46.6%
12/31/07          2.84            0              0          0.75%          44.7%
12/31/06          1.96            0              0          0.75%          16.3%
12/31/05          1.69            0              0          0.75%          21.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.10            0     $        0          0.50%          36.4%
12/31/08          1.54            0              0          0.50%         -46.5%
12/31/07          2.87            0              0          0.50%          45.1%
12/31/06          1.98            0              0          0.50%          16.6%
12/31/05          1.70            0              0          0.50%          21.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.13          139     $      296          0.25%          36.7%
12/31/08          1.56           74            115          0.25%         -46.3%
12/31/07          2.90            0              0          0.25%          45.4%
12/31/06          1.99            0              0          0.25%          16.9%
12/31/05          1.71            0              0          0.25%          21.8%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.16            0     $        0          0.00%          37.1%
12/31/08          1.58            0              0          0.00%         -46.2%
12/31/07          2.93            0              0          0.00%          45.8%
12/31/06          2.01            0              0          0.00%          17.2%
12/31/05          1.71            0              0          0.00%          22.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                American Century
            American Century Emerging Markets Advisor Class-025086851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          175,522    $          168,564                   23,623
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          175,522
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          175,522               164,361     $               1.07
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.09
Band 25                                              -                     -                     1.10
Band 0                                               -                     -                     1.11
                                    ------------------    ------------------
 Total                              $          175,522               164,361
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                363
Mortality & expense charges                                                                    (1,621)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,258)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (48,896)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          116,707
                                                                                 --------------------
Net gain (loss)                                                                                67,811
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             66,553
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,258)    $           (1,426)
Net realized gain (loss)                                               (48,896)               (22,490)
Realized gain distributions                                                  -                  4,427
Net change in unrealized appreciation (depreciation)                   116,707               (117,635)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       66,553               (137,124)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                24,221                195,836
Cost of units redeemed                                                 (27,248)               (49,099)
                                                             -----------------     ------------------
Increase (decrease)                                                     (3,027)               146,737
                                                             -----------------     ------------------
Net increase (decrease)                                                 63,526                  9,613
Net assets, beginning                                                  111,996                102,383
                                                             -----------------     ------------------
Net assets, ending                                           $         175,522                111,996
                                                             =================     ==================
Units sold                                                              79,643                284,857
Units redeemed                                                         (89,619)              (173,314)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (9,976)               111,543
Units outstanding, beginning                                           174,337                 62,794
                                                             -----------------     ------------------
Units outstanding, ending                                              164,361                174,337
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          431,055
Cost of units redeemed                                                                       (209,193)
Account charges                                                                                     -
Net investment income (loss)                                                                   (2,201)
Net realized gain (loss)                                                                      (65,303)
Realized gain distributions                                                                    14,206
Net change in unrealized appreciation (depreciation)                                            6,958
                                                                                   ------------------
                                                                                   $          175,522
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07          164     $      176          1.25%          66.8%
12/31/08          0.64          154             99          1.25%         -60.3%
12/31/07          1.61           18             29          1.25%          41.5%
12/31/06          1.14            0              0          1.25%          14.0%
10/23/06          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.00%          67.2%
12/31/08          0.64            0              0          1.00%         -60.2%
12/31/07          1.62            0              0          1.00%          41.8%
12/31/06          1.14            0              0          1.00%          14.1%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%          67.6%
12/31/08          0.65            0              0          0.75%         -60.1%
12/31/07          1.62            0              0          0.75%          42.2%
12/31/06          1.14            0              0          0.75%          14.1%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.50%          68.0%
12/31/08          0.65            0              0          0.50%         -60.0%
12/31/07          1.63            0              0          0.50%          42.5%
12/31/06          1.14            0              0          0.50%          14.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.25%          68.4%
12/31/08          0.65            0              0          0.25%         -59.9%
12/31/07          1.63            0              0          0.25%          42.9%
12/31/06          1.14            0              0          0.25%          14.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.00%          68.9%
12/31/08          0.66           20             13          0.00%         -59.8%
12/31/07          1.64           45             73          0.00%          43.2%
12/31/06          1.14            0              0          0.00%          14.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.3%
2008              0.0%
2007              1.2%
2006              0.0%

                             AUL American Unit Trust
                                American Century
           American Century Emerging Markets Investor Class-025086885

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          254,746    $          234,623                   33,431
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          254,746
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          254,746               236,983     $               1.07
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.11
Band 0                                               -                     -                     1.12
                                    ------------------    ------------------
 Total                              $          254,746               236,983
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                797
Mortality & expense charges                                                                    (2,188)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,391)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (32,588)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          130,745
                                                                                 --------------------
Net gain (loss)                                                                                98,157
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             96,766
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,391)    $           (2,281)
Net realized gain (loss)                                               (32,588)               (52,777)
Realized gain distributions                                                  -                  4,688
Net change in unrealized appreciation (depreciation)                   130,745               (112,772)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       96,766               (163,142)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                70,085                172,137
Cost of units redeemed                                                 (35,564)               (71,871)
                                                             -----------------     ------------------
Increase (decrease)                                                     34,521                100,266
                                                             -----------------     ------------------
Net increase (decrease)                                                131,287                (62,876)
Net assets, beginning                                                  123,459                186,335
                                                             -----------------     ------------------
Net assets, ending                                           $         254,746                123,459
                                                             =================     ==================
Units sold                                                              96,483                152,708
Units redeemed                                                         (51,602)               (75,725)
                                                             -----------------     ------------------
Net increase (decrease)                                                 44,881                 76,983
Units outstanding, beginning                                           192,102                115,119
                                                             -----------------     ------------------
Units outstanding, ending                                              236,983                192,102
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          415,074
Cost of units redeemed                                                                       (110,198)
Account charges                                                                                     -
Net investment income (loss)                                                                   (3,062)
Net realized gain (loss)                                                                      (85,400)
Realized gain distributions                                                                    18,209
Net change in unrealized appreciation (depreciation)                                           20,123
                                                                                   ------------------
                                                                                   $          254,746
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07          237     $      255          1.25%          67.3%
12/31/08          0.64          192            123          1.25%         -60.3%
12/31/07          1.62          115            186          1.25%          41.9%
12/31/06          1.14            0              0          1.25%          14.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.00%          67.7%
12/31/08          0.65            0              0          1.00%         -60.2%
12/31/07          1.62            0              0          1.00%          42.3%
12/31/06          1.14            0              0          1.00%          14.1%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%          68.1%
12/31/08          0.65            0              0          0.75%         -60.1%
12/31/07          1.63            0              0          0.75%          42.7%
12/31/06          1.14            0              0          0.75%          14.1%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.50%          68.5%
12/31/08          0.65            0              0          0.50%         -60.0%
12/31/07          1.63            0              0          0.50%          43.0%
12/31/06          1.14            0              0          0.50%          14.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.25%          68.9%
12/31/08          0.66            0              0          0.25%         -59.9%
12/31/07          1.64            0              0          0.25%          43.4%
12/31/06          1.14            0              0          0.25%          14.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.00%          69.4%
12/31/08          0.66            0              0          0.00%         -59.8%
12/31/07          1.64            0              0          0.00%          43.7%
12/31/06          1.14            0              0          0.00%          14.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%
2008              0.0%
2007              1.4%
2006              0.0%

                             AUL American Unit Trust
                                American Century
              American Century Real Estate Investor Class-025076886

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          682,605    $          492,432                   47,304
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          682,605
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          682,605             1,143,716     $               0.60
Band 100                                             -                     -                     0.60
Band 75                                              -                     -                     0.60
Band 50                                              -                     -                     0.61
Band 25                                              -                     -                     0.61
Band 0                                               -                     -                     0.62
                                    ------------------    ------------------
 Total                              $          682,605             1,143,716
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             23,634
Mortality & expense charges                                                                   (12,049)
                                                                                 --------------------
Net investment income (loss)                                                                   11,585
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (423,378)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          751,887
                                                                                 --------------------
Net gain (loss)                                                                               328,509
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            340,094
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          11,585     $           11,566
Net realized gain (loss)                                              (423,378)               (21,740)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   751,887               (552,500)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      340,094               (562,674)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                              (268,772)               627,717
Cost of units redeemed                                                (180,794)              (214,817)
                                                             -----------------     ------------------
Increase (decrease)                                                   (449,566)               412,900
                                                             -----------------     ------------------
Net increase (decrease)                                               (109,472)              (149,774)
Net assets, beginning                                                  792,077                941,851
                                                             -----------------     ------------------
Net assets, ending                                           $         682,605                792,077
                                                             =================     ==================
Units sold                                                           1,223,579                850,926
Units redeemed                                                      (1,740,235)              (296,813)
                                                             -----------------     ------------------
Net increase (decrease)                                               (516,656)               554,113
Units outstanding, beginning                                         1,660,372              1,106,259
                                                             -----------------     ------------------
Units outstanding, ending                                            1,143,716              1,660,372
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,305,027
Cost of units redeemed                                                                       (398,648)
Account charges                                                                                     -
Net investment income (loss)                                                                   31,161
Net realized gain (loss)                                                                     (445,115)
Realized gain distributions                                                                         7
Net change in unrealized appreciation (depreciation)                                          190,173
                                                                                   ------------------
                                                                                   $          682,605
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.60        1,144     $      683          1.25%          25.1%
12/31/08          0.48        1,660            792          1.25%         -44.0%
12/31/07          0.85        1,106            942          1.25%         -14.9%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.60            0     $        0          1.00%          25.4%
12/31/08          0.48            0              0          1.00%         -43.8%
12/31/07          0.85            0              0          1.00%         -14.7%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.60            0     $        0          0.75%          25.7%
12/31/08          0.48            0              0          0.75%         -43.7%
12/31/07          0.85            0              0          0.75%         -14.6%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.61            0     $        0          0.50%          26.1%
12/31/08          0.48            0              0          0.50%         -43.5%
12/31/07          0.86            0              0          0.50%         -14.5%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.61            0     $        0          0.25%          26.4%
12/31/08          0.48            0              0          0.25%         -43.4%
12/31/07          0.86            0              0          0.25%         -14.3%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.62            0     $        0          0.00%          26.7%
12/31/08          0.49            0              0          0.00%         -43.3%
12/31/07          0.86            0              0          0.00%         -14.2%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.2%
2008              2.8%
2007              1.8%

                             AUL American Unit Trust
                                American Century
                 American Century Vista Investor Class-025083841

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,285,111    $        3,097,428                  243,521
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,285,111
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,285,111             4,516,523     $               0.73
Band 100                                             -                     -                     0.73
Band 75                                              -                     -                     0.74
Band 50                                              -                     -                     0.74
Band 25                                              -                     -                     0.75
Band 0                                               -                     -                     0.75
                                    ------------------    ------------------
 Total                              $        3,285,111             4,516,523
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (36,330)
                                                                                 --------------------
Net investment income (loss)                                                                  (36,330)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (366,840)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          978,272
                                                                                 --------------------
Net gain (loss)                                                                               611,432
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            575,102
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (36,330)    $          (17,601)
Net realized gain (loss)                                              (366,840)              (116,403)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   978,272               (686,699)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      575,102               (820,703)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               511,648              2,414,595
Cost of units redeemed                                                (414,648)              (352,017)
                                                             -----------------     ------------------
Increase (decrease)                                                     97,000              2,062,578
                                                             -----------------     ------------------
Net increase (decrease)                                                672,102              1,241,875
Net assets, beginning                                                2,613,009              1,371,134
                                                             -----------------     ------------------
Net assets, ending                                           $       3,285,111              2,613,009
                                                             =================     ==================
Units sold                                                           1,016,204              3,584,128
Units redeemed                                                        (823,128)              (410,465)
                                                             -----------------     ------------------
Net increase (decrease)                                                193,076              3,173,663
Units outstanding, beginning                                         4,323,447              1,149,784
                                                             -----------------     ------------------
Units outstanding, ending                                            4,516,523              4,323,447
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,473,343
Cost of units redeemed                                                                       (951,667)
Account charges                                                                                     -
Net investment income (loss)                                                                  (54,748)
Net realized gain (loss)                                                                     (505,008)
Realized gain distributions                                                                   135,508
Net change in unrealized appreciation (depreciation)                                          187,683
                                                                                   ------------------
                                                                                   $        3,285,111
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73        4,517     $    3,285          1.25%          20.3%
12/31/08          0.60        4,323          2,613          1.25%         -49.3%
12/31/07          1.19        1,150          1,371          1.25%          19.3%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          1.00%          20.6%
12/31/08          0.61            0              0          1.00%         -49.2%
12/31/07          1.19            0              0          1.00%          19.4%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.75%          20.9%
12/31/08          0.61            0              0          0.75%         -49.1%
12/31/07          1.20            0              0          0.75%          19.6%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.50%          21.3%
12/31/08          0.61            0              0          0.50%         -48.9%
12/31/07          1.20            0              0          0.50%          19.8%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.25%          21.6%
12/31/08          0.61            0              0          0.25%         -48.8%
12/31/07          1.20            0              0          0.25%          20.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.00%          21.9%
12/31/08          0.62            0              0          0.00%         -48.7%
12/31/07          1.20            0              0          0.00%          20.2%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                American Century
        American Century International Discovery Advisor Class-025086802

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      109,947  $      111,076          12,623
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      109,947
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      109,947         183,596  $         0.60
Band 100                                       -               -            0.60
Band 75                                        -               -            0.61
Band 50                                        -               -            0.61
Band 25                                        -               -            0.61
Band 0                                         -               -            0.62
                                  --------------  --------------
  Total                           $      109,947         183,596
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          431
Mortality & expense charges                                                 (966)
                                                                  --------------
Net investment income (loss)                                                (535)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (4,162)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      31,485
                                                                  --------------
Net gain (loss)                                                           27,323
                                                                  --------------
Increase (decrease) in net assets from operations                 $       26,788
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $        (535)      $        (287)
Net realized gain (loss)                                           (4,162)               (106)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)               31,485             (32,614)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  26,788             (33,007)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           44,144              79,114
Cost of units redeemed                                             (7,092)                  -
                                                            -------------       -------------
Increase (decrease)                                                37,052              79,114
                                                            -------------       -------------
Net increase (decrease)                                            63,840              46,107
Net assets, beginning                                              46,107                   -
                                                            -------------       -------------
Net assets, ending                                          $     109,947              46,107
                                                            =============       =============
Units sold                                                         96,015             101,975
Units redeemed                                                    (14,394)                  -
                                                            -------------       -------------
Net increase (decrease)                                            81,621             101,975
Units outstanding, beginning                                      101,975                   -
                                                            -------------       -------------
Units outstanding, ending                                         183,596             101,975
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       123,258
Cost of units redeemed                                                    (7,092)
Account charges                                                                -
Net investment income (loss)                                                (822)
Net realized gain (loss)                                                  (4,268)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      (1,129)
                                                                 ---------------
                                                                 $       109,947
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.60           184   $      110           1.25%           32.4%
12/31/08         0.45           102           46           1.25%          -52.9%
12/31/07         0.96             0            0           1.25%           -4.0%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.60             0   $        0           1.00%           32.8%
12/31/08         0.45             0            0           1.00%          -52.8%
12/31/07         0.96             0            0           1.00%           -4.0%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.61             0   $        0           0.75%           33.1%
12/31/08         0.45             0            0           0.75%          -52.6%
12/31/07         0.96             0            0           0.75%           -4.0%
11/12/07         1.00             0            0           0.75%            0.0%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.61             0   $        0           0.50%           33.4%
12/31/08         0.46             0            0           0.50%          -52.5%
12/31/07         0.96             0            0           0.50%           -4.0%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.61             0   $        0           0.25%           33.8%
12/31/08         0.46             0            0           0.25%          -52.4%
12/31/07         0.96             0            0           0.25%           -3.9%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.62             0   $        0           0.00%           34.1%
12/31/08         0.46             0            0           0.00%          -52.3%
12/31/07         0.96             0            0           0.00%           -3.9%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009            0.6%
2008            0.0%
2007            0.0%

                             AUL American Unit Trust
                                American Century
        American Century International Discovery Investor Class-025086505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          688  $          565              77
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $          688
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          688           1,144   $        0.60
Band 100                                       -               -            0.60
Band 75                                        -               -            0.61
Band 50                                        -               -            0.61
Band 25                                        -               -            0.61
Band 0                                         -               -            0.62
                                  --------------  --------------
  Total                           $          688           1,144
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            2
Mortality & expense charges                                                   (5)
                                                                  --------------
Net investment income (loss)                                                  (3)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                      (2)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         152
                                                                  --------------
Net gain (loss)                                                              150
                                                                  --------------
Increase (decrease) in net assets from operations                 $          147
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          (3)      $           -
Net realized gain (loss)                                               (2)                  -
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)                  152                 (29)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     147                 (29)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                              390                 180
Cost of units redeemed                                                  -                   -
                                                            -------------       -------------
Increase (decrease)                                                   390                 180
                                                            -------------       -------------
Net increase (decrease)                                               537                 151
Net assets, beginning                                                 151                   -
                                                            -------------       -------------
Net assets, ending                                          $         688                 151
                                                            =============       =============
Units sold                                                            811                 333
Units redeemed                                                          -                   -
                                                            -------------       -------------
Net increase (decrease)                                               811                 333
Units outstanding, beginning                                          333                   -
                                                            -------------       -------------
Units outstanding, ending                                           1,144                 333
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           570
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                  (3)
Net realized gain (loss)                                                      (2)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         123
                                                                 ---------------
                                                                 $           688
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.60             1   $        1           1.25%           32.8%
12/31/08         0.45             0            0           1.25%          -52.8%
12/31/07         0.96             0            0           1.25%           -4.1%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.60             0   $        0           1.00%           33.1%
12/31/08         0.45             0            0           1.00%          -52.7%
12/31/07         0.96             0            0           1.00%           -4.0%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.61             0   $        0           0.75%           33.5%
12/31/08         0.46             0            0           0.75%          -52.5%
12/31/07         0.96             0            0           0.75%           -4.0%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.61             0   $        0           0.50%           33.8%
12/31/08         0.46             0            0           0.50%          -52.4%
12/31/07         0.96             0            0           0.50%           -4.0%
11/12/07         1.00             0            0           0.50%            0.0%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.61             0   $        0           0.25%           34.1%
12/31/08         0.46             0            0           0.25%          -52.3%
12/31/07         0.96             0            0           0.25%           -3.9%
11/12/07         1.00             0            0           0.25%            0.0%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.62             0   $        0           0.00%           34.5%
12/31/08         0.46             0            0           0.00%          -52.2%
12/31/07         0.96             0            0           0.00%           -3.9%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.5%
2008           0.0%
2007           0.0%

                             AUL American Unit Trust
                                American Century
             American Century Mid-Cap Value Advisor Class-025076639

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       78,815  $       76,743           7,345
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       78,815
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       78,815          59,773   $        1.32
Band 100                                       -               -            1.32
Band 75                                        -               -            1.33
Band 50                                        -               -            1.33
Band 25                                        -               -            1.33
Band 0                                         -               -            1.34
                                  --------------  --------------
  Total                           $       78,815          59,773
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          199
Mortality & expense charges                                                  (94)
                                                                  --------------
Net investment income (loss)                                                 105
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       8
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,072
                                                                  --------------
Net gain (loss)                                                            2,080
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,185
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended       For the period from
                                                               12/31/2009      12/12/08 to 12/31/08
                                                            -------------      --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         105       $                 -
Net realized gain (loss)                                                8                         -
Realized gain distributions                                             -                         -
Net change in unrealized appreciation (depreciation)                2,072                         -
                                                            -------------       -------------------
Increase (decrease) in net assets from operations                   2,185                         -
                                                            -------------       -------------------
Contract owner transactions:
Proceeds from units sold                                           76,630                         -
Cost of units redeemed                                                  -                         -
                                                            -------------       -------------------
Increase (decrease)                                                76,630                         -
                                                            -------------       -------------------
Net increase (decrease)                                            78,815                         -
Net assets, beginning                                                   -                         -
                                                            -------------       -------------------
Net assets, ending                                          $      78,815                         -
                                                            =============       ===================
Units sold                                                         62,710                         -
Units redeemed                                                     (2,937)                        -
                                                            -------------       -------------------
Net increase (decrease)                                            59,773                         -
Units outstanding, beginning                                            -                         -
                                                            -------------       -------------------
Units outstanding, ending                                          59,773                         -
                                                            =============       ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        76,630
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                 105
Net realized gain (loss)                                                       8
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,072
                                                                 ---------------
                                                                 $        78,815
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32            60   $       79           1.25%           28.4%
12/31/08         1.03             0            0           1.25%            2.7%
12/12/08         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32             0   $        0           1.00%           28.7%
12/31/08         1.03             0            0           1.00%            2.7%
12/12/08         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.75%           29.0%
12/31/08         1.03             0            0           0.75%            2.7%
12/12/08         1.00             0            0           0.75%            0.0%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.50%           29.3%
12/31/08         1.03             0            0           0.50%            2.8%
12/12/08         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.25%           29.6%
12/31/08         1.03             0            0           0.25%            2.8%
12/12/08         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34             0   $        0           0.00%           30.0%
12/31/08         1.03             0            0           0.00%            2.8%
12/12/08         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.5%
2008           0.0%

                             AUL American Unit Trust
                                American Century
             American Century Mid-Cap Value Investor Class-025076654

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      143,440  $      138,805          13,368
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      143,440
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      143,440         108,435   $        1.32
Band 100                                       -               -            1.33
Band 75                                        -               -            1.33
Band 50                                        -               -            1.33
Band 25                                        -               -            1.34
Band 0                                         -               -            1.34
                                  --------------  --------------
  Total                           $      143,440         108,435
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          752
Mortality & expense charges                                                 (140)
                                                                  --------------
Net investment income (loss)                                                 612
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                     122
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       4,635
                                                                  --------------
Net gain (loss)                                                            4,757
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,369
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended       For the period from
                                                               12/31/2009      12/12/08 to 12/31/08
                                                            -------------      --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         612       $                 -
Net realized gain (loss)                                              122                         -
Realized gain distributions                                             -                         -
Net change in unrealized appreciation (depreciation)                4,635                         -
                                                            -------------       -------------------
Increase (decrease) in net assets from operations                   5,369                         -
                                                            -------------       -------------------
Contract owner transactions:
Proceeds from units sold                                          150,629                         -
Cost of units redeemed                                            (12,558)                        -
                                                            -------------       -------------------
Increase (decrease)                                               138,071                         -
                                                            -------------       -------------------
Net increase (decrease)                                           143,440                         -
Net assets, beginning                                                   -                         -
                                                            -------------       -------------------
Net assets, ending                                          $     143,440                         -
                                                            =============       ===================
Units sold                                                        118,642                         -
Units redeemed                                                    (10,207)                        -
                                                            -------------       -------------------
Net increase (decrease)                                           108,435                         -
Units outstanding, beginning                                            -                         -
                                                            -------------       -------------------
Units outstanding, ending                                         108,435                         -
                                                            =============       ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       150,629
Cost of units redeemed                                                   (12,558)
Account charges                                                                -
Net investment income (loss)                                                 612
Net realized gain (loss)                                                     122
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       4,635
                                                                 ---------------
                                                                 $       143,440
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32           108   $      143           1.25%           28.7%
12/31/08         1.03             0            0           1.25%            2.8%
12/12/08         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           1.00%           29.0%
12/31/08         1.03             0            0           1.00%            2.8%
12/12/08         1.00             0            0           1.00%            0.0%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.75%           29.3%
12/31/08         1.03             0            0           0.75%            2.8%
12/12/08         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.50%           29.6%
12/31/08         1.03             0            0           0.50%            2.8%
12/12/08         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34             0   $        0           0.25%           30.0%
12/31/08         1.03             0            0           0.25%            2.8%
12/12/08         1.00             0            0           0.25%            0.0%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34             0   $        0           0.00%           30.3%
12/31/08         1.03             0            0           0.00%            2.9%
12/12/08         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           1.0%
2008           0.0%

                             AUL American Unit Trust
                                American Century
        American Century International Bond A Class-025082207 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.01
Band 100                                       -               -            1.02
Band 75                                        -               -            1.02
Band 50                                        -               -            1.02
Band 25                                        -               -            1.03
Band 0                                         -               -            1.03
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended       For the period from
                                                               12/31/2009      12/12/08 to 12/31/08
                                                            -------------      --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           -       $                 -
Net realized gain (loss)                                                -                         -
Realized gain distributions                                             -                         -
Net change in unrealized appreciation (depreciation)                    -                         -
                                                            -------------       -------------------
Increase (decrease) in net assets from operations                       -                         -
                                                            -------------       -------------------
Contract owner transactions:
Proceeds from units sold                                                -                         -
Cost of units redeemed                                                  -                         -
                                                            -------------       -------------------
Increase (decrease)                                                     -                         -
                                                            -------------       -------------------
Net increase (decrease)                                                 -                         -
Net assets, beginning                                                   -                         -
                                                            -------------       -------------------
Net assets, ending                                          $           -                         -
                                                            =============       ===================
Units sold                                                              -                         -
Units redeemed                                                          -                         -
                                                            -------------       -------------------
Net increase (decrease)                                                 -                         -
Units outstanding, beginning                                            -                         -
                                                            -------------       -------------------
Units outstanding, ending                                               -                         -
                                                            =============       ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.25%            5.1%
12/31/08         0.97             0            0           1.25%           -3.4%
12/12/08         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.00%            5.3%
12/31/08         0.97             0            0           1.00%           -3.4%
12/12/08         1.00             0            0           1.00%            0.0%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.75%            5.6%
12/31/08         0.97             0            0           0.75%           -3.4%
12/12/08         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.50%            5.9%
12/31/08         0.97             0            0           0.50%           -3.4%
12/12/08         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.25%            6.1%
12/31/08         0.97             0            0           0.25%           -3.4%
12/12/08         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.00%            6.4%
12/31/08         0.97             0            0           0.00%           -3.4%
12/12/08         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%
2008           0.0%

                             AUL American Unit Trust
                                American Century
    American Century International Bond Investor Class-025082108 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.02
Band 100                                       -               -            1.02
Band 75                                        -               -            1.02
Band 50                                        -               -            1.03
Band 25                                        -               -            1.03
Band 0                                         -               -            1.03
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended       For the period from
                                                               12/31/2009      12/12/08 to 12/31/08
                                                            -------------      --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           -       $                 -
Net realized gain (loss)                                                -                         -
Realized gain distributions                                             -                         -
Net change in unrealized appreciation (depreciation)                    -                         -
                                                            -------------       -------------------
Increase (decrease) in net assets from operations                       -                         -
                                                            -------------       -------------------
Contract owner transactions:
Proceeds from units sold                                                -                         -
Cost of units redeemed                                                  -                         -
                                                            -------------       -------------------
Increase (decrease)                                                     -                         -
                                                            -------------       -------------------
Net increase (decrease)                                                 -                         -
Net assets, beginning                                                   -                         -
                                                            -------------       -------------------
Net assets, ending                                          $           -                         -
                                                            =============       ===================
Units sold                                                              -                         -
Units redeemed                                                          -                         -
                                                            -------------       -------------------
Net increase (decrease)                                                 -                         -
Units outstanding, beginning                                            -                         -
                                                            -------------       -------------------
Units outstanding, ending                                               -                         -
                                                            =============       ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.25%            5.4%
12/31/08         0.97             0            0           1.25%           -3.5%
12/12/08         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.00%            5.7%
12/31/08         0.97             0            0           1.00%           -3.5%
12/12/08         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.75%            5.9%
12/31/08         0.97             0            0           0.75%           -3.5%
12/12/08         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.50%            6.2%
12/31/08         0.97             0            0           0.50%           -3.5%
12/12/08         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.25%            6.5%
12/31/08         0.97             0            0           0.25%           -3.4%
12/12/08         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.00%            6.7%
12/31/08         0.97             0            0           0.00%           -3.4%
12/12/08         1.00             0            0           0.00%            0.0%


Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%
2008           0.0%

                             AUL American Unit Trust
                                American Century
      American Century Livestrong Income Portfolio Advisor Class-02507F787

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           40,797    $           41,102                    4,039
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           40,797
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           40,797                35,426     $               1.15
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.16
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $           40,797                35,426
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                214
Mortality & expense charges                                                                       (18)
                                                                                 --------------------
Net investment income (loss)                                                                      196
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (305)
                                                                                 --------------------
Net gain (loss)                                                                                  (304)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (108)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                196
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (305)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                (108)
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       40,979
Cost of units redeemed                                                                            (74)
                                                                                 --------------------
Increase (decrease)                                                                            40,905
                                                                                 --------------------
Net increase (decrease)                                                                        40,797
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             40,797
                                                                                 ====================
Units sold                                                                                     35,490
Units redeemed                                                                                    (64)
                                                                                 --------------------
Net increase (decrease)                                                                        35,426
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                      35,426
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             40,979
Cost of units redeemed                                                                            (74)
Account charges                                                                                     -
Net investment income (loss)                                                                      196
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (305)
                                                                                 --------------------
                                                                                 $             40,797
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    1.15            35     $       41          1.25%          15.2%
05/01/09         1.00             0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.00%          15.4%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.75%          15.5%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.50%          15.7%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     0        0          0.25%          15.9%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     0        0          0.00%          16.1%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2015 Advisor Class-02507F209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,930,192    $        1,948,522                  183,827
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,930,192
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,913,692             1,637,655     $               1.17
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.17
Band 50                                              -                     -                     1.17
Band 25                                              -                     -                     1.18
Band 0                                          16,500                14,003                     1.18
                                    ------------------    ------------------
 Total                              $        1,930,192             1,651,658
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             16,171
Mortality & expense charges                                                                    (1,172)
                                                                                 --------------------
Net investment income (loss)                                                                   14,999
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           17
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (18,330)
                                                                                 --------------------
Net gain (loss)                                                                               (18,313)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             (3,314)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $             14,999
Net realized gain (loss)                                                                           17
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (18,330)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                              (3,314)
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,935,441
Cost of units redeemed                                                                         (1,935)
                                                                                 --------------------
Increase (decrease)                                                                         1,933,506
                                                                                 --------------------
Net increase (decrease)                                                                     1,930,192
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,930,192
                                                                                 ====================
Units sold                                                                                  1,709,371
Units redeemed                                                                                (57,713)
                                                                                 --------------------
Net increase (decrease)                                                                     1,651,658
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                   1,651,658
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,935,441
Cost of units redeemed                                                                         (1,935)
Account charges                                                                                     -
Net investment income (loss)                                                                   14,999
Net realized gain (loss)                                                                           17
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (18,330)
                                                                                 --------------------
                                                                                 $          1,930,192
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17        1,638     $    1,914          1.25%          16.9%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          1.00%          17.1%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.75%          17.2%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.50%          17.4%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          0.25%          17.6%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18           14     $       17          0.00%          17.8%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2015 Investor Class-02507F100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           67,290    $           68,554                    6,408
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           67,290
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           67,290                57,504     $               1.17
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.17
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.18
Band 0                                               -                     -                     1.18
                                    ------------------    ------------------
 Total                              $           67,290                57,504
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,205
Mortality & expense charges                                                                       (39)
                                                                                 --------------------
Net investment income (loss)                                                                    1,166
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,264)
                                                                                 --------------------
Net gain (loss)                                                                                (1,264)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                (98)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              1,166
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,264)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 (98)
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       67,388
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                            67,388
                                                                                 --------------------
Net increase (decrease)                                                                        67,290
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             67,290
                                                                                 ====================
Units sold                                                                                     57,504
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                        57,504
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                      57,504
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             67,388
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                    1,166
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (1,264)
                                                                                 --------------------
                                                                                 $             67,290
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17           58     $       67          1.25%          17.0%
05/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          1.00%          17.2%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.75%          17.4%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          0.50%          17.6%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     0        0          0.25%          17.8%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     0        0          0.00%          18.0%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.6%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2020 Advisor Class-02507F662

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,939,211    $        1,952,698                  213,805
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,939,211
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,939,211             1,640,323     $               1.18
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.19
                                    ------------------    ------------------
 Total                              $        1,939,211             1,640,323
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             14,221
Mortality & expense charges                                                                    (1,649)
                                                                                 --------------------
Net investment income (loss)                                                                   12,572
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          421
Realized gain distributions                                                                     1,285
Net change in unrealized appreciation (depreciation)                                          (13,487)
                                                                                 --------------------
Net gain (loss)                                                                               (11,781)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                791
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $             12,572
Net realized gain (loss)                                                                          421
Realized gain distributions                                                                     1,285
Net change in unrealized appreciation (depreciation)                                          (13,487)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 791
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,949,015
Cost of units redeemed                                                                        (10,595)
                                                                                 --------------------
Increase (decrease)                                                                         1,938,420
                                                                                 --------------------
Net increase (decrease)                                                                     1,939,211
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,939,211
                                                                                 ====================
Units sold                                                                                  2,098,355
Units redeemed                                                                               (458,032)
                                                                                 --------------------
Net increase (decrease)                                                                     1,640,323
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                   1,640,323
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,949,015
Cost of units redeemed                                                                        (10,595)
Account charges                                                                                     -
Net investment income (loss)                                                                   12,572
Net realized gain (loss)                                                                          421
Realized gain distributions                                                                     1,285
Net change in unrealized appreciation (depreciation)                                          (13,487)
                                                                                 --------------------
                                                                                 $          1,939,211
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18        1,640     $    1,939          1.25%          18.2%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          18.4%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          18.6%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.50%          18.8%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     0        0          0.25%          19.0%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     0        0          0.00%          19.2%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2025 Advisor Class-02507F605

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,460,285    $        1,469,166                  138,547
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,460,285
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,460,285             1,218,992     $               1.20
Band 100                                             -                     -                     1.20
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.21
Band 0                                               -                     -                     1.21
                                    ------------------    ------------------
 Total                              $        1,460,285             1,218,992
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,845
Mortality & expense charges                                                                      (965)
                                                                                 --------------------
Net investment income (loss)                                                                    7,880
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          103
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (8,881)
                                                                                 --------------------
Net gain (loss)                                                                                (8,778)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $               (898)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              7,880
Net realized gain (loss)                                                                          103
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (8,881)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                (898)
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,465,226
Cost of units redeemed                                                                         (4,043)
                                                                                 --------------------
Increase (decrease)                                                                         1,461,183
                                                                                 --------------------
Net increase (decrease)                                                                     1,460,285
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,460,285
                                                                                 ====================
Units sold                                                                                  1,275,421
Units redeemed                                                                                (56,429)
                                                                                 --------------------
Net increase (decrease)                                                                     1,218,992
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                   1,218,992
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,465,226
Cost of units redeemed                                                                         (4,043)
Account charges                                                                                     -
Net investment income (loss)                                                                    7,880
Net realized gain (loss)                                                                          103
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (8,881)
                                                                                 --------------------
                                                                                 $          1,460,285
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20        1,219     $    1,460          1.25%          19.8%
05/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          1.00%          20.0%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          20.2%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.50%          20.4%
05/01/09          1.00            0              0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     0        0          0.25%          20.6%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     0        0          0.00%          20.8%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.2%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2025 Investor Class-02507F506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           38,308    $           38,644                    3,634
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           38,308
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           38,308                31,934     $               1.20
Band 100                                             -                     -                     1.20
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.21
Band 0                                               -                     -                     1.21
                                    ------------------    ------------------
 Total                              $           38,308                31,934
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                396
Mortality & expense charges                                                                       (14)
                                                                                 --------------------
Net investment income (loss)                                                                      382
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (336)
                                                                                 --------------------
Net gain (loss)                                                                                  (336)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 46
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                382
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (336)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                  46
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       38,262
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                            38,262
                                                                                 --------------------
Net increase (decrease)                                                                        38,308
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             38,308
                                                                                 ====================
Units sold                                                                                     31,934
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                        31,934
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                      31,934
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             38,262
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                      382
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (336)
                                                                                 --------------------
                                                                                 $             38,308
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20           32     $       38          1.25%          20.0%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          1.00%          20.2%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          20.4%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.50%          20.6%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     0        0          0.25%          20.8%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     0        0          0.00%          21.0%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.1%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2030 Advisor Class-02507F621

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,343,728    $        1,351,984                  153,568
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,343,728
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,343,728             1,108,217     $               1.21
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.22
                                    ------------------    ------------------
 Total                              $        1,343,728             1,108,217
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,630
Mortality & expense charges                                                                      (609)
                                                                                 --------------------
Net investment income (loss)                                                                    7,021
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          448
Realized gain distributions                                                                     1,086
Net change in unrealized appreciation (depreciation)                                           (8,256)
                                                                                 --------------------
Net gain (loss)                                                                                (6,722)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                299
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              7,021
Net realized gain (loss)                                                                          448
Realized gain distributions                                                                     1,086
Net change in unrealized appreciation (depreciation)                                           (8,256)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 299
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,362,217
Cost of units redeemed                                                                        (18,788)
                                                                                 --------------------
Increase (decrease)                                                                         1,343,429
                                                                                 --------------------
Net increase (decrease)                                                                     1,343,728
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,343,728
                                                                                 ====================
Units sold                                                                                  1,130,015
Units redeemed                                                                                (21,798)
                                                                                 --------------------
Net increase (decrease)                                                                     1,108,217
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                   1,108,217
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,362,217
Cost of units redeemed                                                                        (18,788)
Account charges                                                                                     -
Net investment income (loss)                                                                    7,021
Net realized gain (loss)                                                                          448
Realized gain distributions                                                                     1,086
Net change in unrealized appreciation (depreciation)                                           (8,256)
                                                                                 --------------------
                                                                                 $          1,343,728
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21        1,108     $    1,344          1.25%          21.3%
05/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          1.00%          21.5%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.75%          21.7%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.50%          21.9%
05/01/09          1.00            0              0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     0        0          0.25%          22.1%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     0        0          0.00%          22.3%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.1%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2035 Advisor Class-02507F878

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,383,803    $        1,388,675                  129,327
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,383,803
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,383,803             1,125,320     $               1.23
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
 Total                              $        1,383,803             1,125,320
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,756
Mortality & expense charges                                                                    (1,151)
                                                                                 --------------------
Net investment income (loss)                                                                    7,605
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           23
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (4,872)
                                                                                 --------------------
Net gain (loss)                                                                                (4,849)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,756
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              7,605
Net realized gain (loss)                                                                           23
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (4,872)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               2,756
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                    1,386,415
Cost of units redeemed                                                                         (5,368)
                                                                                 --------------------
Increase (decrease)                                                                         1,381,047
                                                                                 --------------------
Net increase (decrease)                                                                     1,383,803
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $          1,383,803
                                                                                 ====================
Units sold                                                                                  1,223,059
Units redeemed                                                                                (97,739)
                                                                                 --------------------
Net increase (decrease)                                                                     1,125,320
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                   1,125,320
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,386,415
Cost of units redeemed                                                                         (5,368)
Account charges                                                                                     -
Net investment income (loss)                                                                    7,605
Net realized gain (loss)                                                                           23
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (4,872)
                                                                                 --------------------
                                                                                 $          1,383,803
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23        1,125     $    1,384          1.25%          23.0%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          1.00%          23.2%
05/01/09          1.00            0              0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          23.4%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          23.6%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     0        0          0.25%          23.8%
05/01/09          1.00            0              0          0.25%           0.0%

                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     0        0          0.00%          24.0%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2035 Investor Class-02507F886

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,798    $            4,838                      448
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,798
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,798                 3,892     $               1.23
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.24
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
 Total                              $            4,798                 3,892
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 62
Mortality & expense charges                                                                        (2)
                                                                                 --------------------
Net investment income (loss)                                                                       60
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (40)
                                                                                 --------------------
Net gain (loss)                                                                                   (40)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 20
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                 60
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (40)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                  20
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                        4,778
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                             4,778
                                                                                 --------------------
Net increase (decrease)                                                                         4,798
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $              4,798
                                                                                 ====================
Units sold                                                                                      3,892
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                         3,892
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       3,892
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              4,778
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                       60
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (40)
                                                                                 --------------------
                                                                                 $              4,798
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            4     $        5          1.25%          23.3%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          1.00%          23.5%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.75%          23.7%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          23.9%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     0        0          0.25%          24.1%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     0        0          0.00%          24.3%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.6%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2040 Advisor Class-02507F571

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          697,898    $          698,901                   81,340
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          697,898
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          697,898               559,321     $               1.25
Band 100                                             -                     -                     1.25
Band 75                                              -                     -                     1.25
Band 50                                              -                     -                     1.25
Band 25                                              -                     -                     1.26
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $          697,898               559,321
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,461
Mortality & expense charges                                                                      (407)
                                                                                 --------------------
Net investment income (loss)                                                                    2,054
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           78
Realized gain distributions                                                                       182
Net change in unrealized appreciation (depreciation)                                           (1,003)
                                                                                 --------------------
Net gain (loss)                                                                                  (743)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,311
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              2,054
Net realized gain (loss)                                                                           78
Realized gain distributions                                                                       182
Net change in unrealized appreciation (depreciation)                                           (1,003)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               1,311
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                      703,095
Cost of units redeemed                                                                         (6,508)
                                                                                 --------------------
Increase (decrease)                                                                           696,587
                                                                                 --------------------
Net increase (decrease)                                                                       697,898
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $            697,898
                                                                                 ====================
Units sold                                                                                    577,168
Units redeemed                                                                                (17,847)
                                                                                 --------------------
Net increase (decrease)                                                                       559,321
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                     559,321
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            703,095
Cost of units redeemed                                                                         (6,508)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,054
Net realized gain (loss)                                                                           78
Realized gain distributions                                                                       182
Net change in unrealized appreciation (depreciation)                                           (1,003)
                                                                                 --------------------
                                                                                 $            697,898
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25          559     $      698          1.25%          24.8%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          1.00%          25.0%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.75%          25.2%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.50%          25.4%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     0        0          0.25%          25.6%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     0        0          0.00%          25.8%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2045 Advisor Class-02507F837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          444,988    $          444,642                   41,822
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          444,988
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          444,988               355,157     $               1.25
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.26
Band 25                                              -                     -                     1.26
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $          444,988               355,157
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,427
Mortality & expense charges                                                                      (329)
                                                                                 --------------------
Net investment income (loss)                                                                    2,098
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              346
                                                                                 --------------------
Net gain (loss)                                                                                   351
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,449
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $              2,098
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              346
                                                                                 --------------------
Increase (decrease) in net assets from operations                                               2,449
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                      444,807
Cost of units redeemed                                                                         (2,268)
                                                                                 --------------------
Increase (decrease)                                                                           442,539
                                                                                 --------------------
Net increase (decrease)                                                                       444,988
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $            444,988
                                                                                 ====================
Units sold                                                                                    366,602
Units redeemed                                                                                (11,445)
                                                                                 --------------------
Net increase (decrease)                                                                       355,157
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                     355,157
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            444,807
Cost of units redeemed                                                                         (2,268)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,098
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              346
                                                                                 --------------------
                                                                                 $            444,988
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25          355     $      445          1.25%          25.3%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          25.5%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          25.7%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.50%          25.9%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     0        0          0.25%          26.1%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     0        0          0.00%          26.3%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.1%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2045 Investor Class-02507F845

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           12,524    $           12,608                    1,177
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           12,524
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           12,524                 9,971     $               1.26
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.26
Band 25                                              -                     -                     1.26
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
 Total                              $           12,524                 9,971
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                147
Mortality & expense charges                                                                        (7)
                                                                                 --------------------
Net investment income (loss)                                                                      140
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (84)
                                                                                 --------------------
Net gain (loss)                                                                                   (84)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 56
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                140
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (84)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                  56
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                       12,468
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                            12,468
                                                                                 --------------------
Net increase (decrease)                                                                        12,524
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $             12,524
                                                                                 ====================
Units sold                                                                                      9,971
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                         9,971
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                       9,971
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             12,468
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                      140
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              (84)
                                                                                 --------------------
                                                                                 $             12,524
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26           10     $       13          1.25%          25.6%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          25.8%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          26.0%
05/01/09          1.00            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.50%          26.2%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     0        0          0.25%          26.4%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     0        0          0.00%          26.7%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.3%

                             AUL American Unit Trust
                                American Century
            American Century Livestrong 2050 Advisor Class-02507F530

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          324,564    $          324,345                   39,010
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          324,564
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          324,564               257,861     $               1.26
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.26
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
 Total                              $          324,564               257,861
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                914
Mortality & expense charges                                                                      (193)
                                                                                 --------------------
Net investment income (loss)                                                                      721
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                        45
Net change in unrealized appreciation (depreciation)                                              219
                                                                                 --------------------
Net gain (loss)                                                                                   268
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                989
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                721
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                        45
Net change in unrealized appreciation (depreciation)                                              219
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                 989
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                      324,179
Cost of units redeemed                                                                           (604)
                                                                                 --------------------
Increase (decrease)                                                                           323,575
                                                                                 --------------------
Net increase (decrease)                                                                       324,564
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $            324,564
                                                                                 ====================
Units sold                                                                                    260,484
Units redeemed                                                                                 (2,623)
                                                                                 --------------------
Net increase (decrease)                                                                       257,861
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                     257,861
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            324,179
Cost of units redeemed                                                                           (604)
Account charges                                                                                     -
Net investment income (loss)                                                                      721
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                        45
Net change in unrealized appreciation (depreciation)                                              219
                                                                                 --------------------
                                                                                 $            324,564
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26          258     $      325          1.25%          25.9%
05/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          26.1%
05/01/09          1.00            0              0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          26.3%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.50%          26.5%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     0        0          0.25%          26.7%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     0        0          0.00%          26.9%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.6%

                             AUL American Unit Trust
                                American Century
      American Century Livestrong 2020 Investor Class-02507F696 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.18
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.19
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.25%          18.5%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          18.7%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          18.9%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.50%          19.1%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.25%          19.3%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.00%          19.5%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                American Century
      American Century Livestrong 2030 Investor Class-02507F654 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.22
Band 100                                             -                     -                     1.22
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.25%          21.5%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.00%          21.7%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.75%          21.9%
05/01/09          1.00            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.50%          22.1%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.25%          22.3%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.00%          22.5%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                American Century
      American Century Livestrong 2040 Investor Class-02507F613 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.25
Band 100                                             -                     -                     1.25
Band 75                                              -                     -                     1.25
Band 50                                              -                     -                     1.26
Band 25                                              -                     -                     1.26
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          1.25%          24.9%
05/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          1.00%          25.1%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.75%          25.3%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.50%          25.5%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.25%          25.7%
05/01/09          1.00            0              0          0.25%           0.0%

                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.00%          26.0%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                American Century
      American Century Livestrong 2050 Investor Class-02507F563 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.26
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.25%          26.0%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          26.2%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          26.4%
05/01/09          1.00            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          26.6%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          26.8%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.00%          27.0%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                American Century
        American Century Livestrong Investor Class-02507F795 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.15
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.16
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.25%          15.3%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.00%          15.4%
05/01/09          1.00            0              0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.75%          15.6%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.50%          15.8%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.25%          16.0%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.00%          16.2%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                 American Funds
                  American Funds AMCAP Fund R3 Class-023375850

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          705,764    $          654,977                   43,060
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          705,764
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          272,379               289,759     $               0.94
Band 100                                             -                     -                     0.95
Band 75                                              -                     -                     0.96
Band 50                                              -                     -                     0.97
Band 25                                              -                     -                     0.98
Band 0                                         433,385               438,577                     0.99
                                    ------------------    ------------------
 Total                              $          705,764               728,336
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,964
Mortality & expense charges                                                                    (1,260)
                                                                                 --------------------
Net investment income (loss)                                                                    1,704
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (18,724)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          163,766
                                                                                 --------------------
Net gain (loss)                                                                               145,042
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            146,746
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,704   $               (314)
Net realized gain (loss)                                               (18,724)               (37,706)
Realized gain distributions                                                  -                 12,007
Net change in unrealized appreciation (depreciation)                   163,766               (131,675)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      146,746               (157,688)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               465,529                449,960
Cost of units redeemed                                                (170,505)               (47,352)
                                                             -----------------   --------------------
Increase (decrease)                                                    295,024                402,608
                                                             -----------------   --------------------
Net increase (decrease)                                                441,770                244,920
Net assets, beginning                                                  263,994                 19,074
                                                             -----------------   --------------------
Net assets, ending                                           $         705,764                263,994
                                                             =================   ====================
Units sold                                                             549,102                415,574
Units redeemed                                                        (194,342)               (59,070)
                                                             -----------------   --------------------
Net increase (decrease)                                                354,760                356,504
Units outstanding, beginning                                           373,576                 17,072
                                                             -----------------   --------------------
Units outstanding, ending                                              728,336                373,576
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,191,586
Cost of units redeemed                                                                       (501,133)
Account charges                                                                                     -
Net investment income (loss)                                                                    1,254
Net realized gain (loss)                                                                      (50,514)
Realized gain distributions                                                                    13,784
Net change in unrealized appreciation (depreciation)                                           50,787
                                                                                 --------------------
                                                                                 $            705,764
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94          290     $      272          1.25%          37.0%
12/31/08          0.69           78             54          1.25%         -38.6%
12/31/07          1.12           17             19          1.25%           5.8%
12/31/06          1.06           36             38          1.25%           5.6%
01/03/06          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          1.00%          37.4%
12/31/08          0.69            0              0          1.00%         -38.4%
12/31/07          1.12            0              0          1.00%           6.0%
12/31/06          1.06            0              0          1.00%           5.9%
01/03/06          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.75%          37.7%
12/31/08          0.70            0              0          0.75%         -38.3%
12/31/07          1.13            0              0          0.75%           6.3%
12/31/06          1.06            0              0          0.75%           6.2%
01/03/06          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.50%          38.1%
12/31/08          0.70            0              0          0.50%         -38.1%
12/31/07          1.13            0              0          0.50%           6.6%
12/31/06          1.06            0              0          0.50%           6.4%
01/03/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.25%          38.4%
12/31/08          0.71            0              0          0.25%         -38.0%
12/31/07          1.14            0              0          0.25%           6.8%
12/31/06          1.07            0              0          0.25%           6.7%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99          439     $      433          0.00%          38.8%
12/31/08          0.71          295            210          0.00%         -37.8%
12/31/07          1.15            0              0          0.00%           7.1%
12/31/06          1.07          150            160          0.00%           7.0%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.6%
2008              0.0%
2007              0.7%
2006              0.1%

                             AUL American Unit Trust
                                 American Funds
          American Funds American High Income Trust R3 Class-026547851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,398,415    $        2,075,073                  226,052
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,398,415
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,093,108             1,826,547     $               1.15
Band 100                                             -                     -                     1.16
Band 75                                              -                     -                     1.17
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.19
Band 0                                         305,307               253,460                     1.20
                                    ------------------    ------------------
 Total                              $        2,398,415             2,080,007
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            127,682
Mortality & expense charges                                                                   (16,042)
                                                                                 --------------------
Net investment income (loss)                                                                  111,640
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (132,054)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          581,067
                                                                                 --------------------
Net gain (loss)                                                                               449,013
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            560,653
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         111,640   $             53,237
Net realized gain (loss)                                              (132,054)               (30,190)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   581,067               (239,497)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      560,653               (216,450)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,683,934                591,796
Cost of units redeemed                                                (532,244)              (241,537)
                                                             -----------------   --------------------
Increase (decrease)                                                  1,151,690                350,259
                                                             -----------------   --------------------
Net increase (decrease)                                              1,712,343                133,809
Net assets, beginning                                                  686,072                552,263
                                                             -----------------   --------------------
Net assets, ending                                           $       2,398,415                686,072
                                                             =================   ====================
Units sold                                                           2,063,537                613,929
Units redeemed                                                        (852,159)              (242,564)
                                                             -----------------   --------------------
Net increase (decrease)                                              1,211,378                371,365
Units outstanding, beginning                                           868,629                497,264
                                                             -----------------   --------------------
Units outstanding, ending                                            2,080,007                868,629
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          5,076,929
Cost of units redeemed                                                                     (3,065,758)
Account charges                                                                                     -
Net investment income (loss)                                                                  263,102
Net realized gain (loss)                                                                     (202,956)
Realized gain distributions                                                                     3,756
Net change in unrealized appreciation (depreciation)                                          323,342
                                                                                 --------------------
                                                                                 $          2,398,415
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15        1,827     $    2,093          1.25%          46.2%
12/31/08          0.78          698            547          1.25%         -28.8%
12/31/07          1.10          315            346          1.25%          -0.1%
12/31/06          1.10        1,475          1,625          1.25%          10.2%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          1.00%          46.5%
12/31/08          0.79            0              0          1.00%         -28.6%
12/31/07          1.11            0              0          1.00%           0.1%
12/31/06          1.10            0              0          1.00%          10.5%
01/03/06          1.00            0     0        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.75%          46.9%
12/31/08          0.80            0              0          0.75%         -28.4%
12/31/07          1.11            0              0          0.75%           0.4%
12/31/06          1.11            0              0          0.75%          10.7%
01/03/06          1.00            0     0        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          0.50%          47.3%
12/31/08          0.80            0              0          0.50%         -28.2%
12/31/07          1.12            0              0          0.50%           0.6%
12/31/06          1.11            0              0          0.50%          11.0%
01/03/06          1.00            0              0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.25%          47.6%
12/31/08          0.81            0              0          0.25%         -28.0%
12/31/07          1.12            0              0          0.25%           0.9%
12/31/06          1.11            0              0          0.25%          11.3%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20          253     $      305          0.00%          48.0%
12/31/08          0.81          171            139          0.00%         -27.9%
12/31/07          1.13          183            206          0.00%           1.1%
12/31/06          1.12            0              0          0.00%          11.6%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              8.3%
2008              9.6%
2007              8.4%
2006              3.3%

                             AUL American Unit Trust
                                 American Funds
        American Funds Capital World Growth and Income R3 Class-140543851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,203,911    $        9,162,688                  300,911
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       10,203,911
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        9,521,280             8,843,554     $               1.08
Band 100                                        52,732                48,493                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                         629,899               556,583                     1.13
                                    ------------------    ------------------
 Total                              $       10,203,911             9,448,630
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            198,177
Mortality & expense charges                                                                   (80,982)
                                                                                 --------------------
Net investment income (loss)                                                                  117,195
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (530,727)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,612,878
                                                                                 --------------------
Net gain (loss)                                                                             2,082,151
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,199,346
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         117,195   $             69,866
Net realized gain (loss)                                              (530,727)              (115,750)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,612,878             (1,466,568)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    2,199,346             (1,512,452)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             5,841,139              4,610,845
Cost of units redeemed                                              (1,651,680)            (1,156,751)
                                                             -----------------   --------------------
Increase (decrease)                                                  4,189,459              3,454,094
                                                             -----------------   --------------------
Net increase (decrease)                                              6,388,805              1,941,642
Net assets, beginning                                                3,815,106              1,873,464
                                                             -----------------   --------------------
Net assets, ending                                           $      10,203,911              3,815,106
                                                             =================   ====================
Units sold                                                           7,464,344              4,586,358
Units redeemed                                                      (2,616,683)            (1,353,271)
                                                             -----------------   --------------------
Net increase (decrease)                                              4,847,661              3,233,087
Units outstanding, beginning                                         4,600,969              1,367,882
                                                             -----------------   --------------------
Units outstanding, ending                                            9,448,630              4,600,969
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         24,225,514
Cost of units redeemed                                                                    (16,062,433)
Account charges                                                                                     -
Net investment income (loss)                                                                  257,407
Net realized gain (loss)                                                                      220,405
Realized gain distributions                                                                   521,795
Net change in unrealized appreciation (depreciation)                                        1,041,223
                                                                                 --------------------
                                                                                 $         10,203,911
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08        8,844     $    9,521          1.25%          30.2%
12/31/08          0.83        4,218          3,487          1.25%         -39.4%
12/31/07          1.36        1,112          1,516          1.25%          15.6%
12/31/06          1.18        7,569          8,924          1.25%          17.9%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09           48     $       53          1.00%          30.6%
12/31/08          0.83            9              8          1.00%         -39.2%
12/31/07          1.37            0              0          1.00%          15.9%
12/31/06          1.18            0              0          1.00%          18.2%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.75%          30.9%
12/31/08          0.84            0              0          0.75%         -39.1%
12/31/07          1.38            0              0          0.75%          16.2%
12/31/06          1.18            0              0          0.75%          18.5%
01/03/06          1.00            0     0        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.50%          31.2%
12/31/08          0.85            0              0          0.50%         -38.9%
12/31/07          1.38            0              0          0.50%          16.5%
12/31/06          1.19            0              0          0.50%          18.8%
01/03/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%          31.6%
12/31/08          0.85            0              0          0.25%         -38.7%
12/31/07          1.39            0              0          0.25%          16.8%
12/31/06          1.19            0              0          0.25%          19.1%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13          557     $      630          0.00%          31.9%
12/31/08          0.86          374            321          0.00%         -38.6%
12/31/07          1.40          256            358          0.00%          17.1%
12/31/06          1.19            0              0          0.00%          19.4%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.8%
2008              3.7%
2007              2.8%
2006              0.6%

                             AUL American Unit Trust
                                 American Funds
            American Funds EuroPacific Growth Fund R3 Class-298706854

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,545,164    $        8,911,889                  253,321
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        9,545,164
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,874,185             7,169,202     $               1.10
Band 100                                       109,927                99,089                     1.11
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.14
Band 0                                       1,561,052             1,352,075                     1.15
                                    ------------------    ------------------
 Total                              $        9,545,164             8,620,366
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            134,261
Mortality & expense charges                                                                   (57,196)
                                                                                 --------------------
Net investment income (loss)                                                                   77,065
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (326,900)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,172,774
                                                                                 --------------------
Net gain (loss)                                                                             1,845,874
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,922,939
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          77,065   $             38,074
Net realized gain (loss)                                              (326,900)               (85,583)
Realized gain distributions                                                  -                131,452
Net change in unrealized appreciation (depreciation)                 2,172,774             (1,429,669)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    1,922,939             (1,345,726)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             6,401,327              2,682,701
Cost of units redeemed                                              (1,824,293)              (846,160)
                                                             -----------------   --------------------
Increase (decrease)                                                  4,577,034              1,836,541
                                                             -----------------   --------------------
Net increase (decrease)                                              6,499,973                490,815
Net assets, beginning                                                3,045,191              2,554,376
                                                             -----------------   --------------------
Net assets, ending                                           $       9,545,164              3,045,191
                                                             =================   ====================
Units sold                                                           7,965,008              2,723,245
Units redeemed                                                      (3,108,475)              (808,141)
                                                             -----------------   --------------------
Net increase (decrease)                                              4,856,533              1,915,104
Units outstanding, beginning                                         3,763,833              1,848,729
                                                             -----------------   --------------------
Units outstanding, ending                                            8,620,366              3,763,833
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         19,311,247
Cost of units redeemed                                                                    (11,158,258)
Account charges                                                                                     -
Net investment income (loss)                                                                  157,767
Net realized gain (loss)                                                                       23,113
Realized gain distributions                                                                   578,020
Net change in unrealized appreciation (depreciation)                                          633,275
                                                                                 --------------------
                                                                                 $          9,545,164
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10        7,169     $    7,874          1.25%          37.0%
12/31/08          0.80        2,810          2,253          1.25%         -41.4%
12/31/07          1.37        1,132          1,549          1.25%          17.1%
12/31/06          1.17        4,152          4,856          1.25%          16.9%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11           99     $      110          1.00%          37.3%
12/31/08          0.81           71             57          1.00%         -41.3%
12/31/07          1.38           72             99          1.00%          17.4%
12/31/06          1.17          105            123          1.00%          17.2%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.75%          37.7%
12/31/08          0.81            0              0          0.75%         -41.2%
12/31/07          1.38            0              0          0.75%          17.7%
12/31/06          1.18            0              0          0.75%          17.5%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.50%          38.0%
12/31/08          0.82            0              0          0.50%         -41.0%
12/31/07          1.39            0              0          0.50%          18.0%
12/31/06          1.18            0              0          0.50%          17.8%
01/03/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.25%          38.4%
12/31/08          0.83            0              0          0.25%         -40.9%
12/31/07          1.40            0              0          0.25%          18.3%
12/31/06          1.18            0              0          0.25%          18.1%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15        1,352     $    1,561          0.00%          38.7%
12/31/08          0.83          883            735          0.00%         -40.7%
12/31/07          1.40          646            906          0.00%          18.6%
12/31/06          1.18            8             10          0.00%          18.4%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.1%
2008              2.2%
2007              1.1%
2006              2.7%

                             AUL American Unit Trust
                                 American Funds
             American Funds Fundamental Investors R3 Class-360802854

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,098,290    $        6,790,017                  217,272
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,098,290
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,803,297             7,546,223     $               0.90
Band 100                                        10,626                11,692                     0.91
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.93
Band 0                                         284,367               303,084                     0.94
                                    ------------------    ------------------
 Total                              $        7,098,290             7,860,999
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             65,035
Mortality & expense charges                                                                   (54,908)
                                                                                 --------------------
Net investment income (loss)                                                                   10,127
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (170,612)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,533,502
                                                                                 --------------------
Net gain (loss)                                                                             1,362,890
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,373,017
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          10,127   $              4,167
Net realized gain (loss)                                              (170,612)               (98,889)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,533,502             (1,201,616)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    1,373,017             (1,296,338)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             3,719,197              3,348,081
Cost of units redeemed                                                (752,969)              (840,736)
                                                             -----------------   --------------------
Increase (decrease)                                                  2,966,228              2,507,345
                                                             -----------------   --------------------
Net increase (decrease)                                              4,339,245              1,211,007
Net assets, beginning                                                2,759,045              1,548,038
                                                             -----------------   --------------------
Net assets, ending                                           $       7,098,290              2,759,045
                                                             =================   ====================
Units sold                                                           5,074,025              3,830,741
Units redeemed                                                      (1,226,278)            (1,154,131)
                                                             -----------------   --------------------
Net increase (decrease)                                              3,847,747              2,676,610
Units outstanding, beginning                                         4,013,252              1,336,642
                                                             -----------------   --------------------
Units outstanding, ending                                            7,860,999              4,013,252
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          9,368,146
Cost of units redeemed                                                                     (2,412,382)
Account charges                                                                                     -
Net investment income (loss)                                                                   26,831
Net realized gain (loss)                                                                     (259,484)
Realized gain distributions                                                                    66,906
Net change in unrealized appreciation (depreciation)                                          308,273
                                                                                 --------------------
                                                                                 $          7,098,290
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90        7,546     $    6,803          1.25%          31.3%
12/31/08          0.69        3,851          2,645          1.25%         -40.6%
12/31/07          1.16        1,251          1,447          1.25%          11.6%
12/31/06          1.04            0              0          1.25%           3.7%
01/03/06          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91           12     $       11          1.00%          31.6%
12/31/08          0.69           13              9          1.00%         -40.5%
12/31/07          1.16            0              0          1.00%          11.8%
12/31/06          1.04            0              0          1.00%           3.8%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          31.9%
12/31/08          0.69            0              0          0.75%         -40.3%
12/31/07          1.16            0              0          0.75%          12.1%
12/31/06          1.04            0              0          0.75%           3.8%
01/03/06          1.00            0     0        0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.50%          32.3%
12/31/08          0.70            0              0          0.50%         -40.2%
12/31/07          1.17            0              0          0.50%          12.4%
12/31/06          1.04            0              0          0.50%           3.9%
01/03/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.25%          32.6%
12/31/08          0.70            0              0          0.25%         -40.0%
12/31/07          1.17            0              0          0.25%          12.7%
12/31/06          1.04            0              0          0.25%           3.9%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94          303     $      284          0.00%          32.9%
12/31/08          0.71          149            105          0.00%         -39.9%
12/31/07          1.17           86            101          0.00%          13.0%
12/31/06          1.04            0              0          0.00%           4.0%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              1.5%
2007              2.6%
2006              0.0%

                             AUL American Unit Trust
                                 American Funds
       American Funds Intermediate Bond Fund of America R3 Class-458809852

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,309,243    $        1,290,008                   99,637
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,309,243
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          535,681               499,610     $               1.07
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.12
Band 0                                         773,562               686,354                     1.13
                                    ------------------    ------------------
 Total                              $        1,309,243             1,185,964
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             29,569
Mortality & expense charges                                                                    (5,070)
                                                                                 --------------------
Net investment income (loss)                                                                   24,499
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,998)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           39,297
                                                                                 --------------------
Net gain (loss)                                                                                33,299
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             57,798
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          24,499   $             20,746
Net realized gain (loss)                                                (5,998)               (21,934)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    39,297                (61,373)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       57,798                (62,561)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               612,120              1,190,259
Cost of units redeemed                                                (338,028)              (496,391)
                                                             -----------------   --------------------
Increase (decrease)                                                    274,092                693,868
                                                             -----------------   --------------------
Net increase (decrease)                                                331,890                631,307
Net assets, beginning                                                  977,353                346,046
                                                             -----------------   --------------------
Net assets, ending                                           $       1,309,243                977,353
                                                             =================   ====================
Units sold                                                             723,048              1,077,889
Units redeemed                                                        (469,154)              (472,797)
                                                             -----------------   --------------------
Net increase (decrease)                                                253,894                605,092
Units outstanding, beginning                                           932,070                326,978
                                                             -----------------   --------------------
Units outstanding, ending                                            1,185,964                932,070
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          2,862,786
Cost of units redeemed                                                                     (1,595,947)
Account charges                                                                                     -
Net investment income (loss)                                                                   51,640
Net realized gain (loss)                                                                      (28,471)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           19,235
                                                                                 --------------------
                                                                                 $          1,309,243
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07          500     $      536          1.25%           4.7%
12/31/08          1.02          353            362          1.25%          -3.0%
12/31/07          1.06          297            314          1.25%           3.4%
12/31/06          1.02           30             31          1.25%           2.2%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.00%           4.9%
12/31/08          1.03            0              0          1.00%          -2.7%
12/31/07          1.06            0              0          1.00%           3.6%
12/31/06          1.02            0              0          1.00%           2.4%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%           5.2%
12/31/08          1.04            0              0          0.75%          -2.5%
12/31/07          1.07            0              0          0.75%           3.9%
12/31/06          1.03            0              0          0.75%           2.7%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.50%           5.5%
12/31/08          1.05            0              0          0.50%          -2.3%
12/31/07          1.07            0              0          0.50%           4.1%
12/31/06          1.03            0              0          0.50%           2.9%
01/03/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%           5.7%
12/31/08          1.06            0              0          0.25%          -2.0%
12/31/07          1.08            0              0          0.25%           4.4%
12/31/06          1.03            0              0          0.25%           3.2%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13          686     $      774          0.00%           6.0%
12/31/08          1.06          579            616          0.00%          -1.8%
12/31/07          1.08           30             32          0.00%           4.7%
12/31/06          1.03          347            359          0.00%           3.4%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.6%
2008              3.9%
2007              2.6%
2006              0.1%

                             AUL American Unit Trust
                                 American Funds
          American Funds The Growth Fund of America R3 Class-399874858

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,459,069    $       14,215,423                  574,046
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       15,459,069
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       14,531,269            15,600,965     $               0.93
Band 100                                        90,021                95,688                     0.94
Band 75                                              -                     -                     0.95
Band 50                                              -                     -                     0.96
Band 25                                              -                     -                     0.97
Band 0                                         837,779               855,642                     0.98
                                    ------------------    ------------------
 Total                              $       15,459,069            16,552,295
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             90,994
Mortality & expense charges                                                                  (121,169)
                                                                                 --------------------
Net investment income (loss)                                                                  (30,175)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (531,811)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,655,326
                                                                                 --------------------
Net gain (loss)                                                                             3,123,515
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,093,340
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (30,175)  $            (13,738)
Net realized gain (loss)                                              (531,811)              (417,450)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,655,326             (2,486,009)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    3,093,340             (2,917,197)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             9,323,519              8,375,963
Cost of units redeemed                                              (3,209,086)            (3,429,398)
                                                             -----------------   --------------------
Increase (decrease)                                                  6,114,433              4,946,565
                                                             -----------------   --------------------
Net increase (decrease)                                              9,207,773              2,029,368
Net assets, beginning                                                6,251,296              4,221,928
                                                             -----------------   --------------------
Net assets, ending                                           $      15,459,069              6,251,296
                                                             =================   ====================
Units sold                                                          14,492,163             10,791,658
Units redeemed                                                      (6,804,802)            (5,514,158)
                                                             -----------------   --------------------
Net increase (decrease)                                              7,687,361              5,277,500
Units outstanding, beginning                                         8,864,934              3,587,434
                                                             -----------------   --------------------
Units outstanding, ending                                           16,552,295              8,864,934
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         29,552,663
Cost of units redeemed                                                                    (15,037,774)
Account charges                                                                                     -
Net investment income (loss)                                                                  (53,650)
Net realized gain (loss)                                                                     (612,602)
Realized gain distributions                                                                   366,786
Net change in unrealized appreciation (depreciation)                                        1,243,646
                                                                                 --------------------
                                                                                 $         15,459,069
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93       15,601     $   14,531          1.25%          32.5%
12/31/08          0.70        8,157          5,736          1.25%         -40.0%
12/31/07          1.17        2,933          3,437          1.25%           9.2%
12/31/06          1.07        3,947          4,235          1.25%           7.3%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94           96     $       90          1.00%          32.8%
12/31/08          0.71           67             48          1.00%         -39.8%
12/31/07          1.18           55             65          1.00%           9.5%
12/31/06          1.08           79             85          1.00%           7.6%
01/03/06          1.00            0     0        0          1.00%           0.0%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.75%          33.1%
12/31/08          0.71            0              0          0.75%         -39.7%
12/31/07          1.18            0              0          0.75%           9.8%
12/31/06          1.08            0              0          0.75%           7.8%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.50%          33.5%
12/31/08          0.72            0              0          0.50%         -39.5%
12/31/07          1.19            0              0          0.50%          10.0%
12/31/06          1.08            0              0          0.50%           8.1%
01/03/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.25%          33.8%
12/31/08          0.72            0              0          0.25%         -39.4%
12/31/07          1.20            0              0          0.25%          10.3%
12/31/06          1.08            0              0          0.25%           8.4%
01/03/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98          856     $      838          0.00%          34.1%
12/31/08          0.73          640            467          0.00%         -39.2%
12/31/07          1.20          599            720          0.00%          10.6%
12/31/06          1.09            0              0          0.00%           8.6%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.8%
2008              0.9%
2007              0.7%
2006              1.0%

                             AUL American Unit Trust
                                 American Funds
                  American Funds AMCAP Fund R4 Class-023375843

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          193,785    $          199,475                   11,723
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          193,785
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          193,785               212,653     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.93
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
 Total                              $          193,785               212,653
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,713
Mortality & expense charges                                                                    (1,774)
                                                                                 --------------------
Net investment income (loss)                                                                      (61)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,040)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           50,599
                                                                                 --------------------
Net gain (loss)                                                                                47,559
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             47,498
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (61)    $           (1,337)
Net realized gain (loss)                                                (3,040)                (3,632)
Realized gain distributions                                                  -                  4,426
Net change in unrealized appreciation (depreciation)                    50,599                (49,201)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       47,498                (49,744)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                47,792                 57,335
Cost of units redeemed                                                  (5,887)               (15,687)
                                                             -----------------     ------------------
Increase (decrease)                                                     41,905                 41,648
                                                             -----------------     ------------------
Net increase (decrease)                                                 89,403                 (8,096)
Net assets, beginning                                                  104,382                112,478
                                                             -----------------     ------------------
Net assets, ending                                           $         193,785                104,382
                                                             =================     ==================
Units sold                                                              64,357                 70,293
Units redeemed                                                          (9,288)               (17,216)
                                                             -----------------     ------------------
Net increase (decrease)                                                 55,069                 53,077
Units outstanding, beginning                                           157,584                104,507
                                                             -----------------     ------------------
Units outstanding, ending                                              212,653                157,584
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          221,673
Cost of units redeemed                                                                        (24,378)
Account charges                                                                                     -
Net investment income (loss)                                                                     (954)
Net realized gain (loss)                                                                       (6,605)
Realized gain distributions                                                                     9,739
Net change in unrealized appreciation (depreciation)                                           (5,690)
                                                                                   ------------------
                                                                                   $          193,785
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91          213     $      194          1.25%          37.6%
12/31/08          0.66          158            104          1.25%         -38.5%
12/31/07          1.08          105            112          1.25%           6.1%
12/31/06          1.01            0              0          1.25%           1.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          1.00%          37.9%
12/31/08          0.67            0              0          1.00%         -38.3%
12/31/07          1.08            0              0          1.00%           6.4%
12/31/06          1.01            0              0          1.00%           1.5%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.75%          38.3%
12/31/08          0.67            0              0          0.75%         -38.1%
12/31/07          1.08            0              0          0.75%           6.6%
12/31/06          1.02            0              0          0.75%           1.5%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.50%          38.6%
12/31/08          0.67            0              0          0.50%         -38.0%
12/31/07          1.09            0              0          0.50%           6.9%
12/31/06          1.02            0              0          0.50%           1.6%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.25%          39.0%
12/31/08          0.68            0              0          0.25%         -37.8%
12/31/07          1.09            0              0          0.25%           7.2%
12/31/06          1.02            0              0          0.25%           1.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.00%          39.3%
12/31/08          0.68            0              0          0.00%         -37.7%
12/31/07          1.09            0              0          0.00%           7.5%
12/31/06          1.02            0              0          0.00%           1.7%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.1%
2008              0.0%
2007              1.8%
2006              0.0%

                             AUL American Unit Trust
                                 American Funds
          American Funds American High Income Trust R4 Class-026547844

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,760,086    $        6,733,030                  637,142
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,760,086
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,760,086             6,246,660     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.13
                                    ------------------    ------------------
 Total                              $        6,760,086             6,246,660
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            474,397
Mortality & expense charges                                                                   (66,691)
                                                                                 --------------------
Net investment income (loss)                                                                  407,706
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (159,758)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,773,685
                                                                                 --------------------
Net gain (loss)                                                                             1,613,927
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,021,633
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         407,706     $          361,350
Net realized gain (loss)                                              (159,758)              (274,664)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,773,685             (1,814,825)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,021,633             (1,728,139)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,736,982              2,008,530
Cost of units redeemed                                                (777,207)            (1,304,207)
                                                             -----------------     ------------------
Increase (decrease)                                                    959,775                704,323
                                                             -----------------     ------------------
Net increase (decrease)                                              2,981,408             (1,023,816)
Net assets, beginning                                                3,778,678              4,802,494
                                                             -----------------     ------------------
Net assets, ending                                           $       6,760,086              3,778,678
                                                             =================     ==================
Units sold                                                           2,001,228              1,892,154
Units redeemed                                                        (874,117)            (1,422,909)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,127,111                469,245
Units outstanding, beginning                                         5,119,549              4,650,304
                                                             -----------------     ------------------
Units outstanding, ending                                            6,246,660              5,119,549
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        8,611,363
Cost of units redeemed                                                                     (2,275,189)
Account charges                                                                                     -
Net investment income (loss)                                                                  827,358
Net realized gain (loss)                                                                     (440,099)
Realized gain distributions                                                                     9,597
Net change in unrealized appreciation (depreciation)                                           27,056
                                                                                   ------------------
                                                                                   $        6,760,086
                                                                                   ==================


The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08        6,247     $    6,760          1.25%          46.6%
12/31/08          0.74        5,120          3,779          1.25%         -28.5%
12/31/07          1.03        4,650          4,802          1.25%           0.2%
12/31/06          1.03            0              0          1.25%           3.1%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          1.00%          47.0%
12/31/08          0.74            0              0          1.00%         -28.4%
12/31/07          1.04            0              0          1.00%           0.4%
12/31/06          1.03            0              0          1.00%           3.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.75%          47.4%
12/31/08          0.75            0              0          0.75%         -28.2%
12/31/07          1.04            0              0          0.75%           0.7%
12/31/06          1.03            0              0          0.75%           3.2%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.50%          47.7%
12/31/08          0.75            0              0          0.50%         -28.0%
12/31/07          1.04            0              0          0.50%           0.9%
12/31/06          1.03            0              0          0.50%           3.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%          48.1%
12/31/08          0.75            0              0          0.25%         -27.8%
12/31/07          1.05            0              0          0.25%           1.2%
12/31/06          1.03            0              0          0.25%           3.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.00%          48.5%
12/31/08          0.76            0              0          0.00%         -27.6%
12/31/07          1.05            0              0          0.00%           1.4%
12/31/06          1.03            0              0          0.00%           3.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              9.0%
2008              9.8%
2007              3.5%
2006              0.0%

                             AUL American Unit Trust
                                 American Funds
        American Funds Capital World Growth and Income R4 Class-140543844

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       30,292,144    $       32,624,775                  890,421
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (13)
                                    ------------------
Net assets                          $       30,292,131
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       30,292,131            30,932,527     $               0.98
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.00
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $       30,292,131            30,932,527
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            720,445
Mortality & expense charges                                                                  (290,664)
                                                                                 --------------------
Net investment income (loss)                                                                  429,781
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,126,295)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        7,622,524
                                                                                 --------------------
Net gain (loss)                                                                             6,496,229
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          6,926,010
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         429,781     $          438,897
Net realized gain (loss)                                            (1,126,295)              (297,727)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 7,622,524            (10,738,444)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    6,926,010            (10,597,274)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             8,492,817             11,679,529
Cost of units redeemed                                              (3,929,151)            (3,916,009)
                                                             -----------------     ------------------
Increase (decrease)                                                  4,563,666              7,763,520
                                                             -----------------     ------------------
Net increase (decrease)                                             11,489,676             (2,833,754)
Net assets, beginning                                               18,802,455             21,636,209
                                                             -----------------     ------------------
Net assets, ending                                           $      30,292,131             18,802,455
                                                             =================     ==================
Units sold                                                          11,998,992             11,692,563
Units redeemed                                                      (6,151,389)            (4,163,939)
                                                             -----------------     ------------------
Net increase (decrease)                                              5,847,603              7,528,624
Units outstanding, beginning                                        25,084,924             17,556,300
                                                             -----------------     ------------------
Units outstanding, ending                                           30,932,527             25,084,924
                                                             =================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       41,391,407
Cost of units redeemed                                                                     (9,981,222)
Account charges                                                                                     -
Net investment income (loss)                                                                1,028,454
Net realized gain (loss)                                                                   (1,310,585)
Realized gain distributions                                                                 1,496,708
Net change in unrealized appreciation (depreciation)                                       (2,332,631)
                                                                                   ------------------
                                                                                   $       30,292,131
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98       30,933    $    30,292          1.25%          30.7%
12/31/08          0.75       25,085         18,802          1.25%         -39.2%
12/31/07          1.23       17,556         21,636          1.25%          16.0%
12/31/06          1.06          324            345          1.25%           6.3%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          1.00%          31.0%
12/31/08          0.75            0              0          1.00%         -39.0%
12/31/07          1.24            0              0          1.00%          16.3%
12/31/06          1.06            0              0          1.00%           6.3%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          31.3%
12/31/08          0.76            0              0          0.75%         -38.9%
12/31/07          1.24            0              0          0.75%          16.6%
12/31/06          1.06            0              0          0.75%           6.4%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.50%          31.6%
12/31/08          0.76            0              0          0.50%         -38.7%
12/31/07          1.24            0              0          0.50%          16.8%
12/31/06          1.06            0              0          0.50%           6.4%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.25%          32.0%
12/31/08          0.77            0              0          0.25%         -38.6%
12/31/07          1.25            0              0          0.25%          17.1%
12/31/06          1.06            0              0          0.25%           6.5%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%          32.3%
12/31/08          0.77            0              0          0.00%         -38.4%
12/31/07          1.25            0              0          0.00%          17.4%
12/31/06          1.07            0              0          0.00%           6.5%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.9%
2008              3.4%
2007              2.5%
2006              0.2%

                             AUL American Unit Trust
                                 American Funds
            American Funds EuroPacific Growth Fund R4 Class-298706847

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       21,109,628    $       21,196,842                  559,640
Receivables: investments sold                       15    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       21,109,643
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       21,109,643            20,960,447     $               1.01
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
 Total                              $       21,109,643            20,960,447
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            342,258
Mortality & expense charges                                                                  (178,025)
                                                                                 --------------------
Net investment income (loss)                                                                  164,233
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (712,331)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        5,745,819
                                                                                 --------------------
Net gain (loss)                                                                             5,033,488
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          5,197,721
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         164,233     $           93,080
Net realized gain (loss)                                              (712,331)              (364,390)
Realized gain distributions                                                  -                401,645
Net change in unrealized appreciation (depreciation)                 5,745,819             (6,221,428)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    5,197,721             (6,091,093)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            10,781,426              5,696,425
Cost of units redeemed                                              (3,569,091)            (2,959,781)
                                                             -----------------     ------------------
Increase (decrease)                                                  7,212,335              2,736,644
                                                             -----------------     ------------------
Net increase (decrease)                                             12,410,056             (3,354,449)
Net assets, beginning                                                8,699,587             12,054,036
                                                             -----------------     ------------------
Net assets, ending                                           $      21,109,643              8,699,587
                                                             =================     ==================
Units sold                                                          13,360,013              5,388,879
Units redeemed                                                      (4,268,763)            (3,173,205)
                                                             -----------------     ------------------
Net increase (decrease)                                              9,091,250              2,215,674
Units outstanding, beginning                                        11,869,197              9,653,523
                                                             -----------------     ------------------
Units outstanding, ending                                           20,960,447             11,869,197
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       29,778,492
Cost of units redeemed                                                                     (9,157,434)
Account charges                                                                                     -
Net investment income (loss)                                                                  407,611
Net realized gain (loss)                                                                   (1,029,313)
Realized gain distributions                                                                 1,197,501
Net change in unrealized appreciation (depreciation)                                          (87,214)
                                                                                   ------------------
                                                                                   $       21,109,643
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01       20,960    $    21,110          1.25%          37.4%
12/31/08          0.73       11,869          8,700          1.25%         -41.3%
12/31/07          1.25        9,654         12,054          1.25%          17.4%
12/31/06          1.06           95            101          1.25%           6.4%
10/23/06          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%          37.7%
12/31/08          0.74            0              0          1.00%         -41.2%
12/31/07          1.25            0              0          1.00%          17.7%
12/31/06          1.06            0              0          1.00%           6.4%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%          38.1%
12/31/08          0.74            0              0          0.75%         -41.0%
12/31/07          1.26            0              0          0.75%          18.0%
12/31/06          1.06            0              0          0.75%           6.5%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.50%          38.4%
12/31/08          0.75            0              0          0.50%         -40.9%
12/31/07          1.26            0              0          0.50%          18.3%
12/31/06          1.07            0              0          0.50%           6.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.25%          38.8%
12/31/08          0.75            0              0          0.25%         -40.7%
12/31/07          1.26            0              0          0.25%          18.6%
12/31/06          1.07            0              0          0.25%           6.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09   $      1.05            0     $        0          0.00%          39.1%
12/31/08          0.75            0              0          0.00%         -40.6%
12/31/07          1.27            0              0          0.00%          18.9%
12/31/06          1.07            0              0          0.00%           6.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.3%
2008              2.2%
2007              3.5%
2006              3.1%

                             AUL American Unit Trust
                                 American Funds
             American Funds Fundamental Investors R4 Class-360802847

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,776,252    $        5,344,950                  176,751
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,776,252
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,776,252             6,345,382     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
 Total                              $        5,776,252             6,345,382
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             87,473
Mortality & expense charges                                                                   (61,144)
                                                                                 --------------------
Net investment income (loss)                                                                   26,329
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (887,220)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,346,565
                                                                                 --------------------
Net gain (loss)                                                                             1,459,345
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,485,674
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          26,329     $            7,159
Net realized gain (loss)                                              (887,220)              (251,754)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,346,565             (1,804,920)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,485,674             (2,049,515)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,631,627              2,587,949
Cost of units redeemed                                              (2,146,092)              (727,716)
                                                             -----------------     ------------------
Increase (decrease)                                                    485,535              1,860,233
                                                             -----------------     ------------------
Net increase (decrease)                                              1,971,209               (189,282)
Net assets, beginning                                                3,805,043              3,994,325
                                                             -----------------     ------------------
Net assets, ending                                           $       5,776,252              3,805,043
                                                             =================     ==================
Units sold                                                           3,587,969              3,750,056
Units redeemed                                                      (2,745,872)            (1,686,872)
                                                             -----------------     ------------------
Net increase (decrease)                                                842,097              2,063,184
Units outstanding, beginning                                         5,503,285              3,440,101
                                                             -----------------     ------------------
Units outstanding, ending                                            6,345,382              5,503,285
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       10,305,217
Cost of units redeemed                                                                     (4,153,626)
Account charges                                                                                     -
Net investment income (loss)                                                                   71,950
Net realized gain (loss)                                                                   (1,056,429)
Realized gain distributions                                                                   177,838
Net change in unrealized appreciation (depreciation)                                          431,302
                                                                                   ------------------
                                                                                   $        5,776,252
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91        6,345     $    5,776          1.25%          31.7%
12/31/08          0.69        5,503          3,805          1.25%         -40.5%
12/31/07          1.16        3,440          3,994          1.25%          11.9%
12/31/06          1.04            0              0          1.25%           3.8%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          1.00%          32.0%
12/31/08          0.70            0              0          1.00%         -40.3%
12/31/07          1.16            0              0          1.00%          12.2%
12/31/06          1.04            0              0          1.00%           3.8%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          32.3%
12/31/08          0.70            0              0          0.75%         -40.2%
12/31/07          1.17            0              0          0.75%          12.5%
12/31/06          1.04            0              0          0.75%           3.9%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.50%          32.6%
12/31/08          0.70            0              0          0.50%         -40.0%
12/31/07          1.17            0              0          0.50%          12.7%
12/31/06          1.04            0              0          0.50%           3.9%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.25%          33.0%
12/31/08          0.71            0              0          0.25%         -39.9%
12/31/07          1.18            0              0          0.25%          13.0%
12/31/06          1.04            0              0          0.25%           4.0%
10/23/06          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.00%          33.3%
12/31/08          0.71            0              0          0.00%         -39.7%
12/31/07          1.18            0              0          0.00%          13.3%
12/31/06          1.04            0              0          0.00%           4.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.8%
2008              1.5%
2007              3.4%
2006              0.0%

                             AUL American Unit Trust
                                 American Funds
       American Funds Intermediate Bond Fund of America R4 Class-458809845

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          197,016    $          193,702                   14,993
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (14)
                                    ------------------
Net assets                          $          197,002
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          197,002               183,986     $               1.07
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.11
Band 0                                               -                     -                     1.11
                                    ------------------    ------------------
 Total                              $          197,002               183,986
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,917
Mortality & expense charges                                                                    (2,043)
                                                                                 --------------------
Net investment income (loss)                                                                    2,874
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,473)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,675
                                                                                 --------------------
Net gain (loss)                                                                                 5,202
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,076
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,874     $            2,871
Net realized gain (loss)                                                (1,473)                (2,833)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,675                (69,521)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,076                (69,483)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               248,691                235,407
Cost of units redeemed                                                (204,740)              (143,521)
                                                             -----------------     ------------------
Increase (decrease)                                                     43,951                 91,886
                                                             -----------------     ------------------
Net increase (decrease)                                                 52,027                 22,403
Net assets, beginning                                                  144,975                122,572
                                                             -----------------     ------------------
Net assets, ending                                           $         197,002                144,975
                                                             =================     ==================
Units sold                                                             238,973                163,283
Units redeemed                                                        (197,191)              (138,088)
                                                             -----------------     ------------------
Net increase (decrease)                                                 41,782                 25,195
Units outstanding, beginning                                           142,204                117,009
                                                             -----------------     ------------------
Units outstanding, ending                                              183,986                142,204
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          616,698
Cost of units redeemed                                                                       (425,271)
Account charges                                                                                     -
Net investment income (loss)                                                                    6,288
Net realized gain (loss)                                                                       (4,027)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,314
                                                                                   ------------------
                                                                                   $          197,002
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07          184     $      197          1.25%           5.0%
12/31/08          1.02          142            145          1.25%          -2.7%
12/31/07          1.05          117            123          1.25%           3.7%
12/31/06          1.01            0              0          1.25%           1.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.00%           5.3%
12/31/08          1.03            0              0          1.00%          -2.4%
12/31/07          1.05            0              0          1.00%           4.0%
12/31/06          1.01            0              0          1.00%           1.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%           5.6%
12/31/08          1.03            0              0          0.75%          -2.2%
12/31/07          1.05            0              0          0.75%           4.2%
12/31/06          1.01            0              0          0.75%           1.1%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.50%           5.8%
12/31/08          1.04            0              0          0.50%          -1.9%
12/31/07          1.06            0              0          0.50%           4.5%
12/31/06          1.01            0              0          0.50%           1.1%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.25%           6.1%
12/31/08          1.04            0              0          0.25%          -1.7%
12/31/07          1.06            0              0          0.25%           4.8%
12/31/06          1.01            0              0          0.25%           1.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.00%           6.3%
12/31/08          1.05            0              0          0.00%          -1.5%
12/31/07          1.06            0              0          0.00%           5.0%
12/31/06          1.01            0              0          0.00%           1.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.9%
2008              3.3%
2007              1.5%
2006              0.0%

                             AUL American Unit Trust
                                 American Funds
          American Funds The Growth Fund of America R4 Class-399874841

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       24,901,749    $       27,619,589                  918,544
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       24,901,749
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       24,901,749            27,676,882     $               0.90
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.91
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.93
Band 0                                               -                     -                     0.94
                                    ------------------    ------------------
 Total                              $       24,901,749            27,676,882
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            197,898
Mortality & expense charges                                                                  (237,690)
                                                                                 --------------------
Net investment income (loss)                                                                  (39,792)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,173,411)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        6,899,601
                                                                                 --------------------
Net gain (loss)                                                                             5,726,190
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          5,686,398
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (39,792)    $          (77,808)
Net realized gain (loss)                                            (1,173,411)              (868,338)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 6,899,601            (10,573,604)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    5,686,398            (11,519,750)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             7,575,428              5,921,539
Cost of units redeemed                                              (3,577,869)            (5,313,331)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,997,559                608,208
                                                             -----------------     ------------------
Net increase (decrease)                                              9,683,957            (10,911,542)
Net assets, beginning                                               15,217,792             26,129,334
                                                             -----------------     ------------------
Net assets, ending                                           $      24,901,749             15,217,792
                                                             =================     ==================
Units sold                                                          10,414,244              5,298,498
Units redeemed                                                      (5,209,861)            (6,042,993)
                                                             -----------------     ------------------
Net increase (decrease)                                              5,204,383               (744,495)
Units outstanding, beginning                                        22,472,499             23,216,994
                                                             -----------------     ------------------
Units outstanding, ending                                           27,676,882             22,472,499
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       41,002,032
Cost of units redeemed                                                                    (12,896,490)
Account charges                                                                                     -
Net investment income (loss)                                                                  (27,814)
Net realized gain (loss)                                                                   (1,920,770)
Realized gain distributions                                                                 1,462,631
Net change in unrealized appreciation (depreciation)                                       (2,717,840)
                                                                                   ------------------
                                                                                   $       24,901,749
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90       27,677     $   24,902          1.25%          32.9%
12/31/08          0.68       22,472         15,218          1.25%         -39.8%
12/31/07          1.13       23,217         26,129          1.25%           9.5%
12/31/06          1.03          136            140          1.25%           2.8%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          1.00%          33.2%
12/31/08          0.68            0              0          1.00%         -39.7%
12/31/07          1.13            0              0          1.00%           9.8%
12/31/06          1.03            0              0          1.00%           2.8%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.75%           33.5%
12/31/08          0.68            0              0          0.75%          -39.5%
12/31/07          1.13            0              0          0.75%           10.0%
12/31/06          1.03            0              0          0.75%            2.9%
10/23/06          1.00            0     0        0          0.75%            0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.50%          33.9%
12/31/08          0.69            0              0          0.50%         -39.4%
12/31/07          1.14            0              0          0.50%          10.3%
12/31/06          1.03            0              0          0.50%           2.9%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.25%          34.2%
12/31/08          0.69            0              0          0.25%         -39.2%
12/31/07          1.14            0              0          0.25%          10.6%
12/31/06          1.03            0              0          0.25%           3.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.00%          34.5%
12/31/08          0.70            0              0          0.00%         -39.1%
12/31/07          1.14            0              0          0.00%          10.9%
12/31/06          1.03            0              0          0.00%           3.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%
2008              0.9%
2007              1.9%
2006              1.4%

                             AUL American Unit Trust
                                 American Funds
                American Funds Small-Cap World R3 Class-831681853

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          328,153    $          291,367                   10,616
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          328,153
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          328,153               449,350     $               0.73
Band 100                                             -                     -                     0.73
Band 75                                              -                     -                     0.74
Band 50                                              -                     -                     0.74
Band 25                                              -                     -                     0.75
Band 0                                               -                     -                     0.75
                                    ------------------    ------------------
 Total                              $          328,153               449,350
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,420
Mortality & expense charges                                                                    (1,936)
                                                                                 --------------------
Net investment income (loss)                                                                     (516)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (12,076)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           77,543
                                                                                 --------------------
Net gain (loss)                                                                                65,467
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             64,951
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (516)   $              (586)
Net realized gain (loss)                                               (12,076)                (2,649)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    77,543                (40,757)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       64,951                (43,992)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               236,731                105,338
Cost of units redeemed                                                 (32,215)                (2,660)
                                                             -----------------     ------------------
Increase (decrease)                                                    204,516                102,678
                                                             -----------------     ------------------
Net increase (decrease)                                                269,467                 58,686
Net assets, beginning                                                   58,686                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         328,153                 58,686
                                                             =================     ==================
Units sold                                                             437,573                126,525
Units redeemed                                                        (109,726)                (5,022)
                                                             -----------------     ------------------
Net increase (decrease)                                                327,847                121,503
Units outstanding, beginning                                           121,503                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              449,350                121,503
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          342,069
Cost of units redeemed                                                                        (34,875)
Account charges                                                                                     -
Net investment income (loss)                                                                   (1,102)
Net realized gain (loss)                                                                      (14,725)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           36,786
                                                                                   ------------------
                                                                                   $          328,153
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73          449     $      328          1.25%          51.2%
12/31/08          0.48          122             59          1.25%         -50.2%
12/31/07          0.97            0              0          1.25%          -3.0%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          1.00%          51.6%
12/31/08          0.48            0              0          1.00%         -50.1%
12/31/07          0.97            0              0          1.00%          -3.0%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.75%          52.0%
12/31/08          0.49            0              0          0.75%         -50.0%
12/31/07          0.97            0              0          0.75%          -2.9%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.50%          52.3%
12/31/08          0.49            0              0          0.50%         -49.8%
12/31/07          0.97            0              0          0.50%          -2.9%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.25%          52.7%
12/31/08          0.49            0              0          0.25%         -49.7%
12/31/07          0.97            0              0          0.25%          -2.9%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.00%          53.1%
12/31/08          0.49            0              0          0.00%         -49.6%
12/31/07          0.97            0              0          0.00%          -2.8%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                 American Funds
                American Funds Small-Cap World R4 Class-831681846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           27,003    $           25,016                      861
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           27,003
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           27,003                36,687     $               0.74
Band 100                                             -                     -                     0.74
Band 75                                              -                     -                     0.74
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.75
Band 0                                               -                     -                     0.76
                                    ------------------    ------------------
 Total                              $           27,003                36,687
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                213
Mortality & expense charges                                                                       (83)
                                                                                 --------------------
Net investment income (loss)                                                                      130
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           14
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,987
                                                                                 --------------------
Net gain (loss)                                                                                 2,001
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,131
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             130     $                -
Net realized gain (loss)                                                    14                    (16)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,987                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        2,131                    (16)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                24,872                     81
Cost of units redeemed                                                       -                    (65)
                                                             -----------------     ------------------
Increase (decrease)                                                     24,872                     16
                                                             -----------------     ------------------
Net increase (decrease)                                                 27,003                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          27,003                      -
                                                             =================     ==================
Units sold                                                              36,687                    118
Units redeemed                                                               -                   (118)
                                                             -----------------     ------------------
Net increase (decrease)                                                 36,687                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               36,687                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           24,953
Cost of units redeemed                                                                            (65)
Account charges                                                                                     -
Net investment income (loss)                                                                      130
Net realized gain (loss)                                                                           (2)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,987
                                                                                   ------------------
                                                                                   $           27,003
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74           37     $       27          1.25%          51.7%
12/31/08          0.49            0              0          1.25%         -50.0%
12/31/07          0.97            0              0          1.25%          -3.0%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          1.00%          52.1%
12/31/08          0.49            0              0          1.00%         -49.9%
12/31/07          0.97            0              0          1.00%          -2.9%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.75%          52.5%
12/31/08          0.49            0              0          0.75%         -49.8%
12/31/07          0.97            0              0          0.75%          -2.9%
11/12/07          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          52.8%
12/31/08          0.49            0              0          0.50%         -49.6%
12/31/07          0.97            0              0          0.50%          -2.9%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.25%          53.2%
12/31/08          0.49            0              0          0.25%         -49.5%
12/31/07          0.97            0              0          0.25%          -2.8%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.00%          53.6%
12/31/08          0.49            0              0          0.00%         -49.4%
12/31/07          0.97            0              0          0.00%          -2.8%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                 American Funds
         American Funds American Balanced R3 Class-024071854 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                             ------------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                 $                      -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                             ------------------------
Increase (decrease) in net assets from operations                                                   -
                                                                             ------------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                             ------------------------
Increase (decrease)                                                                                 -
                                                                             ------------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                             ------------------------
Net assets, ending                                                           $                      -
                                                                             ========================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                             ------------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                             ------------------------
Units outstanding, ending                                                                           -
                                                                             ========================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           2.0%
12/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           2.0%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           2.1%
12/01/09          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           2.1%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           2.2%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $          1.02        0     $        0          0.00%           2.2%
12/01/09              1.00        0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009                  0.0%

                             AUL American Unit Trust
                                 American Funds
         American Funds American Balanced R4 Class-024071847 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.02
Band 100                                       -               -            1.02
Band 75                                        -               -            1.02
Band 50                                        -               -            1.02
Band 25                                        -               -            1.02
Band 0                                         -               -            1.02
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            12/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                           ---------------------
Increase (decrease) in net assets from operations                              -
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                            -
                                                           ---------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $                   -
                                                           =====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                      -
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.25%            1.9%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.00%            2.0%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.75%            2.0%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.50%            2.1%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.25%            2.1%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.00%            2.2%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%

                             AUL American Unit Trust
                                 American Funds
 American Funds Washington Mutual Investors Fund R3 Class-939330858 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.01
Band 100                                       -               -            1.01
Band 75                                        -               -            1.01
Band 50                                        -               -            1.01
Band 25                                        -               -            1.01
Band 0                                         -               -            1.01
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            12/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                           ---------------------
Increase (decrease) in net assets from operations                              -
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                            -
                                                           ---------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $                   -
                                                           =====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                      -
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.25%            0.5%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.00%            0.5%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.75%            0.5%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.50%            0.5%
12/01/09         1.00             0            0           0.50%            0.0%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.25%            0.5%
12/01/09         1.00             0            0           0.25%            0.0%


                                          BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.00%            0.6%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%

                             AUL American Unit Trust
                                 American Funds
 American Funds Washington Mutual Investors Fund R4 Class-939330841 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.01
Band 100                                       -               -            1.01
Band 75                                        -               -            1.01
Band 50                                        -               -            1.01
Band 25                                        -               -            1.01
Band 0                                         -               -            1.01
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            12/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                           ---------------------
Increase (decrease) in net assets from operations                              -
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                            -
                                                           ---------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $                   -
                                                           =====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                      -
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.25%            0.9%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.00%            0.9%
12/01/09         1.00             0            0           1.00%            0.0%

>
                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.75%            0.9%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.50%            0.9%
12/01/09         1.00             0            0           0.50%            0.0%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.25%            0.9%
12/01/09         1.00             0            0           0.25%            0.0%


                                          BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.00%            0.9%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%

                             AUL American Unit Trust
                                      Ariel
                              Ariel Fund-040337107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      655,834  $      657,103          17,008
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      655,834
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      655,834         583,343  $         1.12
Band 100                                       -               -            1.14
Band 75                                        -               -            1.16
Band 50                                        -               -            1.18
Band 25                                        -               -            1.20
Band 0                                         -               -            1.24
                                  --------------  --------------
  Total                           $      655,834         583,343
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          107
Mortality & expense charges                                               (6,145)
                                                                  --------------
Net investment income (loss)                                              (6,038)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (232,676)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     476,469
                                                                  --------------
Net gain (loss)                                                          243,793
                                                                  --------------
Increase (decrease) in net assets from operations                 $      237,755
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (6,038)      $      (2,828)
Net realized gain (loss)                                         (232,676)           (171,659)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              476,469            (331,083)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 237,755            (505,570)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          (24,299)             82,823
Cost of units redeemed                                            (45,067)           (320,354)
                                                            -------------       -------------
Increase (decrease)                                               (69,366)           (237,531)
                                                            -------------       -------------
Net increase (decrease)                                           168,389            (743,101)
Net assets, beginning                                             487,445           1,230,546
                                                            -------------       -------------
Net assets, ending                                          $     655,834             487,445
                                                            =============       =============
Units sold                                                        160,342             235,237
Units redeemed                                                   (276,720)           (438,243)
                                                            -------------       -------------
Net increase (decrease)                                          (116,378)           (203,006)
Units outstanding, beginning                                      699,721             902,727
                                                            -------------       -------------
Units outstanding, ending                                         583,343             699,721
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,961,607
Cost of units redeemed                                                (3,421,951)
Account charges                                                                -
Net investment income (loss)                                             (74,292)
Net realized gain (loss)                                                (186,388)
Realized gain distributions                                              378,127
Net change in unrealized appreciation (depreciation)                      (1,269)
                                                                 ---------------
                                                                 $       655,834
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.12           583   $      656           1.25%           61.4%
12/31/08         0.70           700          487           1.25%          -48.9%
12/31/07         1.36           903        1,231           1.25%           -2.9%
12/31/06         1.40         1,075        1,509           1.25%            8.9%
12/31/05         1.29         1,296        1,672           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.14             0   $        0           1.00%           61.8%
12/31/08         0.71             0            0           1.00%          -48.8%
12/31/07         1.38             0            0           1.00%           -2.7%
12/31/06         1.42             0            0           1.00%            9.3%
12/31/05         1.30             0   0        0           1.00%           -0.1%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.16             0   $        0           0.75%           62.2%
12/31/08         0.72             0            0           0.75%          -48.6%
12/31/07         1.39             0            0           0.75%           -2.4%
12/31/06         1.43             0            0           0.75%            9.5%
12/31/05         1.30             0   0        0           0.75%            0.2%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.18             0   $        0           0.50%           62.6%
12/31/08         0.72             0            0           0.50%          -48.5%
12/31/07         1.41             0            0           0.50%           -2.2%
12/31/06         1.44             0            0           0.50%            9.8%
12/31/05         1.31             0            0           0.50%            0.4%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.20             0   $        0           0.25%           63.0%
12/31/08         0.73             0            0           0.25%          -48.4%
12/31/07         1.42             0            0           0.25%           -2.0%
12/31/06         1.45             0            0           0.25%           10.1%
12/31/05         1.32             0            0           0.25%            0.7%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.24             0   $        0           0.00%           63.4%
12/31/08         0.76             0            0           0.00%          -48.2%
12/31/07         1.46             0            0           0.00%           -1.7%
12/31/06         1.49             0            0           0.00%           10.3%
12/31/05         1.35             0            0           0.00%            0.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.9%
2007             0.3%
2006             0.0%
2005             0.3%

                             AUL American Unit Trust
                                      Ariel
                        Ariel Appreciation Fund-040337206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      547,227  $      543,203          15,436
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      547,227
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      547,227         449,491  $         1.22
Band 100                                       -               -            1.24
Band 75                                        -               -            1.26
Band 50                                        -               -            1.28
Band 25                                        -               -            1.30
Band 0                                         -               -            1.34
                                  --------------  --------------
  Total                           $      547,227         449,491
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          650
Mortality & expense charges                                               (5,462)
                                                                  --------------
Net investment income (loss)                                              (4,812)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (110,213)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     333,121
                                                                  --------------
Net gain (loss)                                                          222,908
                                                                  --------------
Increase (decrease) in net assets from operations                 $      218,096
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (4,812)      $      (7,799)
Net realized gain (loss)                                         (110,213)           (264,610)
Realized gain distributions                                             -              46,847
Net change in unrealized appreciation (depreciation)              333,121            (136,679)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 218,096            (362,241)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           65,131            (328,817)
Cost of units redeemed                                           (121,531)           (220,531)
                                                            -------------       -------------
Increase (decrease)                                               (56,400)           (549,348)
                                                            -------------       -------------
Net increase (decrease)                                           161,696            (911,589)
Net assets, beginning                                             385,531           1,297,120
                                                            -------------       -------------
Net assets, ending                                          $     547,227             385,531
                                                            =============       =============
Units sold                                                         75,455             160,756
Units redeemed                                                   (135,591)           (654,593)
                                                            -------------       -------------
Net increase (decrease)                                           (60,136)           (493,837)
Units outstanding, beginning                                      509,627           1,003,464
                                                            -------------       -------------
Units outstanding, ending                                         449,491             509,627
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,702,354
Cost of units redeemed                                                (3,363,790)
Account charges                                                                -
Net investment income (loss)                                             (73,842)
Net realized gain (loss)                                                 (97,117)
Realized gain distributions                                              375,598
Net change in unrealized appreciation (depreciation)                       4,024
                                                                 ---------------
                                                                 $       547,227
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22           449  $       547           1.25%           60.9%
12/31/08         0.76           510          386           1.25%          -41.5%
12/31/07         1.29         1,003        1,297           1.25%           -2.6%
12/31/06         1.33         1,108        1,471           1.25%            9.7%
12/31/05         1.21         1,340        1,622           1.25%            1.7%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.24             0   $        0           1.00%           61.3%
12/31/08         0.77             0            0           1.00%          -41.3%
12/31/07         1.31             0            0           1.00%           -2.4%
12/31/06         1.34             0            0           1.00%            9.8%
12/31/05         1.22             0   0        0           1.00%            1.8%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.26             0   $        0           0.75%           61.7%
12/31/08         0.78             0            0           0.75%          -41.2%
12/31/07         1.32             0            0           0.75%           -2.1%
12/31/06         1.35             0            0           0.75%           10.1%
12/31/05         1.23             0   0        0           0.75%            2.4%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.28             0   $        0           0.50%           62.1%
12/31/08         0.79             0            0           0.50%          -41.0%
12/31/07         1.33             0            0           0.50%           -1.9%
12/31/06         1.36             0            0           0.50%           10.4%
12/31/05         1.23             0            0           0.50%            2.3%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30             0   $        0           0.25%           62.5%
12/31/08         0.80             0            0           0.25%          -40.9%
12/31/07         1.35             0            0           0.25%           -1.6%
12/31/06         1.37             0            0           0.25%           10.7%
12/31/05         1.24             0            0           0.25%            2.6%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34             0   $        0           0.00%           63.0%
12/31/08         0.82             0            0           0.00%          -40.7%
12/31/07         1.39             0            0           0.00%           -1.4%
12/31/06         1.41             0            0           0.00%           10.9%
12/31/05         1.27             0            0           0.00%            2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.1%
2008             0.4%
2007             0.5%
2006             0.0%
2005             0.3%

                             AUL American Unit Trust
                                    BlackRock
                BlackRock Global Allocation Inst Class-09251T509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        8,445  $        8,553             470
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $        8,445
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        8,445           6,944  $         1.22
Band 100                                       -               -            1.22
Band 75                                        -               -            1.22
Band 50                                        -               -            1.22
Band 25                                        -               -            1.22
Band 0                                         -               -            1.23
                                  --------------  --------------
  Total                           $        8,445           6,944
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           99
Mortality & expense charges                                                   (5)
                                                                  --------------
Net investment income (loss)                                                  94
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                        (108)
                                                                  --------------
Net gain (loss)                                                             (108)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (14)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  94
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                        (108)
                                                           ---------------------
Increase (decrease) in net assets from operations                            (14)
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                   8,459
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                        8,459
                                                           ---------------------
Net increase (decrease)                                                    8,445
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $               8,445
                                                           =====================
Units sold                                                                 6,944
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                    6,944
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                  6,944
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         8,459
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                  94
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                        (108)
                                                                 ---------------
                                                                 $         8,445
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             7   $        8           1.25%           21.6%
05/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           1.00%           21.8%
05/01/09         1.00             0            0           1.00%            0.0%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           0.75%           22.0%
05/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           0.50%           22.2%
05/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           0.25%           22.4%
05/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.23             0   0        0           0.00%           22.6%
05/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.3%

                             AUL American Unit Trust
                                    BlackRock
                  BlackRock Global Allocation R Class-09251T400

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      294,697  $      292,626          16,985
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      294,697
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      294,697         243,203  $         1.21
Band 100                                       -               -            1.21
Band 75                                        -               -            1.22
Band 50                                        -               -            1.22
Band 25                                        -               -            1.22
Band 0                                         -               -            1.22
                                  --------------  --------------
  Total                           $      294,697         243,203
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          174
Mortality & expense charges                                                 (132)
                                                                  --------------
Net investment income (loss)                                                  42
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       5
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,071
                                                                  --------------
Net gain (loss)                                                            2,076
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,118
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  42
Net realized gain (loss)                                                       5
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,071
                                                           ---------------------
Increase (decrease) in net assets from operations                          2,118
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                 292,643
Cost of units redeemed                                                       (64)
                                                           ---------------------
Increase (decrease)                                                      292,579
                                                           ---------------------
Net increase (decrease)                                                  294,697
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $             294,697
                                                           =====================
Units sold                                                               243,816
Units redeemed                                                              (613)
                                                           ---------------------
Net increase (decrease)                                                  243,203
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                243,203
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       292,643
Cost of units redeemed                                                       (64)
Account charges                                                                -
Net investment income (loss)                                                  42
Net realized gain (loss)                                                       5
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       2,071
                                                                 ---------------
                                                                 $       294,697
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.21           243   $      295           1.25%           21.2%
05/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.21             0   $        0           1.00%           21.4%
05/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           0.75%           21.6%
05/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           0.50%           21.8%
05/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   0        0           0.25%           22.0%
05/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   0        0           0.00%           22.2%
05/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.1%

                             AUL American Unit Trust
                                    BlackRock
         BlackRock Small-Cap Growth Equity Institutional Class-091928101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      155,248  $      149,182           7,957
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      155,248
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      155,248         120,601  $         1.29
Band 100                                       -               -            1.29
Band 75                                        -               -            1.29
Band 50                                        -               -            1.29
Band 25                                        -               -            1.30
Band 0                                         -               -            1.30
                                  --------------  --------------
  Total                           $      155,248         120,601
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                 (117)
                                                                  --------------
Net investment income (loss)                                                (117)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       2
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       6,066
                                                                  --------------
Net gain (loss)                                                            6,068
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,951
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            05/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                (117)
Net realized gain (loss)                                                       2
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       6,066
                                                           ---------------------
Increase (decrease) in net assets from operations                          5,951
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                 149,639
Cost of units redeemed                                                      (342)
                                                           ---------------------
Increase (decrease)                                                      149,297
                                                           ---------------------
Net increase (decrease)                                                  155,248
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $             155,248
                                                           =====================
Units sold                                                               120,943
Units redeemed                                                              (342)
                                                           ---------------------
Net increase (decrease)                                                  120,601
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                120,601
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       149,639
Cost of units redeemed                                                      (342)
Account charges                                                                -
Net investment income (loss)                                                (117)
Net realized gain (loss)                                                       2
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       6,066
                                                                 ---------------
                                                                 $       155,248
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29           121   $      155           1.25%           28.7%
05/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           1.00%           28.9%
05/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           0.75%           29.2%
05/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           0.50%           29.4%
05/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30             0   $        0           0.25%           29.6%
05/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30             0   $        0           0.00%           29.8%
05/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                     Calvert
                        Calvert Income A Class-131582207

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   10,519,982  $   10,930,768         680,905
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   10,519,982
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   10,519,982       8,111,187  $         1.30
Band 100                                       -               -            1.32
Band 75                                        -               -            1.34
Band 50                                        -               -            1.36
Band 25                                        -               -            1.38
Band 0                                         -               -            1.43
                                  --------------  --------------
  Total                           $   10,519,982       8,111,187
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      393,460
Mortality & expense charges                                             (124,931)
                                                                  --------------
Net investment income (loss)                                             268,529
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (317,239)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,448,120
                                                                  --------------
Net gain (loss)                                                        1,130,881
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,399,410
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     268,529       $     374,839
Net realized gain (loss)                                         (317,239)           (180,178)
Realized gain distributions                                             -              28,292
Net change in unrealized appreciation (depreciation)            1,448,120          (1,655,659)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               1,399,410          (1,432,706)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        1,306,170           2,582,244
Cost of units redeemed                                         (1,682,666)         (2,111,151)
                                                            -------------       -------------
Increase (decrease)                                              (376,496)            471,093
                                                            -------------       -------------
Net increase (decrease)                                         1,022,914            (961,613)
Net assets, beginning                                           9,497,068          10,458,681
                                                            -------------       -------------
Net assets, ending                                          $  10,519,982           9,497,068
                                                            =============       =============
Units sold                                                      1,689,512           2,080,982
Units redeemed                                                 (1,997,129)         (1,719,124)
                                                            -------------       -------------
Net increase (decrease)                                          (307,617)            361,858
Units outstanding, beginning                                    8,418,804           8,056,946
                                                            -------------       -------------
Units outstanding, ending                                       8,111,187           8,418,804
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    21,109,733
Cost of units redeemed                                               (11,444,414)
Account charges                                                                -
Net investment income (loss)                                           1,425,786
Net realized gain (loss)                                                (546,616)
Realized gain distributions                                              386,279
Net change in unrealized appreciation (depreciation)                    (410,786)
                                                                 ---------------
                                                                 $    10,519,982
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30         8,111   $   10,520           1.25%           15.0%
12/31/08         1.13         8,419        9,497           1.25%          -13.1%
12/31/07         1.30         8,057       10,459           1.25%            3.8%
12/31/06         1.25         6,050        7,568           1.25%            3.4%
12/31/05         1.21         4,659        5,637           1.25%            2.5%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32             0   $        0           1.00%           15.3%
12/31/08         1.14             0            0           1.00%          -12.9%
12/31/07         1.31             0            0           1.00%            4.0%
12/31/06         1.26             0            0           1.00%            3.8%
12/31/05         1.22             0            0           1.00%            2.6%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34             0   $        0           0.75%           15.5%
12/31/08         1.16             0            0           0.75%          -12.7%
12/31/07         1.33             0            0           0.75%            4.3%
12/31/06         1.27             0            0           0.75%            4.0%
12/31/05         1.22             0            0           0.75%            2.9%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.36             0   $        0           0.50%           15.8%
12/31/08         1.17             0            0           0.50%          -12.4%
12/31/07         1.34             0            0           0.50%            4.5%
12/31/06         1.28             0            0           0.50%            4.3%
12/31/05         1.23             0            0           0.50%            3.1%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.38             0   $        0           0.25%           16.1%
12/31/08         1.19             0            0           0.25%          -12.2%
12/31/07         1.35             0            0           0.25%            4.8%
12/31/06         1.29             0            0           0.25%            4.6%
12/31/05         1.24             0            0           0.25%            3.4%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.43             0   $        0           0.00%           16.4%
12/31/08         1.22             0            0           0.00%          -12.0%
12/31/07         1.39             0            0           0.00%            5.1%
12/31/06         1.32             0            0           0.00%            4.8%
12/31/05         1.26             0            0           0.00%            3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             3.9%
2008             5.1%
2007             4.7%
2006             4.8%
2005             3.6%

                             AUL American Unit Trust
                                     Calvert
                 Calvert New Vision Small-Cap A Class-131582850

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                         Investments               Cost of              Mutual Fund
                                            at Value           Investments                   Shares
                                  ------------------    ------------------     --------------------
Investments                       $          153,861    $          186,750                   12,096
Receivables: investments sold                      -    ==================     ====================
Payables: investments purchased                    -
                                  ------------------
Net assets                        $          153,861
                                  ==================


                                                                     Units             Accumulation
                                          Net Assets           Outstanding               Unit Value
                                  ------------------    ------------------     --------------------
Band 125                          $          153,861               213,747     $               0.72
Band 100                                           -                     -                     0.73
Band 75                                            -                     -                     0.74
Band 50                                            -                     -                     0.75
Band 25                                            -                     -                     0.77
Band 0                                             -                     -                     0.79
                                  ------------------    ------------------
  Total                           $          153,861               213,747
                                  ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,647)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,647)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,268)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           31,150
                                                                                 --------------------
Net gain (loss)                                                                                22,882
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             21,235
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,647)    $           (1,835)
Net realized gain (loss)                                                (8,268)                (2,912)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    31,150                (55,734)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       21,235                (60,481)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                26,609                 21,314
Cost of units redeemed                                                 (13,508)                (8,268)
                                                             -----------------     ------------------
Increase (decrease)                                                     13,101                 13,046
                                                             -----------------     ------------------
Net increase (decrease)                                                 34,336                (47,435)
Net assets, beginning                                                  119,525                166,960
                                                             -----------------     ------------------
Net assets, ending                                           $         153,861                119,525
                                                             =================     ==================
Units sold                                                              43,534                 27,429
Units redeemed                                                         (21,855)               (10,489)
                                                             -----------------     ------------------
Net increase (decrease)                                                 21,679                 16,940
Units outstanding, beginning                                           192,068                175,128
                                                             -----------------     ------------------
Units outstanding, ending                                              213,747                192,068
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          333,070
Cost of units redeemed                                                                       (138,459)
Account charges                                                                                     -
Net investment income (loss)                                                                   (9,880)
Net realized gain (loss)                                                                      (13,370)
Realized gain distributions                                                                    15,389
Net change in unrealized appreciation (depreciation)                                          (32,889)
                                                                                   ------------------
                                                                                   $          153,861
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72         214      $      154          1.25%          15.7%
12/31/08          0.62         192             120          1.25%         -34.7%
12/31/07          0.95         175             167          1.25%          -1.7%
12/31/06          0.97         163             158          1.25%          -1.1%
12/31/05          0.98         124             122          1.25%         -10.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          1.00%          16.0%
12/31/08          0.63            0              0          1.00%         -34.6%
12/31/07          0.96            0              0          1.00%          -1.4%
12/31/06          0.98            0              0          1.00%          -1.0%
12/31/05          0.99            0              0          1.00%          -9.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.75%          16.3%
12/31/08          0.64            0              0          0.75%         -34.4%
12/31/07          0.97            0              0          0.75%          -1.2%
12/31/06          0.99            0              0          0.75%          -0.7%
12/31/05          0.99            0              0          0.75%          -9.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          16.5%
12/31/08          0.65            0              0          0.50%         -34.2%
12/31/07          0.98            0              0          0.50%          -0.9%
12/31/06          0.99            0              0          0.50%          -0.5%
12/31/05          1.00            0              0          0.50%          -9.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.25%          16.8%
12/31/08          0.66            0              0          0.25%         -34.1%
12/31/07          0.99            0              0          0.25%          -0.7%
12/31/06          1.00            0              0          0.25%          -0.2%
12/31/05          1.00            0              0          0.25%          -9.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.00%          17.1%
12/31/08          0.68            0              0          0.00%         -33.9%
12/31/07          1.02            0              0          0.00%          -0.4%
12/31/06          1.03            0              0          0.00%           0.0%
12/31/05          1.03            0              0          0.00%          -8.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%
2005         0.0%

                             AUL American Unit Trust
                                     Calvert
               Calvert Social Investment Equity A Class-131618308

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          563,469    $          609,187                   18,456
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          563,469
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          563,469               504,212     $               1.12
Band 100                                             -                     -                     1.14
Band 75                                              -                     -                     1.15
Band 50                                              -                     -                     1.17
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
  Total                             $          563,469               504,212
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                650
Mortality & expense charges                                                                    (5,530)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,880)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (18,018)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          149,347
                                                                                 --------------------
Net gain (loss)                                                                               131,329
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            126,449
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (4,880)    $           (5,954)
Net realized gain (loss)                                               (18,018)                 1,554
Realized gain distributions                                                  -                 28,577
Net change in unrealized appreciation (depreciation)                   149,347               (228,797)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      126,449               (204,620)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               118,552                127,030
Cost of units redeemed                                                 (54,532)               (70,766)
                                                             -----------------     ------------------
Increase (decrease)                                                     64,020                 56,264
                                                             -----------------     ------------------
Net increase (decrease)                                                190,469               (148,356)
Net assets, beginning                                                  373,000                521,356
                                                             -----------------     ------------------
Net assets, ending                                           $         563,469                373,000
                                                             =================     ==================
Units sold                                                             126,133                111,742
Units redeemed                                                         (61,698)               (63,325)
                                                             -----------------     ------------------
Net increase (decrease)                                                 64,435                 48,417
Units outstanding, beginning                                           439,777                391,360
                                                             -----------------     ------------------
Units outstanding, ending                                              504,212                439,777
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,704,454
Cost of units redeemed                                                                     (1,232,424)
Account charges                                                                                     -
Net investment income (loss)                                                                  (37,289)
Net realized gain (loss)                                                                       85,294
Realized gain distributions                                                                    89,152
Net change in unrealized appreciation (depreciation)                                          (45,718)
                                                                                   ------------------
                                                                                   $          563,469
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12          504     $      563          1.25%          31.8%
12/31/08          0.85          440            373          1.25%         -36.3%
12/31/07          1.33          391            521          1.25%           8.6%
12/31/06          1.23          403            495          1.25%           8.6%
12/31/05          1.13          359            406          1.25%           2.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          1.00%          32.1%
12/31/08          0.86            0              0          1.00%         -36.2%
12/31/07          1.35            0              0          1.00%           8.8%
12/31/06          1.24            0              0          1.00%           9.1%
12/31/05          1.13            0              0          1.00%           2.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.75%          32.4%
12/31/08          0.87            0              0          0.75%         -36.0%
12/31/07          1.36            0              0          0.75%           9.1%
12/31/06          1.25            0              0          0.75%           9.3%
12/31/05          1.14            0              0          0.75%           3.2%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.50%          32.7%
12/31/08          0.88            0              0          0.50%         -35.9%
12/31/07          1.38            0              0          0.50%           9.4%
12/31/06          1.26            0              0          0.50%           9.6%
12/31/05          1.15            0              0          0.50%           3.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.25%          33.1%
12/31/08          0.89            0              0          0.25%         -35.7%
12/31/07          1.39            0              0          0.25%           9.7%
12/31/06          1.27            0              0          0.25%           9.9%
12/31/05          1.15            0              0          0.25%           3.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.00%          33.4%
12/31/08          0.92            0              0          0.00%         -35.5%
12/31/07          1.43            0              0          0.00%           9.9%
12/31/06          1.30            0              0          0.00%          10.2%
12/31/05          1.18            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                     Calvert
                 Calvert Social Mid-Cap Growth A Class-131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,709,195    $        4,998,581                  187,841
Receivables: investments sold                       19    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,709,214
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,709,214             2,423,476     $               1.94
Band 100                                             -                     -                     1.97
Band 75                                              -                     -                     2.00
Band 50                                              -                     -                     2.04
Band 25                                              -                     -                     2.07
Band 0                                               -                     -                     2.34
                                    ------------------    ------------------
  Total                             $        4,709,214             2,423,476
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (49,800)
                                                                                 --------------------
Net investment income (loss)                                                                  (49,800)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (150,170)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,295,897
                                                                                 --------------------
Net gain (loss)                                                                             1,145,727
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,095,927
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (49,800)    $          (71,006)
Net realized gain (loss)                                              (150,170)               115,184
Realized gain distributions                                                  -                 37,906
Net change in unrealized appreciation (depreciation)                 1,295,897             (2,534,620)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,095,927             (2,452,536)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               423,957                810,518
Cost of units redeemed                                                (669,036)            (1,302,792)
                                                             -----------------     ------------------
Increase (decrease)                                                   (245,079)              (492,274)
                                                             -----------------     ------------------
Net increase (decrease)                                                850,848             (2,944,810)
Net assets, beginning                                                3,858,366              6,803,176
                                                             -----------------     ------------------
Net assets, ending                                           $       4,709,214              3,858,366
                                                             -----------------     ------------------
Units sold                                                             302,630                491,644
Units redeemed                                                        (467,918)              (734,058)
                                                             -----------------     ------------------
Net increase (decrease)                                               (165,288)              (242,414)
Units outstanding, beginning                                         2,588,764              2,831,178
                                                             -----------------     ------------------
Units outstanding, ending                                            2,423,476              2,588,764
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      154,613,811
Cost of units redeemed                                                                   (150,045,016)
Account charges                                                                                     -
Net investment income (loss)                                                                1,467,741
Net realized gain (loss)                                                                   (1,213,183)
Realized gain distributions                                                                   175,247
Net change in unrealized appreciation (depreciation)                                         (289,386)
                                                                                   ------------------
                                                                                   $        4,709,214
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.94        2,423     $    4,709          1.25%          30.4%
12/31/08          1.49        2,589          3,858          1.25%         -38.0%
12/31/07          2.40        2,831          6,803          1.25%           8.8%
12/31/06          2.21        3,699          8,170          1.25%           5.7%
12/31/05          2.09        5,914         12,360          1.25%          -0.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.97            0     $        0          1.00%          30.7%
12/31/08          1.51            0              0          1.00%         -37.8%
12/31/07          2.43            0              0          1.00%           9.1%
12/31/06          2.23            0              0          1.00%           5.8%
12/31/05          2.10            0              0          1.00%          -0.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.00            0     $        0          0.75%          31.0%
12/31/08          1.53            0              0          0.75%         -37.7%
12/31/07          2.45            0              0          0.75%           9.3%
12/31/06          2.25            0              0          0.75%           6.1%
12/31/05          2.12            0              0          0.75%          -0.4%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.04            0     $        0          0.50%          31.4%
12/31/08          1.55            0              0          0.50%         -37.5%
12/31/07          2.48            0              0          0.50%           9.6%
12/31/06          2.26            0              0          0.50%           6.3%
12/31/05          2.13            0              0          0.50%          -0.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.07            0     $        0          0.25%          31.7%
12/31/08          1.57            0              0          0.25%         -37.3%
12/31/07          2.51            0              0          0.25%          9.9%
12/31/06          2.28            0              0          0.25%          6.6%
12/31/05          2.14            0              0          0.25%          0.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.34            0     $        0          0.00%          32.0%
12/31/08          1.77            0              0          0.00%         -37.2%
12/31/07          2.82            0              0          0.00%          10.2%
12/31/06          2.56            0              0          0.00%           6.9%
12/31/05          2.39            0              0          0.00%           0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                    Columbia
                  Columbia Mid-Cap Index Fund A Class-19765J509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          102,173    $           92,335                   11,010
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          102,173
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          102,173               121,423     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.86
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
  Total                             $          102,173               121,423
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                797
Mortality & expense charges                                                                      (355)
                                                                                 --------------------
Net investment income (loss)                                                                      442
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           66
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,838
                                                                                 --------------------
Net gain (loss)                                                                                 9,904
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             10,346
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             442     $                -
Net realized gain (loss)                                                    66                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     9,838                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       10,346                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                91,958                      -
Cost of units redeemed                                                    (131)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                     91,827                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                102,173                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         102,173                      -
                                                             =================     ==================
Units sold                                                             121,576                      -
Units redeemed                                                            (153)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                121,423                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              121,423                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           91,958
Cost of units redeemed                                                                           (131)
Account charges                                                                                     -
Net investment income (loss)                                                                      442
Net realized gain (loss)                                                                           66
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,838
                                                                                   ------------------
                                                                                   $          102,173
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84          121     $      102          1.25%          35.1%
12/31/08          0.62            0              0          1.25%         -37.1%
12/31/07          0.99            0              0          1.25%          -1.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          35.4%
12/31/08          0.62            0              0          1.00%         -36.9%
12/31/07          0.99            0              0          1.00%          -1.0%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          35.8%
12/31/08          0.63            0              0          0.75%         -36.7%
12/31/07          0.99            0              0          0.75%          -1.0%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          36.1%
12/31/08          0.63            0              0          0.50%         -36.6%
12/31/07          0.99            0              0          0.50%          -1.0%
11/12/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.25%          36.4%
12/31/08          0.63            0              0          0.25%         -36.4%
12/31/07          0.99            0              0          0.25%          -0.9%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          36.8%
12/31/08          0.63            0              0          0.00%         -36.3%
12/31/07          0.99            0              0          0.00%          -0.9%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                    Columbia
                 Columbia Small-Cap Index Fund A Class-19765J822

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           52,109    $           45,106                    3,754
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           52,109
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           52,109                63,922     $               0.82
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.82
Band 50                                              -                     -                     0.83
Band 25                                              -                     -                     0.83
Band 0                                               -                     -                     0.84
                                    ------------------    ------------------
  Total                             $           52,109                63,922
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                313
Mortality & expense charges                                                                      (295)
                                                                                 --------------------
Net investment income (loss)                                                                       18
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (374)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,543
                                                                                 --------------------
Net gain (loss)                                                                                 7,169
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              7,187
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              18     $               24
Net realized gain (loss)                                                  (374)                   (43)
Realized gain distributions                                                  -                    240
Net change in unrealized appreciation (depreciation)                     7,543                   (540)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        7,187                   (319)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                42,598                  3,795
Cost of units redeemed                                                  (1,009)                  (143)
                                                             -----------------     ------------------
Increase (decrease)                                                     41,589                  3,652
                                                             -----------------     ------------------
Net increase (decrease)                                                 48,776                  3,333
Net assets, beginning                                                    3,333                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          52,109                  3,333
                                                             =================     ==================
Units sold                                                              60,229                  5,260
Units redeemed                                                          (1,362)                  (205)
                                                             -----------------     ------------------
Net increase (decrease)                                                 58,867                  5,055
Units outstanding, beginning                                             5,055                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               63,922                  5,055
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           46,393
Cost of units redeemed                                                                         (1,152)
Account charges                                                                                     -
Net investment income (loss)                                                                       42
Net realized gain (loss)                                                                         (417)
Realized gain distributions                                                                       240
Net change in unrealized appreciation (depreciation)                                            7,003
                                                                                   ------------------
                                                                                   $           52,109
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82          64      $       52          1.25%          23.6%
12/31/08          0.66           5               3          1.25%         -31.9%
12/31/07          0.97           0               0          1.25%          -3.2%
11/12/07          1.00           0               0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          1.00%          23.9%
12/31/08          0.66            0              0          1.00%         -31.7%
12/31/07          0.97            0              0          1.00%          -3.2%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.75%          24.3%
12/31/08          0.66            0              0          0.75%         -31.5%
12/31/07          0.97            0              0          0.75%          -3.2%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.50%          24.6%
12/31/08          0.66            0              0          0.50%         -31.3%
12/31/07          0.97            0              0          0.50%          -3.1%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.25%          24.9%
12/31/08          0.67            0              0          0.25%         -31.2%
12/31/07          0.97            0              0          0.25%          -3.1%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.00%          25.2%
12/31/08          0.67            0              0          0.00%         -31.0%
12/31/07          0.97            0              0          0.00%          -3.1%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.1%
2008         1.8%
2007         0.0%

                             AUL American Unit Trust
                                       CRM
                      CRM Mid-Cap Value Inv Class-92934R777

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          284,741    $          279,333                   11,918
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          284,741
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          284,741               230,195     $               1.24
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.24
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.25
                                    ------------------    ------------------
  Total                             $          284,741               230,195
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                764
Mortality & expense charges                                                                      (267)
                                                                                 --------------------
Net investment income (loss)                                                                      497
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,408
                                                                                 --------------------
Net gain (loss)                                                                                 5,411
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,908
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                497
Net realized gain (loss)                                                     3
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     5,408
                                                          --------------------
Increase (decrease) in net assets from operations                        5,908
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                               278,871
Cost of units redeemed                                                     (38)
                                                          --------------------
Increase (decrease)                                                    278,833
                                                          --------------------
Net increase (decrease)                                                284,741
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $            284,741
                                                          ====================

Units sold                                                             230,225
Units redeemed                                                             (30)
                                                          --------------------
Net increase (decrease)                                                230,195
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                              230,195
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          278,871
Cost of units redeemed                                                                            (38)
Account charges                                                                                     -
Net investment income (loss)                                                                      497
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,408
                                                                                   ------------------
                                                                                   $          284,741
                                                                                   ==================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24          230     $      285          1.25%          23.7%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          1.00%          23.9%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.75%          24.1%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          24.3%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0    0         0          0.25%          24.5%
05/01/09          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0    0         0          0.00%          24.7%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.5%

                             AUL American Unit Trust
                                       CRM
               CRM Small-Cap Value Inv Class-92934R793 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.27
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.28
Band 50                                              -                     -                     1.28
Band 25                                              -                     -                     1.28
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                          --------------------
Increase (decrease) in net assets from operations                            -
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                     -
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                          -
                                                          --------------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                  -
                                                          ====================
Units sold                                                                   -
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                    -
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.25%          27.2%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.00%          27.4%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.75%          27.6%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.50%          27.8%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.25%          28.0%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          28.2%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                       DWS
             DWS Alternative Asset Allocation Plus A Class-233376763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              119    $              122                       14
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              119
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     0     $               1.22
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.23
Band 0                                             119                    96                     1.23
                                    ------------------    ------------------
  Total                             $              119                    96
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  2
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        2
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               (3)
                                                                                 --------------------
Net gain (loss)                                                                                    (3)
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 (1)
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  2
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (3)
                                                          --------------------
Increase (decrease) in net assets from operations                           (1)
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                   120
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                        120
                                                          --------------------
Net increase (decrease)                                                    119
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                119
                                                          ====================
Units sold                                                                  96
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                     96
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                   96
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $              120
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        2
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               (3)
                                                                                   ------------------
                                                                                   $              119
                                                                                   ==================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.25%          22.4%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          1.00%          22.7%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          22.9%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          23.1%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     0        0          0.25%          23.3%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     0        0          0.00%          23.5%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.4%

                             AUL American Unit Trust
                                       DWS
                  DWS Dreman Small-Cap Value A Class-23338F820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           81,844    $           76,278                    2,637
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           81,844
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           81,844                62,698     $               1.31
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.31
Band 25                                              -                     -                     1.31
Band 0                                               -                     -                     1.32
                                    ------------------    ------------------
  Total                             $           81,844                62,698
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                181
Mortality & expense charges                                                                      (254)
                                                                                 --------------------
Net investment income (loss)                                                                      (73)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          190
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,566
                                                                                 --------------------
Net gain (loss)                                                                                 5,756
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,683
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                (73)
Net realized gain (loss)                                                   190
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     5,566
                                                          --------------------
Increase (decrease) in net assets from operations                        5,683
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                79,178
Cost of units redeemed                                                  (3,017)
                                                          --------------------
Increase (decrease)                                                     76,161
                                                          --------------------
Net increase (decrease)                                                 81,844
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $             81,844
                                                          ====================
Units sold                                                              65,600
Units redeemed                                                          (2,902)
                                                          --------------------
Net increase (decrease)                                                 62,698
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                               62,698
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           79,178
Cost of units redeemed                                                                         (3,017)
Account charges                                                                                     -
Net investment income (loss)                                                                      (73)
Net realized gain (loss)                                                                          190
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,566
                                                                                   ------------------
                                                                                   $           81,844
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31           63     $       82          1.25%          30.5%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          1.00%          30.8%
05/01/09          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.75%          31.0%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.50%          31.2%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     0        0          0.25%          31.4%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     0        0          0.00%          31.6%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%

                             AUL American Unit Trust
                                       DWS
                  DWS Dreman Small-Cap Value S Class-23338F762

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           17,918    $           16,287                      571
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           17,918
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           17,918                13,710     $               1.31
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.31
Band 25                                              -                     -                     1.32
Band 0                                               -                     -                     1.32
                                    ------------------    ------------------
  Total                             $           17,918                13,710
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 80
Mortality & expense charges                                                                       (70)
                                                                                 --------------------
Net investment income (loss)                                                                       10
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           42
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,631
                                                                                 --------------------
Net gain (loss)                                                                                 1,673
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,683
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                 10
Net realized gain (loss)                                                    42
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     1,631
                                                          --------------------
Increase (decrease) in net assets from operations                        1,683
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                16,592
Cost of units redeemed                                                    (357)
                                                          --------------------
Increase (decrease)                                                     16,235
                                                          --------------------
Net increase (decrease)                                                 17,918
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $             17,918
                                                          ====================
Units sold                                                              13,979
Units redeemed                                                            (269)
                                                          --------------------
Net increase (decrease)                                                 13,710
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                               13,710
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           16,592
Cost of units redeemed                                                                           (357)
Account charges                                                                                     -
Net investment income (loss)                                                                       10
Net realized gain (loss)                                                                           42
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,631
                                                                                   ------------------
                                                                                   $           17,918
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31           14     $       18          1.25%          30.7%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          1.00%          30.9%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.75%          31.1%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.50%          31.4%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     0        0          0.25%          31.6%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     0        0          0.00%          31.8%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.9%

                             AUL American Unit Trust
                                       DWS
       DWS Alternative Asset Allocation Plus S Class-233376748 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.22
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                          --------------------
Increase (decrease) in net assets from operations                            -
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                     -
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                          -
                                                          --------------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                  -
                                                          ====================
Units sold                                                                   -
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                    -
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.25%          22.5%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          1.00%          22.7%
05/01/09          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          22.9%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          23.1%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.23            0     $        0   $      0.25%          23.3%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.24            0     $        0   $      0.00%          23.5%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                       DWS
             DWS Dreman Mid-Cap Value S Class-23338F713 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.30
Band 100                                             -                     -                     1.30
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.31
Band 25                                              -                     -                     1.31
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                          --------------------
Increase (decrease) in net assets from operations                            -
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                     -
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                          -
                                                          --------------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                  -
                                                          ====================
Units sold                                                                   -
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                    -
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.25%          30.0%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.00%          30.2%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          30.4%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.50%          30.6%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.25%          30.9%
05/01/09          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.00%          31.1%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                       DWS
             DWS Dreman Mid-Cap Value A Class-23338F747 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.30
Band 100                                             -                     -                     1.30
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          05/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                          --------------------
Increase (decrease) in net assets from operations                            -
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                     -
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                          -
                                                          --------------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                  -
                                                          ====================
Units sold                                                                   -
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                    -
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.25%          29.5%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.00%          29.8%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          30.0%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.2%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          30.4%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
S>
12/31/09    $     1.31            0     $        0          0.00%          30.6%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                    Fidelity
         Fidelity Advisor Leveraged Company Stock Fund A Class-315805424

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,556,870    $        2,201,165                   92,205
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,556,870
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,556,870             2,865,736     $               0.89
Band 100                                             -                     -                     0.90
Band 75                                              -                     -                     0.91
Band 50                                              -                     -                     0.91
Band 25                                              -                     -                     0.92
Band 0                                               -                     -                     0.93
                                    ------------------    ------------------
  Total                             $        2,556,870             2,865,736
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,580
Mortality & expense charges                                                                   (24,148)
                                                                                 --------------------
Net investment income (loss)                                                                  (16,568)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (553,788)
Realized gain distributions                                                                       502
Net change in unrealized appreciation (depreciation)                                        1,512,631
                                                                                 --------------------
Net gain (loss)                                                                               959,345
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            942,777
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (16,568)    $          (13,856)
Net realized gain (loss)                                              (553,788)               (95,021)
Realized gain distributions                                                502                 13,407
Net change in unrealized appreciation (depreciation)                 1,512,631             (1,152,638)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      942,777             (1,248,108)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,046,728              1,448,829
Cost of units redeemed                                                (838,190)              (494,882)
                                                             -----------------     ------------------
Increase (decrease)                                                    208,538                953,947
                                                             -----------------     ------------------
Net increase (decrease)                                              1,151,315               (294,161)
Net assets, beginning                                                1,405,555              1,699,716
                                                             -----------------     ------------------
Net assets, ending                                           $       2,556,870              1,405,555
                                                             =================     ==================
Units sold                                                           1,678,926              2,044,086
Units redeemed                                                      (1,297,499)              (931,053)
                                                             -----------------     ------------------
Net increase (decrease)                                                381,427              1,113,033
Units outstanding, beginning                                         2,484,309              1,371,276
                                                             -----------------     ------------------
Units outstanding, ending                                            2,865,736              2,484,309
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,469,482
Cost of units redeemed                                                                     (1,664,599)
Account charges                                                                                     -
Net investment income (loss)                                                                  (32,077)
Net realized gain (loss)                                                                     (613,722)
Realized gain distributions                                                                    42,081
Net change in unrealized appreciation (depreciation)                                          355,705
                                                                                   ------------------
                                                                                   $        2,556,870
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89        2,866     $    2,557          1.25%          57.7%
12/31/08          0.57        2,484          1,406          1.25%         -54.4%
12/31/07          1.24        1,371          1,700          1.25%          17.9%
12/31/06          1.05            0              0          1.25%           5.2%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          1.00%          58.1%
12/31/08          0.57            0              0          1.00%         -54.2%
12/31/07          1.24            0              0          1.00%          18.2%
12/31/06          1.05            0              0          1.00%           5.2%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.75%          58.5%
12/31/08          0.57            0              0          0.75%         -54.1%
12/31/07          1.25            0              0          0.75%          18.5%
12/31/06          1.05            0              0          0.75%           5.3%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.50%          58.9%
12/31/08          0.58            0              0          0.50%         -54.0%
12/31/07          1.25            0              0          0.50%          18.8%
12/31/06          1.05            0              0          0.50%           5.3%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.25%          59.3%
12/31/08          0.58            0              0          0.25%         -53.9%
12/31/07          1.25            0              0          0.25%          19.1%
12/31/06          1.05            0              0          0.25%           5.4%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.00%          59.7%
12/31/08          0.58            0              0          0.00%         -53.8%
12/31/07          1.26            0              0          0.00%          19.4%
12/31/06          1.05            0              0          0.00%           5.4%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%
2008              0.6%
2007              1.1%
2006              0.0%

                             AUL American Unit Trust
                                    Fidelity
         Fidelity Advisor Leveraged Company Stock Fund T Class-315805416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,667,542    $        2,972,151                  134,440
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,667,542
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,257,207             3,676,663     $               0.89
Band 100                                             -                     -                     0.89
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.91
Band 25                                              -                     -                     0.91
Band 0                                         410,335               445,061                     0.92
                                    ------------------    ------------------
  Total                             $        3,667,542             4,121,724
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,170
Mortality & expense charges                                                                   (29,379)
                                                                                 --------------------
Net investment income (loss)                                                                  (21,209)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (470,947)
Realized gain distributions                                                                       765
Net change in unrealized appreciation (depreciation)                                        1,624,599
                                                                                 --------------------
Net gain (loss)                                                                             1,154,417
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,133,208
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (21,209)    $           (6,408)
Net realized gain (loss)                                              (470,947)               (34,432)
Realized gain distributions                                                765                  8,541
Net change in unrealized appreciation (depreciation)                 1,624,599               (925,307)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,133,208               (957,606)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,627,097              1,915,428
Cost of units redeemed                                                (733,820)              (345,745)
                                                             -----------------     ------------------
Increase (decrease)                                                    893,277              1,569,683
                                                             -----------------     ------------------
Net increase (decrease)                                              2,026,485                612,077
Net assets, beginning                                                1,641,057              1,028,980
                                                             -----------------     ------------------
Net assets, ending                                           $       3,667,542              1,641,057
                                                             =================     ==================
Units sold                                                           2,953,018              2,425,635
Units redeemed                                                      (1,738,940)              (346,871)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,214,078              2,078,764
Units outstanding, beginning                                         2,907,646                828,882
                                                             -----------------     ------------------
Units outstanding, ending                                            4,121,724              2,907,646
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,944,062
Cost of units redeemed                                                                     (1,467,380)
Account charges                                                                                     -
Net investment income (loss)                                                                  (27,125)
Net realized gain (loss)                                                                     (505,438)
Realized gain distributions                                                                    28,032
Net change in unrealized appreciation (depreciation)                                          695,391
                                                                                   ------------------
                                                                                   $        3,667,542
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89        3,677     $    3,257          1.25%          57.4%
12/31/08          0.56        2,596          1,461          1.25%         -54.5%
12/31/07          1.24          585            723          1.25%          17.6%
12/31/06          1.05            0              0          1.25%           5.1%
10/23/06          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          1.00%          57.8%
12/31/08          0.57            0              0          1.00%         -54.4%
12/31/07          1.24            0              0          1.00%          17.9%
12/31/06          1.05            0              0          1.00%           5.2%
10/23/06          1.00            0     0        0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.75%          58.2%
12/31/08          0.57            0              0          0.75%         -54.2%
12/31/07          1.24            0              0          0.75%          18.2%
12/31/06          1.05            0              0          0.75%           5.2%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.50%          58.6%
12/31/08          0.57            0              0          0.50%         -54.1%
12/31/07          1.25            0              0          0.50%          18.5%
12/31/06          1.05            0              0          0.50%           5.3%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.25%          59.0%
12/31/08          0.58            0              0          0.25%         -54.0%
12/31/07          1.25            0              0          0.25%          18.8%
12/31/06          1.05            0              0          0.25%           5.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92          445     $      410          0.00%          59.4%
12/31/08          0.58          311            180          0.00%         -53.9%
12/31/07          1.25          244            306          0.00%          19.1%
12/31/06          1.05            0              0          0.00%           5.4%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.3%
2008              0.6%
2007              0.8%
2006              0.0%

                             AUL American Unit Trust
                                    Fidelity
            Fidelity Advisor Fifty Fund A Class-315805473 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.78
Band 100                                             -                     -                     0.79
Band 75                                              -                     -                     0.79
Band 50                                              -                     -                     0.80
Band 25                                              -                     -                     0.81
Band 0                                               -                     -                     0.81
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          1.25%          35.2%
12/31/08          0.58            0              0          1.25%         -49.9%
12/31/07          1.15            0              0          1.25%          10.8%
12/31/06          1.04            0              0          1.25%           4.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          1.00%          35.5%
12/31/08          0.58            0              0          1.00%         -49.8%
12/31/07          1.16            0              0          1.00%          11.1%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.75%          35.9%
12/31/08          0.58            0              0          0.75%         -49.6%
12/31/07          1.16            0              0          0.75%          11.4%
12/31/06          1.04            0              0          0.75%           4.1%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.50%          36.2%
12/31/08          0.59            0              0          0.50%         -49.5%
12/31/07          1.16            0              0          0.50%          11.7%
12/31/06          1.04            0              0          0.50%           4.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.25%          36.5%
12/31/08          0.59            0              0          0.25%         -49.4%
12/31/07          1.17            0              0          0.25%          11.9%
12/31/06          1.04            0              0          0.25%           4.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.00%          36.9%
12/31/08          0.59            0              0          0.00%         -49.3%
12/31/07          1.17            0              0          0.00%          12.2%
12/31/06          1.04            0              0          0.00%           4.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                    Fidelity
            Fidelity Advisor Fifty Fund T Class-315805465 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.77
Band 100                                             -                     -                     0.78
Band 75                                              -                     -                     0.79
Band 50                                              -                     -                     0.79
Band 25                                              -                     -                     0.80
Band 0                                               -                     -                     0.81
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          1.25%          34.7%
12/31/08          0.57            0              0          1.25%         -50.0%
12/31/07          1.15            0              0          1.25%          10.5%
12/31/06          1.04            0              0          1.25%           3.9%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          1.00%          35.0%
12/31/08          0.58            0              0          1.00%         -49.8%
12/31/07          1.15            0              0          1.00%          10.8%
12/31/06          1.04            0              0          1.00%           4.0%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.75%          35.3%
12/31/08          0.58            0              0          0.75%         -49.7%
12/31/07          1.16            0              0          0.75%          11.1%
12/31/06          1.04            0              0          0.75%           4.0%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.50%          35.7%
12/31/08          0.58            0              0          0.50%         -49.6%
12/31/07          1.16            0              0          0.50%          11.4%
12/31/06          1.04            0              0          0.50%           4.1%
10/23/06          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.25%          36.0%
12/31/08          0.59            0              0          0.25%         -49.5%
12/31/07          1.16            0              0          0.25%          11.6%
12/31/06          1.04            0              0          0.25%           4.1%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.00%          36.4%
12/31/08          0.59            0              0          0.00%         -49.3%
12/31/07          1.17            0              0          0.00%          11.9%
12/31/06          1.04            0              0          0.00%           4.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2010 Fund A Class-315792705

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,527,480    $        1,320,870                  145,059
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,527,480
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,527,480             1,677,469     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.93
Band 0                                               -                     -                     0.94
                                    ------------------    ------------------
 Total                              $        1,527,480             1,677,469
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             29,683
Mortality & expense charges                                                                   (19,566)
                                                                                 --------------------
Net investment income (loss)                                                                   10,117
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (130,131)
Realized gain distributions                                                                    11,224
Net change in unrealized appreciation (depreciation)                                          441,504
                                                                                 --------------------
Net gain (loss)                                                                               322,597
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            332,714
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          10,117     $           30,840
Net realized gain (loss)                                              (130,131)              (206,573)
Realized gain distributions                                             11,224                 36,928
Net change in unrealized appreciation (depreciation)                   441,504               (222,486)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      332,714               (361,291)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               239,292              1,634,736
Cost of units redeemed                                                (666,345)              (403,565)
                                                             -----------------     ------------------
Increase (decrease)                                                   (427,053)             1,231,171
                                                             -----------------     ------------------
Net increase (decrease)                                                (94,339)               869,880
Net assets, beginning                                                1,621,819                751,939
                                                             -----------------     ------------------
Net assets, ending                                           $       1,527,480              1,621,819
                                                             =================     ==================
Units sold                                                             551,158              3,542,700
Units redeemed                                                      (1,083,697)            (2,075,330)
                                                             -----------------     ------------------
Net increase (decrease)                                               (532,539)             1,467,370
Units outstanding, beginning                                         2,210,008                742,638
                                                             -----------------     ------------------
Units outstanding, ending                                            1,677,469              2,210,008
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,727,618
Cost of units redeemed                                                                     (1,176,506)
Account charges                                                                                     -
Net investment income (loss)                                                                   55,349
Net realized gain (loss)                                                                     (336,690)
Realized gain distributions                                                                    51,099
Net change in unrealized appreciation (depreciation)                                          206,610
                                                                                   ------------------
                                                                                   $        1,527,480
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91        1,677     $    1,527          1.25%          24.1%
12/31/08          0.73        2,210          1,622          1.25%         -27.5%
12/31/07          1.01          743            752          1.25%           1.3%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          1.00%          24.4%
12/31/08          0.74            0              0          1.00%         -27.3%
12/31/07          1.01            0              0          1.00%           1.4%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          24.7%
12/31/08          0.74            0              0          0.75%         -27.2%
12/31/07          1.02            0              0          0.75%           1.6%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.50%          25.0%
12/31/08          0.74            0              0          0.50%         -27.0%
12/31/07          1.02            0              0          0.50%           1.7%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.25%          25.3%
12/31/08          0.75            0              0          0.25%         -26.8%
12/31/07          1.02            0              0          0.25%           1.9%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.00%          25.6%
12/31/08          0.75            0              0          0.00%         -26.6%
12/31/07          1.02            0              0          0.00%           2.0%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.9%
2008         4.0%
2007         4.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2015 Fund A Class-315792580

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,377,607    $        2,048,688                  227,304
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,377,607
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,377,607             2,665,547     $               0.89
Band 100                                             -                     -                     0.90
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.91
Band 25                                              -                     -                     0.92
Band 0                                               -                     -                     0.92
                                    ------------------    ------------------
 Total                              $        2,377,607             2,665,547
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             40,470
Mortality & expense charges                                                                   (21,850)
                                                                                 --------------------
Net investment income (loss)                                                                   18,620
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,308
Realized gain distributions                                                                    17,311
Net change in unrealized appreciation (depreciation)                                          365,500
                                                                                 --------------------
Net gain (loss)                                                                               393,119
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            411,739
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          18,620     $           28,436
Net realized gain (loss)                                                10,308                (46,726)
Realized gain distributions                                             17,311                  9,478
Net change in unrealized appreciation (depreciation)                   365,500                (35,108)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      411,739                (43,920)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,008,337              1,383,742
Cost of units redeemed                                                (317,308)              (150,960)
                                                             -----------------     ------------------
Increase (decrease)                                                    691,029              1,232,782
                                                             -----------------     ------------------
Net increase (decrease)                                              1,102,768              1,188,862
Net assets, beginning                                                1,274,839                 85,977
                                                             -----------------     ------------------
Net assets, ending                                           $       2,377,607              1,274,839
                                                             =================     ==================
Units sold                                                           1,387,631              3,421,096
Units redeemed                                                        (504,313)            (1,723,888)
                                                             -----------------     ------------------
Net increase (decrease)                                                883,318              1,697,208
Units outstanding, beginning                                         1,782,229                 85,021
                                                             -----------------     ------------------
Units outstanding, ending                                            2,665,547              1,782,229
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,477,657
Cost of units redeemed                                                                       (468,274)
Account charges                                                                                     -
Net investment income (loss)                                                                   48,533
Net realized gain (loss)                                                                      (36,417)
Realized gain distributions                                                                    27,189
Net change in unrealized appreciation (depreciation)                                          328,919
                                                                                   ------------------
                                                                                   $        2,377,607
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89        2,666     $    2,378          1.25%          24.7%
12/31/08          0.72        1,782          1,275          1.25%         -29.3%
12/31/07          1.01           85             86          1.25%           1.1%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          1.00%          25.0%
12/31/08          0.72            0              0          1.00%         -29.1%
12/31/07          1.01            0              0          1.00%           1.3%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.75%          25.3%
12/31/08          0.72            0              0          0.75%         -28.9%
12/31/07          1.01            0              0          0.75%           1.4%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.50%          25.6%
12/31/08          0.72            0              0          0.50%         -28.7%
12/31/07          1.02            0              0          0.50%           1.6%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.25%          26.0%
12/31/08          0.73            0              0          0.25%         -28.6%
12/31/07          1.02            0              0          0.25%           1.7%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.00%          26.3%
12/31/08          0.73            0              0          0.00%         -28.4%
12/31/07          1.02            0              0          0.00%           1.9%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              4.7%
2007              3.6%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2020 Fund A Class-315792853

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,296,514    $        5,570,474                  490,417
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,296,514
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,296,514             6,276,457     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.87
                                    ------------------    ------------------
 Total                              $        5,296,514             6,276,457
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             88,490
Mortality & expense charges                                                                   (54,763)
                                                                                 --------------------
Net investment income (loss)                                                                   33,727
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (323,800)
Realized gain distributions                                                                    41,005
Net change in unrealized appreciation (depreciation)                                        1,352,868
                                                                                 --------------------
Net gain (loss)                                                                             1,070,073
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,103,800
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          33,727     $           55,008
Net realized gain (loss)                                              (323,800)              (246,031)
Realized gain distributions                                             41,005                142,748
Net change in unrealized appreciation (depreciation)                 1,352,868             (1,536,073)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,103,800             (1,584,348)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               835,897              1,867,871
Cost of units redeemed                                                (505,835)              (536,091)
                                                             -----------------     ------------------
Increase (decrease)                                                    330,062              1,331,780
                                                             -----------------     ------------------
Net increase (decrease)                                              1,433,862               (252,568)
Net assets, beginning                                                3,862,652              4,115,220
                                                             -----------------     ------------------
Net assets, ending                                           $       5,296,514              3,862,652
                                                             =================     ==================
Units sold                                                           1,461,350              3,937,750
Units redeemed                                                      (1,036,891)            (2,163,736)
                                                             -----------------     ------------------
Net increase (decrease)                                                424,459              1,774,014
Units outstanding, beginning                                         5,851,998              4,077,984
                                                             -----------------     ------------------
Units outstanding, ending                                            6,276,457              5,851,998
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,831,546
Cost of units redeemed                                                                     (1,045,464)
Account charges                                                                                     -
Net investment income (loss)                                                                  150,074
Net realized gain (loss)                                                                     (569,852)
Realized gain distributions                                                                   204,170
Net change in unrealized appreciation (depreciation)                                         (273,960)
                                                                                   ------------------
                                                                                   $        5,296,514
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84        6,276     $    5,297          1.25%          27.8%
12/31/08          0.66        5,852          3,863          1.25%         -34.6%
12/31/07          1.01        4,078          4,115          1.25%           0.9%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          28.2%
12/31/08          0.66            0              0          1.00%         -34.4%
12/31/07          1.01            0              0          1.00%           1.1%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          28.5%
12/31/08          0.67            0              0          0.75%         -34.3%
12/31/07          1.01            0              0          0.75%           1.2%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          28.8%
12/31/08          0.67            0              0          0.50%         -34.1%
12/31/07          1.01            0              0          0.50%           1.4%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          29.1%
12/31/08          0.67            0              0          0.25%         -33.9%
12/31/07          1.02            0              0          0.25%           1.5%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.00%          29.5%
12/31/08          0.67            0              0          0.00%         -33.8%
12/31/07          1.02            0              0          0.00%           1.7%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.9%
2008              2.6%
2007              3.2%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2025 Fund A Class-315792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,245,432    $        1,082,316                  120,331
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,245,432
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,245,432             1,496,904     $               0.83
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.85
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $        1,245,432             1,496,904
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             17,929
Mortality & expense charges                                                                   (10,723)
                                                                                 --------------------
Net investment income (loss)                                                                    7,206
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (72,419)
Realized gain distributions                                                                     9,134
Net change in unrealized appreciation (depreciation)                                          294,082
                                                                                 --------------------
Net gain (loss)                                                                               230,797
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            238,003
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           7,206     $           11,437
Net realized gain (loss)                                               (72,419)               (44,037)
Realized gain distributions                                              9,134                 14,338
Net change in unrealized appreciation (depreciation)                   294,082               (127,371)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      238,003               (145,633)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               583,016                658,203
Cost of units redeemed                                                (256,221)              (118,164)
                                                             -----------------     ------------------
Increase (decrease)                                                    326,795                540,039
                                                             -----------------     ------------------
Net increase (decrease)                                                564,798                394,406
Net assets, beginning                                                  680,634                286,228
                                                             -----------------     ------------------
Net assets, ending                                           $       1,245,432                680,634
                                                             =================     ==================
Units sold                                                             878,916              1,498,950
Units redeemed                                                        (438,882)              (725,743)
                                                             -----------------     ------------------
Net increase (decrease)                                                440,034                773,207
Units outstanding, beginning                                         1,056,870                283,663
                                                             -----------------     ------------------
Units outstanding, ending                                            1,496,904              1,056,870
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,525,809
Cost of units redeemed                                                                       (374,541)
Account charges                                                                                     -
Net investment income (loss)                                                                   22,559
Net realized gain (loss)                                                                     (116,456)
Realized gain distributions                                                                    24,945
Net change in unrealized appreciation (depreciation)                                          163,116
                                                                                   ------------------
                                                                                   $        1,245,432
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83        1,497     $    1,245          1.25%          29.2%
12/31/08          0.64        1,057            681          1.25%         -36.2%
12/31/07          1.01          284            286          1.25%           0.9%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          1.00%          29.5%
12/31/08          0.65            0              0          1.00%         -36.0%
12/31/07          1.01            0              0          1.00%           1.1%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.75%          29.8%
12/31/08          0.65            0              0          0.75%         -35.9%
12/31/07          1.01            0              0          0.75%           1.2%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          30.2%
12/31/08          0.65            0              0          0.50%         -35.7%
12/31/07          1.01            0              0          0.50%           1.4%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.25%          30.5%
12/31/08          0.65            0              0          0.25%         -35.5%
12/31/07          1.02            0              0          0.25%           1.5%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          30.8%
12/31/08          0.66            0              0          0.00%         -35.4%
12/31/07          1.02            0              0          0.00%           1.7%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.9%
2008              3.4%
2007              2.9%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2030 Fund A Class-315792796

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,381,842    $        1,178,112                  127,593
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,381,842
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,381,842             1,751,673     $               0.79
Band 100                                             -                     -                     0.79
Band 75                                              -                     -                     0.80
Band 50                                              -                     -                     0.80
Band 25                                              -                     -                     0.81
Band 0                                               -                     -                     0.82
                                    ------------------    ------------------
 Total                              $        1,381,842             1,751,673
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009


Investment Income:
Dividend income                                                                  $             18,255
Mortality & expense charges                                                                   (12,268)
                                                                                 --------------------
Net investment income (loss)                                                                    5,987
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (79,547)
Realized gain distributions                                                                    11,338
Net change in unrealized appreciation (depreciation)                                          349,677
                                                                                 --------------------
Net gain (loss)                                                                               281,468
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            287,455
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------

Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,987     $           10,169
Net realized gain (loss)                                               (79,547)               (33,668)
Realized gain distributions                                             11,338                 12,614
Net change in unrealized appreciation (depreciation)                   349,677               (141,425)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      287,455               (152,310)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               555,757                718,766
Cost of units redeemed                                                (150,794)               (44,114)
                                                             -----------------     ------------------
Increase (decrease)                                                    404,963                674,652
                                                             -----------------     ------------------
Net increase (decrease)                                                692,418                522,342
Net assets, beginning                                                  689,424                167,082
                                                             -----------------     ------------------
Net assets, ending                                           $       1,381,842                689,424
                                                             =================     ==================
Units sold                                                             874,297              1,556,668
Units redeemed                                                        (258,159)              (587,182)
                                                             -----------------     ------------------
Net increase (decrease)                                                616,138                969,486
Units outstanding, beginning                                         1,135,535                166,049
                                                             -----------------     ------------------
Units outstanding, ending                                            1,751,673              1,135,535
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,445,547
Cost of units redeemed                                                                       (196,987)
Account charges                                                                                     -
Net investment income (loss)                                                                   17,934
Net realized gain (loss)                                                                     (113,298)
Realized gain distributions                                                                    24,916
Net change in unrealized appreciation (depreciation)                                          203,730
                                                                                   ------------------
                                                                                   $        1,381,842
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79        1,752     $    1,382          1.25%          29.9%
12/31/08          0.61        1,136            689          1.25%         -39.7%
12/31/07          1.01          166            167          1.25%           0.6%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          1.00%          30.3%
12/31/08          0.61            0              0          1.00%         -39.5%
12/31/07          1.01            0              0          1.00%           0.8%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.75%          30.6%
12/31/08          0.61            0              0          0.75%         -39.4%
12/31/07          1.01            0              0          0.75%           0.9%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.50%          30.9%
12/31/08          0.61            0              0          0.50%         -39.2%
12/31/07          1.01            0              0          0.50%          10.8%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81          0       $        0          0.25%          31.2%
12/31/08          0.62          0                0          0.25%         -39.1%
12/31/07          1.01          0                0          0.25%           1.2%
05/24/07          1.00          0                0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.00%          31.6%
12/31/08          0.62            0              0          0.00%         -38.9%
12/31/07          1.01            0              0          0.00%           1.4%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.8%
2008              3.4%
2007              2.2%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2035 Fund A Class-315792473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,015,606    $          941,655                   99,471
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,015,606
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,015,606             1,296,234     $               0.78
Band 100                                             -                     -                     0.79
Band 75                                              -                     -                     0.79
Band 50                                              -                     -                     0.80
Band 25                                              -                     -                     0.80
Band 0                                               -                     -                     0.81
                                    ------------------    ------------------
 Total                              $        1,015,606             1,296,234
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             12,831
Mortality & expense charges                                                                    (8,424)
                                                                                 --------------------
Net investment income (loss)                                                                    4,407
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (37,080)
Realized gain distributions                                                                     8,011
Net change in unrealized appreciation (depreciation)                                          221,710
                                                                                 --------------------
Net gain (loss)                                                                               192,641
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            197,048
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,407     $            6,117
Net realized gain (loss)                                               (37,080)                (5,649)
Realized gain distributions                                              8,011                 10,199
Net change in unrealized appreciation (depreciation)                   221,710               (146,195)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      197,048               (135,528)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               429,853                498,539
Cost of units redeemed                                                 (61,851)               (45,738)
                                                             -----------------     ------------------
Increase (decrease)                                                    368,002                452,801
                                                             -----------------     ------------------
Net increase (decrease)                                                565,050                317,273
Net assets, beginning                                                  450,556                133,283
                                                             -----------------     ------------------
Net assets, ending                                           $       1,015,606                450,556
                                                             =================     ==================
Units sold                                                             666,752                884,495
Units redeemed                                                        (120,643)              (266,881)
                                                             -----------------     ------------------
Net increase (decrease)                                                546,109                617,614
Units outstanding, beginning                                           750,125                132,511
                                                             -----------------     ------------------
Units outstanding, ending                                            1,296,234                750,125
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,061,095
Cost of units redeemed                                                                       (107,615)
Account charges                                                                                     -
Net investment income (loss)                                                                   11,937
Net realized gain (loss)                                                                      (42,729)
Realized gain distributions                                                                    18,967
Net change in unrealized appreciation (depreciation)                                           73,951
                                                                                   ------------------
                                                                                   $        1,015,606
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78        1,296    $     1,016          1.25%          30.4%
12/31/08          0.60          750            451          1.25%         -40.3%
12/31/07          1.01          133            133          1.25%           0.6%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $       0           1.00%          30.8%
12/31/08          0.60            0             0           1.00%         -40.1%
12/31/07          1.01            0             0           1.00%           0.7%
05/24/07          1.00            0             0           1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.75%          31.1%
12/31/08          0.61            0              0          0.75%         -40.0%
12/31/07          1.01            0              0          0.75%           0.9%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.50%          31.4%
12/31/08          0.61            0              0          0.50%         -39.8%
12/31/07          1.01            0              0          0.50%           1.0%
05/24/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.25%          31.8%
12/31/08          0.61            0              0          0.25%         -39.7%
12/31/07          1.01            0              0          0.25%           1.2%
05/24/07          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.00%          32.1%
12/31/08          0.61            0              0          0.00%         -39.5%
12/31/07          1.01            0              0          0.00%           1.3%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.8%
2008              3.2%
2007              2.2%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2040 Fund A Class-315792747

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,236,661    $        1,134,622                  113,455
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,236,661
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,236,661             1,603,816     $               0.77
Band 100                                             -                     -                     0.78
Band 75                                              -                     -                     0.78
Band 50                                              -                     -                     0.79
Band 25                                              -                     -                     0.79
Band 0                                               -                     -                     0.80
                                    ------------------    ------------------
 Total                              $        1,236,661             1,603,816
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             16,806
Mortality & expense charges                                                                   (12,511)
                                                                                 --------------------
Net investment income (loss)                                                                    4,295
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (123,240)
Realized gain distributions                                                                     9,834
Net change in unrealized appreciation (depreciation)                                          414,449
                                                                                 --------------------
Net gain (loss)                                                                               301,043
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            305,338
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,295     $            7,790
Net realized gain (loss)                                              (123,240)               (35,433)
Realized gain distributions                                              9,834                 28,341
Net change in unrealized appreciation (depreciation)                   414,449               (303,368)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      305,338               (302,670)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               310,968                714,928
Cost of units redeemed                                                (107,561)              (180,660)
                                                             -----------------     ------------------
Increase (decrease)                                                    203,407                534,268
                                                             -----------------     ------------------
Net increase (decrease)                                                508,745                231,598
Net assets, beginning                                                  727,916                496,318
                                                             -----------------     ------------------
Net assets, ending                                           $       1,236,661                727,916
                                                             =================     ==================
Units sold                                                             799,263              1,259,606
Units redeemed                                                        (435,236)              (514,309)
                                                             -----------------     ------------------
Net increase (decrease)                                                364,027                745,297
Units outstanding, beginning                                         1,239,789                494,492
                                                             -----------------     ------------------
Units outstanding, ending                                            1,603,816              1,239,789
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,522,653
Cost of units redeemed                                                                       (288,247)
Account charges                                                                                     -
Net investment income (loss)                                                                   17,812
Net realized gain (loss)                                                                     (158,673)
Realized gain distributions                                                                    41,077
Net change in unrealized appreciation (depreciation)                                          102,039
                                                                                   ------------------
                                                                                   $        1,236,661
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77        1,604     $    1,237          1.25%          31.3%
12/31/08          0.59        1,240            728          1.25%         -41.5%
12/31/07          1.00          494            496          1.25%           0.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          1.00%          31.7%
12/31/08          0.59            0              0          1.00%         -41.4%
12/31/07          1.01            0              0          1.00%           0.5%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.75%          32.0%
12/31/08          0.59            0              0          0.75%         -41.2%
12/31/07          1.01            0              0          0.75%           0.7%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.50%          32.3%
12/31/08          0.59            0              0          0.50%         -41.1%
12/31/07          1.01            0              0          0.50%           0.8%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.25%          32.7%
12/31/08          0.60            0              0          0.25%         -40.9%
12/31/07          1.01            0              0          0.25%           1.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.00%          33.0%
12/31/08          0.60            0              0          0.00%         -40.8%
12/31/07          1.01            0              0          0.00%           1.1%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              2.6%
2007              2.4%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2045 Fund A Class-315792390

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          394,146    $          333,823                   46,699
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          394,146
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          394,146               515,640     $               0.76
Band 100                                             -                     -                     0.77
Band 75                                              -                     -                     0.77
Band 50                                              -                     -                     0.78
Band 25                                              -                     -                     0.78
Band 0                                               -                     -                     0.79
                                    ------------------    ------------------
 Total                              $          394,146               515,640
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,812
Mortality & expense charges                                                                    (2,827)
                                                                                 --------------------
Net investment income (loss)                                                                    1,985
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (3,892)
Realized gain distributions                                                                     3,183
Net change in unrealized appreciation (depreciation)                                           70,163
                                                                                 --------------------
Net gain (loss)                                                                                69,454
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             71,439
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,985     $            1,455
Net realized gain (loss)                                                (3,892)                (2,415)
Realized gain distributions                                              3,183                    660
Net change in unrealized appreciation (depreciation)                    70,163                 (9,838)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       71,439                (10,138)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               228,426                139,375
Cost of units redeemed                                                  (9,263)               (25,791)
                                                             -----------------     ------------------
Increase (decrease)                                                    219,163                113,584
                                                             -----------------     ------------------
Net increase (decrease)                                                290,602                103,446
Net assets, beginning                                                  103,544                     98
                                                             -----------------     ------------------
Net assets, ending                                           $         394,146                103,544
                                                             =================     ==================
Units sold                                                             368,399                313,163
Units redeemed                                                         (30,822)              (135,198)
                                                             -----------------     ------------------
Net increase (decrease)                                                337,577                177,965
Units outstanding, beginning                                           178,063                     98
                                                             -----------------     ------------------
Units outstanding, ending                                              515,640                178,063
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          367,901
Cost of units redeemed                                                                        (35,054)
Account charges                                                                                     -
Net investment income (loss)                                                                    3,440
Net realized gain (loss)                                                                       (6,307)
Realized gain distributions                                                                     3,843
Net change in unrealized appreciation (depreciation)                                           60,323
                                                                                   ------------------
                                                                                   $          394,146
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76          516     $      394          1.25%          31.4%
12/31/08          0.58          178            104          1.25%         -42.1%
12/31/07          1.00            0              0          1.25%           0.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          1.00%          31.8%
12/31/08          0.58            0              0          1.00%         -41.9%
12/31/07          1.01            0              0          1.00%           0.5%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.75%          32.1%
12/31/08          0.59            0              0          0.75%         -41.8%
12/31/07          1.01            0              0          0.75%           0.7%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.50%          32.4%
12/31/08          0.59            0              0          0.50%         -41.6%
12/31/07          1.01            0              0          0.50%           0.9%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.25%          32.8%
12/31/08          0.59            0              0          0.25%         -41.5%
12/31/07          1.01            0              0          0.25%           1.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.00%          33.1%
12/31/08          0.59            0              0          0.00%         -41.3%
12/31/07          1.01            0              0          0.00%           1.2%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.9%
2008              3.4%
2007              0.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2045 Fund T Class-315792366

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,735,408    $        2,190,512                  324,870
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,735,408
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,204,526             2,900,608     $               0.76
Band 100                                             -                     -                     0.76
Band 75                                              -                     -                     0.77
Band 50                                              -                     -                     0.78
Band 25                                              -                     -                     0.78
Band 0                                         530,882               676,115                     0.79
                                    ------------------    ------------------
 Total                              $        2,735,408             3,576,723
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             29,115
Mortality & expense charges                                                                   (17,840)
                                                                                 --------------------
Net investment income (loss)                                                                   11,275
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (165,704)
Realized gain distributions                                                                    22,095
Net change in unrealized appreciation (depreciation)                                          691,283
                                                                                 --------------------
Net gain (loss)                                                                               547,674
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            558,949
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          11,275     $            6,785
Net realized gain (loss)                                              (165,704)               (15,000)
Realized gain distributions                                             22,095                  7,073
Net change in unrealized appreciation (depreciation)                   691,283               (143,739)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      558,949               (144,881)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,956,468                636,253
Cost of units redeemed                                                (333,914)               (53,740)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,622,554                582,513
                                                             -----------------     ------------------
Net increase (decrease)                                              2,181,503                437,632
Net assets, beginning                                                  553,905                116,273
                                                             -----------------     ------------------
Net assets, ending                                           $       2,735,408                553,905
                                                             =================     ==================
Units sold                                                           3,697,359                925,088
Units redeemed                                                      (1,074,832)               (86,510)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,622,527                838,578
Units outstanding, beginning                                           954,196                115,618
                                                             -----------------     ------------------
Units outstanding, ending                                            3,576,723                954,196
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,719,130
Cost of units redeemed                                                                       (396,247)
Account charges                                                                                     -
Net investment income (loss)                                                                   18,813
Net realized gain (loss)                                                                     (180,984)
Realized gain distributions                                                                    29,800
Net change in unrealized appreciation (depreciation)                                          544,896
                                                                                   ------------------
                                                                                   $        2,735,408
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76        2,901     $    2,205          1.25%          31.3%
12/31/08          0.58          823            476          1.25%         -42.3%
12/31/07          1.00           70             70          1.25%           0.3%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          1.00%          31.6%
12/31/08          0.58            0              0          1.00%         -42.1%
12/31/07          1.00            0              0          1.00%           0.4%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.75%          31.9%
12/31/08          0.58            0              0          0.75%         -42.0%
12/31/07          1.01            0              0          0.75%           0.6%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.50%          32.3%
12/31/08          0.59            0              0          0.50%         -41.8%
12/31/07          1.01            0              0          0.50%           0.7%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.25%          32.6%
12/31/08          0.59            0              0          0.25%         -41.7%
12/31/07          1.01            0              0          0.25%           0.9%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79          676    $       531          0.00%          32.9%
12/31/08          0.59          132             78          0.00%         -41.5%
12/31/07          1.01           46             46          0.00%           1.0%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.8%
2008         2.8%
2007         1.4%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2050 Fund A Class-315792341

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          451,944    $          392,489                  54,516
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          451,944
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          451,944               599,089     $               0.75
Band 100                                             -                     -                     0.76
Band 75                                              -                     -                     0.76
Band 50                                              -                     -                     0.77
Band 25                                              -                     -                     0.77
Band 0                                               -                     -                     0.78
                                    ------------------    ------------------
 Total                              $          451,944               599,089
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,226
Mortality & expense charges                                                                    (3,176)
                                                                                 --------------------
Net investment income (loss)                                                                    2,050
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,628)
Realized gain distributions                                                                     3,656
Net change in unrealized appreciation (depreciation)                                           81,373
                                                                                 --------------------
Net gain (loss)                                                                                83,401
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             85,451
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,050     $            1,318
Net realized gain (loss)                                                (1,628)                (1,176)
Realized gain distributions                                              3,656                    783
Net change in unrealized appreciation (depreciation)                    81,373                (21,880)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       85,451                (20,955)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               266,075                131,978
Cost of units redeemed                                                  (9,694)                (2,137)
                                                             -----------------     ------------------
Increase (decrease)                                                    256,381                129,841
                                                             -----------------     ------------------
Net increase (decrease)                                                341,832                108,886
Net assets, beginning                                                  110,112                  1,226
                                                             -----------------     ------------------
Net assets, ending                                           $         451,944                110,112
                                                             =================     ==================
Units sold                                                             422,720                235,337
Units redeemed                                                         (16,377)               (43,811)
                                                             -----------------     ------------------
Net increase (decrease)                                                406,343                191,526
Units outstanding, beginning                                           192,746                  1,220
                                                             -----------------     ------------------
Units outstanding, ending                                              599,089                192,746
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          399,300
Cost of units redeemed                                                                        (11,831)
Account charges                                                                                     -
Net investment income (loss)                                                                    3,378
Net realized gain (loss)                                                                       (2,804)
Realized gain distributions                                                                     4,446
Net change in unrealized appreciation (depreciation)                                           59,455
                                                                                   ------------------
                                                                                   $          451,944
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75          599     $      452          1.25%          32.1%
12/31/08          0.57          193            110          1.25%         -43.2%
12/31/07          1.01            1              1          1.25%           0.5%
05/24/07          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76           0      $        0          1.00%          32.4%
12/31/08          0.57           0               0          1.00%         -43.0%
12/31/07          1.01           0               0          1.00%           0.7%
05/24/07          1.00           0               0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.75%          32.7%
12/31/08          0.58            0              0          0.75%         -42.9%
12/31/07          1.01            0              0          0.75%           0.8%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.50%          33.0%
12/31/08          0.58            0              0          0.50%         -42.7%
12/31/07          1.01            0              0          0.50%           1.0%
05/24/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.25%          33.4%
12/31/08          0.58            0              0          0.25%         -42.6%
12/31/07          1.01            0              0          0.25%           1.1%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78           0      $        0          0.00%          33.7%
12/31/08          0.58           0               0          0.00%         -42.4%
12/31/07          1.01           0               0          0.00%           1.3%
05/24/07          1.00           0               0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.9%
2008              3.2%
2007              1.8%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2050 Fund T Class-315792317

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,806,196    $        1,479,054                  218,139
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,806,196
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,438,199             1,915,456     $               0.75
Band 100                                         3,909                 5,172                     0.76
Band 75                                              -                     -                     0.76
Band 50                                              -                     -                     0.77
Band 25                                              -                     -                     0.77
Band 0                                         364,088               469,356                     0.78
                                    ------------------    ------------------
 Total                              $        1,806,196             2,389,984
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             18,193
Mortality & expense charges                                                                   (11,553)
                                                                                 --------------------
Net investment income (loss)                                                                    6,640
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (177,163)
Realized gain distributions                                                                    14,698
Net change in unrealized appreciation (depreciation)                                          508,664
                                                                                 --------------------
Net gain (loss)                                                                               346,199
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            352,839
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           6,640     $            4,444
Net realized gain (loss)                                              (177,163)                (4,979)
Realized gain distributions                                             14,698                 10,959
Net change in unrealized appreciation (depreciation)                   508,664               (180,830)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      352,839               (170,406)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,171,091                845,053
Cost of units redeemed                                                (211,326)              (207,894)
                                                             -----------------     ------------------
Increase (decrease)                                                    959,765                637,159
                                                             -----------------     ------------------
Net increase (decrease)                                              1,312,604                466,753
Net assets, beginning                                                  493,592                 26,839
                                                             -----------------     ------------------
Net assets, ending                                           $       1,806,196                493,592
                                                             =================     ==================
Units sold                                                           2,171,553              1,088,128
Units redeemed                                                        (647,747)              (248,554)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,523,806                839,574
Units outstanding, beginning                                           866,178                 26,604
                                                             -----------------     ------------------
Units outstanding, ending                                            2,389,984                866,178
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,043,353
Cost of units redeemed                                                                       (419,250)
Account charges                                                                                     -
Net investment income (loss)                                                                   11,270
Net realized gain (loss)                                                                     (182,122)
Realized gain distributions                                                                    25,803
Net change in unrealized appreciation (depreciation)                                          327,142
                                                                                   ------------------
                                                                                   $        1,806,196
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75        1,915     $    1,438          1.25%          32.1%
12/31/08          0.57          763            434          1.25%         -43.4%
12/31/07          1.00            9              9          1.25%           0.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76          5       $        4          1.00%          32.4%
12/31/08          0.57          5                3          1.00%         -43.2%
12/31/07          1.01          0                0          1.00%           0.5%
05/24/07          1.00          0                0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.75%          32.7%
12/31/08          0.57            0              0          0.75%         -43.1%
12/31/07          1.01            0              0          0.75%           0.7%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.50%          33.1%
12/31/08          0.58            0              0          0.50%         -42.9%
12/31/07          1.01            0              0          0.50%           0.8%
05/24/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.25%          33.4%
12/31/08          0.58            0              0          0.25%         -42.8%
12/31/07          1.01            0              0          0.25%           1.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78          469     $      364          0.00%          33.7%
12/31/08          0.58           98             57          0.00%         -42.6%
12/31/07          1.01           18             18          0.00%           1.1%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              3.1%
2007              1.4%

                             AUL American Unit Trust
                                    Fidelity
             Fidelity Advisor Freedom Income Fund A Class-315792200

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          131,611    $          113,930                   12,979
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          131,611
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          131,611               130,652     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
 Total                              $          131,611               130,652
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $         2,944
Mortality & expense charges                                                               (1,529)
                                                                                 ---------------
Net investment income (loss)                                                               1,415
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  (1,879)
Realized gain distributions                                                                  718
Net change in unrealized appreciation (depreciation)                                      22,104
                                                                                 ---------------
Net gain (loss)                                                                           20,943
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $        22,358
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended          Year ended
                                                                    12/31/2009          12/31/2008
                                                             -----------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,415     $           778
Net realized gain (loss)                                                (1,879)                (61)
Realized gain distributions                                                718                 614
Net change in unrealized appreciation (depreciation)                    22,104              (4,211)
                                                             -----------------     ---------------
Increase (decrease) in net assets from operations                       22,358              (2,880)
                                                             -----------------     ---------------
Contract owner transactions:
Proceeds from units sold                                               112,347              62,439
Cost of units redeemed                                                 (76,038)             (1,954)
                                                             -----------------     ---------------
Increase (decrease)                                                     36,309              60,485
                                                             -----------------     ---------------
Net increase (decrease)                                                 58,667              57,605
Net assets, beginning                                                   72,944              15,339
                                                             -----------------     ---------------
Net assets, ending                                           $         131,611              72,944
                                                             =================     ===============
Units sold                                                             131,590             118,927
Units redeemed                                                         (85,198)            (49,778)
                                                             -----------------     ---------------
Net increase (decrease)                                                 46,392              69,149
Units outstanding, beginning                                            84,260              15,111
                                                             -----------------     ---------------
Units outstanding, ending                                              130,652              84,260
                                                             =================     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $     190,166
Cost of units redeemed                                                                   (77,992)
Account charges                                                                                -
Net investment income (loss)                                                               2,336
Net realized gain (loss)                                                                  (1,940)
Realized gain distributions                                                                1,360
Net change in unrealized appreciation (depreciation)                                      17,681
                                                                                   -------------
                                                                                   $     131,611
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01          131     $      132          1.25%          16.4%
12/31/08          0.87           84             73          1.25%         -14.7%
12/31/07          1.02           15             15          1.25%           1.5%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          1.00%          16.6%
12/31/08          0.87            0              0          1.00%         -14.5%
12/31/07          1.02            0              0          1.00%           1.7%
05/24/07          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%          16.9%
12/31/08          0.87            0              0          0.75%         -14.3%
12/31/07          1.02            0              0          0.75%           1.8%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.50%          17.2%
12/31/08          0.88            0              0          0.50%         -14.1%
12/31/07          1.02            0              0          0.50%           2.0%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%          17.5%
12/31/08          0.88            0              0          0.25%         -13.9%
12/31/07          1.02            0              0          0.25%           2.1%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.00%          17.8%
12/31/08          0.88            0              0          0.00%         -13.6%
12/31/07          1.02            0              0          0.00%           2.3%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         2.9%
2008         2.4%
2007         2.3%

                             AUL American Unit Trust
                                    Fidelity
            Fidelity Advisor Value Fund A Class-315916767 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.72
Band 100                                             -                     -                     0.73
Band 75                                              -                     -                     0.73
Band 50                                              -                     -                     0.73
Band 25                                              -                     -                     0.74
Band 0                                               -                     -                     0.74
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             -
Mortality & expense charges                                                                    -
                                                                                 ---------------
Net investment income (loss)                                                                   -
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       -
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                           -
                                                                                 ---------------
Net gain (loss)                                                                                -
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $             -
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                                 12/31/2009          12/31/2008
                                                             --------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            -     $             -
Net realized gain (loss)                                                  -                   -
Realized gain distributions                                               -                   -
Net change in unrealized appreciation (depreciation)                      -                   -
                                                             --------------     ---------------
Increase (decrease) in net assets from operations                         -                   -
                                                             --------------     ---------------
Contract owner transactions:
Proceeds from units sold                                                  -                   -
Cost of units redeemed                                                    -                   -
                                                             --------------     ---------------
Increase (decrease)                                                       -                   -
                                                             --------------     ---------------
Net increase (decrease)                                                   -                   -
Net assets, beginning                                                     -                   -
                                                             --------------     ---------------
Net assets, ending                                           $            -                   -
                                                             ==============     ===============
Units sold                                                                -                   -
Units redeemed                                                            -                   -
                                                             --------------     ---------------
Net increase (decrease)                                                   -                   -
Units outstanding, beginning                                              -                   -
                                                             --------------     ---------------
Units outstanding, ending                                                 -                   -
                                                             ==============     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          -
Cost of units redeemed                                                                        -
Account charges                                                                               -
Net investment income (loss)                                                                  -
Net realized gain (loss)                                                                      -
Realized gain distributions                                                                   -
Net change in unrealized appreciation (depreciation)                                          -
                                                                                   ------------
                                                                                   $          -
                                                                                   ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          1.25%          41.2%
12/31/08          0.51            0              0          1.25%         -47.2%
12/31/07          0.97            0              0          1.25%          -3.1%
11/12/07          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          1.00%          41.5%
12/31/08          0.51            0              0          1.00%         -47.1%
12/31/07          0.97            0              0          1.00%          -3.1%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.75%          41.9%
12/31/08          0.51            0              0          0.75%         -46.9%
12/31/07          0.97            0              0          0.75%          -3.1%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.50%          42.2%
12/31/08          0.52            0              0          0.50%         -46.8%
12/31/07          0.97            0              0          0.50%          -3.0%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.25%          42.6%
12/31/08          0.52            0              0          0.25%         -46.7%
12/31/07          0.97            0              0          0.25%          -3.0%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.00%          42.9%
12/31/08          0.52            0              0          0.00%         -46.5%
12/31/07          0.97            0              0          0.00%          -3.0%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         0.0%

                             AUL American Unit Trust
                                    Fidelity
            Fidelity Advisor Value Fund T Class-315916734 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.72
Band 100                                             -                     -                     0.72
Band 75                                              -                     -                     0.73
Band 50                                              -                     -                     0.73
Band 25                                              -                     -                     0.73
Band 0                                               -                     -                     0.74
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             -
Mortality & expense charges                                                                    -
                                                                                 ---------------
Net investment income (loss)                                                                   -
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       -
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                           -
                                                                                 ---------------
Net gain (loss)                                                                                -
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $             -
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                                 12/31/2009          12/31/2008
                                                             --------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            -     $             -
Net realized gain (loss)                                                  -                   -
Realized gain distributions                                               -                   -
Net change in unrealized appreciation (depreciation)                      -                   -
                                                             --------------     ---------------
Increase (decrease) in net assets from operations                         -                   -
                                                             --------------     ---------------
Contract owner transactions:
Proceeds from units sold                                                  -                   -
Cost of units redeemed                                                    -                   -
                                                             --------------     ---------------
Increase (decrease)                                                       -                   -
                                                             --------------     ---------------
Net increase (decrease)                                                   -                   -
Net assets, beginning                                                     -                   -
                                                             --------------     ---------------
Net assets, ending                                           $            -                   -
                                                             ==============     ===============
Units sold                                                                -                   -
Units redeemed                                                            -                   -
                                                             --------------     ---------------
Net increase (decrease)                                                   -                   -
Units outstanding, beginning                                              -                   -
                                                             --------------     ---------------
Units outstanding, ending                                                 -                   -
                                                             ==============     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           -
Cost of units redeemed                                                                         -
Account charges                                                                                -
Net investment income (loss)                                                                   -
Net realized gain (loss)                                                                       -
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                           -
                                                                                   -------------
                                                                                   $           -
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          1.25%          40.8%
12/31/08          0.51            0              0          1.25%         -47.3%
12/31/07          0.97            0              0          1.25%          -3.3%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          1.00%          41.1%
12/31/08          0.51            0              0          1.00%         -47.2%
12/31/07          0.97            0              0          1.00%          -3.2%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.75%          41.5%
12/31/08          0.51            0              0          0.75%         -47.0%
12/31/07          0.97            0              0          0.75%          -3.2%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.50%          41.8%
12/31/08          0.51            0              0          0.50%         -46.9%
12/31/07          0.97            0              0          0.50%          -3.2%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.25%          42.2%
12/31/08          0.52            0              0          0.25%         -46.8%
12/31/07          0.97            0              0          0.25%          -3.1%
11/12/07          1.00            0              0          0.25%           0.0%

                                         BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.00%          42.6%
12/31/08          0.52            0              0          0.00%         -46.6%
12/31/07          0.97            0              0          0.00%          -3.1%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         0.0%

                             AUL American Unit Trust
                                    Fidelity
        Fidelity Advisor Diversified International Fund T Class-315920694

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          144,556    $          192,749                    9,833
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          144,556
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          144,556                85,749     $               1.69
Band 100                                             -                     -                     1.71
Band 75                                              -                     -                     1.74
Band 50                                              -                     -                     1.77
Band 25                                              -                     -                     1.79
Band 0                                               -                     -                     1.85
                                    ------------------    ------------------
 Total                              $          144,556                85,749
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $         1,775
Mortality & expense charges                                                               (1,831)
                                                                                 ---------------
Net investment income (loss)                                                                 (56)
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  (8,316)
Realized gain distributions                                                                  112
Net change in unrealized appreciation (depreciation)                                      38,179
                                                                                 ---------------
Net gain (loss)                                                                           29,975
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $        29,919
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                                 12/31/2009          12/31/2008
                                                             --------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (56)    $         1,920
Net realized gain (loss)                                             (8,316)              2,575
Realized gain distributions                                             112                   -
Net change in unrealized appreciation (depreciation)                 38,179            (120,918)
                                                             --------------     ---------------
Increase (decrease) in net assets from operations                    29,919            (116,423)
                                                             --------------     ---------------
Contract owner transactions:
Proceeds from units sold                                                  -                   -
Cost of units redeemed                                              (33,906)            (27,100)
                                                             --------------     ---------------
Increase (decrease)                                                 (33,906)            (27,100
                                                             --------------     ---------------
Net increase (decrease)                                              (3,987)           (143,523)
Net assets, beginning                                               148,543             292,066
                                                             --------------     ---------------
Net assets, ending                                           $      144,556             148,543
                                                             ==============     ===============
Units sold                                                                -                  12
Units redeemed                                                      (21,165)            (13,726)
                                                             --------------     ---------------
Net increase (decrease)                                             (21,165)            (13,714)
Units outstanding, beginning                                        106,914             120,628
                                                             --------------     ---------------
Units outstanding, ending                                            85,749             106,914
                                                             ==============     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $     722,790
Cost of units redeemed                                                                  (715,860)
Account charges                                                                                -
Net investment income (loss)                                                              (7,172)
Net realized gain (loss)                                                                 105,783
Realized gain distributions                                                               87,208
Net change in unrealized appreciation (depreciation)                                     (48,193)
                                                                                   -------------
                                                                                   $     144,556
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.69           86     $      145          1.25%          21.3%
12/31/08          1.39          107            149          1.25%         -42.6%
12/31/07          2.42          121            292          1.25%           8.0%
12/31/06          2.24          201            449          1.25%          14.9%
12/31/05          1.95          244            476          1.25%          17.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.71            0     $        0          1.00%          21.6%
12/31/08          1.41            0              0          1.00%         -42.5%
12/31/07          2.45            0              0          1.00%           8.3%
12/31/06          2.26            0              0          1.00%          15.2%
12/31/05          1.96            0     0        0          1.00%          17.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.74            0     $        0          0.75%          21.9%
12/31/08          1.43            0              0          0.75%         -42.3%
12/31/07          2.47            0              0          0.75%           8.6%
12/31/06          2.28            0              0          0.75%          15.5%
12/31/05          1.97            0     0        0          0.75%          17.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.77            0     $        0          0.50%          22.3%
12/31/08          1.45            0              0          0.50%         -42.2%
12/31/07          2.50            0              0          0.50%           8.8%
12/31/06          2.30            0              0          0.50%          15.8%
12/31/05          1.98            0              0          0.50%          18.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.79            0     $        0          0.25%          22.6%
12/31/08          1.46            0              0          0.25%         -42.0%
12/31/07          2.53            0              0          0.25%           9.1%
12/31/06          2.32            0              0          0.25%          16.1%
12/31/05          1.99            0              0          0.25%          18.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.85            0     $        0          0.00%          22.9%
12/31/08          1.51            0              0          0.00%         -41.9%
12/31/07          2.60            0              0          0.00%           9.4%
12/31/06          2.37            0              0          0.00%          16.4%
12/31/05          2.04            0              0          0.00%          18.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.2%
2008         2.1%
2007         0.5%
2006         0.7%
2005         0.7%

                             AUL American Unit Trust
                                    Fidelity
               Fidelity Advisor Dividend Growth T Class-315805630

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          558,058    $          503,542                   53,711
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          558,058
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          547,590               464,760     $               1.18
Band 100                                        10,468                 8,747                     1.20
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.29
                                    ------------------    ------------------
 Total                              $          558,058               473,507
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            -
Mortality & expense charges                                                              (4,205)
                                                                                 --------------
Net investment income (loss)                                                             (4,205)
                                                                                 --------------
Gain (loss) on investments:
Net realized gain (loss)                                                                (53,968)
Realized gain distributions                                                               1,179
Net change in unrealized appreciation (depreciation)                                    185,436
                                                                                 --------------
Net gain (loss)                                                                         132,647
                                                                                 --------------
Increase (decrease) in net assets from operations                                $      128,442
                                                                                 ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                                 12/31/2009          12/31/2008
                                                             --------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $       (4,205)    $        (1,102)
Net realized gain (loss)                                            (53,968)            (67,112)
Realized gain distributions                                           1,179               3,771
Net change in unrealized appreciation (depreciation)                185,436            (127,301)
                                                             --------------     ---------------
Increase (decrease) in net assets from operations                   128,442            (191,744)
                                                             --------------     ---------------
Contract owner transactions:
Proceeds from units sold                                            255,900             138,648
Cost of units redeemed                                              (60,158)           (139,119)
                                                             --------------     ---------------
Increase (decrease)                                                 195,742                (471)
                                                             --------------     ---------------
Net increase (decrease)                                             324,184            (192,215)
Net assets, beginning                                               233,874             426,089
                                                             --------------     ---------------
Net assets, ending                                           $      558,058             233,874
                                                             ==============     ===============
Units sold                                                          252,603             150,281
Units redeemed                                                      (78,738)           (151,922)
                                                             --------------     ---------------
Net increase (decrease)                                             173,865              (1,641)
Units outstanding, beginning                                        299,642             301,283
                                                             --------------     ---------------
Units outstanding, ending                                           473,507             299,642
                                                             ==============     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $   1,114,455
Cost of units redeemed                                                                  (558,930)
Account charges                                                                                -
Net investment income (loss)                                                             (12,428)
Net realized gain (loss)                                                                 (80,887)
Realized gain distributions                                                               41,332
Net change in unrealized appreciation (depreciation)                                      54,516
                                                                                   -------------
                                                                                   $     558,058
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18          465     $      548          1.25%          51.0%
12/31/08          0.78          293            229          1.25%         -44.8%
12/31/07          1.41          301            425          1.25%          -1.0%
12/31/06          1.43          322            460          1.25%          12.5%
12/31/05          1.27          281            357          1.25%           1.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            9     $       10          1.00%          51.4%
12/31/08          0.79            7              5          1.00%         -44.7%
12/31/07          1.43            1              1          1.00%          -0.7%
12/31/06          1.44            0              0          1.00%          12.9%
12/31/05          1.28            0     0        0          1.00%           1.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.75%          51.8%
12/31/08          0.80            0              0          0.75%         -44.5%
12/31/07          1.44            0              0          0.75%          -0.5%
12/31/06          1.45            0              0          0.75%          13.1%
12/31/05          1.28            0     0        0          0.75%           2.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          52.1%
12/31/08          0.81            0              0          0.50%         -44.4%
12/31/07          1.46            0              0          0.50%          -0.2%
12/31/06          1.46            0              0          0.50%          13.4%
12/31/05          1.29            0     0        0          0.50%           2.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          52.5%
12/31/08          0.82            0              0          0.25%         -44.3%
12/31/07          1.48            0              0          0.25%           0.0%
12/31/06          1.48            0              0          0.25%          13.7%
12/31/05          1.30            0              0          0.25%           2.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.00%          52.9%
12/31/08          0.85            0              0          0.00%         -44.1%
12/31/07          1.51            0              0          0.00%           0.3%
12/31/06          1.51            0              0          0.00%          14.0%
12/31/05          1.33            0              0          0.00%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         1.0%
2007         0.4%
2006         0.9%
2005         0.0%

                             AUL American Unit Trust
                                    Fidelity
      Fidelity Advisor Dynamic Capital Appreciation Fund T Class-315805572

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          141,230    $          160,395                    9,047
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          141,230
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          141,230               119,672     $               1.18
Band 100                                             -                     -                     1.20
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.26
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
 Total                              $          141,230               119,672
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             -
Mortality & expense charges                                                               (1,368)
                                                                                 ---------------
Net investment income (loss)                                                              (1,368)
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (13,169)
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                      47,915
                                                                                 ---------------
Net gain (loss)                                                                           34,746
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $        33,378
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                                 12/31/2009          12/31/2008
                                                             --------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $       (1,368)    $        (1,840)
Net realized gain (loss)                                            (13,169)            (15,098)
Realized gain distributions                                               -                   -
Net change in unrealized appreciation (depreciation)                 47,915             (68,447)
                                                             --------------     ---------------
Increase (decrease) in net assets from operations                    33,378             (85,385)
                                                             --------------     ---------------
Contract owner transactions:
Proceeds from units sold                                             34,278              23,588
Cost of units redeemed                                              (26,420)            (43,928)
                                                             --------------     ---------------
Increase (decrease)                                                   7,858             (20,340)
                                                             --------------     ---------------
Net increase (decrease)                                              41,236            (105,725)
Net assets, beginning                                                99,994             205,719
                                                             --------------     ---------------
Net assets, ending                                           $      141,230              99,994
                                                             ==============     ===============
Units sold                                                           33,479              17,448
Units redeemed                                                      (26,802)            (41,301)
                                                             --------------     ---------------
Net increase (decrease)                                               6,677             (23,853)
Units outstanding, beginning                                        112,995             136,848
                                                             --------------     ---------------
Units outstanding, ending                                           119,672             112,995
                                                             ==============     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $     302,426
Cost of units redeemed                                                                  (114,339)
Account charges                                                                                -
Net investment income (loss)                                                              (5,440)
Net realized gain (loss)                                                                 (22,252)
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                     (19,165)
                                                                                   -------------
                                                                                   $     141,230
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18          120     $      141          1.25%          33.4%
12/31/08          0.88          113            100          1.25%         -41.1%
12/31/07          1.50          137            206          1.25%           4.6%
12/31/06          1.44           34             48          1.25%          11.4%
12/31/05          1.29            0              0          1.25%          19.4%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          1.00%          33.7%
12/31/08          0.90            0              0          1.00%         -41.0%
12/31/07          1.52            0              0          1.00%           4.9%
12/31/06          1.45            0              0          1.00%          11.9%
12/31/05          1.29            0     0        0          1.00%          19.6%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.75%          34.0%
12/31/08          0.91            0              0          0.75%         -40.8%
12/31/07          1.54            0              0          0.75%           5.1%
12/31/06          1.46            0              0          0.75%          12.2%
12/31/05          1.30            0     0        0          0.75%          19.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          34.4%
12/31/08          0.92            0              0          0.50%         -40.7%
12/31/07          1.55            0              0          0.50%           5.4%
12/31/06          1.47            0              0          0.50%          12.4%
12/31/05          1.31            0              0          0.50%          20.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.25%          34.7%
12/31/08          0.93            0              0          0.25%         -40.5%
12/31/07          1.57            0              0          0.25%           5.7%
12/31/06          1.48            0              0          0.25%          12.7%
12/31/05          1.32            0              0          0.25%          20.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          35.0%
12/31/08          0.95            0              0          0.00%         -40.4%
12/31/07          1.59            0              0          0.00%           5.9%
12/31/06          1.50            0              0          0.00%          13.0%
12/31/05          1.32            0              0          0.00%          20.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.1%
2007         0.0%
2006         0.0%
2005         0.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Equity Growth Fund T Class-315805200

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,062,092    $        1,204,852                   24,371
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,062,092
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          482,647               501,550     $               0.96
Band 100                                             -                     -                     0.98
Band 75                                              -                     -                     0.99
Band 50                                        579,445               577,242                     1.00
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $        1,062,092             1,078,792
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             -
Mortality & expense charges                                                               (6,205)
                                                                                 ---------------
Net investment income (loss)                                                              (6,205)
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (32,071)
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                     235,584
                                                                                 ---------------
Net gain (loss)                                                                          203,513
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $       197,308
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Year ended          Year ended
                                                                 12/31/2009          12/31/2008
                                                             --------------     ---------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $       (6,205)    $        (7,343)
Net realized gain (loss)                                            (32,071)             20,928
Realized gain distributions                                               -                   -
Net change in unrealized appreciation (depreciation)                235,584            (590,360)
                                                             --------------     ---------------
Increase (decrease) in net assets from operations                   197,308            (576,775)
                                                             --------------     ---------------
Contract owner transactions:
Proceeds from units sold                                            303,837             403,000
Cost of units redeemed                                             (106,390)           (222,744)
                                                             --------------     ---------------
Increase (decrease)                                                 197,447             180,256
                                                             --------------     ---------------
Net increase (decrease)                                             394,755            (396,519)
Net assets, beginning                                               667,337           1,063,856
                                                             --------------     ---------------
Net assets, ending                                           $    1,062,092             667,337
                                                             ==============     ===============
Units sold                                                          356,363             330,238
Units redeemed                                                     (133,575)           (189,590)
                                                             --------------     ---------------
Net increase (decrease)                                             222,788             140,648
Units outstanding, beginning                                        856,004             715,356
                                                             --------------     ---------------
Units outstanding, ending                                         1,078,792             856,004
                                                             ==============     ===============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $   1,770,182
Cost of units redeemed                                                                  (559,826)
Account charges                                                                                -
Net investment income (loss)                                                             (20,914)
Net realized gain (loss)                                                                  15,410
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                    (142,760)
                                                                                   -------------
                                                                                   $   1,062,092
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96          502     $      483          1.25%          26.1%
12/31/08          0.76          340            260          1.25%         -47.7%
12/31/07          1.46          227            331          1.25%          24.5%
12/31/06          1.17           36             43          1.25%           4.7%
12/31/05          1.12            2              2          1.25%           4.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          1.00%          26.4%
12/31/08          0.77            0              0          1.00%         -47.6%
12/31/07          1.47            0              0          1.00%          24.8%
12/31/06          1.18            0              0          1.00%           5.3%
12/31/05          1.12            0     0        0          1.00%           4.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.75%          26.7%
12/31/08          0.78            0              0          0.75%         -47.4%
12/31/07          1.49            0              0          0.75%          25.1%
12/31/06          1.19            0              0          0.75%           5.5%
12/31/05          1.13            0     0        0          0.75%           4.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00          577     $      579          0.50%          27.0%
12/31/08          0.79          516            408          0.50%         -47.3%
12/31/07          1.50          488            733          0.50%          25.5%
12/31/06          1.20          474            566          0.50%           5.8%
12/31/05          1.13            0              0          0.50%           4.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%          27.3%
12/31/08          0.80            0              0          0.25%         -47.2%
12/31/07          1.51            0              0          0.25%          25.8%
12/31/06          1.20            0              0          0.25%           6.1%
12/31/05          1.13            0              0          0.25%           4.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%          27.7%
12/31/08          0.81            0              0          0.00%         -47.0%
12/31/07          1.53            0              0          0.00%          26.1%
12/31/06          1.21            0              0          0.00%           6.3%
12/31/05          1.14            0              0          0.00%           5.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         0.0%
2006         0.0%
2005         0.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Equity Income Fund T Class-315808204

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          919,245    $        1,097,615                   44,300
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          919,245
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          509,226               405,974     $               1.25
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.29
Band 50                                        378,927               288,245                     1.31
Band 25                                              -                     -                     1.34
Band 0                                          31,092                22,644                     1.37
                                    ------------------    ------------------
 Total                              $          919,245               716,863
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             11,273
Mortality & expense charges                                                                    (6,540)
                                                                                 --------------------
Net investment income (loss)                                                                    4,733
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (59,137)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          227,247
                                                                                 --------------------
Net gain (loss)                                                                               168,110
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            172,843
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,733     $            3,054
Net realized gain (loss)                                               (59,137)               (18,006)
Realized gain distributions                                                  -                 10,028
Net change in unrealized appreciation (depreciation)                   227,247               (396,886)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      172,843               (401,810)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               205,496                266,857
Cost of units redeemed                                                (100,511)               (88,450)
                                                             -----------------     ------------------
Increase (decrease)                                                    104,985                178,407
                                                             -----------------     ------------------
Net increase (decrease)                                                277,828               (223,403)
Net assets, beginning                                                  641,417                864,820
                                                             -----------------     ------------------
Net assets, ending                                           $         919,245                641,417
                                                             =================     ==================
Units sold                                                             207,165                193,434
Units redeemed                                                        (105,884)               (65,291)
                                                             -----------------     ------------------
Net increase (decrease)                                                101,281                128,143
Units outstanding, beginning                                           615,582                487,439
                                                             -----------------     ------------------
Units outstanding, ending                                              716,863                615,582
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,391,603
Cost of units redeemed                                                                       (352,695)
Account charges                                                                                     -
Net investment income (loss)                                                                    9,000
Net realized gain (loss)                                                                      (62,442)
Realized gain distributions                                                                   112,149
Net change in unrealized appreciation (depreciation)                                         (178,370)
                                                                                   ------------------
                                                                                   $          919,245
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25          406     $      509          1.25%          22.7%
12/31/08          1.02          333            340          1.25%         -41.5%
12/31/07          1.75          265            463          1.25%           2.1%
12/31/06          1.71          185            317          1.25%          15.7%
12/31/05          1.48          143            212          1.25%           5.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.00%          23.0%
12/31/08          1.04            0              0          1.00%         -41.3%
12/31/07          1.77            0              0          1.00%           2.3%
12/31/06          1.73            0              0          1.00%          15.7%
12/31/05          1.49            0              0          1.00%           5.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          23.3%
12/31/08          1.05            0              0          0.75%         -41.2%
12/31/07          1.78            0              0          0.75%           2.6%
12/31/06          1.74            0              0          0.75%          16.0%
12/31/05          1.50            0     0        0          0.75%           5.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31          288     $      379          0.50%          23.7%
12/31/08          1.06          267            284          0.50%         -41.1%
12/31/07          1.80          211            381          0.50%           2.8%
12/31/06          1.75          186            326          0.50%          16.3%
12/31/05          1.51            0              0          0.50%           5.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.25%          24.0%
12/31/08          1.08            0              0          0.25%         -40.9%
12/31/07          1.82            0              0          0.25%           3.1%
12/31/06          1.77            0              0          0.25%          16.5%
12/31/05          1.52            0              0          0.25%           5.8%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37           23     $       31          0.00%          24.3%
12/31/08          1.10           15             17          0.00%         -40.8%
12/31/07          1.87           11             21          0.00%           3.4%
12/31/06          1.80            6             10          0.00%          16.8%
12/31/05          1.54            0              0          0.00%           6.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.4%
2008              1.3%
2007              0.9%
2006              1.3%
2005              0.9%

                             AUL American Unit Trust
                                    Fidelity
               Fidelity Advisor Growth & Income T Class-315805820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           92,116    $           93,101                    6,128
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           92,116
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           69,698                62,255     $               1.12
Band 100                                        22,418                19,714                     1.14
Band 75                                              -                     -                     1.16
Band 50                                              -                     -                     1.17
Band 25                                              -                     -                     1.19
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
 Total                              $           92,116                81,969
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                171
Mortality & expense charges                                                                    (1,015)
                                                                                 --------------------
Net investment income (loss)                                                                     (844)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (17,315)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           38,627
                                                                                 --------------------
Net gain (loss)                                                                                21,312
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             20,468
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (844)    $             (671)
Net realized gain (loss)                                               (17,315)                (5,585)
Realized gain distributions                                                  -                    118
Net change in unrealized appreciation (depreciation)                    38,627                (39,196)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       20,468                (45,334)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                43,597                 93,567
Cost of units redeemed                                                 (42,694)               (22,636)
                                                             -----------------     ------------------
Increase (decrease)                                                        903                 70,931
                                                             -----------------     ------------------
Net increase (decrease)                                                 21,371                 25,597
Net assets, beginning                                                   70,745                 45,148
                                                             -----------------     ------------------
Net assets, ending                                           $          92,116                 70,745
                                                             =================     ==================
Units sold                                                              53,017                 67,846
Units redeemed                                                         (49,525)               (18,325)
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,492                 49,521
Units outstanding, beginning                                            78,477                 28,956
                                                             -----------------     ------------------
Units outstanding, ending                                               81,969                 78,477
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          195,665
Cost of units redeemed                                                                        (81,245)
Account charges                                                                                     -
Net investment income (loss)                                                                   (1,823)
Net realized gain (loss)                                                                      (21,695)
Realized gain distributions                                                                     2,199
Net change in unrealized appreciation (depreciation)                                             (985)
                                                                                   ------------------
                                                                                   $           92,116
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12           62     $       70          1.25%          24.5%
12/31/08          0.90           62             55          1.25%         -42.3%
12/31/07          1.56           29             45          1.25%           9.8%
12/31/06          1.42            6              8          1.25%          11.0%
12/31/05          1.28            0              0          1.25%           5.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14           20     $       22          1.00%          24.9%
12/31/08          0.91           17             15          1.00%         -42.2%
12/31/07          1.58            0              0          1.00%          10.0%
12/31/06          1.43            0              0          1.00%          11.3%
12/31/05          1.29            0     0        0          1.00%           5.8%
                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.75%          25.2%
12/31/08          0.92            0              0          0.75%         -42.1%
12/31/07          1.59            0              0          0.75%          10.3%
12/31/06          1.44            0              0          0.75%          11.6%
12/31/05          1.29            0     0        0          0.75%           6.1%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.50%          25.5%
12/31/08          0.94            0              0          0.50%         -41.9%
12/31/07          1.61            0              0          0.50%          10.6%
12/31/06          1.46            0              0          0.50%          11.8%
12/31/05          1.30            0              0          0.50%           6.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.25%          25.8%
12/31/08          0.95            0              0          0.25%         -41.8%
12/31/07          1.63            0              0          0.25%          10.9%
12/31/06          1.47            0              0          0.25%          12.1%
12/31/05          1.31            0              0          0.25%           6.6%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.00%          26.1%
12/31/08          0.97            0              0          0.00%         -41.6%
12/31/07          1.67            0              0          0.00%          11.1%
12/31/06          1.50            0              0          0.00%          12.4%
12/31/05          1.33            0              0          0.00%           6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.5%
2007              0.1%
2006              0.1%
2005              0.0%

                             AUL American Unit Trust
                                    Fidelity
          Fidelity Advisor Growth Opportunities Fund T Class-315807206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          180,244    $          175,218                    6,462
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          180,244
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          180,244               190,108     $               0.95
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.98
Band 50                                              -                     -                     0.99
Band 25                                              -                     -                     1.00
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
 Total                              $          180,244               190,108
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                340
Mortality & expense charges                                                                    (2,135)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,795)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (59,877)
Realized gain distributions                                                                       128
Net change in unrealized appreciation (depreciation)                                          131,817
                                                                                 --------------------
Net gain (loss)                                                                                72,068
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             70,273
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,795)    $           (2,439)
Net realized gain (loss)                                               (59,877)                 4,455
Realized gain distributions                                                128                      -
Net change in unrealized appreciation (depreciation)                   131,817               (150,699)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       70,273               (148,683)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                27,292                247,509
Cost of units redeemed                                                 (51,729)              (123,102)
                                                             -----------------     ------------------
Increase (decrease)                                                    (24,437)               124,407
                                                             -----------------     ------------------
Net increase (decrease)                                                 45,836                (24,276)
Net assets, beginning                                                  134,408                158,684
                                                             -----------------     ------------------
Net assets, ending                                           $         180,244                134,408
                                                             =================     ==================
Units sold                                                             136,628                195,399
Units redeemed                                                        (152,153)               (96,742)
                                                             -----------------     ------------------
Net increase (decrease)                                                (15,525)                98,657
Units outstanding, beginning                                           205,633                106,976
                                                             -----------------     ------------------
Units outstanding, ending                                              190,108                205,633
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          437,297
Cost of units redeemed                                                                       (204,538)
Account charges                                                                                     -
Net investment income (loss)                                                                   (6,746)
Net realized gain (loss)                                                                      (50,923)
Realized gain distributions                                                                       128
Net change in unrealized appreciation (depreciation)                                            5,026
                                                                                   ------------------
                                                                                   $          180,244
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95          190     $      180          1.25%          45.1%
12/31/08          0.65          206            134          1.25%         -55.9%
12/31/07          1.48          107            159          1.25%          21.3%
12/31/06          1.22           62             75          1.25%           3.6%
12/31/05          1.18           44             52          1.25%           7.3%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.00%          45.4%
12/31/08          0.66            0              0          1.00%         -55.8%
12/31/07          1.50            0              0          1.00%          21.6%
12/31/06          1.23            0              0          1.00%           3.9%
12/31/05          1.18            0     0        0          1.00%           7.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.75%          45.8%
12/31/08          0.67            0              0          0.75%         -55.7%
12/31/07          1.51            0              0          0.75%          21.9%
12/31/06          1.24            0              0          0.75%           4.1%
12/31/05          1.19            0     0        0          0.75%           7.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.50%          46.1%
12/31/08          0.68            0              0          0.50%         -55.6%
12/31/07          1.52            0              0          0.50%          22.2%
12/31/06          1.25            0              0          0.50%           4.4%
12/31/05          1.19            0              0          0.50%           7.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.25%          46.5%
12/31/08          0.68            0              0          0.25%         -55.5%
12/31/07          1.54            0              0          0.25%          22.6%
12/31/06          1.26            0              0          0.25%           4.6%
12/31/05          1.20            0              0          0.25%           8.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%          46.9%
12/31/08          0.69            0              0          0.00%         -55.4%
12/31/07          1.55            0              0          0.00%          22.9%
12/31/06          1.26            0              0          0.00%           4.9%
12/31/05          1.20            0              0          0.00%           8.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                    Fidelity
   Fidelity Advisor International Capital Appreciation Fund T Class-315920827

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,164    $            1,920                      121
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,164
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            1,164                 1,009     $               1.15
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
 Total                              $            1,164                 1,009
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  7
Mortality & expense charges                                                                       (11)
                                                                                 --------------------
Net investment income (loss)                                                                       (4)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (14)
Realized gain distributions                                                                        18
Net change in unrealized appreciation (depreciation)                                              406
                                                                                 --------------------
Net gain (loss)                                                                                   410
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                406
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (4)    $              (14)
Net realized gain (loss)                                                   (14)                   (14)
Realized gain distributions                                                 18                      -
Net change in unrealized appreciation (depreciation)                       406                   (782)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          406                   (810)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      0
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      0
                                                             -----------------     ------------------
Net increase (decrease)                                                    406                   (810)
Net assets, beginning                                                      758                  1,568
                                                             -----------------     ------------------
Net assets, ending                                           $           1,164                    758
                                                             =================     ==================
Units sold                                                                   0                      0
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      0                      0
Units outstanding, beginning                                             1,009                  1,009
                                                             -----------------     ------------------
Units outstanding, ending                                                1,009                  1,009
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            1,622
Cost of units redeemed                                                                           (478)
Account charges                                                                                     -
Net investment income (loss)                                                                      (55)
Net realized gain (loss)                                                                          (28)
Realized gain distributions                                                                       859
Net change in unrealized appreciation (depreciation)                                             (756)
                                                                                   ------------------
                                                                                   $            1,164
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            1     $        1          1.25%          53.5%
12/31/08          0.75            1              1          1.25%         -51.6%
12/31/07          1.55            1              2          1.25%           3.1%
12/31/06          1.51            1              2          1.25%          13.3%
12/31/05          1.33            2              2          1.25%          33.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          1.00%          53.9%
12/31/08          0.76            0              0          1.00%         -51.5%
12/31/07          1.57            0              0          1.00%           3.3%
12/31/06          1.52            0              0          1.00%          13.3%
12/31/05          1.34            0     0        0          1.00%          33.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          54.3%
12/31/08          0.77            0              0          0.75%         -51.4%
12/31/07          1.58            0              0          0.75%           3.6%
12/31/06          1.53            0              0          0.75%          13.6%
12/31/05          1.34            0     0        0          0.75%          34.4%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.50%          54.7%
12/31/08          0.78            0              0          0.50%         -51.3%
12/31/07          1.60            0              0          0.50%           3.9%
12/31/06          1.54            0              0          0.50%          13.9%
12/31/05          1.35            0              0          0.50%          35.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.25%          55.1%
12/31/08          0.79            0              0          0.25%         -51.2%
12/31/07          1.61            0              0          0.25%           4.1%
12/31/06          1.55            0              0          0.25%          14.2%
12/31/05          1.36            0              0          0.25%          35.5%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.00%          55.5%
12/31/08          0.80            0              0          0.00%         -51.0%
12/31/07          1.63            0              0          0.00%           4.4%
12/31/06          1.56            0              0          0.00%          14.5%
12/31/05          1.36            0              0          0.00%          36.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              0.1%
2007              0.0%
2006              0.4%
2005              1.1%

                             AUL American Unit Trust
                                    Fidelity
                 Fidelity Advisor Mid-Cap Fund T Class-315805408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          190,046    $          206,019                   11,630
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          190,046
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          190,046               135,266     $               1.40
Band 100                                             -                     -                     1.43
Band 75                                              -                     -                     1.45
Band 50                                              -                     -                     1.47
Band 25                                              -                     -                     1.50
Band 0                                               -                     -                     1.53
                                    ------------------    ------------------
 Total                              $          190,046               135,266
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                184
Mortality & expense charges                                                                    (2,004)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,820)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (49,694)
Realized gain distributions                                                                        57
Net change in unrealized appreciation (depreciation)                                          112,506
                                                                                 --------------------
Net gain (loss)                                                                                62,869
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             61,049
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,820)    $           (2,280)
Net realized gain (loss)                                               (49,694)                (7,927)
Realized gain distributions                                                 57                  1,224
Net change in unrealized appreciation (depreciation)                   112,506               (118,787)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       61,049               (127,770)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                10,240                 74,719
Cost of units redeemed                                                 (14,672)               (34,347)
                                                             -----------------     ------------------
Increase (decrease)                                                     (4,432)                40,372
                                                             -----------------     ------------------
Net increase (decrease)                                                 56,617                (87,398)
Net assets, beginning                                                  133,429                220,827
                                                             -----------------     ------------------
Net assets, ending                                           $         190,046                133,429
                                                             =================     ==================
Units sold                                                              53,785                 51,204
Units redeemed                                                         (55,898)               (20,645)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (2,113)                30,559
Units outstanding, beginning                                           137,379                106,820
                                                             -----------------     ------------------
Units outstanding, ending                                              135,266                137,379
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          617,555
Cost of units redeemed                                                                       (491,226)
Account charges                                                                                     -
Net investment income (loss)                                                                  (16,503)
Net realized gain (loss)                                                                      (12,130)
Realized gain distributions                                                                   108,323
Net change in unrealized appreciation (depreciation)                                          (15,973)
                                                                                   ------------------
                                                                                   $          190,046
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40          135     $      190          1.25%          44.7%
12/31/08          0.97          137            133          1.25%         -53.0%
12/31/07          2.07          107            221          1.25%           8.1%
12/31/06          1.91          222            424          1.25%          11.8%
12/31/05          1.71          189            323          1.25%           6.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.43            0     $        0          1.00%          45.0%
12/31/08          0.98            0              0          1.00%         -52.9%
12/31/07          2.09            0              0          1.00%           8.4%
12/31/06          1.93            0              0          1.00%          11.9%
12/31/05          1.72            0     0        0          1.00%           7.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.45            0     $        0          0.75%          45.4%
12/31/08          1.00            0              0          0.75%         -52.8%
12/31/07          2.11            0              0          0.75%           8.7%
12/31/06          1.94            0              0          0.75%          12.2%
12/31/05          1.73            0     0        0          0.75%           7.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47            0     $        0          0.50%          45.7%
12/31/08          1.01            0              0          0.50%         -52.7%
12/31/07          2.13            0              0          0.50%           9.0%
12/31/06          1.96            0              0          0.50%          12.4%
12/31/05          1.74            0              0          0.50%           7.5%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.50            0     $        0          0.25%          46.1%
12/31/08          1.02            0              0          0.25%         -52.5%
12/31/07          2.16            0              0          0.25%           9.2%
12/31/06          1.97            0              0          0.25%          12.7%
12/31/05          1.75            0              0          0.25%           7.8%

<
                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.53            0     $        0          0.00%          46.5%
12/31/08          1.05            0              0          0.00%         -52.4%
12/31/07          2.20            0              0          0.00%           9.5%
12/31/06          2.01            0              0          0.00%          13.0%
12/31/05          1.78            0              0          0.00%           8.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor New Insights Fund T Class-316071307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,020,864    $        1,803,906                  118,317
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,020,864
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,983,777             1,673,112     $               1.19
Band 100                                        28,237                23,541                     1.20
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.24
Band 0                                           8,850                 7,046                     1.26
                                    ------------------    ------------------
 Total                              $        2,020,864             1,703,699
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (18,482)
                                                                                 --------------------
Net investment income (loss)                                                                  (18,482)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (104,089)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          543,507
                                                                                 --------------------
Net gain (loss)                                                                               439,418
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            420,936
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (18,482)    $          (11,913)
Net realized gain (loss)                                              (104,089)                 9,497
Realized gain distributions                                                  -                  5,634
Net change in unrealized appreciation (depreciation)                   543,507               (487,614)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      420,936               (484,396)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,182,691                868,095
Cost of units redeemed                                                (484,706)              (524,447)
                                                             -----------------     ------------------
Increase (decrease)                                                    697,985                343,648
                                                             -----------------     ------------------
Net increase (decrease)                                              1,118,921               (140,748)
Net assets, beginning                                                  901,943              1,042,691
                                                             -----------------     ------------------
Net assets, ending                                           $       2,020,864                901,943
                                                             =================     ==================
Units sold                                                           1,263,045                692,989
Units redeemed                                                        (526,821)              (409,004)
                                                             -----------------     ------------------
Net increase (decrease)                                                736,224                283,985
Units outstanding, beginning                                           967,475                683,490
                                                             -----------------     ------------------
Units outstanding, ending                                            1,703,699                967,475
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,490,422
Cost of units redeemed                                                                     (1,577,270)
Account charges                                                                                     -
Net investment income (loss)                                                                  (49,717)
Net realized gain (loss)                                                                      (85,192)
Realized gain distributions                                                                    25,663
Net change in unrealized appreciation (depreciation)                                          216,958
                                                                                   ------------------
                                                                                   $        2,020,864
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19        1,673     $    1,984          1.25%          27.2%
12/31/08          0.93          947            883          1.25%         -38.9%
12/31/07          1.53          683          1,043          1.25%          18.5%
12/31/06          1.29          645            830          1.25%           9.1%
12/31/05          1.18           30             35          1.25%          18.0%

>
                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20           24     $       28          1.00%          27.5%
12/31/08          0.94           21             19          1.00%         -38.7%
12/31/07          1.54            0              0          1.00%          18.8%
12/31/06          1.29            0              0          1.00%           9.8%
12/31/05          1.18            0     0        0          1.00%          17.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.75%          27.8%
12/31/08          0.95            0              0          0.75%         -38.6%
12/31/07          1.55            0              0          0.75%          19.1%
12/31/06          1.30            0              0          0.75%          10.1%
12/31/05          1.18            0     0        0          0.75%          17.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          28.2%
12/31/08          0.96            0              0          0.50%         -38.4%
12/31/07          1.56            0              0          0.50%          19.4%
12/31/06          1.30            0              0          0.50%          10.4%
12/31/05          1.18            0              0          0.50%          18.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.25%          28.5%
12/31/08          0.97            0              0          0.25%         -38.3%
12/31/07          1.57            0              0          0.25%          19.7%
12/31/06          1.31            0              0          0.25%          10.6%
12/31/05          1.18            0              0          0.25%          18.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            7     $        9          0.00%          28.8%
12/31/08          0.98            0              0          0.00%         -38.1%
12/31/07          1.58            0              0          0.00%          20.0%
12/31/06          1.31            0              0          0.00%          10.9%
12/31/05          1.18            0              0          0.00%          18.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                    Fidelity
                Fidelity Advisor Overseas Fund T Class-315918102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          902  $        1,308              53
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $          902
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          902             709  $         1.27
Band 100                                       -               -            1.29
Band 75                                        -               -            1.31
Band 50                                        -               -            1.33
Band 25                                        -               -            1.35
Band 0                                         -               -            1.36
                                  --------------  --------------
  Total                           $          902             709
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $           10
Mortality & expense charges                                                   (9)
                                                                  --------------
Net investment income (loss)                                                   1
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                      (7)
Realized gain distributions                                                    1
Net change in unrealized appreciation (depreciation)                         183
                                                                  --------------
Net gain (loss)                                                              177
                                                                  --------------
Increase (decrease) in net assets from operations                 $          178
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           1       $        (394)
Net realized gain (loss)                                               (7)             (6,742)
Realized gain distributions                                             1                   -
Net change in unrealized appreciation (depreciation)                  183             (12,063)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                     178             (19,199)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                                -             (25,965)
Cost of units redeemed                                                  -              (1,040)
                                                            -------------       -------------
Increase (decrease)                                                     -             (27,005)
                                                            -------------       -------------
Net increase (decrease)                                               178             (46,204)
Net assets, beginning                                                 724              46,928
                                                            -------------       -------------
Net assets, ending                                          $         902                 724
                                                            =============       =============
Units sold                                                              0                  (1)
Units redeemed                                                          -             (25,097)
                                                            -------------       -------------
Net increase (decrease)                                                 0             (25,098)
Units outstanding, beginning                                          709              25,807
                                                            -------------       -------------
Units outstanding, ending                                             709                 709
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        20,385
Cost of units redeemed                                                   (21,637)
Account charges                                                                -
Net investment income (loss)                                                (920)
Net realized gain (loss)                                                  (2,806)
Realized gain distributions                                                6,286
Net change in unrealized appreciation (depreciation)                        (406)
                                                                 ---------------
                                                                 $           902
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.27             1   $        1           1.25%           24.5%
12/31/08         1.02             1            1           1.25%          -43.8%
12/31/07         1.82            26           47           1.25%           15.4%
12/31/06         1.58            33           52           1.25%           17.6%
12/31/05         1.34            36           48           1.25%           12.6%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           1.00%           24.9%
12/31/08         1.03             0            0           1.00%          -43.7%
12/31/07         1.83             0            0           1.00%           15.6%
12/31/06         1.59             0            0           1.00%           17.6%
12/31/05         1.35             0   0        0           1.00%           13.2%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.31             0   $        0           0.75%           25.2%
12/31/08         1.05             0            0           0.75%          -43.6%
12/31/07         1.85             0            0           0.75%           15.9%
12/31/06         1.60             0            0           0.75%           17.9%
12/31/05         1.35             0   0        0           0.75%           13.5%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.33             0   $        0           0.50%           25.5%
12/31/08         1.06             0            0           0.50%          -43.4%
12/31/07         1.87             0            0           0.50%           16.2%
12/31/06         1.61             0            0           0.50%           18.2%
12/31/05         1.36             0            0           0.50%           13.8%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.35             0   $        0           0.25%           25.8%
12/31/08         1.07             0            0           0.25%          -43.3%
12/31/07         1.89             0            0           0.25%           16.5%
12/31/06         1.62             0            0           0.25%           18.5%
12/31/05         1.37             0            0           0.25%           14.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.36             0   $        0           0.00%           26.1%
12/31/08         1.08             0            0           0.00%          -43.1%
12/31/07         1.90             0            0           0.00%           16.8%
12/31/06         1.63             0            0           0.00%           18.8%
12/31/05         1.37             0            0           0.00%           14.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.2%
2008             0.0%
2007             1.0%
2006             0.9%
2005             0.7%

                             AUL American Unit Trust
                                    Fidelity
                Fidelity Advisor Small-Cap Fund T Class-315805663

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,633,883  $    7,324,538         356,723
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    7,633,883
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,900,436       3,485,504  $         1.98
Band 100                                     113              56            2.01
Band 75                                        -               -            2.04
Band 50                                  250,417         120,694            2.07
Band 25                                        -               -            2.11
Band 0                                   482,917         222,548            2.17
                                  --------------  --------------
  Total                           $    7,633,883       3,828,802
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (64,220)
                                                                  --------------
Net investment income (loss)                                             (64,220)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (188,073)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,693,989
                                                                  --------------
Net gain (loss)                                                        1,505,916
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,441,696
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     (64,220)      $     (47,352)
Net realized gain (loss)                                         (188,073)            (66,102)
Realized gain distributions                                             -             183,348
Net change in unrealized appreciation (depreciation)            1,693,989          (1,501,488)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               1,441,696          (1,431,594)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        3,262,106           3,004,669
Cost of units redeemed                                         (1,312,090)         (1,500,013)
                                                            -------------       -------------
Increase (decrease)                                             1,950,016           1,504,656
                                                            =============       =============
Net increase (decrease)                                         3,391,712              73,062
Net assets, beginning                                           4,242,171           4,169,109
                                                            -------------       -------------
Net assets, ending                                          $   7,633,883           4,242,171
                                                            =============       =============
Units sold                                                      2,027,238           1,584,404
Units redeemed                                                   (880,169)           (804,238)
                                                            -------------       -------------
Net increase (decrease)                                         1,147,069             780,166
Units outstanding, beginning                                    2,681,733           1,901,567
                                                            -------------       -------------
Units outstanding, ending                                       3,828,802           2,681,733
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    12,234,071
Cost of units redeemed                                                (5,349,661)
Account charges                                                                -
Net investment income (loss)                                            (114,093)
Net realized gain (loss)                                                (332,846)
Realized gain distributions                                              887,067
Net change in unrealized appreciation (depreciation)                     309,345
                                                                 ---------------
                                                                 $     7,633,883
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.98        3,486    $    6,900           1.25%            26.0%
12/31/08         1.57        2,404         3,776           1.25%           -27.8%
12/31/07         2.18        1,664         3,623           1.25%            11.2%
12/31/06         1.96        1,502         2,940           1.25%             8.1%
12/31/05         1.81          950         1,720           1.25%             5.8%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.01             0   $        0           1.00%           26.3%
12/31/08         1.59             0            0           1.00%          -27.7%
12/31/07         2.20             0            0           1.00%           11.5%
12/31/06         1.97             0            0           1.00%            8.6%
12/31/05         1.82             0   0        0           1.00%            6.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.04             0   $        0           0.75%           26.7%
12/31/08         1.61             0            0           0.75%          -27.5%
12/31/07         2.22             0            0           0.75%           11.8%
12/31/06         1.99             0            0           0.75%            8.9%
12/31/05         1.83             0   0        0           0.75%            6.2%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.07           121   $      250           0.50%           27.0%
12/31/08         1.63           101          165           0.50%          -27.3%
12/31/07         2.25            86          194           0.50%           12.1%
12/31/06         2.01            73          146           0.50%            9.1%
12/31/05         1.84             0            0           0.50%            6.5%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.11             0   $        0           0.25%           27.3%
12/31/08         1.66             0            0           0.25%          -27.1%
12/31/07         2.27             0            0           0.25%           12.4%
12/31/06         2.02             0            0           0.25%            9.4%
12/31/05         1.85             0            0           0.25%            6.8%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.17           223   $      483           0.00%           27.6%
12/31/08         1.70           177          301           0.00%          -26.9%
12/31/07         2.33           152          353           0.00%           12.6%
12/31/06         2.07           100          206           0.00%            9.7%
12/31/05         1.88             0            0           0.00%            7.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.0%
2007             0.0%
2006             0.0%
2005             0.0%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2010 Fund T Class-315792879

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    8,425,201  $    7,419,694         803,165
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    8,425,201
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    6,822,334       6,463,555  $         1.06
Band 100                                 573,751         537,044            1.07
Band 75                                        -               -            1.08
Band 50                                        -               -            1.09
Band 25                                        -               -            1.11
Band 0                                 1,029,116         917,807            1.12
                                  --------------  --------------
  Total                           $    8,425,201       7,918,406
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      145,575
Mortality & expense charges                                              (75,288)
                                                                  --------------
Net investment income (loss)                                              70,287
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,026,474)
Realized gain distributions                                               65,631
Net change in unrealized appreciation (depreciation)                   2,442,675
                                                                  --------------
Net gain (loss)                                                        1,481,832
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,552,119
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      70,287       $      75,203
Net realized gain (loss)                                       (1,026,474)           (305,732)
Realized gain distributions                                        65,631             111,320
Net change in unrealized appreciation (depreciation)            2,442,675          (1,386,625)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               1,552,119          (1,505,834)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        4,235,706           4,697,076
Cost of units redeemed                                         (2,110,655)         (1,751,413)
                                                            -------------       -------------
Increase (decrease)                                             2,125,051           2,945,663
                                                            -------------       -------------
Net increase (decrease)                                         3,677,170           1,439,829
Net assets, beginning                                           4,748,031           3,308,202
                                                            -------------       -------------
Net assets, ending                                          $   8,425,201           4,748,031
                                                            =============       =============
Units sold                                                      6,320,901           4,521,342
Units redeemed                                                 (3,932,900)         (1,783,811)
                                                            -------------       -------------
Net increase (decrease)                                         2,388,001           2,737,531
Units outstanding, beginning                                    5,530,405           2,792,874
                                                            -------------       -------------
Units outstanding, ending                                       7,918,406           5,530,405
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    13,544,755
Cost of units redeemed                                                (5,261,627)
Account charges                                                                -
Net investment income (loss)                                             197,117
Net realized gain (loss)                                              (1,274,926)
Realized gain distributions                                              214,375
Net change in unrealized appreciation (depreciation)                   1,005,507
                                                                 ---------------
                                                                 $     8,425,201
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                    BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06         6,464   $    6,822           1.25%           23.6%
12/31/08         0.85         4,472        3,819           1.25%          -27.7%
12/31/07         1.18         2,560        3,024           1.25%            5.8%
12/31/06         1.12          557           622           1.25%            7.3%
12/31/05         1.04           20            21           1.25%            4.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07           537   $      574           1.00%           23.9%
12/31/08         0.86           554          478           1.00%          -27.5%
12/31/07         1.19             8            9           1.00%            6.1%
12/31/06         1.12             4            4           1.00%            8.0%
12/31/05         1.04             0   0        0           1.00%            3.9%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.08             0   $        0           0.75%           24.2%
12/31/08         0.87             0            0           0.75%          -27.3%
12/31/07         1.20             0            0           0.75%            6.4%
12/31/06         1.13             0            0           0.75%            8.2%
12/31/05         1.04             0   0        0           0.75%            4.1%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09             0   $       0            0.50%           24.5%
12/31/08         0.88             0           0            0.50%          -27.2%
12/31/07         1.21             0           0            0.50%            6.6%
12/31/06         1.13             0           0            0.50%            8.5%
12/31/05         1.04             0           0            0.50%            4.3%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.11             0   $        0           0.25%            24.9%
12/31/08         0.89             0            0           0.25%          -27.0%
12/31/07         1.22             0            0           0.25%            6.9%
12/31/06         1.14             0            0           0.25%            8.8%
12/31/05         1.05             0            0           0.25%            4.5%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.12           918   $    1,029           0.00%           25.2%
12/31/08         0.90           504          451           0.00%          -26.8%
12/31/07         1.22           225          275           0.00%            7.2%
12/31/06         1.14           130          148           0.00%            9.0%
12/31/05         1.05             0            0           0.00%            4.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.2%
2008             3.0%
2007             3.1%
2006             3.3%
2005             1.9%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2015 Fund T Class-315792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   14,664,529  $   12,059,320       1,403,304
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   14,664,529
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   14,067,705      13,248,548  $         1.06
Band 100                                  20,253          18,844            1.07
Band 75                                        -               -            1.09
Band 50                                      430             390            1.10
Band 25                                        -               -            1.11
Band 0                                   576,141         510,765            1.13
                                  --------------  --------------
  Total                           $   14,664,529      13,778,547
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      230,156
Mortality & expense charges                                             (134,225)
                                                                  --------------
Net investment income (loss)                                              95,931
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,774,876)
Realized gain distributions                                              111,841
Net change in unrealized appreciation (depreciation)                   4,320,086
                                                                  --------------
Net gain (loss)                                                        2,657,051
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,752,982
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      95,931       $      85,878
Net realized gain (loss)                                       (1,774,876)            (52,163)
Realized gain distributions                                       111,841             134,177
Net change in unrealized appreciation (depreciation)            4,320,086          (1,733,368)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               2,752,982          (1,565,476)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        9,147,171           4,636,135
Cost of units redeemed                                         (2,652,762)           (594,384)
                                                            -------------       -------------
Increase (decrease)                                             6,494,409           4,041,751
                                                            -------------       -------------
Net increase (decrease)                                         9,247,391           2,476,275
Net assets, beginning                                           5,417,138           2,940,863
                                                            -------------       -------------
Net assets, ending                                          $  14,664,529           5,417,138
                                                            =============       =============
Units sold                                                     14,172,174           4,517,252
Units redeemed                                                 (6,727,373)           (605,922)
                                                            -------------       -------------
Net increase (decrease)                                         7,444,801           3,911,330
Units outstanding, beginning                                    6,333,746           2,422,416
                                                            -------------       -------------
Units outstanding, ending                                      13,778,547           6,333,746
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    17,251,305
Cost of units redeemed                                                (3,935,771)
Account charges                                                                -
Net investment income (loss)                                             218,311
Net realized gain (loss)                                              (1,764,804)
Realized gain distributions                                              290,279
Net change in unrealized appreciation (depreciation)                   2,605,209
                                                                 ---------------
                                                                 $    14,664,529
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06        13,249   $   14,068           1.25%           24.4%
12/31/08         0.85         6,036        5,151           1.25%          -29.5%
12/31/07         1.21         2,213        2,679           1.25%            6.2%
12/31/06         1.14           716          816           1.25%            8.5%
12/31/05         1.05            93           98           1.25%            5.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07            19   $       20           1.00%           24.7%
12/31/08         0.86            13           11           1.00%          -29.3%
12/31/07         1.22            12           14           1.00%            6.5%
12/31/06         1.14             5            6           1.00%            9.0%
12/31/05         1.05             0   0        0           1.00%            5.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09             0   $        0           0.75%           25.0%
12/31/08         0.87             0            0           0.75%          -29.1%
12/31/07         1.23             0            0           0.75%            6.8%
12/31/06         1.15             0            0           0.75%            9.3%
12/31/05         1.05             0   0        0           0.75%            5.2%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.10             0   $        0           0.50%           25.4%
12/31/08         0.88             0            0           0.50%          -29.0%
12/31/07         1.24             0            0           0.50%            7.0%
12/31/06         1.16             0            0           0.50%            9.6%
12/31/05         1.05             0            0           0.50%            5.4%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.11             0   $        0           0.25%           25.7%
12/31/08         0.89             0            0           0.25%          -28.8%
12/31/07         1.25             0            0           0.25%            7.3%
12/31/06         1.16             0            0           0.25%            9.8%
12/31/05         1.06             0            0           0.25%            5.6%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.13           511  $      576           0.00%           26.0%
12/31/08         0.90           285         255           0.00%          -28.6%
12/31/07         1.25           198         248           0.00%            7.6%
12/31/06         1.17           126         146           0.00%           10.1%
12/31/05         1.06             0           0           0.00%            5.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.3%
2008             3.3%
2007             2.6%
2006             2.6%
2005             1.5%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2020 Fund T Class-315792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   17,502,709  $   15,478,937       1,620,621
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   17,502,709
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   14,121,570      13,736,268  $         1.03
Band 100                                 983,154         944,832            1.04
Band 75                                        -               -            1.05
Band 50                                    3,799           3,564            1.07
Band 25                                        -               -            1.08
Band 0                                 2,394,186       2,192,200            1.09
                                  --------------  --------------
  Total                           $   17,502,709      16,876,864
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      254,706
Mortality & expense charges                                             (144,932)
                                                                  --------------
Net investment income (loss)                                             109,774
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (2,352,704)
Realized gain distributions                                              137,944
Net change in unrealized appreciation (depreciation)                   5,683,819
                                                                  --------------
Net gain (loss)                                                        3,469,059
                                                                  --------------
Increase (decrease) in net assets from operations                 $    3,578,833
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     109,774       $     121,952
Net realized gain (loss)                                       (2,352,704)           (247,435)
Realized gain distributions                                       137,944             268,197
Net change in unrealized appreciation (depreciation)            5,683,819          (3,582,903)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               3,578,833          (3,440,189)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        8,236,406           8,930,460
Cost of units redeemed                                         (2,891,786)         (2,082,591)
                                                            -------------       -------------
Increase (decrease)                                             5,344,620           6,847,869
                                                            -------------       -------------
Net increase (decrease)                                         8,923,453           3,407,680
Net assets, beginning                                           8,579,256           5,171,576
                                                            -------------       -------------
Net assets, ending                                          $  17,502,709           8,579,256
                                                            =============       =============
Units sold                                                     13,385,982           8,480,885
Units redeemed                                                 (7,076,216)         (2,071,989)
                                                            -------------       -------------
Net increase (decrease)                                         6,309,766           6,408,896
Units outstanding, beginning                                   10,567,098           4,158,202
                                                            -------------       -------------
Units outstanding, ending                                      16,876,864          10,567,098
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    24,174,158
Cost of units redeemed                                                (7,069,190)
Account charges                                                                -
Net investment income (loss)                                             283,833
Net realized gain (loss)                                              (2,408,829)
Realized gain distributions                                              498,965
Net change in unrealized appreciation (depreciation)                   2,023,772
                                                                 ---------------
                                                                 $    17,502,709
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03        13,736  $    14,122          1.25%           27.5%
12/31/08         0.81         8,318        6,705          1.25%          -34.7%
12/31/07         1.23         3,336        4,120          1.25%            6.7%
12/31/06         1.16         1,539        1,781          1.25%           10.2%
12/31/05         1.05            40           42          1.25%            5.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04           945  $       983          1.00%           27.9%
12/31/08         0.81           880          716          1.00%          -34.6%
12/31/07         1.24            10           12          1.00%            7.0%
12/31/06         1.16             5            6          1.00%           10.2%
12/31/05         1.05             0  0         0          1.00%            5.5%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.75%           28.2%
12/31/08         0.82             0            0           0.75%          -34.4%
12/31/07         1.25             0            0           0.75%            7.3%
12/31/06         1.17             0            0           0.75%           10.5%
12/31/05         1.06             0   0        0           0.75%            5.7%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07             4   $        4           0.50%           28.5%
12/31/08         0.83             0            0           0.50%          -34.2%
12/31/07         1.26             0            0           0.50%            7.5%
12/31/06         1.17             0            0           0.50%           10.7%
12/31/05         1.06             0            0           0.50%            5.9%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.08             0   $        0           0.25%           28.8%
12/31/08         0.84             0            0           0.25%          -34.1%
12/31/07         1.27             0            0           0.25%            7.8%
12/31/06         1.18             0            0           0.25%           11.0%
12/31/05         1.06             0            0           0.25%            6.2%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09         2,192   $    2,394           0.00%           29.1%
12/31/08         0.85         1,370        1,158           0.00%          -33.9%
12/31/07         1.28           812        1,039           0.00%            8.1%
12/31/06         1.18           137          162           0.00%           11.3%
12/31/05         1.06             0            0           0.00%            6.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.0%
2008             2.9%
2007             2.1%
2006             2.6%
2005             1.6%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2025 Fund T Class-315792499

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   10,734,727  $    8,567,389       1,035,171
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   10,734,727
                                  ==============



                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   9,855,189        9,647,630  $         1.02
Band 100                                 37,410           36,181            1.03
Band 75                                       -                -            1.05
Band 50                                       -                -            1.06
Band 25                                       -                -            1.07
Band 0                                  842,128          776,029            1.09
                                  --------------  --------------
  Total                           $  10,734,727       10,459,840
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      144,501
Mortality & expense charges                                              (90,221)
                                                                  --------------
Net investment income (loss)                                              54,280
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (1,712,465)
Realized gain distributions                                               85,844
Net change in unrealized appreciation (depreciation)                   3,839,562
                                                                  --------------
Net gain (loss)                                                        2,212,941
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,267,221
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      54,280       $      51,430
Net realized gain (loss)                                       (1,712,465)            (29,690)
Realized gain distributions                                        85,844             110,995
Net change in unrealized appreciation (depreciation)            3,839,562          (1,674,702)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               2,267,221          (1,541,967)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        6,054,481           3,858,760
Cost of units redeemed                                         (1,616,409)           (457,655)
                                                            -------------       -------------
Increase (decrease)                                             4,438,072           3,401,105
                                                            -------------       -------------
Net increase (decrease)                                         6,705,293           1,859,138
Net assets, beginning                                           4,029,434           2,170,296
                                                            -------------       -------------
Net assets, ending                                          $  10,734,727           4,029,434
                                                            =============       =============

Units sold                                                     10,371,053           3,799,308
Units redeemed                                                 (4,969,731)           (474,103)
                                                            -------------       -------------
Net increase (decrease)                                         5,401,322           3,325,205
Units outstanding, beginning                                    5,058,518           1,733,313
                                                            -------------       -------------
Units outstanding, ending                                      10,459,840           5,058,518
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    12,623,897
Cost of units redeemed                                                (2,738,446)
Account charges                                                                -
Net investment income (loss)                                             124,978
Net realized gain (loss)                                              (1,680,234)
Realized gain distributions                                              237,194
Net change in unrealized appreciation (depreciation)                   2,167,338
                                                                 ---------------
                                                                 $    10,734,727
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02         9,648   $    9,855           1.25%           28.8%
12/31/08         0.79         4,572        3,625           1.25%          -36.4%
12/31/07         1.25         1,485        1,850           1.25%            7.0%
12/31/06         1.16           562          654           1.25%            9.9%
12/31/05         1.06            21           22           1.25%            6.0%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03            36   $       37           1.00%           29.1%
12/31/08         0.80            23           19           1.00%          -36.2%
12/31/07         1.25            22           28           1.00%            7.3%
12/31/06         1.17            14           17           1.00%           10.6%
12/31/05         1.06             0   0        0           1.00%            5.8%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.75%           29.5%
12/31/08         0.81             0            0           0.75%          -36.0%
12/31/07         1.26             0            0           0.75%            7.5%
12/31/06         1.18             0            0           0.75%           10.9%
12/31/05         1.06             0   0        0           0.75%            6.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06             0   $        0           0.50%           29.8%
12/31/08         0.82             0            0           0.50%          -35.9%
12/31/07         1.27             0            0           0.50%            7.8%
12/31/06         1.18             0            0           0.50%           11.2%
12/31/05         1.06             0            0           0.50%            6.2%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.07             0   $        0           0.25%           30.1%
12/31/08         0.82             0            0           0.25%          -35.7%
12/31/07         1.28             0            0           0.25%            8.1%
12/31/06         1.19             0            0           0.25%           11.4%
12/31/05         1.06             0            0           0.25%            6.4%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.09           776   $      842           0.00%           30.4%
12/31/08         0.83           464          386           0.00%          -35.6%
12/31/07         1.29           226          292           0.00%            8.4%
12/31/06         1.19           119          142           0.00%           11.7%
12/31/05         1.07             0            0           0.00%            6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.0%
2008             2.8%
2007             1.9%
2006             2.2%
2005             1.4%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2030 Fund T Class-315792762

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,419,013    $       12,405,472                1,241,351
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,419,013
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       10,693,373            10,790,182     $               0.99
Band 100                                       720,506               718,274                     1.00
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.04
Band 0                                       2,005,134             1,904,528                     1.05
                                    ------------------    ------------------
 Total                              $       13,419,013            13,412,984
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            152,509
Mortality & expense charges                                                                  (103,106)
                                                                                 --------------------
Net investment income (loss)                                                                   49,403
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,334,149)
Realized gain distributions                                                                   111,244
Net change in unrealized appreciation (depreciation)                                        4,010,238
                                                                                 --------------------
Net gain (loss)                                                                             2,787,333
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,836,736
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          49,403     $           67,223
Net realized gain (loss)                                            (1,334,149)              (128,170)
Realized gain distributions                                            111,244                217,625
Net change in unrealized appreciation (depreciation)                 4,010,238             (3,006,019)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,836,736             (2,849,341)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,939,942              7,031,739
Cost of units redeemed                                              (1,489,682)            (1,683,346)
                                                             -----------------     ------------------
Increase (decrease)                                                  4,450,260              5,348,393
                                                             -----------------     ------------------
Net increase (decrease)                                              7,286,996              2,499,052
Net assets, beginning                                                6,132,017              3,632,965
                                                             -----------------     ------------------
Net assets, ending                                           $      13,419,013              6,132,017
                                                             =================     ==================
Units sold                                                           9,003,729              6,780,803
Units redeemed                                                      (3,552,653)            (1,644,874)
                                                             -----------------     ------------------
Net increase (decrease)                                              5,451,076              5,135,929
Units outstanding, beginning                                         7,961,908              2,825,979
                                                             -----------------     ------------------
Units outstanding, ending                                           13,412,984              7,961,908
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       23,085,845
Cost of units redeemed                                                                    (10,003,956)
Account charges                                                                                     -
Net investment income (loss)                                                                  136,522
Net realized gain (loss)                                                                   (1,224,999)
Realized gain distributions                                                                   412,060
Net change in unrealized appreciation (depreciation)                                        1,013,541
                                                                                   ------------------
                                                                                   $       13,419,013
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99       10,790     $   10,693          1.25%          29.7%
12/31/08          0.76        6,118          4,674          1.25%         -39.8%
12/31/07          1.27        1,853          2,353          1.25%           7.4%
12/31/06          1.18          908          1,073          1.25%          11.5%
12/31/05          1.06           23             24          1.25%           6.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00          718   $         721         1.00%          30.1%
12/31/08          0.77          652             503         1.00%         -39.7%
12/31/07          1.28            7               9         1.00%           7.7%
12/31/06          1.19            3               3         1.00%          11.7%
12/31/05          1.06            0               0         1.00%           6.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%          30.4%
12/31/08          0.78            0              0          0.75%         -39.5%
12/31/07          1.29            0              0          0.75%           8.0%
12/31/06          1.19            0              0          0.75%          12.0%
12/31/05          1.07            0              0          0.75%           6.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.50%          30.7%
12/31/08          0.79            0              0          0.50%         -39.4%
12/31/07          1.30            0              0          0.50%           8.2%
12/31/06          1.20            0              0          0.50%          12.3%
12/31/05          1.07            0              0          0.50%           6.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.25%          31.0%
12/31/08          0.79            0              0          0.25%         -39.2%
12/31/07          1.31            0              0          0.25%           8.5%
12/31/06          1.20            0              0          0.25%          12.5%
12/31/05          1.07            0              0          0.25%           7.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05        1,905     $    2,005          0.00%          31.4%
12/31/08          0.80        1,192            955          0.00%         -39.1%
12/31/07          1.32          966          1,271          0.00%           8.8%
12/31/06          1.21          264            320          0.00%          12.8%
12/31/05          1.07            0              0          0.00%           7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              2.5%
2007              1.5%
2006              2.0%
2005              0.8%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2035 Fund T Class-315792440

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,091,776    $        5,855,665                  697,323
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,091,776
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,733,844             5,819,277     $               0.99
Band 100                                        32,661                32,749                     1.00
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                       1,325,271             1,266,070                     1.05
                                    ------------------    ------------------
 Total                              $        7,091,776             7,118,096
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             77,244
Mortality & expense charges                                                                   (50,983)
                                                                                 --------------------
Net investment income (loss)                                                                   26,261
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (921,762)
Realized gain distributions                                                                    56,861
Net change in unrealized appreciation (depreciation)                                        2,371,080
                                                                                 --------------------
Net gain (loss)                                                                             1,506,179
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,532,440
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          26,261     $           31,501
Net realized gain (loss)                                              (921,762)               (42,852)
Realized gain distributions                                             56,861                 71,982
Net change in unrealized appreciation (depreciation)                 2,371,080             (1,156,217)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,532,440             (1,095,586)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,615,632              2,860,987
Cost of units redeemed                                                (762,140)              (270,394)
                                                             -----------------     ------------------
Increase (decrease)                                                  2,853,492              2,590,593
                                                             -----------------     ------------------
Net increase (decrease)                                              4,385,932              1,495,007
Net assets, beginning                                                2,705,844              1,210,837
                                                             -----------------     ------------------
Net assets, ending                                           $       7,091,776              2,705,844
                                                             =================     ==================
Units sold                                                           5,948,387              2,932,400
Units redeemed                                                      (2,361,115)              (342,163)
                                                             -----------------     ------------------
Net increase (decrease)                                              3,587,272              2,590,237
Units outstanding, beginning                                         3,530,824                940,587
                                                             -----------------     ------------------
Units outstanding, ending                                            7,118,096              3,530,824
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,957,904
Cost of units redeemed                                                                     (1,391,788)
Account charges                                                                                     -
Net investment income (loss)                                                                   65,137
Net realized gain (loss)                                                                     (929,952)
Realized gain distributions                                                                   154,364
Net change in unrealized appreciation (depreciation)                                        1,236,111
                                                                                   ------------------
                                                                                   $        7,091,776
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99        5,819     $    5,734          1.25%          30.1%
12/31/08          0.76        2,636          1,996          1.25%         -40.5%
12/31/07          1.27          601            764          1.25%           7.4%
12/31/06          1.18          245            290          1.25%          11.7%
12/31/05          1.06           19             20          1.25%           6.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00           33     $       33          1.00%          30.5%
12/31/08          0.76           29             22          1.00%         -40.3%
12/31/07          1.28           22             28          1.00%           7.6%
12/31/06          1.19           14             16          1.00%          11.9%
12/31/05          1.06            0              0          1.00%           6.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09   $       1.01           0     $        0          0.75%          30.8%
12/31/08           0.77           0              0          0.75%         -40.2%
12/31/07           1.29           0              0          0.75%           7.9%
12/31/06           1.20           0              0          0.75%          12.1%
12/31/05           1.07           0              0          0.75%           6.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%          31.1%
12/31/08          0.78            0              0          0.50%         -40.0%
12/31/07          1.30            0              0          0.50%           8.2%
12/31/06          1.20            0              0          0.50%          12.4%
12/31/05          1.07            0              0          0.50%           6.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%          31.4%
12/31/08          0.79            0              0          0.25%         -39.9%
12/31/07          1.31            0              0          0.25%           8.5%
12/31/06          1.21            0              0          0.25%          12.7%
12/31/05          1.07            0              0          0.25%           7.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05        1,266     $    1,325          0.00%          31.8%
12/31/08          0.79          866            688          0.00%         -39.7%
12/31/07          1.32          318            419          0.00%           8.7%
12/31/06          1.21          160            194          0.00%          13.0%
12/31/05          1.07            0              0          0.00%           7.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              2.5%
2007              1.3%
2006              1.9%
2005              1.1%

                             AUL American Unit Trust
                                    Fidelity
              Fidelity Advisor Freedom 2040 Fund T Class-315792713

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       10,858,010    $       10,431,706                  998,896
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       10,858,010
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,441,713             7,610,841     $               0.98
Band 100                                       134,912               136,320                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.03
Band 0                                       3,281,385             3,159,009                     1.04
                                    ------------------    ------------------
 Total                              $       10,858,010            10,906,170
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            123,442
Mortality & expense charges                                                                   (68,309)
                                                                                 --------------------
Net investment income (loss)                                                                   55,133
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (745,199)
Realized gain distributions                                                                    85,985
Net change in unrealized appreciation (depreciation)                                        3,012,270
                                                                                 --------------------
Net gain (loss)                                                                             2,353,056
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,408,189
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          55,133     $           51,509
Net realized gain (loss)                                              (745,199)               (27,008)
Realized gain distributions                                             85,985                204,440
Net change in unrealized appreciation (depreciation)                 3,012,270             (2,642,870)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,408,189             (2,413,929)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,001,567              5,038,661
Cost of units redeemed                                              (1,197,014)            (1,442,830)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,804,553              3,595,831
                                                             -----------------     ------------------
Net increase (decrease)                                              6,212,742              1,181,902
Net assets, beginning                                                4,645,268              3,463,366
                                                             -----------------     ------------------
Net assets, ending                                           $      10,858,010              4,645,268
                                                             =================     ==================
Units sold                                                           7,218,526              4,808,208
Units redeemed                                                      (2,446,086)            (1,334,759)
                                                             -----------------     ------------------
Net increase (decrease)                                              4,772,440              3,473,449
Units outstanding, beginning                                         6,133,730              2,660,281
                                                             -----------------     ------------------
Units outstanding, ending                                           10,906,170              6,133,730
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       14,706,848
Cost of units redeemed                                                                     (4,082,460)
Account charges                                                                                     -
Net investment income (loss)                                                                  131,014
Net realized gain (loss)                                                                     (694,337)
Realized gain distributions                                                                   370,641
Net change in unrealized appreciation (depreciation)                                          426,304
                                                                                   ------------------
                                                                                   $       10,858,010
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98        7,611     $    7,442          1.25%          31.0%
12/31/08          0.75        4,209          3,141          1.25%         -41.7%
12/31/07          1.28        1,399          1,791          1.25%           7.5%
12/31/06          1.19          658            784          1.25%          12.3%
12/31/05          1.06           17             18          1.25%           6.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99          136   $        135          1.00%          31.3%
12/31/08          0.75          113             85          1.00%         -41.5%
12/31/07          1.29            8             11          1.00%           7.8%
12/31/06          1.20            3              4          1.00%          12.3%
12/31/05          1.07            0              0          1.00%           6.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          31.7%
12/31/08          0.76            0              0          0.75%         -41.4%
12/31/07          1.30            0              0          0.75%           8.1%
12/31/06          1.20            0              0          0.75%          12.6%
12/31/05          1.07            0              0          0.75%           6.7%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.50%          32.0%
12/31/08          0.77            0              0          0.50%         -41.3%
12/31/07          1.31            0              0          0.50%           8.3%
12/31/06          1.21            0              0          0.50%          12.8%
12/31/05          1.07            0              0          0.50%           7.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%          32.3%
12/31/08          0.78            0              0          0.25%         -41.1%
12/31/07          1.32            0              0          0.25%           8.6%
12/31/06          1.21            0              0          0.25%          13.1%
12/31/05          1.07            0              0          0.25%           7.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04        3,159     $    3,281          0.00%          32.7%
12/31/08          0.78        1,811          1,418          0.00%         -41.0%
12/31/07          1.33        1,252          1,661          0.00%           8.9%
12/31/06          1.22          387            471          0.00%          13.4%
12/31/05          1.07            0              0          0.00%           7.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              2.2%
2007              1.5%
2006              2.0%
2005              1.4%

                             AUL American Unit Trust
                                    Fidelity
             Fidelity Advisor Freedom Income Fund T Class-315792507

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,245,595    $        1,112,417                  122,961
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,245,595
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,242,398             1,142,830     $               1.09
Band 100                                             -                     -                     1.10
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.14
Band 0                                           3,197                 2,768                     1.15
                                    ------------------    ------------------
 Total                              $        1,245,595             1,145,598
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             20,868
Mortality & expense charges                                                                   (11,437)
                                                                                 --------------------
Net investment income (loss)                                                                    9,431
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (83,100)
Realized gain distributions                                                                     6,819
Net change in unrealized appreciation (depreciation)                                          202,702
                                                                                 --------------------
Net gain (loss)                                                                               126,421
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            135,852
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           9,431     $            8,973
Net realized gain (loss)                                               (83,100)                (7,749)
Realized gain distributions                                              6,819                  7,699
Net change in unrealized appreciation (depreciation)                   202,702                (68,039)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      135,852                (59,116)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               809,939                791,003
Cost of units redeemed                                                (480,668)              (191,896)
                                                             -----------------     ------------------
Increase (decrease)                                                    329,271                599,107
                                                             -----------------     ------------------
Net increase (decrease)                                                465,123                539,991
Net assets, beginning                                                  780,472                240,481
                                                             -----------------     ------------------
Net assets, ending                                           $       1,245,595                780,472
                                                             =================     ==================
Units sold                                                             845,128                797,888
Units redeemed                                                        (531,816)              (184,023)
                                                             -----------------     ------------------
Net increase (decrease)                                                313,312                613,865
Units outstanding, beginning                                           832,286                218,421
                                                             -----------------     ------------------
Units outstanding, ending                                            1,145,598                832,286
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,874,516
Cost of units redeemed                                                                       (711,027)
Account charges                                                                                     -
Net investment income (loss)                                                                   23,578
Net realized gain (loss)                                                                      (90,084)
Realized gain distributions                                                                    15,434
Net change in unrealized appreciation (depreciation)                                          133,178
                                                                                   ------------------
                                                                                   $        1,245,595
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09        1,143     $    1,242          1.25%          16.0%
12/31/08          0.94          827            775          1.25%         -14.9%
12/31/07          1.10          218            240          1.25%           3.8%
12/31/06          1.06           77             82          1.25%           4.0%
12/31/05          1.02            0              0          1.25%           2.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          1.00%          16.3%
12/31/08          0.95            0              0          1.00%         -14.6%
12/31/07          1.11            0              0          1.00%           4.1%
12/31/06          1.07            0              0          1.00%           4.4%
12/31/05          1.02            0              0          1.00%           2.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.75%          16.5%
12/31/08          0.96            0              0          0.75%         -14.4%
12/31/07          1.12            0              0          0.75%           4.3%
12/31/06          1.07            0              0          0.75%           4.7%
12/31/05          1.02            0              0          0.75%           2.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.50%          16.8%
12/31/08          0.96            0              0          0.50%         -14.2%
12/31/07          1.12            0              0          0.50%           4.6%
12/31/06          1.08            0              0          0.50%           4.9%
12/31/05          1.02            0              0          0.50%           2.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.25%          17.1%
12/31/08          0.97            0              0          0.25%         -14.0%
12/31/07          1.13            0              0          0.25%           4.9%
12/31/06          1.08            0              0          0.25%           5.2%
12/31/05          1.03            0              0          0.25%           2.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            3     $        3          0.00%          17.4%
12/31/08          0.98            5              5          0.00%         -13.8%
12/31/07          1.14            0              0          0.00%           5.1%
12/31/06          1.09            0              0          0.00%           5.4%
12/31/05          1.03            0              0          0.00%           2.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.1%
2008              2.8%
2007              4.2%
2006              2.1%
2005              0.0%

                             AUL American Unit Trust
                                    Fidelity
            Fidelity Asset Manager Portfolio Initial Class-922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       31,624,199    $       35,002,188                2,432,630
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       31,624,199
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       31,624,199            14,197,930     $               2.23
Band 100                                             -                     -                     2.26
Band 75                                              -                     -                     2.30
Band 50                                              -                     -                     2.33
Band 25                                              -                     -                     2.37
Band 0                                               -                     -                     2.74
                                    ------------------    ------------------
 Total                              $       31,624,199            14,197,930
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            683,561
Mortality & expense charges                                                                  (373,375)
                                                                                 --------------------
Net investment income (loss)                                                                  310,186
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,742,647)
Realized gain distributions                                                                    47,712
Net change in unrealized appreciation (depreciation)                                        8,648,237
                                                                                 --------------------
Net gain (loss)                                                                             6,953,302
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          7,263,488
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         310,186     $          527,700
Net realized gain (loss)                                            (1,742,647)             1,665,546
Realized gain distributions                                             47,712              4,786,844
Net change in unrealized appreciation (depreciation)                 8,648,237            (20,928,578)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    7,263,488            (13,948,488)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                81,966                404,843
Cost of units redeemed                                              (6,694,792)            (9,514,004)
                                                             -----------------     ------------------
Increase (decrease)                                                 (6,612,826)            (9,109,161)
                                                             -----------------     ------------------
Net increase (decrease)                                                650,662            (23,057,649)
Net assets, beginning                                               30,973,537             54,031,186
                                                             -----------------     ------------------
Net assets, ending                                           $      31,624,199             30,973,537
                                                             =================     ==================
Units sold                                                           1,579,777              2,553,955
Units redeemed                                                      (5,113,008)            (6,596,488)
                                                             -----------------     ------------------
Net increase (decrease)                                             (3,533,231)            (4,042,534)
Units outstanding, beginning                                        17,731,161             21,773,695
                                                             -----------------     ------------------
Units outstanding, ending                                           14,197,930             17,731,161
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      227,275,807
Cost of units redeemed                                                                   (234,652,604)
Account charges                                                                                     -
Net investment income (loss)                                                               39,347,146
Net realized gain (loss)                                                                   (5,514,633)
Realized gain distributions                                                                 8,546,472
Net change in unrealized appreciation (depreciation)                                       (3,377,989)
                                                                                   ------------------
                                                                                   $       31,624,199
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.23       14,198     $   31,624          1.25%          27.5%
12/31/08          1.75       17,731         30,974          1.25%         -29.6%
12/31/07          2.48       21,774         54,031          1.25%          14.1%
12/31/06          2.18       38,565         83,900          1.25%           6.1%
12/31/05          2.05       47,643         97,668          1.25%           2.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.26            0     $        0          1.00%          27.8%
12/31/08          1.77            0              0          1.00%         -29.4%
12/31/07          2.51            0              0          1.00%          14.3%
12/31/06          2.19            0              0          1.00%           6.3%
12/31/05          2.06            0              0          1.00%           3.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.30            0     $        0          0.75%          28.1%
12/31/08          1.79            0              0          0.75%         -29.3%
12/31/07          2.53            0              0          0.75%          14.6%
12/31/06          2.21            0              0          0.75%           6.5%
12/31/05          2.08            0              0          0.75%           3.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.33            0     $        0          0.50%          28.5%
12/31/08          1.82            0              0          0.50%         -29.1%
12/31/07          2.56            0              0          0.50%          14.9%
12/31/06          2.23            0              0          0.50%           6.8%
12/31/05          2.09            0              0          0.50%           3.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.37            0     $        0          0.25%          28.8%
12/31/08          1.84            0              0          0.25%         -28.9%
12/31/07          2.59            0              0          0.25%          15.2%
12/31/06          2.25            0              0          0.25%           7.1%
12/31/05          2.10            0              0          0.25%           3.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.74            0     $        0          0.00%          29.1%
12/31/08          2.12            0              0          0.00%         -28.7%
12/31/07          2.98            0              0          0.00%          15.5%
12/31/06          2.58            0              0          0.00%           7.3%
12/31/05          2.40            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              2.5%
2007              6.2%
2006              2.8%
2005              2.7%

                             AUL American Unit Trust
                                    Fidelity
               Fidelity VIP Equity Income Initial Class-922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       13,676,275    $       19,051,237                  813,579
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       13,676,275
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       13,676,275             6,387,962     $               2.14
Band 100                                             -                     -                     2.17
Band 75                                              -                     -                     2.21
Band 50                                              -                     -                     2.24
Band 25                                              -                     -                     2.28
Band 0                                               -                     -                     2.57
                                    ------------------    ------------------
 Total                              $       13,676,275             6,387,962
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            277,892
Mortality & expense charges                                                                  (151,721)
                                                                                 --------------------
Net investment income (loss)                                                                  126,171
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (699,655)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,680,555
                                                                                 --------------------
Net gain (loss)                                                                             2,980,900
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,107,071
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         126,171     $          193,949
Net realized gain (loss)                                              (699,655)            (1,271,882)
Realized gain distributions                                                  -                 21,923
Net change in unrealized appreciation (depreciation)                 3,680,555             (9,668,577)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,107,071            (10,724,587)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               868,475              1,433,671
Cost of units redeemed                                              (2,344,412)            (5,355,237)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,475,937)            (3,921,566)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,631,134            (14,646,153)
Net assets, beginning                                               12,045,141             26,691,294
                                                             -----------------     ------------------
Net assets, ending                                           $      13,676,275             12,045,141
                                                             =================     ==================
Units sold                                                             746,193              1,100,827
Units redeemed                                                      (1,592,871)            (2,945,056)
                                                             -----------------     ------------------
Net increase (decrease)                                               (846,678)            (1,844,229)
Units outstanding, beginning                                         7,234,640              9,078,869
                                                             -----------------     ------------------
Units outstanding, ending                                            6,387,962              7,234,640
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       77,407,100
Cost of units redeemed                                                                    (71,257,814)
Account charges                                                                                     -
Net investment income (loss)                                                                5,905,880
Net realized gain (loss)                                                                     (356,614)
Realized gain distributions                                                                 7,352,685
Net change in unrealized appreciation (depreciation)                                       (5,374,962)
                                                                                   ------------------
                                                                                   $       13,676,275
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.14        6,388     $   13,676          1.25%          28.6%
12/31/08          1.66        7,235         12,045          1.25%         -43.4%
12/31/07          2.94        9,079         26,691          1.25%           0.3%
12/31/06          2.93       10,373         30,417          1.25%          18.7%
12/31/05          2.47       11,536         28,495          1.25%           4.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.17            0     $        0          1.00%          28.9%
12/31/08          1.69            0              0          1.00%         -43.2%
12/31/07          2.97            0              0          1.00%           0.5%
12/31/06          2.96            0              0          1.00%          19.0%
12/31/05          2.48            0              0          1.00%           4.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.21            0     $        0          0.75%          29.2%
12/31/08          1.71            0              0          0.75%         -43.1%
12/31/07          3.00            0              0          0.75%           0.8%
12/31/06          2.98            0              0          0.75%          19.3%
12/31/05          2.50            0              0          0.75%           5.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.24            0     $        0          0.50%          29.6%
12/31/08          1.73            0              0          0.50%         -42.9%
12/31/07          3.04            0              0          0.50%           1.0%
12/31/06          3.00            0              0          0.50%          19.6%
12/31/05          2.51            0              0          0.50%           5.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.28            0     $        0          0.25%          29.9%
12/31/08          1.75            0              0          0.25%         -42.8%
12/31/07          3.07            0              0          0.25%           1.3%
12/31/06          3.03            0              0          0.25%          19.9%
12/31/05          2.53            0              0          0.25%           5.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.57            0     $        0          0.00%          30.2%
12/31/08          1.98            0              0          0.00%         -42.7%
12/31/07          3.45            0              0          0.00%           1.1%
12/31/06          3.41            0              0          0.00%          20.1%
12/31/05          2.84            0              0          0.00%           6.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              2.3%
2007              1.8%
2006              3.2%
2005              1.7%

                             AUL American Unit Trust
                                    Fidelity
                   Fidelity VIP Growth Initial Class-922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       42,846,163    $       43,245,857                1,426,303
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       42,846,163
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       42,846,163            18,242,525     $               2.35
Band 100                                             -                     -                     2.39
Band 75                                              -                     -                     2.42
Band 50                                              -                     -                     2.46
Band 25                                              -                     -                     2.50
Band 0                                               -                     -                     2.89
                                    ------------------    ------------------
 Total                              $       42,846,163            18,242,525
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            173,187
Mortality & expense charges                                                                  (500,085)
                                                                                 --------------------
Net investment income (loss)                                                                 (326,898)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      721,018
Realized gain distributions                                                                    34,233
Net change in unrealized appreciation (depreciation)                                        9,262,591
                                                                                 --------------------
Net gain (loss)                                                                            10,017,842
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          9,690,944
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        (326,898)    $         (280,972)
Net realized gain (loss)                                               721,018              4,007,112
Realized gain distributions                                             34,233                      -
Net change in unrealized appreciation (depreciation)                 9,262,591            (41,790,536)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    9,690,944            (38,064,396)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,693,386              8,125,505
Cost of units redeemed                                              (8,601,050)           (12,892,813)
                                                             -----------------     ------------------
Increase (decrease)                                                 (6,907,664)            (4,767,308)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,783,280            (42,831,704)
Net assets, beginning                                               40,062,883             82,894,587
                                                             -----------------     ------------------
Net assets, ending                                           $      42,846,163             40,062,883
                                                             =================     ==================
Units sold                                                           2,744,626              3,190,972
Units redeemed                                                      (6,112,822)            (4,910,013)
                                                             -----------------     ------------------
Net increase (decrease)                                             (3,368,196)            (1,719,041)
Units outstanding, beginning                                        21,610,721             23,329,762
                                                             -----------------     ------------------
Units outstanding, ending                                           18,242,525             21,610,721
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      462,281,764
Cost of units redeemed                                                                   (439,003,297)
Account charges                                                                                     -
Net investment income (loss)                                                               25,011,506
Net realized gain (loss)                                                                  (15,366,788)
Realized gain distributions                                                                10,322,672
Net change in unrealized appreciation (depreciation)                                         (399,694)
                                                                                   ------------------
                                                                                   $       42,846,163
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.35       18,243     $   42,846          1.25%          26.7%
12/31/08          1.85       21,611         40,063          1.25%         -47.8%
12/31/07          3.55       23,330         82,895          1.25%          25.4%
12/31/06          2.83       34,608         98,076          1.25%           5.4%
12/31/05          2.69       49,508        133,176          1.25%           4.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.39            0     $        0          1.00%          27.0%
12/31/08          1.88            0              0          1.00%         -47.7%
12/31/07          3.59            0              0          1.00%          25.7%
12/31/06          2.86            0              0          1.00%           5.8%
12/31/05          2.70            0              0          1.00%           4.6%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.42            0     $        0          0.75%          27.3%
12/31/08          1.90            0              0          0.75%         -47.6%
12/31/07          3.63            0              0          0.75%          26.0%
12/31/06          2.88            0              0          0.75%           6.1%
12/31/05          2.72            0              0          0.75%           4.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.46            0     $        0          0.50%          27.6%
12/31/08          1.93            0              0          0.50%         -47.4%
12/31/07          3.67            0              0          0.50%          26.3%
12/31/06          2.90            0              0          0.50%           6.3%
12/31/05          2.73            0              0          0.50%           5.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.50            0     $        0          0.25%          28.0%
12/31/08          1.95            0              0          0.25%         -47.3%
12/31/07          3.71            0              0          0.25%          26.6%
12/31/06          2.93            0              0          0.25%           6.6%
12/31/05          2.75            0              0          0.25%           5.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.89            0     $        0          0.00%          28.3%
12/31/08          2.26            0              0          0.00%         -47.2%
12/31/07          4.27            0              0          0.00%          27.0%
12/31/06          3.36            0              0          0.00%           6.8%
12/31/05          3.15            0              0          0.00%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%
2008              0.8%
2007              0.9%
2006              0.4%
2005              0.5%

                             AUL American Unit Trust
                                    Fidelity
                Fidelity VIP High Income Initial Class-922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       14,393,303    $       14,782,353                2,720,851
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       14,393,303
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       14,393,303             7,679,918     $               1.87
Band 100                                             -                     -                     1.90
Band 75                                              -                     -                     1.93
Band 50                                              -                     -                     1.96
Band 25                                              -                     -                     2.00
Band 0                                               -                     -                     2.31
                                    ------------------    ------------------
 Total                              $       14,393,303             7,679,918
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $          1,049,772
Mortality & expense charges                                                                  (140,642)
                                                                                 --------------------
Net investment income (loss)                                                                  909,130
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (984,422)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,893,124
                                                                                 --------------------
Net gain (loss)                                                                             2,908,702
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,817,832
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         909,130     $          870,023
Net realized gain (loss)                                              (984,422)              (305,660)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,893,124             (3,479,608)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,817,832             (2,915,245)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             5,669,021              2,916,993
Cost of units redeemed                                              (4,023,326)            (2,694,589)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,645,695                222,404
                                                             -----------------     ------------------
Net increase (decrease)                                              5,463,527             (2,692,841)
Net assets, beginning                                                8,929,776             11,622,617
                                                             -----------------     ------------------
Net assets, ending                                           $      14,393,303              8,929,776
                                                             =================     ==================
Units sold                                                           3,722,669              1,975,574
Units redeemed                                                      (2,816,785)            (1,733,243)
                                                             -----------------     ------------------
Net increase (decrease)                                                905,884                242,331
Units outstanding, beginning                                         6,774,034              6,531,703
                                                             -----------------     ------------------
Units outstanding, ending                                            7,679,918              6,774,034
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      105,873,818
Cost of units redeemed                                                                    (98,361,683)
Account charges                                                                                     -
Net investment income (loss)                                                               18,652,195
Net realized gain (loss)                                                                  (11,381,977)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                         (389,050)
                                                                                   ------------------
                                                                                   $       14,393,303
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.87        7,680     $   14,393          1.25%          42.2%
12/31/08          1.32        6,774          8,930          1.25%         -25.9%
12/31/07          1.78        6,532         11,623          1.25%           1.5%
12/31/06          1.75        9,787         17,157          1.25%           9.6%
12/31/05          1.60       14,597         23,355          1.25%           1.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.90            0     $        0          1.00%          42.5%
12/31/08          1.34            0              0          1.00%         -25.7%
12/31/07          1.80            0              0          1.00%           1.8%
12/31/06          1.77            0              0          1.00%          10.1%
12/31/05          1.60            0              0          1.00%           1.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.93            0     $        0          0.75%          42.9%
12/31/08          1.35            0              0          0.75%         -25.5%
12/31/07          1.82            0              0          0.75%           2.0%
12/31/06          1.78            0              0          0.75%          10.4%
12/31/05          1.61            0              0          0.75%           1.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.96            0     $        0          0.50%          43.2%
12/31/08          1.37            0              0          0.50%         -25.4%
12/31/07          1.84            0              0          0.50%           2.3%
12/31/06          1.80            0              0          0.50%          10.7%
12/31/05          1.62            0              0          0.50%           2.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.00            0     $        0          0.25%          43.6%
12/31/08          1.39            0              0          0.25%         -25.2%
12/31/07          1.86            0              0          0.25%           2.5%
12/31/06          1.81            0              0          0.25%          11.0%
12/31/05          1.63            0              0          0.25%           2.4%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.31            0     $        0          0.00%          44.0%
12/31/08          1.60            0              0          0.00%         -25.0%
12/31/07          2.14            0              0          0.00%           2.8%
12/31/06          2.08            0              0          0.00%          11.2%
12/31/05          1.87            0              0          0.00%           2.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009               9.0%
2008               9.8%
2007               6.8%
2006               6.4%
2005              14.9%

                             AUL American Unit Trust
                                    Fidelity
               Fidelity VIP II Contrafund Initial Class-922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $      112,190,076    $      137,711,524                5,440,837
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $      112,190,076
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $      112,190,076            32,881,002     $               3.41
Band 100                                             -                     -                     3.47
Band 75                                              -                     -                     3.52
Band 50                                              -                     -                     3.58
Band 25                                              -                     -                     3.63
Band 0                                               -                     -                     4.10
                                    ------------------    ------------------
 Total                              $      112,190,076            32,881,002
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $          1,344,484
Mortality & expense charges                                                                (1,139,701)
                                                                                 --------------------
Net investment income (loss)                                                                  204,783
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (2,733,592)
Realized gain distributions                                                                    26,938
Net change in unrealized appreciation (depreciation)                                       30,435,234
                                                                                 --------------------
Net gain (loss)                                                                            27,728,580
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $         27,933,363
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         204,783     $         (274,936)
Net realized gain (loss)                                            (2,733,592)            (2,132,177)
Realized gain distributions                                             26,938              3,390,820
Net change in unrealized appreciation (depreciation)                30,435,234            (62,709,460)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                   27,933,363            (61,725,753)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            20,532,801             25,009,792
Cost of units redeemed                                             (16,935,819)           (28,275,071)
                                                             -----------------     ------------------
Increase (decrease)                                                  3,596,982             (3,265,279)
                                                             -----------------     ------------------
Net increase (decrease)                                             31,530,345            (64,991,032)
Net assets, beginning                                               80,659,731            145,650,763
                                                             -----------------     ------------------
Net assets, ending                                           $     112,190,076             80,659,731
                                                             =================     ==================
Units sold                                                           7,494,971              7,519,884
Units redeemed                                                      (6,297,333)            (8,315,966)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,197,638               (796,082)
Units outstanding, beginning                                        31,683,364             32,479,446
                                                             -----------------     ------------------
Units outstanding, ending                                           32,881,002             31,683,364
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      262,208,845
Cost of units redeemed                                                                   (186,038,897)
Account charges                                                                                     -
Net investment income (loss)                                                                6,217,646
Net realized gain (loss)                                                                    7,052,553
Realized gain distributions                                                                48,271,377
Net change in unrealized appreciation (depreciation)                                      (25,521,448)
                                                                                   ------------------
                                                                                   $      112,190,076
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.


                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.41       32,881     $  112,190          1.25%          34.0%
12/31/08          2.55       31,683         80,660          1.25%         -43.2%
12/31/07          4.48       32,479        145,651          1.25%          16.1%
12/31/06          3.86       32,834        126,795          1.25%          10.3%
12/31/05          3.50       30,818        107,862          1.25%          15.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.47            0     $        0          1.00%          34.4%
12/31/08          2.58            0              0          1.00%         -43.1%
12/31/07          4.53            0              0          1.00%          16.4%
12/31/06          3.89            0              0          1.00%          10.6%
12/31/05          3.52            0              0          1.00%          14.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.52            0     $        0          0.75%          34.7%
12/31/08          2.61            0              0          0.75%         -42.9%
12/31/07          4.58            0              0          0.75%          16.7%
12/31/06          3.92            0              0          0.75%          10.9%
12/31/05          3.54            0              0          0.75%          15.9%

>
                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.58            0     $        0          0.50%          35.0%
12/31/08          2.65            0              0          0.50%         -42.8%
12/31/07          4.63            0              0          0.50%          17.0%
12/31/06          3.96            0              0          0.50%          11.2%
12/31/05          3.56            0              0          0.50%          16.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.63            0     $        0          0.25%          35.4%
12/31/08          2.68            0              0          0.25%         -42.7%
12/31/07          4.68            0              0          0.25%          17.3%
12/31/06          3.99            0              0          0.25%          11.4%
12/31/05          3.58            0              0          0.25%          16.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     4.10            0     $        0          0.00%          35.7%
12/31/08          3.02            0              0          0.00%         -42.5%
12/31/07          5.26            0              0          0.00%          17.6%
12/31/06          4.47            0              0          0.00%          11.7%
12/31/05          4.00            0              0          0.00%          16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         1.4%
2008         1.0%
2007         1.0%
2006         1.3%
2005         0.3%

                             AUL American Unit Trust
                                    Fidelity
                  Fidelity VIP Overseas Initial Class-922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,295,340    $       20,538,790                1,016,301
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       15,295,340
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       15,295,340             7,466,477     $               2.05
Band 100                                             -                     -                     2.08
Band 75                                              -                     -                     2.11
Band 50                                              -                     -                     2.15
Band 25                                              -                     -                     2.18
Band 0                                               -                     -                     2.52
                                    ------------------    ------------------
 Total                              $       15,295,340             7,466,477
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            295,235
Mortality & expense charges                                                                  (169,288)
                                                                                 --------------------
Net investment income (loss)                                                                  125,947
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (911,506)
Realized gain distributions                                                                    44,054
Net change in unrealized appreciation (depreciation)                                        3,838,524
                                                                                 --------------------
Net gain (loss)                                                                             2,971,072
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,097,019
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         125,947     $          268,644
Net realized gain (loss)                                              (911,506)             2,023,780
Realized gain distributions                                             44,054              2,551,708
Net change in unrealized appreciation (depreciation)                 3,838,524            (16,381,484)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,097,019            (11,537,352)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,156,454              3,808,516
Cost of units redeemed                                              (3,482,586)            (5,593,290)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,326,132)            (1,784,774)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,770,887            (13,322,126)
Net assets, beginning                                               13,524,453             26,846,579
                                                             -----------------     ------------------
Net assets, ending                                           $      15,295,340             13,524,453
                                                             =================     ==================
Units sold                                                           1,471,750              1,859,411
Units redeemed                                                      (2,254,974)            (2,697,584)
                                                             -----------------     ------------------
Net increase (decrease)                                               (783,224)              (838,173)
Units outstanding, beginning                                         8,249,701              9,087,874
                                                             -----------------     ------------------
Units outstanding, ending                                            7,466,477              8,249,701
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $      440,460,757
Cost of units redeemed                                                                   (440,607,341)
Account charges                                                                                     -
Net investment income (loss)                                                                5,638,438
Net realized gain (loss)                                                                    8,196,236
Realized gain distributions                                                                 6,850,700
Net change in unrealized appreciation (depreciation)                                       (5,243,450)
                                                                                   ------------------
                                                                                   $       15,295,340
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.05        7,466     $   15,295          1.25%          25.0%
12/31/08          1.64        8,250         13,524          1.25%         -44.5%
12/31/07          2.95        9,088         26,847          1.25%          15.8%
12/31/06          2.55       13,219         33,708          1.25%          16.4%
12/31/05          2.19       15,866         34,747          1.25%          17.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09   $       2.08           0     $        0          1.00%          25.3%
12/31/08           1.66           0              0          1.00%         -44.4%
12/31/07           2.99           0              0          1.00%          16.1%
12/31/06           2.57           0              0          1.00%          16.9%
12/31/05           2.20           0              0          1.00%          18.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.11            0     $        0          0.75%          25.6%
12/31/08          1.68            0              0          0.75%         -44.2%
12/31/07          3.02            0              0          0.75%          16.4%
12/31/06          2.59            0              0          0.75%          17.2%
12/31/05          2.21            0              0          0.75%          18.4%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.15            0     $        0          0.50%          25.9%
12/31/08          1.71            0              0          0.50%         -44.1%
12/31/07          3.05            0              0          0.50%          16.7%
12/31/06          2.61            0              0          0.50%          17.5%
12/31/05          2.22            0              0          0.50%          18.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.18            0     $        0          0.25%          26.2%
12/31/08          1.73            0              0          0.25%         -43.9%
12/31/07          3.08            0              0          0.25%          17.0%
12/31/06          2.63            0              0          0.25%          17.8%
12/31/05          2.24            0              0          0.25%          19.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.52            0     $        0          0.00%          26.5%
12/31/08          1.99            0              0          0.00%         -43.8%
12/31/07          3.55            0              0          0.00%          17.3%
12/31/06          3.03            0              0          0.00%          18.1%
12/31/05          2.56            0              0          0.00%          19.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         2.0%
2008         2.6%
2007         3.6%
2006         0.9%
2005         0.6%

                             AUL American Unit Trust
                                   Fifth Third
                 Fifth Third Strategic Income A Class-316786284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          188,048    $          171,892                   19,609
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          188,048
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          188,048               159,633     $               1.18
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $          188,048               159,633
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              8,692
Mortality & expense charges                                                                    (1,099)
                                                                                 --------------------
Net investment income (loss)                                                                    7,593
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,449)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           24,947
                                                                                 --------------------
Net gain (loss)                                                                                19,498
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             27,091
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           7,593     $            1,668
Net realized gain (loss)                                                (5,449)                (4,620)
Realized gain distributions                                                  -                     31
Net change in unrealized appreciation (depreciation)                    24,947                 (7,434)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       27,091                (10,355)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               151,064                 68,802
Cost of units redeemed                                                 (17,360)               (49,934)
                                                             -----------------     ------------------
Increase (decrease)                                                    133,704                 18,868
                                                             -----------------     ------------------
Net increase (decrease)                                                160,795                  8,513
Net assets, beginning                                                   27,253                 18,740
                                                             -----------------     ------------------
Net assets, ending                                           $         188,048                 27,253
                                                             =================     ==================
Units sold                                                             147,127                 61,587
Units redeemed                                                         (18,712)               (47,138)
                                                             -----------------     ------------------
Net increase (decrease)                                                128,415                 14,449
Units outstanding, beginning                                            31,218                 16,769
                                                             -----------------     ------------------
Units outstanding, ending                                              159,633                 31,218
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          287,416
Cost of units redeemed                                                                       (115,287)
Account charges                                                                                     -
Net investment income (loss)                                                                    9,422
Net realized gain (loss)                                                                      (10,586)
Realized gain distributions                                                                       927
Net change in unrealized appreciation (depreciation)                                           16,156
                                                                                   ------------------
                                                                                   $          188,048
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18          160     $      188          1.25%          34.9%
12/31/08          0.87           31             27          1.25%         -21.9%
12/31/07          1.12           17             19          1.25%          -1.1%
12/31/06          1.13           30             33          1.25%           4.6%
12/31/05          1.08            1              1          1.25%          -0.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          35.3%
12/31/08          0.88            0              0          1.00%         -21.7%
12/31/07          1.13            0              0          1.00%          -0.9%
12/31/06          1.14            0              0          1.00%           5.3%
12/31/05          1.08            0              0          1.00%          -1.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.75%          35.6%
12/31/08          0.89            0              0          0.75%         -21.5%
12/31/07          1.14            0              0          0.75%          -0.6%
12/31/06          1.14            0              0          0.75%           5.5%
12/31/05          1.08            0              0          0.75%          -0.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          36.0%
12/31/08          0.90            0              0          0.50%         -21.3%
12/31/07          1.15            0              0          0.50%          -0.4%
12/31/06          1.15            0              0          0.50%           5.8%
12/31/05          1.09            0              0          0.50%          -0.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          36.3%
12/31/08          0.91            0              0          0.25%         -21.1%
12/31/07          1.16            0              0          0.25%          -0.1%
12/31/06          1.16            0              0          0.25%           6.1%
12/31/05          1.09            0              0          0.25%          -0.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.00%          36.6%
12/31/08          0.92            0              0          0.00%         -20.9%
12/31/07          1.17            0              0          0.00%           0.1%
12/31/06          1.17            0              0          0.00%           6.3%
12/31/05          1.10            0              0          0.00%          -0.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              8.1%
2008              9.1%
2007              0.6%
2006              3.2%
2005              2.0%

                             AUL American Unit Trust
                                   Fifth Third
                   Fifth Third All Cap Value A Class-316786243

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          307,062    $          424,387                   22,283
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          307,062
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          307,062               304,604     $               1.01
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.04
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.07
Band 0                                               -                     -                     1.08
                                    ------------------    ------------------
 Total                              $          307,062               304,604
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,309
Mortality & expense charges                                                                    (3,250)
                                                                                 --------------------
Net investment income (loss)                                                                       59
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (56,183)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          118,037
                                                                                 --------------------
Net gain (loss)                                                                                61,854
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             61,913
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              59     $              315
Net realized gain (loss)                                               (56,183)               (46,252)
Realized gain distributions                                                  -                 20,066
Net change in unrealized appreciation (depreciation)                   118,037               (147,920)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       61,913               (173,791)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                47,701                 41,201
Cost of units redeemed                                                 (45,512)               (79,194)
                                                             -----------------     ------------------
Increase (decrease)                                                      2,189                (37,993)
                                                             -----------------     ------------------
Net increase (decrease)                                                 64,102               (211,784)
Net assets, beginning                                                  242,960                454,744
                                                             -----------------     ------------------
Net assets, ending                                           $         307,062                242,960
                                                             =================     ==================
Units sold                                                              58,239                 38,910
Units redeemed                                                         (54,833)               (64,860)
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,406                (25,950)
Units outstanding, beginning                                           301,198                327,148
                                                             -----------------     ------------------
Units outstanding, ending                                              304,604                301,198
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          632,583
Cost of units redeemed                                                                       (195,238)
Account charges                                                                                     -
Net investment income (loss)                                                                   (1,436)
Net realized gain (loss)                                                                     (109,183)
Realized gain distributions                                                                    97,661
Net change in unrealized appreciation (depreciation)                                         (117,325)
                                                                                   ------------------
                                                                                   $          307,062
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01          305     $      307          1.25%          25.0%
12/31/08          0.81          301            243          1.25%         -42.0%
12/31/07          1.39          327            455          1.25%           0.6%
12/31/06          1.38           38             53          1.25%          18.1%
12/31/05          1.17            5              6          1.25%           6.4%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%          25.3%
12/31/08          0.82            0              0          1.00%         -41.8%
12/31/07          1.40            0              0          1.00%           0.8%
12/31/06          1.39            0              0          1.00%          18.8%
12/31/05          1.17            0              0          1.00%           5.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.75%          25.6%
12/31/08          0.83            0              0          0.75%         -41.7%
12/31/07          1.42            0              0          0.75%           1.1%
12/31/06          1.40            0              0          0.75%          19.1%
12/31/05          1.18            0              0          0.75%           6.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05            0     $        0          0.50%          25.9%
12/31/08          0.84            0              0          0.50%         -41.5%
12/31/07          1.43            0              0          0.50%           1.4%
12/31/06          1.41            0              0          0.50%          19.4%
12/31/05          1.18            0              0          0.50%           6.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07            0     $        0          0.25%          26.2%
12/31/08          0.84            0              0          0.25%         -41.4%
12/31/07          1.44            0              0          0.25%           1.6%
12/31/06          1.42            0              0          0.25%          19.7%
12/31/05          1.18            0              0          0.25%           6.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          0.00%          26.5%
12/31/08          0.85            0              0          0.00%         -41.2%
12/31/07          1.45            0              0          0.00%           1.9%
12/31/06          1.43            0              0          0.00%          20.0%
12/31/05          1.19            0              0          0.00%           7.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.2%
2008              1.3%
2007              0.8%
2006              0.5%
2005              0.1%

                             AUL American Unit Trust
                                   Fifth Third
                  Fifth Third Quality Growth A Class-316786797

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           18,635    $           20,230                    1,362
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           18,635
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           18,635                17,318     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.12
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.15
                                    ------------------    ------------------
 Total                              $           18,635                17,318
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 29
Mortality & expense charges                                                                      (186)
                                                                                 --------------------
Net investment income (loss)                                                                     (157)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (685)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,743
                                                                                 --------------------
Net gain (loss)                                                                                 4,058
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,901
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (157)    $             (147)
Net realized gain (loss)                                                  (685)                  (258)
Realized gain distributions                                                  -                    568
Net change in unrealized appreciation (depreciation)                     4,743                 (6,314)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        3,901                 (6,151)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,361                 23,177
Cost of units redeemed                                                  (2,249)                (4,850)
                                                             -----------------     ------------------
Increase (decrease)                                                      2,112                 18,327
                                                             -----------------     ------------------
Net increase (decrease)                                                  6,013                 12,176
Net assets, beginning                                                   12,622                    446
                                                             -----------------     ------------------
Net assets, ending                                           $          18,635                 12,622
                                                             =================     ==================
Units sold                                                               4,544                 18,596
Units redeemed                                                          (2,186)                (3,965)
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,358                 14,631
Units outstanding, beginning                                            14,960                    329
                                                             -----------------     ------------------
Units outstanding, ending                                               17,318                 14,960
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           27,953
Cost of units redeemed                                                                         (7,101)
Account charges                                                                                     -
Net investment income (loss)                                                                     (306)
Net realized gain (loss)                                                                         (943)
Realized gain distributions                                                                       627
Net change in unrealized appreciation (depreciation)                                           (1,595)
                                                                                   ------------------
                                                                                   $           18,635
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08           17     $       19          1.25%          27.5%
12/31/08          0.84           15             13          1.25%         -37.8%
12/31/07          1.36            0              0          1.25%          19.4%
12/31/06          1.14            0              0          1.25%           3.3%
12/31/05          1.10            0              0          1.25%           3.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          1.00%          27.9%
12/31/08          0.85            0              0          1.00%         -37.6%
12/31/07          1.37            0              0          1.00%          19.7%
12/31/06          1.14            0              0          1.00%           3.4%
12/31/05          1.11            0              0          1.00%           4.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $         0         0.75%          28.2%
12/31/08          0.86            0               0         0.75%         -37.5%
12/31/07          1.38            0               0         0.75%          20.0%
12/31/06          1.15            0               0         0.75%           3.6%
12/31/05          1.11            0               0         0.75%           4.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.50%          28.5%
12/31/08          0.87            0              0          0.50%         -37.3%
12/31/07          1.39            0              0          0.50%          20.3%
12/31/06          1.16            0              0          0.50%           3.9%
12/31/05          1.12            0              0          0.50%           5.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.25%          28.8%
12/31/08          0.88            0              0          0.25%         -37.1%
12/31/07          1.41            0              0          0.25%          20.6%
12/31/06          1.17            0              0          0.25%           4.1%
12/31/05          1.12            0              0          0.25%           5.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.00%          29.1%
12/31/08          0.89            0              0          0.00%         -37.0%
12/31/07          1.42            0              0          0.00%          21.3%
12/31/06          1.17            0              0          0.00%           4.5%
12/31/05          1.12            0              0          0.00%           5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.6%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                   Fifth Third
                  Fifth Third Mid-Cap Growth A Class-316786763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           27,822    $           21,776                    3,508
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           27,822
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           27,822                26,160     $               1.06
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.13
Band 0                                               -                     -                     1.14
                                    ------------------    ------------------
 Total                              $           27,822                26,160
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (410)
                                                                                 --------------------
Net investment income (loss)                                                                     (410)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (58,250)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           67,015
                                                                                 --------------------
Net gain (loss)                                                                                 8,765
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,355
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (410)    $           (2,355)
Net realized gain (loss)                                               (58,250)              (148,226)
Realized gain distributions                                                  -                 11,854
Net change in unrealized appreciation (depreciation)                    67,015                (19,666)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,355               (158,393)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               (24,448)              (129,954)
Cost of units redeemed                                                 (15,804)               (88,944)
                                                             -----------------     ------------------
Increase (decrease)                                                    (40,252)              (218,898)
                                                             -----------------     ------------------
Net increase (decrease)                                                (31,897)              (377,291)
Net assets, beginning                                                   59,719                437,010
                                                             -----------------     ------------------
Net assets, ending                                           $          27,822                 59,719
                                                             =================     ==================
Units sold                                                              18,567                  8,816
Units redeemed                                                         (70,376)              (236,579)
                                                             -----------------     ------------------
Net increase (decrease)                                                (51,809)              (227,763)
Units outstanding, beginning                                            77,969                305,732
                                                             -----------------     ------------------
Units outstanding, ending                                               26,160                 77,969
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          220,048
Cost of units redeemed                                                                       (109,590)
Account charges                                                                                     -
Net investment income (loss)                                                                   (3,508)
Net realized gain (loss)                                                                     (206,819)
Realized gain distributions                                                                   121,645
Net change in unrealized appreciation (depreciation)                                            6,046
                                                                                   ------------------
                                                                                   $           27,822
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06           26     $       28          1.25%          38.9%
12/31/08          0.77           78             60          1.25%         -46.4%
12/31/07          1.43          305            437          1.25%           7.5%
12/31/06          1.33            5              7          1.25%           8.1%
12/31/05          1.23            2              3          1.25%           9.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.00%          39.2%
12/31/08          0.77            0              0          1.00%         -46.3%
12/31/07          1.44            0              0          1.00%           7.7%
12/31/06          1.34            0              0          1.00%           8.4%
12/31/05          1.24            0              0          1.00%           9.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%          39.6%
12/31/08          0.78            0              0          0.75%         -46.1%
12/31/07          1.46            0              0          0.75%           8.0%
12/31/06          1.35            0              0          0.75%           8.6%
12/31/05          1.24            0              0          0.75%           9.7%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.50%          39.9%
12/31/08          0.79            0              0          0.50%         -46.0%
12/31/07          1.47            0              0          0.50%           8.3%
12/31/06          1.36            0              0          0.50%           8.9%
12/31/05          1.25            0              0          0.50%          10.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.25%          40.3%
12/31/08          0.80            0              0          0.25%         -45.9%
12/31/07          1.48            0              0          0.25%           8.5%
12/31/06          1.37            0              0          0.25%           9.2%
12/31/05          1.25            0              0          0.25%          10.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.00%          40.6%
12/31/08          0.81            0              0          0.00%         -45.7%
12/31/07          1.50            0              0          0.00%           8.8%
12/31/06          1.37            0              0          0.00%           9.5%
12/31/05          1.26            0              0          0.00%          10.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.3%

                             AUL American Unit Trust
                                 First American
          First American Mid-Cap Growth Opportunities A Class-318941648

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          278,551    $          307,026                    8,740
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          278,551
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          278,551               306,492     $               0.91
Band 100                                             -                     -                     0.92
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
 Total                              $          278,551               306,492
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (2,807)
                                                                                 --------------------
Net investment income (loss)                                                                   (2,807)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (26,156)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          112,929
                                                                                 --------------------
Net gain (loss)                                                                                86,773
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             83,966
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (2,807)  $             (3,643)
Net realized gain (loss)                                               (26,156)               (40,595)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   112,929               (130,071)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       83,966               (174,309)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                56,959                 41,173
Cost of units redeemed                                                 (38,338)               (80,246)
                                                             -----------------   --------------------
Increase (decrease)                                                     18,621                (39,073)
                                                             -----------------   --------------------
Net increase (decrease)                                                102,587               (213,382)
Net assets, beginning                                                  175,964                389,346
                                                             -----------------   --------------------
Net assets, ending                                           $         278,551                175,964
                                                             =================   ====================
Units sold                                                             102,188                 53,352
Units redeemed                                                         (73,829)              (104,647)
                                                             -----------------   --------------------
Net increase (decrease)                                                 28,359                (51,295)
Units outstanding, beginning                                           278,133                329,428
                                                             -----------------   --------------------
Units outstanding, ending                                              306,492                278,133
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,373,050
Cost of units redeemed                                                                     (1,042,241)
Account charges                                                                                     -
Net investment income (loss)                                                                  (10,412)
Net realized gain (loss)                                                                      (53,499)
Realized gain distributions                                                                    40,128
Net change in unrealized appreciation (depreciation)                                          (28,475)
                                                                                   ------------------
                                                                                   $          278,551
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91          306     $      279          1.25%          43.7%
12/31/08          0.63          278            176          1.25%         -46.5%
12/31/07          1.18          329            389          1.25%          15.3%
12/31/06          1.02            0              0          1.25%           2.5%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          1.00%          44.0%
12/31/08          0.64            0              0          1.00%         -46.3%
12/31/07          1.19            0              0          1.00%          15.6%
12/31/06          1.03            0              0          1.00%           2.5%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          44.4%
12/31/08          0.64            0              0          0.75%         -46.2%
12/31/07          1.19            0              0          0.75%          15.9%
12/31/06          1.03            0              0          0.75%           2.6%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.50%          44.7%
12/31/08          0.64            0              0          0.50%         -46.1%
12/31/07          1.19            0              0          0.50%          16.2%
12/31/06          1.03            0              0          0.50%           2.6%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.25%          45.1%
12/31/08          0.65            0              0          0.25%         -45.9%
12/31/07          1.20            0              0          0.25%          16.5%
12/31/06          1.03            0              0          0.25%           2.7%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.00%          45.5%
12/31/08          0.65            0              0          0.00%         -45.8%
12/31/07          1.20            0              0          0.00%          16.8%
12/31/06          1.03            0              0          0.00%           2.7%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross . income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
          First American Mid-Cap Growth Opportunities R Class-318941614

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,692    $            3,818                      149
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,692
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,692                 5,204     $               0.90
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.92
Band 25                                              -                     -                     0.93
Band 0                                               -                     -                     0.94
                                    ------------------    ------------------
 Total                              $            4,692                 5,204
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (34)
                                                                                 --------------------
Net investment income (loss)                                                                      (34)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (7)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,086
                                                                                 --------------------
Net gain (loss)                                                                                 1,079
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,045
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (34)  $                 (3)
Net realized gain (loss)                                                    (7)                    (1)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,086                   (212)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        1,045                   (216)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 2,356                  1,514
Cost of units redeemed                                                      (7)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                      2,349                  1,514
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,394                  1,298
Net assets, beginning                                                    1,298                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           4,692                  1,298
                                                             =================   ====================
Units sold                                                               3,141                  2,063
Units redeemed                                                               -                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,141                  2,063
Units outstanding, beginning                                             2,063                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                5,204                  2,063
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            3,870
Cost of units redeemed                                                                             (7)
Account charges                                                                                     -
Net investment income (loss)                                                                      (37)
Net realized gain (loss)                                                                           (8)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              874
                                                                                   ------------------
                                                                                   $            4,692
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            5     $        5          1.25%          43.3%
12/31/08          0.63            2              1          1.25%         -46.6%
12/31/07          1.18            0              0          1.25%          15.0%
12/31/06          1.02            0              0          1.25%           2.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          1.00%          43.6%
12/31/08          0.63            0              0          1.00%         -46.5%
12/31/07          1.18            0              0          1.00%          15.3%
12/31/06          1.02            0              0          1.00%           2.5%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          44.0%
12/31/08          0.64            0              0          0.75%         -46.3%
12/31/07          1.19            0              0          0.75%          15.6%
12/31/06          1.03            0              0          0.75%           2.5%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92             0    $        0          0.50%          44.3%
12/31/08          0.64             0             0          0.50%         -46.2%
12/31/07          1.19             0             0          0.50%          15.9%
12/31/06          1.03             0             0          0.50%           2.6%
10/23/06          1.00             0             0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.25%          44.7%
12/31/08          0.64            0              0          0.25%         -46.1%
12/31/07          1.19            0              0          0.25%          16.2%
12/31/06          1.03            0              0          0.25%           2.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.00%          45.1%
12/31/08          0.65            0              0          0.00%         -45.9%
12/31/07          1.20            0              0          0.00%          16.5%
12/31/06          1.03            0              0          0.00%           2.7%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross . income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                 First American Mid-Cap Value A Class-318530409

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           70,489    $           76,743                    3,536
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           70,489
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           70,489                83,649     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $           70,489                83,649
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                699
Mortality & expense charges                                                                      (914)
                                                                                 --------------------
Net investment income (loss)                                                                     (215)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,524)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           28,183
                                                                                 --------------------
Net gain (loss)                                                                                19,659
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,444
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (215)  $                234
Net realized gain (loss)                                                (8,524)                  (896)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    28,183                (34,437)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       19,444                (35,099)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 9,041                112,744
Cost of units redeemed                                                 (30,831)                (4,810)
                                                             -----------------   --------------------
Increase (decrease)                                                    (21,790)               107,934
                                                             -----------------   --------------------
Net increase (decrease)                                                 (2,346)                72,835
Net assets, beginning                                                   72,835                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          70,489                 72,835
                                                             =================   ====================
Units sold                                                              14,430                114,746
Units redeemed                                                         (40,491)                (5,036)
                                                             -----------------   --------------------
Net increase (decrease)                                                (26,061)               109,710
Units outstanding, beginning                                           109,710                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               83,649                109,710
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          121,785
Cost of units redeemed                                                                        (35,641)
Account charges                                                                                     -
Net investment income (loss)                                                                       19
Net realized gain (loss)                                                                       (9,420)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (6,254)
                                                                                   ------------------
                                                                                   $           70,489
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84           84     $       70          1.25%          26.9%
12/31/08          0.66          110             73          1.25%         -37.3%
12/31/07          1.06            0              0          1.25%           3.1%
12/31/06          1.03            0              0          1.25%           2.7%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          27.2%
12/31/08          0.67            0              0          1.00%         -37.1%
12/31/07          1.06            0              0          1.00%           3.4%
12/31/06          1.03            0              0          1.00%           2.7%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.75%          27.6%
12/31/08          0.67            0              0          0.75%         -37.0%
12/31/07          1.07            0              0          0.75%           3.6%
12/31/06          1.03            0              0          0.75%           2.8%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          27.9%
12/31/08          0.67            0              0          0.50%         -36.8%
12/31/07          1.07            0              0          0.50%           3.9%
12/31/06          1.03            0              0          0.50%           2.8%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          28.2%
12/31/08          0.68            0              0          0.25%         -36.7%
12/31/07          1.07            0              0          0.25%           4.1%
12/31/06          1.03            0              0          0.25%           2.9%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          28.5%
12/31/08          0.68            0              0          0.00%         -36.5%
12/31/07          1.07            0              0          0.00%           4.4%
12/31/06          1.03            0              0          0.00%           2.9%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%
2008              2.2%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                 First American Mid-Cap Value R Class-318941408

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           43,524    $           30,062                    2,194
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           43,524
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           43,524                52,072     $               0.84
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.86
Band 0                                               -                     -                     0.87
                                    ------------------    ------------------
 Total                              $           43,524                52,072
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                328
Mortality & expense charges                                                                      (398)
                                                                                 --------------------
Net investment income (loss)                                                                      (70)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (40)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           14,551
                                                                                 --------------------
Net gain (loss)                                                                                14,511
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,441
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (70)  $                 (2)
Net realized gain (loss)                                                   (40)                (1,138)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    14,551                 (1,089)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       14,441                 (2,229)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                32,231                  6,799
Cost of units redeemed                                                  (6,509)                (1,209)
                                                             -----------------   --------------------
Increase (decrease)                                                     25,722                  5,590
                                                             -----------------   --------------------
Net increase (decrease)                                                 40,163                  3,361
Net assets, beginning                                                    3,361                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          43,524                  3,361
                                                             =================   ====================
Units sold                                                              55,310                  7,350
Units redeemed                                                          (8,330)                (2,258)
                                                             -----------------   --------------------
Net increase (decrease)                                                 46,980                  5,092
Units outstanding, beginning                                             5,092                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               52,072                  5,092
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           39,030
Cost of units redeemed                                                                         (7,718)
Account charges                                                                                     -
Net investment income (loss)                                                                      (72)
Net realized gain (loss)                                                                       (1,178)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           13,462
                                                                                   ------------------
                                                                                   $           43,524
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84           52     $       44          1.25%          26.6%
12/31/08          0.66            5              3          1.25%         -37.5%
12/31/07          1.06            0              0          1.25%           2.9%
12/31/06          1.03            0              0          1.25%           2.6%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          1.00%          27.0%
12/31/08          0.66            0              0          1.00%         -37.3%
12/31/07          1.06            0              0          1.00%           3.1%
12/31/06          1.03            0              0          1.00%           2.7%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          27.3%
12/31/08          0.67            0              0          0.75%         -37.2%
12/31/07          1.06            0              0          0.75%           3.4%
12/31/06          1.03            0              0          0.75%           2.7%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          27.6%
12/31/08          0.67            0              0          0.50%         -37.0%
12/31/07          1.07            0              0          0.50%           3.6%
12/31/06          1.03            0              0          0.50%           2.8%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.25%          27.9%
12/31/08          0.67            0              0          0.25%         -36.9%
12/31/07          1.07            0              0          0.25%           3.9%
12/31/06          1.03            0              0          0.25%           2.8%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.00%          28.2%
12/31/08          0.68            0              0          0.00%         -36.7%
12/31/07          1.07            0              0          0.00%           4.2%
12/31/06          1.03            0              0          0.00%           2.9%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.4%
2008              1.7%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                First American Small-Cap Select A Class-318941531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          443,514    $          482,826                   41,295
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          443,514
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          443,514               521,721     $               0.85
Band 100                                             -                     -                     0.86
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.88
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $          443,514               521,721
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (4,065)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,065)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (22,180)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          131,046
                                                                                 --------------------
Net gain (loss)                                                                               108,866
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            104,801
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (4,065)  $             (5,169)
Net realized gain (loss)                                               (22,180)               (73,470)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   131,046                (82,007)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      104,801               (160,646)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                98,388                (37,109)
Cost of units redeemed                                                 (32,978)               (77,354)
                                                             -----------------   --------------------
Increase (decrease)                                                     65,410               (114,463)
                                                             -----------------   --------------------
Net increase (decrease)                                                170,211               (275,109)
Net assets, beginning                                                  273,303                548,412
                                                             -----------------   --------------------
Net assets, ending                                           $         443,514                273,303
                                                             =================   ====================
Units sold                                                             136,434                122,391
Units redeemed                                                         (51,327)              (254,081)
                                                             -----------------   --------------------
Net increase (decrease)                                                 85,107               (131,690)
Units outstanding, beginning                                           436,614                568,304
                                                             -----------------   --------------------
Units outstanding, ending                                              521,721                436,614
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          746,599
Cost of units redeemed                                                                       (187,651)
Account charges                                                                                     -
Net investment income (loss)                                                                  (12,483)
Net realized gain (loss)                                                                      (99,878)
Realized gain distributions                                                                    36,239
Net change in unrealized appreciation (depreciation)                                          (39,312)
                                                                                   ------------------
                                                                                   $          443,514
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85          522     $      444          1.25%          35.8%
12/31/08          0.63          437            273          1.25%         -35.1%
12/31/07          0.96          568            548          1.25%          -6.6%
12/31/06          1.03            0              0          1.25%           3.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          1.00%          36.1%
12/31/08          0.63            0              0          1.00%         -35.0%
12/31/07          0.97            0              0          1.00%          -6.4%
12/31/06          1.03            0              0          1.00%           3.4%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.75%          36.5%
12/31/08          0.63            0              0          0.75%         -34.8%
12/31/07          0.97            0              0          0.75%          -6.2%
12/31/06          1.03            0              0          0.75%           3.5%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.50%          36.8%
12/31/08          0.64            0              0          0.50%         -34.6%
12/31/07          0.97            0              0          0.50%          -5.9%
12/31/06          1.04            0              0          0.50%           3.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.25%          37.2%
12/31/08          0.64            0              0          0.25%         -34.5%
12/31/07          0.98            0              0          0.25%          -5.7%
12/31/06          1.04            0              0          0.25%           3.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          37.5%
12/31/08          0.64            0              0          0.00%         -34.3%
12/31/07          0.98            0              0          0.00%          -5.5%
12/31/06          1.04            0              0          0.00%           3.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross . income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                First American Small-Cap Select R Class-318941499

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           38,740    $           35,393                    3,682
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           38,740
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           38,740                45,936     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
 Total                              $           38,740                45,936
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (201)
                                                                                 --------------------
Net investment income (loss)                                                                     (201)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (89)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,166
                                                                                 --------------------
Net gain (loss)                                                                                 6,077
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,876
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (201)  $               (411)
Net realized gain (loss)                                                   (89)               (17,024)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,166                  3,698
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        5,876                (13,737)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                24,733                  8,736
Cost of units redeemed                                                    (469)               (27,376)
                                                             -----------------   --------------------
Increase (decrease)                                                     24,264                (18,640)
                                                             -----------------   --------------------
Net increase (decrease)                                                 30,140                (32,377)
Net assets, beginning                                                    8,600                 40,977
                                                             -----------------   --------------------
Net assets, ending                                           $          38,740                  8,600
                                                             =================   ====================
Units sold                                                              33,477                 11,124
Units redeemed                                                          (1,354)               (39,883)
                                                             -----------------   --------------------
Net increase (decrease)                                                 32,123                (28,759)
Units outstanding, beginning                                            13,813                 42,572
                                                             -----------------   --------------------
Units outstanding, ending                                               45,936                 13,813
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          115,410
Cost of units redeemed                                                                        (64,937)
Account charges                                                                                     -
Net investment income (loss)                                                                     (467)
Net realized gain (loss)                                                                      (17,115)
Realized gain distributions                                                                     2,502
Net change in unrealized appreciation (depreciation)                                            3,347
                                                                                   ------------------
                                                                                   $           38,740
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84           46     $       39          1.25%          35.5%
12/31/08          0.62           14              9          1.25%         -35.3%
12/31/07          0.96           43             41          1.25%          -6.9%
12/31/06          1.03            0              0          1.25%           3.3%
10/23/06          1.00            0              0          1.25%           0.0%

>                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          35.8%
12/31/08          0.63            0              0          1.00%         -35.2%
12/31/07          0.97            0              0          1.00%          -6.6%
12/31/06          1.03            0              0          1.00%           3.4%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.75%          36.1%
12/31/08          0.63            0              0          0.75%         -35.0%
12/31/07          0.97            0              0          0.75%          -6.4%
12/31/06          1.03            0              0          0.75%           3.4%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          36.5%
12/31/08          0.63            0              0          0.50%         -34.8%
12/31/07          0.97            0              0          0.50%          -6.1%
12/31/06          1.03            0              0          0.50%           3.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          36.8%
12/31/08          0.64            0              0          0.25%         -34.7%
12/31/07          0.97            0              0          0.25%          -5.9%
12/31/06          1.04            0              0          0.25%           3.5%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          37.2%
12/31/08          0.64            0              0          0.00%         -34.5%
12/31/07          0.98            0              0          0.00%          -5.7%
12/31/06          1.04            0              0          0.00%           3.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross . income has been received during the year.

2009              0.0%
2008              0.0%
2007              1.3%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                First American Small-Cap Value A Class-318530151

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           36,394    $           33,811                    4,043
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           36,394
                                    ==================
>
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           36,394                47,170     $               0.77
Band 100                                             -                     -                     0.78
Band 75                                              -                     -                     0.78
Band 50                                              -                     -                     0.79
Band 25                                              -                     -                     0.80
Band 0                                               -                     -                     0.80
                                    ------------------    ------------------
 Total                              $           36,394                47,170
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 97
Mortality & expense charges                                                                      (539)
                                                                                 --------------------
Net investment income (loss)                                                                     (442)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (5,548)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           14,085
                                                                                 --------------------
Net gain (loss)                                                                                 8,537
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              8,095
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (442)    $              192
Net realized gain (loss)                                                (5,548)                  (814)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    14,085                (11,484)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,095                (12,106)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                10,917                 59,045
Cost of units redeemed                                                 (27,167)                (2,524)
                                                             -----------------     ------------------
Increase (decrease)                                                    (16,250)                56,521
                                                             -----------------     ------------------
Net increase (decrease)                                                 (8,155)                44,415
Net assets, beginning                                                   44,549                    134
                                                             -----------------     ------------------
Net assets, ending                                           $          36,394                 44,549
                                                             =================     ==================
Units sold                                                              17,199                 73,119
Units redeemed                                                         (37,469)                (5,819)
                                                             -----------------     ------------------
Net increase (decrease)                                                (20,270)                67,300
Units outstanding, beginning                                            67,440                    140
                                                             -----------------     ------------------
Units outstanding, ending                                               47,170                 67,440
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           70,101
Cost of units redeemed                                                                        (29,691)
Account charges                                                                                     -
Net investment income (loss)                                                                     (250)
Net realized gain (loss)                                                                       (6,362)
Realized gain distributions                                                                        13
Net change in unrealized appreciation (depreciation)                                            2,583
                                                                                   ------------------
                                                                                   $           36,394
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77           47     $       36          1.25%          16.8%
12/31/08          0.66           67             45          1.25%         -30.8%
12/31/07          0.95            0              0          1.25%          -7.4%
12/31/06          1.03            0              0          1.25%           3.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          1.00%          17.1%
12/31/08          0.66            0              0          1.00%         -30.6%
12/31/07          0.96            0              0          1.00%          -7.1%
12/31/06          1.03            0              0          1.00%           3.0%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.75%          17.4%
12/31/08          0.67            0              0          0.75%         -30.4%
12/31/07          0.96            0              0          0.75%          -6.8%
12/31/06          1.03            0              0          0.75%           3.0%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.50%          17.7%
12/31/08          0.67            0              0          0.50%         -30.2%
12/31/07          0.96            0              0          0.50%          -6.5%
12/31/06          1.03            0              0          0.50%           3.0%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.25%          18.0%
12/31/08          0.68            0              0          0.25%         -30.1%
12/31/07          0.97            0              0          0.25%          -6.3%
12/31/06          1.03            0              0          0.25%           3.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.00%          18.3%
12/31/08          0.68            0              0          0.00%         -29.9%
12/31/07          0.97            0              0          0.00%          -6.0%
12/31/06          1.03            0              0          0.00%           3.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              2.1%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                First American Small-Cap Value R Class-318941507

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           25,740    $           24,867                    2,895
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           25,740
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           25,698                33,534     $               0.77
Band 100                                             -                     -                     0.77
Band 75                                              -                     -                     0.78
Band 50                                             42                    53                     0.78
Band 25                                              -                     -                     0.79
Band 0                                               -                     -                     0.80
                                    ------------------    ------------------
 Total                              $           25,740                33,587
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  6
Mortality & expense charges                                                                       (90)
                                                                                 --------------------
Net investment income (loss)                                                                      (84)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           15
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              873
                                                                                 --------------------
Net gain (loss)                                                                                   888
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                804
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (84)    $                -
Net realized gain (loss)                                                    15                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       873                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          804                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                24,937                      -
Cost of units redeemed                                                      (1)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                     24,936                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                 25,740                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          25,740                      -
                                                             =================     ==================
Units sold                                                              33,589                      -
Units redeemed                                                              (2)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                 33,587                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               33,587                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           24,937
Cost of units redeemed                                                                             (1)
Account charges                                                                                     -
Net investment income (loss)                                                                      (84)
Net realized gain (loss)                                                                           15
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              873
                                                                                   ------------------
                                                                                   $           25,740
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77           34     $       26          1.25%          16.6%
12/31/08          0.66            0              0          1.25%         -31.0%
12/31/07          0.95            0              0          1.25%          -7.4%
12/31/06          1.03            0              0          1.25%           2.8%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          1.00%          16.9%
12/31/08          0.66            0              0          1.00%         -30.8%
12/31/07          0.95            0              0          1.00%          -7.1%
12/31/06          1.03            0              0          1.00%           2.8%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.75%          17.2%
12/31/08          0.66            0              0          0.75%         -30.6%
12/31/07          0.96            0              0          0.75%          -6.9%
12/31/06          1.03            0              0          0.75%           2.9%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.50%          17.5%
12/31/08          0.67            0              0          0.50%         -30.5%
12/31/07          0.96            0              0          0.50%          -6.7%
12/31/06          1.03            0              0          0.50%           2.9%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.25%          17.8%
12/31/08          0.67            0              0          0.25%         -30.3%
12/31/07          0.96            0              0          0.25%          -6.4%
12/31/06          1.03            0              0          0.25%           3.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.00%          18.1%
12/31/08          0.68            0              0          0.00%         -30.1%
12/31/07          0.97            0              0          0.00%          -6.2%
12/31/06          1.03            0              0          0.00%           3.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
          First American Strategic Growth Allocation A Class-31847S308

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              511    $              499                       50
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              511
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $              511                   536     $               0.95
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.97
Band 50                                              -                     -                     0.98
Band 25                                              -                     -                     0.98
Band 0                                               -                     -                     0.99
                                    ------------------    ------------------
 Total                              $              511                   536
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  9
Mortality & expense charges                                                                        (1)
                                                                                 --------------------
Net investment income (loss)                                                                        8
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               12
                                                                                 --------------------
Net gain (loss)                                                                                    12
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 20
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               8     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                        12                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                           20                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   491                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                        491                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    511                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $             511                      -
                                                             =================     ==================
Units sold                                                                 536                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                    536                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                  536                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $              491
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        8
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               12
                                                                                   ------------------
                                                                                   $              511
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            1     $        1          1.25%          27.9%
12/31/08          0.75            0              0          1.25%         -32.7%
12/31/07          1.11            0              0          1.25%           8.2%
12/31/06          1.02            0              0          1.25%           2.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.00%          28.2%
12/31/08          0.75            0              0          1.00%         -32.5%
12/31/07          1.11            0              0          1.00%           8.4%
12/31/06          1.02            0              0          1.00%           2.4%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.75%          28.5%
12/31/08          0.75            0              0          0.75%         -32.4%
12/31/07          1.11            0              0          0.75%           8.7%
12/31/06          1.02            0              0          0.75%           2.5%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.50%          28.9%
12/31/08          0.76            0              0          0.50%         -32.2%
12/31/07          1.12            0              0          0.50%           8.9%
12/31/06          1.03            0              0          0.50%           2.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.25%          29.2%
12/31/08          0.76            0              0          0.25%         -32.0%
12/31/07          1.12            0              0          0.25%           9.2%
12/31/06          1.03            0              0          0.25%           2.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.00%          29.5%
12/31/08          0.77            0              0          0.00%         -31.9%
12/31/07          1.12            0              0          0.00%           9.5%
12/31/06          1.03            0              0          0.00%           2.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.5%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
          First American Strategic Growth Allocation R Class-31847S886

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          102,343    $           96,466                   10,224
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          102,343
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          102,343               108,176     $               0.95
Band 100                                             -                     -                     0.95
Band 75                                              -                     -                     0.96
Band 50                                              -                     -                     0.97
Band 25                                              -                     -                     0.98
Band 0                                               -                     -                     0.98
                                    ------------------    ------------------
 Total                              $          102,343               108,176
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,409
Mortality & expense charges                                                                      (342)
                                                                                 --------------------
Net investment income (loss)                                                                    1,067
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           34
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,877
                                                                                 --------------------
Net gain (loss)                                                                                 5,911
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,978
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,067     $                -
Net realized gain (loss)                                                    34                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,877                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        6,978                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                95,365                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                     95,365                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                102,343                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         102,343                      -
                                                             =================     ==================
Units sold                                                             111,008                      -
Units redeemed                                                          (2,832)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                108,176                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              108,176                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           95,365
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                    1,067
Net realized gain (loss)                                                                           34
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,877
                                                                                   ------------------
                                                                                   $          102,343
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95          108     $      102          1.25%          27.6%
12/31/08          0.74            0              0          1.25%         -32.9%
12/31/07          1.10            0              0          1.25%           7.9%
12/31/06          1.02            0              0          1.25%           2.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          1.00%          27.9%
12/31/08          0.75            0              0          1.00%         -32.7%
12/31/07          1.11            0              0          1.00%           8.1%
12/31/06          1.02            0              0          1.00%           2.5%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.75%          28.3%
12/31/08          0.75            0              0          0.75%         -32.6%
12/31/07          1.11            0              0          0.75%           8.4%
12/31/06          1.03            0              0          0.75%           2.5%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.50%          28.6%
12/31/08          0.75            0              0          0.50%         -32.4%
12/31/07          1.11            0              0          0.50%           8.7%
12/31/06          1.03            0              0          0.50%           2.6%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.25%          28.9%
12/31/08          0.76            0              0          0.25%         -32.2%
12/31/07          1.12            0              0          0.25%           8.9%
12/31/06          1.03            0              0          0.25%           2.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.00%          29.2%
12/31/08          0.76            0              0          0.00%         -32.1%
12/31/07          1.12            0              0          0.00%           9.2%
12/31/06          1.03            0              0          0.00%           2.7%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.8%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                 First American
                 First American Mid-Cap Index R Class-318941382

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          626,933    $          566,436                   60,514
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          626,933
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          626,933               749,704     $               0.84
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.85
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $          626,933               749,704
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,562
Mortality & expense charges                                                                    (3,674)
                                                                                 --------------------
Net investment income (loss)                                                                     (112)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (44,508)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          123,777
                                                                                 --------------------
Net gain (loss)                                                                                79,269
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             79,157
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (112)    $              521
Net realized gain (loss)                                               (44,508)                (1,008)
Realized gain distributions                                                  -                  9,275
Net change in unrealized appreciation (depreciation)                   123,777                (63,280)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       79,157                (54,492)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               829,299                356,252
Cost of units redeemed                                                (414,764)              (168,519)
                                                             -----------------     ------------------
Increase (decrease)                                                    414,535                187,733
                                                             -----------------     ------------------
Net increase (decrease)                                                493,692                133,241
Net assets, beginning                                                  133,241                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         626,933                133,241
                                                             =================     ==================
Units sold                                                           1,696,330                396,232
Units redeemed                                                      (1,161,207)              (181,651)
                                                             -----------------     ------------------
Net increase (decrease)                                                535,123                214,581
Units outstanding, beginning                                           214,581                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              749,704                214,581
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,185,551
Cost of units redeemed                                                                       (583,283)
Account charges                                                                                     -
Net investment income (loss)                                                                      409
Net realized gain (loss)                                                                      (45,516)
Realized gain distributions                                                                     9,275
Net change in unrealized appreciation (depreciation)                                           60,497
                                                                                   ------------------
                                                                                   $          626,933
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84          750     $      627          1.25%          34.7%
12/31/08          0.62          215            133          1.25%         -37.2%
12/31/07          0.99            0              0          1.25%          -1.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          1.00%          35.0%
12/31/08          0.62            0              0          1.00%         -37.1%
12/31/07          0.99            0              0          1.00%          -1.1%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          35.4%
12/31/08          0.62            0              0          0.75%         -36.9%
12/31/07          0.99            0              0          0.75%          -1.0%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          35.7%
12/31/08          0.63            0              0          0.50%         -36.7%
12/31/07          0.99            0              0          0.50%          -1.0%
11/12/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.25%          36.0%
12/31/08          0.63            0              0          0.25%         -36.6%
12/31/07          0.99            0              0          0.25%          -1.0%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          36.4%
12/31/08          0.63            0              0          0.00%         -36.4%
12/31/07          0.99            0              0          0.00%          -0.9%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.9%
2008              1.6%
2007              0.0%

                             AUL American Unit Trust
                                 First American
                First American Small-Cap Index R Class-318941333

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          486,145    $          429,331                   56,792
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          486,145
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          482,866               610,330     $               0.79
Band 100                                             -                     -                     0.80
Band 75                                              -                     -                     0.80
Band 50                                              -                     -                     0.80
Band 25                                              -                     -                     0.81
Band 0                                           3,279                 4,036                     0.81
                                    ------------------    ------------------
 Total                              $          486,145               614,366
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,258
Mortality & expense charges                                                                    (3,421)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,163)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (97,862)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          161,398
                                                                                 --------------------
Net gain (loss)                                                                                63,536
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             62,373
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,163)    $              915
Net realized gain (loss)                                               (97,862)                  (840)
Realized gain distributions                                                  -                 28,463
Net change in unrealized appreciation (depreciation)                   161,398               (104,584)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       62,373                (76,046)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               480,226                454,310
Cost of units redeemed                                                (244,161)              (190,557)
                                                             -----------------     ------------------
Increase (decrease)                                                    236,065                263,753
                                                             -----------------     ------------------
Net increase (decrease)                                                298,438                187,707
Net assets, beginning                                                  187,707                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         486,145                187,707
                                                             =================     ==================
Units sold                                                             767,235                504,350
Units redeemed                                                        (449,190)              (208,029)
                                                             -----------------     ------------------
Net increase (decrease)                                                318,045                296,321
Units outstanding, beginning                                           296,321                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              614,366                296,321
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          934,536
Cost of units redeemed                                                                       (434,718)
Account charges                                                                                     -
Net investment income (loss)                                                                     (248)
Net realized gain (loss)                                                                      (98,702)
Realized gain distributions                                                                    28,463
Net change in unrealized appreciation (depreciation)                                           56,814
                                                                                   ------------------
                                                                                   $          486,145
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79          610     $      483          1.25%          24.9%
12/31/08          0.63          296            188          1.25%         -34.8%
12/31/07          0.97            0              0          1.25%          -2.9%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          1.00%          25.2%
12/31/08          0.64            0              0          1.00%         -34.6%
12/31/07          0.97            0              0          1.00%          -2.9%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.75%          25.5%
12/31/08          0.64            0              0          0.75%         -34.4%
12/31/07          0.97            0              0          0.75%          -2.8%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.50%          25.8%
12/31/08          0.64            0              0          0.50%         -34.3%
12/31/07          0.97            0              0          0.50%          -2.8%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.25%          26.2%
12/31/08          0.64            0              0          0.25%         -34.1%
12/31/07          0.97            0              0          0.25%          -2.8%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            4     $        3          0.00%          26.5%
12/31/08          0.64            0              0          0.00%         -33.9%
12/31/07          0.97            0              0          0.00%          -2.7%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              1.8%
2007              0.0%

                             AUL American Unit Trust
                                 First American
       First American Real Estate Securities A Class-318530284 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.03
Band 100                                             -                     -                     1.03
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                            12/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                  -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                            --------------------
Increase (decrease) in net assets from operations                              -
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                            --------------------
Increase (decrease)                                                            -
                                                            --------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $                  -
                                                            ====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                            --------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                      -
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          1.25%           2.5%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          1.00%           2.5%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.75%           2.5%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.50%           2.5%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%           2.5%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%           2.5%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                 First American
       First American Real Estate Securities R Class-318929312 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.03
Band 100                                             -                     -                     1.03
Band 75                                              -                     -                     1.03
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
 Total                              $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                            12/01/09 to 12/31/09
                                                            --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                  -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                            --------------------
Increase (decrease) in net assets from operations                              -
                                                            --------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                            --------------------
Increase (decrease)                                                            -
                                                            --------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                            --------------------
Net assets, ending                                          $                  -
                                                            ====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                            --------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                            --------------------
Units outstanding, ending                                                      -
                                                            ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          1.25%           2.6%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          1.00%           2.6%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.75%           2.6%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.50%           2.6%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%           2.6%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%           2.6%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                       Templeton Growth R Class-880199500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,067,436    $        2,508,801                  124,021
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,067,436
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,886,984             1,586,280     $               1.19
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.25
Band 25                                              -                     -                     1.27
Band 0                                         180,452               140,218                     1.29
                                    ------------------    ------------------
 Total                              $        2,067,436             1,726,498
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             26,987
Mortality & expense charges                                                                   (16,562)
                                                                                 --------------------
Net investment income (loss)                                                                   10,425
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (323,144)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          697,460
                                                                                 --------------------
Net gain (loss)                                                                               374,316
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            384,741
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          10,425     $           24,872
Net realized gain (loss)                                              (323,144)              (373,106)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   697,460               (945,736)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      384,741             (1,293,970)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               782,874                603,994
Cost of units redeemed                                                (533,470)              (718,051)
                                                             -----------------     ------------------
Increase (decrease)                                                    249,404               (114,057)
                                                             -----------------     ------------------
Net increase (decrease)                                                634,145             (1,408,027)
Net assets, beginning                                                1,433,291              2,841,318
                                                             -----------------     ------------------
Net assets, ending                                           $       2,067,436              1,433,291
                                                             =================     ==================
Units sold                                                             821,500                765,943
Units redeemed                                                        (638,797)              (933,010)
                                                             -----------------     ------------------
Net increase (decrease)                                                182,703               (167,067)
Units outstanding, beginning                                         1,543,795              1,710,862
                                                             -----------------     ------------------
Units outstanding, ending                                            1,726,498              1,543,795
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       14,815,694
Cost of units redeemed                                                                    (13,474,125)
Account charges                                                                                     -
Net investment income (loss)                                                                  126,444
Net realized gain (loss)                                                                     (493,694)
Realized gain distributions                                                                 1,534,482
Net change in unrealized appreciation (depreciation)                                         (441,365)
                                                                                   ------------------
                                                                                   $        2,067,436
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19        1,586     $    1,887          1.25%          28.8%
12/31/08          0.92        1,421          1,312          1.25%         -44.3%
12/31/07          1.66        1,649          2,732          1.25%           0.7%
12/31/06          1.65        6,063          9,982          1.25%          20.2%
12/31/05          1.37          177            242          1.25%          11.4%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          1.00%          29.1%
12/31/08          0.94            0              0          1.00%         -44.1%
12/31/07          1.68            0              0          1.00%           0.9%
12/31/06          1.66            0              0          1.00%          20.3%
12/31/05          1.38            0              0          1.00%           6.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          29.5%
12/31/08          0.95            0              0          0.75%         -44.0%
12/31/07          1.69            0              0          0.75%           1.2%
12/31/06          1.67            0              0          0.75%          20.6%
12/31/05          1.39            0              0          0.75%           6.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.50%          29.8%
12/31/08          0.96            0              0          0.50%         -43.9%
12/31/07          1.71            0              0          0.50%           1.4%
12/31/06          1.69            0              0          0.50%          20.9%
12/31/05          1.40            0              0          0.50%           7.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          30.1%
12/31/08          0.97            0              0          0.25%         -43.7%
12/31/07          1.73            0              0          0.25%           1.7%
12/31/06          1.70            0              0          0.25%          21.2%
12/31/05          1.40            0              0          0.25%           7.5%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29          140     $      180          0.00%          30.4%
12/31/08          0.99          123            121          0.00%         -43.6%
12/31/07          1.75           62            109          0.00%           1.9%
12/31/06          1.72           55             94          0.00%          21.5%
12/31/05          1.41            0              0          0.00%           7.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%
2008              2.4%
2007              2.0%
2006              2.3%
2005              0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                       Templeton Foreign R Class-880196803

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          946,493    $        1,159,058                  146,516
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          946,493
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          944,924               633,679     $               1.49
Band 100                                             -                     -                     1.51
Band 75                                              -                     -                     1.54
Band 50                                              -                     -                     1.56
Band 25                                              -                     -                     1.59
Band 0                                           1,569                   973                     1.61
                                    ------------------    ------------------
 Total                              $          946,493               634,652
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             12,824
Mortality & expense charges                                                                    (9,442)
                                                                                 --------------------
Net investment income (loss)                                                                    3,382
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (158,702)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          450,145
                                                                                 --------------------
Net gain (loss)                                                                               291,443
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            294,825
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,382     $           14,419
Net realized gain (loss)                                              (158,702)               (45,900)
Realized gain distributions                                                  -                165,057
Net change in unrealized appreciation (depreciation)                   450,145               (584,432)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      294,825               (450,856)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               216,938                302,467
Cost of units redeemed                                                (128,632)              (166,460)
                                                             -----------------     ------------------
Increase (decrease)                                                     88,306                136,007
                                                             -----------------     ------------------
Net increase (decrease)                                                383,131               (314,849)
Net assets, beginning                                                  563,362                878,211
                                                             -----------------     ------------------
Net assets, ending                                           $         946,493                563,362
                                                             =================     ==================
Units sold                                                             196,863                203,400
Units redeemed                                                        (119,642)              (107,614)
                                                             -----------------     ------------------
Net increase (decrease)                                                 77,221                 95,786
Units outstanding, beginning                                           557,431                461,645
                                                             -----------------     ------------------
Units outstanding, ending                                              634,652                557,431
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,691,583
Cost of units redeemed                                                                       (861,386)
Account charges                                                                                     -
Net investment income (loss)                                                                   28,824
Net realized gain (loss)                                                                     (163,852)
Realized gain distributions                                                                   463,889
Net change in unrealized appreciation (depreciation)                                         (212,565)
                                                                                   ------------------
                                                                                   $          946,493
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.49          634     $      945          1.25%          47.6%
12/31/08          1.01          556            561          1.25%         -46.9%
12/31/07          1.90          462            878          1.25%          15.4%
12/31/06          1.65          474            781          1.25%          17.7%
12/31/05          1.40          311            435          1.25%           9.4%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.51            0     $        0          1.00%          48.0%
12/31/08          1.02            0              0          1.00%         -46.8%
12/31/07          1.92            0              0          1.00%          15.7%
12/31/06          1.66            0              0          1.00%          18.4%
12/31/05          1.40            0              0          1.00%           9.4%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.54            0     $        0          0.75%          48.3%
12/31/08          1.04            0              0          0.75%         -46.6%
12/31/07          1.94            0              0          0.75%          16.0%
12/31/06          1.68            0              0          0.75%          18.7%
12/31/05          1.41            0              0          0.75%           9.7%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.56            0     $        0          0.50%          48.7%
12/31/08          1.05            0              0          0.50%         -46.5%
12/31/07          1.96            0              0          0.50%          16.3%
12/31/06          1.69            0              0          0.50%          19.0%
12/31/05          1.42            0              0          0.50%           9.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.59            0     $        0          0.25%          49.1%
12/31/08          1.06            0              0          0.25%         -46.4%
12/31/07          1.98            0              0          0.25%          16.6%
12/31/06          1.70            0              0          0.25%          19.3%
12/31/05          1.43            0              0          0.25%          10.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.61            1     $        2          0.00%          49.4%
12/31/08          1.08            2              2          0.00%         -46.2%
12/31/07          2.01            0              0          0.00%          16.9%
12/31/06          1.72            0              0          0.00%          19.6%
12/31/05          1.44            0              0          0.00%          10.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              3.3%
2007              1.6%
2006              2.3%
2005              1.8%

                             AUL American Unit Trust
                               Franklin Templeton
                   Franklin Flex Cap Growth R Class-354713562

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,105,608    $          963,479                   27,184
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,105,608
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,105,608               869,746     $               1.27
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.31
Band 50                                              -                     -                     1.33
Band 25                                              -                     -                     1.35
Band 0                                               -                     -                     1.38
                                    ------------------    ------------------
 Total                              $        1,105,608               869,746
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (10,258)
                                                                                 --------------------
Net investment income (loss)                                                                  (10,258)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (29,942)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          281,806
                                                                                 --------------------
Net gain (loss)                                                                               251,864
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            241,606
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (10,258)    $           (5,730)
Net realized gain (loss)                                               (29,942)                 1,410
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   281,806               (206,503)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      241,606               (210,823)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               672,221                360,256
Cost of units redeemed                                                (392,510)               (55,692)
                                                             -----------------     ------------------
Increase (decrease)                                                    279,711                304,564
                                                             -----------------     ------------------
Net increase (decrease)                                                521,317                 93,741
Net assets, beginning                                                  584,291                490,550
                                                             -----------------     ------------------
Net assets, ending                                           $       1,105,608                584,291
                                                             =================     ==================
Units sold                                                             660,264                333,805
Units redeemed                                                        (398,007)               (46,535)
                                                             -----------------     ------------------
Net increase (decrease)                                                262,257                287,270
Units outstanding, beginning                                           607,489                320,219
                                                             -----------------     ------------------
Units outstanding, ending                                              869,746                607,489
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,623,774
Cost of units redeemed                                                                       (631,242)
Account charges                                                                                     -
Net investment income (loss)                                                                  (26,915)
Net realized gain (loss)                                                                       (9,643)
Realized gain distributions                                                                     7,505
Net change in unrealized appreciation (depreciation)                                          142,129
                                                                                   ------------------
                                                                                   $        1,105,608
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27          870     $    1,106          1.25%          32.2%
12/31/08          0.96          607            584          1.25%         -37.2%
12/31/07          1.53          320            491          1.25%          14.3%
12/31/06          1.34          264            354          1.25%           3.9%
12/31/05          1.29          188            242          1.25%           4.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          32.5%
12/31/08          0.97            0              0          1.00%         -37.1%
12/31/07          1.55            0              0          1.00%          14.6%
12/31/06          1.35            0              0          1.00%           4.4%
12/31/05          1.29            0              0          1.00%           4.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.75%          32.8%
12/31/08          0.99            0              0          0.75%         -36.9%
12/31/07          1.56            0              0          0.75%          14.9%
12/31/06          1.36            0              0          0.75%           4.7%
12/31/05          1.30            0              0          0.75%           5.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33            0     $        0          0.50%          33.2%
12/31/08          1.00            0              0          0.50%         -36.7%
12/31/07          1.58            0              0          0.50%          15.2%
12/31/06          1.37            0              0          0.50%           5.0%
12/31/05          1.31            0              0          0.50%           5.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          0.25%          33.5%
12/31/08          1.01            0              0          0.25%         -36.6%
12/31/07          1.60            0              0          0.25%          15.5%
12/31/06          1.38            0              0          0.25%           5.2%
12/31/05          1.32            0              0          0.25%           5.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.00%          33.8%
12/31/08          1.03            0              0          0.00%         -36.4%
12/31/07          1.62            0              0          0.00%          15.8%
12/31/06          1.40            0              0          0.00%           5.5%
12/31/05          1.32            0              0          0.00%           5.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.1%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                               Franklin Templeton
              Franklin Templeton Strategic Income R Class-354713554

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,256,029    $        3,888,511                  429,901
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,256,029
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,586,963             2,585,525     $               1.39
Band 100                                             -                     -                     1.41
Band 75                                              -                     -                     1.43
Band 50                                              -                     -                     1.45
Band 25                                              -                     -                     1.48
Band 0                                         669,066               445,797                     1.50
                                    ------------------    ------------------
 Total                              $        4,256,029             3,031,322
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            187,117
Mortality & expense charges                                                                   (37,123)
                                                                                 --------------------
Net investment income (loss)                                                                  149,994
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (214,785)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          821,797
                                                                                 --------------------
Net gain (loss)                                                                               607,012
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            757,006
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         149,994     $          203,502
Net realized gain (loss)                                              (214,785)              (164,909)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   821,797               (423,966)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      757,006               (385,373)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,049,927              2,172,622
Cost of units redeemed                                              (1,239,145)            (1,723,474)
                                                             -----------------     ------------------
Increase (decrease)                                                    810,782                449,148
                                                             -----------------     ------------------
Net increase (decrease)                                              1,567,788                 63,775
Net assets, beginning                                                2,688,241              2,624,466
                                                             -----------------     ------------------
Net assets, ending                                           $       4,256,029              2,688,241
                                                             =================     ==================
Units sold                                                           2,081,373              1,937,540
Units redeemed                                                      (1,412,968)            (1,604,806)
                                                             -----------------     ------------------
Net increase (decrease)                                                668,405                332,734
Units outstanding, beginning                                         2,362,917              2,030,183
                                                             -----------------     ------------------
Units outstanding, ending                                            3,031,322              2,362,917
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,748,540
Cost of units redeemed                                                                     (3,963,825)
Account charges                                                                                     -
Net investment income (loss)                                                                  475,459
Net realized gain (loss)                                                                     (371,663)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          367,518
                                                                                   ------------------
                                                                                   $        4,256,029
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.39        2,586     $    3,587          1.25%          23.6%
12/31/08          1.12        1,891          2,123          1.25%         -12.2%
12/31/07          1.28        1,617          2,067          1.25%           4.3%
12/31/06          1.23          344            422          1.25%           6.6%
12/31/05          1.15          144            166          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.41            0     $        0          1.00%          23.9%
12/31/08          1.14            0              0          1.00%         -12.0%
12/31/07          1.29            0              0          1.00%           4.6%
12/31/06          1.24            0              0          1.00%           6.8%
12/31/05          1.16            0              0          1.00%           0.2%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.43            0     $        0          0.75%          24.2%
12/31/08          1.15            0              0          0.75%         -11.8%
12/31/07          1.31            0              0          0.75%           4.8%
12/31/06          1.25            0              0          0.75%           7.0%
12/31/05          1.16            0              0          0.75%           0.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.45            0     $        0          0.50%          24.5%
12/31/08          1.17            0              0          0.50%         -11.5%
12/31/07          1.32            0              0          0.50%           5.1%
12/31/06          1.26            0              0          0.50%           7.3%
12/31/05          1.17            0              0          0.50%           0.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.48            0     $        0          0.25%          24.8%
12/31/08          1.18            0              0          0.25%         -11.3%
12/31/07          1.33            0              0          0.25%           5.4%
12/31/06          1.27            0              0          0.25%           7.6%
12/31/05          1.18            0              0          0.25%           1.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.50          446     $      669          0.00%          25.2%
12/31/08          1.20          472            566          0.00%         -11.1%
12/31/07          1.35          413            558          0.00%           5.6%
12/31/06          1.28          117            149          0.00%           7.9%
12/31/05          1.18            0              0          0.00%           1.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              5.4%
2008              8.7%
2007              7.3%
2006              5.8%
2005              5.2%

                             AUL American Unit Trust
                               Franklin Templeton
                 Franklin Small-Mid-Cap Growth R Class-354713547

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          196,762    $          196,781                    6,938
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          196,762
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          196,762               164,670     $               1.19
Band 100                                             -                     -                     1.21
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.25
Band 25                                              -                     -                     1.26
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
 Total                              $          196,762               164,670
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,324)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,324)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (14,759)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           55,253
                                                                                 --------------------
Net gain (loss)                                                                                40,494
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             39,170
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,324)    $           (1,097)
Net realized gain (loss)                                               (14,759)                (6,191)
Realized gain distributions                                                  -                    259
Net change in unrealized appreciation (depreciation)                    55,253                (41,359)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       39,170                (48,388)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               137,326                 49,029
Cost of units redeemed                                                 (63,015)               (23,931)
                                                             -----------------     ------------------
Increase (decrease)                                                     74,311                 25,098
                                                             -----------------     ------------------
Net increase (decrease)                                                113,481                (23,290)
Net assets, beginning                                                   83,281                106,571
                                                             -----------------     ------------------
Net assets, ending                                           $         196,762                 83,281
                                                             =================     ==================
Units sold                                                             129,853                 45,723
Units redeemed                                                         (63,476)               (18,655)
                                                             -----------------     ------------------
Net increase (decrease)                                                 66,377                 27,068
Units outstanding, beginning                                            98,293                 71,225
                                                             -----------------     ------------------
Units outstanding, ending                                              164,670                 98,293
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          292,430
Cost of units redeemed                                                                        (92,829)
Account charges                                                                                     -
Net investment income (loss)                                                                   (3,922)
Net realized gain (loss)                                                                      (19,714)
Realized gain distributions                                                                    20,816
Net change in unrealized appreciation (depreciation)                                              (19)
                                                                                   ------------------
                                                                                   $          196,762
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19          165     $      197          1.25%          41.0%
12/31/08          0.85           98             83          1.25%         -43.4%
12/31/07          1.50           71            107          1.25%          10.0%
12/31/06          1.36           36             49          1.25%           6.3%
12/31/05          1.28            6              8          1.25%           8.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          1.00%          41.4%
12/31/08          0.86            0              0          1.00%         -43.2%
12/31/07          1.51            0              0          1.00%          10.3%
12/31/06          1.37            0              0          1.00%           6.2%
12/31/05          1.29            0              0          1.00%           9.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          41.7%
12/31/08          0.87            0              0          0.75%         -43.1%
12/31/07          1.52            0              0          0.75%          10.6%
12/31/06          1.38            0              0          0.75%           6.4%
12/31/05          1.29            0              0          0.75%           9.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.50%          42.1%
12/31/08          0.88            0              0          0.50%         -42.9%
12/31/07          1.54            0              0          0.50%          10.8%
12/31/06          1.39            0              0          0.50%           6.7%
12/31/05          1.30            0              0          0.50%           9.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.25%          42.4%
12/31/08          0.89            0              0          0.25%         -42.8%
12/31/07          1.55            0              0          0.25%          11.1%
12/31/06          1.40            0              0          0.25%           7.0%
12/31/05          1.31            0              0          0.25%           9.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          42.8%
12/31/08          0.90            0              0          0.00%         -42.7%
12/31/07          1.57            0              0          0.00%          11.4%
12/31/06          1.41            0              0          0.00%           7.2%
12/31/05          1.31            0              0          0.00%          10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.1%

                             AUL American Unit Trust
                               Franklin Templeton
                   Franklin Small-Cap Value A Class-355148305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          102,796    $           77,617                    2,919
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          102,796
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          102,796               119,602     $               0.86
Band 100                                             -                     -                     0.87
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.88
Band 25                                              -                     -                     0.89
Band 0                                               -                     -                     0.89
                                    ------------------    ------------------
 Total                              $          102,796               119,602
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                446
Mortality & expense charges                                                                    (1,121)
                                                                                 --------------------
Net investment income (loss)                                                                     (675)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,253
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           20,248
                                                                                 --------------------
Net gain (loss)                                                                                24,501
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             23,826
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (675)    $              543
Net realized gain (loss)                                                 4,253                 (5,390)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    20,248                  5,477
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       23,826                    630
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                28,840                 83,944
Cost of units redeemed                                                 (26,155)               (11,830)
                                                             -----------------     ------------------
Increase (decrease)                                                      2,685                 72,114
                                                             -----------------     ------------------
Net increase (decrease)                                                 26,511                 72,744
Net assets, beginning                                                   76,285                  3,541
                                                             -----------------     ------------------
Net assets, ending                                           $         102,796                 76,285
                                                             =================     ==================
Units sold                                                              38,137                226,358
Units redeemed                                                         (33,864)              (114,583)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,273                111,775
Units outstanding, beginning                                           115,329                  3,554
                                                             -----------------     ------------------
Units outstanding, ending                                              119,602                115,329
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          116,923
Cost of units redeemed                                                                        (38,170)
Account charges                                                                                     -
Net investment income (loss)                                                                     (132)
Net realized gain (loss)                                                                       (1,138)
Realized gain distributions                                                                       134
Net change in unrealized appreciation (depreciation)                                           25,179
                                                                                   ------------------
                                                                                   $          102,796
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86          120     $      103          1.25%          29.9%
12/31/08          0.66          115             76          1.25%         -33.6%
12/31/07          1.00            4              4          1.25%          -4.0%
12/31/06          1.04            0              0          1.25%           3.8%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          1.00%          30.3%
12/31/08          0.67            0              0          1.00%         -33.5%
12/31/07          1.00            0              0          1.00%          -3.8%
12/31/06          1.04            0              0          1.00%           3.8%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.75%          30.6%
12/31/08          0.67            0              0          0.75%         -33.3%
12/31/07          1.00            0              0          0.75%          -3.5%
12/31/06          1.04            0              0          0.75%           3.9%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.50%          30.9%
12/31/08          0.67            0              0          0.50%         -33.1%
12/31/07          1.01            0              0          0.50%          -3.3%
12/31/06          1.04            0              0          0.50%           3.9%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          0.25%          31.2%
12/31/08          0.68            0              0          0.25%         -32.9%
12/31/07          1.01            0              0          0.25%          -3.0%
12/31/06          1.04            0              0          0.25%           4.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          0.00%          31.6%
12/31/08          0.68            0              0          0.00%         -32.8%
12/31/07          1.01            0              0          0.00%          -2.8%
12/31/06          1.04            0              0          0.00%           4.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.5%
2008              1.8%
2007              1.6%
2006              0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                   Franklin Small-Cap Value R Class-355148826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          784,740    $          720,807                   22,440
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          784,740
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          661,584               775,651     $               0.85
Band 100                                             -                     -                     0.86
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.87
Band 25                                              -                     -                     0.88
Band 0                                         123,156               138,740                     0.89
                                    ------------------    ------------------
 Total                              $          784,740               914,391
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,282
Mortality & expense charges                                                                    (5,629)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,347)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (8,443)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          177,184
                                                                                 --------------------
Net gain (loss)                                                                               168,741
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            165,394
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,347)    $             (483)
Net realized gain (loss)                                                (8,443)               (51,200)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   177,184                (95,815)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      165,394               (147,498)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               369,039                466,819
Cost of units redeemed                                                 (57,353)              (196,599)
                                                             -----------------     ------------------
Increase (decrease)                                                    311,686                270,220
                                                             -----------------     ------------------
Net increase (decrease)                                                477,080                122,722
Net assets, beginning                                                  307,660                184,938
                                                             -----------------     ------------------
Net assets, ending                                           $         784,740                307,660
                                                             =================     ==================
Units sold                                                             552,883                575,643
Units redeemed                                                        (103,045)              (296,331)
                                                             -----------------     ------------------
Net increase (decrease)                                                449,838                279,312
Units outstanding, beginning                                           464,553                185,241
                                                             -----------------     ------------------
Units outstanding, ending                                              914,391                464,553
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,091,326
Cost of units redeemed                                                                       (314,685)
Account charges                                                                                     -
Net investment income (loss)                                                                   (3,093)
Net realized gain (loss)                                                                      (59,659)
Realized gain distributions                                                                     6,918
Net change in unrealized appreciation (depreciation)                                           63,933
                                                                                   ------------------
                                                                                   $          784,740
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85          776     $      662          1.25%          29.6%
12/31/08          0.66          355            233          1.25%         -33.8%
12/31/07          0.99          126            125          1.25%          -4.2%
12/31/06          1.04            0              0          1.25%           3.7%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          1.00%          30.0%
12/31/08          0.66            0              0          1.00%         -33.6%
12/31/07          1.00            0              0          1.00%          -4.0%
12/31/06          1.04            0              0          1.00%           3.8%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.75%          30.3%
12/31/08          0.67            0              0          0.75%         -33.4%
12/31/07          1.00            0              0          0.75%          -3.7%
12/31/06          1.04            0              0          0.75%           3.8%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.50%          30.6%
12/31/08          0.67            0              0          0.50%         -33.3%
12/31/07          1.00            0              0          0.50%          -3.5%
12/31/06          1.04            0              0          0.50%           3.9%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.25%          30.9%
12/31/08          0.67            0              0          0.25%         -33.1%
12/31/07          1.01            0              0          0.25%          -3.2%
12/31/06          1.04            0              0          0.25%           3.9%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89          139     $      123          0.00%          31.3%
12/31/08          0.68          110             74          0.00%         -32.9%
12/31/07          1.01           59             60          0.00%          -3.0%
12/31/06          1.04            0              0          0.00%           4.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%
2008              1.1%
2007              1.4%
2006              0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                       Templeton Growth A Class-880199104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,555,423    $        1,759,531                   92,529
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,555,423
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,555,423             2,260,057     $               0.69
Band 100                                             -                     -                     0.69
Band 75                                              -                     -                     0.70
Band 50                                              -                     -                     0.70
Band 25                                              -                     -                     0.71
Band 0                                               -                     -                     0.71
                                    ------------------    ------------------
 Total                              $        1,555,423             2,260,057
                                    ------------------    ------------------

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             23,959
Mortality & expense charges                                                                   (20,042)
                                                                                 --------------------
Net investment income (loss)                                                                    3,917
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,100,022)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,328,429
                                                                                 --------------------
Net gain (loss)                                                                               228,407
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            232,324
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,917   $             25,424
Net realized gain (loss)                                            (1,100,022)            (1,346,516)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,328,429             (1,512,177)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      232,324             (2,833,269)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                              (345,009)            (1,269,384)
Cost of units redeemed                                                (446,351)            (1,850,855)
                                                             -----------------   --------------------
Increase (decrease)                                                   (791,360)            (3,120,239)
                                                             -----------------   --------------------
Net increase (decrease)                                               (559,036)            (5,953,508)
Net assets, beginning                                                2,114,459              8,067,967
                                                             -----------------   --------------------
Net assets, ending                                           $       1,555,423              2,114,459
                                                             =================   ====================
Units sold                                                             627,425              1,860,433
Units redeemed                                                      (2,336,394)            (6,345,923)
                                                             -----------------   --------------------
Net increase (decrease)                                             (1,708,969)            (4,485,490)
Units outstanding, beginning                                         3,969,026              8,454,516
                                                             -----------------   --------------------
Units outstanding, ending                                            2,260,057              3,969,026
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,569,745
Cost of units redeemed                                                                     (2,390,171)
Account charges                                                                                     -
Net investment income (loss)                                                                   26,440
Net realized gain (loss)                                                                   (2,457,176)
Realized gain distributions                                                                    10,693
Net change in unrealized appreciation (depreciation)                                         (204,108)
                                                                                   ------------------
                                                                                   $        1,555,423
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.69        2,260     $    1,555          1.25%          29.2%
12/31/08          0.53        3,969          2,114          1.25%         -44.2%
12/31/07          0.95        8,455          8,068          1.25%          -4.6%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.69            0     $        0          1.00%          29.5%
12/31/08          0.53            0              0          1.00%         -44.0%
12/31/07          0.96            0              0          1.00%          -4.4%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.75%          29.8%
12/31/08          0.54            0              0          0.75%         -43.9%
12/31/07          0.96            0              0          0.75%          -4.3%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.50%          30.2%
12/31/08          0.54            0              0          0.50%         -43.8%
12/31/07          0.96            0              0          0.50%          -4.1%
05/24/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.25%          30.5%
12/31/08          0.54            0              0          0.25%         -43.6%
12/31/07          0.96            0              0          0.25%          -4.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.00%          30.8%
12/31/08          0.54            0              0          0.00%         -43.5%
12/31/07          0.96            0              0          0.00%          -3.8%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              1.8%
2007              0.1%

                             AUL American Unit Trust
                               Franklin Templeton
                       Templeton Foreign A Class-880196209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          506,825    $          516,548                   77,377
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          506,825
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          506,825               599,494     $               0.85
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.87
                                    ------------------    ------------------
 Total                              $          506,825               599,494
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,003
Mortality & expense charges                                                                    (2,275)
                                                                                 --------------------
Net investment income (loss)                                                                    4,728
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (67,834)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          117,103
                                                                                 --------------------
Net gain (loss)                                                                                49,269
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             53,997
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,728   $              3,656
Net realized gain (loss)                                               (67,834)                (5,027)
Realized gain distributions                                                  -                 35,831
Net change in unrealized appreciation (depreciation)                   117,103               (129,459)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       53,997                (94,999)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               370,963                 54,636
Cost of units redeemed                                                 (39,329)               (40,595)
                                                             -----------------   --------------------
Increase (decrease)                                                    331,634                 14,041
                                                             -----------------   --------------------
Net increase (decrease)                                                385,631                (80,958)
Net assets, beginning                                                  121,194                202,152
                                                             -----------------   --------------------
Net assets, ending                                           $         506,825                121,194
                                                             =================   ====================
Units sold                                                             457,938                 74,477
Units redeemed                                                         (70,425)               (50,743)
                                                             -----------------   --------------------
Net increase (decrease)                                                387,513                 23,734
Units outstanding, beginning                                           211,981                188,247
                                                             -----------------   --------------------
Units outstanding, ending                                              599,494                211,981
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          625,902
Cost of units redeemed                                                                        (80,591)
Account charges                                                                                     -
Net investment income (loss)                                                                    8,267
Net realized gain (loss)                                                                      (72,861)
Realized gain distributions                                                                    35,831
Net change in unrealized appreciation (depreciation)                                           (9,723)
                                                                                   ------------------
                                                                                   $          506,825
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85          599     $      507          1.25%          47.9%
12/31/08          0.57          212            121          1.25%         -46.8%
12/31/07          1.07          188            202          1.25%           7.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          48.2%
12/31/08          0.57            0              0          1.00%         -46.6%
12/31/07          1.08            0              0          1.00%           7.5%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.75%          48.6%
12/31/08          0.58            0              0          0.75%         -46.5%
12/31/07          1.08            0              0          0.75%           7.7%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          49.0%
12/31/08          0.58            0              0          0.50%         -46.4%
12/31/07          1.08            0              0          0.50%           7.9%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          49.4%
12/31/08          0.58            0              0          0.25%         -46.2%
12/31/07          1.08            0              0          0.25%           8.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.00%          49.7%
12/31/08          0.58            0              0          0.00%         -46.1%
12/31/07          1.08            0              0          0.00%           8.2%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              3.5%
2007              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
           Goldman Sachs Growth Strategy Institutional Class-38142V498

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          183,691    $          229,400                   18,573
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          183,691
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          183,691               221,724     $               0.83
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.86
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
 Total                              $          183,691               221,724
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,083
Mortality & expense charges                                                                    (1,938)
                                                                                 --------------------
Net investment income (loss)                                                                    3,145
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (12,291)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           49,840
                                                                                 --------------------
Net gain (loss)                                                                                37,549
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             40,694
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,145   $              3,183
Net realized gain (loss)                                               (12,291)               (14,767)
Realized gain distributions                                                  -                  7,463
Net change in unrealized appreciation (depreciation)                    49,840                (84,239)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       40,694                (88,360)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                30,741                 80,860
Cost of units redeemed                                                 (17,634)               (66,351)
                                                             -----------------   --------------------
Increase (decrease)                                                     13,107                 14,509
                                                             -----------------   --------------------
Net increase (decrease)                                                 53,801                (73,851)
Net assets, beginning                                                  129,890                203,741
                                                             -----------------   --------------------
Net assets, ending                                           $         183,691                129,890
                                                             =================   ====================
Units sold                                                              55,820                 85,932
Units redeemed                                                         (34,017)               (74,386)
                                                             -----------------   --------------------
Net increase (decrease)                                                 21,803                 11,546
Units outstanding, beginning                                           199,921                188,375
                                                             -----------------   --------------------
Units outstanding, ending                                              221,724                199,921
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          324,357
Cost of units redeemed                                                                        (93,430)
Account charges                                                                                     -
Net investment income (loss)                                                                   12,185
Net realized gain (loss)                                                                      (26,819)
Realized gain distributions                                                                    13,107
Net change in unrealized appreciation (depreciation)                                          (45,709)
                                                                                   ------------------
                                                                                   $          183,691
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83          222     $      184          1.25%          27.5%
12/31/08          0.65          200            130          1.25%         -39.9%
12/31/07          1.08          188            204          1.25%           3.7%
12/31/06          1.04            0              0          1.25%           4.3%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          1.00%          27.8%
12/31/08          0.65            0              0          1.00%         -39.8%
12/31/07          1.08            0              0          1.00%           3.9%
12/31/06          1.04            0              0          1.00%           4.4%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.75%          28.2%
12/31/08          0.66            0              0          0.75%         -39.6%
12/31/07          1.09            0              0          0.75%           4.2%
12/31/06          1.04            0              0          0.75%           4.4%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          28.5%
12/31/08          0.66            0              0          0.50%         -39.5%
12/31/07          1.09            0              0          0.50%           4.5%
12/31/06          1.04            0              0          0.50%           4.5%
10/23/06          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.25%          28.8%
12/31/08          0.66            0              0          0.25%         -39.3%
12/31/07          1.09            0              0          0.25%           4.7%
12/31/06          1.05            0              0          0.25%           4.5%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          29.1%
12/31/08          0.67            0              0          0.00%         -39.2%
12/31/07          1.10            0              0          0.00%           5.0%
12/31/06          1.05            0              0          0.00%           4.5%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.2%
2008              3.3%
2007              6.5%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
              Goldman Sachs Growth Strategy Service Class-38142V480

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,166    $            1,040                      118
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,166
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            1,166                 1,430     $               0.82
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.83
Band 50                                              -                     -                     0.84
Band 25                                              -                     -                     0.84
Band 0                                               -                     -                     0.85
                                    ------------------    ------------------
 Total                              $            1,166                 1,430
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 22
Mortality & expense charges                                                                        (6)
                                                                                 --------------------
Net investment income (loss)                                                                       16
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              130
                                                                                 --------------------
Net gain (loss)                                                                                   130
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                146
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              16   $                  2
Net realized gain (loss)                                                     -                      6
Realized gain distributions                                                  -                      4
Net change in unrealized appreciation (depreciation)                       130                     (4)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                          146                      8
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                   913                    956
Cost of units redeemed                                                       -                   (857)
                                                             -----------------   --------------------
Increase (decrease)                                                        913                     99
                                                             -----------------   --------------------
Net increase (decrease)                                                  1,059                    107
Net assets, beginning                                                      107                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           1,166                    107
                                                             =================   ====================
Units sold                                                               1,263                  1,082
Units redeemed                                                               -                   (915)
                                                             -----------------   --------------------
Net increase (decrease)                                                  1,263                    167
Units outstanding, beginning                                               167                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                1,430                    167
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            1,869
Cost of units redeemed                                                                           (857)
Account charges                                                                                     -
Net investment income (loss)                                                                       18
Net realized gain (loss)                                                                            6
Realized gain distributions                                                                         4
Net change in unrealized appreciation (depreciation)                                              126
                                                                                   ------------------
                                                                                   $            1,166
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            1     $        1          1.25%          26.9%
12/31/08          0.64            0              0          1.25%         -40.2%
12/31/07          1.07            0              0          1.25%           3.1%
12/31/06          1.04            0              0          1.25%           4.2%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          1.00%          27.2%
12/31/08          0.65            0              0          1.00%         -40.1%
12/31/07          1.08            0              0          1.00%           3.4%
12/31/06          1.04            0              0          1.00%           4.3%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.75%          27.5%
12/31/08          0.65            0              0          0.75%         -39.9%
12/31/07          1.08            0              0          0.75%           3.6%
12/31/06          1.04            0              0          0.75%           4.3%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.50%          27.8%
12/31/08          0.65            0              0          0.50%         -39.8%
12/31/07          1.08            0              0          0.50%           3.9%
12/31/06          1.04            0              0          0.50%           4.4%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.25%          28.2%
12/31/08          0.66            0              0          0.25%         -39.6%
12/31/07          1.09            0              0          0.25%           4.2%
12/31/06          1.04            0              0          0.25%           4.4%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.00%          28.5%
12/31/08          0.66            0              0          0.00%         -39.5%
12/31/07          1.09            0              0          0.00%           4.4%
12/31/06          1.04            0              0          0.00%           4.5%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.5%
2008              3.7%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
         Goldman Sachs Internet Tollkeeper Institutional Class-38142Y856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,213,666    $        3,042,172                  380,294
Receivables: investments sold                       14    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,213,680
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,213,680             3,474,911     $               1.21
Band 100                                             -                     -                     1.22
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
 Total                              $        4,213,680             3,474,911
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (41,869)
                                                                                 --------------------
Net investment income (loss)                                                                  (41,869)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (135,495)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,838,871
                                                                                 --------------------
Net gain (loss)                                                                             1,703,376
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,661,507
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (41,869)  $            (18,648)
Net realized gain (loss)                                              (135,495)               (57,304)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,838,871               (821,564)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    1,661,507               (897,516)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,309,517              2,253,836
Cost of units redeemed                                              (1,037,621)              (372,382)
                                                             -----------------   --------------------
Increase (decrease)                                                    271,896              1,881,454
                                                             -----------------   --------------------
Net increase (decrease)                                              1,933,403                983,938
Net assets, beginning                                                2,280,277              1,296,339
                                                             -----------------   --------------------
Net assets, ending                                           $       4,213,680              2,280,277
                                                             =================   ====================
Units sold                                                           1,565,148              2,600,564
Units redeemed                                                      (1,246,242)              (414,513)
                                                             -----------------   --------------------
Net increase (decrease)                                                318,906              2,186,051
Units outstanding, beginning                                         3,156,005                969,954
                                                             -----------------   --------------------
Units outstanding, ending                                            3,474,911              3,156,005
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,806,782
Cost of units redeemed                                                                     (1,510,288)
Account charges                                                                                     -
Net investment income (loss)                                                                  (67,171)
Net realized gain (loss)                                                                     (187,137)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,171,494
                                                                                   ------------------
                                                                                   $        4,213,680
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21        3,475     $    4,214          1.25%          67.8%
12/31/08          0.72        3,156          2,280          1.25%         -45.9%
12/31/07          1.34          970          1,296          1.25%          26.3%
12/31/06          1.06            0              0          1.25%           5.8%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.00%          68.2%
12/31/08          0.73            0              0          1.00%         -45.8%
12/31/07          1.34            0              0          1.00%          26.6%
12/31/06          1.06            0              0          1.00%           5.8%
10/23/06          1.00            0              0          1.00%           0.0%

>
                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          68.7%
12/31/08          0.73            0              0          0.75%         -45.7%
12/31/07          1.34            0              0          0.75%          27.0%
12/31/06          1.06            0              0          0.75%           5.9%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          69.1%
12/31/08          0.73            0              0          0.50%         -45.5%
12/31/07          1.35            0              0          0.50%          27.3%
12/31/06          1.06            0              0          0.50%           5.9%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          69.5%
12/31/08          0.74            0              0          0.25%         -45.4%
12/31/07          1.35            0              0          0.25%          27.6%
12/31/06          1.06            0              0          0.25%           6.0%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.00%          69.9%
12/31/08          0.74            0              0          0.00%         -45.3%
12/31/07          1.36            0              0          0.00%          27.9%
12/31/06          1.06            0              0          0.00%           6.0%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
            Goldman Sachs Internet Tollkeeper Service Class-38142Y864

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          452,368    $          405,703                   42,878
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          452,368
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          452,368               378,858     $               1.19
Band 100                                             -                     -                     1.20
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
 Total                              $          452,368               378,858
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,515)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,515)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (161)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           62,000
                                                                                 --------------------
Net gain (loss)                                                                                61,839
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             60,324
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,515)    $             (374)
Net realized gain (loss)                                                  (161)                   (52)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    62,000                (15,370)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       60,324                (15,796)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               545,036                 57,221
Cost of units redeemed                                                (184,299)               (10,830)
                                                             -----------------     ------------------
Increase (decrease)                                                    360,737                 46,391
                                                             -----------------     ------------------
Net increase (decrease)                                                421,061                 30,595
Net assets, beginning                                                   31,307                    712
                                                             -----------------     ------------------
Net assets, ending                                           $         452,368                 31,307
                                                             =================     ==================
Units sold                                                             530,717                 52,945
Units redeemed                                                        (195,638)                (9,702)
                                                             -----------------     ------------------
Net increase (decrease)                                                335,079                 43,243
Units outstanding, beginning                                            43,779                    536
                                                             -----------------     ------------------
Units outstanding, ending                                              378,858                 43,779
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          602,935
Cost of units redeemed                                                                       (195,129)
Account charges                                                                                     -
Net investment income (loss)                                                                   (1,890)
Net realized gain (loss)                                                                         (213)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           46,665
                                                                                   ------------------
                                                                                   $          452,368
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09   $      1.19          379     $      452          1.25%          67.0%
12/31/08          0.72           44             31          1.25%         -46.2%
12/31/07          1.33            1              1          1.25%          25.8%
12/31/06          1.06            0              0          1.25%           5.6%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          1.00%          67.4%
12/31/08          0.72            0              0          1.00%         -46.0%
12/31/07          1.33            0              0          1.00%          26.1%
12/31/06          1.06            0              0          1.00%           5.7%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09   $      1.21            0     $        0          0.75%          67.8%
12/31/08          0.72            0              0          0.75%         -45.9%
12/31/07          1.34            0              0          0.75%          26.4%
12/31/06          1.06            0              0          0.75%           5.7%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $        1.22         0     $        0          0.50%          68.2%
12/31/08             0.73         0              0          0.50%         -45.8%
12/31/07             1.34         0              0          0.50%          26.7%
12/31/06             1.06         0              0          0.50%           5.8%
10/23/06             1.00         0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          68.6%
12/31/08          0.73            0              0          0.25%         -45.6%
12/31/07          1.34            0              0          0.25%          27.0%
12/31/06          1.06            0              0          0.25%           5.8%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.00%          69.1%
12/31/08          0.73            0              0          0.00%         -45.5%
12/31/07          1.35            0              0          0.00%          27.4%
12/31/06          1.06            0              0          0.00%           5.9%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
               Goldman Sachs Mid-Cap Value Service Class-38141W380

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,254,816    $        1,225,049                   43,737
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,254,816
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          717,106               831,982     $               0.86
Band 100                                         2,569                 2,957                     0.87
Band 75                                              -                     -                     0.88
Band 50                                              -                     -                     0.88
Band 25                                              -                     -                     0.89
Band 0                                         535,141               596,591                     0.90
                                    ------------------    ------------------
 Total                              $        1,254,816             1,431,530
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             11,148
Mortality & expense charges                                                                    (5,081)
                                                                                 --------------------
Net investment income (loss)                                                                    6,067
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (114,566)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          327,194
                                                                                 --------------------
Net gain (loss)                                                                               212,628
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            218,695
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           6,067     $            5,298
Net realized gain (loss)                                              (114,566)               (20,955)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   327,194               (288,179)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      218,695               (303,836)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               968,189              1,112,810
Cost of units redeemed                                                (585,363)              (249,008)
                                                             -----------------     ------------------
Increase (decrease)                                                    382,826                863,802
                                                             -----------------     ------------------
Net increase (decrease)                                                601,521                559,966
Net assets, beginning                                                  653,295                 93,329
                                                             -----------------     ------------------
Net assets, ending                                           $       1,254,816                653,295
                                                             =================     ==================
Units sold                                                           1,935,174              1,241,927
Units redeemed                                                      (1,480,477)              (353,378)
                                                             -----------------     ------------------
Net increase (decrease)                                                454,697                888,549
Units outstanding, beginning                                           976,833                 88,284
                                                             -----------------     ------------------
Units outstanding, ending                                            1,431,530                976,833
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,187,937
Cost of units redeemed                                                                       (848,081)
Account charges                                                                                     -
Net investment income (loss)                                                                   11,416
Net realized gain (loss)                                                                     (135,977)
Realized gain distributions                                                                     9,754
Net change in unrealized appreciation (depreciation)                                           29,767
                                                                                   ------------------
                                                                                   $        1,254,816
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86          832     $      717          1.25%          30.8%
12/31/08          0.66          438            288          1.25%         -37.6%
12/31/07          1.06           76             81          1.25%           1.5%
12/31/06          1.04            0              0          1.25%           3.9%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            3     $        3          1.00%          31.2%
12/31/08          0.66            3              2          1.00%         -37.4%
12/31/07          1.06            0              0          1.00%           1.8%
12/31/06          1.04            0              0          1.00%           3.9%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.75%          31.5%
12/31/08          0.67            0              0          0.75%         -37.2%
12/31/07          1.06            0              0          0.75%           2.1%
12/31/06          1.04            0              0          0.75%           4.0%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.50%          31.8%
12/31/08          0.67            0              0          0.50%         -37.1%
12/31/07          1.06            0              0          0.50%           2.3%
12/31/06          1.04            0              0          0.50%           4.0%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          0.25%          32.2%
12/31/08          0.67            0              0          0.25%         -36.9%
12/31/07          1.07            0              0          0.25%           2.6%
12/31/06          1.04            0              0          0.25%           4.1%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90          597     $      535          0.00%          32.5%
12/31/08          0.68          536            363          0.00%         -36.8%
12/31/07          1.07           12             13          0.00%           2.8%
12/31/06          1.04            0              0          0.00%           4.1%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.2%
2008              2.1%
2007              0.8%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
            Goldman Sachs Mid-Cap Value Institutional Class-38141W398

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,975,534    $       11,217,007                  410,542
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,975,534
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       11,975,534            13,669,796    $                0.88
Band 100                                             -                     -                     0.88
Band 75                                              -                     -                     0.89
Band 50                                              -                     -                     0.90
Band 25                                              -                     -                     0.90
Band 0                                               -                     -                     0.91
                                    ------------------    ------------------
 Total                              $       11,975,534            13,669,796
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            153,611
Mortality & expense charges                                                                  (119,860)
                                                                                 --------------------
Net investment income (loss)                                                                   33,751
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (483,583)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,257,855
                                                                                 --------------------
Net gain (loss)                                                                             2,774,272
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,808,023
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          33,751     $           59,174
Net realized gain (loss)                                              (483,583)              (624,625)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,257,855             (2,089,533)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,808,023             (2,654,984)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,259,425              6,249,465
Cost of units redeemed                                              (1,428,249)            (2,441,971)
                                                             -----------------     ------------------
Increase (decrease)                                                    831,176              3,807,494
                                                             -----------------     ------------------
Net increase (decrease)                                              3,639,199              1,152,510
Net assets, beginning                                                8,336,335              7,183,825
                                                             -----------------     ------------------
Net assets, ending                                           $      11,975,534              8,336,335
                                                             =================     ==================
Units sold                                                           3,279,556              8,614,284
Units redeemed                                                      (2,126,328)            (2,865,135)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,153,228              5,749,149
Units outstanding, beginning                                        12,516,568              6,767,419
                                                             -----------------     ------------------
Units outstanding, ending                                           13,669,796             12,516,568
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       16,379,513
Cost of units redeemed                                                                     (4,491,904)
Account charges                                                                                     -
Net investment income (loss)                                                                  106,538
Net realized gain (loss)                                                                   (1,116,680)
Realized gain distributions                                                                   339,540
Net change in unrealized appreciation (depreciation)                                          758,527
                                                                                   ------------------
                                                                                   $       11,975,534
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88       13,670     $   11,976          1.25%          31.5%
12/31/08          0.67       12,517          8,336          1.25%         -37.3%
12/31/07          1.06        6,767          7,184          1.25%           2.1%
12/31/06          1.04            0              0          1.25%           4.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          1.00%          31.9%
12/31/08          0.67            0              0          1.00%         -37.1%
12/31/07          1.06            0              0          1.00%           2.3%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          0.75%          32.2%
12/31/08          0.67            0              0          0.75%         -36.9%
12/31/07          1.07            0              0          0.75%           2.6%
12/31/06          1.04            0              0          0.75%           4.1%
10/23/06          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.50%          32.5%
12/31/08          0.68            0              0          0.50%         -36.8%
12/31/07          1.07            0              0          0.50%           2.8%
12/31/06          1.04            0              0          0.50%           4.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.25%          32.9%
12/31/08          0.68            0              0          0.25%         -36.6%
12/31/07          1.07            0              0          0.25%           3.1%
12/31/06          1.04            0              0          0.25%           4.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.00%          33.2%
12/31/08          0.68            0              0          0.00%         -36.5%
12/31/07          1.08            0              0          0.00%           3.3%
12/31/06          1.04            0              0          0.00%           4.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%
2008              1.9%
2007              0.8%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
           Goldman Sachs Small-Cap Value Institutional Class-38142V209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           46,734    $           38,000                    1,418
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           46,734
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           46,734                52,978     $               0.88
Band 100                                             -                     -                     0.89
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.90
Band 25                                              -                     -                     0.91
Band 0                                               -                     -                     0.92
                                    ------------------    ------------------
 Total                              $           46,734                52,978
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                380
Mortality & expense charges                                                                      (635)
                                                                                 --------------------
Net investment income (loss)                                                                     (255)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (10,430)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           15,338
                                                                                 --------------------
Net gain (loss)                                                                                 4,908
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,653
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (255)    $             (474)
Net realized gain (loss)                                               (10,430)               (45,367)
Realized gain distributions                                                  -                     95
Net change in unrealized appreciation (depreciation)                     5,338                 17,210
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        4,653                (28,536)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               101,213                 16,925
Cost of units redeemed                                                 (83,057)               (59,654)
                                                             -----------------     ------------------
Increase (decrease)                                                     18,156                (42,729)
                                                             -----------------     ------------------
Net increase (decrease)                                                 22,809                (71,265)
Net assets, beginning                                                   23,925                 95,190
                                                             -----------------     ------------------
Net assets, ending                                           $          46,734                 23,925
                                                             =================     ==================
Units sold                                                             143,887                 21,731
Units redeemed                                                        (125,285)               (86,069)
                                                             -----------------     ------------------
Net increase (decrease)                                                 18,602                (64,338)
Units outstanding, beginning                                            34,376                 98,714
                                                             -----------------     ------------------
Units outstanding, ending                                               52,978                 34,376
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          237,163
Cost of units redeemed                                                                       (158,789)
Account charges                                                                                     -
Net investment income (loss)                                                                   (1,459)
Net realized gain (loss)                                                                      (55,351)
Realized gain distributions                                                                    16,436
Net change in unrealized appreciation (depreciation)                                            8,734
                                                                                   ------------------
                                                                                   $           46,734
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88           53     $       47          1.25%          26.7%
12/31/08          0.70           34             24          1.25%         -27.8%
12/31/07          0.96           99             95          1.25%          -6.5%
12/31/06          1.03            0              0          1.25%           3.2%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          1.00%          27.1%
12/31/08          0.70            0              0          1.00%         -27.6%
12/31/07          0.97            0              0          1.00%          -6.3%
12/31/06          1.03            0              0          1.00%           3.2%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.75%          27.4%
12/31/08          0.70            0              0          0.75%         -27.5%
12/31/07          0.97            0              0          0.75%          -6.0%
12/31/06          1.03            0              0          0.75%           3.2%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.50%          27.7%
12/31/08          0.71            0              0          0.50%         -27.3%
12/31/07          0.97            0              0          0.50%          -5.8%
12/31/06          1.03            0              0          0.50%           3.3%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.25%          28.0%
12/31/08          0.71            0              0          0.25%         -27.1%
12/31/07          0.98            0              0          0.25%          -5.6%
12/31/06          1.03            0              0          0.25%           3.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.00%          28.3%
12/31/08          0.72            0              0          0.00%         -26.9%
12/31/07          0.98            0              0          0.00%          -5.3%
12/31/06          1.03            0              0          0.00%           3.4%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.1%
2008              0.9%
2007              0.2%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
              Goldman Sachs Small-Cap Value Service Class-38142V308

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          127,463    $          113,611                    4,127
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          127,463
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          120,474               138,779     $               0.87
Band 100                                             -                     -                     0.88
Band 75                                              -                     -                     0.88
Band 50                                              -                     -                     0.89
Band 25                                              -                     -                     0.90
Band 0                                           6,989                 7,737                     0.90
                                    ------------------    ------------------
 Total                              $          127,463               146,516
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                603
Mortality & expense charges                                                                      (928)
                                                                                 --------------------
Net investment income (loss)                                                                     (325)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,074)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,052
                                                                                 --------------------
Net gain (loss)                                                                                24,978
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             24,653
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (325)    $             (491)
Net realized gain (loss)                                                (2,074)                (2,382)
Realized gain distributions                                                  -                     68
Net change in unrealized appreciation (depreciation)                    27,052                (11,692)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       24,653                (14,497)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                72,480                 86,586
Cost of units redeemed                                                 (14,134)               (33,351)
                                                             -----------------     ------------------
Increase (decrease)                                                     58,346                 53,235
                                                             -----------------     ------------------
Net increase (decrease)                                                 82,999                 38,738
Net assets, beginning                                                   44,464                  5,726
                                                             -----------------     ------------------
Net assets, ending                                           $         127,463                 44,464
                                                             =================     ==================
Units sold                                                              99,752                 96,412
Units redeemed                                                         (17,821)               (37,801)
                                                             -----------------     ------------------
Net increase (decrease)                                                 81,931                 58,611
Units outstanding, beginning                                            64,585                  5,974
                                                             -----------------     ------------------
Units outstanding, ending                                              146,516                 64,585
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          167,357
Cost of units redeemed                                                                        (49,431)
Account charges                                                                                     -
Net investment income (loss)                                                                     (851)
Net realized gain (loss)                                                                       (4,519)
Realized gain distributions                                                                     1,055
Net change in unrealized appreciation (depreciation)                                           13,852
                                                                                   ------------------
                                                                                   $          127,463
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87          139     $      120          1.25%          26.1%
12/31/08          0.69           65             44          1.25%         -28.2%
12/31/07          0.96            6              6          1.25%          -7.0%
12/31/06          1.03            0              0          1.25%           3.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          1.00%          26.4%
12/31/08          0.69            0              0          1.00%         -28.0%
12/31/07          0.96            0              0          1.00%          -6.7%
12/31/06          1.03            0              0          1.00%           3.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.75%          26.7%
12/31/08          0.70            0              0          0.75%         -27.8%
12/31/07          0.96            0              0          0.75%          -6.5%
12/31/06          1.03            0              0          0.75%           3.1%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          0.50%          27.0%
12/31/08          0.70            0              0          0.50%         -27.6%
12/31/07          0.97            0              0          0.50%          -6.3%
12/31/06          1.03            0              0          0.50%           3.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.25%          27.4%
12/31/08          0.70            0              0          0.25%         -27.4%
12/31/07          0.97            0              0          0.25%          -6.0%
12/31/06          1.03            0              0          0.25%           3.2%
10/23/06          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            8     $        7          0.00%          27.7%
12/31/08          0.71            0              0          0.00%         -27.3%
12/31/07          0.97            0              0          0.00%          -5.8%
12/31/06          1.03            0              0          0.00%           3.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              0.3%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
      Goldman Sachs Structured International Equity Service Class-38142V837

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,259    $            3,741                      433
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,259
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,259                 6,138     $               0.69
Band 100                                             -                     -                     0.70
Band 75                                              -                     -                     0.70
Band 50                                              -                     -                     0.71
Band 25                                              -                     -                     0.71
Band 0                                               -                     -                     0.71
                                    ------------------    ------------------
 Total                              $            4,259                 6,138
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 86
Mortality & expense charges                                                                       (82)
                                                                                 --------------------
Net investment income (loss)                                                                        4
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,799
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,001
                                                                                 --------------------
Net gain (loss)                                                                                 2,800
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,804
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               4     $               28
Net realized gain (loss)                                                 1,799                     (2)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,001                   (483)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        2,804                   (457)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                10,024                  1,359
Cost of units redeemed                                                  (9,457)                   (14)
                                                             -----------------     ------------------
Increase (decrease)                                                        567                  1,345
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,371                    888
Net assets, beginning                                                      888                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           4,259                    888
                                                             =================     ==================
Units sold                                                              31,730                  1,642
Units redeemed                                                         (27,215)                   (19)
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,515                  1,623
Units outstanding, beginning                                             1,623                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                6,138                  1,623
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           11,383
Cost of units redeemed                                                                         (9,471)
Account charges                                                                                     -
Net investment income (loss)                                                                       32
Net realized gain (loss)                                                                        1,797
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              518
                                                                                   ------------------
                                                                                   $            4,259
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.69            6     $        4          1.25%          26.8%
12/31/08          0.55            2              1          1.25%         -43.9%
12/31/07          0.98            0              0          1.25%          -2.5%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          1.00%          27.1%
12/31/08          0.55            0              0          1.00%         -43.8%
12/31/07          0.98            0              0          1.00%          -2.4%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            0     $        0          0.75%          27.4%
12/31/08          0.55            0              0          0.75%         -43.6%
12/31/07          0.98            0              0          0.75%          -2.4%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.50%          27.8%
12/31/08          0.55            0              0          0.50%         -43.5%
12/31/07          0.98            0              0          0.50%          -2.4%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.25%          28.1%
12/31/08          0.55            0              0          0.25%         -43.3%
12/31/07          0.98            0              0          0.25%          -2.3%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.00%          28.4%
12/31/08          0.55            0              0          0.00%         -43.2%
12/31/07          0.98            0              0          0.00%          -2.3%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.3%
2008              7.9%
2007              0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
   Goldman Sachs Structured International Equity Institutional Class-38142V845

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,257    $            3,192                      325
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,257
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            3,257                 4,644     $               0.70
Band 100                                             -                     -                     0.71
Band 75                                              -                     -                     0.71
Band 50                                              -                     -                     0.71
Band 25                                              -                     -                     0.72
Band 0                                               -                     -                     0.72
                                    ------------------    ------------------
 Total                              $            3,257                 4,644
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 77
Mortality & expense charges                                                                       (13)
                                                                                 --------------------
Net investment income (loss)                                                                       64
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               65
                                                                                 --------------------
Net gain (loss)                                                                                    65
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                129
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              64     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                        65                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          129                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 3,137                      -
Cost of units redeemed                                                      (9)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                      3,128                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,257                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           3,257                      -
                                                             =================     ==================
Units sold                                                               4,666                      -
Units redeemed                                                             (22)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                  4,644                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                4,644                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            3,137
Cost of units redeemed                                                                             (9)
Account charges                                                                                     -
Net investment income (loss)                                                                       64
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               65
                                                                                   ------------------
                                                                                   $            3,257
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.70            5     $        3          1.25%          27.5%
12/31/08          0.55            0              0          1.25%         -43.6%
12/31/07          0.98            0              0          1.25%          -2.5%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          1.00%          27.8%
12/31/08          0.55            0              0          1.00%         -43.5%
12/31/07          0.98            0              0          1.00%          -2.4%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.75%          28.1%
12/31/08          0.55            0              0          0.75%         -43.3%
12/31/07          0.98            0              0          0.75%          -2.4%
11/12/07          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          0.50%          28.4%
12/31/08          0.55            0              0          0.50%         -43.2%
12/31/07          0.98            0              0          0.50%          -2.4%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          0.25%          28.8%
12/31/08          0.56            0              0          0.25%         -43.0%
12/31/07          0.98            0              0          0.25%          -2.3%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          0.00%          29.1%
12/31/08          0.56            0              0          0.00%         -42.9%
12/31/07          0.98            0              0          0.00%          -2.3%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.7%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                      Janus
           Janus Advisor Perkins Small Company Value S Class-47103C167

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          642,195    $          529,140                   30,697
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          642,195
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          481,007               362,822     $               1.33
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.39
Band 25                                        161,188               114,211                     1.41
Band 0                                               -                     -                     1.43
                                    ------------------    ------------------
 Total                              $          642,195               477,033
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                782
Mortality & expense charges                                                                    (4,437)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,655)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (106,180)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          254,752
                                                                                 --------------------
Net gain (loss)                                                                               148,572
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            144,917
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,655)    $           (2,783)
Net realized gain (loss)                                              (106,180)               (22,383)
Realized gain distributions                                                  -                  7,172
Net change in unrealized appreciation (depreciation)                   254,752               (125,706)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      144,917               (143,700)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               268,815                549,297
Cost of units redeemed                                                (119,228)              (180,797)
                                                             -----------------     ------------------
Increase (decrease)                                                    149,587                368,500
                                                             -----------------     ------------------
Net increase (decrease)                                                294,504                224,800
Net assets, beginning                                                  347,691                122,891
                                                             -----------------     ------------------
Net assets, ending                                           $         642,195                347,691
                                                             =================     ==================
Units sold                                                             244,916                409,683
Units redeemed                                                        (119,263)              (140,336)
                                                             -----------------     ------------------
Net increase (decrease)                                                125,653                269,347
Units outstanding, beginning                                           351,380                 82,033
                                                             -----------------     ------------------
Units outstanding, ending                                              477,033                351,380
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          993,786
Cost of units redeemed                                                                       (345,681)
Account charges                                                                                     -
Net investment income (loss)                                                                   (7,685)
Net realized gain (loss)                                                                     (125,817)
Realized gain distributions                                                                    14,537
Net change in unrealized appreciation (depreciation)                                          113,055
                                                                                   ------------------
                                                                                   $          642,195
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33          363     $      481          1.25%          35.3%
12/31/08          0.98          288            282          1.25%         -34.6%
12/31/07          1.50           82            123          1.25%          -6.5%
12/31/06          1.60           31             50          1.25%          20.4%
12/31/05          1.33            2              3          1.25%           4.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          1.00%          35.6%
12/31/08          0.99            0              0          1.00%         -34.4%
12/31/07          1.51            0              0          1.00%          -6.2%
12/31/06          1.61            0              0          1.00%          21.0%
12/31/05          1.33            0     0        0          1.00%           4.6%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37            0     $        0          0.75%          36.0%
12/31/08          1.01            0              0          0.75%         -34.3%
12/31/07          1.53            0              0          0.75%          -6.0%
12/31/06          1.63            0              0          0.75%          21.3%
12/31/05          1.34            0     0        0          0.75%           4.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.39            0     $        0          0.50%          36.3%
12/31/08          1.02            0              0          0.50%         -34.1%
12/31/07          1.55            0              0          0.50%          -5.7%
12/31/06          1.64            0              0          0.50%          21.6%
12/31/05          1.35            0              0          0.50%           5.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.41          114     $       161         0.25%          36.6%
12/31/08          1.03           64              66         0.25%         -33.9%
12/31/07          1.56            0               0         0.25%          -5.5%
12/31/06          1.65            0               0         0.25%          21.9%
12/31/05          1.36            0               0         0.25%           5.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.43            0     $         0         0.00%          37.0%
12/31/08          1.05            0               0         0.00%         -33.8%
12/31/07          1.58            0               0         0.00%          -5.3%
12/31/06          1.67            0               0         0.00%          22.2%
12/31/05          1.37            0               0         0.00%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.4%
2007              0.0%
2006              0.2%
2005              2.7%

                             AUL American Unit Trust
                                      Janus
           Janus Advisor Intech Risk Managed Growth S Class-47103A815

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,619,742    $        6,596,237                  508,114
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,619,742
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,619,742             5,231,380     $               1.07
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.11
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
 Total                              $        5,619,742             5,231,380
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             43,969
Mortality & expense charges                                                                   (56,879)
                                                                                 --------------------
Net investment income (loss)                                                                  (12,910)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (157,245)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,455,296
                                                                                 --------------------
Net gain (loss)                                                                             1,298,051
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,285,141
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (12,910)    $          (61,236)
Net realized gain (loss)                                              (157,245)              (167,257)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,455,296             (3,045,291)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,285,141             (3,273,784)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               562,851                772,630
Cost of units redeemed                                                (295,812)            (1,416,852)
                                                             -----------------     ------------------
Increase (decrease)                                                    267,039               (644,222)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,552,180             (3,918,006)
Net assets, beginning                                                4,067,562              7,985,568
                                                             -----------------     ------------------
Net assets, ending                                           $       5,619,742              4,067,562
                                                             =================     ==================
Units sold                                                             629,501                734,831
Units redeemed                                                        (365,620)            (1,284,342)
                                                             -----------------     ------------------
Net increase (decrease)                                                263,881               (549,511)
Units outstanding, beginning                                         4,967,499              5,517,010
                                                             -----------------     ------------------
Units outstanding, ending                                            5,231,380              4,967,499
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       12,288,682
Cost of units redeemed                                                                     (5,537,107)
Account charges                                                                                     -
Net investment income (loss)                                                                 (253,855)
Net realized gain (loss)                                                                     (252,595)
Realized gain distributions                                                                   351,112
Net change in unrealized appreciation (depreciation)                                         (976,495)
                                                                                   ------------------
                                                                                   $        5,619,742
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07        5,231     $    5,620          1.25%          31.2%
12/31/08          0.82        4,967          4,068          1.25%         -43.4%
12/31/07          1.45        5,517          7,986          1.25%           8.9%
12/31/06          1.33        5,756          7,649          1.25%           5.5%
12/31/05          1.26           26             33          1.25%           5.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          1.00%          31.5%
12/31/08          0.83            0              0          1.00%         -43.3%
12/31/07          1.46            0              0          1.00%           9.2%
12/31/06          1.34            0              0          1.00%           5.8%
12/31/05          1.27            0     0        0          1.00%           5.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.75%          31.8%
12/31/08          0.84            0              0          0.75%         -43.1%
12/31/07          1.48            0              0          0.75%           9.5%
12/31/06          1.35            0              0          0.75%           6.1%
12/31/05          1.27            0     0        0          0.75%           5.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.50%          32.2%
12/31/08          0.85            0              0          0.50%         -43.0%
12/31/07          1.49            0              0          0.50%           9.8%
12/31/06          1.36            0              0          0.50%           6.4%
12/31/05          1.28            0              0          0.50%           6.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.25%          32.5%
12/31/08          0.86            0              0          0.25%         -42.9%
12/31/07          1.51            0              0          0.25%          10.0%
12/31/06          1.37            0              0          0.25%           6.6%
12/31/05          1.29            0              0          0.25%           6.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.00%          32.8%
12/31/08          0.87            0              0          0.00%         -42.7%
12/31/07          1.53            0              0          0.00%          10.3%
12/31/06          1.38            0              0          0.00%           6.9%
12/31/05          1.30            0              0          0.00%           6.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.9%
2008         0.3%
2007         0.0%
2006         0.2%
2005         2.8%

                             AUL American Unit Trust
                                      Janus
                   Janus Advisor Forty Fund R Class-47103A641

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,499,302    $        2,406,224                   80,441
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,499,302
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,444,053             1,917,064     $               1.27
Band 100                                        54,507                42,263                     1.29
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.32
Band 25                                              -                     -                     1.34
Band 0                                             742                   549                     1.35
                                    ------------------    ------------------
 Total                              $        2,499,302             1,959,876
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (22,839)
                                                                                 --------------------
Net investment income (loss)                                                                  (22,839)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (179,720)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          837,951
                                                                                 --------------------
Net gain (loss)                                                                               658,231
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            635,392
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (22,839)    $          (14,772)
Net realized gain (loss)                                              (179,720)                53,439
Realized gain distributions                                                  -                 62,846
Net change in unrealized appreciation (depreciation)                   837,951               (888,921)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      635,392               (787,408)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,204,282              1,749,576
Cost of units redeemed                                                (581,576)              (500,107)
                                                             -----------------     ------------------
Increase (decrease)                                                    622,706              1,249,469
                                                             -----------------     ------------------
Net increase (decrease)                                              1,258,098                462,061
Net assets, beginning                                                1,241,204                779,143
                                                             -----------------     ------------------
Net assets, ending                                           $       2,499,302              1,241,204
                                                             =================     ==================
Units sold                                                           1,151,274              1,271,718
Units redeemed                                                        (567,735)              (371,889)
                                                             -----------------     ------------------
Net increase (decrease)                                                583,539                899,829
Units outstanding, beginning                                         1,376,337                476,508
                                                             -----------------     ------------------
Units outstanding, ending                                            1,959,876              1,376,337
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,721,844
Cost of units redeemed                                                                     (1,222,984)
Account charges                                                                                     -
Net investment income (loss)                                                                  (45,015)
Net realized gain (loss)                                                                     (119,523)
Realized gain distributions                                                                    71,902
Net change in unrealized appreciation (depreciation)                                           93,078
                                                                                   ------------------
                                                                                   $        2,499,302
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27        1,917     $    2,444          1.25%          41.4%
12/31/08          0.90        1,342          1,210          1.25%         -44.9%
12/31/07          1.64          477            779          1.25%          33.5%
12/31/06          1.22          225            275          1.25%           8.4%
12/31/05          1.13            4              5          1.25%          13.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29           42     $       55          1.00%          41.8%
12/31/08          0.91           35             32          1.00%         -44.7%
12/31/07          1.65            0              0          1.00%          33.9%
12/31/06          1.23            0              0          1.00%           8.8%
12/31/05          1.13            0     0        0          1.00%          13.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          42.1%
12/31/08          0.92            0              0          0.75%         -44.6%
12/31/07          1.66            0              0          0.75%          34.2%
12/31/06          1.23            0              0          0.75%           9.1%
12/31/05          1.13            0     0        0          0.75%          13.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     $        0          0.50%          42.5%
12/31/08          0.93            0              0          0.50%         -44.4%
12/31/07          1.67            0              0          0.50%          34.5%
12/31/06          1.24            0              0          0.50%           9.4%
12/31/05          1.13            0              0          0.50%          13.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.25%          42.8%
12/31/08          0.93            0              0          0.25%         -44.3%
12/31/07          1.68            0              0          0.25%          34.9%
12/31/06          1.24            0              0          0.25%           9.7%
12/31/05          1.13            0              0          0.25%          13.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            1     $        1          0.00%          43.2%
12/31/08          0.94            0              0          0.00%         -44.2%
12/31/07          1.69            0              0          0.00%          35.2%
12/31/06          1.25            0              0          0.00%           9.9%
12/31/05          1.14            0              0          0.00%          13.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%
2007         0.0%
2006         0.3%
2005         0.0%

                             AUL American Unit Trust
                                      Janus
              Janus Advisor Growth & Income Fund R Class-47103C621

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          612,830    $          509,411                   21,540
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          612,830
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          127,947               135,943     $               0.94
Band 100                                             -                     -                     0.95
Band 75                                              -                     -                     0.96
Band 50                                        484,883               497,642                     0.97
Band 25                                              -                     -                     0.99
Band 0                                               -                     -                     1.00
                                    ------------------    ------------------
 Total                              $          612,830               633,585
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $      2,605
Mortality & expense charges                                                            (2,941)
                                                                                 ------------
Net investment income (loss)                                                             (336)
                                                                                 ------------
Gain (loss) on investments:
Net realized gain (loss)                                                             (270,268)
Realized gain distributions                                                                 -
Net change in unrealized appreciation (depreciation)                                  416,487
                                                                                 ------------
Net gain (loss)                                                                       146,219
                                                                                 ------------
Increase (decrease) in net assets from operations                                $    145,883
                                                                                 ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended           Year ended
                                                                    12/31/2009           12/31/2008
                                                             -----------------    -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (336)   $           1,220
Net realized gain (loss)                                              (270,268)             (65,154)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                   416,487             (220,854)
                                                             -----------------    -----------------
Increase (decrease) in net assets from operations                      145,883             (284,788)
                                                             -----------------    -----------------
Contract owner transactions:
Proceeds from units sold                                               153,745              117,466
Cost of units redeemed                                                 (26,215)            (238,647)
                                                             -----------------    -----------------
Increase (decrease)                                                    127,530             (121,181)
                                                             -----------------    -----------------
Net increase (decrease)                                                273,413             (405,969)
Net assets, beginning                                                  339,417              745,386
                                                             -----------------    -----------------
Net assets, ending                                           $         612,830              339,417
                                                             =================    =================
Units sold                                                             186,145              118,630
Units redeemed                                                         (30,892)            (220,369)
                                                             -----------------    -----------------
Net increase (decrease)                                                155,253             (101,739)
Units outstanding, beginning                                           478,332              580,071
                                                             -----------------    -----------------
Units outstanding, ending                                              633,585              478,332
                                                             =================    =================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $   1,141,798
Cost of units redeemed                                                                  (485,597)
Account charges                                                                                -
Net investment income (loss)                                                               2,324
Net realized gain (loss)                                                                (316,403)
Realized gain distributions                                                              167,289
Net change in unrealized appreciation (depreciation)                                     103,419
                                                                                   -------------
                                                                                   $     612,830
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94          136     $      128          1.25%          35.9%
12/31/08          0.69           51             35          1.25%         -45.2%
12/31/07          1.26           72             91          1.25%           6.5%
12/31/06          1.19           18             21          1.25%           5.9%
12/31/05          1.12          181            203          1.25%          12.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          1.00%          36.2%
12/31/08          0.70            0              0          1.00%         -45.0%
12/31/07          1.27            0              0          1.00%           6.7%
12/31/06          1.19            0              0          1.00%           5.8%
12/31/05          1.13            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.75%          36.6%
12/31/08          0.71            0              0          0.75%         -44.9%
12/31/07          1.28            0              0          0.75%           7.0%
12/31/06          1.20            0              0          0.75%           6.1%
12/31/05          1.13            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97          498     $      485          0.50%          36.9%
12/31/08          0.71          428            304          0.50%         -44.8%
12/31/07          1.29          508            654          0.50%           7.3%
12/31/06          1.20          485            582          0.50%           6.3%
12/31/05          1.13            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.25%          37.3%
12/31/08          0.72            0              0          0.25%         -44.6%
12/31/07          1.30            0              0          0.25%           7.6%
12/31/06          1.21            0              0          0.25%           6.6%
12/31/05          1.13            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.00%          37.6%
12/31/08          0.72            0              0          0.00%         -44.5%
12/31/07          1.31            0              0          0.00%           7.8%
12/31/06          1.21            0              0          0.00%           6.9%
12/31/05          1.13            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.5%
2008              0.8%
2007              0.0%
2006              1.7%
2005              0.1%

                             AUL American Unit Trust
                                      Janus
             Janus Aspen Flexible Bond Institutional Class-471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       22,159,311    $       20,697,249                1,762,872
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       22,159,311
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       22,159,311            11,186,182     $               1.98
Band 100                                             -                     -                     2.01
Band 75                                              -                     -                     2.04
Band 50                                              -                     -                     2.08
Band 25                                              -                     -                     2.11
Band 0                                               -                     -                     2.33
                                    ------------------    ------------------
 Total                              $       22,159,311            11,186,182
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $       953,725
Mortality & expense charges                                                             (265,659)
                                                                                 ---------------
Net investment income (loss)                                                             688,066
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (94,262)
Realized gain distributions                                                               18,739
Net change in unrealized appreciation (depreciation)                                   1,796,498
                                                                                 ---------------
Net gain (loss)                                                                        1,720,975
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $     2,409,041
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended           Year ended
                                                                    12/31/2009           12/31/2008
                                                             -----------------    -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         688,066    $         611,783
Net realized gain (loss)                                               (94,262)            (198,171)
Realized gain distributions                                             18,739                    -
Net change in unrealized appreciation (depreciation)                 1,796,498              437,152
                                                             -----------------    -----------------
Increase (decrease) in net assets from operations                    2,409,041              850,764
                                                             -----------------    -----------------
Contract owner transactions:
Proceeds from units sold                                             4,443,292            6,948,042
Cost of units redeemed                                              (4,595,819)          (4,736,373)
                                                             -----------------    -----------------
Increase (decrease)                                                   (152,527)           2,211,669
                                                             -----------------    -----------------
Net increase (decrease)                                              2,256,514            3,062,433
Net assets, beginning                                               19,902,797           16,840,364
                                                             -----------------    -----------------
Net assets, ending                                           $      22,159,311           19,902,797
                                                             =================    =================
Units sold                                                           2,826,409            4,164,571
Units redeemed                                                      (2,873,041)          (2,884,332)
                                                             -----------------    -----------------
Net increase (decrease)                                                (46,632)           1,280,239
Units outstanding, beginning                                        11,232,814            9,952,575
                                                             -----------------    -----------------
Units outstanding, ending                                           11,186,182           11,232,814
                                                             =================    =================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $  62,957,988
Cost of units redeemed                                                               (48,508,847)
Account charges                                                                                -
Net investment income (loss)                                                           5,077,706
Net realized gain (loss)                                                                (297,127)
Realized gain distributions                                                            1,467,529
Net change in unrealized appreciation (depreciation)                                   1,462,062
                                                                                   -------------
                                                                                   $  22,159,311
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.98       11,186     $   22,159          1.25%          11.8%
12/31/08          1.77       11,227         19,890          1.25%           4.7%
12/31/07          1.69        9,953         16,840          1.25%           5.7%
12/31/06          1.60       10,360         16,584          1.25%           2.6%
12/31/05          1.56       10,904         17,010          1.25%           1.3%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.01            0     $        0          1.00%          12.1%
12/31/08          1.80            0              0          1.00%           5.0%
12/31/07          1.71            0              0          1.00%           6.0%
12/31/06          1.61            0              0          1.00%           3.2%
12/31/05          1.56            0     0        0          1.00%           1.2%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.04            0     $        0          0.75%          12.4%
12/31/08          1.82            0              0          0.75%           5.2%
12/31/07          1.73            0              0          0.75%           6.2%
12/31/06          1.63            0              0          0.75%           3.4%
12/31/05          1.57            0     0        0          0.75%           1.4%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.08            0     $        0           0.50%         12.7%
12/31/08          1.84            0              0           0.50%          5.5%
12/31/07          1.75            0              0           0.50%          6.5%
12/31/06          1.64            0              0           0.50%          3.7%
12/31/05          1.58            0              0           0.50%          1.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.11            0     $        0          0.25%          12.9%
12/31/08          1.87            0              0          0.25%           5.8%
12/31/07          1.77            0              0          0.25%           6.8%
12/31/06          1.65            0              0          0.25%           4.0%
12/31/05          1.59            0              0          0.25%           1.9%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.33            0     $        0          0.00%          13.2%
12/31/08          2.05            6             13          0.00%           6.0%
12/31/07          1.94            0              0          0.00%           7.0%
12/31/06          1.81            0              0          0.00%           4.2%
12/31/05          1.74            0              0          0.00%           2.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.5%
2008              4.6%
2007              0.0%
2006              4.8%
2005              5.5%

                             AUL American Unit Trust
                                      Janus
          Janus Aspen Worldwide Portfolio Institutional Class-471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       15,903,480    $       15,993,087                  607,466
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       15,903,480
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       15,903,480            11,551,751     $               1.38
Band 100                                             -                     -                     1.40
Band 75                                              -                     -                     1.42
Band 50                                              -                     -                     1.44
Band 25                                              -                     -                     1.47
Band 0                                               -                     -                     1.62
                                    ------------------    ------------------
 Total                              $       15,903,480            11,551,751
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $       192,797
Mortality & expense charges                                                             (170,061)
                                                                                 ---------------
Net investment income (loss)                                                              22,736
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                 (17,601)
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                   4,206,096
                                                                                 ---------------
Net gain (loss)                                                                        4,188,495
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $     4,211,231
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended           Year ended
                                                                    12/31/2009           12/31/2008
                                                             -----------------    -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          22,736    $         (10,638)
Net realized gain (loss)                                               (17,601)             550,817
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                 4,206,096          (11,677,941)
                                                             -----------------    -----------------
Increase (decrease) in net assets from operations                    4,211,231          (11,137,762)
                                                             -----------------    -----------------
Contract owner transactions:
Proceeds from units sold                                             1,338,464            1,502,245
Cost of units redeemed                                              (2,410,945)          (3,506,738)
                                                             -----------------    -----------------
Increase (decrease)                                                 (1,072,481)          (2,004,493)
                                                             -----------------    -----------------
Net increase (decrease)                                              3,138,750          (13,142,255)
Net assets, beginning                                               12,764,730           25,906,985
                                                             -----------------    -----------------
Net assets, ending                                           $      15,903,480           12,764,730
                                                             =================    =================
Units sold                                                           1,572,484            1,518,150
Units redeemed                                                      (2,629,393)          (2,894,307)
                                                             -----------------    -----------------
Net increase (decrease)                                             (1,056,909)          (1,376,157)
Units outstanding, beginning                                        12,608,660           13,984,817
                                                             -----------------    -----------------
Units outstanding, ending                                           11,551,751           12,608,660
                                                             =================    =================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $  254,148,463
Cost of units redeemed                                                               (226,937,286)
Account charges                                                                                 -
Net investment income (loss)                                                            3,412,221
Net realized gain (loss)                                                              (14,839,387)
Realized gain distributions                                                               209,076
Net change in unrealized appreciation (depreciation)                                      (89,607)
                                                                                   --------------
                                                                                   $   15,903,480
                                                                                   ==============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38       11,552     $   15,903          1.25%          36.0%
12/31/08          1.01       12,609         12,765          1.25%         -45.4%
12/31/07          1.85       13,985         25,907          1.25%           8.3%
12/31/06          1.71       17,073         29,216          1.25%          16.4%
12/31/05          1.47       30,807         45,287          1.25%           5.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          1.00%          36.3%
12/31/08          1.03            0              0          1.00%         -45.2%
12/31/07          1.87            0              0          1.00%           8.5%
12/31/06          1.73            0              0          1.00%          17.0%
12/31/05          1.47            0     0        0          1.00%           4.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42            0     $        0          0.75%          36.7%
12/31/08          1.04            0              0          0.75%         -45.1%
12/31/07          1.89            0              0          0.75%           8.8%
12/31/06          1.74            0              0          0.75%          17.3%
12/31/05          1.48            0     0        0          0.75%           5.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.44            0     $        0          0.50%          37.0%
12/31/08          1.05            0              0          0.50%         -44.9%
12/31/07          1.91            0              0          0.50%           9.1%
12/31/06          1.75            0              0          0.50%          17.6%
12/31/05          1.49            0              0          0.50%           5.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.47            0     $        0          0.25%          37.4%
12/31/08          1.07            0              0          0.25%         -44.8%
12/31/07          1.93            0              0          0.25%           9.4%
12/31/06          1.77            0              0          0.25%          17.9%
12/31/05          1.50            0              0          0.25%           5.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.62            0     $        0          0.00%          37.7%
12/31/08          1.17            0              0          0.00%         -44.7%
12/31/07          2.12            0              0          0.00%           9.6%
12/31/06          1.94            0              0          0.00%          18.2%
12/31/05          1.64            0              0          0.00%           6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              1.2%
2007              0.0%
2006              1.6%
2005              1.4%

                             AUL American Unit Trust
                                      Janus
              Janus Advisor Perkins Mid-Cap Value R Class-47103C233

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,128,396    $          970,017                   57,018
Receivables: investments sold                       (6)   ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,128,390
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,119,633             1,100,820     $               1.02
Band 100                                         2,472                 2,410                     1.03
Band 75                                              -                     -                     1.03
Band 50                                          1,977                 1,898                     1.04
Band 25                                              -                     -                     1.05
Band 0                                           4,308                 4,070                     1.06
                                    ------------------    ------------------
 Total                              $        1,128,390             1,109,198
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            35
Mortality & expense charges                                                               (7,924)
                                                                                 ---------------
Net investment income (loss)                                                              (7,889)
                                                                                 ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                  40,415
Realized gain distributions                                                                    -
Net change in unrealized appreciation (depreciation)                                     166,069
                                                                                 ---------------
Net gain (loss)                                                                          206,484
                                                                                 ---------------
Increase (decrease) in net assets from operations                                $       198,595
                                                                                 ===============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended          Year ended
                                                                    12/31/2009          12/31/2008
                                                             -----------------   -----------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (7,889)  $              77
Net realized gain (loss)                                                40,415                 (26)
Realized gain distributions                                                  -               2,674
Net change in unrealized appreciation (depreciation)                   166,069              (7,690)
                                                             -----------------   -----------------
Increase (decrease) in net assets from operations                      198,595              (4,965)
                                                             -----------------   -----------------
Contract owner transactions:
Proceeds from units sold                                               922,475             165,911
Cost of units redeemed                                                (150,224)             (3,402)
                                                             -----------------   -----------------
Increase (decrease)                                                    772,251             162,509
                                                             -----------------   -----------------
Net increase (decrease)                                                970,846             157,544
Net assets, beginning                                                  157,544                   -
                                                             -----------------   -----------------
Net assets, ending                                           $       1,128,390             157,544
                                                             =================   =================
Units sold                                                           1,132,585             203,410
Units redeemed                                                        (224,215)             (2,582)
                                                             -----------------   -----------------
Net increase (decrease)                                                908,370             200,828
Units outstanding, beginning                                           200,828                   -
                                                             -----------------   -----------------
Units outstanding, ending                                            1,109,198             200,828
                                                             =================   =================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $   1,088,386
Cost of units redeemed                                                                  (153,626)
Account charges                                                                                -
Net investment income (loss)                                                              (7,812)
Net realized gain (loss)                                                                  40,389
Realized gain distributions                                                                2,674
Net change in unrealized appreciation (depreciation)                                     158,379
                                                                                   -------------
                                                                                   $   1,128,390
                                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02        1,101     $    1,120          1.25%          29.7%
12/31/08          0.78          200            157          1.25%         -28.5%
12/31/07          1.10            0              0          1.25%           5.5%
12/31/06          1.04            0              0          1.25%           4.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            2     $        2          1.00%          30.0%
12/31/08          0.79            1              0          1.00%         -28.3%
12/31/07          1.10            0              0          1.00%           5.8%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.75%          30.3%
12/31/08          0.79            0              0          0.75%         -28.1%
12/31/07          1.10            0              0          0.75%           6.0%
12/31/06          1.04            0              0          0.75%           4.1%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            2     $        2          0.50%          30.6%
12/31/08          0.80            0              0          0.50%         -28.0%
12/31/07          1.11            0              0          0.50%           6.3%
12/31/06          1.04            0              0          0.50%           4.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05            0     $        0          0.25%          31.0%
12/31/08          0.80            0              0          0.25%         -27.8%
12/31/07          1.11            0              0          0.25%           6.6%
12/31/06          1.04            0              0          0.25%           4.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            4     $        4          0.00%          31.3%
12/31/08          0.81            0              0          0.00%         -27.6%
12/31/07          1.11            0              0          0.00%           6.8%
12/31/06          1.04            0              0          0.00%           4.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.4%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                      Janus
                Janus Aspen Mid-Cap Value Service Class-471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,247,896  $    3,897,013         309,839
Receivables: investments sold                  6  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    4,247,902
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,247,902       4,155,752  $         1.02
Band 100                                       -               -            1.03
Band 75                                        -               -            1.04
Band 50                                        -               -            1.05
Band 25                                        -               -            1.06
Band 0                                         -               -            1.06
                                  --------------  --------------
  Total                           $    4,247,902       4,155,752
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        8,388
Mortality & expense charges                                              (19,460)
                                                                  --------------
Net investment income (loss)                                             (11,072)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  79,255
Realized gain distributions                                               18,822
Net change in unrealized appreciation (depreciation)                     353,373
                                                                  --------------
Net gain (loss)                                                          451,450
                                                                  --------------
Increase (decrease) in net assets from operations                 $      440,378
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     (11,072)      $          73
Net realized gain (loss)                                           79,255             (20,070)
Realized gain distributions                                        18,822                  17
Net change in unrealized appreciation (depreciation)              353,373              (2,490)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 440,378             (22,470)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        4,236,520             279,809
Cost of units redeemed                                           (626,151)            (60,184)
                                                            -------------       -------------
Increase (decrease)                                             3,610,369             219,625
                                                            -------------       -------------
Net increase (decrease)                                         4,050,747             197,155
Net assets, beginning                                             197,155                   -
                                                            -------------       -------------
Net assets, ending                                          $   4,247,902             197,155
                                                            =============       =============
Units sold                                                      4,820,708             333,481
Units redeemed                                                   (918,145)            (80,292)
                                                            -------------       -------------
Net increase (decrease)                                         3,902,563             253,189
Units outstanding, beginning                                      253,189                   -
                                                            -------------       -------------
Units outstanding, ending                                       4,155,752             253,189
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     4,516,329
Cost of units redeemed                                                  (686,335)
Account charges                                                                -
Net investment income (loss)                                             (10,999)
Net realized gain (loss)                                                  59,185
Realized gain distributions                                               18,839
Net change in unrealized appreciation (depreciation)                     350,883
                                                                 ---------------
                                                                 $     4,247,902
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02         4,156   $    4,248           1.25%           31.3%
12/31/08         0.78           253          197           1.25%          -28.8%
12/31/07         1.09             0            0           1.25%            5.8%
12/31/06         1.03             0            0           1.25%            3.3%
10/23/06         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.00%           31.6%
12/31/08         0.78             0            0           1.00%          -28.6%
12/31/07         1.10             0            0           1.00%            6.1%
12/31/06         1.03             0            0           1.00%            3.4%
10/23/06         1.00             0   0        0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.75%           31.9%
12/31/08         0.79             0            0           0.75%          -28.4%
12/31/07         1.10             0            0           0.75%            6.4%
12/31/06         1.03             0            0           0.75%            3.4%
10/23/06         1.00             0   0        0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.50%           32.3%
12/31/08         0.79             0            0           0.50%          -28.3%
12/31/07         1.10             0            0           0.50%            6.6%
12/31/06         1.03             0            0           0.50%            3.5%
10/23/06         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06             0   $        0           0.25%           32.6%
12/31/08         0.80             0            0           0.25%          -28.1%
12/31/07         1.11             0            0           0.25%            6.9%
12/31/06         1.04             0            0           0.25%            3.5%
10/23/06         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06             0   $        0           0.00%           32.9%
12/31/08         0.80             0            0           0.00%          -27.9%
12/31/07         1.11             0            0           0.00%            7.2%
12/31/06         1.04             0            0           0.00%            3.6%
10/23/06         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.4%
2008             0.8%
2007             0.0%
2006             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
             Dryden Financial Services A Class-476294103 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.01
Band 100                                       -               -            1.01
Band 75                                        -               -            1.01
Band 50                                        -               -            1.01
Band 25                                        -               -            1.01
Band 0                                         -               -            1.01
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.25%            0.5%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.00%            0.5%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.75%            0.5%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.50%            0.5%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.25%            0.6%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.00%            0.6%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
             Dryden Financial Services Z Class-476294400 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.01
Band 100                                       -               -            1.01
Band 75                                        -               -            1.01
Band 50                                        -               -            1.01
Band 25                                        -               -            1.01
Band 0                                         -               -            1.01
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                    BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.25%            0.9%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           1.00%            0.9%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.75%            0.9%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.50%            0.9%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.01             0   $        0           0.25%            0.9%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.01             0   $        0           0.00%            0.9%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
             Jennison Health Sciences A Class-476294509 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.02
Band 100                                       -               -            1.02
Band 75                                        -               -            1.02
Band 50                                        -               -            1.02
Band 25                                        -               -            1.02
Band 0                                         -               -            1.02
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                    BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.25%            2.4%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.00%            2.4%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.75%            2.4%
12/01/09         1.00             0            0           0.75%            0.0%

>
                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.50%            2.4%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.02             0   $        0           0.25%            2.4%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.02             0   $        0           0.00%            2.5%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
             Jennison Health Sciences Z Class-476294806 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.03
Band 100                                       -               -            1.03
Band 75                                        -               -            1.03
Band 50                                        -               -            1.03
Band 25                                        -               -            1.03
Band 0                                         -               -            1.03
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                    BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.25%            3.2%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.03             0   $        0           1.00%            3.2%
12/01/09         1.00             0            0           1.00%            0.0%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.03             0   $        0           0.75%            3.2%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.50%            3.2%
12/01/09         1.00             0            0           0.50%            0.0%

                                BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.03             0   $        0           0.25%            3.2%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.03             0   $        0           0.00%            3.3%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
              Jennison Mid-Cap Growth A Class-476296108 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.02
Band 100                                       -               -            1.02
Band 75                                        -               -            1.02
Band 50                                        -               -            1.02
Band 25                                        -               -            1.02
Band 0                                         -               -            1.02
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                    BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.25%            1.6%
12/01/09         1.00             0            0           1.25%            0.0%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.02             0   $        0           1.00%            1.6%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------

12/31/09   $     1.02             0   $        0           0.75%            1.7%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.50%            1.7%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.25%            1.7%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.00%            1.7%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
              Jennison Mid-Cap Growth Z Class-476296405 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.04
Band 100                                       -               -            1.04
Band 75                                        -               -            1.04
Band 50                                        -               -            1.04
Band 25                                        -               -            1.04
Band 0                                         -               -            1.04
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           1.25%            3.7%
12/01/09         1.00             0            0           1.25%            0.0%


                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           1.00%            3.7%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.75%            3.7%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.50%            3.7%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.25%            3.7%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.00%            3.7%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
            Jennison Natural Resources A Class-476293105 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.02
Band 100                                       -               -            1.02
Band 75                                        -               -            1.02
Band 50                                        -               -            1.02
Band 25                                        -               -            1.02
Band 0                                         -               -            1.03
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.25%            2.5%
12/01/09         1.00             0            0           1.25%            0.0%


                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.00%            2.5%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.75%            2.5%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.50%            2.5%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           0.25%            2.5%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0          0.00%             2.5%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                 JennisonDryden
            Jennison Natural Resources Z Class-476293402 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -               -  $         1.03
Band 100                                       -               -            1.03
Band 75                                        -               -            1.03
Band 50                                        -               -            1.03
Band 25                                        -               -            1.03
Band 0                                         -               -            1.03
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period from
                                                           12/01/09 to 12/31/09
                                                           --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                           --------------------
Increase (decrease) in net assets from operations                             -
                                                           --------------------
Contract owner transactions:
Proceeds from units sold                                                      -
Cost of units redeemed                                                        -
                                                           --------------------
Increase (decrease)                                                           -
                                                           --------------------
Net increase (decrease)                                                       -
Net assets, beginning                                                         -
                                                           --------------------
Net assets, ending                                         $                  -
                                                           ====================
Units sold                                                                    -
Units redeemed                                                                -
                                                           --------------------
Net increase (decrease)                                                       -
Units outstanding, beginning                                                  -
                                                           --------------------
Units outstanding, ending                                                     -
                                                           ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                       BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.25%            3.3%
12/01/09         1.00             0            0           1.25%            0.0%


                                       BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.00%            3.3%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.75%            3.3%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.50%            3.3%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.25%            3.3%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.00%            3.3%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                 Lord Abbett Developing Growth P Class-544006406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,221,373  $    1,245,991          79,516
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,221,373
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      648,389         516,768  $         1.25
Band 100                                  65,468          51,522            1.27
Band 75                                        -               -            1.29
Band 50                                        -               -            1.30
Band 25                                  217,677         164,941            1.32
Band 0                                   289,839         216,865            1.34
                                  --------------  --------------
  Total                           $    1,221,373         950,096
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (5,113)
                                                                  --------------
Net investment income (loss)                                              (5,113)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (32,415)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     330,552
                                                                  --------------
Net gain (loss)                                                          298,137
                                                                  --------------
Increase (decrease) in net assets from operations                 $      293,024
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (5,113)      $      (4,381)
Net realized gain (loss)                                          (32,415)            (57,194)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              330,552            (384,619)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 293,024            (446,194)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          529,130             489,584
Cost of units redeemed                                           (115,492)           (343,409)
                                                            -------------       -------------
Increase (decrease)                                               413,638             146,175
                                                            -------------       -------------
Net increase (decrease)                                           706,662            (300,019)
Net assets, beginning                                             514,711             814,730
                                                            -------------       -------------
Net assets, ending                                          $   1,221,373             514,711
                                                            =============       =============
Units sold                                                        471,261             363,798
Units redeemed                                                   (101,936)           (257,922)
                                                            -------------       -------------
Net increase (decrease)                                           369,325             105,876
Units outstanding, beginning                                      580,771             474,895
                                                            -------------       -------------
Units outstanding, ending                                         950,096             580,771
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,973,928
Cost of units redeemed                                                  (783,566)
Account charges                                                                -
Net investment income (loss)                                              41,361
Net realized gain (loss)                                                 (89,374)
Realized gain distributions                                              103,642
Net change in unrealized appreciation (depreciation)                     (24,618)
                                                                 ---------------
                                                                 $     1,221,373
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.25           517   $      648           1.25%           45.0%
12/31/08         0.87           265          229           1.25%          -48.2%
12/31/07         1.67           107          179           1.25%           34.0%
12/31/06         1.25            23           29           1.25%           11.2%
12/31/05         1.12             0            0           1.25%            9.8%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.27            52   $       65           1.00%           45.4%
12/31/08         0.87            34           30           1.00%          -48.0%
12/31/07         1.68            36           60           1.00%           34.3%
12/31/06         1.25            66           83           1.00%           11.2%
12/31/05         1.13             0   0        0           1.00%           10.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.29             0   $        0           0.75%           45.7%
12/31/08         0.88             0            0           0.75%          -47.9%
12/31/07         1.69             0            0           0.75%           34.7%
12/31/06         1.26             0            0           0.75%           11.5%
12/31/05         1.13             0   0        0           0.75%           10.6%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.30             0   $        0           0.50%           46.1%
12/31/08         0.89             0            0           0.50%          -47.8%
12/31/07         1.71             0            0           0.50%           35.0%
12/31/06         1.27             0            0           0.50%           11.8%
12/31/05         1.13             0            0           0.50%           10.9%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.32           165    $     218           0.25%           46.5%
12/31/08         0.90            82           74           0.25%          -47.6%
12/31/07         1.72             0            0           0.25%           35.3%
12/31/06         1.27             0            0           0.25%           12.0%
12/31/05         1.13             0            0           0.25%           11.1%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.34           217   $      290           0.00%           46.8%
12/31/08         0.91           200          182           0.00%          -47.5%
12/31/07         1.73           332          576           0.00%           35.7%
12/31/06         1.28           276          353           0.00%           12.3%
12/31/05         1.14             0            0           0.00%           11.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.0%
2007             8.3%
2006             0.0%
2005             0.0%

                             AUL American Unit Trust
                                   Lord Abbett
               Lord Abbett Growth Opportunities P Class-54400R509

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           80,805    $           63,372                    4,415
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           80,805
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           80,805                68,741     $               1.18
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.25
                                    ------------------    ------------------
  Total                             $           80,805                68,741
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (677)
                                                                                 --------------------
Net investment income (loss)                                                                     (677)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,154)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           22,829
                                                                                 --------------------
Net gain (loss)                                                                                20,675
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             19,998
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (677)  $               (214)
Net realized gain (loss)                                                (2,154)                (1,524)
Realized gain distributions                                                  -                    473
Net change in unrealized appreciation (depreciation)                    22,829                 (5,091)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       19,998                 (6,356)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                26,808                 46,168
Cost of units redeemed                                                  (5,292)                (7,235)
                                                             -----------------   --------------------
Increase (decrease)                                                     21,516                 38,933
                                                             -----------------   --------------------
Net increase (decrease)                                                 41,514                 32,577
Net assets, beginning                                                   39,291                  6,714
                                                             -----------------   --------------------
Net assets, ending                                           $          80,805                 39,291
                                                             =================   ====================
Units sold                                                              26,728                 49,499
Units redeemed                                                          (5,930)                (6,543)
                                                             -----------------   --------------------
Net increase (decrease)                                                 20,798                 42,956
Units outstanding, beginning                                            47,943                  4,987
                                                             -----------------   --------------------
Units outstanding, ending                                               68,741                 47,943
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             79,152
Cost of units redeemed                                                                        (12,538)
Account charges                                                                                     -
Net investment income (loss)                                                                     (602)
Net realized gain (loss)                                                                       (3,677)
Realized gain distributions                                                                     1,037
Net change in unrealized appreciation (depreciation)                                           17,433
                                                                                 --------------------
                                                                                 $             80,805
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18           69     $       81          1.25%          43.4%
12/31/08          0.82           48             39          1.25%         -39.1%
12/31/07          1.35            5              7          1.25%          19.5%
12/31/06          1.13            1              1          1.25%           5.3%
12/31/05          1.07            0              0          1.25%           2.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          43.8%
12/31/08          0.83            0              0          1.00%         -39.0%
12/31/07          1.36            0              0          1.00%          19.8%
12/31/06          1.13            0              0          1.00%           5.9%
12/31/05          1.07            0     0        0          1.00%           3.2%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.75%          44.2%
12/31/08          0.84            0              0          0.75%         -38.8%
12/31/07          1.37            0              0          0.75%          20.1%
12/31/06          1.14            0              0          0.75%           6.3%
12/31/05          1.07            0     0        0          0.75%           3.2%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.50%          44.5%
12/31/08          0.84            0              0          0.50%         -38.7%
12/31/07          1.38            0              0          0.50%          20.4%
12/31/06          1.14            0              0          0.50%           6.6%
12/31/05          1.07            0              0          0.50%           3.5%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.25%          44.9%
12/31/08          0.85            0              0          0.25%         -38.5%
12/31/07          1.39            0              0          0.25%          20.7%
12/31/06          1.15            0              0          0.25%           6.9%
12/31/05          1.08            0              0          0.25%           3.8%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.00%          45.2%
12/31/08          0.86            0              0          0.00%         -38.4%
12/31/07          1.40            0              0          0.00%          21.0%
12/31/06          1.16            0              0          0.00%           7.1%
12/31/05          1.08            0              0          0.00%           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              8.2%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                   Lord Abbett Mid-Cap Value P Class-543919401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           10,929    $            8,730                      857
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           10,929
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           10,929                12,229     $               0.89
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
  Total                             $           10,929                12,229
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 53
Mortality & expense charges                                                                      (150)
                                                                                 --------------------
Net investment income (loss)                                                                      (97)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (705)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,722
                                                                                 --------------------
Net gain (loss)                                                                                 4,017
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,920
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (97)  $                 59
Net realized gain (loss)                                                  (705)                (1,779)
Realized gain distributions                                                  -                    372
Net change in unrealized appreciation (depreciation)                     4,722                   (829)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        3,920                 (2,177)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                29,550                   (196)
Cost of units redeemed                                                 (27,925)                  (797)
                                                             -----------------   --------------------
Increase (decrease)                                                      1,625                   (993)
                                                             -----------------   --------------------
Net increase (decrease)                                                  5,545                 (3,170)
Net assets, beginning                                                    5,384                  8,554
                                                             -----------------   --------------------
Net assets, ending                                           $          10,929                  5,384
                                                             =================   ====================
Units sold                                                              43,492                  4,825
Units redeemed                                                         (38,797)                (4,435)
                                                             -----------------   --------------------
Net increase (decrease)                                                  4,695                    390
Units outstanding, beginning                                             7,534                  7,144
                                                             -----------------   --------------------
Units outstanding, ending                                               12,229                  7,534
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             38,531
Cost of units redeemed                                                                        (29,794)
Account charges                                                                                     -
Net investment income (loss)                                                                      (61)
Net realized gain (loss)                                                                       (2,481)
Realized gain distributions                                                                     2,535
Net change in unrealized appreciation (depreciation)                                            2,199
                                                                                 --------------------
                                                                                 $             10,929
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89           12     $       11          1.25%          25.1%
12/31/08          0.71            8              5          1.25%         -40.3%
12/31/07          1.20            7              9          1.25%          -0.8%
12/31/06          1.21            5              7          1.25%          10.8%
12/31/05          1.09            2              2          1.25%           6.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          1.00%          25.4%
12/31/08          0.72            0              0          1.00%         -40.2%
12/31/07          1.21            0              0          1.00%          -0.6%
12/31/06          1.21            0              0          1.00%          11.1%
12/31/05          1.09            0     0        0          1.00%           7.1%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          25.7%
12/31/08          0.73            0              0          0.75%         -40.0%
12/31/07          1.22            0              0          0.75%          -0.3%
12/31/06          1.22            0              0          0.75%          11.4%
12/31/05          1.10            0     0        0          0.75%           7.4%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.50%          26.0%
12/31/08          0.74            0              0          0.50%         -39.9%
12/31/07          1.23            0              0          0.50%          -0.1%
12/31/06          1.23            0              0          0.50%          11.6%
12/31/05          1.10            0              0          0.50%           7.6%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.25%          26.3%
12/31/08          0.74            0              0          0.25%         -39.7%
12/31/07          1.23            0              0          0.25%           0.2%
12/31/06          1.23            0              0          0.25%          11.9%
12/31/05          1.10            0              0          0.25%           7.9%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.00%          26.6%
12/31/08          0.75            0              0          0.00%         -39.6%
12/31/07          1.24            0              0          0.00%           0.4%
12/31/06          1.24            0              0          0.00%          12.2%
12/31/05          1.10            0              0          0.00%           8.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.6%
2008              1.8%
2007              1.3%
2006              0.5%
2005              0.6%

                             AUL American Unit Trust
                                   Lord Abbett
                  Lord Abbett Small-Cap Blend P Class-54400M401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,840,511    $        4,512,638                  361,501
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,840,511
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,617,781             4,372,423     $               1.06
Band 100                                             -                     -                     1.07
Band 75                                              -                     -                     1.08
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.11
Band 0                                         222,730               197,992                     1.12
                                    ------------------    ------------------
  Total                             $        4,840,511             4,570,415
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (46,710)
                                                                                 --------------------
Net investment income (loss)                                                                  (46,710)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (270,646)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,189,732
                                                                                 --------------------
Net gain (loss)                                                                               919,086
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            872,376
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (46,710)  $            (27,248)
Net realized gain (loss)                                              (270,646)              (113,984)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,189,732               (733,812)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      872,376               (875,044)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,363,968              3,144,885
Cost of units redeemed                                                (829,308)              (843,488)
                                                             -----------------   --------------------
Increase (decrease)                                                    534,660              2,301,397
                                                             -----------------   --------------------
Net increase (decrease)                                              1,407,036              1,426,353
Net assets, beginning                                                3,433,475              2,007,122
                                                             -----------------   --------------------
Net assets, ending                                           $       4,840,511              3,433,475
                                                             =================   ====================
Units sold                                                           1,631,224              3,426,561
Units redeemed                                                      (1,018,001)              (991,298)
                                                             -----------------   --------------------
Net increase (decrease)                                                613,223              2,435,263
Units outstanding, beginning                                         3,957,192              1,521,929
                                                             -----------------   --------------------
Units outstanding, ending                                            4,570,415              3,957,192
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          7,537,546
Cost of units redeemed                                                                     (2,854,234)
Account charges                                                                                     -
Net investment income (loss)                                                                  (40,014)
Net realized gain (loss)                                                                     (373,991)
Realized gain distributions                                                                   243,331
Net change in unrealized appreciation (depreciation)                                          327,873
                                                                                 --------------------
                                                                                 $          4,840,511
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06        4,372     $    4,618          1.25%          22.0%
12/31/08          0.87        3,790          3,281          1.25%         -34.2%
12/31/07          1.32        1,433          1,885          1.25%           8.3%
12/31/06          1.22        1,222          1,485          1.25%           4.8%
12/31/05          1.16          268            311          1.25%          11.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07            0     $        0          1.00%          22.3%
12/31/08          0.87            0              0          1.00%         -34.0%
12/31/07          1.33            0              0          1.00%           8.5%
12/31/06          1.22            0              0          1.00%           4.8%
12/31/05          1.17            0     0        0          1.00%          11.7%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          0.75%          22.6%
12/31/08          0.88            0              0          0.75%         -33.9%
12/31/07          1.34            0              0          0.75%           8.8%
12/31/06          1.23            0              0          0.75%           5.1%
12/31/05          1.17            0     0        0          0.75%          12.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.50%          22.9%
12/31/08          0.89            0              0          0.50%         -33.7%
12/31/07          1.35            0              0          0.50%           9.1%
12/31/06          1.23            0              0          0.50%           5.3%
12/31/05          1.17            0              0          0.50%          12.2%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.25%          23.2%
12/31/08          0.90            0              0          0.25%         -33.5%
12/31/07          1.36            0              0          0.25%           9.3%
12/31/06          1.24            0              0          0.25%           5.6%
12/31/05          1.17            0              0          0.25%          12.5%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12          198     $      223          0.00%          23.5%
12/31/08          0.91          168            153          0.00%         -33.4%
12/31/07          1.37           89            122          0.00%           9.6%
12/31/06          1.25           19             24          0.00%           5.9%
12/31/05          1.18            0              0          0.00%          12.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              3.8%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                  Lord Abbett Small-Cap Value P Class-543913867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          210,826    $          221,736                    8,549
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          210,826
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          210,826               162,364     $               1.30
Band 100                                             -                     -                     1.31
Band 75                                              -                     -                     1.33
Band 50                                              -                     -                     1.35
Band 25                                              -                     -                     1.37
Band 0                                               -                     -                     1.38
                                    ------------------    ------------------
  Total                             $          210,826               162,364
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                    (1,962)
                                                                                 --------------------
Net investment income (loss)                                                                   (1,962)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,972)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           53,464
                                                                                 --------------------
Net gain (loss)                                                                                45,492
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             43,530
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (1,962)  $             (1,790)
Net realized gain (loss)                                                (7,972)                (6,297)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    53,464                (50,281)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       43,530                (58,368)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                50,346                 51,774
Cost of units redeemed                                                 (15,615)               (11,287)
                                                             -----------------   --------------------
Increase (decrease)                                                     34,731                 40,487
                                                             -----------------   --------------------
Net increase (decrease)                                                 78,261                (17,881)
Net assets, beginning                                                  132,565                150,446
                                                             -----------------   --------------------
Net assets, ending                                           $         210,826                132,565
                                                             =================   ====================
Units sold                                                              46,502                 41,880
Units redeemed                                                         (14,791)               (12,042)
                                                             -----------------   --------------------
Net increase (decrease)                                                 31,711                 29,838
Units outstanding, beginning                                           130,653                100,815
                                                             -----------------   --------------------
Units outstanding, ending                                              162,364                130,653
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            324,271
Cost of units redeemed                                                                       (137,626)
Account charges                                                                                     -
Net investment income (loss)                                                                   (2,791)
Net realized gain (loss)                                                                       (4,525)
Realized gain distributions                                                                    42,407
Net change in unrealized appreciation (depreciation)                                          (10,910)
                                                                                 --------------------
                                                                                 $            210,826
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30          162     $      211          1.25%          28.0%
12/31/08          1.01          131            133          1.25%         -32.0%
12/31/07          1.49          101            150          1.25%           8.9%
12/31/06          1.37           99            136          1.25%          19.2%
12/31/05          1.15           65             75          1.25%          11.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          1.00%          28.3%
12/31/08          1.02            0              0          1.00%         -31.8%
12/31/07          1.50            0              0          1.00%           9.1%
12/31/06          1.38            0              0          1.00%          19.1%
12/31/05          1.16            0     0        0          1.00%          12.2%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33            0     $        0          0.75%          28.6%
12/31/08          1.04            0              0          0.75%         -31.7%
12/31/07          1.52            0              0          0.75%           9.4%
12/31/06          1.38            0              0          0.75%          19.4%
12/31/05          1.16            0     0        0          0.75%          12.5%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          0.50%          28.9%
12/31/08          1.05            0              0          0.50%         -31.5%
12/31/07          1.53            0              0          0.50%           9.7%
12/31/06          1.39            0              0          0.50%          19.7%
12/31/05          1.16            0              0          0.50%          12.7%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37            0     $        0          0.25%          29.3%
12/31/08          1.06            0              0          0.25%         -31.3%
12/31/07          1.54            0              0          0.25%          10.0%
12/31/06          1.40            0              0          0.25%          20.0%
12/31/05          1.17            0              0          0.25%          13.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.00%          29.6%
12/31/08          1.07            0              0          0.00%         -31.2%
12/31/07          1.55            0              0          0.00%          10.2%
12/31/06          1.41            0              0          0.00%          20.3%
12/31/05          1.17            0              0          0.00%          13.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.1%
2007              3.2%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                Lord Abbett Developing Growth R3 Class-544006802

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          116,608    $          115,509                    7,498
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          116,608
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          116,608               152,060     $               0.77
Band 100                                             -                     -                     0.77
Band 75                                              -                     -                     0.78
Band 50                                              -                     -                     0.78
Band 25                                              -                     -                     0.78
Band 0                                               -                     -                     0.79
                                    ------------------    ------------------
  Total                             $          116,608               152,060
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (308)
                                                                                 --------------------
Net investment income (loss)                                                                     (308)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,208
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,397
                                                                                 --------------------
Net gain (loss)                                                                                13,605
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             13,297
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (308)  $                (51)
Net realized gain (loss)                                                10,208                   (772)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     3,397                 (2,298)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       13,297                 (3,121)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               170,639                 21,713
Cost of units redeemed                                                 (79,276)                (6,644)
                                                             -----------------   --------------------
Increase (decrease)                                                     91,363                 15,069
                                                             -----------------   --------------------
Net increase (decrease)                                                104,660                 11,948
Net assets, beginning                                                   11,948                      -
                                                             -----------------   --------------------
Net assets, ending                                           $         116,608                 11,948
                                                             =================   ====================
Units sold                                                             324,642                 36,680
Units redeemed                                                        (195,176)               (14,086)
                                                             -----------------   --------------------
Net increase (decrease)                                                129,466                 22,594
Units outstanding, beginning                                            22,594                      -
                                                             -----------------   --------------------
Units outstanding, ending                                              152,060                 22,594
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            192,352
Cost of units redeemed                                                                        (85,920)
Account charges                                                                                     -
Net investment income (loss)                                                                     (359)
Net realized gain (loss)                                                                        9,436
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,099
                                                                                 --------------------
                                                                                 $            116,608
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77          152     $      117          1.25%          45.0%
12/31/08          0.53           23             12          1.25%         -48.2%
12/31/07          1.02            0              0          1.25%           2.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          1.00%          45.4%
12/31/08          0.53            0              0          1.00%         -48.1%
12/31/07          1.02            0              0          1.00%           2.2%
11/12/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.75%          45.7%
12/31/08          0.53            0              0          0.75%         -48.0%
12/31/07          1.02            0              0          0.75%           2.2%
11/12/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.50%          46.1%
12/31/08          0.53            0              0          0.50%         -47.8%
12/31/07          1.02            0              0          0.50%           2.2%
11/12/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.25%          46.5%
12/31/08          0.53            0              0          0.25%         -47.7%
12/31/07          1.02            0              0          0.25%           2.3%
11/12/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.00%          46.8%
12/31/08          0.54            0              0          0.00%         -47.6%
12/31/07          1.02            0              0          0.00%           2.3%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
               Lord Abbett Growth Opportunities R3 Class-54400R806

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,175    $            2,040                      118
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,175
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,175                 2,434     $               0.89
Band 100                                             -                     -                     0.90
Band 75                                              -                     -                     0.90
Band 50                                              -                     -                     0.91
Band 25                                              -                     -                     0.91
Band 0                                               -                     -                     0.92
                                    ------------------    ------------------
  Total                             $            2,175                 2,434
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                        (3)
                                                                                 --------------------
Net investment income (loss)                                                                       (3)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              136
                                                                                 --------------------
Net gain (loss)                                                                                   136
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                133
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              (3)  $                  -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      2
Net change in unrealized appreciation (depreciation)                       136                     (1)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                          133                      1
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 1,999                     42
Cost of units redeemed                                                       -                      -
                                                             -----------------   --------------------
Increase (decrease)                                                      1,999                     42
                                                             -----------------   --------------------
Net increase (decrease)                                                  2,132                     43
Net assets, beginning                                                       43                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           2,175                     43
                                                             =================   ====================
Units sold                                                               2,365                     69
Units redeemed                                                               -                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                  2,365                     69
Units outstanding, beginning                                                69                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                2,434                     69
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              2,041
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                       (3)
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         2
Net change in unrealized appreciation (depreciation)                                              135
                                                                                 --------------------
                                                                                 $              2,175
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            2     $        2          1.25%          43.5%
12/31/08          0.62            0              0          1.25%         -39.1%
12/31/07          1.02            0              0          1.25%           2.3%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          1.00%          43.8%
12/31/08          0.62            0              0          1.00%         -39.0%
12/31/07          1.02            0              0          1.00%           2.3%
11/12/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.75%          44.2%
12/31/08          0.63            0              0          0.75%         -38.8%
12/31/07          1.02            0              0          0.75%           2.3%
11/12/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.50%          44.6%
12/31/08          0.63            0              0          0.50%         -38.6%
12/31/07          1.02            0              0          0.50%           2.4%
11/12/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          0.25%          44.9%
12/31/08          0.63            0              0          0.25%         -38.5%
12/31/07          1.02            0              0          0.25%           2.4%
11/12/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.00%          45.3%
12/31/08          0.63            0              0          0.00%         -38.3%
12/31/07          1.02            0              0          0.00%           2.4%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                 Lord Abbett Small-Cap Value R3 Class-543913719

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,109    $            1,091                       44
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,109
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            1,109                   880     $               1.26
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
  Total                             $            1,109                   880
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               18
                                                                                 --------------------
Net gain (loss)                                                                                    18
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 18
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               18
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                  18
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                        1,133
Cost of units redeemed                                                                            (42)
                                                                                 --------------------
Increase (decrease)                                                                             1,091
                                                                                 --------------------
Net increase (decrease)                                                                         1,109
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $              1,109
                                                                                 ====================
Units sold                                                                                        917
Units redeemed                                                                                    (37)
                                                                                 --------------------
Net increase (decrease)                                                                           880
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                         880
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              1,133
Cost of units redeemed                                                                            (42)
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               18
                                                                                 --------------------
                                                                                 $              1,109
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            1     $        1          1.25%          26.1%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          26.3%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          26.5%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          26.7%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     0        0          0.25%          26.9%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     0        0          0.00%          27.1%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                 Lord Abbett Small-Cap Blend R3 Class-54400M807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $               50    $               48                        3
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $               50
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $               50                    41     $               1.22
Band 100                                             -                     -                     1.22
Band 75                                              -                     -                     1.22
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
  Total                             $               50                    41
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                2
                                                                                 --------------------
Net gain (loss)                                                                                     2
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  2
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                2
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   2
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                           49
Cost of units redeemed                                                                             (1)
                                                                                 --------------------
Increase (decrease)                                                                                48
                                                                                 --------------------
Net increase (decrease)                                                                            50
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                 50
                                                                                 ====================
Units sold                                                                                         42
Units redeemed                                                                                     (1)
                                                                                 --------------------
Net increase (decrease)                                                                            41
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                          41
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                 49
Cost of units redeemed                                                                             (1)
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                2
                                                                                 --------------------
                                                                                 $                 50
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.25%          21.9%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.00%          22.1%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.75%          22.3%
05/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.50%          22.5%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     0        0          0.25%          22.7%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     0        0          0.00%          22.9%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
            Lord Abbett Mid-Cap Value R3 Class-543919807 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.28
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.29
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 05/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          1.25%          28.4%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          28.7%
05/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          28.9%
05/01/09          1.00            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.50%          29.1%
05/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.25%          29.3%
05/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          29.5%
05/01/09          1.00            0              0          0.00%           0.0%


Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
             Lord Abbett Classic Stock A Class-543913107 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.6%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.7%
12/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.7%
12/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.7%
12/01/09          1.00            0              0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           1.7%
12/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           1.7%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
            Lord Abbett Classic Stock R3 Class-543913743 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.04
Band 100                                             -                     -                     1.04
Band 75                                              -                     -                     1.04
Band 50                                              -                     -                     1.04
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          1.25%           3.6%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          1.00%           3.6%
12/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.75%           3.6%
12/01/09          1.00            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.50%           3.7%
12/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.25%           3.7%
12/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0         0.00%           3.7%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
          Lord Abbett Value Opportunities A Class-54400A100 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           2.2%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           2.2%
12/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           2.2%
12/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           2.2%
12/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           2.3%
12/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           2.3%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Lord Abbett
         Lord Abbett Value Opportunities R3 Class-54400A803 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.8%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.8%
12/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.8%
12/01/09          1.00            0              0          0.75%           0.0%

                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.8%
12/01/09          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           1.8%
12/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           1.8%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                               Manning and Napier
        Manning & Napier Pro-Blend Moderate Term Series A Class-563821776

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          474,263    $          462,010                   39,687
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          474,263
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          474,263               463,779     $               1.02
Band 100                                             -                     -                     1.03
Band 75                                              -                     -                     1.04
Band 50                                              -                     -                     1.05
Band 25                                              -                     -                     1.06
Band 0                                               -                     -                     1.06
                                    ------------------    ------------------
  Total                             $          474,263               463,779
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,086
Mortality & expense charges                                                                    (2,508)
                                                                                 --------------------
Net investment income (loss)                                                                    1,578
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (4,019)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           37,163
                                                                                 --------------------
Net gain (loss)                                                                                33,144
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             34,722
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           1,578   $                716
Net realized gain (loss)                                                (4,019)                  (174)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    37,163                (19,691)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       34,722                (19,149)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               361,048                 43,709
Cost of units redeemed                                                 (25,352)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                    335,696                 43,709
                                                             -----------------   --------------------
Net increase (decrease)                                                370,418                 24,560
Net assets, beginning                                                  103,845                 79,285
                                                             -----------------   --------------------
Net assets, ending                                           $         474,263                103,845
                                                             =================   ====================
Units sold                                                             369,790                 45,891
Units redeemed                                                         (25,260)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                344,530                 45,891
Units outstanding, beginning                                           119,249                 73,358
                                                             -----------------   --------------------
Units outstanding, ending                                              463,779                119,249
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            483,181
Cost of units redeemed                                                                        (25,606)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,935
Net realized gain (loss)                                                                       (4,185)
Realized gain distributions                                                                     5,685
Net change in unrealized appreciation (depreciation)                                           12,253
                                                                                 --------------------
                                                                                 $            474,263
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02          464     $      474          1.25%          17.4%
12/31/08          0.87          119            104          1.25%         -19.4%
12/31/07          1.08           73             79          1.25%           5.0%
12/31/06          1.03            0              0          1.25%           2.9%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          1.00%          17.7%
12/31/08          0.88            0              0          1.00%         -19.2%
12/31/07          1.08            0              0          1.00%           5.3%
12/31/06          1.03            0              0          1.00%           3.0%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.75%          18.0%
12/31/08          0.88            0              0          0.75%         -19.0%
12/31/07          1.09            0              0          0.75%           5.5%
12/31/06          1.03            0              0          0.75%           3.0%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05            0     $        0          0.50%          18.3%
12/31/08          0.89            0              0          0.50%         -18.8%
12/31/07          1.09            0              0          0.50%           5.8%
12/31/06          1.03            0              0          0.50%           3.1%
10/23/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            0     $        0          0.25%          18.6%
12/31/08          0.89            0              0          0.25%         -18.6%
12/31/07          1.09            0              0          0.25%           6.1%
12/31/06          1.03            0              0          0.25%           3.1%
10/23/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            0     $        0          0.00%          18.9%
12/31/08          0.89            0              0          0.00%         -18.4%
12/31/07          1.10            0              0          0.00%           6.3%
12/31/06          1.03            0              0          0.00%           3.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.4%
2008              2.0%
2007              2.5%
2006              0.0%

                             AUL American Unit Trust
                               Manning and Napier
        Manning & Napier Pro-Blend Extended Term Series A Class-563821768

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          287,614    $          277,749                   20,676
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          287,614
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          287,614               290,859     $               0.99
Band 100                                             -                     -                     1.00
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
  Total                             $          287,614               290,859
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,659
Mortality & expense charges                                                                    (2,446)
                                                                                 --------------------
Net investment income (loss)                                                                      213
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,838)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           54,491
                                                                                 --------------------
Net gain (loss)                                                                                44,653
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             44,866
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             213   $                795
Net realized gain (loss)                                                (9,838)               (18,911)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    54,491                (29,711)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       44,866                (47,827)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               159,801                 27,735
Cost of units redeemed                                                 (23,568)               (36,564)
                                                             -----------------   --------------------
Increase (decrease)                                                    136,233                 (8,829)
                                                             -----------------   --------------------
Net increase (decrease)                                                181,099                (56,656)
Net assets, beginning                                                  106,515                163,171
                                                             -----------------   --------------------
Net assets, ending                                           $         287,614                106,515
                                                             =================   ====================
Units sold                                                             185,511                 28,691
Units redeemed                                                         (26,917)               (45,884)
                                                             -----------------   --------------------
Net increase (decrease)                                                158,594                (17,193)
Units outstanding, beginning                                           132,265                149,458
                                                             -----------------   --------------------
Units outstanding, ending                                              290,859                132,265
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            350,307
Cost of units redeemed                                                                        (61,574)
Account charges                                                                                     -
Net investment income (loss)                                                                    1,674
Net realized gain (loss)                                                                      (28,723)
Realized gain distributions                                                                    16,065
Net change in unrealized appreciation (depreciation)                                            9,865
                                                                                 --------------------
                                                                                 $            287,614
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99          291     $      288          1.25%          22.8%
12/31/08          0.81          132            107          1.25%         -26.2%
12/31/07          1.09          149            163          1.25%           5.6%
12/31/06          1.03            0              0          1.25%           3.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          1.00%          23.1%
12/31/08          0.81            0              0          1.00%         -26.1%
12/31/07          1.09            0              0          1.00%           5.9%
12/31/06          1.03            0              0          1.00%           3.4%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          23.4%
12/31/08          0.81            0              0          0.75%         -25.9%
12/31/07          1.10            0              0          0.75%           6.1%
12/31/06          1.03            0              0          0.75%           3.5%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.50%          23.7%
12/31/08          0.82            0              0          0.50%         -25.7%
12/31/07          1.10            0              0          0.50%           6.4%
12/31/06          1.04            0              0          0.50%           3.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%          24.0%
12/31/08          0.82            0              0          0.25%         -25.5%
12/31/07          1.10            0              0          0.25%           6.7%
12/31/06          1.04            0              0          0.25%           3.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%          24.3%
12/31/08          0.83            0              0          0.00%         -25.3%
12/31/07          1.11            0              0          0.00%           6.9%
12/31/06          1.04            0              0          0.00%           3.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              2.0%
2007              1.7%
2006              0.0%

                             AUL American Unit Trust
                               Manning and Napier
      Manning & Napier Pro-Blend Conservative Term Series A Class-563821651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           23,555    $           23,053                    1,913
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           23,555
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           23,555                21,385     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.15
                                    ------------------    ------------------
  Total                             $           23,555                21,385
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                245
Mortality & expense charges                                                                       (94)
                                                                                 --------------------
Net investment income (loss)                                                                      151
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           11
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              566
                                                                                 --------------------
Net gain (loss)                                                                                   577
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                728
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             151   $                 13
Net realized gain (loss)                                                    11                     (1)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       566                    (55)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                          728                    (43)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                22,579                  1,050
Cost of units redeemed                                                  (1,023)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     21,556                  1,050
                                                             -----------------   --------------------
Net increase (decrease)                                                 22,284                  1,007
Net assets, beginning                                                    1,271                    264
                                                             -----------------   --------------------
Net assets, ending                                           $          23,555                  1,271
                                                             =================   ====================
Units sold                                                              21,094                  1,018
Units redeemed                                                            (973)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 20,121                  1,018
Units outstanding, beginning                                             1,264                    246
                                                             -----------------   --------------------
Units outstanding, ending                                               21,385                  1,264
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             23,891
Cost of units redeemed                                                                         (1,023)
Account charges                                                                                     -
Net investment income (loss)                                                                      167
Net realized gain (loss)                                                                           10
Realized gain distributions                                                                         8
Net change in unrealized appreciation (depreciation)                                              502
                                                                                 --------------------
                                                                                 $             23,555
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10           21     $       24          1.25%           9.6%
12/31/08          1.01            1              1          1.25%          -6.2%
12/31/07          1.07            0              0          1.25%           5.1%
12/31/06          1.02            0              0          1.25%           2.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          1.00%           9.8%
12/31/08          1.01            0              0          1.00%          -6.0%
12/31/07          1.08            0              0          1.00%           5.4%
12/31/06          1.02            0              0          1.00%           2.0%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.75%          10.1%
12/31/08          1.02            0              0          0.75%          -5.7%
12/31/07          1.08            0              0          0.75%           5.7%
12/31/06          1.02            0              0          0.75%           2.0%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.50%          10.4%
12/31/08          1.02            0              0          0.50%          -5.5%
12/31/07          1.08            0              0          0.50%           5.9%
12/31/06          1.02            0              0          0.50%           2.1%
10/23/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.25%          10.7%
12/31/08          1.03            0              0          0.25%          -5.3%
12/31/07          1.08            0              0          0.25%           6.2%
12/31/06          1.02            0              0          0.25%           2.1%
10/23/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.00%          10.9%
12/31/08          1.03            0              0          0.00%          -5.0%
12/31/07          1.09            0              0          0.00%           6.5%
12/31/06          1.02            0              0          0.00%           2.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.0%
2008              2.7%
2007              3.0%
2006              0.0%

                             AUL American Unit Trust
                               Manning and Napier
        Manning & Napier Pro-Blend Maximum Term Series A Class-563821594

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           63,416    $           52,674                    4,370
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           63,416
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           63,416                67,929     $               0.93
Band 100                                             -                     -                     0.94
Band 75                                              -                     -                     0.95
Band 50                                              -                     -                     0.96
Band 25                                              -                     -                     0.96
Band 0                                               -                     -                     0.97
                                    ------------------    ------------------
  Total                             $           63,416                67,929
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                135
Mortality & expense charges                                                                      (436)
                                                                                 --------------------
Net investment income (loss)                                                                     (301)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (506)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,596
                                                                                 --------------------
Net gain (loss)                                                                                12,090
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,789
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (301)  $                 23
Net realized gain (loss)                                                  (506)                    (9)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    12,596                 (1,854)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       11,789                 (1,840)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                47,467                  9,120
Cost of units redeemed                                                  (3,120)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     44,347                  9,120
                                                             -----------------   --------------------
Net increase (decrease)                                                 56,136                  7,280
Net assets, beginning                                                    7,280                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          63,416                  7,280
                                                             =================   ====================
Units sold                                                              61,045                 10,482
Units redeemed                                                          (3,598)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 57,447                 10,482
Units outstanding, beginning                                            10,482                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               67,929                 10,482
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             56,587
Cost of units redeemed                                                                         (3,120)
Account charges                                                                                     -
Net investment income (loss)                                                                     (278)
Net realized gain (loss)                                                                         (515)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           10,742
                                                                                 --------------------
                                                                                 $             63,416
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93           68     $       63          1.25%          34.4%
12/31/08          0.69           10              7          1.25%         -36.2%
12/31/07          1.09            0              0          1.25%           4.7%
12/31/06          1.04            0              0          1.25%           4.0%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          1.00%          34.8%
12/31/08          0.70            0              0          1.00%         -36.0%
12/31/07          1.09            0              0          1.00%           4.9%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.75%          35.1%
12/31/08          0.70            0              0          0.75%         -35.9%
12/31/07          1.10            0              0          0.75%           5.2%
12/31/06          1.04            0              0          0.75%           4.1%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.50%          35.4%
12/31/08          0.71            0              0          0.50%         -35.7%
12/31/07          1.10            0              0          0.50%           5.5%
12/31/06          1.04            0              0          0.50%           4.1%
10/23/06          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          0.25%          35.8%
12/31/08          0.71            0              0          0.25%         -35.6%
12/31/07          1.10            0              0          0.25%           5.7%
12/31/06          1.04            0              0          0.25%           4.2%
10/23/06          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.00%          36.1%
12/31/08          0.71            0              0          0.00%         -35.4%
12/31/07          1.11            0              0          0.00%           6.0%
12/31/06          1.04            0              0          0.00%           4.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%
2008              2.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                    Marshall
                       Marshall Small-Cap Growth-572353829

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           24,369    $           20,327                    1,738
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           24,369
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           24,369                30,179     $               0.81
Band 100                                             -                     -                     0.81
Band 75                                              -                     -                     0.82
Band 50                                              -                     -                     0.82
Band 25                                              -                     -                     0.82
Band 0                                               -                     -                     0.83
                                    ------------------    ------------------
  Total                             $           24,369                30,179
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (158)
                                                                                 --------------------
Net investment income (loss)                                                                     (158)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          (44)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,309
                                                                                 --------------------
Net gain (loss)                                                                                 5,265
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,107
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (158)  $                (22)
Net realized gain (loss)                                                   (44)                    (9)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,309                 (1,267)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        5,107                 (1,298)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                12,768                  8,175
Cost of units redeemed                                                    (383)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     12,385                  8,175
                                                             -----------------   --------------------
Net increase (decrease)                                                 17,492                  6,877
Net assets, beginning                                                    6,877                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          24,369                  6,877
                                                             =================   ====================
Units sold                                                              18,296                 12,348
Units redeemed                                                            (465)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 17,831                 12,348
Units outstanding, beginning                                            12,348                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               30,179                 12,348
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             20,943
Cost of units redeemed                                                                           (383)
Account charges                                                                                     -
Net investment income (loss)                                                                     (180)
Net realized gain (loss)                                                                          (53)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,042
                                                                                 --------------------
                                                                                 $             24,369
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81           30     $       24          1.25%          45.0%
12/31/08          0.56           12              7          1.25%         -43.2%
12/31/07          0.98            0              0          1.25%          -1.9%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          1.00%          45.3%
12/31/08          0.56            0              0          1.00%         -43.1%
12/31/07          0.98            0              0          1.00%          -1.9%
11/12/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.75%          45.7%
12/31/08          0.56            0              0          0.75%         -42.9%
12/31/07          0.98            0              0          0.75%          -1.8%
11/12/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.50%          46.1%
12/31/08          0.56            0              0          0.50%         -42.8%
12/31/07          0.98            0              0          0.50%          -1.8%
11/12/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.25%          46.4%
12/31/08          0.56            0              0          0.25%         -42.6%
12/31/07          0.98            0              0          0.25%          -1.8%
11/12/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.00%          46.8%
12/31/08          0.56            0              0          0.00%         -42.5%
12/31/07          0.98            0              0          0.00%          -1.7%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                    Marshall
                        Marshall Mid-Cap Value-572353860

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,556    $            3,988                      433
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,556
                                    ==================

>                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,556                 5,438     $               0.84
Band 100                                             -                     -                     0.84
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.86
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
  Total                             $            4,556                 5,438
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 27
Mortality & expense charges                                                                       (21)
                                                                                 --------------------
Net investment income (loss)                                                                        6
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              568
                                                                                 --------------------
Net gain (loss)                                                                                   571
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                577
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               6   $                  -
Net realized gain (loss)                                                     3                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       568                      -
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                          577                      -
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 3,979                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------   --------------------
Increase (decrease)                                                      3,979                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                  4,556                      -
Net assets, beginning                                                        -                      -
                                                             -----------------   --------------------
Net assets, ending                                           $           4,556                      -
                                                             =================   ====================
Units sold                                                               5,438                      -
Units redeemed                                                               -                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                  5,438                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------   --------------------
Units outstanding, ending                                                5,438                      -
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              3,979
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        6
Net realized gain (loss)                                                                            3
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              568
                                                                                 --------------------
                                                                                 $              4,556
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            5     $        5          1.25%          34.9%
12/31/08          0.62            0              0          1.25%         -37.9%
12/31/07          1.00            0              0          1.25%           0.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          1.00%          35.3%
12/31/08          0.62            0              0          1.00%         -37.8%
12/31/07          1.00            0              0          1.00%           0.1%
11/12/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          35.6%
12/31/08          0.62            0              0          0.75%         -37.6%
12/31/07          1.00            0              0          0.75%           0.1%
11/12/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          36.0%
12/31/08          0.63            0              0          0.50%         -37.5%
12/31/07          1.00            0              0          0.50%           0.2%
11/12/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.25%          36.3%
12/31/08          0.63            0              0          0.25%         -37.3%
12/31/07          1.00            0              0          0.25%           0.2%
11/12/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          36.6%
12/31/08          0.63            0              0          0.00%         -37.2%
12/31/07          1.00            0              0          0.00%           0.2%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.2%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                    Marshall
                        Marshall Mid-Cap Growth-572353878

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           19,850    $           17,720                    1,380
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           19,850
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           19,850                24,951     $               0.80
Band 100                                             -                     -                     0.80
Band 75                                              -                     -                     0.80
Band 50                                              -                     -                     0.81
Band 25                                              -                     -                     0.81
Band 0                                               -                     -                     0.82
                                    ------------------    ------------------
  Total                             $           19,850                24,951
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (121)
                                                                                 --------------------
Net investment income (loss)                                                                     (121)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,839
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,130
                                                                                 --------------------
Net gain (loss)                                                                                 4,969
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,848
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (121)  $                  -
Net realized gain (loss)                                                 2,839                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,130                      -
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        4,848                      -
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                41,176                      -
Cost of units redeemed                                                 (26,174)                     -
                                                             -----------------   --------------------
Increase (decrease)                                                     15,002                      -
                                                             -----------------   --------------------
Net increase (decrease)                                                 19,850                      -
Net assets, beginning                                                        -                      -
                                                             -----------------   --------------------
Net assets, ending                                           $          19,850                      -
                                                             =================   ====================
Units sold                                                              59,520                      -
Units redeemed                                                         (34,569)                     -
                                                             -----------------   --------------------
Net increase (decrease)                                                 24,951                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------   --------------------
Units outstanding, ending                                               24,951                      -
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             41,176
Cost of units redeemed                                                                        (26,174)
Account charges                                                                                     -
Net investment income (loss)                                                                     (121)
Net realized gain (loss)                                                                        2,839
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,130
                                                                                 --------------------
                                                                                 $             19,850
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80           25     $       20          1.25%          32.0%
12/31/08          0.60            0              0          1.25%         -41.3%
12/31/07          1.03            0              0          1.25%           2.6%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          1.00%          32.3%
12/31/08          0.60            0              0          1.00%         -41.1%
12/31/07          1.03            0              0          1.00%           2.7%
11/12/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.80            0     $        0          0.75%          32.6%
12/31/08          0.61            0              0          0.75%         -41.0%
12/31/07          1.03            0              0          0.75%           2.7%
11/12/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.50%          33.0%
12/31/08          0.61            0              0          0.50%         -40.8%
12/31/07          1.03            0              0          0.50%           2.7%
11/12/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81            0     $        0          0.25%          33.3%
12/31/08          0.61            0              0          0.25%         -40.7%
12/31/07          1.03            0              0          0.25%           2.8%
11/12/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          0.00%          33.6%
12/31/08          0.61            0              0          0.00%         -40.5%
12/31/07          1.03            0              0          0.00%           2.8%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                       MFS
                MFS International New Discovery A Class-552981888

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,702,744    $        6,482,984                  314,720
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,702,744
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,702,744             2,923,739     $               1.95
Band 100                                             -                     -                     1.98
Band 75                                              -                     -                     2.01
Band 50                                              -                     -                     2.04
Band 25                                              -                     -                     2.08
Band 0                                               -                     -                     2.14
                                    ------------------    ------------------
  Total                             $        5,702,744             2,923,739
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             61,351
Mortality & expense charges                                                                   (44,699)
                                                                                 --------------------
Net investment income (loss)                                                                   16,652
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (294,649)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,638,528
                                                                                 --------------------
Net gain (loss)                                                                             1,343,879
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,360,531
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          16,652   $              5,032
Net realized gain (loss)                                              (294,649)              (251,922)
Realized gain distributions                                                  -                179,148
Net change in unrealized appreciation (depreciation)                 1,638,528             (1,887,837)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    1,360,531             (1,955,579)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             2,366,331              1,329,547
Cost of units redeemed                                                (592,735)            (1,440,694)
                                                             -----------------   --------------------
Increase (decrease)                                                  1,773,596               (111,147)
                                                             -----------------   --------------------
Net increase (decrease)                                              3,134,127             (2,066,726)
Net assets, beginning                                                2,568,617              4,635,343
                                                             -----------------   --------------------
Net assets, ending                                           $       5,702,744              2,568,617
                                                             =================   ====================
Units sold                                                           1,413,686                764,008
Units redeemed                                                        (407,186)              (760,419)
                                                             -----------------   --------------------
Net increase (decrease)                                              1,006,500                  3,589
Units outstanding, beginning                                         1,917,239              1,913,650
                                                             -----------------   --------------------
Units outstanding, ending                                            2,923,739              1,917,239
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         11,157,706
Cost of units redeemed                                                                     (6,382,320)
Account charges                                                                                     -
Net investment income (loss)                                                                  (16,897)
Net realized gain (loss)                                                                      182,916
Realized gain distributions                                                                 1,541,579
Net change in unrealized appreciation (depreciation)                                         (780,240)
                                                                                 --------------------
                                                                                 $          5,702,744
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.95        2,924     $    5,703          1.25%          45.6%
12/31/08          1.34        1,917          2,569          1.25%         -44.7%
12/31/07          2.42        1,914          4,635          1.25%           7.5%
12/31/06          2.25        1,902          4,285          1.25%          25.2%
12/31/05          1.80        1,076          1,936          1.25%          19.2%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.98            0     $        0          1.00%          46.0%
12/31/08          1.36            0              0          1.00%         -44.6%
12/31/07          2.45            0              0          1.00%           7.8%
12/31/06          2.27            0              0          1.00%          25.6%
12/31/05          1.81            0     0        0          1.00%          19.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.01            0     $        0          0.75%          46.3%
12/31/08          1.38            0              0          0.75%         -44.4%
12/31/07          2.47            0              0          0.75%           8.1%
12/31/06          2.29            0              0          0.75%          25.9%
12/31/05          1.82            0     0        0          0.75%          19.3%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.04            0     $        0          0.50%          46.7%
12/31/08          1.39            0              0          0.50%         -44.3%
12/31/07          2.50            0              0          0.50%           8.3%
12/31/06          2.31            0              0          0.50%          26.2%
12/31/05          1.83            0              0          0.50%          19.6%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.08            0     $        0          0.25%          47.0%
12/31/08          1.41            0              0          0.25%         -44.1%
12/31/07          2.53            0              0          0.25%           8.6%
12/31/06          2.33            0              0          0.25%          26.5%
12/31/05          1.84            0              0          0.25%          19.8%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.14            0     $        0          0.00%          47.4%
12/31/08          1.45            0              0          0.00%         -44.0%
12/31/07          2.60            0              0          0.00%           8.9%
12/31/06          2.39            0              0          0.00%          26.8%
12/31/05          1.88            0              0          0.00%          20.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%
2008              1.4%
2007              0.9%
2006              1.0%
2005              0.7%

                             AUL American Unit Trust
                                       MFS
                      MFS Mid-Cap Growth A Class-552987703

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            7,839    $            8,585                    1,102
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            7,839
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            7,839                 9,553     $               0.82
Band 100                                             -                     -                     0.83
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.90
                                    ------------------    ------------------
  Total                             $            7,839                 9,553
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (69)
                                                                                 --------------------
Net investment income (loss)                                                                      (69)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (361)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,452
                                                                                 --------------------
Net gain (loss)                                                                                 2,091
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,022
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (69)  $               (233)
Net realized gain (loss)                                                  (361)                 9,371
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,452                (16,313)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        2,022                 (7,175)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 2,469                (85,577)
Cost of units redeemed                                                    (461)               (28,232)
                                                             -----------------   --------------------
Increase (decrease)                                                      2,008               (113,809)
                                                             -----------------   --------------------
Net increase (decrease)                                                  4,030               (120,984)
Net assets, beginning                                                    3,809                124,793
                                                             -----------------   --------------------
Net assets, ending                                           $           7,839                  3,809
                                                             =================   ====================
Units sold                                                               3,761                  5,400
Units redeemed                                                            (701)              (101,586)
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,060                (96,186)
Units outstanding, beginning                                             6,493                102,679
                                                             -----------------   --------------------
Units outstanding, ending                                                9,553                  6,493
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             88,519
Cost of units redeemed                                                                        (91,183)
Account charges                                                                                     -
Net investment income (loss)                                                                   (3,551)
Net realized gain (loss)                                                                       14,800
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                             (746)
                                                                                 --------------------
                                                                                 $              7,839
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82           10     $        8          1.25%          39.9%
12/31/08          0.59            6              4          1.25%         -51.7%
12/31/07          1.22          103            125          1.25%           8.1%
12/31/06          1.12           77             86          1.25%           1.3%
12/31/05          1.11           62             69          1.25%           0.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          1.00%          40.2%
12/31/08          0.59            0              0          1.00%         -51.6%
12/31/07          1.23            0              0          1.00%           8.4%
12/31/06          1.13            0              0          1.00%           1.2%
12/31/05          1.12            0     0        0          1.00%           1.4%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          40.6%
12/31/08          0.60            0              0          0.75%         -51.5%
12/31/07          1.24            0              0          0.75%           8.7%
12/31/06          1.14            0              0          0.75%           1.4%
12/31/05          1.13            0     0        0          0.75%           1.7%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          40.9%
12/31/08          0.61            0              0          0.50%         -51.4%
12/31/07          1.25            0              0          0.50%           8.9%
12/31/06          1.15            0              0          0.50%           1.7%
12/31/05          1.13            0              0          0.50%           1.9%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          41.3%
12/31/08          0.62            0              0          0.25%         -51.2%
12/31/07          1.27            0              0          0.25%           9.2%
12/31/06          1.16            0              0          0.25%           1.9%
12/31/05          1.14            0              0          0.25%           2.2%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          0.00%          41.6%
12/31/08          0.64            0              0          0.00%         -51.1%
12/31/07          1.30            0              0          0.00%           9.5%
12/31/06          1.19            0              0          0.00%           2.2%
12/31/05          1.16            0              0          0.00%           2.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                       MFS
                           MFS Value A Class-552983801

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,837,098    $        2,775,936                  136,595
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,837,098
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,837,098             2,289,977     $               1.24
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.28
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.32
Band 0                                               -                     -                     1.36
                                    ------------------    ------------------
  Total                             $        2,837,098             2,289,977
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             35,482
Mortality & expense charges                                                                   (23,871)
                                                                                 --------------------
Net investment income (loss)                                                                   11,611
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (64,680)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          526,008
                                                                                 --------------------
Net gain (loss)                                                                               461,328
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            472,939
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          11,611   $              3,517
Net realized gain (loss)                                               (64,680)               (23,743)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   526,008               (466,343)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      472,939               (486,569)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,418,847                696,685
Cost of units redeemed                                                (305,024)              (321,732)
                                                             -----------------   --------------------
Increase (decrease)                                                  1,113,823                374,953
                                                             -----------------   --------------------
Net increase (decrease)                                              1,586,762               (111,616)
Net assets, beginning                                                1,250,336              1,361,952
                                                             -----------------   --------------------
Net assets, ending                                           $       2,837,098              1,250,336
                                                             =================   ====================
Units sold                                                           1,365,968                596,985
Units redeemed                                                        (276,743)              (263,585)
                                                             -----------------   --------------------
Net increase (decrease)                                              1,089,225                333,400
Units outstanding, beginning                                         1,200,752                867,352
                                                             -----------------   --------------------
Units outstanding, ending                                            2,289,977              1,200,752
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          3,573,002
Cost of units redeemed                                                                       (866,721)
Account charges                                                                                     -
Net investment income (loss)                                                                   17,033
Net realized gain (loss)                                                                      (67,927)
Realized gain distributions                                                                   120,549
Net change in unrealized appreciation (depreciation)                                           61,162
                                                                                 --------------------
                                                                                 $          2,837,098
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24        2,290     $    2,837          1.25%          19.0%
12/31/08          1.04        1,201          1,250          1.25%         -33.7%
12/31/07          1.57          867          1,362          1.25%           6.3%
12/31/06          1.48          550            813          1.25%          19.2%
12/31/05          1.24          111            138          1.25%           5.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          19.3%
12/31/08          1.06            0              0          1.00%         -33.5%
12/31/07          1.59            0              0          1.00%           6.5%
12/31/06          1.49            0              0          1.00%          19.5%
12/31/05          1.25            0     0        0          1.00%           4.9%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.75%          19.6%
12/31/08          1.07            0              0          0.75%         -33.4%
12/31/07          1.60            0              0          0.75%           6.8%
12/31/06          1.50            0              0          0.75%          19.8%
12/31/05          1.25            0     0        0          0.75%           5.2%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          19.9%
12/31/08          1.08            0              0          0.50%         -33.2%
12/31/07          1.62            0              0          0.50%           7.1%
12/31/06          1.51            0              0          0.50%          20.1%
12/31/05          1.26            0              0          0.50%           5.5%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32            0     $        0          0.25%          20.2%
12/31/08          1.10            0              0          0.25%         -33.0%
12/31/07          1.64            0              0          0.25%           7.3%
12/31/06          1.53            0              0          0.25%          20.4%
12/31/05          1.27            0              0          0.25%           5.7%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.36            0     $        0          0.00%          20.5%
12/31/08          1.13            0              0          0.00%         -32.8%
12/31/07          1.68            0              0          0.00%           7.6%
12/31/06          1.56            0              0          0.00%          20.7%
12/31/05          1.30            0              0          0.00%           6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              1.5%
2007              1.3%
2006              1.4%
2005              1.9%

                             AUL American Unit Trust
                                       MFS
         MFS International New Discovery R2 Class-552981565 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                 --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                     $                  -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                 --------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                 --------------------
Increase (decrease)                                                                                 -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                 --------------------
Net assets, ending                                                               $                  -
                                                                                 ====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                 --------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                 --------------------
Units outstanding, ending                                                                           -
                                                                                 ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $                  -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
                                                                                 $                  -
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           2.2%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           2.2%
12/01/09          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           2.2%
12/01/09          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           2.2%
12/01/09          1.00            0              0          0.50%           0.0%

                                           BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           2.3%
12/01/09          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           2.3%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                 Neuberger Berman Focus Advisor Class-64122M209

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           28,578    $           28,506                    3,221
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           28,578
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           28,578                30,261     $               0.94
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.97
Band 50                                              -                     -                     0.99
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $           28,578                30,261
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                284
Mortality & expense charges                                                                      (303)
                                                                                 --------------------
Net investment income (loss)                                                                      (19)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,546)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           17,591
                                                                                 --------------------
Net gain (loss)                                                                                 6,045
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,026
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (19)   $              (147)
Net realized gain (loss)                                               (11,546)                (2,271)
Realized gain distributions                                                  -                  2,713
Net change in unrealized appreciation (depreciation)                    17,591                (13,735)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                        6,026                (13,440)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                18,083                 17,687
Cost of units redeemed                                                 (15,696)                (2,752)
                                                             -----------------   --------------------
Increase (decrease)                                                      2,387                 14,935
                                                             -----------------   --------------------
Net increase (decrease)                                                  8,413                  1,495
Net assets, beginning                                                   20,165                 18,670
                                                             -----------------   --------------------
Net assets, ending                                           $          28,578                 20,165
                                                             =================   ====================
Units sold                                                              20,496                 15,322
Units redeemed                                                         (17,345)                (2,850)
                                                             -----------------   --------------------
Net increase (decrease)                                                  3,151                 12,472
Units outstanding, beginning                                            27,110                 14,638
                                                             -----------------   --------------------
Units outstanding, ending                                               30,261                 27,110
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $             61,384
Cost of units redeemed                                                                        (26,241)
Account charges                                                                                     -
Net investment income (loss)                                                                     (337)
Net realized gain (loss)                                                                      (14,467)
Realized gain distributions                                                                     8,167
Net change in unrealized appreciation (depreciation)                                               72
                                                                                 --------------------
                                                                                 $             28,578
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94           30     $       29          1.25%          27.0%
12/31/08          0.74           27             20          1.25%         -41.7%
12/31/07          1.28           15             19          1.25%           4.7%
12/31/06          1.22           12             15          1.25%          10.7%
12/31/05          1.10            1              1          1.25%          -1.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.00%          27.3%
12/31/08          0.75            0              0          1.00%         -41.5%
12/31/07          1.29            0              0          1.00%           5.0%
12/31/06          1.23            0              0          1.00%          10.8%
12/31/05          1.11            0     0        0          1.00%          -1.3%

                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.75%          27.6%
12/31/08          0.76            0              0          0.75%         -41.4%
12/31/07          1.30            0              0          0.75%           5.3%
12/31/06          1.24            0              0          0.75%          11.1%
12/31/05          1.11            0     0        0          0.75%          -1.1%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.50%          27.9%
12/31/08          0.77            0              0          0.50%         -41.2%
12/31/07          1.32            0              0          0.50%           5.5%
12/31/06          1.25            0              0          0.50%          11.4%
12/31/05          1.12            0              0          0.50%          -0.8%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.25%          28.2%
12/31/08          0.78            0              0          0.25%         -41.1%
12/31/07          1.33            0              0          0.25%           5.8%
12/31/06          1.26            0              0          0.25%          11.7%
12/31/05          1.13            0              0          0.25%          -0.6%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%          28.6%
12/31/08          0.79            0              0          0.00%         -40.9%
12/31/07          1.35            0              0          0.00%           6.1%
12/31/06          1.27            0              0          0.00%          12.0%
12/31/05          1.13            0              0          0.00%          -0.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.2%
2008              1.1%
2007              0.5%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                Neuberger Berman Partners Advisor Class-64122M506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,978,568    $        2,695,073                  187,685
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,978,568
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,589,432             2,508,719     $               1.03
Band 100                                        20,436                19,550                     1.05
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.07
Band 25                                              -                     -                     1.09
Band 0                                         368,700               335,343                     1.10
                                    ------------------    ------------------
  Total                             $        2,978,568             2,863,612
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             19,410
Mortality & expense charges                                                                   (27,932)
                                                                                 --------------------
Net investment income (loss)                                                                   (8,522)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (615,914)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,724,278
                                                                                 --------------------
Net gain (loss)                                                                             1,108,364
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,099,842
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (8,522)  $            (21,441)
Net realized gain (loss)                                              (615,914)               (51,060)
Realized gain distributions                                                  -                 27,658
Net change in unrealized appreciation (depreciation)                 1,724,278             (1,646,379)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    1,099,842             (1,691,222)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,081,049              1,419,884
Cost of units redeemed                                              (1,174,660)              (758,322)
                                                             -----------------   --------------------
Increase (decrease)                                                    (93,611)               661,562
                                                             -----------------   --------------------
Net increase (decrease)                                              1,006,231             (1,029,660)
Net assets, beginning                                                1,972,337              3,001,997
                                                             -----------------   --------------------
Net assets, ending                                           $       2,978,568              1,972,337
                                                             =================   ====================

Units sold                                                           2,057,447              1,463,973
Units redeemed                                                      (2,119,380)              (646,930)
                                                             -----------------   --------------------
Net increase (decrease)                                                (61,933)               817,043
Units outstanding, beginning                                         2,925,545              2,108,502
                                                             -----------------   --------------------
Units outstanding, ending                                            2,863,612              2,925,545
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,171,397
Cost of units redeemed                                                                     (3,976,096)
Account charges                                                                                     -
Net investment income (loss)                                                                  (74,301)
Net realized gain (loss)                                                                     (600,203)
Realized gain distributions                                                                   174,276
Net change in unrealized appreciation (depreciation)                                          283,495
                                                                                   ------------------
                                                                                   $        2,978,568
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03        2,509     $    2,589          1.25%          53.6%
12/31/08          0.67        2,728          1,833          1.25%         -52.7%
12/31/07          1.42        2,021          2,872          1.25%           8.3%
12/31/06          1.31        1,641          2,153          1.25%          11.2%
12/31/05          1.18          256            302          1.25%          16.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05           20     $       20          1.00%          54.0%
12/31/08          0.68           19             13          1.00%         -52.6%
12/31/07          1.43            0              0          1.00%           8.6%
12/31/06          1.32            0              0          1.00%          11.7%
12/31/05          1.18            0     0        0          1.00%          16.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            0     $        0          0.75%          54.4%
12/31/08          0.69            0              0          0.75%         -52.5%
12/31/07          1.44            0              0          0.75%           8.9%
12/31/06          1.33            0              0          0.75%          12.0%
12/31/05          1.18            0     0        0          0.75%          16.7%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07            0     $        0          0.50%          54.8%
12/31/08          0.69            0              0          0.50%         -52.4%
12/31/07          1.45            0              0          0.50%           9.2%
12/31/06          1.33            0              0          0.50%          12.3%
12/31/05          1.19            0              0          0.50%          17.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.25%          55.1%
12/31/08          0.70            0              0          0.25%         -52.2%
12/31/07          1.47            0              0          0.25%           9.4%
12/31/06          1.34            0              0          0.25%          12.6%
12/31/05          1.19            0              0          0.25%          17.3%


                                           BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10          335     $      369          0.00%          55.5%
12/31/08          0.71          178            126          0.00%         -52.1%
12/31/07          1.48           88            130          0.00%           9.7%
12/31/06          1.35           53             71          0.00%          12.8%
12/31/05          1.19            0              0          0.00%          17.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.8%
2008              0.3%
2007              0.2%
2006              0.4%
2005              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
            Neuberger Berman Small-Cap Growth Advisor Class-641224829

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          975,977    $          948,108                   90,201
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          975,977
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          963,376               898,145     $               1.07
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.13
Band 0                                          12,601                11,029                     1.14
                                    ------------------    ------------------
  Total                             $          975,977               909,174
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (11,202)
                                                                                 --------------------
Net investment income (loss)                                                                  (11,202)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (222,100)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          439,449
                                                                                 --------------------
Net gain (loss)                                                                               217,349
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            206,147
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (11,202)  $            (12,487)
Net realized gain (loss)                                              (222,100)               (45,870)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   439,449               (468,508)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      206,147               (526,865)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               510,105                589,102
Cost of units redeemed                                                (477,005)              (264,751)
                                                             -----------------   --------------------
Increase (decrease)                                                     33,100                324,351
                                                             -----------------   --------------------
Net increase (decrease)                                                239,247               (202,514)
Net assets, beginning                                                  736,730                939,244
                                                             -----------------   --------------------
Net assets, ending                                           $         975,977                736,730
                                                             =================   ====================
Units sold                                                             699,560                460,129
Units redeemed                                                        (622,478)              (230,784)
                                                             -----------------   --------------------
Net increase (decrease)                                                 77,082                229,345
Units outstanding, beginning                                           832,092                602,747
                                                             -----------------   --------------------
Units outstanding, ending                                              909,174                832,092
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,148,332
Cost of units redeemed                                                                       (917,740)
Account charges                                                                                     -
Net investment income (loss)                                                                  (29,575)
Net realized gain (loss)                                                                     (252,909)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,869
                                                                                   ------------------
                                                                                   $          975,977
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07          898     $      963          1.25%          21.2%
12/31/08          0.89          832            736          1.25%         -43.2%
12/31/07          1.56          603            939          1.25%          24.5%
12/31/06          1.25           35             44          1.25%           6.1%
12/31/05          1.18            1              1          1.25%          13.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          1.00%          21.5%
12/31/08          0.89            0              0          1.00%         -43.0%
12/31/07          1.57            0              0          1.00%          24.8%
12/31/06          1.26            0              0          1.00%           6.6%
12/31/05          1.18            0     0        0          1.00%          13.9%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.75%          21.8%
12/31/08          0.90            0              0          0.75%         -42.9%
12/31/07          1.58            0              0          0.75%          25.1%
12/31/06          1.26            0              0          0.75%           6.8%
12/31/05          1.18            0     0        0          0.75%          14.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.50%          22.1%
12/31/08          0.91            0              0          0.50%         -42.8%
12/31/07          1.59            0              0          0.50%          25.4%
12/31/06          1.27            0              0          0.50%           7.1%
12/31/05          1.19            0              0          0.50%          14.5%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.25%          22.4%
12/31/08          0.92            0              0          0.25%         -42.6%
12/31/07          1.61            0              0          0.25%          25.8%
12/31/06          1.28            0              0          0.25%           7.3%
12/31/05          1.19            0              0          0.25%          14.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14           11     $       13          0.00%          22.7%
12/31/08          0.93            1              0          0.00%         -42.5%
12/31/07          1.62            0              0          0.00%          26.1%
12/31/06          1.28            0              0          0.00%           7.6%
12/31/05          1.19            0              0          0.00%          15.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
         Neuberger Berman Small-Cap Growth A Class-641224225 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          12/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                          --------------------
Increase (decrease) in net assets from operations                            -
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                     -
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                          -
                                                          --------------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                  -
                                                          ====================

Units sold                                                                   -
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                    -
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.7%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.7%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.7%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.7%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           1.8%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           1.8%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                Neuberger Berman
        Neuberger Berman Small-Cap Growth R3 Class-641224183 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           For the period from
                                                          12/01/09 to 12/31/09
                                                          --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                              $                  -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                          --------------------
Increase (decrease) in net assets from operations                            -
                                                          --------------------
Contract owner transactions:
Proceeds from units sold                                                     -
Cost of units redeemed                                                       -
                                                          --------------------
Increase (decrease)                                                          -
                                                          --------------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                          --------------------
Net assets, ending                                        $                  -
                                                          ====================

Units sold                                                                   -
Units redeemed                                                               -
                                                          --------------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                          --------------------
Units outstanding, ending                                                    -
                                                          ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.6%
12/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.6%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.6%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.6%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           1.6%
12/01/09          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           1.6%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                     Oakmark
               Oakmark Equity & Income Fund-413838400 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.96
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.97
Band 50                                              -                     -                     0.97
Band 25                                              -                     -                     0.97
Band 0                                               -                     -                     0.98
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended    For the period from
                                                                    12/31/2009    5/01/08 to 12/31/08
                                                             -----------------  ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -  $                   -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------  ---------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------  ---------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------  ---------------------
Increase (decrease)                                                          -                      -
                                                             -----------------  ---------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------  ---------------------
Net assets, ending                                           $               -                      -
                                                             =================  =====================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------  ---------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------  ---------------------
Units outstanding, ending                                                    -                      -
                                                             =================  =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.25%          18.3%
12/31/08          0.81            0              0          1.25%         -19.0%
05/01/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.00%          18.6%
12/31/08          0.81            0              0          1.00%         -18.9%
05/01/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.75%          18.9%
12/31/08          0.81            0              0          0.75%         -18.7%
05/01/08          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.50%          19.2%
12/31/08          0.81            0              0          0.50%         -18.6%
05/01/08          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.25%          19.5%
12/31/08          0.82            0              0          0.25%         -18.4%
05/01/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.00%          19.8%
12/31/08          0.82            0              0          0.00%         -18.3%
05/01/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.0%
2008         0.0%

                             AUL American Unit Trust
                                   Old Mutual
              Old Mutual Focused Fund A Class-68002Q818 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the period from
                                                             10/01/09 to 12/31/09
                                                             --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                  -
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            -
                                                             --------------------
Increase (decrease) in net assets from operations                               -
                                                             --------------------
Contract owner transactions:
Proceeds from units sold                                                        -
Cost of units redeemed                                                          -
                                                             --------------------
Increase (decrease)                                                             -
                                                             --------------------
Net increase (decrease)                                                         -
Net assets, beginning                                                           -
                                                             --------------------
Net assets, ending                                           $                  -
                                                             ====================
Units sold                                                                      -
Units redeemed                                                                  -
                                                             --------------------
Net increase (decrease)                                                         -
Units outstanding, beginning                                                    -
                                                             --------------------
Units outstanding, ending                                                       -
                                                             ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           2.4%
10/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           2.4%
10/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           2.4%
10/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           2.4%
10/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02           0      $        0          0.25%           2.4%
10/01/09          1.00           0               0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0         0.00%           2.5%
10/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Old Mutual
        Old Mutual Focused Fund Institutional Class-68002Q354 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the period from
                                                             10/01/09 to 12/31/09
                                                             --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                  -
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            -
                                                             --------------------
Increase (decrease) in net assets from operations                               -
                                                             --------------------
Contract owner transactions:
Proceeds from units sold                                                        -
Cost of units redeemed                                                          -
                                                             --------------------
Increase (decrease)                                                             -
                                                             --------------------
Net increase (decrease)                                                         -
Net assets, beginning                                                           -
                                                             --------------------
Net assets, ending                                           $                  -
                                                             ====================
Units sold                                                                      -
Units redeemed                                                                  -
                                                             --------------------
Net increase (decrease)                                                         -
Units outstanding, beginning                                                    -
                                                             --------------------
Units outstanding, ending                                                       -
                                                             ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           2.3%
10/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           2.3%
10/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           2.3%
10/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           2.3%
10/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02           0      $        0          0.25%           2.4%
10/01/09          1.00           0               0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           2.4%
10/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                   Oppenheimer
              Oppenheimer Developing Markets Fund N Class-683974406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,481,485    $        8,288,476                  303,886
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,481,485
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,458,355             4,180,496     $               2.02
Band 100                                             -                     -                     2.05
Band 75                                              -                     -                     2.07
Band 50                                              -                     -                     2.09
Band 25                                              -                     -                     2.12
Band 0                                          23,130                10,790                     2.14
                                    ------------------    ------------------
  Total                             $        8,481,485             4,191,286
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             26,831
Mortality & expense charges                                                                   (65,404)
                                                                                 --------------------
Net investment income (loss)                                                                  (38,573)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (698,510)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,619,497
                                                                                 --------------------
Net gain (loss)                                                                             2,920,987
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,882,414
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (38,573)    $           (9,747)
Net realized gain (loss)                                              (698,510)               (94,946)
Realized gain distributions                                                  -              1,057,785
Net change in unrealized appreciation (depreciation)                 3,619,497             (4,027,393)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,882,414             (3,074,301)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,712,293              1,893,042
Cost of units redeemed                                              (1,342,981)            (1,660,095)
                                                             -----------------     ------------------
Increase (decrease)                                                  2,369,312                232,947
                                                             -----------------     ------------------
Net increase (decrease)                                              5,251,726             (2,841,354)
Net assets, beginning                                                3,229,759              6,071,113
                                                             -----------------     ------------------
Net assets, ending                                           $       8,481,485              3,229,759
                                                             =================     ==================
Units sold                                                           2,357,695              1,086,838
Units redeemed                                                      (1,022,323)              (975,859)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,335,372                110,979
Units outstanding, beginning                                         2,855,914              2,744,935
                                                             -----------------     ------------------
Units outstanding, ending                                            4,191,286              2,855,914
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       12,238,847
Cost of units redeemed                                                                     (5,353,020)
Account charges                                                                                     -
Net investment income (loss)                                                                  (78,479)
Net realized gain (loss)                                                                     (616,871)
Realized gain distributions                                                                 2,097,999
Net change in unrealized appreciation (depreciation)                                          193,009
                                                                                   ------------------
                                                                                   $        8,481,485
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.02        4,180     $    8,458          1.25%          78.9%
12/31/08          1.13        2,856          3,230          1.25%         -48.9%
12/31/07          2.21        2,745          6,071          1.25%          31.6%
12/31/06          1.68        2,534          4,258          1.25%          23.6%
12/31/05          1.36          236            321          1.25%          36.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.05            0     $        0          1.00%          79.4%
12/31/08          1.14            0              0          1.00%         -48.7%
12/31/07          2.23            0              0          1.00%          31.9%
12/31/06          1.69            0              0          1.00%          23.5%
12/31/05          1.37            0     0        0          1.00%          36.7%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.07            0     $        0          0.75%          79.8%
12/31/08          1.15            0              0          0.75%         -48.6%
12/31/07          2.24            0              0          0.75%          32.3%
12/31/06          1.69            0              0          0.75%          23.8%
12/31/05          1.37            0     0        0          0.75%          36.9%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.09            0     $        0          0.50%          80.3%
12/31/08          1.16            0              0          0.50%         -48.5%
12/31/07          2.26            0              0          0.50%          32.6%
12/31/06          1.70            0              0          0.50%          24.1%
12/31/05          1.37            0              0          0.50%          37.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.12            0     $        0          0.25%          80.7%
12/31/08          1.17            0              0          0.25%         -48.4%
12/31/07          2.27            0              0          0.25%          32.9%
12/31/06          1.71            0              0          0.25%          24.4%
12/31/05          1.37            0              0          0.25%          37.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.14           11     $       23          0.00%          81.2%
12/31/08          1.18            0              0          0.00%         -48.2%
12/31/07          2.29            0              0          0.00%          33.3%
12/31/06          1.71            0              0          0.00%          24.7%
12/31/05          1.38            0              0          0.00%          37.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.5%
2008              1.2%
2007              0.6%
2006              1.5%
2005              1.8%

                             AUL American Unit Trust
                                   Oppenheimer
                    Oppenheimer Global Fund N Class-683924500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,459,151    $        1,579,110                   27,619
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,459,151
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          291,693               262,655     $               1.11
Band 100                                             -                     -                     1.12
Band 75                                              -                     -                     1.14
Band 50                                        548,888               477,424                     1.15
Band 25                                              -                     -                     1.16
Band 0                                         618,570               525,746                     1.18
                                    ------------------    ------------------
  Total                             $        1,459,151             1,265,825
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              4,856
Mortality & expense charges                                                                    (4,423)
                                                                                 --------------------
Net investment income (loss)                                                                      433
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (101,116)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          462,876
                                                                                 --------------------
Net gain (loss)                                                                               361,760
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            362,193
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             433     $            8,304
Net realized gain (loss)                                              (101,116)               (50,203)
Realized gain distributions                                                  -                 59,309
Net change in unrealized appreciation (depreciation)                   462,876               (593,875)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      362,193               (576,465)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               413,559                367,168
Cost of units redeemed                                                (140,318)              (629,277)
                                                             -----------------     ------------------
Increase (decrease)                                                    273,241               (262,109)
                                                             -----------------     ------------------
Net increase (decrease)                                                635,434               (838,574)
Net assets, beginning                                                  823,717              1,662,291
                                                             -----------------     ------------------
Net assets, ending                                           $       1,459,151                823,717
                                                             =================     ==================
Units sold                                                             449,549                375,830
Units redeemed                                                        (171,418)              (561,790)
                                                             -----------------     ------------------
Net increase (decrease)                                                278,131               (185,960)
Units outstanding, beginning                                           987,694              1,173,654
                                                             -----------------     ------------------
Units outstanding, ending                                            1,265,825                987,694
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,092,778
Cost of units redeemed                                                                     (1,617,169)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,047
Net realized gain (loss)                                                                     (117,436)
Realized gain distributions                                                                   218,890
Net change in unrealized appreciation (depreciation)                                         (119,959)
                                                                                   ------------------
                                                                                   $        1,459,151
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11          263     $      292          1.25%          37.2%
12/31/08          0.81          169            136          1.25%         -42.0%
12/31/07          1.39          494            688          1.25%           4.2%
12/31/06          1.34          529            708          1.25%          15.4%
12/31/05          1.16            0              0          1.25%          16.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          1.00%          37.6%
12/31/08          0.82            0              0          1.00%         -41.8%
12/31/07          1.40            0              0          1.00%           4.5%
12/31/06          1.34            0              0          1.00%          15.8%
12/31/05          1.16            0     0        0          1.00%          16.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14             0    $        0          0.75%          37.9%
12/31/08          0.82             0             0          0.75%         -41.7%
12/31/07          1.41             0             0          0.75%           4.7%
12/31/06          1.35             0             0          0.75%          16.1%
12/31/05          1.16             0    0        0          0.75%          16.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15          477     $      549          0.50%          38.3%
12/31/08          0.83          414            344          0.50%         -41.5%
12/31/07          1.42          338            481          0.50%           5.0%
12/31/06          1.35          299            406          0.50%          16.3%
12/31/05          1.16            0              0          0.50%          16.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.25%          38.6%
12/31/08          0.84            0              0          0.25%         -41.4%
12/31/07          1.43            0              0          0.25%           5.3%
12/31/06          1.36            0              0          0.25%          16.6%
12/31/05          1.17            0              0          0.25%          16.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18          526     $      619          0.00%          39.0%
12/31/08          0.85          406            343          0.00%         -41.2%
12/31/07          1.44          342            493          0.00%           5.5%
12/31/06          1.37          284            388          0.00%          16.9%
12/31/05          1.17            0              0          0.00%          16.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.4%
2008              1.0%
2007              0.5%
2006              0.5%
2005              0.0%

                             AUL American Unit Trust
                                   Oppenheimer
              Oppenheimer International Bond Fund N Class-68380T400

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,991,775    $        4,925,135                  782,410
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,991,775
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,873,033             3,646,560     $               1.34
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.37
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.40
Band 0                                         118,742                83,873                     1.42
                                    ------------------    ------------------
  Total                             $        4,991,775             3,730,433
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            140,680
Mortality & expense charges                                                                   (50,407)
                                                                                 --------------------
Net investment income (loss)                                                                   90,273
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        7,047
Realized gain distributions                                                                    35,817
Net change in unrealized appreciation (depreciation)                                          317,146
                                                                                 --------------------
Net gain (loss)                                                                               360,010
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            450,283
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          90,273     $          130,100
Net realized gain (loss)                                                 7,047                 24,573
Realized gain distributions                                             35,817                 25,578
Net change in unrealized appreciation (depreciation)                   317,146               (335,487)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      450,283               (155,236)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,286,884              2,759,949
Cost of units redeemed                                              (1,179,880)            (1,122,701)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,107,004              1,637,248
                                                             -----------------     ------------------
Net increase (decrease)                                              1,557,287              1,482,012
Net assets, beginning                                                3,434,488              1,952,476
                                                             -----------------     ------------------
Net assets, ending                                           $       4,991,775              3,434,488
                                                             =================     ==================
Units sold                                                           1,972,876              2,209,714
Units redeemed                                                      (1,106,284)              (935,298)
                                                             -----------------     ------------------
Net increase (decrease)                                                866,592              1,274,416
Units outstanding, beginning                                         2,863,841              1,589,425
                                                             -----------------     ------------------
Units outstanding, ending                                            3,730,433              2,863,841
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,104,602
Cost of units redeemed                                                                     (2,604,478)
Account charges                                                                                     -
Net investment income (loss)                                                                  315,797
Net realized gain (loss)                                                                       38,602
Realized gain distributions                                                                    70,612
Net change in unrealized appreciation (depreciation)                                           66,640
                                                                                   ------------------
                                                                                   $        4,991,775
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34        3,647     $    4,873          1.25%          11.6%
12/31/08          1.20        2,780          3,329          1.25%          -2.5%
12/31/07          1.23        1,566          1,923          1.25%           3.4%
12/31/06          1.19          708            841          1.25%          10.0%
12/31/05          1.08            3              3          1.25%           8.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          1.00%          11.9%
12/31/08          1.21            0              0          1.00%          -2.2%
12/31/07          1.24            0              0          1.00%           3.7%
12/31/06          1.19            0              0          1.00%          10.4%
12/31/05          1.08            0     0        0          1.00%           8.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37            0     $        0          0.75%          12.1%
12/31/08          1.22            0              0          0.75%          -2.0%
12/31/07          1.24            0              0          0.75%           3.9%
12/31/06          1.20            0              0          0.75%          10.6%
12/31/05          1.08            0     0        0          0.75%           8.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.50%          12.4%
12/31/08          1.23            0              0          0.50%          -1.7%
12/31/07          1.25            0              0          0.50%           4.2%
12/31/06          1.20            0              0          0.50%          10.9%
12/31/05          1.08            0              0          0.50%           8.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          0.25%          12.7%
12/31/08          1.24            0              0          0.25%          -1.5%
12/31/07          1.26            0              0          0.25%           4.4%
12/31/06          1.21            0              0          0.25%          11.2%
12/31/05          1.09            0              0          0.25%           8.5%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42           84     $      119          0.00%          13.0%
12/31/08          1.25           84            106          0.00%          -1.2%
12/31/07          1.27           23             30          0.00%           4.7%
12/31/06          1.21            0              0          0.00%          11.5%
12/31/05          1.09            0              0          0.00%           8.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.3%
2008              6.2%
2007              7.4%
2006              2.6%
2005              4.1%

                             AUL American Unit Trust
                                   Oppenheimer
         Oppenheimer International Small Company Fund N Class-68380U407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,792,366    $        1,629,546                   94,683
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,792,366
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,792,366             1,191,549     $               1.50
Band 100                                             -                     -                     1.52
Band 75                                              -                     -                     1.54
Band 50                                              -                     -                     1.56
Band 25                                              -                     -                     1.58
Band 0                                               -                     -                     1.59
                                    ------------------    ------------------
  Total                             $        1,792,366             1,191,549
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             52,765
Mortality & expense charges                                                                   (11,913)
                                                                                 --------------------
Net investment income (loss)                                                                   40,852
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (405,768)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,010,369
                                                                                 --------------------
Net gain (loss)                                                                               604,601
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            645,453
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          40,852     $          (12,552)
Net realized gain (loss)                                              (405,768)              (232,084)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,010,369               (721,543)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      645,453               (966,179)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,167,216                450,069
Cost of units redeemed                                              (1,504,965)              (494,007)
                                                             -----------------     ------------------
Increase (decrease)                                                    662,251                (43,938)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,307,704             (1,010,117)
Net assets, beginning                                                  484,662              1,494,779
                                                             -----------------     ------------------
Net assets, ending                                           $       1,792,366                484,662
                                                             =================     ==================
Units sold                                                           1,872,037                347,703
Units redeemed                                                      (1,384,151)              (370,150)
                                                             -----------------     ------------------
Net increase (decrease)                                                487,886                (22,447)
Units outstanding, beginning                                           703,663                726,110
                                                             -----------------     ------------------
Units outstanding, ending                                            1,191,549                703,663
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,508,502
Cost of units redeemed                                                                     (2,717,516)
Account charges                                                                                     -
Net investment income (loss)                                                                   57,617
Net realized gain (loss)                                                                     (445,024)
Realized gain distributions                                                                   225,967
Net change in unrealized appreciation (depreciation)                                          162,820
                                                                                   ------------------
                                                                                   $        1,792,366
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.50        1,192     $    1,792          1.25%         118.4%
12/31/08          0.69          704            485          1.25%         -66.5%
12/31/07          2.06          726          1,495          1.25%          19.5%
12/31/06          1.72          444            765          1.25%          34.6%
12/31/05          1.28            3              4          1.25%          28.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.52            0     $        0          1.00%         118.9%
12/31/08          0.70            0              0          1.00%         -66.5%
12/31/07          2.07            0              0          1.00%          19.8%
12/31/06          1.73            0              0          1.00%          34.7%
12/31/05          1.28            0     0        0          1.00%          28.5%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.54            0     $        0          0.75%         119.5%
12/31/08          0.70            0              0          0.75%         -66.4%
12/31/07          2.09            0              0          0.75%          20.1%
12/31/06          1.74            0              0          0.75%          35.0%
12/31/05          1.29            0     0        0          0.75%          28.7%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.56            0     $        0          0.50%         120.0%
12/31/08          0.71            0              0          0.50%         -66.3%
12/31/07          2.10            0              0          0.50%          20.4%
12/31/06          1.74            0              0          0.50%          35.3%
12/31/05          1.29            0              0          0.50%          28.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.58            0     $        0          0.25%         120.6%
12/31/08          0.71            0              0          0.25%         -66.2%
12/31/07          2.11            0              0          0.25%          20.7%
12/31/06          1.75            0              0          0.25%          35.7%
12/31/05          1.29            0              0          0.25%          29.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.59            0     $        0          0.00%         121.1%
12/31/08          0.72            0              0          0.00%         -66.1%
12/31/07          2.13            0              0          0.00%          21.0%
12/31/06          1.76            0              0          0.00%          36.0%
12/31/05          1.29            0              0          0.00%          29.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.6%
2008              0.0%
2007              4.2%
2006              0.6%
2005              0.0%

                             AUL American Unit Trust
                                   Oppenheimer
           Oppenheimer Main Street Opportunity Fund N Class-68380D835

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          498,076    $          526,777                   46,375
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          498,076
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          498,076               510,547     $               0.98
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
  Total                             $          498,076               510,547
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                923
Mortality & expense charges                                                                    (4,716)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,793)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (53,421)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          161,796
                                                                                 --------------------
Net gain (loss)                                                                               108,375
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            104,582
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,793)    $           (2,639)
Net realized gain (loss)                                               (53,421)               (37,631)
Realized gain distributions                                                  -                    966
Net change in unrealized appreciation (depreciation)                   161,796               (150,843)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      104,582               (190,147)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               175,440                195,325
Cost of units redeemed                                                 (89,750)              (237,622)
                                                             -----------------     ------------------
Increase (decrease)                                                     85,690                (42,297)
                                                             -----------------     ------------------
Net increase (decrease)                                                190,272               (232,444)
Net assets, beginning                                                  307,804                540,248
                                                             -----------------     ------------------
Net assets, ending                                           $         498,076                307,804
                                                             =================     ==================
Units sold                                                             219,532                197,198
Units redeemed                                                        (118,871)              (222,684)
                                                             -----------------     ------------------
Net increase (decrease)                                                100,661                (25,486)
Units outstanding, beginning                                           409,886                435,372
                                                             -----------------     ------------------
Units outstanding, ending                                              510,547                409,886
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          950,764
Cost of units redeemed                                                                       (391,109)
Account charges                                                                                     -
Net investment income (loss)                                                                   (9,975)
Net realized gain (loss)                                                                      (88,732)
Realized gain distributions                                                                    65,829
Net change in unrealized appreciation (depreciation)                                          (28,701)
                                                                                   ------------------
                                                                                   $          498,076
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98          511     $      498          1.25%          29.9%
12/31/08          0.75          410            308          1.25%         -39.5%
12/31/07          1.24          435            540          1.25%           1.9%
12/31/06          1.22          222            270          1.25%          12.7%
12/31/05          1.08            3              3          1.25%           8.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          1.00%          30.2%
12/31/08          0.76            0              0          1.00%         -39.3%
12/31/07          1.25            0              0          1.00%           2.2%
12/31/06          1.22            0              0          1.00%          13.3%
12/31/05          1.08            0     0        0          1.00%           7.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          30.6%
12/31/08          0.76            0              0          0.75%         -39.2%
12/31/07          1.26            0              0          0.75%           2.5%
12/31/06          1.23            0              0          0.75%          13.6%
12/31/05          1.08            0     0        0          0.75%           8.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.50%          30.9%
12/31/08          0.77            0              0          0.50%         -39.0%
12/31/07          1.27            0              0          0.50%           2.7%
12/31/06          1.23            0              0          0.50%          13.9%
12/31/05          1.08            0              0          0.50%           8.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%          31.2%
12/31/08          0.78            0              0          0.25%         -38.9%
12/31/07          1.27            0              0          0.25%           3.0%
12/31/06          1.24            0              0          0.25%          14.2%
12/31/05          1.08            0              0          0.25%           8.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%          31.5%
12/31/08          0.79            0              0          0.00%         -38.7%
12/31/07          1.28            0              0          0.00%           3.2%
12/31/06          1.24            0              0          0.00%          14.5%
12/31/05          1.08            0              0          0.00%           8.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.5%
2007              0.8%
2006              0.6%
2005              0.3%

                             AUL American Unit Trust
                                   Oppenheimer
            Oppenheimer Small & Mid-Cap Value Fund N Class-68380E817

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,469,992    $        4,184,603                  134,914
Receivables: investments sold                       16    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,470,008
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,470,008             3,519,603     $               0.99
Band 100                                             -                     -                     1.00
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
  Total                             $        3,470,008             3,519,603
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (31,200)
                                                                                 --------------------
Net investment income (loss)                                                                  (31,200)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (313,758)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,224,404
                                                                                 --------------------
Net gain (loss)                                                                               910,646
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            879,446
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (31,200)    $          (35,328)
Net realized gain (loss)                                              (313,758)              (174,309)
Realized gain distributions                                                  -                    978
Net change in unrealized appreciation (depreciation)                 1,224,404             (1,610,669)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      879,446             (1,819,328)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,441,847              1,204,860
Cost of units redeemed                                                (668,972)            (1,454,440)
                                                             -----------------     ------------------
Increase (decrease)                                                    772,875               (249,580)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,652,321             (2,068,908)
Net assets, beginning                                                1,817,687              3,886,595
                                                             -----------------     ------------------
Net assets, ending                                           $       3,470,008              1,817,687
                                                             =================     ==================
Units sold                                                           1,710,963              1,112,996
Units redeemed                                                        (819,294)            (1,253,418)
                                                             -----------------     ------------------
Net increase (decrease)                                                891,669               (140,422)
Units outstanding, beginning                                         2,627,934              2,768,356
                                                             -----------------     ------------------
Units outstanding, ending                                            3,519,603              2,627,934
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,700,147
Cost of units redeemed                                                                     (3,421,274)
Account charges                                                                                     -
Net investment income (loss)                                                                 (110,166)
Net realized gain (loss)                                                                     (404,912)
Realized gain distributions                                                                   420,824
Net change in unrealized appreciation (depreciation)                                         (714,611)
                                                                                   ------------------
                                                                                   $        3,470,008
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99        3,520     $    3,470          1.25%          42.5%
12/31/08          0.69        2,628          1,818          1.25%         -50.7%
12/31/07          1.40        2,768          3,887          1.25%           7.4%
12/31/06          1.31          999          1,306          1.25%          15.7%
12/31/05          1.13            3              3          1.25%          13.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          1.00%          42.9%
12/31/08          0.70            0              0          1.00%         -50.6%
12/31/07          1.41            0              0          1.00%           7.7%
12/31/06          1.31            0              0          1.00%          16.4%
12/31/05          1.13            0     0        0          1.00%          12.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.75%          43.3%
12/31/08          0.70            0              0          0.75%         -50.5%
12/31/07          1.42            0              0          0.75%           7.9%
12/31/06          1.32            0              0          0.75%          16.7%
12/31/05          1.13            0     0        0          0.75%          13.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%          43.6%
12/31/08          0.71            0              0          0.50%         -50.4%
12/31/07          1.43            0              0          0.50%           8.2%
12/31/06          1.32            0              0          0.50%          17.0%
12/31/05          1.13            0              0          0.50%          13.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%          44.0%
12/31/08          0.72            0              0          0.25%         -50.2%
12/31/07          1.44            0              0          0.25%           8.5%
12/31/06          1.33            0              0          0.25%          17.2%
12/31/05          1.13            0              0          0.25%          13.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.00%          44.3%
12/31/08          0.72            0              0          0.00%         -50.1%
12/31/07          1.45            0              0          0.00%           8.7%
12/31/06          1.33            0              0          0.00%          17.5%
12/31/05          1.13            0              0          0.00%          13.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                   Oppenheimer
            Oppenheimer Main Street Small-Cap Fund N Class-68381F508

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          836,534    $          672,896                   51,861
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          836,534
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          753,116             1,673,048     $               0.45
Band 100                                        10,444                23,018                     0.45
Band 75                                              -                     -                     0.46
Band 50                                              -                     -                     0.46
Band 25                                              -                     -                     0.46
Band 0                                          72,974               155,770                     0.47
                                    ------------------    ------------------
  Total                             $          836,534             1,851,836
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                499
Mortality & expense charges                                                                    (6,683)
                                                                                 --------------------
Net investment income (loss)                                                                   (6,184)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (123,562)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          302,044
                                                                                 --------------------
Net gain (loss)                                                                               178,482
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            172,298
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (6,184)    $           (3,584)
Net realized gain (loss)                                              (123,562)               (50,922)
Realized gain distributions                                                  -                    937
Net change in unrealized appreciation (depreciation)                   302,044               (122,385)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      172,298               (175,954)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               624,495                824,828
Cost of units redeemed                                                (367,922)              (396,950)
                                                             -----------------     ------------------
Increase (decrease)                                                    256,573                427,878
                                                             -----------------     ------------------
Net increase (decrease)                                                428,871                251,924
Net assets, beginning                                                  407,663                155,739
                                                             -----------------     ------------------
Net assets, ending                                           $         836,534                407,663
                                                             =================     ==================
Units sold                                                           1,843,106              1,831,593
Units redeemed                                                      (1,208,928)              (896,906)
                                                             -----------------     ------------------
Net increase (decrease)                                                634,178                934,687
Units outstanding, beginning                                         1,217,658                282,971
                                                             -----------------     ------------------
Units outstanding, ending                                            1,851,836              1,217,658
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,607,268
Cost of units redeemed                                                                       (765,101)
Account charges                                                                                     -
Net investment income (loss)                                                                   (9,889)
Net realized gain (loss)                                                                     (174,501)
Realized gain distributions                                                                    15,119
Net change in unrealized appreciation (depreciation)                                          163,638
                                                                                   ------------------
                                                                                   $          836,534
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.45        1,673     $      753          1.25%          34.9%
12/31/08          0.33        1,072            358          1.25%         -39.2%
12/31/07          0.55          229            126          1.25%          -3.1%
12/31/06          0.57            0              0          1.25%         -43.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.45           23     $       10          1.00%          35.2%
12/31/08          0.34           20              7          1.00%         -39.0%
12/31/07          0.55            0              0          1.00%          -2.8%
12/31/06          0.57            0              0          1.00%         -43.3%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.46            0     $        0          0.75%          35.5%
12/31/08          0.34            0              0          0.75%         -38.9%
12/31/07          0.55            0              0          0.75%          -2.6%
12/31/06          0.57            0              0          0.75%         -43.3%
10/23/06          1.00            0     0        0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.46            0     $        0          0.50%          35.9%
12/31/08          0.34            0              0          0.50%         -38.7%
12/31/07          0.55            0              0          0.50%          -2.4%
12/31/06          0.57            0              0          0.50%         -43.3%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.46            0     $        0          0.25%          36.2%
12/31/08          0.34            0              0          0.25%         -38.6%
12/31/07          0.56            0              0          0.25%          -2.1%
12/31/06          0.57            0              0          0.25%         -43.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.47          156     $       73          0.00%          36.5%
12/31/08          0.34          126             43          0.00%         -38.4%
12/31/07          0.56           54             30          0.00%          -1.9%
12/31/06          0.57            0              0          0.00%         -43.2%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.1%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                   Oppenheimer
            Oppenheimer Main Street Small-Cap Fund A Class-68381F102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,819,825  $    1,810,221         109,694
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,819,825
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,819,825       3,986,237  $         0.46
Band 100                                       -               -            0.46
Band 75                                        -               -            0.46
Band 50                                        -               -            0.47
Band 25                                        -               -            0.47
Band 0                                         -               -            0.48
                                  --------------  --------------
  Total                           $    1,819,825       3,986,237
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        3,637
Mortality & expense charges                                              (16,867)
                                                                  --------------
Net investment income (loss)                                             (13,230)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (160,254)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     628,668
                                                                  --------------
Net gain (loss)                                                          468,414
                                                                  --------------
Increase (decrease) in net assets from operations                 $      455,184
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     (13,230)      $     (16,957)
Net realized gain (loss)                                         (160,254)           (237,423)
Realized gain distributions                                             -               2,161
Net change in unrealized appreciation (depreciation)              628,668            (324,184)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 455,184            (576,403)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          677,076             557,171
Cost of units redeemed                                           (265,623)           (600,581)
                                                            -------------       -------------
Increase (decrease)                                               411,453             (43,410)
                                                            -------------       -------------
Net increase (decrease)                                           866,637            (619,813)
Net assets, beginning                                             953,188           1,573,001
                                                            -------------       -------------
Net assets, ending                                          $   1,819,825             953,188
                                                            =============       =============
Units sold                                                      1,879,741           1,459,177
Units redeemed                                                   (717,397)         (1,475,410)
                                                            -------------       -------------
Net increase (decrease)                                         1,162,344             (16,233)
Units outstanding, beginning                                    2,823,893           2,840,126
                                                            -------------       -------------
Units outstanding, ending                                       3,986,237           2,823,893
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,945,675
Cost of units redeemed                                                (1,842,563)
Account charges                                                                -
Net investment income (loss)                                             (41,060)
Net realized gain (loss)                                                (395,669)
Realized gain distributions                                              143,838
Net change in unrealized appreciation (depreciation)                       9,604
                                                                 ---------------
                                                                 $     1,819,825
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.46         3,986   $    1,820           1.25%           35.2%
12/31/08         0.34         2,824          953           1.25%          -39.1%
12/31/07         0.55         2,840        1,573           1.25%           -2.8%
12/31/06         0.57             0            0           1.25%          -43.0%
10/23/06         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.46             0   $        0           1.00%           35.6%
12/31/08         0.34             0            0           1.00%          -38.9%
12/31/07         0.56             0            0           1.00%           -2.5%
12/31/06         0.57             0            0           1.00%          -43.0%
10/23/06         1.00             0            0           1.00%            0.0%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.46             0   $        0           0.75%           35.9%
12/31/08         0.34             0            0           0.75%          -38.7%
12/31/07         0.56             0            0           0.75%           -2.3%
12/31/06         0.57             0            0           0.75%          -43.0%
10/23/06         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.47             0   $        0           0.50%           36.3%
12/31/08         0.34             0            0           0.50%          -38.6%
12/31/07         0.56             0            0           0.50%           -2.0%
12/31/06         0.57             0            0           0.50%          -43.0%
10/23/06         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.47             0   $        0           0.25%           36.6%
12/31/08         0.35             0            0           0.25%          -38.4%
12/31/07         0.56             0            0           0.25%           -1.8%
12/31/06         0.57             0            0           0.25%          -42.9%
10/23/06         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.48             0   $        0           0.00%           36.9%
12/31/08         0.35             0            0           0.00%          -38.3%
12/31/07         0.56             0            0           0.00%           -1.5%
12/31/06         0.57             0            0           0.00%          -42.9%
10/23/06         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009            0.3%
2008            0.0%
2007            0.4%
2006            0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                 Oppenheimer Strategic Income A Class-68380K102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      735,286  $      676,067         186,148
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      735,286
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      220,457         214,559  $         1.03
Band 100                                       -               -            1.03
Band 75                                        -               -            1.04
Band 50                                        -               -            1.05
Band 25                                  514,829         488,168            1.05
Band 0                                         -               -            1.06
                                  --------------  --------------
  Total                           $      735,286         702,727
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       37,808
Mortality & expense charges                                               (3,335)
                                                                  --------------
Net investment income (loss)                                              34,473
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (24,902)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     101,913
                                                                  --------------
Net gain (loss)                                                           77,011
                                                                  --------------
Increase (decrease) in net assets from operations                 $      111,484
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      34,473       $      11,045
Net realized gain (loss)                                          (24,902)            (24,460)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              101,913             (42,694)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 111,484             (56,109)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          322,593             587,358
Cost of units redeemed                                           (126,936)           (103,104)
                                                            -------------       -------------
Increase (decrease)                                               195,657             484,254
                                                            -------------       -------------
Net increase (decrease)                                           307,141             428,145
Net assets, beginning                                             428,145                   -
                                                            -------------       -------------
Net assets, ending                                          $     735,286             428,145
                                                            =============       =============
Units sold                                                        341,671             815,267
Units redeemed                                                   (136,984)           (317,227)
                                                            -------------       -------------
Net increase (decrease)                                           204,687             498,040
Units outstanding, beginning                                      498,040                   -
                                                            -------------       -------------
Units outstanding, ending                                         702,727             498,040
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       909,951
Cost of units redeemed                                                  (230,040)
Account charges                                                                -
Net investment income (loss)                                              45,518
Net realized gain (loss)                                                 (49,362)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      59,219
                                                                 ---------------
                                                                 $       735,286
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03           215   $      220           1.25%           20.7%
12/31/08         0.85           202          172           1.25%          -17.6%
12/31/07         1.03             0            0           1.25%            3.3%
05/24/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.00%           21.0%
12/31/08         0.85             0            0           1.00%          -17.4%
12/31/07         1.03             0            0           1.00%            3.5%
05/24/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.75%           21.3%
12/31/08         0.86             0            0           0.75%          -17.2%
12/31/07         1.04             0            0           0.75%            3.6%
05/24/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.50%           21.6%
12/31/08         0.86             0            0           0.50%          -17.0%
12/31/07         1.04             0            0           0.50%            3.8%
05/24/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05           488   $      515           0.25%           21.9%
12/31/08         0.87           296          257           0.25%          -16.8%
12/31/07         1.04             0            0           0.25%            3.9%
05/24/07         1.00             0            0           0.25%            0.0%


                                          BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.06             0   $        0           0.00%           22.2%
12/31/08         0.87             0            0           0.00%          -16.6%
12/31/07         1.04             0            0           0.00%            4.1%
05/24/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           6.5%
2008           5.6%
2007           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                 Oppenheimer Strategic Income N Class-68380K607

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      946,092  $      853,216         239,517
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      946,092
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      884,913         870,587  $         1.02
Band 100                                       -               -            1.02
Band 75                                        -               -            1.03
Band 50                                        -               -            1.04
Band 25                                        -               -            1.04
Band 0                                    61,179          58,259            1.05
                                  --------------  --------------
  Total                           $      946,092         928,846
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       34,811
Mortality & expense charges                                               (6,478)
                                                                  --------------
Net investment income (loss)                                              28,333
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (15,560)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     113,322
                                                                  --------------
Net gain (loss)                                                           97,762
                                                                  --------------
Increase (decrease) in net assets from operations                 $      126,095
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      28,333       $       3,584
Net realized gain (loss)                                          (15,560)             (5,465)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              113,322             (20,446)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 126,095             (22,327)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          788,433             188,970
Cost of units redeemed                                           (107,965)            (27,114)
                                                            -------------       -------------
Increase (decrease)                                               680,468             161,856
                                                            -------------       -------------
Net increase (decrease)                                           806,563             139,529
Net assets, beginning                                             139,529                   -
                                                            -------------       -------------
Net assets, ending                                          $     946,092             139,529
                                                            =============       =============
Units sold                                                        988,118             195,942
Units redeemed                                                   (223,765)            (31,449)
                                                            -------------       -------------
Net increase (decrease)                                           764,353             164,493
Units outstanding, beginning                                      164,493                   -
                                                            -------------       -------------
Units outstanding, ending                                         928,846             164,493
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       977,403
Cost of units redeemed                                                  (135,079)
Account charges                                                                -
Net investment income (loss)                                              31,917
Net realized gain (loss)                                                 (21,025)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      92,876
                                                                 ---------------
                                                                 $       946,092
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02           871   $      885           1.25%           19.8%
12/31/08         0.85           164          140           1.25%          -17.7%
12/31/07         1.03             0            0           1.25%            3.1%
05/24/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.02             0   $        0           1.00%           20.1%
12/31/08         0.85             0            0           1.00%          -17.5%
12/31/07         1.03             0            0           1.00%            3.2%
05/24/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.75%           20.4%
12/31/08         0.86             0            0           0.75%          -17.3%
12/31/07         1.03             0            0           0.75%            3.4%
05/24/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.50%           20.7%
12/31/08         0.86             0            0           0.50%          -17.1%
12/31/07         1.04             0            0           0.50%            3.5%
05/24/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.04             0   $        0           0.25%           21.0%
12/31/08         0.86             0            0           0.25%          -16.9%
12/31/07         1.04             0            0           0.25%            3.7%
05/24/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05            58   $       61           0.00%           21.3%
12/31/08         0.87             0            0           0.00%          -16.7%
12/31/07         1.04             0            0           0.00%            3.8%
05/24/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           6.4%
2008           6.7%
2007           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
               Oppenheimer International Growth A Class-68380L100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       27,619  $       26,527           1,123
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $       27,619
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       27,619          36,372  $         0.76
Band 100                                       -               -            0.76
Band 75                                        -               -            0.77
Band 50                                        -               -            0.77
Band 25                                        -               -            0.78
Band 0                                         -               -            0.78
                                  --------------  --------------
  Total                           $       27,619          36,372
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          166
Mortality & expense charges                                                  (63)
                                                                  --------------
Net investment income (loss)                                                 103
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       6
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,088
                                                                  --------------
Net gain (loss)                                                            1,094
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,197
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         103       $           2
Net realized gain (loss)                                                6                   -
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)                1,088                   4
                                                            -------------       -------------
Increase (decrease) in net assets from operations                   1,197                   6
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           30,928                 256
Cost of units redeemed                                             (4,768)                  -
                                                            -------------       -------------
Increase (decrease)                                                26,160                 256
                                                            -------------       -------------
Net increase (decrease)                                            27,357                 262
Net assets, beginning                                                 262                   -
                                                            -------------       -------------
Net assets, ending                                          $      27,619                 262
                                                            =============       =============
Units sold                                                         42,460                 469
Units redeemed                                                     (6,557)                  -
                                                            -------------       -------------
Net increase (decrease)                                            35,903                 469
Units outstanding, beginning                                          469                   -
                                                            -------------       -------------
Units outstanding, ending                                          36,372                 469
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        31,184
Cost of units redeemed                                                    (4,768)
Account charges                                                                -
Net investment income (loss)                                                 105
Net realized gain (loss)                                                       6
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,092
                                                                 ---------------
                                                                 $        27,619
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76            36   $       28           1.25%           36.1%
12/31/08         0.56             0            0           1.25%          -42.2%
12/31/07         0.97             0            0           1.25%           -3.4%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           1.00%           36.4%
12/31/08         0.56             0            0           1.00%          -42.1%
12/31/07         0.97             0            0           1.00%           -3.3%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.75%           36.7%
12/31/08         0.56             0            0           0.75%          -42.0%
12/31/07         0.97             0            0           0.75%           -3.3%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.50%           37.1%
12/31/08         0.56             0            0           0.50%          -41.8%
12/31/07         0.97             0            0           0.50%           -3.3%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78             0   $        0           0.25%           37.4%
12/31/08         0.56             0            0           0.25%          -41.7%
12/31/07         0.97             0            0           0.25%           -3.2%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78             0   $        0           0.00%           37.8%
12/31/08         0.57             0            0           0.00%          -41.5%
12/31/07         0.97             0            0           0.00%           -3.2%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           1.2%
2008           1.5%
2007           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
               Oppenheimer International Growth N Class-68380L506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      207,191  $      168,289           8,547
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      207,191
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      207,191         274,442   $        0.75
Band 100                                       -               -            0.76
Band 75                                        -               -            0.76
Band 50                                        -               -            0.77
Band 25                                        -               -            0.77
Band 0                                         -               -            0.78
                                  --------------  --------------
  Total                           $      207,191         274,442
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $          883
Mortality & expense charges                                               (1,525)
                                                                  --------------
Net investment income (loss)                                                (642)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (4,261)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      47,959
                                                                  --------------
Net gain (loss)                                                           43,698
                                                                  --------------
Increase (decrease) in net assets from operations                 $       43,056
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $        (642)      $          62
Net realized gain (loss)                                           (4,261)               (410)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)               47,959              (9,057)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  43,056              (9,405)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          141,247              44,219
Cost of units redeemed                                            (11,899)                (27)
                                                            -------------       -------------
Increase (decrease)                                               129,348              44,192
                                                            -------------       -------------
Net increase (decrease)                                           172,404              34,787
Net assets, beginning                                              34,787                   -
                                                            -------------       -------------
Net assets, ending                                          $     207,191              34,787
                                                            =============       =============
Units sold                                                        230,568              62,582
Units redeemed                                                    (18,667)                (41)
                                                            -------------       -------------
Net increase (decrease)                                           211,901              62,541
Units outstanding, beginning                                       62,541                   -
                                                            -------------       -------------
Units outstanding, ending                                         274,442              62,541
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       185,466
Cost of units redeemed                                                   (11,926)
Account charges                                                                -
Net investment income (loss)                                                (580)
Net realized gain (loss)                                                  (4,671)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      38,902
                                                                 ---------------
                                                                 $       207,191
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75           274   $      207           1.25%           35.7%
12/31/08         0.56            63           35           1.25%          -42.4%
12/31/07         0.97             0            0           1.25%           -3.4%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           1.00%           36.1%
12/31/08         0.56             0            0           1.00%          -42.3%
12/31/07         0.97             0            0           1.00%           -3.4%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.75%           36.4%
12/31/08         0.56             0            0           0.75%          -42.1%
12/31/07         0.97             0            0           0.75%           -3.3%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.50%           36.7%
12/31/08         0.56             0            0           0.50%          -42.0%
12/31/07         0.97             0            0           0.50%           -3.3%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.25%           37.1%
12/31/08         0.56             0            0           0.25%          -41.8%
12/31/07         0.97             0            0           0.25%           -3.3%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.78             0   $        0           0.00%           37.4%
12/31/08         0.56             0            0           0.00%          -41.7%
12/31/07         0.97             0            0           0.00%           -3.3%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.7%
2008           1.4%
2007           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                       Oppenheimer Value N Class-68380J790

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      261,986  $      235,783          13,905
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      261,986
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      261,986         349,444  $         0.75
Band 100                                       -               -            0.75
Band 75                                        -               -            0.76
Band 50                                        -               -            0.76
Band 25                                        -               -            0.77
Band 0                                         -               -            0.77
                                  --------------  --------------
  Total                           $      261,986         349,444
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        2,387
Mortality & expense charges                                               (1,475)
                                                                  --------------
Net investment income (loss)                                                 912
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                  (6,391)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      40,515
                                                                  --------------
Net gain (loss)                                                           34,124
                                                                  --------------
Increase (decrease) in net assets from operations                 $       35,036
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $         912       $         176
Net realized gain (loss)                                           (6,391)               (443)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)               40,515             (14,312)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  35,036             (14,579)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          193,828              65,710
Cost of units redeemed                                            (16,853)             (1,156)
                                                            -------------       -------------
Increase (decrease)                                               176,975              64,554
                                                            -------------       -------------
Net increase (decrease)                                           212,011              49,975
Net assets, beginning                                              49,975                   -
                                                            -------------       -------------
Net assets, ending                                          $     261,986              49,975
                                                            =============       =============
Units sold                                                        289,507              89,846
Units redeemed                                                    (28,021)             (1,888)
                                                            -------------       -------------
Net increase (decrease)                                           261,486              87,958
Units outstanding, beginning                                       87,958                   -
                                                            -------------       -------------
Units outstanding, ending                                         349,444              87,958
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       259,538
Cost of units redeemed                                                   (18,009)
Account charges                                                                -
Net investment income (loss)                                               1,088
Net realized gain (loss)                                                  (6,834)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      26,203
                                                                 ---------------
                                                                 $       261,986
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75           349   $      262           1.25%           32.0%
12/31/08         0.57            88           50           1.25%          -42.7%
12/31/07         0.99             0            0           1.25%           -0.9%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           1.00%           32.3%
12/31/08         0.57             0            0           1.00%          -42.5%
12/31/07         0.99             0            0           1.00%           -0.9%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.75%           32.6%
12/31/08         0.57             0            0           0.75%          -42.4%
12/31/07         0.99             0            0           0.75%           -0.9%
11/12/07         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.50%           32.9%
12/31/08         0.57             0            0           0.50%          -42.2%
12/31/07         0.99             0            0           0.50%           -0.8%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.25%           33.3%
12/31/08         0.57             0            0           0.25%          -42.1%
12/31/07         0.99             0            0           0.25%           -0.8%
11/12/07         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.00%           33.6%
12/31/08         0.58             0            0           0.00%          -41.9%
12/31/07         0.99             0            0           0.00%           -0.8%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           1.5%
2008           1.7%
2007           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                 Oppenheimer Value A Class-68380J303 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        0.75
Band 100                                       -               -            0.76
Band 75                                        -               -            0.76
Band 50                                        -               -            0.77
Band 25                                        -               -            0.77
Band 0                                         -               -            0.77
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           -       $           -
Net realized gain (loss)                                                -                   -
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)                    -                   -
                                                            -------------       -------------
Increase (decrease) in net assets from operations                       -                   -
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                                -                   -
Cost of units redeemed                                                  -                   -
                                                            -------------       -------------
Increase (decrease)                                                     -                   -
                                                            -------------       -------------
Net increase (decrease)                                                 -                   -
Net assets, beginning                                                   -                   -
                                                            -------------       -------------
Net assets, ending                                          $           -                   -
                                                            =============       =============
Units sold                                                              -                   -
Units redeemed                                                          -                   -
                                                            -------------       -------------
Net increase (decrease)                                                 -                   -
Units outstanding, beginning                                            -                   -
                                                            -------------       -------------
Units outstanding, ending                                               -                   -
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.75             0   $        0           1.25%           32.0%
12/31/08         0.57             0            0           1.25%          -42.4%
12/31/07         0.99             0            0           1.25%           -0.9%
11/12/07         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           1.00%           32.3%
12/31/08         0.57             0            0           1.00%          -42.3%
12/31/07         0.99             0            0           1.00%           -0.9%
11/12/07         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.76             0   $        0           0.75%           32.6%
12/31/08         0.57             0            0           0.75%          -42.1%
12/31/07         0.99             0            0           0.75%           -0.8%
11/12/07         1.00             0            0           0.75%            0.0%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.50%           33.0%
12/31/08         0.58             0            0           0.50%          -42.0%
12/31/07         0.99             0            0           0.50%           -0.8%
11/12/07         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.25%           33.3%
12/31/08         0.58             0            0           0.25%          -41.8%
12/31/07         0.99             0            0           0.25%           -0.8%
11/12/07         1.00             0            0           0.25%            0.0%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.77             0   $        0           0.00%           33.6%
12/31/08         0.58             0            0           0.00%          -41.7%
12/31/07         0.99             0            0           0.00%           -0.7%
11/12/07         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%
2008           0.0%
2007           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
          Oppenheimer Developing Markets A Class-683974109 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.03
Band 100                                       -               -            1.03
Band 75                                        -               -            1.03
Band 50                                        -               -            1.03
Band 25                                        -               -            1.03
Band 0                                         -               -            1.03
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            12/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                           ---------------------
Increase (decrease) in net assets from operations                              -
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                            -
                                                           ---------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $                   -
                                                           =====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                      -
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.25%            2.6%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           1.00%            2.6%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.75%            2.6%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.50%            2.6%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.25%            2.6%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.03             0   $        0           0.00%            2.6%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
        Oppenheimer Gold & Special Minerals A Class-683910103 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.05
Band 100                                       -               -            1.05
Band 75                                        -               -            1.05
Band 50                                        -               -            1.05
Band 25                                        -               -            1.05
Band 0                                         -               -            1.05
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            12/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                           ---------------------
Increase (decrease) in net assets from operations                              -
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                            -
                                                           ---------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $                   -
                                                           =====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                      -
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           1.25%            4.6%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           1.00%            4.6%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.75%            4.6%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.50%            4.6%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.25%            4.6%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $       0            0.00%            4.6%
12/01/09         1.00             0           0            0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%

                             AUL American Unit Trust
                                   Oppenheimer
        Oppenheimer Gold & Special Minerals N Class-683910400 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $            -  $            -               -
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $            -
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------   -------------
Band 125                          $            -               -   $        1.05
Band 100                                       -               -            1.05
Band 75                                        -               -            1.05
Band 50                                        -               -            1.05
Band 25                                        -               -            1.05
Band 0                                         -               -            1.05
                                  --------------  --------------
  Total                           $            -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                                    -
                                                                  --------------
Net investment income (loss)                                                   -
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                  --------------
Net gain (loss)                                                                -
                                                                  --------------
Increase (decrease) in net assets from operations                 $            -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             For the period from
                                                            12/01/09 to 12/31/09
                                                           ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                           ---------------------
Increase (decrease) in net assets from operations                              -
                                                           ---------------------
Contract owner transactions:
Proceeds from units sold                                                       -
Cost of units redeemed                                                         -
                                                           ---------------------
Increase (decrease)                                                            -
                                                           ---------------------
Net increase (decrease)                                                        -
Net assets, beginning                                                          -
                                                           ---------------------
Net assets, ending                                         $                   -
                                                           =====================
Units sold                                                                     -
Units redeemed                                                                 -
                                                           ---------------------
Net increase (decrease)                                                        -
Units outstanding, beginning                                                   -
                                                           ---------------------
Units outstanding, ending                                                      -
                                                           =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $             -
Cost of units redeemed                                                         -
Account charges                                                                -
Net investment income (loss)                                                   -
Net realized gain (loss)                                                       -
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                           -
                                                                 ---------------
                                                                 $             -
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           1.25%            4.6%
12/01/09         1.00             0            0           1.25%            0.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           1.00%            4.6%
12/01/09         1.00             0            0           1.00%            0.0%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.75%            4.6%
12/01/09         1.00             0            0           0.75%            0.0%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.50%            4.6%
12/01/09         1.00             0            0           0.50%            0.0%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.25%            4.6%
12/01/09         1.00             0            0           0.25%            0.0%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.05             0   $        0           0.00%            4.6%
12/01/09         1.00             0            0           0.00%            0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009           0.0%

                             AUL American Unit Trust
                                    Pax World
                      Pax World Balanced R Class-704223304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments                 Cost of            Mutual Fund
                                              at Value             Investments                 Shares
                                    ------------------      ------------------     ------------------
Investments                         $          689,524      $          622,666                 33,767
                                                            ==================     ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          689,524
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $          689,524                 583,028     $             1.18
Band 100                                             -                       -                   1.18
Band 75                                              -                       -                   1.19
Band 50                                              -                       -                   1.19
Band 25                                              -                       -                   1.19
Band 0                                               -                       -                   1.19
                                    ------------------      ------------------
Total                               $          689,524                 583,028
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $            4,640
Mortality & expense charges                                                                    (3,525)
                                                                                   ------------------
Net investment income (loss)                                                                    1,115
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        7,479
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           66,858
                                                                                   ------------------
Net gain (loss)                                                                                74,337
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $           75,452
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the period from
                                                             05/01/09 to 12/31/09
                                                             --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              1,115
Net realized gain (loss)                                                    7,479
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                       66,858
                                                             --------------------
Increase (decrease) in net assets from operations                          75,452
                                                             --------------------
Contract owner transactions:
Proceeds from units sold                                                  646,588
Cost of units redeemed                                                    (32,516)
                                                             --------------------
Increase (decrease)                                                       614,072
                                                             --------------------
Net increase (decrease)                                                   689,524
Net assets, beginning                                                           -
                                                             --------------------
Net assets, ending                                           $            689,524
                                                             ====================
Units sold                                                                661,453
Units redeemed                                                            (78,425)
                                                             --------------------
Net increase (decrease)                                                   583,028
Units outstanding, beginning                                                    -
                                                             --------------------
Units outstanding, ending                                                 583,028
                                                             ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          646,588
Cost of units redeemed                                                                        (32,516)
Account charges                                                                                     -
Net investment income (loss)                                                                    1,115
Net realized gain (loss)                                                                        7,479
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           66,858
                                                                                   ------------------
                                                                                   $          689,524
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18         583      $      690          1.25%          18.3%
05/01/09          1.00           0               0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          18.5%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          18.7%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.50%          18.9%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     0        0          0.25%          19.1%
05/01/09          1.00            0              0          0.25%           0.0%

>
                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     0        0          0.00%          19.3%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%

                             AUL American Unit Trust
                                    Pax World
                Pax World Global Green Individual Class-704223783

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $            7,849    $            7,187                      903
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            7,849
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $            7,849                   6,062     $             1.29
Band 100                                             -                       -                   1.30
Band 75                                              -                       -                   1.30
Band 50                                              -                       -                   1.30
Band 25                                              -                       -                   1.30
Band 0                                               -                       -                   1.31
                                    ------------------      ------------------
  Total                             $            7,849                   6,062
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $               51
Mortality & expense charges                                                                       (30)
                                                                                   ------------------
Net investment income (loss)                                                                       21
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              662
                                                                                   ------------------
Net gain (loss)                                                                                   666
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $              687
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the period from
                                                             05/01/09 to 12/31/09
                                                             --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                 21
Net realized gain (loss)                                                        4
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                          662
                                                             --------------------
Increase (decrease) in net assets from operations                             687
                                                             --------------------
Contract owner transactions:
Proceeds from units sold                                                    7,162
Cost of units redeemed                                                          -
                                                             --------------------
Increase (decrease)                                                         7,162
                                                             --------------------
Net increase (decrease)                                                     7,849
Net assets, beginning                                                           -
                                                             --------------------
Net assets, ending                                           $              7,849
                                                             ====================
Units sold                                                                  6,062
Units redeemed                                                                  -
                                                             --------------------
Net increase (decrease)                                                     6,062
Units outstanding, beginning                                                    -
                                                             --------------------
Units outstanding, ending                                                   6,062
                                                             ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            7,162
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                       21
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              662
                                                                                   ------------------
                                                                                   $            7,849
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            6     $        8          1.25%          29.5%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.00%          29.7%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          29.9%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.1%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     0        0          0.25%          30.3%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     0        0          0.00%          30.6%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%

                             AUL American Unit Trust
                                    Pax World
                    Pax World Global Green R Class-704223767

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $           98,186    $           92,472                   11,337
                                                          ==================       ==================

Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           98,186
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $           97,656                  75,513     $             1.29
Band 100                                             -                       -                   1.30
Band 75                                              -                       -                   1.30
Band 50                                              -                       -                   1.30
Band 25                                              -                       -                   1.30
Band 0                                             530                     406                   1.30
                                    ------------------      ------------------
Total                               $           98,186                  75,919
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $              623
Mortality & expense charges                                                                      (308)
                                                                                   ------------------
Net investment income (loss)                                                                      315
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           45
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,714
                                                                                   ------------------
Net gain (loss)                                                                                 5,759
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $            6,074
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the period from
                                                             05/01/09 to 12/31/09
                                                             --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                315
Net realized gain (loss)                                                       45
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                        5,714
                                                             --------------------
Increase (decrease) in net assets from operations                           6,074
                                                             --------------------
Contract owner transactions:
Proceeds from units sold                                                   92,644
Cost of units redeemed                                                       (532)
                                                             --------------------
Increase (decrease)                                                        92,112
                                                             --------------------
Net increase (decrease)                                                    98,186
Net assets, beginning                                                           -
                                                             --------------------
Net assets, ending                                           $             98,186
                                                             ====================
Units sold                                                                 76,360
Units redeemed                                                               (441)
                                                             --------------------
Net increase (decrease)                                                    75,919
Units outstanding, beginning                                                    -
                                                             --------------------
Units outstanding, ending                                                  75,919
                                                             ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           92,644
Cost of units redeemed                                                                           (532)
Account charges                                                                                     -
Net investment income (loss)                                                                      315
Net realized gain (loss)                                                                           45
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,714
                                                                                   ------------------
                                                                                   $           98,186
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29          76      $       98          1.25%          29.3%
05/01/09          1.00           0               0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.00%          29.5%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          29.8%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.0%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     0        0          0.25%          30.2%
05/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     0        1          0.00%          30.4%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%

                             AUL American Unit Trust
                                    Pax World
            Pax World Balanced Individual Class-704223106 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $                -    $                -                        -
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

>
                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $                -                       -     $             1.18
Band 100                                             -                       -                   1.19
Band 75                                              -                       -                   1.19
Band 50                                              -                       -                   1.19
Band 25                                              -                       -                   1.19
Band 0                                               -                       -                   1.19
                                    ------------------      ------------------
  Total                             $                -                       -
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $                -
Mortality & expense charges                                                                         -
                                                                                   ------------------
Net investment income (loss)                                                                        -
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
Net gain (loss)                                                                                     -
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $                -
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              For the period from
                                                             05/01/09 to 12/31/09
                                                             --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $                  -
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            -
                                                             --------------------
Increase (decrease) in net assets from operations                               -
                                                             --------------------
Contract owner transactions:
Proceeds from units sold                                                        -
Cost of units redeemed                                                          -
                                                             --------------------
Increase (decrease)                                                             -
                                                             --------------------
Net increase (decrease)                                                         -
Net assets, beginning                                                           -
                                                             --------------------
Net assets, ending                                           $                  -
                                                             ====================
Units sold                                                                      -
Units redeemed                                                                  -
                                                             --------------------
Net increase (decrease)                                                         -
Units outstanding, beginning                                                    -
                                                             --------------------
Units outstanding, ending                                                       -
                                                             ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.25%          18.4%
05/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          18.6%
05/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          18.8%
05/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.50%          19.0%
05/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.25%          19.2%
05/01/09          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.00%          19.4%
05/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                      PIMCO
             Allianz CCM Capital Appreciation Retail Class-018918169

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $          302,446    $          259,202                   21,047
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          302,446
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $          302,318                 288,671     $             1.05
Band 100                                           128                     121                   1.06
Band 75                                              -                       -                   1.08
Band 50                                              -                       -                   1.10
Band 25                                              -                       -                   1.11
Band 0                                               -                       -                   1.13
                                    ------------------      ------------------
  Total                             $          302,446                 288,792
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $                1
Mortality & expense charges                                                                   (21,300)
                                                                                   ------------------
Net investment income (loss)                                                                  (21,299)
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (682,050)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,059,063
                                                                                   ------------------
Net gain (loss)                                                                               377,013
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $          355,714
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (21,299)    $          (25,223)
Net realized gain (loss)                                              (682,050)               (38,211)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,059,063             (1,062,851)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      355,714             (1,126,285)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            (1,329,737)               606,673
Cost of units redeemed                                                (306,385)              (220,873)
                                                             -----------------     ------------------
Increase (decrease)                                                 (1,636,122)               385,800
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,280,408)              (740,485)
Net assets, beginning                                                1,582,854              2,323,339
                                                             -----------------     ------------------
Net assets, ending                                           $         302,446              1,582,854
                                                             =================     ==================
Units sold                                                             453,933                501,609
Units redeemed                                                      (1,987,497)              (187,796)
                                                             -----------------     ------------------
Net increase (decrease)                                             (1,533,564)               313,813
Units outstanding, beginning                                         1,822,356              1,508,543
                                                             -----------------     ------------------
Units outstanding, ending                                              288,792              1,822,356
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,990,731
Cost of units redeemed                                                                     (1,276,228)
Account charges                                                                                     -
Net investment income (loss)                                                                  (90,847)
Net realized gain (loss)                                                                     (690,820)
Realized gain distributions                                                                   326,366
Net change in unrealized appreciation (depreciation)                                           43,244
                                                                                   ------------------
                                                                                   $          302,446
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05          289     $      302          1.25%          20.6%
12/31/08          0.87        1,822          1,583          1.25%         -43.6%
12/31/07          1.54        1,509          2,323          1.25%          15.3%
12/31/06          1.34        1,479          1,975          1.25%           5.1%
12/31/05          1.27          115            146          1.25%           7.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            0     $        0          1.00%          20.9%
12/31/08          0.88            0              0          1.00%         -43.5%
12/31/07          1.56            0              0          1.00%          15.6%
12/31/06          1.35            0              0          1.00%           5.3%
12/31/05          1.28            0     0        0          1.00%           7.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          0.75%          21.2%
12/31/08          0.89            0              0          0.75%         -43.3%
12/31/07          1.57            0              0          0.75%          15.9%
12/31/06          1.36            0              0          0.75%           5.6%
12/31/05          1.29            0     0        0          0.75%           7.6%
>
                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.50%          21.5%
12/31/08          0.90            0              0          0.50%         -43.2%
12/31/07          1.59            0              0          0.50%          16.2%
12/31/06          1.37            0              0          0.50%           5.8%
12/31/05          1.29            0              0          0.50%           7.9%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.25%          21.8%
12/31/08          0.92            0              0          0.25%         -43.0%
12/31/07          1.61            0              0          0.25%          16.5%
12/31/06          1.38            0              0          0.25%           6.1%
12/31/05          1.30            0              0          0.25%           8.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.00%          22.1%
12/31/08          0.93            0              0          0.00%         -42.9%
12/31/07          1.62            0              0          0.00%          16.8%
12/31/06          1.39            0              0          0.00%           6.4%
12/31/05          1.31            0              0          0.00%           8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.1%
2006              0.3%
2005              0.3%

                             AUL American Unit Trust
                                      PIMCO
             Allianz NFJ Small-Cap Value Fund Retail Class-018918755

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $        5,819,597    $        5,620,020                  244,829
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,819,597
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $       5,052,921                3,197,438   $               1.58
Band 100                                       68,072                   42,407                   1.61
Band 75                                             -                        -                   1.63
Band 50                                         3,589                    2,167                   1.66
Band 25                                             -                        -                   1.68
Band 0                                        695,015                  406,525                   1.71
                                    ------------------      ------------------
  Total                             $       5,819,597                3,648,537
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $           56,278
Mortality & expense charges                                                                   (46,103)
                                                                                   ------------------
Net investment income (loss)                                                                   10,175
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (543,850)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,589,997
                                                                                   ------------------
Net gain (loss)                                                                             1,046,147
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $        1,056,322
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          10,175     $           13,354
Net realized gain (loss)                                              (543,850)              (108,696)
Realized gain distributions                                                  -                291,575
Net change in unrealized appreciation (depreciation)                 1,589,997             (1,159,101)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,056,322               (962,868)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,916,938              2,090,561
Cost of units redeemed                                              (1,123,818)              (761,589)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,793,120              1,328,972
                                                             -----------------     ------------------
Net increase (decrease)                                              2,849,442                366,104
Net assets, beginning                                                2,970,155              2,604,051
                                                             -----------------     ------------------
Net assets, ending                                           $       5,819,597              2,970,155
                                                             =================     ==================
Units sold                                                           2,359,058              1,303,184
Units redeemed                                                        (987,203)              (472,508)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,371,855                830,676
Units outstanding, beginning                                         2,276,682              1,446,006
                                                             -----------------     ------------------
Units outstanding, ending                                            3,648,537              2,276,682
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       22,814,628
Cost of units redeemed                                                                    (18,441,022)
Account charges                                                                                     -
Net investment income (loss)                                                                  (33,160)
Net realized gain (loss)                                                                     (925,929)
Realized gain distributions                                                                 2,205,503
Net change in unrealized appreciation (depreciation)                                          199,577
                                                                                   ------------------
                                                                                   $        5,819,597
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.58          3,197   $    5,053          1.25%          22.2%
12/31/08          1.29          1,975        2,555          1.25%         -27.6%
12/31/07          1.79          1,204        2,150          1.25%           4.5%
12/31/06          1.71          5,981       10,220          1.25%          17.0%
12/31/05          1.46            756        1,104          1.25%           8.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.61           42     $       68          1.00%          22.5%
12/31/08          1.31           26             34          1.00%         -27.4%
12/31/07          1.81           36             65          1.00%           4.8%
12/31/06          1.72           49             85          1.00%          17.1%
12/31/05          1.47            0     0        0          1.00%           8.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.63            0     $        0          0.75%          22.8%
12/31/08          1.33            0              0          0.75%         -27.2%
12/31/07          1.82            0              0          0.75%           5.1%
12/31/06          1.74            0              0          0.75%          17.4%
12/31/05          1.48            0     0        0          0.75%           9.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.66            2     $        4          0.50%          23.1%
12/31/08          1.35            0              0          0.50%         -27.0%
12/31/07          1.84            0              0          0.50%           5.3%
12/31/06          1.75            0              0          0.50%          17.6%
12/31/05          1.49            0              0          0.50%           9.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.68            0     $        0          0.25%          23.4%
12/31/08          1.36            0              0          0.25%         -26.8%
12/31/07          1.86            0              0          0.25%           5.6%
12/31/06          1.77            0              0          0.25%          17.9%
12/31/05          1.50            0              0          0.25%           9.7%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.71          407     $      695          0.00%          23.7%
12/31/08          1.38          275            380          0.00%         -26.7%
12/31/07          1.88          206            389          0.00%           5.9%
12/31/06          1.78          114            203          0.00%          18.2%
12/31/05          1.51            0              0          0.00%          10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              1.6%
2007              0.5%
2006              2.7%
2005              3.2%

                             AUL American Unit Trust
                                      PIMCO
               Allianz NFJ Renaissance Fund Admin Class-018918631

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $          587,587    $          709,850                   41,467
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          587,587
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $          587,587                 537,575     $             1.09
Band 100                                             -                       -                   1.11
Band 75                                              -                       -                   1.13
Band 50                                              -                       -                   1.15
Band 25                                              -                       -                   1.16
Band 0                                               -                       -                   1.20
                                    ------------------      ------------------
  Total                             $          587,587                 537,575
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $            9,168
Mortality & expense charges                                                                    (6,159)
                                                                                   ------------------
Net investment income (loss)                                                                    3,009
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (46,636)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          185,918
                                                                                   ------------------
Net gain (loss)                                                                               139,282
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $          142,291
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,009     $           (2,537)
Net realized gain (loss)                                               (46,636)            (1,059,981)
Realized gain distributions                                                  -                     55
Net change in unrealized appreciation (depreciation)                   185,918                707,106
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      142,291               (355,357)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                27,268               (177,100)
Cost of units redeemed                                                 (47,985)              (109,231)
                                                             -----------------     ------------------
Increase (decrease)                                                    (20,717)              (286,331)
                                                             -----------------     ------------------
Net increase (decrease)                                                121,574               (641,688)
Net assets, beginning                                                  466,013              1,107,701
                                                             -----------------     ------------------
Net assets, ending                                           $         587,587                466,013
                                                             =================     ==================
Units sold                                                              62,986                124,731
Units redeemed                                                         (88,806)              (355,382)
                                                             -----------------     ------------------
Net increase (decrease)                                                (25,820)              (230,651)
Units outstanding, beginning                                           563,395                794,046
                                                             -----------------     ------------------
Units outstanding, ending                                              537,575                563,395
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,172,348
Cost of units redeemed                                                                     (7,404,907)
Account charges                                                                                     -
Net investment income (loss)                                                                 (213,922)
Net realized gain (loss)                                                                   (1,266,399)
Realized gain distributions                                                                 2,422,730
Net change in unrealized appreciation (depreciation)                                         (122,263)
                                                                                   ------------------
                                                                                   $          587,587
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $    1.09           538     $      588          1.25%          32.1%
12/31/08         0.83           563            466          1.25%         -40.7%
12/31/07         1.40           794          1,108          1.25%           4.4%
12/31/06         1.34         3,998          5,344          1.25%          10.5%
12/31/05         1.21         3,986          4,823          1.25%          -4.7%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          1.00%          32.5%
12/31/08          0.84            0              0          1.00%         -40.6%
12/31/07          1.41            0              0          1.00%           4.6%
12/31/06          1.35            0              0          1.00%          11.1%
12/31/05          1.21            0     0        0          1.00%          -4.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.75%          32.8%
12/31/08          0.85            0              0          0.75%         -40.4%
12/31/07          1.42            0              0          0.75%           4.9%
12/31/06          1.36            0              0          0.75%          11.3%
12/31/05          1.22            0     0        0          0.75%          -4.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.50%          33.1%
12/31/08          0.86            0              0          0.50%         -40.3%
12/31/07          1.44            0              0          0.50%           5.2%
12/31/06          1.37            0              0          0.50%          11.6%
12/31/05          1.23            0              0          0.50%          -4.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.25%          33.5%
12/31/08          0.87            0              0          0.25%         -40.1%
12/31/07          1.46            0              0          0.25%           5.4%
12/31/06          1.38            0              0          0.25%          11.9%
12/31/05          1.23            0              0          0.25%          -3.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.00%          33.8%
12/31/08          0.90            0              0          0.00%         -40.0%
12/31/07          1.50            0              0          0.00%           5.7%
12/31/06          1.42            0              0          0.00%          12.2%
12/31/05          1.26            0              0          0.00%          -3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              0.8%
2007              0.6%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                      PIMCO
                 Allianz NFJ Renaissance Fund R Class-018918680

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $           38,545    $           38,337                    3,126
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           38,545
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $           38,545                  34,461     $             1.12
Band 100                                             -                       -                   1.14
Band 75                                              -                       -                   1.15
Band 50                                              -                       -                   1.17
Band 25                                              -                       -                   1.19
Band 0                                               -                       -                   1.21
                                    ------------------      ------------------
  Total                             $           38,545                  34,461
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $              541
Mortality & expense charges                                                                      (395)
                                                                                   ------------------
Net investment income (loss)                                                                      146
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (7,676)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           16,278
                                                                                   ------------------
Net gain (loss)                                                                                 8,602
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $            8,748
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             146     $               87
Net realized gain (loss)                                                (7,676)                (9,258)
Realized gain distributions                                                  -                      4
Net change in unrealized appreciation (depreciation)                    16,278                 (7,257)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        8,748                (16,424)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 8,195                 31,457
Cost of units redeemed                                                 (11,249)               (16,755)
                                                             -----------------     ------------------
Increase (decrease)                                                     (3,054)                14,702
                                                             -----------------     ------------------
Net increase (decrease)                                                  5,694                 (1,722)
Net assets, beginning                                                   32,851                 34,573
                                                             -----------------     ------------------
Net assets, ending                                           $          38,545                 32,851
                                                             =================     ==================
Units sold                                                               8,318                 28,891
Units redeemed                                                         (12,533)               (14,249)
                                                             -----------------     ------------------
Net increase (decrease)                                                 (4,215)                14,642
Units outstanding, beginning                                            38,676                 24,034
                                                             -----------------     ------------------
Units outstanding, ending                                               34,461                 38,676
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           93,514
Cost of units redeemed                                                                        (45,050)
Account charges                                                                                     -
Net investment income (loss)                                                                      (21)
Net realized gain (loss)                                                                      (16,922)
Realized gain distributions                                                                     6,816
Net change in unrealized appreciation (depreciation)                                              208
                                                                                   ------------------
                                                                                   $           38,545
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12           34     $       39          1.25%          31.7%
12/31/08          0.85           39             33          1.25%         -41.0%
12/31/07          1.44           24             35          1.25%           4.0%
12/31/06          1.38            5              7          1.25%          10.7%
12/31/05          1.25            0              0          1.25%          -5.3%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          1.00%          32.0%
12/31/08          0.86            0              0          1.00%         -40.8%
12/31/07          1.45            0              0          1.00%           4.3%
12/31/06          1.39            0              0          1.00%          10.6%
12/31/05          1.26            0     0        0          1.00%          -4.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.75%          32.3%
12/31/08          0.87            0              0          0.75%         -40.7%
12/31/07          1.47            0              0          0.75%           4.5%
12/31/06          1.41            0              0          0.75%          10.9%
12/31/05          1.27            0     0        0          0.75%          -4.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.50%          32.7%
12/31/08          0.88            0              0          0.50%         -40.5%
12/31/07          1.49            0              0          0.50%           4.8%
12/31/06          1.42            0              0          0.50%          11.2%
12/31/05          1.27            0              0          0.50%          -4.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.25%          33.0%
12/31/08          0.90            0              0          0.25%         -40.4%
12/31/07          1.50            0              0          0.25%           5.1%
12/31/06          1.43            0              0          0.25%          11.5%
12/31/05          1.28            0              0          0.25%          -4.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.00%          33.3%
12/31/08          0.91            0              0          0.00%         -40.2%
12/31/07          1.52            0              0          0.00%           5.3%
12/31/06          1.44            0              0          0.00%          11.8%
12/31/05          1.29            0              0          0.00%          -3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%
2008              1.6%
2007              0.3%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                      PIMCO
                     PIMCO High Yield Admin Class-693390650

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------       ------------------
Investments                         $        4,244,680    $        4,303,321                  482,350
                                                          ==================       ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,244,680
                                    ==================


                                                                         Units           Accumulation
                                            Net Assets             Outstanding             Unit Value
                                    ------------------      ------------------     ------------------
Band 125                            $       4,244,680                2,716,640     $             1.56
Band 100                                            -                        -                   1.59
Band 75                                             -                        -                   1.61
Band 50                                             -                        -                   1.64
Band 25                                             -                        -                   1.66
Band 0                                              -                        -                   1.72
                                    ------------------      ------------------
  Total                             $       4,244,680                2,716,640
                                    ==================      ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                    $          306,409
Mortality & expense charges                                                                   (42,860)
                                                                                   ------------------
Net investment income (loss)                                                                  263,549
                                                                                   ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (248,248)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,202,452
                                                                                   ------------------
Net gain (loss)                                                                               954,204
                                                                                   ------------------
Increase (decrease) in net assets from operations                                  $        1,217,753
                                                                                   ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         263,549     $          325,369
Net realized gain (loss)                                              (248,248)              (512,771)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,202,452             (1,127,954)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,217,753             (1,315,356)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               942,739               (156,715)
Cost of units redeemed                                                (929,466)            (1,381,142)
                                                             -----------------     ------------------
Increase (decrease)                                                     13,273             (1,537,857)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,231,026             (2,853,213)
Net assets, beginning                                                3,013,654              5,866,867
                                                             -----------------     ------------------
Net assets, ending                                           $       4,244,680              3,013,654
                                                             =================     ==================
Units sold                                                             904,316                862,587
Units redeemed                                                        (926,139)            (2,130,526)
                                                             -----------------     ------------------
Net increase (decrease)                                                (21,823)            (1,267,939)
Units outstanding, beginning                                         2,738,463              4,006,402
                                                             -----------------     ------------------
Units outstanding, ending                                            2,716,640              2,738,463
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,928,898
Cost of units redeemed                                                                     (3,925,456)
Account charges                                                                                     -
Net investment income (loss)                                                                1,068,287
Net realized gain (loss)                                                                     (771,342)
Realized gain distributions                                                                     2,934
Net change in unrealized appreciation (depreciation)                                          (58,641)
                                                                                   ------------------
                                                                                   $        4,244,680
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.56        2,717     $    4,245          1.25%          42.0%
12/31/08          1.10        2,738          3,014          1.25%         -24.8%
12/31/07          1.46        4,006          5,867          1.25%           2.2%
12/31/06          1.43        3,172          4,545          1.25%           7.7%
12/31/05          1.33          204            271          1.25%           3.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.59            0     $        0          1.00%          42.3%
12/31/08          1.12            0              0          1.00%         -24.7%
12/31/07          1.48            0              0          1.00%           2.4%
12/31/06          1.44            0              0          1.00%           8.1%
12/31/05          1.34            0     0        0          1.00%           3.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $      1.61           0     $        0          0.75%          42.7%
12/31/08           1.13           0              0          0.75%         -24.5%
12/31/07           1.50           0              0          0.75%           2.7%
12/31/06           1.46           0              0          0.75%           8.4%
12/31/05           1.34           0     0        0          0.75%           3.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.64            0     $        0          0.50%          43.0%
12/31/08          1.14            0              0          0.50%         -24.3%
12/31/07          1.51            0              0          0.50%           3.0%
12/31/06          1.47            0              0          0.50%           8.7%
12/31/05          1.35            0              0          0.50%           4.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.66            0     $        0          0.25%          43.4%
12/31/08          1.16            0              0          0.25%         -24.1%
12/31/07          1.53            0              0          0.25%           3.2%
12/31/06          1.48            0              0          0.25%           8.9%
12/31/05          1.36            0              0          0.25%           4.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.72            0     $        0          0.00%          43.8%
12/31/08          1.19            0              0          0.00%         -23.9%
12/31/07          1.57            0              0          0.00%           3.5%
12/31/06          1.52            0              0          0.00%           9.2%
12/31/05          1.39            0              0          0.00%           7.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              8.4%
2008              8.7%
2007              7.6%
2006              7.6%
2005              0.0%

                             AUL American Unit Trust
                                      PIMCO
                     PIMCO High Yield Retail Class-72200Q794

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,630,286    $        1,582,338                  185,259
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,630,286
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,410,274             1,041,692     $               1.35
Band 100                                        28,363                20,626                     1.38
Band 75                                              -                     -                     1.40
Band 50                                        166,111               117,077                     1.42
Band 25                                              -                     -                     1.44
Band 0                                          25,538                17,437                     1.46
                                    ------------------    ------------------
  Total                             $        1,630,286             1,196,832
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             95,503
Mortality & expense charges                                                                   (12,800)
                                                                                 --------------------
Net investment income (loss)                                                                   82,703
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (57,608)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          364,075
                                                                                 --------------------
Net gain (loss)                                                                               306,467
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            389,170
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          82,703     $           60,814
Net realized gain (loss)                                               (57,608)               (54,387)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   364,075               (297,755)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      389,170               (291,328)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               655,176                483,355
Cost of units redeemed                                                (264,262)              (210,728)
                                                             -----------------     ------------------
Increase (decrease)                                                    390,914                272,627
                                                             -----------------     ------------------
Net increase (decrease)                                                780,084                (18,701)
Net assets, beginning                                                  850,202                868,903
                                                             -----------------     ------------------
Net assets, ending                                           $       1,630,286                850,202
                                                             =================     ==================
Units sold                                                             548,511                407,590
Units redeemed                                                        (235,895)              (200,340)
                                                             -----------------     ------------------
Net increase (decrease)                                                312,616                207,250
Units outstanding, beginning                                           884,216                676,966
                                                             -----------------     ------------------
Units outstanding, ending                                            1,196,832                884,216
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        2,399,424
Cost of units redeemed                                                                       (941,572)
Account charges                                                                                     -
Net investment income (loss)                                                                  233,604
Net realized gain (loss)                                                                     (110,311)
Realized gain distributions                                                                     1,193
Net change in unrealized appreciation (depreciation)                                           47,948
                                                                                   ------------------
                                                                                   $        1,630,286
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35        1,042     $    1,410          1.25%          41.5%
12/31/08          0.96          764            731          1.25%         -25.1%
12/31/07          1.28          590            755          1.25%           1.8%
12/31/06          1.26          572            718          1.25%           7.3%
12/31/05          1.17          234            274          1.25%           2.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38           21     $       28          1.00%          41.8%
12/31/08          0.97           19             18          1.00%         -25.0%
12/31/07          1.29            0              0          1.00%           2.0%
12/31/06          1.27            0              0          1.00%           7.7%
12/31/05          1.18            0     0        0          1.00%           3.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          0.75%          42.2%
12/31/08          0.98            0              0          0.75%         -24.8%
12/31/07          1.31            0              0          0.75%           2.3%
12/31/06          1.28            0              0          0.75%           7.9%
12/31/05          1.18            0     0        0          0.75%         -18.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42          117     $      166          0.50%          42.6%
12/31/08          1.00          101            101          0.50%         -24.6%
12/31/07          1.32           86            114          0.50%           2.5%
12/31/06          1.29           81            104          0.50%           8.2%
12/31/05          1.19            0              0          0.50%           3.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.44            0     $        0          0.25%          42.9%
12/31/08          1.01            0              0          0.25%         -24.4%
12/31/07          1.33            0              0          0.25%           2.8%
12/31/06          1.30            0              0          0.25%           8.5%
12/31/05          1.20            0              0          0.25%           3.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.46           17    $        26          0.00%          43.3%
12/31/08          1.02            0              0          0.00%         -24.2%
12/31/07          1.35            0              0          0.00%           3.1%
12/31/06          1.31            0              0          0.00%           8.8%
12/31/05          1.20            0              0          0.00%           4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         7.7%
2008         8.3%
2007         6.7%
2006         7.8%
2005         5.6%

                             AUL American Unit Trust
                                      PIMCO
                    PIMCO Total Return Retail Class-72200Q851

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,448,653    $       11,146,003                1,060,060
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,448,653
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       11,010,183             8,336,507     $               1.32
Band 100                                        87,915                65,536                     1.34
Band 75                                              -                     -                     1.36
Band 50                                              -                     -                     1.38
Band 25                                              -                     -                     1.41
Band 0                                         350,555               245,381                     1.43
                                    ------------------    ------------------
  Total                             $       11,448,653             8,647,424
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            353,985
Mortality & expense charges                                                                   (90,711)
                                                                                 --------------------
Net investment income (loss)                                                                  263,274
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (21,578)
Realized gain distributions                                                                   109,509
Net change in unrealized appreciation (depreciation)                                          364,118
                                                                                 --------------------
Net gain (loss)                                                                               452,049
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            715,323
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         263,274     $           83,266
Net realized gain (loss)                                               (21,578)                 7,583
Realized gain distributions                                            109,509                192,151
Net change in unrealized appreciation (depreciation)                   364,118               (110,263)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      715,323                172,737
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            10,774,616              3,652,938
Cost of units redeemed                                              (4,439,076)            (1,035,486)
                                                             -----------------     ------------------
Increase (decrease)                                                  6,335,540              2,617,452
                                                             -----------------     ------------------
Net increase (decrease)                                              7,050,863              2,790,189
Net assets, beginning                                                4,397,790              1,607,601
                                                             -----------------     ------------------
Net assets, ending                                           $      11,448,653              4,397,790
                                                             =================     ==================
Units sold                                                           9,772,529              3,358,251
Units redeemed                                                      (4,841,635)            (1,038,044)
                                                             -----------------     ------------------
Net increase (decrease)                                              4,930,894              2,320,207
Units outstanding, beginning                                         3,716,530              1,396,323
                                                             -----------------     ------------------
Units outstanding, ending                                            8,647,424              3,716,530
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       26,249,367
Cost of units redeemed                                                                    (16,295,916)
Account charges                                                                                     -
Net investment income (loss)                                                                  749,786
Net realized gain (loss)                                                                       44,815
Realized gain distributions                                                                   397,951
Net change in unrealized appreciation (depreciation)                                          302,650
                                                                                   ------------------
                                                                                   $       11,448,653
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.32        8,337     $   11,010          1.25%          11.7%
12/31/08          1.18        3,644          4,310          1.25%           2.8%
12/31/07          1.15        1,373          1,581          1.25%           7.0%
12/31/06          1.08        6,859          7,379          1.25%           2.5%
12/31/05          1.05        1,002          1,052          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34           66    $        88          1.00%          11.9%
12/31/08          1.20           65             77          1.00%           3.0%
12/31/07          1.16           16             19          1.00%           7.2%
12/31/06          1.08            6              6          1.00%           2.2%
12/31/05          1.06            0    0         0          1.00%           1.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.36            0     $        0          0.75%          12.2%
12/31/08          1.21            0              0          0.75%           3.3%
12/31/07          1.18            0              0          0.75%           7.5%
12/31/06          1.09            0              0          0.75%           2.5%
12/31/05          1.07            0     0        0          0.75%           1.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.50%          12.5%
12/31/08          1.23            0              0          0.50%           3.6%
12/31/07          1.19            0              0          0.50%           7.8%
12/31/06          1.10            0              0          0.50%           2.7%
12/31/05          1.07            0              0          0.50%           1.8%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.41            0     $        0          0.25%          12.8%
12/31/08          1.25            0              0          0.25%           3.8%
12/31/07          1.20            0              0          0.25%           8.1%
12/31/06          1.11            0              0          0.25%           3.0%
12/31/05          1.08            0              0          0.25%           2.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.43          245     $      351          0.00%          13.1%
12/31/08          1.26            8             10          0.00%           4.1%
12/31/07          1.21            7              8          0.00%           8.3%
12/31/06          1.12            0              0          0.00%           3.3%
12/31/05          1.09            0              0          0.00%           2.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.5%
2008              3.8%
2007              7.6%
2006              5.1%
2005              2.5%

                             AUL American Unit Trust
                                      PIMCO
      Allianz RCM Large Cap Growth Fund Retail Class-018919811 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.16
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.22
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          1.25%          36.4%
12/31/08          0.85            0              0          1.25%         -39.5%
12/31/07          1.41            0              0          1.25%          11.3%
12/31/06          1.26            0              0          1.25%           5.3%
12/31/05          1.20            0              0          1.25%           8.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          36.7%
12/31/08          0.86            0              0          1.00%         -39.3%
12/31/07          1.42            0              0          1.00%          11.6%
12/31/06          1.27            0              0          1.00%           5.5%
12/31/05          1.21            0     0        0          1.00%           8.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          37.1%
12/31/08          0.87            0              0          0.75%         -39.2%
12/31/07          1.44            0              0          0.75%          11.9%
12/31/06          1.28            0              0          0.75%           5.8%
12/31/05          1.21            0     0        0          0.75%           8.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.50%          37.4%
12/31/08          0.89            0              0          0.50%         -39.0%
12/31/07          1.45            0              0          0.50%          12.2%
12/31/06          1.29            0              0          0.50%           6.1%
12/31/05          1.22            0              0          0.50%           8.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.25%          37.8%
12/31/08          0.90            0              0          0.25%         -38.9%
12/31/07          1.47            0              0          0.25%          12.5%
12/31/06          1.31            0              0          0.25%           6.3%
12/31/05          1.23            0              0          0.25%           9.2%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.00%          38.1%
12/31/08          0.91            0              0          0.00%         -38.7%
12/31/07          1.48            0              0          0.00%          12.7%
12/31/06          1.32            0              0          0.00%           6.6%
12/31/05          1.24            0              0          0.00%           9.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                      PIMCO
                      Allianz CCM Mid-Cap R Class-018918565

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           33,132    $           38,852                    1,762
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           33,132
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            4,756                 5,828     $               0.82
Band 100                                        23,286                28,306                     0.82
Band 75                                              -                     -                     0.83
Band 50                                              -                     -                     0.84
Band 25                                              -                     -                     0.84
Band 0                                           5,090                 5,993                     0.85
                                    ------------------    ------------------
  Total                             $           33,132                40,127
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (218)
                                                                                 --------------------
Net investment income (loss)                                                                     (218)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (228)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,227
                                                                                 --------------------
Net gain (loss)                                                                                 5,999
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,781
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (218)    $             (118)
Net realized gain (loss)                                                  (228)                  (436)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     6,227                (11,947)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        5,781                (12,501)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                10,562                 29,966
Cost of units redeemed                                                    (169)                  (507)
                                                             -----------------     ------------------
Increase (decrease)                                                     10,393                 29,459
                                                             -----------------     ------------------
Net increase (decrease)                                                 16,174                 16,958
Net assets, beginning                                                   16,958                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          33,132                 16,958
                                                             =================     ==================
Units sold                                                              14,922                 26,497
Units redeemed                                                            (270)                (1,022)
                                                             -----------------     ------------------
Net increase (decrease)                                                 14,652                 25,475
Units outstanding, beginning                                            25,475                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               40,127                 25,475
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           40,528
Cost of units redeemed                                                                           (676)
Account charges                                                                                     -
Net investment income (loss)                                                                     (336)
Net realized gain (loss)                                                                         (664)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           (5,720)
                                                                                   ------------------
                                                                                   $           33,132
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            6     $        5          1.25%          23.4%
12/31/08          0.66            0              0          1.25%         -45.5%
12/31/07          1.21            0              0          1.25%          19.7%
12/31/06          1.01            0              0          1.25%           1.3%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82           28     $       23          1.00%          23.7%
12/31/08          0.67           25             16          1.00%         -45.3%
12/31/07          1.22            0              0          1.00%          20.0%
12/31/06          1.01            0              0          1.00%           1.4%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.75%          24.0%
12/31/08          0.67            0              0          0.75%         -45.2%
12/31/07          1.22            0              0          0.75%          20.3%
12/31/06          1.01            0              0          0.75%           1.4%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.50%          24.3%
12/31/08          0.67            0              0          0.50%         -45.1%
12/31/07          1.22            0              0          0.50%          20.6%
12/31/06          1.01            0              0          0.50%           1.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.25%          24.6%
12/31/08          0.68            0              0          0.25%         -44.9%
12/31/07          1.23            0              0          0.25%          20.9%
12/31/06          1.02            0              0          0.25%           1.5%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            6     $        5          0.00%          24.9%
12/31/08          0.68            1              1          0.00%         -44.8%
12/31/07          1.23            0              0          0.00%          21.2%
12/31/06          1.02            0              0          0.00%           1.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                      PIMCO
                Allianz NFJ Dividend Value Admin Class-018918235

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,637,023    $        1,796,735                  156,353
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,637,023
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,637,023             2,169,630     $               0.75
Band 100                                             -                     -                     0.76
Band 75                                              -                     -                     0.77
Band 50                                              -                     -                     0.77
Band 25                                              -                     -                     0.78
Band 0                                               -                     -                     0.79
                                    ------------------    ------------------
  Total                             $        1,637,023             2,169,630
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             56,804
Mortality & expense charges                                                                   (16,640)
                                                                                 --------------------
Net investment income (loss)                                                                   40,164
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (141,463)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          290,322
                                                                                 --------------------
Net gain (loss)                                                                               148,859
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            189,023
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          40,164     $           18,597
Net realized gain (loss)                                              (141,463)               (88,516)
Realized gain distributions                                                  -                 74,730
Net change in unrealized appreciation (depreciation)                   290,322               (418,204)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      189,023               (413,393)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               438,577              2,321,913
Cost of units redeemed                                                (223,568)            (1,032,685)
                                                             -----------------     ------------------
Increase (decrease)                                                    215,009              1,289,228
                                                             -----------------     ------------------
Net increase (decrease)                                                404,032                875,835
Net assets, beginning                                                1,232,991                357,156
                                                             -----------------     ------------------
Net assets, ending                                           $       1,637,023              1,232,991
                                                             =================     ==================
Units sold                                                             699,171              2,715,327
Units redeemed                                                        (353,549)            (1,224,367)
                                                             -----------------     ------------------
Net increase (decrease)                                                345,622              1,490,960
Units outstanding, beginning                                         1,824,008                333,048
                                                             -----------------     ------------------
Units outstanding, ending                                            2,169,630              1,824,008
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,146,079
Cost of units redeemed                                                                     (1,273,285)
Account charges                                                                                     -
Net investment income (loss)                                                                   61,667
Net realized gain (loss)                                                                     (230,701)
Realized gain distributions                                                                    92,975
Net change in unrealized appreciation (depreciation)                                         (159,712)
                                                                                   ------------------
                                                                                   $        1,637,023
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75        2,170     $    1,637          1.25%          11.6%
12/31/08          0.68        1,824          1,233          1.25%         -37.0%
12/31/07          1.07          333            357          1.25%           3.0%
12/31/06          1.04            0              0          1.25%           4.1%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          1.00%          11.9%
12/31/08          0.68            0              0          1.00%         -36.8%
12/31/07          1.08            0              0          1.00%           3.3%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.75%          12.2%
12/31/08          0.68            0              0          0.75%         -36.6%
12/31/07          1.08            0              0          0.75%           3.6%
12/31/06          1.04            0              0          0.75%           4.2%
10/23/06          1.00            0     0        0          0.75%           0.0%

<
                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.50%          12.5%
12/31/08          0.69            0              0          0.50%         -36.5%
12/31/07          1.08            0              0          0.50%           3.8%
12/31/06          1.04            0              0          0.50%           4.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78            0     $        0          0.25%          12.7%
12/31/08          0.69            0              0          0.25%         -36.3%
12/31/07          1.09            0              0          0.25%           4.1%
12/31/06          1.04            0              0          0.25%           4.3%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.79            0     $        0          0.00%          13.0%
12/31/08          0.69            0              0          0.00%         -36.2%
12/31/07          1.09            0              0          0.00%           4.3%
12/31/06          1.04            0              0          0.00%           4.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.0%
2008              3.6%
2007              2.2%
2006              0.0%

                             AUL American Unit Trust
                                      PIMCO
                  Allianz NFJ Dividend Value R Class-018918284

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,444,844    $        3,067,009                  333,157
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,444,844
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,242,351             4,345,901     $               0.75
Band 100                                         3,181                 4,230                     0.75
Band 75                                              -                     -                     0.76
Band 50                                              -                     -                     0.76
Band 25                                              -                     -                     0.77
Band 0                                         199,312               256,696                     0.78
                                    ------------------    ------------------
  Total                             $        3,444,844             4,606,827
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             99,719
Mortality & expense charges                                                                   (32,262)
                                                                                 --------------------
Net investment income (loss)                                                                   67,457
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (569,582)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          991,123
                                                                                 --------------------
Net gain (loss)                                                                               421,541
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            488,998
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          67,457     $           22,085
Net realized gain (loss)                                              (569,582)               (65,171)
Realized gain distributions                                                  -                104,365
Net change in unrealized appreciation (depreciation)                   991,123               (545,323)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      488,998               (484,044)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,987,729              2,467,213
Cost of units redeemed                                                (948,544)              (853,811)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,039,185              1,613,402
                                                             -----------------     ------------------
Net increase (decrease)                                              1,528,183              1,129,358
Net assets, beginning                                                1,916,661                787,303
                                                             -----------------     ------------------
Net assets, ending                                           $       3,444,844              1,916,661
                                                             =================     ==================
Units sold                                                           4,283,439              4,276,420
Units redeemed                                                      (2,535,211)            (2,154,747)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,748,228              2,121,673
Units outstanding, beginning                                         2,858,599                736,926
                                                             -----------------     ------------------
Units outstanding, ending                                            4,606,827              2,858,599
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,734,510
Cost of units redeemed                                                                     (3,248,980)
Account charges                                                                                     -
Net investment income (loss)                                                                   93,283
Net realized gain (loss)                                                                     (657,230)
Realized gain distributions                                                                   145,426
Net change in unrealized appreciation (depreciation)                                          377,835
                                                                                   ------------------
                                                                                   $        3,444,844
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75        4,346     $    3,242          1.25%          11.3%
12/31/08          0.67        2,831          1,898          1.25%         -37.2%
12/31/07          1.07          723            772          1.25%           2.7%
12/31/06          1.04            0              0          1.25%           4.0%
10/23/06          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            4     $        3          1.00%          11.6%
12/31/08          0.67            4              3          1.00%         -37.1%
12/31/07          1.07            0              0          1.00%           2.9%
12/31/06          1.04            0              0          1.00%           4.1%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.75%          11.9%
12/31/08          0.68            0              0          0.75%         -36.9%
12/31/07          1.07            0              0          0.75%           3.2%
12/31/06          1.04            0              0          0.75%           4.1%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.50%          12.1%
12/31/08          0.68            0              0          0.50%         -36.8%
12/31/07          1.08            0              0          0.50%           3.5%
12/31/06          1.04            0              0          0.50%           4.2%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.25%          12.4%
12/31/08          0.69            0              0          0.25%         -36.6%
12/31/07          1.08            0              0          0.25%           3.7%
12/31/06          1.04            0              0          0.25%           4.2%
10/23/06          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.78          257     $      199          0.00%         12.7%
12/31/08          0.69           23             16          0.00%         -36.4%
12/31/07          1.08           14             15          0.00%           4.0%
12/31/06          1.04            0              0          0.00%           4.3%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.7%
2008              2.7%
2007              2.0%
2006              0.0%

                             AUL American Unit Trust
                                      PIMCO
              Allianz CCM Mid-Cap Admin Class-018918516 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.83
Band 100                                             -                     -                     0.83
Band 75                                              -                     -                     0.84
Band 50                                              -                     -                     0.85
Band 25                                              -                     -                     0.85
Band 0                                               -                     -                     0.86
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
                                                                                   ------------------
Net change in unrealized appreciation (depreciation)                               $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          1.25%          23.8%
12/31/08          0.67            0              0          1.25%         -45.3%
12/31/07          1.22            0              0          1.25%          20.2%
12/31/06          1.01            0              0          1.25%           1.4%
10/23/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          1.00%          24.1%
12/31/08          0.67            0              0          1.00%         -45.1%
12/31/07          1.22            0              0          1.00%          20.5%
12/31/06          1.01            0              0          1.00%           1.4%
10/23/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.75%          24.5%
12/31/08          0.67            0              0          0.75%         -45.0%
12/31/07          1.23            0              0          0.75%          20.8%
12/31/06          1.01            0              0          0.75%           1.5%
10/23/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.50%          24.8%
12/31/08          0.68            0              0          0.50%         -44.9%
12/31/07          1.23            0              0          0.50%          21.1%
12/31/06          1.02            0              0          0.50%           1.5%
10/23/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.25%          25.1%
12/31/08          0.68            0              0          0.25%         -44.7%
12/31/07          1.23            0              0          0.25%          21.5%
12/31/06          1.02            0              0          0.25%           1.6%
10/23/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.00%          25.4%
12/31/08          0.69            0              0          0.00%         -44.6%
12/31/07          1.24            0              0          0.00%          21.8%
12/31/06          1.02            0              0          0.00%           1.6%
10/23/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                      PIMCO
                Allianz NFJ Small-Cap Value Admin Class-018918706

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,815,085    $       12,794,242                  510,370
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,815,085
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       11,815,085            13,752,191     $               0.86
Band 100                                             -                     -                     0.86
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.88
Band 25                                              -                     -                     0.88
Band 0                                               -                     -                     0.89
                                    ------------------    ------------------
  Total                             $       11,815,085            13,752,191
                                    ==================    ==================


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            238,461
Mortality & expense charges                                                                  (103,193)
                                                                                 --------------------
Net investment income (loss)                                                                  135,268
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (482,036)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,224,382
                                                                                 --------------------
Net gain (loss)                                                                             1,742,346
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,877,614
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         135,268     $           20,025
Net realized gain (loss)                                              (482,036)              (218,840)
Realized gain distributions                                                  -                690,737
Net change in unrealized appreciation (depreciation)                 2,224,382             (3,081,464)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,877,614             (2,589,542)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             4,549,459              2,794,370
Cost of units redeemed                                              (1,579,335)            (2,946,968)
                                                             -----------------     ------------------
Increase (decrease)                                                  2,970,124               (152,598)
                                                             -----------------     ------------------
Net increase (decrease)                                              4,847,738             (2,742,140)
Net assets, beginning                                                6,967,347              9,709,487
                                                             -----------------     ------------------
Net assets, ending                                           $      11,815,085              6,967,347
                                                             =================     ==================
Units sold                                                           6,182,785              3,385,350
Units redeemed                                                      (2,371,166)            (3,519,473)
                                                             -----------------     ------------------
Net increase (decrease)                                              3,811,619               (134,123)
Units outstanding, beginning                                         9,940,572             10,074,695
                                                             -----------------     ------------------
Units outstanding, ending                                           13,752,191              9,940,572
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       17,066,777
Cost of units redeemed                                                                     (4,626,355)
Account charges                                                                                     -
Net investment income (loss)                                                                  357,311
Net realized gain (loss)                                                                     (706,469)
Realized gain distributions                                                                   702,978
Net change in unrealized appreciation (depreciation)                                         (979,157)
                                                                                   ------------------
                                                                                   $       11,815,085
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86       13,752     $   11,815          1.25%          22.6%
12/31/08          0.70        9,941          6,967          1.25%         -27.3%
12/31/07          0.96       10,075          9,709          1.25%          -3.6%
05/24/07          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          1.00%          22.9%
12/31/08          0.70            0              0          1.00%         -27.1%
12/31/07          0.97            0              0          1.00%          -3.5%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.75%          23.2%
12/31/08          0.71            0              0          0.75%         -26.9%
12/31/07          0.97            0              0          0.75%          -3.3%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.50%          23.5%
12/31/08          0.71            0              0          0.50%         -26.7%
12/31/07          0.97            0              0          0.50%          -3.2%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.25%          23.8%
12/31/08          0.71            0              0          0.25%         -26.5%
12/31/07          0.97            0              0          0.25%          -3.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.89            0     $        0          0.00%          24.1%
12/31/08          0.72            0              0          0.00%         -26.4%
12/31/07          0.97            0              0          0.00%          -2.9%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.5%
2008              1.5%
2007              4.3%

                             AUL American Unit Trust
                                      PIMCO
                    PIMCO Total Return Admin Class-693390726

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       20,293,806    $       19,987,431                1,879,056
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       20,293,806
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       20,293,806            16,339,829     $               1.24
Band 100                                             -                     -                     1.25
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
  Total                             $       20,293,806            16,339,829
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            737,007
Mortality & expense charges                                                                  (176,573)
                                                                                 --------------------
Net investment income (loss)                                                                  560,434
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       45,416
Realized gain distributions                                                                   198,528
Net change in unrealized appreciation (depreciation)                                          707,983
                                                                                 --------------------
Net gain (loss)                                                                               951,927
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,512,361
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         560,434     $          320,260
Net realized gain (loss)                                                45,416                  3,669
Realized gain distributions                                            198,528                478,920
Net change in unrealized appreciation (depreciation)                   707,983               (509,243)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,512,361                293,606
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            13,699,238              6,681,627
Cost of units redeemed                                              (5,359,384)            (3,783,961)
                                                             -----------------     ------------------
Increase (decrease)                                                  8,339,854              2,897,666
                                                             -----------------     ------------------
Net increase (decrease)                                              9,852,215              3,191,272
Net assets, beginning                                               10,441,591              7,250,319
                                                             -----------------     ------------------
Net assets, ending                                           $      20,293,806             10,441,591
                                                             =================     ==================
Units sold                                                          11,415,679              6,793,514
Units redeemed                                                      (4,504,170)            (4,125,273)
                                                             -----------------     ------------------
Net increase (decrease)                                              6,911,509              2,668,242
Units outstanding, beginning                                         9,428,320              6,760,078
                                                             -----------------     ------------------
Units outstanding, ending                                           16,339,829              9,428,320
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       27,528,543
Cost of units redeemed                                                                     (9,160,146)
Account charges                                                                                     -
Net investment income (loss)                                                                  892,230
Net realized gain (loss)                                                                       49,131
Realized gain distributions                                                                   677,673
Net change in unrealized appreciation (depreciation)                                          306,375
                                                                                   ------------------
                                                                                   $       20,293,806
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24       16,340     $   20,294          1.25%          12.1%
12/31/08          1.11        9,428         10,442          1.25%           3.3%
12/31/07          1.07        6,760          7,250          1.25%           7.3%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          1.00%          12.4%
12/31/08          1.11            0              0          1.00%           3.5%
12/31/07          1.07            0              0          1.00%           7.4%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          12.7%
12/31/08          1.12            0              0          0.75%           3.8%
12/31/07          1.08            0              0          0.75%           7.6%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          13.0%
12/31/08          1.12            0              0          0.50%           4.0%
12/31/07          1.08            0              0          0.50%           7.7%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          13.3%
12/31/08          1.13            0              0          0.25%           4.3%
12/31/07          1.08            0              0          0.25%           7.9%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          13.6%
12/31/08          1.13            0              0          0.00%           4.6%
12/31/07          1.08            0              0          0.00%           8.1%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.8%
2008              4.9%
2007              0.4%

                             AUL American Unit Trust
                                     Pioneer
                    Pioneer High-Yield Fund R Class-72369B505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,155,695    $        1,060,756                  113,637
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,155,695
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          885,630               732,740     $               1.21
Band 100                                        80,255                65,637                     1.22
Band 75                                              -                     -                     1.24
Band 50                                        189,810               151,698                     1.25
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
  Total                             $        1,155,695               950,075
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             48,693
Mortality & expense charges                                                                    (7,670)
                                                                                 --------------------
Net investment income (loss)                                                                   41,023
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (63,091)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          350,834
                                                                                 --------------------
Net gain (loss)                                                                               287,743
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            328,766
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          41,023     $           28,047
Net realized gain (loss)                                               (63,091)               (31,128)
Realized gain distributions                                                  -                  5,168
Net change in unrealized appreciation (depreciation)                   350,834               (232,462)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      328,766               (230,375)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               562,398                269,573
Cost of units redeemed                                                (156,108)              (157,578)
                                                             -----------------     ------------------
Increase (decrease)                                                    406,290                111,995
                                                             -----------------     ------------------
Net increase (decrease)                                                735,056               (118,380)
Net assets, beginning                                                  420,639                539,019
                                                             -----------------     ------------------
Net assets, ending                                           $       1,155,695                420,639
                                                             =================     ==================
Units sold                                                             599,930                270,036
Units redeemed                                                        (200,999)              (158,606)
                                                             -----------------     ------------------
Net increase (decrease)                                                398,931                111,430
Units outstanding, beginning                                           551,144                439,714
                                                             -----------------     ------------------
Units outstanding, ending                                              950,075                551,144
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,453,027
Cost of units redeemed                                                                       (427,237)
Account charges                                                                                     -
Net investment income (loss)                                                                   87,352
Net realized gain (loss)                                                                      (91,077)
Realized gain distributions                                                                    38,691
Net change in unrealized appreciation (depreciation)                                           94,939
                                                                                   ------------------
                                                                                   $        1,155,695
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21          733     $      886          1.25%          59.6%
12/31/08          0.76          344            260          1.25%         -37.9%
12/31/07          1.22          254            310          1.25%           5.4%
12/31/06          1.16           41             47          1.25%           9.1%
12/31/05          1.06            2              2          1.25%           6.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22           66     $       80          1.00%          60.0%
12/31/08          0.76           70             53          1.00%         -37.7%
12/31/07          1.23           74             91          1.00%           5.6%
12/31/06          1.16           65             75          1.00%           9.1%
12/31/05          1.06            0     0        0          1.00%           6.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.75%          60.4%
12/31/08          0.77            0              0          0.75%         -37.5%
12/31/07          1.23            0              0          0.75%           5.9%
12/31/06          1.17            0              0          0.75%           9.4%
12/31/05          1.07            0     0        0          0.75%           6.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25          152     $      190          0.50%          60.8%
12/31/08          0.78          138            107          0.50%         -37.4%
12/31/07          1.24          111            138          0.50%           6.2%
12/31/06          1.17           91            106          0.50%           9.7%
12/31/05          1.07            0              0          0.50%           6.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          61.2%
12/31/08          0.79            0              0          0.25%         -37.2%
12/31/07          1.25            0              0          0.25%           6.4%
12/31/06          1.18            0              0          0.25%           9.9%
12/31/05          1.07            0              0          0.25%           6.9%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          61.6%
12/31/08          0.79            0              0          0.00%         -37.1%
12/31/07          1.26            0              0          0.00%           6.7%
12/31/06          1.18            0              0          0.00%          10.2%
12/31/05          1.07            0              0          0.00%           7.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              6.2%
2008              7.0%
2007              4.9%
2006              3.9%
2005              1.2%

                             AUL American Unit Trust
                                     Pioneer
                     Pioneer Mid-Cap Value R Class-72375Q504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          913,494    $        1,033,446                   51,377
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          913,494
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          913,494               937,314     $               0.97
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
  Total                             $          913,494               937,314
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,037
Mortality & expense charges                                                                    (8,934)
                                                                                 --------------------
Net investment income (loss)                                                                   (3,897)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (58,726)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          222,397
                                                                                 --------------------
Net gain (loss)                                                                               163,671
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            159,774
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (3,897)    $           (3,165)
Net realized gain (loss)                                               (58,726)               (33,334)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   222,397               (278,115)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      159,774               (314,614)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               269,431                150,407
Cost of units redeemed                                                (121,773)              (103,811)
                                                             -----------------     ------------------
Increase (decrease)                                                    147,658                 46,596
                                                             -----------------     ------------------
Net increase (decrease)                                                307,432               (268,018)
Net assets, beginning                                                  606,062                874,080
                                                             -----------------     ------------------
Net assets, ending                                           $         913,494                606,062
                                                             =================     ==================
Units sold                                                             328,185                192,893
Units redeemed                                                        (154,997)              (148,617)
                                                             -----------------     ------------------
Net increase (decrease)                                                173,188                 44,276
Units outstanding, beginning                                           764,126                719,850
                                                             -----------------     ------------------
Units outstanding, ending                                              937,314                764,126
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,616,948
Cost of units redeemed                                                                       (637,940)
Account charges                                                                                     -
Net investment income (loss)                                                                  (18,520)
Net realized gain (loss)                                                                      (86,242)
Realized gain distributions                                                                   159,200
Net change in unrealized appreciation (depreciation)                                         (119,952)
                                                                                   ------------------
                                                                                   $          913,494
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97          937     $      913          1.25%          22.9%
12/31/08          0.79          764            606          1.25%         -34.7%
12/31/07          1.21          720            874          1.25%           3.7%
12/31/06          1.17          584            683          1.25%          10.4%
12/31/05          1.06           69             73          1.25%           6.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          1.00%          23.2%
12/31/08          0.80            0              0          1.00%         -34.5%
12/31/07          1.22            0              0          1.00%           4.0%
12/31/06          1.18            0              0          1.00%          11.0%
12/31/05          1.06            0     0        0          1.00%           5.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          23.5%
12/31/08          0.81            0              0          0.75%         -34.4%
12/31/07          1.23            0              0          0.75%           4.2%
12/31/06          1.18            0              0          0.75%          11.3%
12/31/05          1.06            0     0        0          0.75%           6.1%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.50%          23.8%
12/31/08          0.81            0              0          0.50%         -34.2%
12/31/07          1.24            0              0          0.50%           4.5%
12/31/06          1.18            0              0          0.50%          11.5%
12/31/05          1.06            0              0          0.50%           6.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%          24.1%
12/31/08          0.82            0              0          0.25%         -34.0%
12/31/07          1.25            0              0          0.25%           4.8%
12/31/06          1.19            0              0          0.25%          11.8%
12/31/05          1.06            0              0          0.25%           6.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%          24.4%
12/31/08          0.83            0              0          0.00%         -33.9%
12/31/07          1.25            0              0          0.00%           5.0%
12/31/06          1.19            0              0          0.00%          12.1%
12/31/05          1.07            0              0          0.00%           6.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.7%
2008              0.8%
2007              0.2%
2006              0.6%
2005              1.2%

                             AUL American Unit Trust
                                     Pioneer
              Pioneer Oak Ridge Large-Cap Growth R Class-72387T702

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            5,383    $            5,139                      491
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            5,383
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            5,383                 5,772     $               0.93
Band 100                                             -                     -                     0.94
Band 75                                              -                     -                     0.95
Band 50                                              -                     -                     0.97
Band 25                                              -                     -                     0.98
Band 0                                               -                     -                     0.99
                                    ------------------    ------------------
  Total                             $            5,383                 5,772
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                       (15)
                                                                                 --------------------
Net investment income (loss)                                                                      (15)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            1
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              244
                                                                                 --------------------
Net gain (loss)                                                                                   245
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                230
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (15)    $               (1)
Net realized gain (loss)                                                     1                    (67)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       244                     29
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          230                    (39)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 5,154                      -
Cost of units redeemed                                                      (1)                  (370)
                                                             -----------------     ------------------
Increase (decrease)                                                      5,153                   (370)
                                                             -----------------     ------------------
Net increase (decrease)                                                  5,383                   (409)
Net assets, beginning                                                        -                    409
                                                             -----------------     ------------------
Net assets, ending                                           $           5,383                      -
                                                             =================     ==================
Units sold                                                               5,773                      -
Units redeemed                                                              (1)                  (351)
                                                             -----------------     ------------------
Net increase (decrease)                                                  5,772                   (351)
Units outstanding, beginning                                                 -                    351
                                                             -----------------     ------------------
Units outstanding, ending                                                5,772                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            5,567
Cost of units redeemed                                                                           (372)
Account charges                                                                                     -
Net investment income (loss)                                                                      (18)
Net realized gain (loss)                                                                          (66)
Realized gain distributions                                                                        28
Net change in unrealized appreciation (depreciation)                                              244
                                                                                   ------------------
                                                                                   $            5,383
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            6     $        5          1.25%          31.6%
12/31/08          0.71            0              0          1.25%         -39.2%
12/31/07          1.17            0              0          1.25%           5.9%
12/31/06          1.10            0              0          1.25%           1.0%
12/31/05          1.09            0              0          1.25%           9.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          1.00%          31.9%
12/31/08          0.72            0              0          1.00%         -39.0%
12/31/07          1.17            0              0          1.00%           6.2%
12/31/06          1.11            0              0          1.00%           1.4%
12/31/05          1.09            0     0        0          1.00%           9.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.75%          32.2%
12/31/08          0.72            0              0          0.75%         -38.9%
12/31/07          1.18            0              0          0.75%           6.4%
12/31/06          1.11            0              0          0.75%           1.7%
12/31/05          1.09            0     0        0          0.75%           9.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.50%          32.6%
12/31/08          0.73            0              0          0.50%         -38.7%
12/31/07          1.19            0              0          0.50%           6.7%
12/31/06          1.11            0              0          0.50%           1.9%
12/31/05          1.09            0              0          0.50%           9.3%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.25%          32.9%
12/31/08          0.73            0              0          0.25%         -38.6%
12/31/07          1.20            0              0          0.25%           7.0%
12/31/06          1.12            0              0          0.25%           2.2%
12/31/05          1.09            0              0          0.25%           9.5%

<
                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.00%          33.2%
12/31/08          0.74            0              0          0.00%         -38.4%
12/31/07          1.20            0              0          0.00%           7.2%
12/31/06          1.12            0              0          0.00%           2.4%
12/31/05          1.10            0              0          0.00%           9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                     Pioneer
                       Pioneer Bond Fund R Class-723622502

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          874,087    $          857,349                   95,009
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          874,087
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          874,087               747,238     $               1.17
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
  Total                             $          874,087               747,238
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             37,088
Mortality & expense charges                                                                    (8,529)
                                                                                 --------------------
Net investment income (loss)                                                                   28,559
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,280)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           78,515
                                                                                 --------------------
Net gain (loss)                                                                                67,235
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             95,794
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          28,559     $           22,649
Net realized gain (loss)                                               (11,280)                (3,189)
Realized gain distributions                                                  -                  7,007
Net change in unrealized appreciation (depreciation)                    78,515                (66,349)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       95,794                (39,882)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               629,569                440,730
Cost of units redeemed                                                (393,732)              (168,302)
                                                             -----------------     ------------------
Increase (decrease)                                                    235,837                272,428
                                                             -----------------     ------------------
Net increase (decrease)                                                331,631                232,546
Net assets, beginning                                                  542,456                309,910
                                                             -----------------     ------------------
Net assets, ending                                           $         874,087                542,456
                                                             =================     ==================
Units sold                                                             556,190                452,638
Units redeemed                                                        (346,251)              (203,674)
                                                             -----------------     ------------------
Net increase (decrease)                                                209,939                248,964
Units outstanding, beginning                                           537,299                288,335
                                                             -----------------     ------------------
Units outstanding, ending                                              747,238                537,299
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,564,611
Cost of units redeemed                                                                       (757,189)
Account charges                                                                                     -
Net investment income (loss)                                                                   58,500
Net realized gain (loss)                                                                      (15,580)
Realized gain distributions                                                                     7,007
Net change in unrealized appreciation (depreciation)                                           16,738
                                                                                   ------------------
                                                                                   $          874,087
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17          747     $      874          1.25%          15.9%
12/31/08          1.01          537            542          1.25%          -6.1%
12/31/07          1.07          288            310          1.25%           4.7%
12/31/06          1.03           51             52          1.25%           1.7%
12/31/05          1.01            0              0          1.25%           1.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          16.2%
12/31/08          1.02            0              0          1.00%          -5.8%
12/31/07          1.08            0              0          1.00%           4.9%
12/31/06          1.03            0              0          1.00%           2.3%
12/31/05          1.01            0     0        0          1.00%           0.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          16.4%
12/31/08          1.03            0              0          0.75%          -5.6%
12/31/07          1.09            0              0          0.75%           5.2%
12/31/06          1.04            0              0          0.75%           2.5%
12/31/05          1.01            0     0        0          0.75%           1.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.50%          16.7%
12/31/08          1.04            0              0          0.50%          -5.4%
12/31/07          1.10            0              0          0.50%           5.5%
12/31/06          1.04            0              0          0.50%           2.8%
12/31/05          1.01            0              0          0.50%           1.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          17.0%
12/31/08          1.05            0              0          0.25%          -5.1%
12/31/07          1.10            0              0          0.25%           5.7%
12/31/06          1.04            0              0          0.25%           3.1%
12/31/05          1.01            0              0          0.25%           1.3%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.00%          17.3%
12/31/08          1.06            0              0          0.00%          -4.9%
12/31/07          1.11            0              0          0.00%           6.0%
12/31/06          1.05            0              0          0.00%           3.3%
12/31/05          1.01            0              0          0.00%           1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              5.2%
2008              6.9%
2007              5.1%
2006              3.3%
2005              0.0%

                             AUL American Unit Trust
                                     Pioneer
                         Pioneer Fund R Class-723682506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          303,664    $          259,689                    8,491
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          303,664
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          303,664               321,257     $               0.95
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.97
Band 50                                              -                     -                     0.98
Band 25                                              -                     -                     0.99
Band 0                                               -                     -                     1.00
                                    ------------------    ------------------
  Total                             $          303,664               321,257
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,791
Mortality & expense charges                                                                    (2,076)
                                                                                 --------------------
Net investment income (loss)                                                                     (285)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,766)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           52,634
                                                                                 --------------------
Net gain (loss)                                                                                49,868
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             49,583
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (285)    $             (238)
Net realized gain (loss)                                                (2,766)               (42,431)
Realized gain distributions                                                  -                  1,613
Net change in unrealized appreciation (depreciation)                    52,634                  2,474
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       49,583                (38,582)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               304,512                 42,805
Cost of units redeemed                                                (109,270)               (82,083)
                                                             -----------------     ------------------
Increase (decrease)                                                    195,242                (39,278)
                                                             -----------------     ------------------
Net increase (decrease)                                                244,825                (77,860)
Net assets, beginning                                                   58,839                136,699
                                                             -----------------     ------------------
Net assets, ending                                           $         303,664                 58,839
                                                             =================     ==================
Units sold                                                             437,969                 56,634
Units redeemed                                                        (192,902)               (95,005)
                                                             -----------------     ------------------
Net increase (decrease)                                                245,067                (38,371)
Units outstanding, beginning                                            76,190                114,561
                                                             -----------------     ------------------
Units outstanding, ending                                              321,257                 76,190
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          505,722
Cost of units redeemed                                                                       (215,092)
Account charges                                                                                     -
Net investment income (loss)                                                                   (1,070)
Net realized gain (loss)                                                                      (42,004)
Realized gain distributions                                                                    12,133
Net change in unrealized appreciation (depreciation)                                           43,975
                                                                                   ------------------
                                                                                   $          303,664
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95          321     $      304          1.25%          22.4%
12/31/08          0.77           76             59          1.25%         -35.3%
12/31/07          1.19          115            137          1.25%           3.2%
12/31/06          1.16           21             24          1.25%           8.0%
12/31/05          1.07            0              0          1.25%           7.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.00%          22.7%
12/31/08          0.78            0              0          1.00%         -35.1%
12/31/07          1.20            0              0          1.00%           3.5%
12/31/06          1.16            0              0          1.00%           8.6%
12/31/05          1.07            0     0        0          1.00%           6.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.75%          23.0%
12/31/08          0.79            0              0          0.75%         -35.0%
12/31/07          1.21            0              0          0.75%           3.8%
12/31/06          1.17            0              0          0.75%           8.8%
12/31/05          1.07            0     0        0          0.75%           7.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.50%          23.3%
12/31/08          0.79            0              0          0.50%         -34.8%
12/31/07          1.22            0              0          0.50%           4.0%
12/31/06          1.17            0              0          0.50%           9.1%
12/31/05          1.07            0              0          0.50%           7.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.25%          23.6%
12/31/08          0.80            0              0          0.25%         -34.6%
12/31/07          1.22            0              0          0.25%           4.3%
12/31/06          1.17            0              0          0.25%           9.4%
12/31/05          1.07            0              0          0.25%           7.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.00%          23.9%
12/31/08          0.81            0              0          0.00%         -34.5%
12/31/07          1.23            0              0          0.00%           4.5%
12/31/06          1.18            0              0          0.00%           9.7%
12/31/05          1.08            0              0          0.00%           7.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%
2008              1.0%
2007              1.1%
2006              0.5%
2005              0.0%

                             AUL American Unit Trust
                                     Pioneer
                  Pioneer Fund VCT Portfolio Class I-724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,951,420    $        4,373,274                  201,603
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,951,420
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,951,420             3,364,703     $               1.17
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.38
                                    ------------------    ------------------
  Total                             $        3,951,420             3,364,703
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             61,530
Mortality & expense charges                                                                   (42,440)
                                                                                 --------------------
Net investment income (loss)                                                                   19,090
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (117,388)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          839,896
                                                                                 --------------------
Net gain (loss)                                                                               722,508
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            741,598
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          19,090     $           27,244
Net realized gain (loss)                                              (117,388)                16,896
Realized gain distributions                                                  -                185,484
Net change in unrealized appreciation (depreciation)                   839,896             (2,056,225)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      741,598             (1,826,601)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               367,735                513,725
Cost of units redeemed                                                (521,523)              (528,380)
                                                             -----------------     ------------------
Increase (decrease)                                                   (153,788)               (14,655)
                                                             -----------------     ------------------
Net increase (decrease)                                                587,810             (1,841,256)
Net assets, beginning                                                3,363,610              5,204,866
                                                             -----------------     ------------------
Net assets, ending                                           $       3,951,420              3,363,610
                                                             =================     ==================
Units sold                                                             394,592                422,689
Units redeemed                                                        (571,269)              (438,557)
                                                             -----------------     ------------------
Net increase (decrease)                                               (176,677)               (15,868)
Units outstanding, beginning                                         3,541,380              3,557,248
                                                             -----------------     ------------------
Units outstanding, ending                                            3,364,703              3,541,380
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       19,422,082
Cost of units redeemed                                                                    (15,041,033)
Account charges                                                                                     -
Net investment income (loss)                                                                  360,436
Net realized gain (loss)                                                                     (553,695)
Realized gain distributions                                                                   185,484
Net change in unrealized appreciation (depreciation)                                         (421,854)
                                                                                   ------------------
                                                                                   $        3,951,420
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17        3,365     $    3,951          1.25%          23.6%
12/31/08          0.95        3,541          3,364          1.25%         -35.1%
12/31/07          1.46        3,557          5,205          1.25%           3.5%
12/31/06          1.41        4,389          6,206          1.25%          15.0%
12/31/05          1.23        2,096          2,578          1.25%           5.1%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          24.0%
12/31/08          0.96            0              0          1.00%         -34.9%
12/31/07          1.48            0              0          1.00%           4.1%
12/31/06          1.42            0              0          1.00%          15.4%
12/31/05          1.23            0     0        0          1.00%           4.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.75%          24.3%
12/31/08          0.98            0              0          0.75%         -34.8%
12/31/07          1.49            0              0          0.75%           4.2%
12/31/06          1.43            0              0          0.75%          15.8%
12/31/05          1.24            0     0        0          0.75%           5.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          24.6%
12/31/08          0.99            0              0          0.50%         -34.6%
12/31/07          1.51            0              0          0.50%           4.5%
12/31/06          1.45            0              0          0.50%          16.1%
12/31/05          1.25            0              0          0.50%           5.6%

                                 BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          24.9%
12/31/08          1.00            0              0          0.25%         -34.4%
12/31/07          1.53            0              0          0.25%           4.7%
12/31/06          1.46            0              0          0.25%          16.3%
12/31/05          1.25            0              0          0.25%           5.9%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.38            0     $        0          0.00%          25.2%
12/31/08          1.10            0              0          0.00%         -34.3%
12/31/07          1.68            0              0          0.00%           5.0%
12/31/06          1.60            0              0          0.00%          16.6%
12/31/05          1.37            0              0          0.00%           6.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.7%
2008              1.9%
2007              1.2%
2006              1.3%
2005              1.3%

                             AUL American Unit Trust
                                     Pioneer
             Pioneer Fund Growth Opportunities VCT Class I-724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,056,980    $       13,067,426                  577,689
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,056,980
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       11,056,980             6,891,974     $               1.60
Band 100                                             -                     -                     1.63
Band 75                                              -                     -                     1.66
Band 50                                              -                     -                     1.68
Band 25                                              -                     -                     1.71
Band 0                                               -                     -                     1.88
                                    ------------------    ------------------
  Total                             $       11,056,980             6,891,974
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (112,394)
                                                                                 --------------------
Net investment income (loss)                                                                 (112,394)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (560,263)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,919,268
                                                                                 --------------------
Net gain (loss)                                                                             3,359,005
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,246,611
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        (112,394)    $         (160,547)
Net realized gain (loss)                                              (560,263)            (1,985,482)
Realized gain distributions                                                  -              1,266,986
Net change in unrealized appreciation (depreciation)                 3,919,268             (4,880,272)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,246,611             (5,759,315)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,235,002               (203,983)
Cost of units redeemed                                              (1,282,963)            (2,881,318)
                                                             -----------------     ------------------
Increase (decrease)                                                    (47,961)            (3,085,301)
                                                             -----------------     ------------------
Net increase (decrease)                                              3,198,650             (8,844,616)
Net assets, beginning                                                7,858,330             16,702,946
                                                             -----------------     ------------------
Net assets, ending                                           $      11,056,980              7,858,330
                                                             =================     ==================
Units sold                                                           1,079,037              1,291,926
Units redeemed                                                      (1,180,040)            (3,768,040)
                                                             -----------------     ------------------
Net increase (decrease)                                               (101,003)            (2,476,114)
Units outstanding, beginning                                         6,992,977              9,469,091
                                                             -----------------     ------------------
Units outstanding, ending                                            6,891,974              6,992,977
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       77,762,638
Cost of units redeemed                                                                    (69,501,285)
Account charges                                                                                     -
Net investment income (loss)                                                                  721,009
Net realized gain (loss)                                                                      (87,335)
Realized gain distributions                                                                 4,172,399
Net change in unrealized appreciation (depreciation)                                       (2,010,446)
                                                                                   ------------------
                                                                                   $       11,056,980
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.60        6,892     $   11,057          1.25%          42.8%
12/31/08          1.12        6,993          7,858          1.25%         -36.3%
12/31/07          1.76        9,469         16,703          1.25%          -5.1%
12/31/06          1.86       12,120         22,519          1.25%           4.4%
12/31/05          1.78       14,216         25,305          1.25%           5.3%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.63            0     $        0          1.00%          43.1%
12/31/08          1.14            0              0          1.00%         -36.1%
12/31/07          1.78            0              0          1.00%          -4.8%
12/31/06          1.87            0              0          1.00%           4.5%
12/31/05          1.79            0     0        0          1.00%           5.6%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.66            0     $        0          0.75%          43.5%
12/31/08          1.15            0              0          0.75%         -36.0%
12/31/07          1.80            0              0          0.75%          -4.6%
12/31/06          1.89            0              0          0.75%           4.8%
12/31/05          1.80            0     0        0          0.75%           5.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.68            0     $        0          0.50%          43.8%
12/31/08          1.17            0              0          0.50%         -35.8%
12/31/07          1.82            0              0          0.50%          -4.3%
12/31/06          1.90            0              0          0.50%           5.1%
12/31/05          1.81            0              0          0.50%           6.1%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.71            0     $        0          0.25%          44.2%
12/31/08          1.18            0              0          0.25%         -35.7%
12/31/07          1.84            0              0          0.25%          -4.1%
12/31/06          1.92            0              0          0.25%           5.3%
12/31/05          1.82            0              0          0.25%           6.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.88            0     $        0          0.00%          44.6%
12/31/08          1.30            0              0          0.00%         -35.5%
12/31/07          2.02            0              0          0.00%          -3.9%
12/31/06          2.10            0              0          0.00%           5.6%
12/31/05          1.99            0              0          0.00%           6.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                     Pioneer
                   Pioneer Emerging Markets A Class-723661104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          802,768    $          701,778                   30,236
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          802,768
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          745,386               678,046     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.13
Band 25                                              -                     -                     1.13
Band 0                                          57,382                50,157                     1.14
                                    ------------------    ------------------
  Total                             $          802,768               728,203
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,188
Mortality & expense charges                                                                    (6,183)
                                                                                 --------------------
Net investment income (loss)                                                                   (4,995)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (61,624)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          350,702
                                                                                 --------------------
Net gain (loss)                                                                               289,078
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            284,083
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (4,995)    $           (1,837)
Net realized gain (loss)                                               (61,624)               (38,867)
Realized gain distributions                                                  -                  5,324
Net change in unrealized appreciation (depreciation)                   350,702               (285,025)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      284,083               (320,405)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               435,151                381,269
Cost of units redeemed                                                (152,752)               (89,285)
                                                             -----------------     ------------------
Increase (decrease)                                                    282,399                291,984
                                                             -----------------     ------------------
Net increase (decrease)                                                566,482                (28,421)
Net assets, beginning                                                  236,286                264,707
                                                             -----------------     ------------------
Net assets, ending                                           $         802,768                236,286
                                                             =================     ==================
Units sold                                                             550,268                310,361
Units redeemed                                                        (190,421)              (109,002)
                                                             -----------------     ------------------
Net increase (decrease)                                                359,847                201,359
Units outstanding, beginning                                           368,356                166,997
                                                             -----------------     ------------------
Units outstanding, ending                                              728,203                368,356
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,192,566
Cost of units redeemed                                                                       (418,005)
Account charges                                                                                     -
Net investment income (loss)                                                                   (8,936)
Net realized gain (loss)                                                                      (99,477)
Realized gain distributions                                                                    35,630
Net change in unrealized appreciation (depreciation)                                          100,990
                                                                                   ------------------
                                                                                   $          802,768
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10          678     $      745          1.25%          71.4%
12/31/08          0.64          366            235          1.25%         -59.5%
12/31/07          1.59          167            265          1.25%          40.2%
12/31/06          1.13            0              0          1.25%          13.1%
10/24/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          1.00%          71.8%
12/31/08          0.64            0              0          1.00%         -59.4%
12/31/07          1.59            0              0          1.00%          40.5%
12/31/06          1.13            0              0          1.00%          13.1%
10/24/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.75%          72.3%
12/31/08          0.65            0              0          0.75%         -59.3%
12/31/07          1.59            0              0          0.75%          40.9%
12/31/06          1.13            0              0          0.75%          13.2%
10/24/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.50%          72.7%
12/31/08          0.65            0              0          0.50%         -59.2%
12/31/07          1.60            0              0          0.50%          41.3%
12/31/06          1.13            0              0          0.50%          13.2%
10/24/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.25%          73.1%
12/31/08          0.66            0              0          0.25%         -59.1%
12/31/07          1.60            0              0          0.25%          41.6%
12/31/06          1.13            0              0          0.25%          13.3%
10/24/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14           50     $       57          0.00%          73.6%
12/31/08          0.66            2              2          0.00%         -59.0%
12/31/07          1.61            0              0          0.00%          42.0%
12/31/06          1.13            0              0          0.00%          13.3%
10/24/06          1.00            0              0          0.00%          0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              1.1%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                     Pioneer
                     Pioneer Equity Income A Class-72366V108

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            2,369    $            2,131                      109
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            2,369
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            2,369                 3,190     $               0.74
Band 100                                             -                     -                     0.75
Band 75                                              -                     -                     0.75
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.76
Band 0                                               -                     -                     0.76
                                    ------------------    ------------------
  Total                             $            2,369                 3,190
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 25
Mortality & expense charges                                                                       (11)
                                                                                 --------------------
Net investment income (loss)                                                                       14
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              238
                                                                                 --------------------
Net gain (loss)                                                                                   238
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                252
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              14     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       238                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                          252                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 2,137                      -
Cost of units redeemed                                                     (20)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                      2,117                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                  2,369                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $           2,369                      -
                                                             =================     ==================
Units sold                                                               3,219                      -
Units redeemed                                                             (29)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                  3,190                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                3,190                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $            2,137
Cost of units redeemed                                                                            (20)
Account charges                                                                                     -
Net investment income (loss)                                                                       14
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              238
                                                                                   ------------------
                                                                                   $            2,369
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            3     $        2          1.25%           9.7%
12/31/08          0.68            0              0          1.25%         -30.9%
12/31/07          0.98            0              0          1.25%          -2.0%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          1.00%          10.0%
12/31/08          0.68            0              0          1.00%         -30.7%
12/31/07          0.98            0              0          1.00%          -2.0%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.75%          10.2%
12/31/08          0.68            0              0          0.75%         -30.5%
12/31/07          0.98            0              0          0.75%          -2.0%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          10.5%
12/31/08          0.68            0              0          0.50%         -30.4%
12/31/07          0.98            0              0          0.50%          -1.9%
11/12/07          1.00            0              0          0.50%           0.0%

>                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.25%          10.8%
12/31/08          0.68            0              0          0.25%         -30.2%
12/31/07          0.98            0              0          0.25%          -1.9%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.00%          11.1%
12/31/08          0.69            0              0          0.00%         -30.0%
12/31/07          0.98            0              0          0.00%          -1.9%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.1%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                     Pioneer
                     Pioneer Equity Income R Class-72366V504

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          648,185    $          549,915                   29,665
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          648,185
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          596,740               807,034     $               0.74
Band 100                                             -                     -                     0.74
Band 75                                              -                     -                     0.75
Band 50                                              -                     -                     0.75
Band 25                                              -                     -                     0.76
Band 0                                          51,445                67,742                     0.76
                                    ------------------    ------------------
  Total                             $          648,185               874,776
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              7,995
Mortality & expense charges                                                                    (3,756)
                                                                                 --------------------
Net investment income (loss)                                                                    4,239
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,515)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           98,259
                                                                                 --------------------
Net gain (loss)                                                                                95,744
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             99,983
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,239     $                2
Net realized gain (loss)                                                (2,515)                     -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    98,259                     11
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       99,983                     13
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               583,774                    403
Cost of units redeemed                                                 (35,988)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                    547,786                    403
                                                             -----------------     ------------------
Net increase (decrease)                                                647,769                    416
Net assets, beginning                                                      416                      -
                                                             -----------------     ------------------
Net assets, ending                                           $         648,185                    416
                                                             =================     ==================
Units sold                                                             991,968                    616
Units redeemed                                                        (117,808)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                874,160                    616
Units outstanding, beginning                                               616                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              874,776                    616
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          584,177
Cost of units redeemed                                                                        (35,988)
Account charges                                                                                     -
Net investment income (loss)                                                                    4,241
Net realized gain (loss)                                                                       (2,515)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           98,270
                                                                                   ------------------
                                                                                   $          648,185
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74          807     $      597          1.25%           9.5%
12/31/08          0.68            1              0          1.25%         -31.0%
12/31/07          0.98            0              0          1.25%          -2.1%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          1.00%           9.8%
12/31/08          0.68            0              0          1.00%         -30.9%
12/31/07          0.98            0              0          1.00%          -2.1%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.75%          10.0%
12/31/08          0.68            0              0          0.75%         -30.7%
12/31/07          0.98            0              0          0.75%          -2.0%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.50%          10.3%
12/31/08          0.68            0              0          0.50%         -30.5%
12/31/07          0.98            0              0          0.50%          -2.0%
11/12/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.25%          10.6%
12/31/08          0.68            0              0          0.25%         -30.3%
12/31/07          0.98            0              0          0.25%          -2.0%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76           68     $       51          0.00%          10.9%
12/31/08          0.68            0              0          0.00%         -30.2%
12/31/07          0.98            0              0          0.00%          -1.9%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.5%
2008              1.0%
2007              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell Lifepoints 2010 Strategy R3 Class-782478580

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,508,766    $        1,311,069                  153,955
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,508,766
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,508,766             1,370,982     $               1.10
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.13
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.17
                                    ------------------    ------------------
  Total                             $        1,508,766             1,370,982
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             43,615
Mortality & expense charges                                                                   (12,607)
                                                                                 --------------------
Net investment income (loss)                                                                   31,008
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (44,305)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          256,024
                                                                                 --------------------
Net gain (loss)                                                                               211,719
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            242,727
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          31,008     $            5,816
Net realized gain (loss)                                               (44,305)               (42,160)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   256,024                (53,687)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      242,727                (90,031)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,308,997                377,257
Cost of units redeemed                                                (419,124)              (133,926)
                                                             -----------------     ------------------
Increase (decrease)                                                    889,873                243,331
                                                             -----------------     ------------------
Net increase (decrease)                                              1,132,600                153,300
Net assets, beginning                                                  376,166                222,866
                                                             -----------------     ------------------
Net assets, ending                                           $       1,508,766                376,166
                                                             =================     ==================
Units sold                                                           1,424,761                446,495
Units redeemed                                                        (468,151)              (221,530)
                                                             -----------------     ------------------
Net increase (decrease)                                                956,610                224,965
Units outstanding, beginning                                           414,372                189,407
                                                             -----------------     ------------------
Units outstanding, ending                                            1,370,982                414,372
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,697,579
Cost of units redeemed                                                                     (2,466,529)
Account charges                                                                                     -
Net investment income (loss)                                                                   72,296
Net realized gain (loss)                                                                       (7,853)
Realized gain distributions                                                                    15,576
Net change in unrealized appreciation (depreciation)                                          197,697
                                                                                   ------------------
                                                                                   $        1,508,766
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10        1,371     $    1,509          1.25%          21.2%
12/31/08          0.91          414            376          1.25%         -22.8%
12/31/07          1.18          189            223          1.25%           4.9%
12/31/06          1.12        1,102          1,237          1.25%           7.9%
12/31/05          1.04          102            106          1.25%           4.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          1.00%          21.5%
12/31/08          0.92            0              0          1.00%         -22.7%
12/31/07          1.19            0              0          1.00%           5.1%
12/31/06          1.13            0              0          1.00%           8.5%
12/31/05          1.04            0     0        0          1.00%           3.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.75%          21.8%
12/31/08          0.93            0              0          0.75%         -22.5%
12/31/07          1.19            0              0          0.75%           5.4%
12/31/06          1.13            0              0          0.75%           8.7%
12/31/05          1.04            0     0        0          0.75%           4.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.50%          22.1%
12/31/08          0.93            0              0          0.50%         -22.3%
12/31/07          1.20            0              0          0.50%           5.6%
12/31/06          1.14            0              0          0.50%           9.0%
12/31/05          1.04            0              0          0.50%           4.4%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.25%          22.4%
12/31/08          0.94            0              0          0.25%         -22.1%
12/31/07          1.21            0              0          0.25%           5.9%
12/31/06          1.14            0              0          0.25%           9.3%
12/31/05          1.05            0              0          0.25%           4.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.00%          22.8%
12/31/08          0.95            0              0          0.00%         -21.9%
12/31/07          1.22            0              0          0.00%           6.2%
12/31/06          1.15            0              0          0.00%           9.5%
12/31/05          1.05            0              0          0.00%           4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.6%
2008              3.3%
2007              4.2%
2006              4.7%
2005              1.6%

                             AUL American Unit Trust
                                     Russell
               Russell Lifepoints 2020 Strategy R3 Class-782478556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,742,732    $        3,589,320                  385,054
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,742,732
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,742,732             3,519,133     $               1.06
Band 100                                             -                     -                     1.08
Band 75                                              -                     -                     1.09
Band 50                                              -                     -                     1.10
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.13
                                    ------------------    ------------------
  Total                             $        3,742,732             3,519,133
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             99,769
Mortality & expense charges                                                                   (32,946)
                                                                                 --------------------
Net investment income (loss)                                                                   66,823
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (99,115)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          698,885
                                                                                 --------------------
Net gain (loss)                                                                               599,770
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            666,593
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          66,823     $           14,316
Net realized gain (loss)                                               (99,115)               (43,405)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   698,885               (519,308)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      666,593               (548,397)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,841,567                962,860
Cost of units redeemed                                                (333,581)              (202,597)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,507,986                760,263
                                                             -----------------     ------------------
Net increase (decrease)                                              2,174,579                211,866
Net assets, beginning                                                1,568,153              1,356,287
                                                             -----------------     ------------------
Net assets, ending                                           $       3,742,732              1,568,153
                                                             =================     ==================
Units sold                                                           2,066,023              1,155,586
Units redeemed                                                        (381,914)              (429,974)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,684,109                725,612
Units outstanding, beginning                                         1,835,024              1,109,412
                                                             -----------------     ------------------
Units outstanding, ending                                            3,519,133              1,835,024
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        9,354,225
Cost of units redeemed                                                                     (6,181,765)
Account charges                                                                                     -
Net investment income (loss)                                                                  163,226
Net realized gain (loss)                                                                      227,071
Realized gain distributions                                                                    26,563
Net change in unrealized appreciation (depreciation)                                          153,412
                                                                                   ------------------
                                                                                   $        3,742,732
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06        3,519     $    3,743          1.25%          24.5%
12/31/08          0.85        1,835          1,568          1.25%         -30.1%
12/31/07          1.22        1,109          1,356          1.25%           5.2%
12/31/06          1.16        3,130          3,637          1.25%          10.7%
12/31/05          1.05           83             87          1.25%           5.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.00%          24.8%
12/31/08          0.86            0              0          1.00%         -29.9%
12/31/07          1.23            0              0          1.00%           5.5%
12/31/06          1.17            0              0          1.00%          11.4%
12/31/05          1.05            0     0        0          1.00%           4.8%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.75%          25.1%
12/31/08          0.87            0              0          0.75%         -29.7%
12/31/07          1.24            0              0          0.75%           5.7%
12/31/06          1.17            0              0          0.75%          11.7%
12/31/05          1.05            0     0        0          0.75%           5.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.50%          25.4%
12/31/08          0.88            0              0          0.50%         -29.6%
12/31/07          1.25            0              0          0.50%           6.0%
12/31/06          1.18            0              0          0.50%          12.0%
12/31/05          1.05            0              0          0.50%           5.2%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%          25.7%
12/31/08          0.89            0              0          0.25%         -29.4%
12/31/07          1.26            0              0          0.25%           6.3%
12/31/06          1.18            0              0          0.25%          12.2%
12/31/05          1.05            0              0          0.25%           5.4%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.00%          26.0%
12/31/08          0.90            0              0          0.00%         -29.2%
12/31/07          1.27            0              0          0.00%           6.5%
12/31/06          1.19            0              0          0.00%          12.5%
12/31/05          1.06            0              0          0.00%           5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.8%
2008              2.3%
2007              3.5%
2006              4.0%
2005              1.6%

                             AUL American Unit Trust
                                     Russell
               Russell Lifepoints 2030 Strategy R3 Class-782478523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,356,871    $        2,945,249                  370,515
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        3,356,871
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        3,356,871             3,449,465     $               0.97
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.03
                                    ------------------    ------------------
  Total                             $        3,356,871             3,449,465
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             62,095
Mortality & expense charges                                                                   (28,879)
                                                                                 --------------------
Net investment income (loss)                                                                   33,216
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (265,914)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          974,409
                                                                                 --------------------
Net gain (loss)                                                                               708,495
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            741,711
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          33,216     $           (2,493)
Net realized gain (loss)                                              (265,914)               (62,511)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   974,409               (517,013)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      741,711               (582,017)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,118,787              1,044,021
Cost of units redeemed                                                (662,651)              (314,847)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,456,136                729,174
                                                             -----------------     ------------------
Net increase (decrease)                                              2,197,847                147,157
Net assets, beginning                                                1,159,024              1,011,867
                                                             -----------------     ------------------
Net assets, ending                                           $       3,356,871              1,159,024
                                                             =================     ==================
Units sold                                                           2,739,060              1,195,020
Units redeemed                                                        (817,161)              (466,639)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,921,899                728,381
Units outstanding, beginning                                         1,527,566                799,185
                                                             -----------------     ------------------
Units outstanding, ending                                            3,449,465              1,527,566
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,866,421
Cost of units redeemed                                                                     (5,026,322)
Account charges                                                                                     -
Net investment income (loss)                                                                   80,844
Net realized gain (loss)                                                                       (5,876)
Realized gain distributions                                                                    30,182
Net change in unrealized appreciation (depreciation)                                          411,622
                                                                                   ------------------
                                                                                   $        3,356,871
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97        3,449     $    3,357          1.25%          28.3%
12/31/08          0.76        1,528          1,159          1.25%         -40.1%
12/31/07          1.27          799          1,012          1.25%           5.5%
12/31/06          1.20        2,248          2,696          1.25%          14.2%
12/31/05          1.05           26             27          1.25%           5.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          1.00%          28.6%
12/31/08          0.77            0              0          1.00%         -39.9%
12/31/07          1.28            0              0          1.00%           5.8%
12/31/06          1.21            0              0          1.00%          14.2%
12/31/05          1.06            0     0        0          1.00%           5.5%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          28.9%
12/31/08          0.77            0              0          0.75%         -39.8%
12/31/07          1.28            0              0          0.75%           6.1%
12/31/06          1.21            0              0          0.75%          14.5%
12/31/05          1.06            0     0        0          0.75%           5.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.50%          29.2%
12/31/08          0.78            0              0          0.50%         -39.6%
12/31/07          1.29            0              0          0.50%           6.3%
12/31/06          1.22            0              0          0.50%          14.7%
12/31/05          1.06            0              0          0.50%           6.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%          29.5%
12/31/08          0.79            0              0          0.25%         -39.5%
12/31/07          1.30            0              0          0.25%           6.6%
12/31/06          1.22            0              0          0.25%          15.0%
12/31/05          1.06            0              0          0.25%           6.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.00%          29.9%
12/31/08          0.80            0              0          0.00%         -39.3%
12/31/07          1.31            0              0          0.00%           6.9%
12/31/06          1.23            0              0          0.00%          15.3%
12/31/05          1.06            0              0          0.00%           6.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.8%
2008              1.1%
2007              2.0%
2006              5.4%
2005              1.6%

                             AUL American Unit Trust
                                     Russell
               Russell Lifepoints 2040 Strategy R3 Class-782478481

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,492,164    $        2,412,898                  273,563
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,492,164
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,492,164             2,544,619     $               0.98
Band 100                                             -                     -                     0.99
Band 75                                              -                     -                     1.00
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.03
Band 0                                               -                     -                     1.04
                                    ------------------    ------------------
  Total                             $        2,492,164             2,544,619
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             46,483
Mortality & expense charges                                                                   (22,340)
                                                                                 --------------------
Net investment income (loss)                                                                   24,143
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (136,612)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          657,677
                                                                                 --------------------
Net gain (loss)                                                                               521,065
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            545,208
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          24,143     $           (2,511)
Net realized gain (loss)                                              (136,612)               (29,859)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   657,677               (543,032)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      545,208               (575,402)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,265,292                867,543
Cost of units redeemed                                                (417,561)              (157,462)
                                                             -----------------     ------------------
Increase (decrease)                                                    847,731                710,081
                                                             -----------------     ------------------
Net increase (decrease)                                              1,392,939                134,679
Net assets, beginning                                                1,099,225                964,546
                                                             -----------------     ------------------
Net assets, ending                                           $       2,492,164              1,099,225
                                                             =================     ==================
Units sold                                                           1,601,444              1,117,764
Units redeemed                                                        (497,866)              (429,473)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,103,578                688,291
Units outstanding, beginning                                         1,441,041                752,750
                                                             -----------------     ------------------
Units outstanding, ending                                            2,544,619              1,441,041
                                                             =================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,411,385
Cost of units redeemed                                                                     (3,175,326)
Account charges                                                                                     -
Net investment income (loss)                                                                   60,530
Net realized gain (loss)                                                                       82,149
Realized gain distributions                                                                    34,160
Net change in unrealized appreciation (depreciation)                                           79,266
                                                                                   ------------------
                                                                                   $        2,492,164
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98        2,545     $    2,492          1.25%          28.4%
12/31/08          0.76        1,441          1,099          1.25%         -40.5%
12/31/07          1.28          753            965          1.25%           5.4%
12/31/06          1.22        1,596          1,940          1.25%          14.7%
12/31/05          1.06            2              2          1.25%           6.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          1.00%          28.7%
12/31/08          0.77            0              0          1.00%         -40.3%
12/31/07          1.29            0              0          1.00%           5.7%
12/31/06          1.22            0              0          1.00%          15.1%
12/31/05          1.06            0     0        0          1.00%           6.1%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.75%          29.0%
12/31/08          0.78            0              0          0.75%         -40.2%
12/31/07          1.30            0              0          0.75%           6.0%
12/31/06          1.23            0              0          0.75%          15.4%
12/31/05          1.06            0     0        0          0.75%           6.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%          29.4%
12/31/08          0.79            0              0          0.50%         -40.0%
12/31/07          1.31            0              0          0.50%           6.2%
12/31/06          1.23            0              0          0.50%          15.7%
12/31/05          1.07            0              0          0.50%           6.5%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.25%          29.7%
12/31/08          0.79            0              0          0.25%         -39.9%
12/31/07          1.32            0              0          0.25%           6.5%
12/31/06          1.24            0              0          0.25%          16.0%
12/31/05          1.07            0              0          0.25%           6.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.00%          30.0%
12/31/08          0.80            0              0          0.00%         -39.7%
12/31/07          1.33            0              0          0.00%           6.7%
12/31/06          1.24            0              0          0.00%          16.3%
12/31/05          1.07            0              0          0.00%           7.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.6%
2008              1.1%
2007              2.1%
2006              5.3%
2005              1.6%

                             AUL American Unit Trust
                                     Russell
             Russell Lifepoints Balanced Strategy R3 Class-782493589

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       12,140,821    $       10,114,744                1,276,637
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       12,140,821
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        9,282,409             7,761,627     $              1.20
Band 100                                        44,223                36,460                    1.21
Band 75                                              -                     -                    1.23
Band 50                                        466,510               373,956                    1.25
Band 25                                              -                     -                    1.27
Band 0                                       2,347,679             1,829,727                    1.28
                                    ------------------    ------------------
  Total                             $       12,140,821            10,001,770
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            320,838
Mortality & expense charges                                                                  (106,958)
                                                                                 --------------------
Net investment income (loss)                                                                  213,880
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (3,460,309)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        5,388,328
                                                                                 --------------------
Net gain (loss)                                                                             1,928,019
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,141,899
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         213,880     $          173,959
Net realized gain (loss)                                            (3,460,309)              (992,625)
Realized gain distributions                                                  -                410,830
Net change in unrealized appreciation (depreciation)                 5,388,328             (2,865,561)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,141,899             (3,273,397)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                            12,622,277              9,867,376
Cost of units redeemed                                             (12,167,968)            (4,859,518)
                                                             -----------------     ------------------
Increase (decrease)                                                    454,309              5,007,858
                                                             -----------------     ------------------
Net increase (decrease)                                              2,596,208              1,734,461
Net assets, beginning                                                9,544,613              7,810,152
                                                             -----------------     ------------------
Net assets, ending                                           $      12,140,821              9,544,613
                                                             =================     ==================
Units sold                                                          18,760,405             11,500,769
Units redeemed                                                     (18,615,823)            (7,190,092)
                                                             -----------------     ------------------
Net increase (decrease)                                                144,582              4,310,677
Units outstanding, beginning                                         9,857,188              5,546,511
                                                             -----------------     ------------------
Units outstanding, ending                                           10,001,770              9,857,188
                                                             =================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       39,801,532
Cost of units redeemed                                                                    (27,167,130)
Account charges                                                                                     -
Net investment income (loss)                                                                  704,808
Net realized gain (loss)                                                                   (3,979,993)
Realized gain distributions                                                                   755,527
Net change in unrealized appreciation (depreciation)                                        2,026,077
                                                                                   ------------------
                                                                                   $       12,140,821
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20        7,762     $    9,282          1.25%          24.8%
12/31/08          0.96        7,921          7,589          1.25%         -31.0%
12/31/07          1.39        3,500          4,857          1.25%           5.1%
12/31/06          1.32        3,245          4,286          1.25%          11.0%
12/31/05          1.19        1,005          1,196          1.25%           5.3%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21           36     $       44          1.00%          25.1%
12/31/08          0.97           36             34          1.00%         -30.8%
12/31/07          1.40          202            283          1.00%           5.4%
12/31/06          1.33           27             36          1.00%          11.5%
12/31/05          1.19            0     0        0          1.00%           6.9%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          25.5%
12/31/08          0.98            0              0          0.75%         -30.6%
12/31/07          1.41            0              0          0.75%           5.6%
12/31/06          1.34            0              0          0.75%          11.8%
12/31/05          1.20            0     0        0          0.75%           7.2%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25          374     $      467          0.50%          25.8%
12/31/08          0.99          333            331          0.50%         -30.4%
12/31/07          1.43          340            485          0.50%           5.9%
12/31/06          1.35          383            515          0.50%          12.1%
12/31/05          1.20            0              0          0.50%           7.4%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          26.1%
12/31/08          1.00            0              0          0.25%         -30.3%
12/31/07          1.44            0              0          0.25%           6.1%
12/31/06          1.36            0              0          0.25%          12.4%
12/31/05          1.21            0              0          0.25%           7.7%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28        1,830     $    2,348          0.00%          26.4%
12/31/08          1.02        1,567          1,591          0.00%         -30.1%
12/31/07          1.45        1,505          2,185          0.00%           6.4%
12/31/06          1.36            0              0          0.00%          12.7%
12/31/05          1.21            0              0          0.00%           8.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.0%
2008              3.0%
2007              4.7%
2006              4.2%
2005              2.7%

                             AUL American Unit Trust
                                     Russell
           Russell Lifepoints Conservative Strategy R3 Class-782493563

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,589,958    $        1,584,331                  159,794
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,589,958
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,286,230             1,134,503     $               1.13
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.17
Band 50                                        264,343               223,530                     1.18
Band 25                                              -                     -                     1.20
Band 0                                          39,385                32,381                     1.22
                                    ------------------    ------------------
  Total                             $        1,589,958             1,390,414
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             52,399
Mortality & expense charges                                                                   (13,910)
                                                                                 --------------------
Net investment income (loss)                                                                   38,489
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (101,217)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          278,411
                                                                                 --------------------
Net gain (loss)                                                                               177,194
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            215,683
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          38,489     $           41,945
Net realized gain (loss)                                              (101,217)               (35,851)
Realized gain distributions                                                  -                  6,618
Net change in unrealized appreciation (depreciation)                   278,411               (258,982)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      215,683               (246,270)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               608,900                961,409
Cost of units redeemed                                                (508,739)              (548,835)
                                                             -----------------     ------------------
Increase (decrease)                                                    100,161                412,574
                                                             -----------------     ------------------
Net increase (decrease)                                                315,844                166,304
Net assets, beginning                                                1,274,114              1,107,810
                                                             -----------------     ------------------
Net assets, ending                                           $       1,589,958              1,274,114
                                                             =================     ==================
Units sold                                                             588,393                886,595
Units redeemed                                                        (517,814)              (518,755)
                                                             -----------------     ------------------
Net increase (decrease)                                                 70,579                367,840
Units outstanding, beginning                                         1,319,835                951,995
                                                             -----------------     ------------------
Units outstanding, ending                                            1,390,414              1,319,835
                                                             =================     ==================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,563,612
Cost of units redeemed                                                                     (2,009,942)
Account charges                                                                                     -
Net investment income (loss)                                                                  127,579
Net realized gain (loss)                                                                     (131,253)
Realized gain distributions                                                                    34,335
Net change in unrealized appreciation (depreciation)                                            5,627
                                                                                   ------------------
                                                                                   $        1,589,958
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13        1,135     $    1,286          1.25%          18.3%
12/31/08          0.96        1,078          1,033          1.25%         -16.7%
12/31/07          1.15          651            749          1.25%           3.8%
12/31/06          1.11          517            573          1.25%           4.6%
12/31/05          1.06          168            178          1.25%           1.9%

                                         BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.00%          18.6%
12/31/08          0.97            0              0          1.00%         -16.5%
12/31/07          1.16            0              0          1.00%           4.1%
12/31/06          1.12            0              0          1.00%           5.1%
12/31/05          1.06            0     0        0          1.00%           2.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.75%          18.9%
12/31/08          0.98            0              0          0.75%         -16.3%
12/31/07          1.17            0              0          0.75%           4.3%
12/31/06          1.12            0              0          0.75%           5.4%
12/31/05          1.07            0     0        0          0.75%           2.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18          224     $      264          0.50%          19.2%
12/31/08          0.99          181            179          0.50%         -16.1%
12/31/07          1.18          164            194          0.50%           4.6%
12/31/06          1.13          147            166          0.50%           5.6%
12/31/05          1.07            0              0          0.50%           2.8%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.25%          19.5%
12/31/08          1.00            0              0          0.25%         -15.9%
12/31/07          1.19            0              0          0.25%           4.8%
12/31/06          1.14            0              0          0.25%           5.9%
12/31/05          1.07            0              0          0.25%           3.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22           32     $       39          0.00%          19.8%
12/31/08          1.02           61             62          0.00%         -15.7%
12/31/07          1.20          137            164          0.00%           5.1%
12/31/06          1.15            0              0          0.00%           6.2%
12/31/05          1.08            0              0          0.00%           3.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.7%
2008              4.6%
2007              4.6%
2006              3.8%
2005              2.5%

                             AUL American Unit Trust
                                     Russell
          Russell Lifepoints Equity Growth Strategy R3 Class-782493555

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,855,874    $        2,843,088                  351,708
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,855,874
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,136,966             1,833,540     $               1.17
Band 100                                        15,873                13,428                     1.18
Band 75                                              -                     -                     1.20
Band 50                                         79,958                65,770                     1.22
Band 25                                              -                     -                     1.23
Band 0                                         623,077               498,307                     1.25
                                    ------------------    ------------------
  Total                             $        2,855,874             2,411,045
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             38,859
Mortality & expense charges                                                                   (20,043)
                                                                                 --------------------
Net investment income (loss)                                                                   18,816
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (856,650)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,349,952
                                                                                 --------------------
Net gain (loss)                                                                               493,302
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            512,118
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          18,816     $           (5,052)
Net realized gain (loss)                                              (856,650)               (88,521)
Realized gain distributions                                                  -                173,303
Net change in unrealized appreciation (depreciation)                 1,349,952             (1,255,825)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      512,118             (1,176,095)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,443,559              2,811,404
Cost of units redeemed                                              (1,133,748)            (1,193,174)
                                                             -----------------     ------------------
Increase (decrease)                                                    309,811              1,618,230
                                                             -----------------     ------------------
Net increase (decrease)                                                821,929                442,135
Net assets, beginning                                                2,033,945              1,591,810
                                                             -----------------     ------------------
Net assets, ending                                           $       2,855,874              2,033,945
                                                             =================     ==================
Units sold                                                           1,463,824              2,246,466
Units redeemed                                                      (1,276,984)            (1,011,694)
                                                             -----------------     ------------------
Net increase (decrease)                                                186,840              1,234,772
Units outstanding, beginning                                         2,224,205                989,433
                                                             -----------------     ------------------
Units outstanding, ending                                            2,411,045              2,224,205
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,712,420
Cost of units redeemed                                                                     (3,350,482)
Account charges                                                                                     -
Net investment income (loss)                                                                   67,460
Net realized gain (loss)                                                                     (845,515)
Realized gain distributions                                                                   259,205
Net change in unrealized appreciation (depreciation)                                           12,786
                                                                                   ------------------
                                                                                   $        2,855,874
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17        1,834     $    2,137          1.25%          28.8%
12/31/08          0.91        1,809          1,637          1.25%         -42.9%
12/31/07          1.59          666          1,056          1.25%           5.8%
12/31/06          1.50          575            862          1.25%          17.1%
12/31/05          1.28          127            163          1.25%           8.5%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18           13     $       16          1.00%          29.1%
12/31/08          0.92            8              7          1.00%         -42.8%
12/31/07          1.60            4              7          1.00%           6.0%
12/31/06          1.51            1              2          1.00%          17.1%
12/31/05          1.29            0     0        0          1.00%           9.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          29.4%
12/31/08          0.93            0              0          0.75%         -42.6%
12/31/07          1.61            0              0          0.75%           6.3%
12/31/06          1.52            0              0          0.75%          17.4%
12/31/05          1.29            0     0        0          0.75%           9.8%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22           66     $       80          0.50%          29.7%
12/31/08          0.94           55             51          0.50%         -42.5%
12/31/07          1.63           31             50          0.50%           6.6%
12/31/06          1.53           22             34          0.50%          17.7%
12/31/05          1.30            0              0          0.50%          10.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          30.1%
12/31/08          0.95            0              0          0.25%         -42.4%
12/31/07          1.64            0              0          0.25%           6.8%
12/31/06          1.54            0              0          0.25%          18.0%
12/31/05          1.30            0              0          0.25%          10.3%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25          498     $      623          0.00%          30.4%
12/31/08          0.96          353            338          0.00%         -42.2%
12/31/07          1.66          289            479          0.00%           7.1%
12/31/06          1.55            0              0          0.00%          18.3%
12/31/05          1.31            0              0          0.00%          10.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.6%
2008              0.8%
2007              4.5%
2006              3.9%
2005              1.4%

                             AUL American Unit Trust
                                     Russell
              Russell Lifepoints Growth Strategy R3 Class-782493597

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,909,231    $        5,767,327                  661,728
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,909,231
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,086,332             4,296,854     $               1.18
Band 100                                         7,732                 6,441                     1.20
Band 75                                              -                     -                     1.22
Band 50                                        441,518               357,581                     1.23
Band 25                                              -                     -                     1.25
Band 0                                         373,649               294,218                     1.27
                                    ------------------    ------------------
  Total                             $        5,909,231             4,955,094
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            102,359
Mortality & expense charges                                                                   (47,940)
                                                                                 --------------------
Net investment income (loss)                                                                   54,419
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (927,284)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,016,329
                                                                                 --------------------
Net gain (loss)                                                                             1,089,045
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,143,464
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          54,419     $           22,667
Net realized gain (loss)                                              (927,284)              (108,486)
Realized gain distributions                                                  -                247,136
Net change in unrealized appreciation (depreciation)                 2,016,329             (1,762,405)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    1,143,464             (1,601,088)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             3,316,411              3,737,363
Cost of units redeemed                                              (1,882,880)            (1,554,486)
                                                             -----------------     ------------------
Increase (decrease)                                                  1,433,531              2,182,877
                                                             -----------------     ------------------
Net increase (decrease)                                              2,576,995                581,789
Net assets, beginning                                                3,332,236              2,750,447
                                                             -----------------     ------------------
Net assets, ending                                           $       5,909,231              3,332,236
                                                             =================     ==================
Units sold                                                           3,361,636              3,082,747
Units redeemed                                                      (1,956,491)            (1,373,463)
                                                             -----------------     ------------------
Net increase (decrease)                                              1,405,145              1,709,284
Units outstanding, beginning                                         3,549,949              1,840,665
                                                             -----------------     ------------------
Units outstanding, ending                                            4,955,094              3,549,949
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       12,092,742
Cost of units redeemed                                                                     (6,144,512)
Account charges                                                                                     -
Net investment income (loss)                                                                  188,322
Net realized gain (loss)                                                                     (773,267)
Realized gain distributions                                                                   404,042
Net change in unrealized appreciation (depreciation)                                          141,904
                                                                                   ------------------
                                                                                   $        5,909,231
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18        4,297     $    5,086          1.25%          27.0%
12/31/08          0.93        2,986          2,783          1.25%         -37.0%
12/31/07          1.48        1,353          2,003          1.25%           5.4%
12/31/06          1.40        1,606          2,255          1.25%          14.2%
12/31/05          1.23          534            657          1.25%           6.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            6     $        8          1.00%          27.3%
12/31/08          0.94           27             25          1.00%         -36.9%
12/31/07          1.49           22             33          1.00%           5.7%
12/31/06          1.41           18             25          1.00%          14.1%
12/31/05          1.24            0     0        0          1.00%           8.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.75%          27.6%
12/31/08          0.95            0              0          0.75%         -36.7%
12/31/07          1.51            0              0          0.75%           6.0%
12/31/06          1.42            0              0          0.75%          14.4%
12/31/05          1.24            0     0        0          0.75%           8.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23          358     $      442          0.50%          27.9%
12/31/08          0.97          309            298          0.50%         -36.6%
12/31/07          1.52          262            398          0.50%           6.2%
12/31/06          1.43          216            310          0.50%          14.7%
12/31/05          1.25            0              0          0.50%           8.6%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          28.3%
12/31/08          0.98            0              0          0.25%         -36.4%
12/31/07          1.54            0              0          0.25%           6.5%
12/31/06          1.44            0              0          0.25%          15.0%
12/31/05          1.25            0              0          0.25%           8.8%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27          294     $      374          0.00%          28.6%
12/31/08          0.99          228            225          0.00%         -36.3%
12/31/07          1.55          204            316          0.00%           6.8%
12/31/06          1.45            0              0          0.00%          15.3%
12/31/05          1.26            0              0          0.00%           9.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              1.9%
2007              3.8%
2006              3.8%
2005              1.9%

                             AUL American Unit Trust
                                     Russell
             Russell Lifepoints Moderate Strategy R3 Class-782493571

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,837,442    $        2,876,918                  288,945
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,837,442
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,290,459             1,974,643     $               1.16
Band 100                                             -                     -                     1.18
Band 75                                              -                     -                     1.19
Band 50                                        282,597               233,571                     1.21
Band 25                                              -                     -                     1.23
Band 0                                         264,386               212,459                     1.24
                                    ------------------    ------------------
  Total                             $        2,837,442             2,420,673
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             87,321
Mortality & expense charges                                                                   (25,296)
                                                                                 --------------------
Net investment income (loss)                                                                   62,025
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (266,884)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          674,281
                                                                                 --------------------
Net gain (loss)                                                                               407,397
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            469,422
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          62,025     $           61,208
Net realized gain (loss)                                              (266,884)               (58,058)
Realized gain distributions                                                  -                 27,557
Net change in unrealized appreciation (depreciation)                   674,281               (687,394)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                      469,422               (656,687)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               854,322              1,837,338
Cost of units redeemed                                                (799,939)            (1,035,710)
                                                             -----------------     ------------------
Increase (decrease)                                                     54,383                801,628
                                                             -----------------     ------------------
Net increase (decrease)                                                523,805                144,941
Net assets, beginning                                                2,313,637              2,168,696
                                                             -----------------     ------------------
Net assets, ending                                           $       2,837,442              2,313,637
                                                             =================     ==================
Units sold                                                             827,066              1,684,989
Units redeemed                                                        (825,340)              (973,031)
                                                             -----------------     ------------------
Net increase (decrease)                                                  1,726                711,958
Units outstanding, beginning                                         2,418,947              1,706,989
                                                             -----------------     ------------------
Units outstanding, ending                                            2,420,673              2,418,947
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        6,023,036
Cost of units redeemed                                                                     (3,190,038)
Account charges                                                                                     -
Net investment income (loss)                                                                  220,535
Net realized gain (loss)                                                                     (281,458)
Realized gain distributions                                                                   104,843
Net change in unrealized appreciation (depreciation)                                          (39,476)
                                                                                   ------------------
                                                                                   $        2,837,442
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16        1,975     $    2,290          1.25%          22.2%
12/31/08          0.95        2,022          1,919          1.25%         -24.7%
12/31/07          1.26        1,304          1,644          1.25%           5.5%
12/31/06          1.20        1,125          1,345          1.25%           8.1%
12/31/05          1.11          362            400          1.25%           2.3%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.00%          22.5%
12/31/08          0.96            0              0          1.00%         -24.5%
12/31/07          1.27            0              0          1.00%           4.7%
12/31/06          1.21           15             18          1.00%           8.5%
12/31/05          1.12            0     0        0          1.00%           4.3%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          22.8%
12/31/08          0.97            0              0          0.75%         -24.3%
12/31/07          1.28            0              0          0.75%           5.6%
12/31/06          1.22          129            157          0.75%           8.6%
12/31/05          1.12            0     0        0          0.75%           4.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21          234     $      283          0.50%          23.1%
12/31/08          0.98          204            201          0.50%         -24.1%
12/31/07          1.30          266            345          0.50%           5.6%
12/31/06          1.23            0              0          0.50%           8.7%
12/31/05          1.13            0              0          0.50%           4.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          23.4%
12/31/08          0.99            0              0          0.25%         -23.9%
12/31/07          1.31            0              0          0.25%           5.9%
12/31/06          1.23            0              0          0.25%           9.0%
12/31/05          1.13            0              0          0.25%           5.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24          212     $      264          0.00%          23.7%
12/31/08          1.01          193            194          0.00%         -23.7%
12/31/07          1.32          136            180          0.00%           6.1%
12/31/06          1.24            0              0          0.00%           9.3%
12/31/05          1.14            0              0          0.00%           5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.4%
2008              3.8%
2007              4.8%
2006              4.2%
2005              2.7%

                             AUL American Unit Trust
                                     Russell
       Russell Lifepoints Balanced Strategy R2 Class-782493530 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.00
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.03
Band 25                                              -                     -                     1.04
Band 0                                               -                     -                     1.05
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          1.25%          25.0%
12/31/08          0.80            0              0          1.25%         -30.8%
12/31/07          1.16            0              0          1.25%           5.4%
12/31/06          1.10            0              0          1.25%          10.0%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          1.00%          25.3%
12/31/08          0.81            0              0          1.00%         -30.6%
12/31/07          1.17            0              0          1.00%           5.7%
12/31/06          1.10            0              0          1.00%          10.3%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%          25.6%
12/31/08          0.81            0              0          0.75%         -30.4%
12/31/07          1.17            0              0          0.75%           6.0%
12/31/06          1.11            0              0          0.75%          10.5%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.03            0     $        0          0.50%          26.0%
12/31/08          0.82            0              0          0.50%         -30.3%
12/31/07          1.18            0              0          0.50%           6.2%
12/31/06          1.11            0              0          0.50%          10.8%
01/03/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04            0     $        0          0.25%          26.3%
12/31/08          0.83            0              0          0.25%         -30.1%
12/31/07          1.18            0              0          0.25%           6.5%
12/31/06          1.11            0              0          0.25%          11.1%
01/03/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05            0     $        0          0.00%          26.6%
12/31/08          0.83            0              0          0.00%         -29.9%
12/31/07          1.19            0              0          0.00%           6.8%
12/31/06          1.11            0              0          0.00%          11.4%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                     Russell
     Russell Lifepoints Conservative Strategy R2 Class-782493514 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.08
Band 100                                             -                     -                     1.09
Band 75                                              -                     -                     1.10
Band 50                                              -                     -                     1.11
Band 25                                              -                     -                     1.12
Band 0                                               -                     -                     1.13
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          1.25%          18.6%
12/31/08          0.91            0              0          1.25%         -16.5%
12/31/07          1.09            0              0          1.25%           4.2%
12/31/06          1.05            0              0          1.25%           4.5%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          1.00%          18.9%
12/31/08          0.92            0              0          1.00%         -16.2%
12/31/07          1.09            0              0          1.00%           4.4%
12/31/06          1.05            0              0          1.00%           4.8%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.10            0     $        0          0.75%          19.2%
12/31/08          0.92            0              0          0.75%         -16.0%
12/31/07          1.10            0              0          0.75%           4.7%
12/31/06          1.05            0              0          0.75%           5.0%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          0.50%          19.4%
12/31/08          0.93            0              0          0.50%         -15.8%
12/31/07          1.10            0              0          0.50%           5.0%
12/31/06          1.05            0              0          0.50%           5.3%
01/03/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.25%          19.7%
12/31/08          0.94            0              0          0.25%         -15.6%
12/31/07          1.11            0              0          0.25%           5.2%
12/31/06          1.06            0              0          0.25%           5.5%
01/03/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          0.00%          20.0%
12/31/08          0.94            0              0          0.00%         -15.4%
12/31/07          1.12            0              0          0.00%           5.5%
12/31/06          1.06            0              0          0.00%           5.8%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                     Russell
    Russell Lifepoints Equity Growth Strategy R2 Class-782493498 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.90
Band 100                                             -                     -                     0.91
Band 75                                              -                     -                     0.92
Band 50                                              -                     -                     0.93
Band 25                                              -                     -                     0.94
Band 0                                               -                     -                     0.95
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.90            0     $        0          1.25%          24.4%
12/31/08          0.72            0              0          1.25%         -40.6%
12/31/07          1.22            0              0          1.25%           6.0%
12/31/06          1.15            0              0          1.25%          14.8%
01/03/06          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.91            0     $        0          1.00%          26.6%
12/31/08          0.72            0              0          1.00%         -41.3%
12/31/07          1.22            0              0          1.00%           6.3%
12/31/06          1.15            0              0          1.00%          15.1%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.92            0     $        0          0.75%          28.8%
12/31/08          0.71            0              0          0.75%         -42.1%
12/31/07          1.23            0              0          0.75%           6.6%
12/31/06          1.15            0              0          0.75%          15.4%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.93            0     $        0          0.50%          31.1%
12/31/08          0.71            0              0          0.50%         -42.8%
12/31/07          1.24            0              0          0.50%           6.8%
12/31/06          1.16            0              0          0.50%          15.7%
01/03/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.94            0     $        0          0.25%          33.4%
12/31/08          0.70            0              0          0.25%         -43.5%
12/31/07          1.24            0              0          0.25%           7.1%
12/31/06          1.16            0              0          0.25%          16.0%
01/03/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95            0     $        0          0.00%          35.8%
12/31/08          0.70            0              0          0.00%         -44.2%
12/31/07          1.25            0              0          0.00%           7.4%
12/31/06          1.16            0              0          0.00%          16.2%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                     Russell
        Russell Lifepoints Growth Strategy R2 Class-782493548 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               0.95
Band 100                                             -                     -                     0.96
Band 75                                              -                     -                     0.97
Band 50                                              -                     -                     0.98
Band 25                                              -                     -                     0.99
Band 0                                               -                     -                     1.00
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.95          0       $        0          1.25%          22.6%
12/31/08          0.78          0                0          1.25%         -34.5%
12/31/07          1.19          0                0          1.25%           5.7%
12/31/06          1.12          0                0          1.25%          12.3%
01/03/06          1.00          0                0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.96            0     $        0          1.00%          24.7%
12/31/08          0.77            0              0          1.00%         -35.3%
12/31/07          1.19            0              0          1.00%           6.0%
12/31/06          1.13            0              0          1.00%          12.6%
01/03/06          1.00            0     0        0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.97            0     $        0          0.75%          26.9%
12/31/08          0.77            0              0          0.75%         -36.1%
12/31/07          1.20            0              0          0.75%           6.2%
12/31/06          1.13            0              0          0.75%          12.8%
01/03/06          1.00            0     0        0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.98            0     $        0          0.50%          29.2%
12/31/08          0.76            0              0          0.50%         -36.9%
12/31/07          1.20            0              0          0.50%           6.5%
12/31/06          1.13            0              0          0.50%          13.1%
01/03/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.99            0     $        0          0.25%          31.4%
12/31/08          0.75            0              0          0.25%         -37.7%
12/31/07          1.21            0              0          0.25%           6.8%
12/31/06          1.13            0              0          0.25%          13.4%
01/03/06          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.00            0     $        0          0.00%          33.8%
12/31/08          0.75            0              0          0.00%         -38.5%
12/31/07          1.22            0              0          0.00%           7.0%
12/31/06          1.14            0              0          0.00%          13.7%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                     Russell
       Russell Lifepoints Moderate Strategy R2 Class-782493522(unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.04
Band 100                                             -                     -                     1.05
Band 75                                              -                     -                     1.06
Band 50                                              -                     -                     1.07
Band 25                                              -                     -                     1.08
Band 0                                               -                     -                     1.09
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -     $                -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                            -                      -
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
                                                             -----------------     ------------------
Increase (decrease)                                                          -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                             -----------------     ------------------
Net assets, ending                                           $               -                      -
                                                             =================     ==================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                             -----------------     ------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                             -----------------     ------------------
Units outstanding, ending                                                    -                      -
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.04        0         $        0          1.25%          18.0%
12/31/08          0.88        0                  0          1.25%         -21.7%
12/31/07          1.13        0                  0          1.25%           5.1%
12/31/06          1.07        0                  0          1.25%           7.3%
01/03/06          1.00        0                  0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.05            0     $        0          1.00%          20.1%
12/31/08          0.88            0              0          1.00%         -22.7%
12/31/07          1.13            0              0          1.00%           5.4%
12/31/06          1.08            0              0          1.00%           7.5%
01/03/06          1.00            0     0        0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.06            0     $        0          0.75%          22.2%
12/31/08          0.87            0              0          0.75%         -23.6%
12/31/07          1.14            0              0          0.75%           5.6%
12/31/06          1.08            0              0          0.75%           7.8%
01/03/06          1.00            0     0        0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.07            0     $        0          0.50%          24.3%
12/31/08          0.86            0              0          0.50%         -24.6%
12/31/07          1.14            0              0          0.50%           5.9%
12/31/06          1.08            0              0          0.50%           8.1%
01/03/06          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.08            0     $        0          0.25%          26.5%
12/31/08          0.86            0              0          0.25%         -25.5%
12/31/07          1.15            0              0          0.25%           6.2%
12/31/06          1.08            0              0          0.25%           8.3%
01/03/06          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09            0     $        0          0.00%          28.7%
12/31/08          0.85            0              0          0.00%         -26.4%
12/31/07          1.16            0              0          0.00%           6.4%
12/31/06          1.09            0              0          0.00%           8.6%
01/03/06          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%

                             AUL American Unit Trust
                                     Russell
                   Russell Emerging Markets S Class-782493746

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            3,376    $            3,010                      190
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            3,376
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $            3,376                 1,896     $               1.78
Band 100                                             -                     -                     1.79
Band 75                                              -                     -                     1.79
Band 50                                              -                     -                     1.79
Band 25                                              -                     -                     1.80
Band 0                                               -                     -                     1.80
                                    ------------------    ------------------
  Total                             $            3,376                 1,896
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                 86
Mortality & expense charges                                                                      (123)
                                                                                 --------------------
Net investment income (loss)                                                                      (37)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,742
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              366
                                                                                 --------------------
Net gain (loss)                                                                                 5,108
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,071
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             (37)  $                    -
Net realized gain (loss)                                                 4,742                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                       366                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                        5,071                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                                (1,695)                       -
Cost of units redeemed                                                       -                        -
                                                             -----------------   ----------------------
Increase (decrease)                                                     (1,695)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                                  3,376                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $           3,376                        -
                                                             =================   ======================
Units sold                                                              35,744                        -
Units redeemed                                                         (33,848)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                                  1,896                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                                1,896                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           (1,695)
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                      (37)
Net realized gain (loss)                                                                        4,742
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              366
                                                                                   ------------------
                                                                                   $            3,376
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.78            2    $         3          1.25%          81.7%
12/31/08          0.98            7              7          1.25%          -2.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.79            0     $        0          1.00%          82.2%
12/31/08          0.98            0              0          1.00%          -2.0%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.79            0     $        0          0.75%          82.7%
12/31/08          0.98            0              0          0.75%          -2.0%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.79            0     $        0          0.50%          83.2%
12/31/08          0.98            0              0          0.50%          -2.0%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.80            0     $        0          0.25%          83.6%
12/31/08          0.98            0              0          0.25%          -2.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.80            0     $        0          0.00%          84.1%
12/31/08          0.98            0              0          0.00%          -2.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              5.1%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2010 Strategy R1 Class-782478291

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,240,136    $        3,817,799                  431,346
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,240,136
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,240,136             3,458,673     $               1.23
Band 100                                             -                     -                     1.23
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.24
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
  Total                             $        4,240,136             3,458,673
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            118,273
Mortality & expense charges                                                                   (29,118)
                                                                                 --------------------
Net investment income (loss)                                                                   89,155
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       42,177
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          422,337
                                                                                 --------------------
Net gain (loss)                                                                               464,514
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            553,669
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          89,155   $                    -
Net realized gain (loss)                                                42,177                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                   422,337                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                      553,669                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                             4,234,695                        -
Cost of units redeemed                                                (548,228)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                  3,686,467                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                              4,240,136                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $       4,240,136                        -
                                                             =================   ======================
Units sold                                                           3,937,201                        -
Units redeemed                                                        (478,528)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                              3,458,673                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                            3,458,673                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        4,234,695
Cost of units redeemed                                                                       (548,228)
Account charges                                                                                     -
Net investment income (loss)                                                                   89,155
Net realized gain (loss)                                                                       42,177
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          422,337
                                                                                   ------------------
                                                                                   $        4,240,136
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23        3,459    $     4,240          1.25%          21.8%
12/31/08          1.01            0              0          1.25%           0.7%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          1.00%          22.2%
12/31/08          1.01            0              0          1.00%           0.6%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          22.5%
12/31/08          1.01            0              0          0.75%           0.6%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          22.8%
12/31/08          1.01            0              0          0.50%           0.6%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.25%          23.1%
12/31/08          1.01            0              0          0.25%           0.6%
12/17/08          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.00%          23.4%
12/31/08          1.01            0              0          0.00%           0.6%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              5.6%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2015 Strategy R1 Class-782494819

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          195,293    $          188,571                   21,227
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          195,293
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          195,293               157,417     $               1.24
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.25
Band 50                                              -                     -                     1.25
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.26
                                    ------------------    ------------------
  Total                             $          195,293               157,417
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,348
Mortality & expense charges                                                                      (658)
                                                                                 --------------------
Net investment income (loss)                                                                    2,690
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,135
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,722
                                                                                 --------------------
Net gain (loss)                                                                                 8,857
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             11,547
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,690   $                    -
Net realized gain (loss)                                                 2,135                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                     6,722                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                       11,547                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                               194,023                        -
Cost of units redeemed                                                 (10,277)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                    183,746                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                                195,293                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $         195,293                        -
                                                             =================   ======================
Units sold                                                             165,878                        -
Units redeemed                                                          (8,461)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                                157,417                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                              157,417                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          194,023
Cost of units redeemed                                                                        (10,277)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,690
Net realized gain (loss)                                                                        2,135
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            6,722
                                                                                   ------------------
                                                                                   $          195,293
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24          157       $    195          1.25%          23.7%
12/31/08          1.00            0              0          1.25%           0.3%
12/17/08          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          1.00%          24.1%
12/31/08          1.00            0              0          1.00%           0.2%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.75%          24.4%
12/31/08          1.00            0              0          0.75%           0.2%
12/17/08          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.50%          24.7%
12/31/08          1.00            0              0          0.50%           0.2%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          25.1%
12/31/08          1.00            0              0          0.25%           0.2%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.00%          25.4%
12/31/08          1.00            0              0          0.00%           0.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.4%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2015 Strategy R3 Class-782494785

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          554,951    $          510,351                   60,386
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          554,951
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          554,951               449,930       $             1.23
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.24
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.25
                                    ------------------    ------------------
  Total                             $          554,951               449,930
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             10,329
Mortality & expense charges                                                                    (2,690)
                                                                                 --------------------
Net investment income (loss)                                                                    7,639
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          210
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           44,600
                                                                                 --------------------
Net gain (loss)                                                                                44,810
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             52,449
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           7,639   $                    -
Net realized gain (loss)                                                   210                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                    44,600                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                       52,449                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                               513,425                        -
Cost of units redeemed                                                 (10,923)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                    502,502                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                                554,951                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $         554,951                        -
                                                             =================   ======================
Units sold                                                             467,524                        -
Units redeemed                                                         (17,594)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                                449,930                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                              449,930                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          513,425
Cost of units redeemed                                                                        (10,923)
Account charges                                                                                     -
Net investment income (loss)                                                                    7,639
Net realized gain (loss)                                                                          210
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           44,600
                                                                                   ------------------
                                                                                   $          554,951
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23          450     $      555          1.25%          23.1%
12/31/08          1.00            0              0          1.25%           0.2%
12/17/08          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          1.00%          23.5%
12/31/08          1.00            0              0          1.00%           0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.75%          23.8%
12/31/08          1.00            0              0          0.75%           0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          24.1%
12/31/08          1.00            0              0          0.50%           0.2%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          24.4%
12/31/08          1.00            0              0          0.25%           0.2%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.00%          24.7%
12/31/08          1.00            0              0          0.00%           0.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.7%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2020 Strategy R1 Class-782478275

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       11,396,043    $       10,028,737                1,168,825
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       11,396,043
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       11,396,043             9,080,310     $               1.26
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.26
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
  Total                             $       11,396,043             9,080,310
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            274,463
Mortality & expense charges                                                                   (73,189)
                                                                                 --------------------
Net investment income (loss)                                                                  201,274
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       25,268
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,367,306
                                                                                 --------------------
Net gain (loss)                                                                             1,392,574
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,593,848
                                                                                 --------------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         201,274   $                    -
Net realized gain (loss)                                                25,268                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                 1,367,306                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                    1,593,848                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                            10,379,449                        -
Cost of units redeemed                                                (577,254)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                  9,802,195                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                             11,396,043                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $      11,396,043                        -
                                                             =================   ======================
Units sold                                                           9,868,131                        -
Units redeemed                                                        (787,821)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                              9,080,310                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                            9,080,310                        -
                                                             =================   ======================


--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       10,379,449
Cost of units redeemed                                                                       (577,254)
Account charges                                                                                     -
Net investment income (loss)                                                                  201,274
Net realized gain (loss)                                                                       25,268
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,367,306
                                                                                   ------------------
                                                                                   $       11,396,043
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26        9,080     $   11,396           1.25%         25.0%
12/31/08          1.00            0              0           1.25%          0.4%
12/17/08          1.00            0              0           1.25%          0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%         25.4%
12/31/08          1.00            0              0          1.00%          0.3%
12/17/08          1.00            0              0          1.00%          0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          25.7%
12/31/08          1.00            0              0          0.75%           0.3%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.50%          26.0%
12/31/08          1.00            0              0          0.50%           0.4%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          26.3%
12/31/08          1.00            0              0          0.25%           0.4%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.00%          26.7%
12/31/08          1.00            0              0          0.00%           0.4%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.8%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2025 Strategy R1 Class-782494777

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          189,157    $          176,472                   21,767
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          189,157
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          189,157               148,804     $               1.27
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.28
Band 50                                              -                     -                     1.28
Band 25                                              -                     -                     1.28
Band 0                                               -                     -                     1.29
                                    ------------------    ------------------
  Total                             $          189,157               148,804
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              2,952
Mortality & expense charges                                                                      (735)
                                                                                 --------------------
Net investment income (loss)                                                                    2,217
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           44
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,685
                                                                                 --------------------
Net gain (loss)                                                                                12,729
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,946
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           2,217     $                  -
Net realized gain (loss)                                                    44                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                    12,685                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                       14,946                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                               174,331                        -
Cost of units redeemed                                                    (120)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                    174,211                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                                189,157                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $         189,157                        -
                                                             =================   ======================
Units sold                                                             148,898                        -
Units redeemed                                                             (94)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                                148,804                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                              148,804                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          174,331
Cost of units redeemed                                                                           (120)
Account charges                                                                                     -
Net investment income (loss)                                                                    2,217
Net realized gain (loss)                                                                           44
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           12,685
                                                                                   ------------------
                                                                                   $          189,157
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27          149     $      189          1.25%          26.9%
12/31/08          1.00            0              0          1.25%           0.2%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.00%          27.2%
12/31/08          1.00            0              0          1.00%           0.2%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.75%          27.6%
12/31/08          1.00            0              0          0.75%           0.2%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.50%          27.9%
12/31/08          1.00            0              0          0.50%           0.2%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.25%          28.2%
12/31/08          1.00            0              0          0.25%           0.2%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.00%          28.5%
12/31/08          1.00            0              0          0.00%           0.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.1%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2025 Strategy R3 Class-782494751

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          394,647    $          366,077                   45,518
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $         394,647
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          394,647               312,155     $               1.26
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.27
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.28
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
  Total                             $          394,647               312,155
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,558
Mortality & expense charges                                                                    (1,535)
                                                                                 --------------------
Net investment income (loss)                                                                    4,023
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,035
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           28,570
                                                                                 --------------------
Net gain (loss)                                                                                30,605
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             34,628
                                                                                 ====================


--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,023   $                    -
Net realized gain (loss)                                                 2,035                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                    28,570                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                       34,628                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                               449,030                        -
Cost of units redeemed                                                 (89,011)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                    360,019                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                                394,647                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $         394,647                        -
                                                             =================   ======================
Units sold                                                             441,109                        -
Units redeemed                                                        (128,954)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                                312,155                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                              312,155                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          449,030
Cost of units redeemed                                                                        (89,011)
Account charges                                                                                     -
Net investment income (loss)                                                                    4,023
Net realized gain (loss)                                                                        2,035
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           28,570
                                                                                   ------------------
                                                                                   $          394,647
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26          312    $       395          1.25%          26.3%
12/31/08          1.00            0              0          1.25%           0.1%
12/17/08          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.00%          26.6%
12/31/08          1.00            0              0          1.00%           0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.75%          27.0%
12/31/08          1.00            0              0          0.75%           0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          27.3%
12/31/08          1.00            0              0          0.50%           0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.25%          27.6%
12/31/08          1.00            0              0          0.25%           0.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          27.9%
12/31/08          1.00            0              0          0.00%           0.1%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.8%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2030 Strategy R1 Class-782478259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,880,123    $        6,677,924                  867,855
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       7,880,123
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,880,123             6,117,433     $               1.29
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
  Total                             $        7,880,123             6,117,433
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            141,298
Mortality & expense charges                                                                   (51,047)
                                                                                 --------------------
Net investment income (loss)                                                                   90,251
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       23,680
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,202,199
                                                                                 --------------------
Net gain (loss)                                                                             1,225,879
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,316,130
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          90,251   $                    -
Net realized gain (loss)                                                23,680                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                 1,202,199                        -
                                                             -----------------   ----------------------
Increase (decrease) in net assets from operations                    1,316,130                        -
                                                             -----------------   ----------------------
Contract owner transactions:
Proceeds from units sold                                             7,002,642                        -
Cost of units redeemed                                                (438,649)                       -
                                                             -----------------   ----------------------
Increase (decrease)                                                  6,563,993                        -
                                                             -----------------   ----------------------
Net increase (decrease)                                              7,880,123                        -
Net assets, beginning                                                        -                        -
                                                             -----------------   ----------------------
Net assets, ending                                           $       7,880,123                        -
                                                             =================   ======================
Units sold                                                           6,675,455                        -
Units redeemed                                                        (558,022)                       -
                                                             -----------------   ----------------------
Net increase (decrease)                                              6,117,433                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------   ----------------------
Units outstanding, ending                                            6,117,433                        -
                                                             =================   ======================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        7,002,642
Cost of units redeemed                                                                       (438,649)
Account charges                                                                                     -
Net investment income (loss)                                                                   90,251
Net realized gain (loss)                                                                       23,680
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,202,199
                                                                                   ------------------
                                                                                   $        7,880,123
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29        6,117     $    7,880          1.25%          28.9%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          29.3%
12/31/08          1.00            0              0          1.00%          -0.1%
12/17/08          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          29.6%
12/31/08          1.00            0              0          0.75%          -0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          29.9%
12/31/08          1.00            0              0          0.50%          -0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          30.2%
12/31/08          1.00            0              0          0.25%          -0.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          30.6%
12/31/08          1.00            0              0          0.00%          -0.1%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009                  3.6%
2008                  0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2035 Strategy R1 Class-782494744

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           57,067    $           53,338                    6,793
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           57,067
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           57,067                44,165     $               1.29
Band 100                                             -                     -                     1.30
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.31
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $           57,067                44,165
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                779
Mortality & expense charges                                                                      (184)
                                                                                 --------------------
Net investment income (loss)                                                                      595
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            9
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,729
                                                                                 --------------------
Net gain (loss)                                                                                 3,738
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              4,333
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             595     $                  -
Net realized gain (loss)                                                     9                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                     3,729                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                        4,333                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                52,813                        -
Cost of units redeemed                                                     (79)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                     52,734                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                 57,067                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $          57,067                        -
                                                             =================     ====================
Units sold                                                              44,388                        -
Units redeemed                                                            (223)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                 44,165                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                               44,165                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           52,813
Cost of units redeemed                                                                            (79)
Account charges                                                                                     -
Net investment income (loss)                                                                      595
Net realized gain (loss)                                                                            9
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            3,729
                                                                                   ------------------
                                                                                   $           57,067
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29           44      $      57          1.25%          29.3%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.00%          29.7%
12/31/08          1.00            0              0          1.00%          -0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          30.0%
12/31/08          1.00            0              0          0.75%          -0.1%
12/17/08          1.00            0              0          0.75%           0.0%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.3%
12/31/08          1.00            0              0          0.50%          -0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.25%          30.6%
12/31/08          1.00            0              0          0.25%           0.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.00%          31.0%
12/31/08          1.00            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.7%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2035 Strategy R3 Class-782494728

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          415,428    $          373,174                   49,514
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          415,428
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          415,428               323,330       $             1.28
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
  Total                             $          415,428               323,330
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              5,419
Mortality & expense charges                                                                    (1,840)
                                                                                 --------------------
Net investment income (loss)                                                                    3,579
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          386
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,254
                                                                                 --------------------
Net gain (loss)                                                                                42,640
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             46,219
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           3,579     $                  -
Net realized gain (loss)                                                   386                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                    42,254                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                       46,219                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                               404,141                        -
Cost of units redeemed                                                 (34,932)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                    369,209                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                415,428                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $         415,428                        -
                                                             =================     ====================
Units sold                                                             375,272                        -
Units redeemed                                                         (51,942)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                323,330                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                              323,330                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          404,141
Cost of units redeemed                                                                        (34,932)
Account charges                                                                                     -
Net investment income (loss)                                                                    3,579
Net realized gain (loss)                                                                          386
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           42,254
                                                                                   ------------------
                                                                                   $          415,428
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28          323     $      415          1.25%          28.4%
12/31/08          1.00            0              0          1.25%           0.1%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          28.8%
12/31/08          1.00            0              0          1.00%           0.0%
12/17/08          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          29.1%
12/31/08          1.00            0              0          0.75%           0.0%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.50%          29.5%
12/31/08          1.00            0              0          0.50%           0.0%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          29.8%
12/31/08          1.00            0              0          0.25%           0.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          30.1%
12/31/08          1.00            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.6%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2040 Strategy R1 Class-782478234

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,637,825    $        4,830,101                  616,829
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,637,825
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,637,825             4,372,366     $               1.29
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $        5,637,825             4,372,366
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            100,439
Mortality & expense charges                                                                   (35,502)
                                                                                 --------------------
Net investment income (loss)                                                                   64,937
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       38,761
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          807,724
                                                                                 --------------------
Net gain (loss)                                                                               846,485
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            911,422
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          64,937     $                  -
Net realized gain (loss)                                                38,761                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                   807,724                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                      911,422                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                             5,218,970                        -
Cost of units redeemed                                                (492,567)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                  4,726,403                        -
                                                             -----------------     --------------------
Net increase (decrease)                                              5,637,825                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $       5,637,825                        -
                                                             =================     ====================
Units sold                                                           4,917,519                        -
Units redeemed                                                        (545,153)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                              4,372,366                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                            4,372,366                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,218,970
Cost of units redeemed                                                                       (492,567)
Account charges                                                                                     -
Net investment income (loss)                                                                   64,937
Net realized gain (loss)                                                                       38,761
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          807,724
                                                                                   ------------------
                                                                                   $        5,637,825
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29        4,372     $    5,638          1.25%          29.0%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          29.4%
12/31/08          1.00            0              0          1.00%          -0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          29.7%
12/31/08          1.00            0              0          0.75%          -0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.0%
12/31/08          1.00            0              0          0.50%          -0.1%
12/17/08          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          30.3%
12/31/08          1.00            0              0          0.25%           0.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.00%          30.7%
12/31/08          1.00            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.6%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2045 Strategy R1 Class-782494710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           23,786    $           22,041                    2,828
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           23,786
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           23,786                18,397     $               1.29
Band 100                                             -                     -                     1.30
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.31
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $           23,786                18,397
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                336
Mortality & expense charges                                                                       (88)
                                                                                 --------------------
Net investment income (loss)                                                                      248
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          208
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,745
                                                                                 --------------------
Net gain (loss)                                                                                 1,953
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,201
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             248     $                  -
Net realized gain (loss)                                                   208                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                     1,745                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                        2,201                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                22,675                        -
Cost of units redeemed                                                  (1,090)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                     21,585                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                 23,786                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $          23,786                        -
                                                             =================     ====================
Units sold                                                              19,257                        -
Units redeemed                                                            (860)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                 18,397                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                               18,397                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           22,675
Cost of units redeemed                                                                         (1,090)
Account charges                                                                                     -
Net investment income (loss)                                                                      248
Net realized gain (loss)                                                                          208
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,745
                                                                                   ------------------
                                                                                   $           23,786
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29           18     $       24          1.25%          29.4%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          1.00%          29.8%
12/31/08          1.00            0              0          1.00%          -0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          30.1%
12/31/08          1.00            0              0          0.75%          -0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.4%
12/31/08          1.00            0              0          0.50%          -0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.25%          30.7%
12/31/08          1.00            0              0          0.25%          -0.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.00%          31.1%
12/31/08          1.00            0              0          0.00%          -0.1%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.8%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2045 Strategy R3 Class-782494686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           99,606    $           87,683                   11,872
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           99,606
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           99,606                77,575     $               1.28
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
  Total                             $           99,606                77,575
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,330
Mortality & expense charges                                                                      (464)
                                                                                 --------------------
Net investment income (loss)                                                                      866
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          384
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           11,923
                                                                                 --------------------
Net gain (loss)                                                                                12,307
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             13,173
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             866     $                  -
Net realized gain (loss)                                                   384                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                    11,923                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                       13,173                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                96,320                        -
Cost of units redeemed                                                  (9,887)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                     86,433                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                 99,606                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $          99,606                        -
                                                             =================     ====================
Units sold                                                              91,091                        -
Units redeemed                                                         (13,516)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                 77,575                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                               77,575                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           96,320
Cost of units redeemed                                                                         (9,887)
Account charges                                                                                     -
Net investment income (loss)                                                                      866
Net realized gain (loss)                                                                          384
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           11,923
                                                                                   ------------------
                                                                                   $           99,606
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28           78     $      100          1.25%          28.4%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          28.8%
12/31/08          1.00            0              0          1.00%           0.0%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          29.1%
12/31/08          1.00            0              0          0.75%           0.0%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.50%          29.4%
12/31/08          1.00            0              0          0.50%           0.0%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          29.7%
12/31/08          1.00            0              0          0.25%           0.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          30.0%
12/31/08          1.00            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.7%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2050 Strategy R3 Class-782494652

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           21,977    $           20,212                    2,591
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           21,977
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           21,977                17,141     $               1.28
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
  Total                             $           21,977                17,141
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                279
Mortality & expense charges                                                                       (84)
                                                                                 --------------------
Net investment income (loss)                                                                      195
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                        51
Net change in unrealized appreciation (depreciation)                                            1,765
                                                                                 --------------------
Net gain (loss)                                                                                 1,821
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,016
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             195     $                  -
Net realized gain (loss)                                                     5                        -
Realized gain distributions                                                 51                        -
Net change in unrealized appreciation (depreciation)                     1,765                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                        2,016                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                19,961                        -
Cost of units redeemed                                                       -                        -
                                                             -----------------     --------------------
Increase (decrease)                                                     19,961                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                 21,977                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $          21,977                        -
                                                             =================     ====================
Units sold                                                              17,141                        -
Units redeemed                                                               -                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                 17,141                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                               17,141                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           19,961
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                      195
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                        51
Net change in unrealized appreciation (depreciation)                                            1,765
                                                                                   ------------------
                                                                                   $           21,977
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28           17     $       22          1.25%          28.3%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          28.7%
12/31/08          1.00            0              0          1.00%          -0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          29.0%
12/31/08          1.00            0              0          0.75%          -0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.50%          29.3%
12/31/08          1.00            0              0          0.50%          -0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          29.6%
12/31/08          1.00            0              0          0.25%          -0.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          30.0%
12/31/08          1.00            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.5%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
               Russell LifePoints 2050 Strategy R1 Class-782494678

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           38,337    $           36,728                    4,515
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           38,337
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           38,337                29,713     $               1.29
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.30
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $           38,337                29,713
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                523
Mortality & expense charges                                                                       (97)
                                                                                 --------------------
Net investment income (loss)                                                                      426
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           84
Realized gain distributions                                                                        90
Net change in unrealized appreciation (depreciation)                                            1,609
                                                                                 --------------------
Net gain (loss)                                                                                 1,783
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,209
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             426     $                  -
Net realized gain (loss)                                                    84                        -
Realized gain distributions                                                 90                        -
Net change in unrealized appreciation (depreciation)                     1,609                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                        2,209                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                36,569                        -
Cost of units redeemed                                                    (441)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                     36,128                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                 38,337                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $          38,337                        -
                                                             =================     ====================
Units sold                                                              30,061                        -
Units redeemed                                                            (348)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                 29,713                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                               29,713                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           36,569
Cost of units redeemed                                                                           (441)
Account charges                                                                                     -
Net investment income (loss)                                                                      426
Net realized gain (loss)                                                                           84
Realized gain distributions                                                                        90
Net change in unrealized appreciation (depreciation)                                            1,609
                                                                                   ------------------
                                                                                   $           38,337
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29           30     $       38          1.25%          29.0%
12/31/08          1.00            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          29.4%
12/31/08          1.00            0              0          1.00%           0.0%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          29.7%
12/31/08          1.00            0              0          0.75%           0.0%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.0%
12/31/08          1.00            0              0          0.50%           0.0%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.25%          30.4%
12/31/08          1.00            0              0          0.25%           0.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.00%          30.7%
12/31/08          1.00            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.7%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
             Russell LifePoints Balanced Strategy R1 Class-782478366

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,964,399    $        5,236,687                  624,544
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        5,964,399
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,964,399             4,743,125     $               1.26
Band 100                                             -                     -                     1.26
Band 75                                              -                     -                     1.26
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.27
Band 0                                               -                     -                     1.27
                                    ------------------    ------------------
  Total                             $        5,964,399             4,743,125
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            134,370
Mortality & expense charges                                                                   (41,152)
                                                                                 --------------------
Net investment income (loss)                                                                   93,218
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       85,246
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          727,712
                                                                                 --------------------
Net gain (loss)                                                                               812,958
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            906,176
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          93,218     $                  -
Net realized gain (loss)                                                85,246                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                   727,712                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                      906,176                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                             5,742,995                        -
Cost of units redeemed                                                (684,772)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                  5,058,223                        -
                                                             -----------------     --------------------
Net increase (decrease)                                              5,964,399                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $       5,964,399                        -
                                                             =================     ====================
Units sold                                                           5,527,960                        -
Units redeemed                                                        (784,835)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                              4,743,125                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                            4,743,125                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,742,995
Cost of units redeemed                                                                       (684,772)
Account charges                                                                                     -
Net investment income (loss)                                                                   93,218
Net realized gain (loss)                                                                       85,246
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          727,712
                                                                                   ------------------
                                                                                   $        5,964,399
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26        4,743     $    5,964          1.25%          25.3%
12/31/08          1.00            0              0          1.25%           0.4%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.00%          25.7%
12/31/08          1.00            0              0          1.00%           0.3%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          0.75%          26.0%
12/31/08          1.00            0              0          0.75%           0.3%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          26.3%
12/31/08          1.00            0              0          0.50%           0.4%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.25%          26.6%
12/31/08          1.00            0              0          0.25%           0.4%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.00%          26.9%
12/31/08          1.00            0              0          0.00%           0.4%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.5%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
           Russell LifePoints Conservative Strategy R1 Class-782478325

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,034,118    $          952,090                  103,931
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,034,118
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,034,118               862,597     $               1.20
Band 100                                             -                     -                     1.20
Band 75                                              -                     -                     1.21
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.21
Band 0                                               -                     -                     1.21
                                    ------------------    ------------------
  Total                             $        1,034,118               862,597
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             30,856
Mortality & expense charges                                                                    (7,434)
                                                                                 --------------------
Net investment income (loss)                                                                   23,422
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       14,291
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           82,028
                                                                                 --------------------
Net gain (loss)                                                                                96,319
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            119,741
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          23,422     $                  -
Net realized gain (loss)                                                14,291                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                    82,028                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                      119,741                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                             1,117,347                        -
Cost of units redeemed                                                (202,970)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                    914,377                        -
                                                             -----------------     --------------------
Net increase (decrease)                                              1,034,118                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $       1,034,118                        -
                                                             =================     ====================
Units sold                                                           1,111,990                        -
Units redeemed                                                        (249,393)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                862,597                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                              862,597                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,117,347
Cost of units redeemed                                                                       (202,970)
Account charges                                                                                     -
Net investment income (loss)                                                                   23,422
Net realized gain (loss)                                                                       14,291
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           82,028
                                                                                   ------------------
                                                                                   $        1,034,118
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20          863     $    1,034          1.25%          18.9%
12/31/08          1.01            0              0          1.25%           0.8%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          1.00%          19.2%
12/31/08          1.01            0              0          1.00%           0.8%
12/17/08          1.00            0              0          1.00%           0.0%

<
                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.75%          19.5%
12/31/08          1.01            0              0          0.75%           0.8%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.50%          19.8%
12/31/08          1.01            0              0          0.50%           0.8%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.25%          20.1%
12/31/08          1.01            0              0          0.25%           0.8%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.00%          20.4%
12/31/08          1.01            0              0          0.00%           0.8%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              6.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
          Russell LifePoints Equity Growth Strategy R1 Class-782478416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          784,035    $          668,670                   94,348
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          784,035
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          784,035               607,049     $               1.29
Band 100                                             -                     -                     1.29
Band 75                                              -                     -                     1.30
Band 50                                              -                     -                     1.30
Band 25                                              -                     -                     1.31
Band 0                                               -                     -                     1.31
                                    ------------------    ------------------
  Total                             $          784,035               607,049
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             10,918
Mortality & expense charges                                                                    (5,849)
                                                                                 --------------------
Net investment income (loss)                                                                    5,069
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       43,819
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          115,365
                                                                                 --------------------
Net gain (loss)                                                                               159,184
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            164,253
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended      For the period from
                                                                    12/31/2009     12/17/08 to 12/31/08
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           5,069     $                  -
Net realized gain (loss)                                                43,819                        -
Realized gain distributions                                                  -                        -
Net change in unrealized appreciation (depreciation)                   115,365                        -
                                                             -----------------     --------------------
Increase (decrease) in net assets from operations                      164,253                        -
                                                             -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                               872,640                        -
Cost of units redeemed                                                (252,858)                       -
                                                             -----------------     --------------------
Increase (decrease)                                                    619,782                        -
                                                             -----------------     --------------------
Net increase (decrease)                                                784,035                        -
Net assets, beginning                                                        -                        -
                                                             -----------------     --------------------
Net assets, ending                                           $         784,035                        -
                                                             =================     ====================
Units sold                                                             873,951                        -
Units redeemed                                                        (266,902)                       -
                                                             -----------------     --------------------
Net increase (decrease)                                                607,049                        -
Units outstanding, beginning                                                 -                        -
                                                             -----------------     --------------------
Units outstanding, ending                                              607,049                        -
                                                             =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          872,640
Cost of units redeemed                                                                       (252,858)
Account charges                                                                                     -
Net investment income (loss)                                                                    5,069
Net realized gain (loss)                                                                       43,819
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          115,365
                                                                                   ------------------
                                                                                   $          784,035
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29          607     $      784          1.25%          29.4%
12/31/08          1.00            0              0          1.25%          -0.2%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          1.00%          29.8%
12/31/08          1.00            0              0          1.00%          -0.3%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.75%          30.1%
12/31/08          1.00            0              0          0.75%          -0.2%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.50%          30.5%
12/31/08          1.00            0              0          0.50%          -0.2%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.25%          30.8%
12/31/08          1.00            0              0          0.25%          -0.2%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.31            0     $        0          0.00%          31.1%
12/31/08          1.00            0              0          0.00%          -0.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.8%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
              Russell LifePoints Growth Strategy R1 Class-782478382

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,083,229    $        1,809,825                  232,763
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,083,229
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,083,229             1,632,635     $               1.28
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.28
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.29
Band 0                                               -                     -                     1.29
                                    ------------------    ------------------
  Total                             $        2,083,229             1,632,635
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             34,444
Mortality & expense charges                                                                   (12,987)
                                                                                 --------------------
Net investment income (loss)                                                                   21,457
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       24,349
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          273,404
                                                                                 --------------------
Net gain (loss)                                                                               297,753
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            319,210
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $          21,457     $                  -
Net realized gain (loss)                                              24,349                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                 273,404                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                    319,210                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                           1,969,738                        -
Cost of units redeemed                                              (205,719)                       -
                                                           -----------------     --------------------
Increase (decrease)                                                1,764,019                        -
                                                           -----------------     --------------------
Net increase (decrease)                                            2,083,229                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $       2,083,229                        -
                                                           =================     ====================
Units sold                                                         1,900,208                        -
Units redeemed                                                      (267,573)                       -
                                                           -----------------     --------------------
Net increase (decrease)                                            1,632,635                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                          1,632,635                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        1,969,738
Cost of units redeemed                                                                       (205,719)
Account charges                                                                                     -
Net investment income (loss)                                                                   21,457
Net realized gain (loss)                                                                       24,349
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          273,404
                                                                                   ------------------
                                                                                   $        2,083,229
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28        1,633     $    2,083          1.25%          27.5%
12/31/08          1.00            0              0          1.25%           0.1%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          1.00%          27.9%
12/31/08          1.00            0              0          1.00%           0.0%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.75%          28.2%
12/31/08          1.00            0              0          0.75%           0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.50%          28.5%
12/31/08          1.00            0              0          0.50%           0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.25%          28.8%
12/31/08          1.00            0              0          0.25%           0.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.00%          29.2%
12/31/08          1.00            0              0          0.00%           0.1%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              3.3%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
             Russell LifePoints Moderate Strategy R1 Class-782478341

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,073,208    $        5,405,391                  619,083
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,073,208
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        6,073,208             4,922,739     $               1.23
Band 100                                             -                     -                     1.24
Band 75                                              -                     -                     1.24
Band 50                                              -                     -                     1.24
Band 25                                              -                     -                     1.25
Band 0                                               -                     -                     1.25
                                    ------------------    ------------------
  Total                             $        6,073,208             4,922,739
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            161,213
Mortality & expense charges                                                                   (41,637)
                                                                                 --------------------
Net investment income (loss)                                                                  119,576
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       27,995
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          667,817
                                                                                 --------------------
Net gain (loss)                                                                               695,812
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            815,388
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $         119,576     $                  -
Net realized gain (loss)                                              27,995                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                 667,817                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                    815,388                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                           5,634,644                        -
Cost of units redeemed                                              (376,824)                       -
                                                           -----------------     --------------------
Increase (decrease)                                                5,257,820                        -
                                                           -----------------     --------------------
Net increase (decrease)                                            6,073,208                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $       6,073,208                        -
                                                           =================     ====================
Units sold                                                         5,402,899                        -
Units redeemed                                                      (480,160)                       -
                                                           -----------------     --------------------
Net increase (decrease)                                            4,922,739                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                          4,922,739                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        5,634,644
Cost of units redeemed                                                                       (376,824)
Account charges                                                                                     -
Net investment income (loss)                                                                  119,576
Net realized gain (loss)                                                                       27,995
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          667,817
                                                                                   ------------------
                                                                                   $        6,073,208
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23        4,923     $    6,073          1.25%          22.7%
12/31/08          1.01            0              0          1.25%           0.6%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          1.00%          23.0%
12/31/08          1.01            0              0          1.00%           0.5%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.75%          23.3%
12/31/08          1.01            0              0          0.75%           0.5%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.50%          23.7%
12/31/08          1.01            0              0          0.50%           0.5%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.25%          24.0%
12/31/08          1.01            0              0          0.25%           0.6%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.00%          24.3%
12/31/08          1.01            0              0          0.00%           0.6%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              5.3%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
                Russell Real Estate Securities S Class-782493761

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          821,284    $          819,894                   27,339
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          821,284
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          821,284               647,950     $               1.27
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.27
Band 50                                              -                     -                     1.28
Band 25                                              -                     -                     1.28
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
  Total                             $          821,284               647,950
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                909
Mortality & expense charges                                                                      (333)
                                                                                 --------------------
Net investment income (loss)                                                                      576
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          678
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,390
                                                                                 --------------------
Net gain (loss)                                                                                 2,068
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,644
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             576     $                  -
Net realized gain (loss)                                                 678                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                   1,390                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                      2,644                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                             823,766                        -
Cost of units redeemed                                                (5,126)                       -
                                                           -----------------     --------------------
Increase (decrease)                                                  818,640                        -
                                                           -----------------     --------------------
Net increase (decrease)                                              821,284                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $         821,284                        -
                                                           =================     ====================
Units sold                                                           651,964                        -
Units redeemed                                                        (4,014)                       -
                                                           -----------------     --------------------
Net increase (decrease)                                              647,950                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                            647,950                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          823,766
Cost of units redeemed                                                                         (5,126)
Account charges                                                                                     -
Net investment income (loss)                                                                      576
Net realized gain (loss)                                                                          678
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,390
                                                                                   ------------------
                                                                                   $          821,284
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27          648     $      821          1.25%          28.0%
12/31/08          0.99            2              2          1.25%          -1.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.00%          28.4%
12/31/08          0.99            0              0          1.00%          -1.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.75%          28.8%
12/31/08          0.99            0              0          0.75%          -1.0%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.50%          29.1%
12/31/08          0.99            0              0          0.50%          -1.0%
12/17/08          1.00            0              0          0.50%           0.0%

<
                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.25%          29.4%
12/31/08          0.99            0              0          0.25%          -1.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          29.7%
12/31/08          0.99            0              0          0.00%          -1.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.2%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
                   Russell U.S. Core Equity S Class-782494587

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          162,978    $          135,520                    6,679
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          162,978
                                    ==================
                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          162,978               127,289     $               1.28
Band 100                                             -                     -                     1.28
Band 75                                              -                     -                     1.29
Band 50                                              -                     -                     1.29
Band 25                                              -                     -                     1.29
Band 0                                               -                     -                     1.30
                                    ------------------    ------------------
  Total                             $          162,978               127,289
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              1,019
Mortality & expense charges                                                                    (1,129)
                                                                                 --------------------
Net investment income (loss)                                                                     (110)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (155)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,458
                                                                                 --------------------
Net gain (loss)                                                                                27,303
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             27,193
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            (110)    $                  -
Net realized gain (loss)                                                (155)                       -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                  27,458                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                     27,193                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                             155,425                        -
Cost of units redeemed                                               (19,640)                       -
                                                           -----------------     --------------------
Increase (decrease)                                                  135,785                        -
                                                           -----------------     --------------------
Net increase (decrease)                                              162,978                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $         162,978                        -
                                                           =================     ====================
Units sold                                                           145,955                        -
Units redeemed                                                       (18,666)                       -
                                                           -----------------     --------------------
Net increase (decrease)                                              127,289                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                            127,289                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $          155,425
Cost of units redeemed                                                                        (19,640)
Account charges                                                                                     -
Net investment income (loss)                                                                     (110)
Net realized gain (loss)                                                                         (155)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           27,458
                                                                                   ------------------
                                                                                   $          162,978
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28          127     $      163          1.25%          27.8%
12/31/08          1.00            0              0          1.25%           0.2%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          1.00%          28.2%
12/31/08          1.00            0              0          1.00%           0.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.75%          28.5%
12/31/08          1.00            0              0          0.75%           0.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.50%          28.9%
12/31/08          1.00            0              0          0.50%           0.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.29            0     $        0          0.25%          29.2%
12/31/08          1.00            0              0          0.25%           0.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.30            0     $        0          0.00%          29.5%
12/31/08          1.00            0              0          0.00%           0.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.3%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
      Russell International Developed Markets S Class-782494488 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.26
Band 100                                             -                     -                     1.27
Band 75                                              -                     -                     1.27
Band 50                                              -                     -                     1.27
Band 25                                              -                     -                     1.28
Band 0                                               -                     -                     1.28
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.26            0     $        0          1.25%          27.7%
12/31/08          0.99            0              0          1.25%          -1.2%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          1.00%          28.1%
12/31/08          0.99            0              0          1.00%          -1.3%
12/17/08          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.75%          28.5%
12/31/08          0.99            0              0          0.75%          -1.2%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.27            0     $        0          0.50%          28.8%
12/31/08          0.99            0              0          0.50%          -1.2%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.25%          29.1%
12/31/08          0.99            0              0          0.25%          -1.2%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.28            0     $        0          0.00%          29.4%
12/31/08          0.99            0              0          0.00%          -1.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
           Russell Investment Grade Bond S Class-782494835 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.15
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.15
Band 50                                              -                     -                     1.15
Band 25                                              -                     -                     1.16
Band 0                                               -                     -                     1.16
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.25%          13.3%
12/31/08          1.01            0              0          1.25%           1.1%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.00%          13.7%
12/31/08          1.01            0              0          1.00%           1.1%
12/17/08          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.75%          13.9%
12/31/08          1.01            0              0          0.75%           1.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.50%          14.2%
12/31/08          1.01            0              0          0.50%           1.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.25%          14.5%
12/31/08          1.01            0              0          0.25%           1.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.16            0     $        0          0.00%          14.8%
12/31/08          1.01            0              0          0.00%           1.1%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
            Russell Short Duration Bond S Class-782493506 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.13
Band 100                                             -                     -                     1.13
Band 75                                              -                     -                     1.14
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.14
Band 0                                               -                     -                     1.15
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          1.25%          11.7%
12/31/08          1.01            0              0          1.25%           1.3%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.13            0     $        0          1.00%          12.0%
12/31/08          1.01            0              0          1.00%           1.2%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.75%          12.3%
12/31/08          1.01            0              0          0.75%           1.2%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.50%          12.6%
12/31/08          1.01            0              0          0.50%           1.3%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.25%          12.9%
12/31/08          1.01            0              0          0.25%           1.3%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.00%          13.2%
12/31/08          1.01            0              0          0.00%           1.3%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
              Russell Strategic Bond S Class-782494454 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.18
Band 100                                             -                     -                     1.19
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.19
Band 25                                              -                     -                     1.20
Band 0                                               -                     -                     1.20
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          1.25%          17.1%
12/31/08          1.01            0              0          1.25%           1.1%
12/17/08          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          17.5%
12/31/08          1.01            0              0          1.00%           1.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%          17.8%
12/31/08          1.01            0              0          0.75%           1.1%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.50%          18.1%
12/31/08          1.01            0              0          0.50%           1.1%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.25%          18.4%
12/31/08          1.01            0              0          0.25%           1.1%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.00%          18.7%
12/31/08          1.01            0              0          0.00%           1.1%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
                Russell U.S. Growth S Class-782478812 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.39
Band 100                                             -                     -                     1.39
Band 75                                              -                     -                     1.40
Band 50                                              -                     -                     1.40
Band 25                                              -                     -                     1.40
Band 0                                               -                     -                     1.41
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.39            0     $        0          1.25%          39.9%
12/31/08          0.99            0              0          1.25%           0.0%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.39            0     $        0          1.00%          40.4%
12/31/08          0.99            0              0          1.00%           0.0%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          0.75%          40.7%
12/31/08          0.99            0              0          0.75%           0.0%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          0.50%          41.1%
12/31/08          0.99            0              0          0.50%           0.0%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.40            0     $        0          0.25%          41.4%
12/31/08          0.99            0              0          0.25%           0.0%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.41            0     $        0          0.00%          41.8%
12/31/08          0.99            0              0          0.00%           0.0%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
         Russell U.S. Quantitative Equity S Class-782494553 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.22
Band 100                                             -                     -                     1.22
Band 75                                              -                     -                     1.23
Band 50                                              -                     -                     1.23
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.24
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.25%          21.4%
12/31/08          1.01            0              0          1.25%           0.5%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          1.00%          21.8%
12/31/08          1.00            0              0          1.00%           0.5%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.75%          22.1%
12/31/08          1.01            0              0          0.75%           0.5%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.50%          22.4%
12/31/08          1.01            0              0          0.50%           0.5%
12/17/08          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          22.7%
12/31/08          1.01            0              0          0.25%           0.5%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.24            0     $        0          0.00%          23.0%
12/31/08          1.01            0              0          0.00%           0.5%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
            Russell U.S. Small/Mid-Cap S Class-782494520 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.33
Band 100                                             -                     -                     1.34
Band 75                                              -                     -                     1.34
Band 50                                              -                     -                     1.34
Band 25                                              -                     -                     1.35
Band 0                                               -                     -                     1.35
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.33            0     $        0          1.25%          30.4%
12/31/08          1.02            0              0          1.25%           2.2%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          1.00%          30.9%
12/31/08          1.02            0              0          1.00%           2.1%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.75%          31.2%
12/31/08          1.02            0              0          0.75%           2.2%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.34            0     $        0          0.50%          31.5%
12/31/08          1.02            0              0          0.50%           2.2%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          0.25%          31.8%
12/31/08          1.02            0              0          0.25%           2.2%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          0.00%          32.2%
12/31/08          1.02            0              0          0.00%           2.2%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                     Russell
                Russell U.S. Value S Class-782478762 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.35
Band 100                                             -                     -                     1.35
Band 75                                              -                     -                     1.36
Band 50                                              -                     -                     1.36
Band 25                                              -                     -                     1.36
Band 0                                               -                     -                     1.37
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Year ended      For the period from
                                                                  12/31/2009     12/17/08 to 12/31/08
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               -     $                  -
Net realized gain (loss)                                                   -                        -
Realized gain distributions                                                -                        -
Net change in unrealized appreciation (depreciation)                       -                        -
                                                           -----------------     --------------------
Increase (decrease) in net assets from operations                          -                        -
                                                           -----------------     --------------------
Contract owner transactions:
Proceeds from units sold                                                   -                        -
Cost of units redeemed                                                     -                        -
                                                           -----------------     --------------------
Increase (decrease)                                                        -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Net assets, beginning                                                      -                        -
                                                           -----------------     --------------------
Net assets, ending                                         $               -                        -
                                                           =================     ====================
Units sold                                                                 -                        -
Units redeemed                                                             -                        -
                                                           -----------------     --------------------
Net increase (decrease)                                                    -                        -
Units outstanding, beginning                                               -                        -
                                                           -----------------     --------------------
Units outstanding, ending                                                  -                        -
                                                           =================     ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          1.25%          35.7%
12/31/08          0.99            0              0          1.25%          -0.6%
12/17/08          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.35            0     $        0          1.00%          36.1%
12/31/08          0.99            0              0          1.00%          -0.7%
12/17/08          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.36            0     $        0          0.75%          36.5%
12/31/08          0.99            0              0          0.75%          -0.7%
12/17/08          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.36            0     $        0          0.50%          36.8%
12/31/08          0.99            0              0          0.50%          -0.7%
12/17/08          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.36            0     $        0          0.25%          37.2%
12/31/08          0.99            0              0          0.25%          -0.6%
12/17/08          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.37            0     $        0          0.00%          37.5%
12/31/08          0.99            0              0          0.00%          -0.6%
12/17/08          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%

                             AUL American Unit Trust
                                  State Street
                 State Street Equity Index 500 A Class-857492102

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $  139,684,296  $  139,526,711      15,003,683
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $  139,684,296
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $  139,016,322      51,231,917  $         2.71
Band 100                                       -               -            2.76
Band 75                                        -               -            2.80
Band 50                                        -               -            2.84
Band 25                                  667,974         231,250            2.89
Band 0                                         -               -            2.93
                                  --------------  --------------
  Total                           $  139,684,296      51,463,167
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $    2,365,093
Mortality & expense charges                                           (1,452,748)
                                                                  --------------
Net investment income (loss)                                             912,345
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (3,566,352)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                  29,674,273
                                                                  --------------
Net gain (loss)                                                       26,107,921
                                                                  --------------
Increase (decrease) in net assets from operations                 $   27,020,266
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     912,345       $   1,258,942
Net realized gain (loss)                                       (3,566,352)          1,085,877
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)           29,674,273         (71,518,015)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              27,020,266         (69,173,196)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                       25,779,126          29,601,390
Cost of units redeemed                                        (24,156,285)        (42,052,728)
                                                            -------------       -------------
Increase (decrease)                                             1,622,841         (12,451,338)
                                                            -------------       -------------
Net increase (decrease)                                        28,643,107         (81,624,534)
Net assets, beginning                                         111,041,189         192,665,723
                                                            -------------       -------------
Net assets, ending                                          $ 139,684,296         111,041,189
                                                            =============       =============
Units sold                                                     10,491,611           9,099,689
Units redeemed                                                (10,043,131)        (13,259,505)
                                                            -------------       -------------
Net increase (decrease)                                           448,480          (4,159,816)
Units outstanding, beginning                                   51,014,687          55,174,503
                                                            -------------       -------------
Units outstanding, ending                                      51,463,167          51,014,687
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   627,207,339
Cost of units redeemed                                              (500,439,929)
Account charges                                                                -
Net investment income (loss)                                           9,655,170
Net realized gain (loss)                                               3,104,131
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     157,585
                                                                 ---------------
                                                                 $   139,684,296
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.71        51,232   $  139,016           1.25%           24.7%
12/31/08         2.18        50,845      110,653           1.25%          -37.7%
12/31/07         3.49        55,175      192,666           1.25%            4.0%
12/31/06         3.36        61,505      206,449           1.25%           14.2%
12/31/05         2.94        66,591      195,777           1.25%            3.5%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.76             0   $        0           1.00%           25.0%
12/31/08         2.21             0            0           1.00%          -37.5%
12/31/07         3.53             0            0           1.00%            4.3%
12/31/06         3.38             0            0           1.00%           14.3%
12/31/05         2.96             0   0        0           1.00%            3.6%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.80             0   $        0           0.75%           25.3%
12/31/08         2.23             0            0           0.75%          -37.4%
12/31/07         3.57             0            0           0.75%            4.6%
12/31/06         3.41             0            0           0.75%           14.6%
12/31/05         2.98             0   0        0           0.75%            3.8%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.84             0   $        0           0.50%           25.6%
12/31/08         2.26             0            0           0.50%          -37.2%
12/31/07         3.61             0            0           0.50%            4.8%
12/31/06         3.44             0            0           0.50%           14.9%
12/31/05         2.99             0            0           0.50%            4.1%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.89           231   $      668           0.25%           25.9%
12/31/08         2.29           169          388           0.25%          -37.0%
12/31/07         3.64             0            0           0.25%            5.1%
12/31/06         3.47             0            0           0.25%           15.2%
12/31/05         3.01             0            0           0.25%            4.4%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.93            0    $        0           0.00%           26.3%
12/31/08         2.32            0             0           0.00%          -36.9%
12/31/07         3.68            0             0           0.00%            5.3%
12/31/06         3.50            0             0           0.00%           15.5%
12/31/05         3.03            0             0           0.00%            4.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.9%
2008             2.1%
2007             1.7%
2006             1.6%
2005             1.7%

                             AUL American Unit Trust
                                  State Street
               State Street Equity Index 500 II R Class-99C000462

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    9,738,951  $    9,938,140       1,047,199
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    9,738,951
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    7,946,525       8,423,461  $         0.94
Band 100                                  45,466          47,648            0.95
Band 75                                        -               -            0.97
Band 50                                  684,330         700,949            0.98
Band 25                                        -               -            0.99
Band 0                                 1,062,630       1,063,860            1.00
                                  --------------  --------------
  Total                           $    9,738,951      10,235,918
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $      121,194
Mortality & expense charges                                              (72,313)
                                                                  --------------
Net investment income (loss)                                              48,881
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (646,002)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   2,384,082
                                                                  --------------
Net gain (loss)                                                        1,738,080
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,786,961
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      48,881       $      66,645
Net realized gain (loss)                                         (646,002)            (17,777)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)            2,384,082          (2,698,865)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               1,786,961          (2,649,997)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        5,184,944           3,692,575
Cost of units redeemed                                         (2,207,158)         (1,983,770)
                                                            -------------       -------------
Increase (decrease)                                             2,977,786           1,708,805
                                                            -------------       -------------
Net increase (decrease)                                         4,764,747            (941,192)
Net assets, beginning                                           4,974,204           5,915,396
                                                            -------------       -------------
Net assets, ending                                          $   9,738,951           4,974,204
                                                            =============       =============
Units sold                                                      7,473,034           3,782,578
Units redeemed                                                 (3,723,086)         (2,081,120)
                                                            -------------       -------------
Net increase (decrease)                                         3,749,948           1,701,458
Units outstanding, beginning                                    6,485,970           4,784,512
                                                            -------------       -------------
Units outstanding, ending                                      10,235,918           6,485,970
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    17,603,152
Cost of units redeemed                                                (7,369,332)
Account charges                                                                -
Net investment income (loss)                                             179,930
Net realized gain (loss)                                                (475,611)
Realized gain distributions                                                    1
Net change in unrealized appreciation (depreciation)                    (199,189)
                                                                 ---------------
                                                                 $     9,738,951
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.94         8,423   $    7,947           1.25%           24.2%
12/31/08         0.76         4,803        3,649           1.25%          -38.0%
12/31/07         1.23         3,048        3,734           1.25%            3.6%
12/31/06         1.18         1,047        1,238           1.25%           13.8%
12/31/05         1.04           100          104           1.25%            4.0%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.95            48   $       45           1.00%           24.5%
12/31/08         0.77            31           23           1.00%          -37.8%
12/31/07         1.23            51           63           1.00%            3.8%
12/31/06         1.19            65           78           1.00%           13.8%
12/31/05         1.04             0   0        0           1.00%            4.3%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.97             0   $        0           0.75%           24.8%
12/31/08         0.77             0            0           0.75%          -37.7%
12/31/07         1.24             0            0           0.75%            4.1%
12/31/06         1.19             0            0           0.75%           14.1%
12/31/05         1.04             0   0        0           0.75%            4.5%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.98           701   $      684           0.50%           25.1%
12/31/08         0.78           826          645           0.50%          -37.5%
12/31/07         1.25           896        1,119           0.50%            4.4%
12/31/06         1.20           861        1,031           0.50%           14.4%
12/31/05         1.05             0            0           0.50%            4.6%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     0.99             0   $        0           0.25%           25.4%
12/31/08         0.79             0            0           0.25%          -37.4%
12/31/07         1.26             0            0           0.25%            4.6%
12/31/06         1.20             0            0           0.25%           14.7%
12/31/05         1.05             0            0           0.25%            4.8%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.00         1,064   $    1,063           0.00%           25.7%
12/31/08         0.79           827          657           0.00%          -37.2%
12/31/07         1.27           790          999           0.00%            4.9%
12/31/06         1.21           627          756           0.00%           15.0%
12/31/05         1.05             0            0           0.00%            4.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.6%
2008             2.2%
2007             1.8%
2006             2.2%
2005             1.1%

                             AUL American Unit Trust
                                  T. Rowe Price
                T. Rowe Price Blue Chip Growth R Class-77954Q304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      911,291  $      887,005          28,213
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      911,291
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      680,817         587,387  $         1.16
Band 100                                       -               -            1.18
Band 75                                        -               -            1.20
Band 50                                        -               -            1.22
Band 25                                        -               -            1.23
Band 0                                   230,474         183,794            1.25
                                  --------------  --------------
  Total                           $      911,291         771,181
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                               (6,359)
                                                                  --------------
Net investment income (loss)                                              (6,359)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (43,963)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     280,284
                                                                  --------------
Net gain (loss)                                                          236,321
                                                                  --------------
Increase (decrease) in net assets from operations                 $      229,962
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (6,359)      $      (6,402)
Net realized gain (loss)                                          (43,963)                780
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)              280,284            (301,345)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 229,962            (306,967)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          392,849             195,817
Cost of units redeemed                                           (134,956)           (163,747)
                                                            -------------       -------------
Increase (decrease)                                               257,893              32,070
                                                            -------------       -------------
Net increase (decrease)                                           487,855            (274,897)
Net assets, beginning                                             423,436             698,333
                                                            -------------       -------------
Net assets, ending                                          $     911,291             423,436
                                                            =============       =============
Units sold                                                        428,543             164,712
Units redeemed                                                   (165,944)           (131,496)
                                                            -------------       -------------
Net increase (decrease)                                           262,599              33,216
Units outstanding, beginning                                      508,582             475,366
                                                            -------------       -------------
Units outstanding, ending                                         771,181             508,582
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,696,704
Cost of units redeemed                                                  (819,641)
Account charges                                                                -
Net investment income (loss)                                             (24,678)
Net realized gain (loss)                                                  34,620
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      24,286
                                                                 ---------------
                                                                 $       911,291
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.16           587   $      681           1.25%           40.2%
12/31/08         0.83           455          376           1.25%          -43.6%
12/31/07         1.46           450          659           1.25%           11.1%
12/31/06         1.32           356          469           1.25%            8.0%
12/31/05         1.22            32           39           1.25%            4.3%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.18             0   $        0           1.00%           40.6%
12/31/08         0.84             0            0           1.00%          -43.4%
12/31/07         1.48             0            0           1.00%           11.4%
12/31/06         1.33             0            0           1.00%            8.2%
12/31/05         1.23             0   0        0           1.00%            4.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.20             0   $        0           0.75%           40.9%
12/31/08         0.85             0            0           0.75%          -43.3%
12/31/07         1.50             0            0           0.75%           11.7%
12/31/06         1.34             0            0           0.75%            8.5%
12/31/05         1.24             0   0        0           0.75%            4.6%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.22             0   $        0           0.50%           41.3%
12/31/08         0.86             0            0           0.50%          -43.1%
12/31/07         1.51             0            0           0.50%           12.0%
12/31/06         1.35             0            0           0.50%            8.7%
12/31/05         1.24             0            0           0.50%            4.8%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.23             0   $        0           0.25%           41.6%
12/31/08         0.87             0            0           0.25%          -43.0%
12/31/07         1.53             0            0           0.25%           12.3%
12/31/06         1.36             0            0           0.25%            9.0%
12/31/05         1.25             0            0           0.25%            5.1%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.25           184   $      230           0.00%           42.0%
12/31/08         0.88            54           47           0.00%          -42.9%
12/31/07         1.55            25           39           0.00%           12.6%
12/31/06         1.37            18           24           0.00%            9.3%
12/31/05         1.26             0            0           0.00%            5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.0%
2007             0.0%
2006             0.0%
2005             0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                 T. Rowe Price Equity Income Portfolio-77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   81,420,396  $  100,893,235       4,613,053
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $   81,420,396
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   81,420,396      30,736,636  $         2.65
Band 100                                       -               -            2.69
Band 75                                        -               -            2.73
Band 50                                        -               -            2.78
Band 25                                        -               -            2.82
Band 0                                         -               -            3.19
                                  --------------  --------------
  Total                           $   81,420,396      30,736,636
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $    1,404,164
Mortality & expense charges                                             (873,346)
                                                                  --------------
Net investment income (loss)                                             530,818
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                              (3,143,536)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                  18,797,831
                                                                  --------------
Net gain (loss)                                                       15,654,295
                                                                  --------------
Increase (decrease) in net assets from operations                 $   16,185,113
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     530,818       $   1,001,974
Net realized gain (loss)                                       (3,143,536)         (1,429,467)
Realized gain distributions                                             -           2,833,231
Net change in unrealized appreciation (depreciation)           18,797,831         (41,738,139)
                                                            -------------       -------------
Increase (decrease) in net assets from operations              16,185,113         (39,332,401)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        9,676,092          17,795,229
Cost of units redeemed                                        (11,939,609)        (21,415,401)
                                                            -------------       -------------
Increase (decrease)                                            (2,263,517)         (3,620,172)
                                                            -------------       -------------
Net increase (decrease)                                        13,921,596         (42,952,573)
Net assets, beginning                                          67,498,800         110,451,373
                                                            -------------       -------------
Net assets, ending                                          $  81,420,396          67,498,800
                                                            =============       =============
Units sold                                                      5,455,767           6,718,411
Units redeemed                                                 (6,326,322)         (7,744,208)
                                                            -------------       -------------
Net increase (decrease)                                          (870,555)         (1,025,797)
Units outstanding, beginning                                   31,607,191          32,632,988
                                                            -------------       -------------
Units outstanding, ending                                      30,736,636          31,607,191
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   245,116,830
Cost of units redeemed                                              (187,048,295)
Account charges                                                                -
Net investment income (loss)                                          11,722,291
Net realized gain (loss)                                              12,576,792
Realized gain distributions                                           18,525,617
Net change in unrealized appreciation (depreciation)                 (19,472,839)
                                                                 ---------------
                                                                 $    81,420,396
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.65        30,737   $   81,420           1.25%           24.0%
12/31/08         2.14        31,607       67,499           1.25%          -36.9%
12/31/07         3.38        32,633      110,451           1.25%            2.0%
12/31/06         3.32        34,271      113,750           1.25%           17.7%
12/31/05         2.82        32,130       90,607           1.25%            2.5%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.69             0   $        0           1.00%           24.4%
12/31/08         2.16             0            0           1.00%          -36.7%
12/31/07         3.42             0            0           1.00%            2.2%
12/31/06         3.35             0            0           1.00%           17.8%
12/31/05         2.84             0   0        0           1.00%            2.8%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.73             0   $        0           0.75%           24.7%
12/31/08         2.19             0            0           0.75%          -36.6%
12/31/07         3.46             0            0           0.75%            2.5%
12/31/06         3.37             0            0           0.75%           18.1%
12/31/05         2.86             0   0        0           0.75%            3.1%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.78             0   $        0           0.50%           25.0%
12/31/08         2.22             0            0           0.50%          -36.4%
12/31/07         3.49             0            0           0.50%            2.6%
12/31/06         3.40             0            0           0.50%           18.4%
12/31/05         2.87             0            0           0.50%            3.3%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.82             0   $        0           0.25%           25.3%
12/31/08         2.25             0            0           0.25%          -36.3%
12/31/07         3.53             0            0           0.25%            3.0%
12/31/06         3.43             0            0           0.25%           18.7%
12/31/05         2.89             0            0           0.25%            3.6%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     3.19             0   $        0           0.00%           25.6%
12/31/08         2.54             0            0           0.00%          -36.1%
12/31/07         3.97             0            0           0.00%            3.3%
12/31/06         3.84             0            0           0.00%           19.0%
12/31/05         3.23             0            0           0.00%            3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.9%
2008             2.4%
2007             1.8%
2006             1.6%
2005             1.6%

                             AUL American Unit Trust
                                  T. Rowe Price
             T. Rowe Price European Stock Portfolio Class-77956H401

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      194,321  $      220,932          13,820
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      194,321
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      194,321         139,222  $         1.40
Band 100                                       -               -            1.42
Band 75                                        -               -            1.44
Band 50                                        -               -            1.46
Band 25                                        -               -            1.49
Band 0                                         -               -            1.56
                                  --------------  --------------
  Total                           $      194,321         139,222
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        6,401
Mortality & expense charges                                               (2,058)
                                                                  --------------
Net investment income (loss)                                               4,343
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (25,095)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      70,154
                                                                  --------------
Net gain (loss)                                                           45,059
                                                                  --------------
Increase (decrease) in net assets from operations                 $       49,402
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $       4,343       $       2,504
Net realized gain (loss)                                          (25,095)             (7,463)
Realized gain distributions                                             -                   -
Net change in unrealized appreciation (depreciation)               70,154             (99,778)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                  49,402            (104,737)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                           32,688              78,816
Cost of units redeemed                                            (29,291)            (55,241)
                                                            -------------       -------------
Increase (decrease)                                                 3,397              23,575
                                                            -------------       -------------
Net increase (decrease)                                            52,799             (81,163)
Net assets, beginning                                             141,522             222,684
                                                            -------------       -------------
Net assets, ending                                          $     194,321             141,522
                                                            =============       =============
Units sold                                                         42,543              52,784
Units redeemed                                                    (37,904)            (36,672)
                                                            -------------       -------------
Net increase (decrease)                                             4,639              16,112
Units outstanding, beginning                                      134,583             118,471
                                                            -------------       -------------
Units outstanding, ending                                         139,222             134,583
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       365,657
Cost of units redeemed                                                  (210,350)
Account charges                                                                -
Net investment income (loss)                                               8,809
Net realized gain (loss)                                                 (16,137)
Realized gain distributions                                               72,953
Net change in unrealized appreciation (depreciation)                     (26,611)
                                                                 ---------------
                                                                 $       194,321
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.40           139   $      194           1.25%           32.7%
12/31/08         1.05           135          142           1.25%          -44.1%
12/31/07         1.88           118          223           1.25%           13.9%
12/31/06         1.65           104          171           1.25%           29.9%
12/31/05         1.27           111          141           1.25%            7.6%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.42             0   $        0           1.00%           33.1%
12/31/08         1.07             0            0           1.00%          -43.9%
12/31/07         1.90             0            0           1.00%           14.2%
12/31/06         1.66             0            0           1.00%           30.3%
12/31/05         1.28             0   0        0           1.00%            7.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.44             0   $        0           0.75%           33.4%
12/31/08         1.08             0            0           0.75%          -43.8%
12/31/07         1.92             0            0           0.75%           14.5%
12/31/06         1.68             0            0           0.75%           30.6%
12/31/05         1.28             0   0        0           0.75%            7.6%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.46             0   $        0           0.50%           33.7%
12/31/08         1.09             0            0           0.50%          -43.6%
12/31/07         1.94             0            0           0.50%           14.8%
12/31/06         1.69             0            0           0.50%           30.9%
12/31/05         1.29             0            0           0.50%            7.9%

                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.49             0   $        0           0.25%           34.1%
12/31/08         1.11             0            0           0.25%          -43.5%
12/31/07         1.96             0            0           0.25%           15.1%
12/31/06         1.70             0            0           0.25%           31.2%
12/31/05         1.30             0            0           0.25%            8.1%

                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.56             0   $        0           0.00%           34.4%
12/31/08         1.16             0            0           0.00%          -43.4%
12/31/07         2.05             0            0           0.00%           15.4%
12/31/06         1.77             0            0           0.00%           31.6%
12/31/05         1.35             0            0           0.00%            8.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             3.8%
2008             2.7%
2007             1.6%
2006             1.3%
2005             1.8%

                             AUL American Unit Trust
                                  T. Rowe Price
          T. Rowe Price International Growth & Income R Class-77956H799

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,898,026  $    2,362,524         154,311
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,898,026
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,853,711         979,529  $         1.89
Band 100                                  44,315          23,053            1.92
Band 75                                        -               -            1.95
Band 50                                        -               -            1.98
Band 25                                        -               -            2.01
Band 0                                         -               -            2.08
                                  --------------  --------------
  Total                           $    1,898,026       1,002,582
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       36,016
Mortality & expense charges                                              (19,495)
                                                                  --------------
Net investment income (loss)                                              16,521
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (232,776)
Realized gain distributions                                                3,001
Net change in unrealized appreciation (depreciation)                     673,958
                                                                  --------------
Net gain (loss)                                                          444,183
                                                                  --------------
Increase (decrease) in net assets from operations                 $      460,704
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      16,521       $      21,343
Net realized gain (loss)                                         (232,776)           (175,732)
Realized gain distributions                                         3,001                   -
Net change in unrealized appreciation (depreciation)              673,958            (945,780)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 460,704          (1,100,169)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          337,428             569,170
Cost of units redeemed                                           (309,118)           (327,223)
                                                            -------------       -------------
Increase (decrease)                                                28,310             241,947
                                                            -------------       -------------
Net increase (decrease)                                           489,014            (858,222)
Net assets, beginning                                           1,409,012           2,267,234
                                                            -------------       -------------
Net assets, ending                                          $   1,898,026           1,409,012
                                                            =============       =============
Units sold                                                        233,515             339,945
Units redeemed                                                   (215,228)           (213,566)
                                                            -------------       -------------
Net increase (decrease)                                            18,287             126,379
Units outstanding, beginning                                      984,295             857,916
                                                            -------------       -------------
Units outstanding, ending                                       1,002,582             984,295
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    21,608,795
Cost of units redeemed                                               (21,698,897)
Account charges                                                                -
Net investment income (loss)                                             (86,292)
Net realized gain (loss)                                               2,100,334
Realized gain distributions                                              438,584
Net change in unrealized appreciation (depreciation)                    (464,498)
                                                                 ---------------
                                                                 $     1,898,026
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.89           980   $    1,854           1.25%           32.2%
12/31/08         1.43           966        1,383           1.25%          -45.8%
12/31/07         2.64           853        2,253           1.25%            6.9%
12/31/06         2.47         4,855       12,003           1.25%           27.4%
12/31/05         1.94           704        1,365           1.25%           14.1%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.92            23   $       44           1.00%           32.6%
12/31/08         1.45            18           26           1.00%          -45.7%
12/31/07         2.67             5           14           1.00%            7.2%
12/31/06         2.49             0            0           1.00%           28.0%
12/31/05         1.95             0   0        0           1.00%           14.0%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.95             0   $        0           0.75%           32.9%
12/31/08         1.47             0            0           0.75%          -45.6%
12/31/07         2.70             0            0           0.75%            7.4%
12/31/06         2.51             0            0           0.75%           28.3%
12/31/05         1.96             0   0        0           0.75%           14.2%

                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.98             0   $        0           0.50%           33.2%
12/31/08         1.49             0            0           0.50%          -45.4%
12/31/07         2.73             0            0           0.50%            7.7%
12/31/06         2.53             0            0           0.50%           28.7%
12/31/05         1.97             0            0           0.50%           14.5%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.01             0   $        0           0.25%           33.6%
12/31/08         1.51             0            0           0.25%          -45.3%
12/31/07         2.76             0            0           0.25%            8.0%
12/31/06         2.55             0            0           0.25%           29.0%
12/31/05         1.98             0            0           0.25%           14.8%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.08             0   $        0           0.00%           33.9%
12/31/08         1.56             0            0           0.00%          -45.2%
12/31/07         2.84             0            0           0.00%            8.2%
12/31/06         2.62             0            0           0.00%           29.3%
12/31/05         2.03             0            0           0.00%           15.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.2%
2008             2.4%
2007             0.0%
2006             2.1%
2005             2.9%

                             AUL American Unit Trust
                                  T. Rowe Price
               T. Rowe Price International Stock R Class-77956H781

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      397,170  $      429,523          31,647
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $      397,170
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      397,170         275,610  $         1.44
Band 100                                       -               -            1.46
Band 75                                        -               -            1.49
Band 50                                        -               -            1.51
Band 25                                        -               -            1.53
Band 0                                         -               -            1.56
                                  --------------  --------------
  Total                           $      397,170         275,610
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        6,899
Mortality & expense charges                                               (3,427)
                                                                  --------------
Net investment income (loss)                                               3,472
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                 (25,983)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     136,400
                                                                  --------------
Net gain (loss)                                                          110,417
                                                                  --------------
Increase (decrease) in net assets from operations                 $      113,889
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $       3,472       $          24
Net realized gain (loss)                                          (25,983)             (6,099)
Realized gain distributions                                             -                 848
Net change in unrealized appreciation (depreciation)              136,400            (155,655)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 113,889            (160,882)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          132,920             114,891
Cost of units redeemed                                            (33,803)            (75,212)
                                                            -------------       -------------
Increase (decrease)                                                99,117              39,679
                                                            -------------       -------------
Net increase (decrease)                                           213,006            (121,203)
Net assets, beginning                                             184,164             305,367
                                                            -------------       -------------
Net assets, ending                                          $     397,170             184,164
                                                            =============       =============
Units sold                                                        122,797              74,829
Units redeemed                                                    (38,389)            (45,581)
                                                            -------------       -------------
Net increase (decrease)                                            84,408              29,248
Units outstanding, beginning                                      191,202             161,954
                                                            -------------       -------------
Units outstanding, ending                                         275,610             191,202
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       595,715
Cost of units redeemed                                                  (183,674)
Account charges                                                                -
Net investment income (loss)                                               4,123
Net realized gain (loss)                                                 (25,965)
Realized gain distributions                                               39,324
Net change in unrealized appreciation (depreciation)                     (32,353)
                                                                 ---------------
                                                                 $       397,170
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.44           276   $      397           1.25%           49.6%
12/31/08         0.96           191          184           1.25%          -48.9%
12/31/07         1.89           162          305           1.25%           11.4%
12/31/06         1.69            71          120           1.25%           17.5%
12/31/05         1.44             0            0           1.25%           14.3%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.46             0   $        0           1.00%           50.0%
12/31/08         0.98             0            0           1.00%          -48.8%
12/31/07         1.91             0            0           1.00%           11.7%
12/31/06         1.71             0            0           1.00%           17.4%
12/31/05         1.45             0   0        0           1.00%           14.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.49             0   $        0           0.75%           50.4%
12/31/08         0.99             0            0           0.75%          -48.7%
12/31/07         1.93             0            0           0.75%           12.0%
12/31/06         1.72             0            0           0.75%           17.7%
12/31/05         1.46             0   0        0           0.75%           14.6%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.51             0   $        0           0.50%           50.7%
12/31/08         1.00             0            0           0.50%          -48.5%
12/31/07         1.95             0            0           0.50%           12.2%
12/31/06         1.73             0            0           0.50%           18.0%
12/31/05         1.47             0            0           0.50%           14.9%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.53             0   $        0           0.25%           51.1%
12/31/08         1.01             0            0           0.25%          -48.4%
12/31/07         1.97             0            0           0.25%           12.5%
12/31/06         1.75             0            0           0.25%           18.3%
12/31/05         1.48             0            0           0.25%           15.1%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.56             0   $        0           0.00%           51.5%
12/31/08         1.03             0            0           0.00%          -48.3%
12/31/07         1.99             0            0           0.00%           12.8%
12/31/06         1.76             0            0           0.00%           18.6%
12/31/05         1.49             0            0           0.00%           15.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             2.4%
2008             1.3%
2007             1.8%
2006             0.1%
2005             0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                  T. Rowe Price Mid-Cap Value R Class-77957Y205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,404,929  $    1,445,543          68,667
Receivables: investments sold                210  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    1,405,139
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,405,139         736,143  $         1.91
Band 100                                       -               -            1.94
Band 75                                        -               -            1.97
Band 50                                        -               -            2.00
Band 25                                        -               -            2.03
Band 0                                         -               -            2.09
                                  --------------  --------------
  Total                           $    1,405,139         736,143
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $        9,148
Mortality & expense charges                                              (11,763)
                                                                  --------------
Net investment income (loss)                                              (2,615)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (110,109)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     454,113
                                                                  --------------
Net gain (loss)                                                          344,004
                                                                  --------------
Increase (decrease) in net assets from operations                 $      341,389
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      (2,615)      $      (7,758)
Net realized gain (loss)                                         (110,109)            (35,986)
Realized gain distributions                                             -              12,069
Net change in unrealized appreciation (depreciation)              454,113            (390,216)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 341,389            (421,891)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                          476,988             225,072
Cost of units redeemed                                           (185,831)           (165,709)
                                                            -------------       -------------
Increase (decrease)                                               291,157              59,363
                                                            -------------       -------------
Net increase (decrease)                                           632,546            (362,528)
Net assets, beginning                                             772,593           1,135,121
                                                            -------------       -------------
Net assets, ending                                          $   1,405,139             772,593
                                                            =============       =============
Units sold                                                        301,361             129,531
Units redeemed                                                   (148,821)            (97,521)
                                                            -------------       -------------
Net increase (decrease)                                           152,540              32,010
Units outstanding, beginning                                      583,603             551,593
                                                            -------------       -------------
Units outstanding, ending                                         736,143             583,603
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,130,609
Cost of units redeemed                                                (1,998,039)
Account charges                                                                -
Net investment income (loss)                                             (31,768)
Net realized gain (loss)                                                 (29,387)
Realized gain distributions                                              374,338
Net change in unrealized appreciation (depreciation)                     (40,614)
                                                                 ---------------
                                                                 $     1,405,139
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.91           736   $    1,405           1.25%           44.2%
12/31/08         1.32           584          773           1.25%          -35.7%
12/31/07         2.06           552        1,135           1.25%           -1.1%
12/31/06         2.08           814        1,695           1.25%           18.3%
12/31/05         1.76           687        1,209           1.25%            6.0%

                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.94             0   $        0           1.00%           44.5%
12/31/08         1.34             0            0           1.00%          -35.5%
12/31/07         2.08             0            0           1.00%           -0.9%
12/31/06         2.10             0            0           1.00%           18.5%
12/31/05         1.77             0   0        0           1.00%            6.3%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.97             0   $        0           0.75%           44.9%
12/31/08         1.36             0            0           0.75%          -35.3%
12/31/07         2.10             0            0           0.75%           -0.6%
12/31/06         2.12             0            0           0.75%           18.8%
12/31/05         1.78             0   0        0           0.75%            6.5%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.00             0   $        0           0.50%           45.3%
12/31/08         1.38             0            0           0.50%          -35.2%
12/31/07         2.12             0            0           0.50%           -0.4%
12/31/06         2.13             0            0           0.50%           19.1%
12/31/05         1.79             0            0           0.50%            6.8%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.03             0   $        0           0.25%           45.6%
12/31/08         1.40             0            0           0.25%          -35.0%
12/31/07         2.15             0            0           0.25%           -0.1%
12/31/06         2.15             0            0           0.25%           19.4%
12/31/05         1.80             0            0           0.25%            7.1%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     2.09             0   $        0           0.00%           46.0%
12/31/08         1.43             0            0           0.00%          -34.9%
12/31/07         2.20             0            0           0.00%            0.1%
12/31/06         2.20             0            0           0.00%           19.7%
12/31/05         1.84             0            0           0.00%            7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.8%
2008             0.5%
2007             1.3%
2006             0.6%
2005             0.3%

                             AUL American Unit Trust
                                  T. Rowe Price
                  T. Rowe Price Equity Income R Class-779547306

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,711,640  $    6,585,828         273,022
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    5,711,640
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,786,344       3,502,146  $         1.37
Band 100                                       -               -            1.39
Band 75                                        -               -            1.41
Band 50                                  628,374         438,712            1.43
Band 25                                        -               -            1.45
Band 0                                   296,922         199,762            1.49
                                  --------------  --------------
  Total                           $    5,711,640       4,140,620
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $       74,219
Mortality & expense charges                                              (46,909)
                                                                  --------------
Net investment income (loss)                                              27,310
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (481,193)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,443,951
                                                                  --------------
Net gain (loss)                                                          962,758
                                                                  --------------
Increase (decrease) in net assets from operations                 $      990,068
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $      27,310       $      57,465
Net realized gain (loss)                                         (481,193)           (347,291)
Realized gain distributions                                             -             158,182
Net change in unrealized appreciation (depreciation)            1,443,951          (2,183,427)
                                                            -------------       -------------
Increase (decrease) in net assets from operations                 990,068          (2,315,071)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        2,459,252           1,885,484
Cost of units redeemed                                         (1,521,558)         (2,084,681)
                                                            -------------       -------------
Increase (decrease)                                               937,694            (199,197)
                                                            -------------       -------------
Net increase (decrease)                                         1,927,762          (2,514,268)
Net assets, beginning                                           3,783,878           6,298,146
                                                            -------------       -------------
Net assets, ending                                          $   5,711,640           3,783,878
                                                            =============       =============
Units sold                                                      2,212,951           1,344,430
Units redeemed                                                 (1,462,535)         (1,510,444)
                                                            -------------       -------------
Net increase (decrease)                                           750,416            (166,014)
Units outstanding, beginning                                    3,390,204           3,556,218
                                                            -------------       -------------
Units outstanding, ending                                       4,140,620           3,390,204
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    13,285,175
Cost of units redeemed                                                (6,868,326)
Account charges                                                                -
Net investment income (loss)                                             124,441
Net realized gain (loss)                                                (665,868)
Realized gain distributions                                              710,406
Net change in unrealized appreciation (depreciation)                    (874,188)
                                                                 ---------------
                                                                 $     5,711,640
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.37         3,502   $    4,786           1.25%           23.5%
12/31/08         1.11         2,831        3,133           1.25%          -36.8%
12/31/07         1.75         2,778        4,868           1.25%            1.5%
12/31/06         1.73         2,311        3,990           1.25%           17.4%
12/31/05         1.47           909        1,336           1.25%            2.1%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.39             0   $        0           1.00%           23.8%
12/31/08         1.12             0            0           1.00%          -36.7%
12/31/07         1.77             0            0           1.00%            1.8%
12/31/06         1.74             0            0           1.00%           17.4%
12/31/05         1.48             0   0        0           1.00%            2.6%

                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.41             0   $        0           0.75%           24.1%
12/31/08         1.14             0            0           0.75%          -36.5%
12/31/07         1.79             0            0           0.75%            2.0%
12/31/06         1.75             0            0           0.75%           17.7%
12/31/05         1.49             0   0        0           0.75%            2.9%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.43           439   $      628           0.50%           24.4%
12/31/08         1.15           375          432           0.50%          -36.4%
12/31/07         1.81           357          647           0.50%            2.3%
12/31/06         1.77           335          592           0.50%           18.0%
12/31/05         1.50             0            0           0.50%           3.2%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.45             0   $        0           0.25%           24.7%
12/31/08         1.17             0            0           0.25%          -36.2%
12/31/07         1.83             0            0           0.25%            2.5%
12/31/06         1.78             0            0           0.25%           18.3%
12/31/05         1.51             0            0           0.25%            3.4%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.49           200  $       297           0.00%           25.0%
12/31/08         1.19           184          218           0.00%          -36.1%
12/31/07         1.86           428          796           0.00%            2.8%
12/31/06         1.81            75          136           0.00%           18.6%
12/31/05         1.53             0            0           0.00%            3.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             1.6%
2008             2.2%
2007             1.5%
2006             1.5%
2005             1.9%

                             AUL American Unit Trust
                                  T. Rowe Price
                T. Rowe Price Growth Stock Fund R Class-741479307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,649,472  $    6,011,334         208,390
Receivables: investments sold                  -  ==============  ==============
Payables: investments purchased                -
                                  --------------
Net assets                        $    5,649,472
                                  ==============


                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,449,374       3,944,711  $         1.38
Band 100                                  28,481          20,297            1.40
Band 75                                        -               -            1.43
Band 50                                        -               -            1.45
Band 25                                        -               -            1.47
Band 0                                   171,617         113,454            1.51
                                  --------------  --------------
  Total                           $    5,649,472       4,078,462
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                   $            -
Mortality & expense charges                                              (50,197)
                                                                  --------------
Net investment income (loss)                                             (50,197)
                                                                  --------------
Gain (loss) on investments:
Net realized gain (loss)                                                (278,878)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                   1,789,682
                                                                  --------------
Net gain (loss)                                                        1,510,804
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,460,607
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2009          12/31/2008
                                                            -------------       -------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $     (50,197)      $     (53,044)
Net realized gain (loss)                                         (278,878)           (150,957)
Realized gain distributions                                             -              11,612
Net change in unrealized appreciation (depreciation)            1,789,682          (2,205,021)
                                                            -------------       -------------
Increase (decrease) in net assets from operations               1,460,607          (2,397,410)
                                                            -------------       -------------
Contract owner transactions:
Proceeds from units sold                                        1,706,667           1,257,550
Cost of units redeemed                                           (723,283)           (967,000)
                                                            -------------       -------------
Increase (decrease)                                               983,384             290,550
                                                            -------------       -------------
Net increase (decrease)                                         2,443,991          (2,106,860)
Net assets, beginning                                           3,205,481           5,312,341
                                                            -------------       -------------
Net assets, ending                                          $   5,649,472           3,205,481
                                                            =============       =============
Units sold                                                      1,624,888             978,616
Units redeemed                                                   (807,058)           (787,671)
                                                            -------------       -------------
Net increase (decrease)                                           817,830             190,945
Units outstanding, beginning                                    3,260,632           3,069,687
                                                            -------------       -------------
Units outstanding, ending                                       4,078,462           3,260,632
                                                            =============       =============

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    48,206,627
Cost of units redeemed                                               (47,369,187)
Account charges                                                                -
Net investment income (loss)                                            (778,658)
Net realized gain (loss)                                               5,218,171
Realized gain distributions                                              734,381
Net change in unrealized appreciation (depreciation)                    (361,862)
                                                                 ---------------
                                                                 $     5,649,472
                                                                 ===============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                         BAND 125
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.38         3,945   $    5,449           1.25%           40.8%
12/31/08         0.98         3,160        3,099           1.25%          -43.2%
12/31/07         1.73         2,990        5,165           1.25%            8.5%
12/31/06         1.59        19,907       31,703           1.25%           12.2%
12/31/05         1.42         3,402        4,831           1.25%            4.4%


                                         BAND 100
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.40            20   $       28           1.00%           41.2%
12/31/08         0.99            12           12           1.00%          -43.1%
12/31/07         1.75             4            6           1.00%            8.8%
12/31/06         1.61             0            0           1.00%           12.4%
12/31/05         1.43             0   0        0           1.00%            4.9%


                                         BAND 75
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.43             0   $        0           0.75%           41.5%
12/31/08         1.01             0            0           0.75%          -42.9%
12/31/07         1.76             0            0           0.75%            9.0%
12/31/06         1.62             0            0           0.75%           12.6%
12/31/05         1.44             0   0        0           0.75%            5.2%


                                         BAND 50
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.45             0   $        0           0.50%           41.9%
12/31/08         1.02             0            0           0.50%          -42.8%
12/31/07         1.78             0            0           0.50%            9.3%
12/31/06         1.63             0            0           0.50%           12.9%
12/31/05         1.45             0            0           0.50%            5.4%


                                         BAND 25
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.47             0   $        0           0.25%           42.3%
12/31/08         1.03             0            0           0.25%          -42.7%
12/31/07         1.80             0            0           0.25%            9.6%
12/31/06         1.65             0            0           0.25%           13.2%
12/31/05         1.45             0            0           0.25%            5.7%


                                         BAND 0
           ---------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09   $     1.51           113  $       172           0.00%           42.6%
12/31/08         1.06            89           94           0.00%          -42.5%
12/31/07         1.84            76          141           0.00%            9.9%
12/31/06         1.68            63          106           0.00%           13.5%
12/31/05         1.48             0            0           0.00%            6.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009             0.0%
2008             0.0%
2007             0.0%
2006             0.2%
2005             0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
               T. Rowe Price Mid-Cap Growth Fund R Class-779556307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          382,055    $          363,906                    8,271
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (210)
                                    ------------------
Net assets                          $          381,845
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          381,845               210,325     $               1.82
Band 100                                             -                     -                     1.84
Band 75                                              -                     -                     1.87
Band 50                                              -                     -                     1.90
Band 25                                              -                     -                     1.93
Band 0                                               -                     -                     1.98
                                    ------------------    ------------------
  Total                             $          381,845               210,325
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (687)
                                                                                 --------------------
Net investment income (loss)                                                                     (687)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,131
Realized gain distributions                                                                       128
Net change in unrealized appreciation (depreciation)                                           18,149
                                                                                 --------------------
Net gain (loss)                                                                                19,408
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             18,721
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (687)  $               (176)
Net realized gain (loss)                                                 1,131                 12,945
Realized gain distributions                                                128                      -
Net change in unrealized appreciation (depreciation)                    18,149                (49,701)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       18,721                (36,932)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               371,600                      -
Cost of units redeemed                                                  (8,476)            (2,533,983)
                                                             -----------------   --------------------
Increase (decrease)                                                    363,124             (2,533,983)
                                                             -----------------   --------------------
Net increase (decrease)                                                381,845             (2,570,915)
Net assets, beginning                                                        -              2,570,915
                                                             -----------------   --------------------
Net assets, ending                                           $         381,845                      -
                                                             =================   ====================
Units sold                                                             215,716                      -
Units redeemed                                                          (5,391)            (1,200,334)
                                                             -----------------   --------------------
Net increase (decrease)                                                210,325             (1,200,334)
Units outstanding, beginning                                                 -              1,200,334
                                                             -----------------   --------------------
Units outstanding, ending                                              210,325                      -
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          3,759,795
Cost of units redeemed                                                                     (3,996,431)
Account charges                                                                                     -
Net investment income (loss)                                                                  (69,664)
Net realized gain (loss)                                                                      215,461
Realized gain distributions                                                                   454,535
Net change in unrealized appreciation (depreciation)                                           18,149
                                                                                 --------------------
                                                                                 $            381,845
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.82          210     $      382          1.25%          43.0%
12/31/08          1.27            0              0          1.25%         -40.7%
12/31/07          2.14        1,200          2,571          1.25%          15.6%
12/31/06          1.85        1,150          2,130          1.25%           5.2%
12/31/05          1.76          807          1,421          1.25%          12.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.84            0     $        0          1.00%          43.3%
12/31/08          1.29            0              0          1.00%         -40.6%
12/31/07          2.16            0              0          1.00%          15.9%
12/31/06          1.87            0              0          1.00%           5.2%
12/31/05          1.77            0     0        0          1.00%          13.1%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.87            0     $        0          0.75%          43.7%
12/31/08          1.30            0              0          0.75%         -40.4%
12/31/07          2.19            0              0          0.75%          16.2%
12/31/06          1.88            0              0          0.75%           5.5%
12/31/05          1.78            0     0        0          0.75%          13.4%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.90            0     $        0          0.50%          44.1%
12/31/08          1.32            0              0          0.50%         -40.3%
12/31/07          2.21            0              0          0.50%          16.5%
12/31/06          1.90            0              0          0.50%           5.7%
12/31/05          1.79            0              0          0.50%          13.7%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.93            0     $        0          0.25%          44.4%
12/31/08          1.34            0              0          0.25%         -40.1%
12/31/07          2.23            0              0          0.25%          16.8%
12/31/06          1.91            0              0          0.25%           6.0%
12/31/05          1.80            0              0          0.25%          14.0%

                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.98            0     $        0          0.00%          44.8%
12/31/08          1.37            0              0          0.00%         -40.0%
12/31/07          2.28            0              0          0.00%          17.1%
12/31/06          1.95            0              0          0.00%           6.3%
12/31/05          1.83            0              0          0.00%          14.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
       T. Rowe Price International Growth & Income Advisor Class-77956H773

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       12,570,204    $       16,268,555                1,015,363
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       12,570,204
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,570,204            17,713,993     $               0.71
Band 100                                             -                     -                     0.71
Band 75                                              -                     -                     0.72
Band 50                                              -                     -                     0.72
Band 25                                              -                     -                     0.73
Band 0                                               -                     -                     0.73
                                    ------------------    ------------------
  Total                             $       12,570,204            17,713,993
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            227,145
Mortality & expense charges                                                                  (126,332)
                                                                                 --------------------
Net investment income (loss)                                                                  100,813
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (696,020)
Realized gain distributions                                                                    19,751
Net change in unrealized appreciation (depreciation)                                        3,634,766
                                                                                 --------------------
Net gain (loss)                                                                             2,958,497
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,059,310
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         100,813   $            163,779
Net realized gain (loss)                                              (696,020)              (715,131)
Realized gain distributions                                             19,751                      -
Net change in unrealized appreciation (depreciation)                 3,634,766             (6,410,591)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    3,059,310             (6,961,943)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             2,368,318              3,458,964
Cost of units redeemed                                              (1,194,852)            (3,664,189)
                                                             -----------------   --------------------
Increase (decrease)                                                  1,173,466               (205,225)
                                                             -----------------   --------------------
Net increase (decrease)                                              4,232,776             (7,167,168)
Net assets, beginning                                                8,337,428             15,504,596
                                                             -----------------   --------------------
Net assets, ending                                           $      12,570,204              8,337,428
                                                             =================   ====================
Units sold                                                           4,803,091              5,090,228
Units redeemed                                                      (2,662,305)            (5,242,928)
                                                             -----------------   --------------------
Net increase (decrease)                                              2,140,786               (152,700)
Units outstanding, beginning                                        15,573,207             15,725,907
                                                             -----------------   --------------------
Units outstanding, ending                                           17,713,993             15,573,207
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         21,369,466
Cost of units redeemed                                                                     (5,002,350)
Account charges                                                                                     -
Net investment income (loss)                                                                  518,166
Net realized gain (loss)                                                                   (1,414,189)
Realized gain distributions                                                                   797,462
Net change in unrealized appreciation (depreciation)                                       (3,698,351)
                                                                                 --------------------
                                                                                 $         12,570,204
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71       17,714     $   12,570          1.25%          32.5%
12/31/08          0.54       15,573          8,337          1.25%         -45.7%
12/31/07          0.99       15,726         15,505          1.25%          -1.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.71            0     $        0          1.00%          32.9%
12/31/08          0.54            0              0          1.00%         -45.6%
12/31/07          0.99            0              0          1.00%          -1.3%
05/24/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          0.75%          33.2%
12/31/08          0.54            0              0          0.75%         -45.4%
12/31/07          0.99            0              0          0.75%          -1.1%
05/24/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          0.50%          33.5%
12/31/08          0.54            0              0          0.50%         -45.3%
12/31/07          0.99            0              0          0.50%          -1.0%
05/24/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.25%          33.9%
12/31/08          0.54            0              0          0.25%         -45.2%
12/31/07          0.99            0              0          0.25%          -0.8%
05/24/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.00%          34.2%
12/31/08          0.55            0              0          0.00%         -45.0%
12/31/07          0.99            0              0          0.00%          -0.7%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.2%
2008              2.6%
2007              3.4%

                             AUL American Unit Trust
                                  T. Rowe Price
               T. Rowe Price Mid-Cap Value Advisor Class-77957Y304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          387,015    $          411,909                   18,750
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          387,015
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          387,015               456,958     $               0.85
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.86
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.87
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
  Total                             $          387,015               456,958
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $              3,457
Mortality & expense charges                                                                    (4,092)
                                                                                 --------------------
Net investment income (loss)                                                                     (635)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (37,571)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          160,690
                                                                                 --------------------
Net gain (loss)                                                                               123,119
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            122,484
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (635)  $             (2,553)
Net realized gain (loss)                                               (37,571)               (29,848)
Realized gain distributions                                                  -                  4,385
Net change in unrealized appreciation (depreciation)                   160,690               (131,479)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      122,484               (159,495)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                41,930                 78,000
Cost of units redeemed                                                 (64,471)              (122,392)
                                                             -----------------   --------------------
Increase (decrease)                                                    (22,541)               (44,392)
                                                             -----------------   --------------------
Net increase (decrease)                                                 99,943               (203,887)
Net assets, beginning                                                  287,072                490,959
                                                             -----------------   --------------------
Net assets, ending                                           $         387,015                287,072
                                                             =================   ====================
Units sold                                                              66,670                100,794
Units redeemed                                                         (99,836)              (150,928)
                                                             -----------------   --------------------
Net increase (decrease)                                                (33,166)               (50,134)
Units outstanding, beginning                                           490,124                540,258
                                                             -----------------   --------------------
Units outstanding, ending                                              456,958                490,124
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            609,579
Cost of units redeemed                                                                       (188,955)
Account charges                                                                                     -
Net investment income (loss)                                                                    5,969
Net realized gain (loss)                                                                      (67,435)
Realized gain distributions                                                                    52,751
Net change in unrealized appreciation (depreciation)                                          (24,894)
                                                                                 --------------------
                                                                                 $            387,015
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85          457     $      387          1.25%          44.6%
12/31/08          0.59          490            287          1.25%         -35.5%
12/31/07          0.91          540            491          1.25%          -9.1%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          45.0%
12/31/08          0.59            0              0          1.00%         -35.4%
12/31/07          0.91            0              0          1.00%          -9.0%
05/24/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.75%          45.3%
12/31/08          0.59            0              0          0.75%         -35.2%
12/31/07          0.91            0              0          0.75%          -8.8%
05/24/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          45.7%
12/31/08          0.59            0              0          0.50%         -35.1%
12/31/07          0.91            0              0          0.50%          -8.7%
05/24/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.25%          46.1%
12/31/08          0.60            0              0          0.25%         -34.9%
12/31/07          0.91            0              0          0.25%          -8.6%
05/24/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          46.4%
12/31/08          0.60            0              0          0.00%         -34.7%
12/31/07          0.92            0              0          0.00%          -8.4%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%
2008              0.6%
2007              3.8%

                             AUL American Unit Trust
                                  T. Rowe Price
               T. Rowe Price Growth Stock Advisor Class-741479208

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       36,098,261    $       42,385,638                1,320,829
Receivables: investments sold                       39    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       36,098,300
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       36,098,300            44,304,026     $               0.81
Band 100                                             -                     -                     0.82
Band 75                                              -                     -                     0.83
Band 50                                              -                     -                     0.83
Band 25                                              -                     -                     0.84
Band 0                                               -                     -                     0.84
                                    ------------------    ------------------
  Total                             $       36,098,300            44,304,026
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                  (352,074)
                                                                                 --------------------
Net investment income (loss)                                                                 (352,074)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,097,454)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                       11,381,448
                                                                                 --------------------
Net gain (loss)                                                                            10,283,994
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          9,931,920
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        (352,074)  $           (369,684)
Net realized gain (loss)                                            (1,097,454)            (1,106,069)
Realized gain distributions                                                  -                 87,206
Net change in unrealized appreciation (depreciation)                11,381,448            (16,845,995)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    9,931,920            (18,234,542)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             6,434,148              6,128,015
Cost of units redeemed                                              (3,965,894)            (6,283,629)
                                                             -----------------   --------------------
Increase (decrease)                                                  2,468,254               (155,614)
                                                             -----------------   --------------------
Net increase (decrease)                                             12,400,174            (18,390,156)
Net assets, beginning                                               23,698,126             42,088,282
                                                             -----------------   --------------------
Net assets, ending                                           $      36,098,300             23,698,126
                                                             =================   ====================
Units sold                                                           9,343,899              7,484,598
Units redeemed                                                      (6,098,553)            (7,917,223)
                                                             -----------------   --------------------
Net increase (decrease)                                              3,245,346               (432,625)
Units outstanding, beginning                                        41,058,680             41,491,305
                                                             -----------------   --------------------
Units outstanding, ending                                           44,304,026             41,058,680
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         55,007,776
Cost of units redeemed                                                                    (10,834,663)
Account charges                                                                                     -
Net investment income (loss)                                                                 (618,754)
Net realized gain (loss)                                                                   (2,209,848)
Realized gain distributions                                                                 1,041,166
Net change in unrealized appreciation (depreciation)                                       (6,287,377)
                                                                                 --------------------
                                                                                 $         36,098,300
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.81       44,304     $   36,098          1.25%          41.2%
12/31/08          0.58       41,059         23,698          1.25%         -43.1%
12/31/07          1.01       41,491         42,088          1.25%           1.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.82            0     $        0          1.00%          41.5%
12/31/08          0.58            0              0          1.00%         -43.0%
12/31/07          1.02            0              0          1.00%          15.9%
05/24/07          1.00            0              0          1.00%           0.0%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.75%          41.9%
12/31/08          0.58            0              0          0.75%         -42.8%
12/31/07          1.02            0              0          0.75%           1.7%
05/24/07          1.00            0              0          0.75%           0.0%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.83            0     $        0          0.50%          42.2%
12/31/08          0.58            0              0          0.50%         -42.7%
12/31/07          1.02            0              0          0.50%           1.9%
05/24/07          1.00            0              0          0.50%           0.0%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.25%          42.6%
12/31/08          0.59            0              0          0.25%         -42.5%
12/31/07          1.02            0              0          0.25%           2.1%
05/24/07          1.00            0              0          0.25%           0.0%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84            0     $        0          0.00%          42.9%
12/31/08          0.59            0              0          0.00%         -42.4%
12/31/07          1.02            0              0          0.00%           2.2%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.2%
2007              0.6%

                             AUL American Unit Trust
                                    Thornburg
                    Thornburg Core Growth R3 Class-885215517

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,340,777    $        2,688,105                  164,959
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,340,777
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        2,323,879             2,122,941     $               1.09
Band 100                                             -                     -                     1.11
Band 75                                              -                     -                     1.12
Band 50                                              -                     -                     1.14
Band 25                                              -                     -                     1.15
Band 0                                          16,898                14,492                     1.17
                                    ------------------    ------------------
  Total                             $        2,340,777             2,137,433
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (23,439)
                                                                                 --------------------
Net investment income (loss)                                                                  (23,439)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (347,630)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,057,080
                                                                                 --------------------
Net gain (loss)                                                                               709,450
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            686,011
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (23,439)  $            (26,664)
Net realized gain (loss)                                              (347,630)              (214,359)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,057,080             (1,382,452)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      686,011             (1,623,475)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               515,928              1,177,090
Cost of units redeemed                                                (441,484)              (778,498)
                                                             -----------------   --------------------
Increase (decrease)                                                     74,444                398,592
                                                             -----------------   --------------------
Net increase (decrease)                                                760,455             (1,224,883)
Net assets, beginning                                                1,580,322              2,805,205
                                                             -----------------   --------------------
Net assets, ending                                           $       2,340,777              1,580,322
                                                             =================   ====================
Units sold                                                             750,843              1,151,245
Units redeemed                                                        (677,065)              (859,907)
                                                             -----------------   --------------------
Net increase (decrease)                                                 73,778                291,338
Units outstanding, beginning                                         2,063,655              1,772,317
                                                             -----------------   --------------------
Units outstanding, ending                                            2,137,433              2,063,655
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         14,325,401
Cost of units redeemed                                                                    (12,069,792)
Account charges                                                                                     -
Net investment income (loss)                                                                 (177,300)
Net realized gain (loss)                                                                      603,242
Realized gain distributions                                                                     6,554
Net change in unrealized appreciation (depreciation)                                         (347,328)
                                                                                 --------------------
                                                                                 $          2,340,777
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.09        2,123     $    2,324          1.25%          43.6%
12/31/08          0.76        1,886          1,438          1.25%         -51.6%
12/31/07          1.58        1,565          2,466          1.25%           9.9%
12/31/06          1.43        3,697          5,300          1.25%          16.6%
12/31/05          1.23          316            389          1.25%          20.6%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.11            0     $        0          1.00%          43.9%
12/31/08          0.77            0              0          1.00%         -51.5%
12/31/07          1.59            0              0          1.00%          10.2%
12/31/06          1.44            0              0          1.00%          16.8%
12/31/05          1.23            0     0        0          1.00%          20.6%


                                           BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.12            0     $        0          0.75%          44.3%
12/31/08          0.78            0              0          0.75%         -51.4%
12/31/07          1.60            0              0          0.75%          10.5%
12/31/06          1.45            0              0          0.75%          17.1%
12/31/05          1.24            0     0        0          0.75%          20.9%


                                           BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14            0     $        0          0.50%          44.7%
12/31/08          0.79            0              0          0.50%         -51.2%
12/31/07          1.61            0              0          0.50%          10.7%
12/31/06          1.46            0              0          0.50%          17.4%
12/31/05          1.24            0              0          0.50%          21.2%


                                           BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          0.25%          45.0%
12/31/08          0.79            0              0          0.25%         -51.1%
12/31/07          1.62            0              0          0.25%          11.0%
12/31/06          1.46            0              0          0.25%          17.7%
12/31/05          1.24            0              0          0.25%          21.5%


                                            BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17           14     $       17          0.00%          45.4%
12/31/08          0.80          178            143          0.00%         -51.0%
12/31/07          1.64          207            339          0.00%          11.3%
12/31/06          1.47            0              0          0.00%          18.0%
12/31/05          1.25            0              0          0.00%          21.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%
2006              0.0%
2005              0.0%

                             AUL American Unit Trust
                                    Thornburg
                Thornburg International Value R3 Class-885215525

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,102,163    $        6,580,978                  245,559
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        6,102,163
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        5,572,789             3,967,180     $               1.40
Band 100                                       146,508               102,988                     1.42
Band 75                                              -                     -                     1.44
Band 50                                              -                     -                     1.46
Band 25                                              -                     -                     1.48
Band 0                                         382,866               255,881                     1.50
                                    ------------------    ------------------
  Total                             $        6,102,163             4,326,049
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             40,769
Mortality & expense charges                                                                   (56,364)
                                                                                 --------------------
Net investment income (loss)                                                                  (15,595)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (366,110)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,731,613
                                                                                 --------------------
Net gain (loss)                                                                             1,365,503
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,349,908
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (15,595)  $              4,368
Net realized gain (loss)                                              (366,110)              (111,856)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 1,731,613             (2,307,277)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    1,349,908             (2,414,765)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             2,376,018              3,708,483
Cost of units redeemed                                              (1,435,804)            (1,866,147)
                                                             -----------------   --------------------
Increase (decrease)                                                    940,214              1,842,336
                                                             -----------------   --------------------
Net increase (decrease)                                              2,290,122               (572,429)
Net assets, beginning                                                3,812,041              4,384,470
                                                             -----------------   --------------------
Net assets, ending                                           $       6,102,163              3,812,041
                                                             =================   ====================
Units sold                                                           2,084,649              2,452,033
Units redeemed                                                      (1,261,854)            (1,257,604)
                                                             -----------------   --------------------
Net increase (decrease)                                                822,795              1,194,429
Units outstanding, beginning                                         3,503,254              2,308,825
                                                             -----------------   --------------------
Units outstanding, ending                                            4,326,049              3,503,254
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         15,899,627
Cost of units redeemed                                                                    (10,982,111)
Account charges                                                                                     -
Net investment income (loss)                                                                  (53,005)
Net realized gain (loss)                                                                      876,989
Realized gain distributions                                                                   839,478
Net change in unrealized appreciation (depreciation)                                         (478,815)
                                                                                 --------------------
                                                                                 $          6,102,163
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.40        3,967     $    5,573          1.25%          29.6%
12/31/08          1.08        3,191          3,459          1.25%         -42.7%
12/31/07          1.89        2,035          3,849          1.25%          25.9%
12/31/06          1.50        3,132          4,704          1.25%          23.1%
12/31/05          1.22          752            917          1.25%          16.2%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.42          103     $      147          1.00%          29.9%
12/31/08          1.10           72             79          1.00%         -42.5%
12/31/07          1.91           43             82          1.00%          26.2%
12/31/06          1.51           44             66          1.00%          23.8%
12/31/05          1.22            0     0        0          1.00%          16.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.44            0     $        0          0.75%          30.2%
12/31/08          1.11            0              0          0.75%         -42.4%
12/31/07          1.92            0              0          0.75%          26.5%
12/31/06          1.52            0              0          0.75%          24.3%
12/31/05          1.22            0     0        0          0.75%          16.5%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.46            0     $        0          0.50%          30.6%
12/31/08          1.12            0              0          0.50%         -42.3%
12/31/07          1.94            0              0          0.50%          26.9%
12/31/06          1.53            0              0          0.50%          24.5%
12/31/05          1.23            0              0          0.50%          16.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.48            0     $        0          0.25%          30.9%
12/31/08          1.13            0              0          0.25%         -42.1%
12/31/07          1.95            0              0          0.25%          27.2%
12/31/06          1.53            0              0          0.25%          24.8%
12/31/05          1.23            0              0          0.25%          17.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.50          256     $      383          0.00%          31.2%
12/31/08          1.14          241            274          0.00%         -42.0%
12/31/07          1.96          231            453          0.00%          27.5%
12/31/06          1.54          199            307          0.00%          25.1%
12/31/05          1.23            0              0          0.00%          17.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.8%
2008              1.3%
2007              0.9%
2006              1.1%
2005              0.5%

                             AUL American Unit Trust
                                    Thornburg
                Thornburg Limited-Term Income R3 Class-885215483

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        4,021,056    $        3,858,450                  312,922
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        4,021,056
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        4,020,702             3,430,194     $               1.17
Band 100                                           354                   298                     1.19
Band 75                                              -                     -                     1.20
Band 50                                              -                     -                     1.21
Band 25                                              -                     -                     1.23
Band 0                                               -                     -                     1.25
                                    ------------------    ------------------
  Total                             $        4,021,056             3,430,492
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $            147,218
Mortality & expense charges                                                                   (38,401)
                                                                                 --------------------
Net investment income (loss)                                                                  108,817
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (22,540)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          333,679
                                                                                 --------------------
Net gain (loss)                                                                               311,139
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            419,956
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         108,817   $            102,071
Net realized gain (loss)                                               (22,540)               (36,175)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   333,679               (215,815)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      419,956               (149,919)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,874,568              1,555,031
Cost of units redeemed                                                (972,475)            (1,451,494)
                                                             -----------------   --------------------
Increase (decrease)                                                    902,093                103,537
                                                             -----------------   --------------------
Net increase (decrease)                                              1,322,049                (46,382)
Net assets, beginning                                                2,699,007              2,745,389
                                                             -----------------   --------------------
Net assets, ending                                           $       4,021,056              2,699,007
                                                             =================   ====================
Units sold                                                           1,695,203              1,859,881
Units redeemed                                                        (913,054)            (1,779,487)
                                                             -----------------   --------------------
Net increase (decrease)                                                782,149                 80,394
Units outstanding, beginning                                         2,648,343              2,567,949
                                                             -----------------   --------------------
Units outstanding, ending                                            3,430,492              2,648,343
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          7,660,095
Cost of units redeemed                                                                     (4,011,541)
Account charges                                                                                     -
Net investment income (loss)                                                                  269,266
Net realized gain (loss)                                                                      (59,370)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          162,606
                                                                                 --------------------
                                                                                 $          4,021,056
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17        3,430     $    4,021          1.25%          15.0%
12/31/08          1.02        2,648          2,698          1.25%          -4.7%
12/31/07          1.07        2,568          2,745          1.25%           4.6%
12/31/06          1.02          103            105          1.25%           2.2%
12/31/05          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          1.00%          15.3%
12/31/08          1.03            1              1          1.00%          -4.4%
12/31/07          1.08            0              0          1.00%           4.9%
12/31/06          1.03            0              0          1.00%           2.5%
12/31/05          1.00            0     0        0          1.00%           0.4%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.75%          15.6%
12/31/08          1.04            0              0          0.75%          -4.2%
12/31/07          1.09            0              0          0.75%           5.1%
12/31/06          1.03            0              0          0.75%           2.8%
12/31/05          1.00            0     0        0          0.75%           0.6%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21            0     $        0          0.50%          15.9%
12/31/08          1.05            0              0          0.50%          -4.0%
12/31/07          1.09            0              0          0.50%           5.4%
12/31/06          1.04            0              0          0.50%           3.0%
12/31/05          1.00            0              0          0.50%           0.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.25%          16.2%
12/31/08          1.06            0              0          0.25%          -3.7%
12/31/07          1.10            0              0          0.25%           5.7%
12/31/06          1.04            0              0          0.25%           3.3%
12/31/05          1.01            0              0          0.25%           1.1%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.25            0     $        0          0.00%          16.5%
12/31/08          1.07            0              0          0.00%          -3.5%
12/31/07          1.11            0              0          0.00%           5.9%
12/31/06          1.05            0              0          0.00%           3.6%
12/31/05          1.01            0              0          0.00%           1.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.4%
2008              5.1%
2007              5.6%
2006              6.5%
2005              0.0%

                             AUL American Unit Trust
                                    Thornburg
            Thornburg Limited-Term U.S. Government R3 Class-885215491

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          503,420    $          503,269                   36,880
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          503,420
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $          503,420               434,400     $               1.16
Band 100                                             -                     -                     1.17
Band 75                                              -                     -                     1.19
Band 50                                              -                     -                     1.20
Band 25                                              -                     -                     1.22
Band 0                                               -                     -                     1.23
                                    ------------------    ------------------
  Total                             $          503,420               434,400
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             18,388
Mortality & expense charges                                                                    (6,802)
                                                                                 --------------------
Net investment income (loss)                                                                   11,586
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       10,166
Realized gain distributions                                                                     2,197
Net change in unrealized appreciation (depreciation)                                          (10,258)
                                                                                 --------------------
Net gain (loss)                                                                                 2,105
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             13,691
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          11,586   $              3,437
Net realized gain (loss)                                                10,166                 (1,040)
Realized gain distributions                                              2,197                      -
Net change in unrealized appreciation (depreciation)                   (10,258)                 7,842
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                       13,691                 10,239
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               437,633                628,719
Cost of units redeemed                                                (347,451)              (355,745)
                                                             -----------------   --------------------
Increase (decrease)                                                     90,182                272,974
                                                             -----------------   --------------------
Net increase (decrease)                                                103,873                283,213
Net assets, beginning                                                  399,547                116,334
                                                             -----------------   --------------------
Net assets, ending                                           $         503,420                399,547
                                                             =================   ====================
Units sold                                                             389,492                571,797
Units redeemed                                                        (308,775)              (326,633)
                                                             -----------------   --------------------
Net increase (decrease)                                                 80,717                245,164
Units outstanding, beginning                                           353,683                108,519
                                                             -----------------   --------------------
Units outstanding, ending                                              434,400                353,683
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          1,217,789
Cost of units redeemed                                                                       (742,563)
Account charges                                                                                     -
Net investment income (loss)                                                                   16,416
Net realized gain (loss)                                                                        9,430
Realized gain distributions                                                                     2,197
Net change in unrealized appreciation (depreciation)                                              151
                                                                                 --------------------
                                                                                 $            503,420
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.16          434     $      503          1.25%           2.6%
12/31/08          1.13          354            400          1.25%           5.4%
12/31/07          1.07          109            116          1.25%           5.4%
12/31/06          1.02            7              7          1.25%           1.7%
12/31/05          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          1.00%           2.8%
12/31/08          1.14            0              0          1.00%           5.6%
12/31/07          1.08            0              0          1.00%           5.7%
12/31/06          1.02            0              0          1.00%           2.3%
12/31/05          1.00            0     0        0          1.00%           0.2%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.19            0     $        0          0.75%           3.1%
12/31/08          1.15            0              0          0.75%           5.9%
12/31/07          1.09            0              0          0.75%           5.9%
12/31/06          1.03            0              0          0.75%           2.5%
12/31/05          1.00            0     0        0          0.75%           0.5%

                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.50%           3.4%
12/31/08          1.16            0              0          0.50%           6.2%
12/31/07          1.10            0              0          0.50%           6.2%
12/31/06          1.03            0              0          0.50%           2.8%
12/31/05          1.00            0              0          0.50%           0.7%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.22            0     $        0          0.25%           3.6%
12/31/08          1.18            0              0          0.25%           6.4%
12/31/07          1.11            0              0          0.25%           6.5%
12/31/06          1.04            0              0          0.25%           3.0%
12/31/05          1.01            0              0          0.25%           1.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.23            0     $        0          0.00%           3.9%
12/31/08          1.19            0              0          0.00%           6.7%
12/31/07          1.11            0              0          0.00%           6.7%
12/31/06          1.04            0              0          0.00%           3.3%
12/31/05          1.01            0              0          0.00%           1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              4.1%
2008              2.4%
2007              3.5%
2006              0.6%
2005              0.0%

                             AUL American Unit Trust
                                    Thornburg
                       Thornburg Value R3 Class-885215533

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,455,143    $        1,298,066                   47,137
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,455,143
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,396,344             1,226,796     $               1.14
Band 100                                             -                     -                     1.15
Band 75                                              -                     -                     1.17
Band 50                                              -                     -                     1.18
Band 25                                              -                     -                     1.20
Band 0                                          58,799                48,498                     1.21
                                    ------------------    ------------------
  Total                             $        1,455,143             1,275,294
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             17,213
Mortality & expense charges                                                                   (12,340)
                                                                                 --------------------
Net investment income (loss)                                                                    4,873
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (105,641)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          477,521
                                                                                 --------------------
Net gain (loss)                                                                               371,880
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            376,753
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $           4,873   $             (4,073)
Net realized gain (loss)                                              (105,641)              (383,989)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   477,521               (198,548)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                      376,753               (586,610)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                               412,362                538,214
Cost of units redeemed                                                (169,664)              (284,474)
                                                             -----------------   --------------------
Increase (decrease)                                                    242,698                253,740
                                                             -----------------   --------------------
Net increase (decrease)                                                619,451               (332,870)
Net assets, beginning                                                  835,692              1,168,562
                                                             -----------------   --------------------
Net assets, ending                                           $       1,455,143                835,692
                                                             =================   ====================
Units sold                                                             419,270                887,115
Units redeemed                                                        (193,054)              (684,837)
                                                             -----------------   --------------------
Net increase (decrease)                                                226,216                202,278
Units outstanding, beginning                                         1,049,078                846,800
                                                             -----------------   --------------------
Units outstanding, ending                                            1,275,294              1,049,078
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          3,316,543
Cost of units redeemed                                                                     (1,668,374)
Account charges                                                                                     -
Net investment income (loss)                                                                   (4,230)
Net realized gain (loss)                                                                     (450,201)
Realized gain distributions                                                                   104,328
Net change in unrealized appreciation (depreciation)                                          157,077
                                                                                 --------------------
                                                                                 $          1,455,143
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.14        1,227     $    1,396          1.25%          43.3%
12/31/08          0.79          988            784          1.25%         -42.3%
12/31/07          1.38          793          1,092          1.25%           4.6%
12/31/06          1.32          180            237          1.25%          19.6%
12/31/05          1.10            0              0          1.25%           8.9%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.15            0     $        0          1.00%          43.7%
12/31/08          0.80            0              0          1.00%         -42.2%
12/31/07          1.39            0              0          1.00%           4.9%
12/31/06          1.32            0              0          1.00%          20.2%
12/31/05          1.10            0     0        0          1.00%           8.5%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.17            0     $        0          0.75%          44.0%
12/31/08          0.81            0              0          0.75%         -42.0%
12/31/07          1.40            0              0          0.75%           5.1%
12/31/06          1.33            0              0          0.75%          20.7%
12/31/05          1.10            0     0        0          0.75%           8.6%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.18            0     $        0          0.50%          44.4%
12/31/08          0.82            0              0          0.50%         -41.9%
12/31/07          1.41            0              0          0.50%           5.4%
12/31/06          1.34            0              0          0.50%          21.0%
12/31/05          1.10            0              0          0.50%           8.9%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.20            0     $        0          0.25%          44.8%
12/31/08          0.83            0              0          0.25%         -41.7%
12/31/07          1.42            0              0          0.25%           5.7%
12/31/06          1.34            0              0          0.25%          21.3%
12/31/05          1.11            0              0          0.25%           9.2%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.21           48     $       59          0.00%          45.1%
12/31/08          0.84           61             51          0.00%         -41.6%
12/31/07          1.43           54             77          0.00%           5.9%
12/31/06          1.35            0              0          0.00%          21.6%
12/31/05          1.11            0              0          0.00%           9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.5%
2008              0.9%
2007              0.5%
2006              0.6%
2005              0.0%

                             AUL American Unit Trust
                                    Thornburg
                    Thornburg Core Growth R5 Class-885215350

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        7,683,816    $        8,777,869                  525,209
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        7,683,816
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        7,683,816            10,694,351     $               0.72
Band 100                                             -                     -                     0.72
Band 75                                              -                     -                     0.73
Band 50                                              -                     -                     0.73
Band 25                                              -                     -                     0.74
Band 0                                               -                     -                     0.74
                                    ------------------    ------------------
  Total                             $        7,683,816            10,694,351
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                   (78,751)
                                                                                 --------------------
Net investment income (loss)                                                                  (78,751)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (1,033,894)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        3,375,789
                                                                                 --------------------
Net gain (loss)                                                                             2,341,895
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,263,144
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $         (78,751)  $            (94,358)
Net realized gain (loss)                                            (1,033,894)              (628,821)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 3,375,789             (4,492,851)
                                                             -----------------   --------------------
Increase (decrease) in net assets from operations                    2,263,144             (5,216,030)
                                                             -----------------   --------------------
Contract owner transactions:
Proceeds from units sold                                             1,746,393              5,140,527
Cost of units redeemed                                              (1,388,866)            (2,481,214)
                                                             -----------------   --------------------
Increase (decrease)                                                    357,527              2,659,313
                                                             -----------------   --------------------
Net increase (decrease)                                              2,620,671             (2,556,717)
Net assets, beginning                                                5,063,145              7,619,862
                                                             -----------------   --------------------
Net assets, ending                                           $       7,683,816              5,063,145
                                                             =================   ====================
Units sold                                                           4,249,032              6,367,692
Units redeemed                                                      (3,726,173)            (3,639,347)
                                                             -----------------   --------------------
Net increase (decrease)                                                522,859              2,728,345
Units outstanding, beginning                                        10,171,492              7,443,147
                                                             -----------------   --------------------
Units outstanding, ending                                           10,694,351             10,171,492
                                                             =================   ====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $         14,613,207
Cost of units redeemed                                                                     (3,996,141)
Account charges                                                                                     -
Net investment income (loss)                                                                 (178,718)
Net realized gain (loss)                                                                   (1,660,644)
Realized gain distributions                                                                       165
Net change in unrealized appreciation (depreciation)                                       (1,094,053)
                                                                                 --------------------
                                                                                 $          7,683,816
                                                                                 ====================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72       10,694     $    7,684          1.25%          44.3%
12/31/08          0.50       10,171          5,063          1.25%         -51.4%
12/31/07          1.02        7,443          7,620          1.25%           2.4%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.72            0     $        0          1.00%          44.7%
12/31/08          0.50            0              0          1.00%         -51.3%
12/31/07          1.03            0              0          1.00%           2.5%
05/24/07          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.75%          45.1%
12/31/08          0.50            0              0          0.75%         -51.1%
12/31/07          1.03            0              0          0.75%           2.7%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.73            0     $        0          0.50%          45.4%
12/31/08          0.50            0              0          0.50%         -51.0%
12/31/07          1.03            0              0          0.50%           2.8%
05/24/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.25%          45.8%
12/31/08          0.51            0              0          0.25%         -50.9%
12/31/07          1.03            0              0          0.25%           3.0%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.74            0     $        0          0.00%          46.2%
12/31/08          0.51            0              0          0.00%         -50.8%
12/31/07          1.03            0              0          0.00%           3.2%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              0.0%
2007              0.0%

                             AUL American Unit Trust
                                    Thornburg
                Thornburg International Value R5 Class-885215368

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,988,462    $       10,367,401                  354,854
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        8,988,462
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        8,380,808             9,790,206     $               0.86
Band 100                                             -                     -                     0.86
Band 75                                              -                     -                     0.87
Band 50                                              -                     -                     0.87
Band 25                                        607,654               691,568                     0.88
Band 0                                               -                     -                     0.88
                                    ------------------    ------------------
  Total                             $        8,988,462            10,481,774
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             79,353
Mortality & expense charges                                                                   (88,015)
                                                                                 --------------------
Net investment income (loss)                                                                   (8,662)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (741,587)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        2,768,376
                                                                                 --------------------
Net gain (loss)                                                                             2,026,789
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          2,018,127
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          (8,662)    $           31,933
Net realized gain (loss)                                              (741,587)              (604,533)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 2,768,376             (4,195,421)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    2,018,127             (4,768,021)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,096,997              3,689,993
Cost of units redeemed                                              (1,667,294)            (3,918,447)
                                                             -----------------     ------------------
Increase (decrease)                                                    429,703               (228,454)
                                                             -----------------     ------------------
Net increase (decrease)                                              2,447,830             (4,996,475)
Net assets, beginning                                                6,540,632             11,537,107
                                                             -----------------     ------------------
Net assets, ending                                           $       8,988,462              6,540,632
                                                             =================     ==================
Units sold                                                           2,948,393              4,161,948
Units redeemed                                                      (2,411,599)            (4,325,028)
                                                             -----------------     ------------------
Net increase (decrease)                                                536,794               (163,080)
Units outstanding, beginning                                         9,944,980             10,108,060
                                                             -----------------     ------------------
Units outstanding, ending                                           10,481,774              9,944,980
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       17,573,754
Cost of units redeemed                                                                     (5,923,862)
Account charges                                                                                     -
Net investment income (loss)                                                                   27,403
Net realized gain (loss)                                                                   (1,345,685)
Realized gain distributions                                                                    35,791
Net change in unrealized appreciation (depreciation)                                       (1,378,939)
                                                                                   ------------------
                                                                                   $        8,988,462
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86        9,790     $    8,381          1.25%          30.3%
12/31/08          0.66        9,479          6,230          1.25%         -42.4%
12/31/07          1.14       10,108         11,537          1.25%          14.1%
05/24/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          1.00%          30.6%
12/31/08          0.66            0              0          1.00%         -42.3%
12/31/07          1.14            0              0          1.00%          14.3%
05/24/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.75%          30.9%
12/31/08          0.66            0              0          0.75%         -42.1%
12/31/07          1.14            0              0          0.75%          14.5%
05/24/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.50%          31.2%
12/31/08          0.67            0              0          0.50%         -42.0%
12/31/07          1.15            0              0          0.50%          14.7%
05/24/07          1.00            0              0          0.50%           0.0%

                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88          692     $      608          0.25%          31.6%
12/31/08          0.67          462            308          0.25%         -41.8%
12/31/07          1.15            0              0          0.25%          14.8%
05/24/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.88            0     $        0          0.00%          31.9%
12/31/08          0.67            4              3          0.00%         -41.7%
12/31/07          1.15            0              0          0.00%          15.0%
05/24/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              1.0%
2008              1.6%
2007              0.2%

                             AUL American Unit Trust
                                    TIAA-CREF
             TIAA-CREF Growth & Income R Class-87244W763 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                    $                   -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                ---------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                ---------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                ---------------------
Increase (decrease)                                                                                 -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                ---------------------
Net assets, ending                                                              $                   -
                                                                                =====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                ---------------------
Units outstanding, ending                                                                           -
                                                                                =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.8%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.8%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.8%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.8%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        $          0.25%           1.9%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        $          0.00%           1.9%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                    TIAA-CREF
       TIAA-CREF International Equity Index R Class-87244W490 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                    $                   -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                ---------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                ---------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                ---------------------
Increase (decrease)                                                                                 -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                ---------------------
Net assets, ending                                                              $                   -
                                                                                =====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                ---------------------
Units outstanding, ending                                                                           -
                                                                                =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.8%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.8%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.8%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.8%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           1.8%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           1.9%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                    TIAA-CREF
         TIAA-CREF Large-Cap Growth Index R Class-87244W672 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                    $                   -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                ---------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                ---------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                ---------------------
Increase (decrease)                                                                                 -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                ---------------------
Net assets, ending                                                              $                   -
                                                                                =====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                ---------------------
Units outstanding, ending                                                                           -
                                                                                =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.


                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           2.3%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           2.3%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           2.3%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           2.3%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           2.3%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           2.3%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                    TIAA-CREF
          TIAA-CREF Large-Cap Value Index R Class-87244W656 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.01
Band 100                                             -                     -                     1.01
Band 75                                              -                     -                     1.01
Band 50                                              -                     -                     1.01
Band 25                                              -                     -                     1.01
Band 0                                               -                     -                     1.01
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                    $                   -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                ---------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                ---------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                ---------------------
Increase (decrease)                                                                                 -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                ---------------------
Net assets, ending                                                              $                   -
                                                                                =====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                ---------------------
Units outstanding, ending                                                                           -
                                                                                =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          1.25%           1.3%
12/01/09          1.00            0              0          1.25%           0.0%

                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          1.00%           1.3%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.75%           1.3%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.50%           1.3%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.25%           1.3%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.01            0     $        0          0.00%           1.3%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                    TIAA-CREF
          TIAA-CREF Social Choice Equity R Class-87244W755 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $                -                     -     $               1.02
Band 100                                             -                     -                     1.02
Band 75                                              -                     -                     1.02
Band 50                                              -                     -                     1.02
Band 25                                              -                     -                     1.02
Band 0                                               -                     -                     1.02
                                    ------------------    ------------------
  Total                             $                -                     -
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                         -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the period from
                                                                                 12/01/09 to 12/31/09
                                                                                ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                                    $                   -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                ---------------------
Increase (decrease) in net assets from operations                                                   -
                                                                                ---------------------
Contract owner transactions:
Proceeds from units sold                                                                            -
Cost of units redeemed                                                                              -
                                                                                ---------------------
Increase (decrease)                                                                                 -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Net assets, beginning                                                                               -
                                                                                ---------------------
Net assets, ending                                                              $                   -
                                                                                =====================
Units sold                                                                                          -
Units redeemed                                                                                      -
                                                                                ---------------------
Net increase (decrease)                                                                             -
Units outstanding, beginning                                                                        -
                                                                                ---------------------
Units outstanding, ending                                                                           -
                                                                                =====================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $                -
Cost of units redeemed                                                                              -
Account charges                                                                                     -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                   ------------------
                                                                                   $                -
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.25%           1.9%
12/01/09          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          1.00%           1.9%
12/01/09          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.75%           1.9%
12/01/09          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.50%           1.9%
12/01/09          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.25%           1.9%
12/01/09          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/09    $     1.02            0     $        0          0.00%           1.9%
12/01/09          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%

                             AUL American Unit Trust
                                     Timothy
                  Timothy Conservative Growth A Class-887432730

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           74,025    $           71,060                    8,844
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           74,025
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           74,025                87,660     $               0.84
Band 100                                             -                     -                     0.85
Band 75                                              -                     -                     0.85
Band 50                                              -                     -                     0.86
Band 25                                              -                     -                     0.86
Band 0                                               -                     -                     0.87
                                    ------------------    ------------------
  Total                             $           74,025                87,660
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                988
Mortality & expense charges                                                                      (346)
                                                                                 --------------------
Net investment income (loss)                                                                      642
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (328)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,267
                                                                                 --------------------
Net gain (loss)                                                                                 4,939
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,581
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $             642     $               69
Net realized gain (loss)                                                  (328)                    (6)
Realized gain distributions                                                  -                    366
Net change in unrealized appreciation (depreciation)                     5,267                 (2,302)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                        5,581                 (1,873)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                62,701                  9,103
Cost of units redeemed                                                  (1,487)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                     61,214                  9,103
                                                             -----------------     ------------------
Net increase (decrease)                                                 66,795                  7,230
Net assets, beginning                                                    7,230                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          74,025                  7,230
                                                             =================     ==================
Units sold                                                              79,268                 10,335
Units redeemed                                                          (1,943)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                 77,325                 10,335
Units outstanding, beginning                                            10,335                      -
                                                             -----------------     ------------------
Units outstanding, ending                                               87,660                 10,335
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           71,804
Cost of units redeemed                                                                         (1,487)
Account charges                                                                                     -
Net investment income (loss)                                                                      711
Net realized gain (loss)                                                                         (334)
Realized gain distributions                                                                       366
Net change in unrealized appreciation (depreciation)                                            2,965
                                                                                   ------------------
                                                                                   $           74,025
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.84           88     $       74          1.25%          20.7%
12/31/08          0.70           10              7          1.25%         -29.8%
12/31/07          1.00            0              0          1.25%          -0.4%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          1.00%          21.0%
12/31/08          0.70            0              0          1.00%         -29.6%
12/31/07          1.00            0              0          1.00%          -0.4%
11/12/07          1.00            0              0          1.00%           0.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.85            0     $        0          0.75%          21.3%
12/31/08          0.70            0              0          0.75%         -29.4%
12/31/07          1.00            0              0          0.75%          -0.3%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.50%          21.6%
12/31/08          0.71            0              0          0.50%         -29.2%
12/31/07          1.00            0              0          0.50%          -0.3%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.86            0     $        0          0.25%          21.9%
12/31/08          0.71            0              0          0.25%         -29.1%
12/31/07          1.00            0              0          0.25%          -0.3%
11/12/07          1.00            0              0          0.25%           0.0%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.87            0     $        0          0.00%          22.2%
12/31/08          0.71            0              0          0.00%         -28.9%
12/31/07          1.00            0              0          0.00%          -0.2%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.4%
2008              3.5%
2007              0.0%

                             AUL American Unit Trust
                                     Timothy
                   Timothy Strategic Growth A Class-887432763

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           92,132    $           85,501                   14,764
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           92,132
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $           92,132               123,458     $               0.75
Band 100                                             -                     -                     0.75
Band 75                                              -                     -                     0.75
Band 50                                              -                     -                     0.76
Band 25                                              -                     -                     0.76
Band 0                                               -                     -                     0.77
                                    ------------------    ------------------
  Total                             $           92,132               123,458
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $                  -
Mortality & expense charges                                                                      (615)
                                                                                 --------------------
Net investment income (loss)                                                                     (615)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (210)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           15,290
                                                                                 --------------------
Net gain (loss)                                                                                15,080
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,465
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $            (615)    $              191
Net realized gain (loss)                                                  (210)                   (26)
Realized gain distributions                                                  -                  1,841
Net change in unrealized appreciation (depreciation)                    15,290                 (8,659)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       14,465                 (6,653)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                58,051                 26,281
Cost of units redeemed                                                     (12)                     -
                                                             -----------------     ------------------
Increase (decrease)                                                     58,039                 26,281
                                                             -----------------     ------------------
Net increase (decrease)                                                 72,504                 19,628
Net assets, beginning                                                   19,628                      -
                                                             -----------------     ------------------
Net assets, ending                                           $          92,132                 19,628
                                                             =================     ==================
Units sold                                                              91,417                 33,350
Units redeemed                                                          (1,309)                     -
                                                             -----------------     ------------------
Net increase (decrease)                                                 90,108                 33,350
Units outstanding, beginning                                            33,350                      -
                                                             -----------------     ------------------
Units outstanding, ending                                              123,458                 33,350
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $           84,332
Cost of units redeemed                                                                            (12)
Account charges                                                                                     -
Net investment income (loss)                                                                     (424)
Net realized gain (loss)                                                                         (236)
Realized gain distributions                                                                     1,841
Net change in unrealized appreciation (depreciation)                                            6,631
                                                                                   ------------------
                                                                                   $           92,132
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75          123     $       92          1.25%          26.8%
12/31/08          0.59           33             20          1.25%         -40.6%
12/31/07          0.99            0              0          1.25%          -1.0%
11/12/07          1.00            0              0          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          1.00%          27.1%
12/31/08          0.59            0              0          1.00%         -40.4%
12/31/07          0.99            0              0          1.00%          -0.9%
11/12/07          1.00            0              0          1.00%           0.0%

                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.75            0     $        0          0.75%          27.4%
12/31/08          0.59            0              0          0.75%         -40.3%
12/31/07          0.99            0              0          0.75%          -0.9%
11/12/07          1.00            0              0          0.75%           0.0%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.50%          27.8%
12/31/08          0.59            0              0          0.50%         -40.1%
12/31/07          0.99            0              0          0.50%          -0.9%
11/12/07          1.00            0              0          0.50%           0.0%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.76            0     $        0          0.25%          28.1%
12/31/08          0.60            0              0          0.25%         -40.0%
12/31/07          0.99            0              0          0.25%          -0.8%
11/12/07          1.00            0              0          0.25%           0.0%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     0.77            0     $        0          0.00%          28.4%
12/31/08          0.60            0              0          0.00%         -39.8%
12/31/07          0.99            0              0          0.00%          -0.8%
11/12/07          1.00            0              0          0.00%           0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              0.0%
2008              3.3%
2007              0.0%

                             AUL American Unit Trust
                                    Vanguard
                 Vanguard Explorer Fund Investor Class-921926101

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       12,246,045    $       14,227,497                  213,718
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $       12,246,045
                                    ==================


                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $       12,246,045             4,757,806     $               2.57
Band 100                                             -                     -                     2.61
Band 75                                              -                     -                     2.66
Band 50                                              -                     -                     2.70
Band 25                                              -                     -                     2.74
Band 0                                               -                     -                     3.10
                                    ------------------    ------------------
  Total                             $       12,246,045             4,757,806
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             20,813
Mortality & expense charges                                                                  (124,897)
                                                                                 --------------------
Net investment income (loss)                                                                 (104,084)
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (949,549)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        4,238,164
                                                                                 --------------------
Net gain (loss)                                                                             3,288,615
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          3,184,531
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $        (104,084)    $          (81,367)
Net realized gain (loss)                                              (949,549)              (588,314)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                 4,238,164             (4,847,802)
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                    3,184,531             (5,517,483)
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,626,292              3,786,929
Cost of units redeemed                                              (1,778,398)            (3,106,197)
                                                             -----------------     ------------------
Increase (decrease)                                                    847,894                680,732
                                                             -----------------     ------------------
Net increase (decrease)                                              4,032,425             (4,836,751)
Net assets, beginning                                                8,213,620             13,050,371
                                                             -----------------     ------------------
Net assets, ending                                           $      12,246,045              8,213,620
                                                             =================     ==================
Units sold                                                           1,562,098              1,512,196
Units redeemed                                                      (1,097,571)            (1,233,135)
                                                             -----------------     ------------------
Net increase (decrease)                                                464,527                279,061
Units outstanding, beginning                                         4,293,279              4,014,218
                                                             -----------------     ------------------
Units outstanding, ending                                            4,757,806              4,293,279
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $       81,155,181
Cost of units redeemed                                                                    (68,919,810)
Account charges                                                                                     -
Net investment income (loss)                                                                 (493,309)
Net realized gain (loss)                                                                     (129,597)
Realized gain distributions                                                                 2,615,032
Net change in unrealized appreciation (depreciation)                                       (1,981,452)
                                                                                   ------------------
                                                                                   $       12,246,045
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.57        4,758     $   12,246          1.25%          34.5%
12/31/08          1.91        4,292          8,210          1.25%         -41.2%
12/31/07          3.25        4,014         13,050          1.25%           3.8%
12/31/06          3.13        3,447         10,801          1.25%           8.4%
12/31/05          2.89        2,246          6,490          1.25%           7.8%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.61            0     $        0          1.00%          34.9%
12/31/08          1.94            0              0          1.00%         -41.0%
12/31/07          3.29            0              0          1.00%           4.0%
12/31/06          3.16            0              0          1.00%           8.6%
12/31/05          2.91            0     0        0          1.00%           8.0%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.66            0     $        0          0.75%          35.2%
12/31/08          1.96            0              0          0.75%         -40.9%
12/31/07          3.32            0              0          0.75%           4.3%
12/31/06          3.18            0              0          0.75%           8.9%
12/31/05          2.93            0     0        0          0.75%           8.3%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.70            0     $        0          0.50%          35.6%
12/31/08          1.99            0              0          0.50%         -40.7%
12/31/07          3.36            0              0          0.50%           4.5%
12/31/06          3.21            0              0          0.50%           9.1%
12/31/05          2.94            0              0          0.50%           8.6%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.74            0     $        0          0.25%          35.9%
12/31/08          2.02            0              0          0.25%         -40.6%
12/31/07          3.39            0              0          0.25%           4.8%
12/31/06          3.24            0              0          0.25%           9.4%
12/31/05          2.96            0              0          0.25%           8.9%

                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     3.10            0     $        0          0.00%          36.2%
12/31/08          2.27            1              3          0.00%         -40.4%
12/31/07          3.81            0              0          0.00%           5.1%
12/31/06          3.63            0              0          0.00%           9.7%
12/31/05          3.31            0              0          0.00%           9.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009         0.2%
2008         0.5%
2007         0.4%
2006         0.5%
2005         0.4%

                             AUL American Unit Trust
                                    Vanguard
            Vanguard Short-Term Federal Fund Investor Class-922031604

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2009

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,762,196    $        1,752,727                  164,230
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,762,196
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
Band 125                            $        1,762,196               978,912     $               1.80
Band 100                                             -                     -                     1.83
Band 75                                              -                     -                     1.86
Band 50                                              -                     -                     1.89
Band 25                                              -                     -                     1.92
Band 0                                               -                     -                     2.16
                                    ------------------    ------------------
  Total                             $        1,762,196               978,912
                                    ==================    ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2009

Investment Income:
Dividend income                                                                  $             43,276
Mortality & expense charges                                                                   (21,974)
                                                                                 --------------------
Net investment income (loss)                                                                   21,302
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       40,410
Realized gain distributions                                                                    28,611
Net change in unrealized appreciation (depreciation)                                          (66,107)
                                                                                 --------------------
Net gain (loss)                                                                                 2,914
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             24,216
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Year ended             Year ended
                                                                    12/31/2009             12/31/2008
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $          21,302     $           39,879
Net realized gain (loss)                                                40,410                  6,453
Realized gain distributions                                             28,611                      -
Net change in unrealized appreciation (depreciation)                   (66,107)                46,841
                                                             -----------------     ------------------
Increase (decrease) in net assets from operations                       24,216                 93,173
                                                             -----------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               212,648              1,059,834
Cost of units redeemed                                                (454,409)              (404,534)
                                                             -----------------     ------------------
Increase (decrease)                                                   (241,761)               655,300
                                                             -----------------     ------------------
Net increase (decrease)                                               (217,545)               748,473
Net assets, beginning                                                1,979,741              1,231,268
                                                             -----------------     ------------------
Net assets, ending                                           $       1,762,196              1,979,741
                                                             =================     ==================
Units sold                                                             300,120                665,255
Units redeemed                                                        (436,344)              (284,204)
                                                             -----------------     ------------------
Net increase (decrease)                                               (136,224)               381,051
Units outstanding, beginning                                         1,115,136                734,085
                                                             -----------------     ------------------
Units outstanding, ending                                              978,912              1,115,136
                                                             =================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2009
--------------------------------------------------------------------------------

Proceeds from units sold                                                           $        3,500,581
Cost of units redeemed                                                                     (1,958,713)
Account charges                                                                                     -
Net investment income (loss)                                                                  151,983
Net realized gain (loss)                                                                       25,859
Realized gain distributions                                                                    33,017
Net change in unrealized appreciation (depreciation)                                            9,469
                                                                                   ------------------
                                                                                   $        1,762,196
                                                                                   ==================

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                                          BAND 125
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.80          979     $    1,762          1.25%           1.5%
12/31/08          1.77        1,108          1,965          1.25%           5.7%
12/31/07          1.68          734          1,231          1.25%           6.1%
12/31/06          1.58          634          1,002          1.25%           3.3%
12/31/05          1.53          491            751          1.25%           0.0%


                                          BAND 100
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.83            0     $        0          1.00%           1.8%
12/31/08          1.80            0              0          1.00%           6.0%
12/31/07          1.70            0              0          1.00%           6.4%
12/31/06          1.59            0              0          1.00%           3.3%
12/31/05          1.54            0     0        0          1.00%           0.8%


                                          BAND 75
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.86            0     $        0          0.75%           2.0%
12/31/08          1.82            0              0          0.75%           6.3%
12/31/07          1.71            0              0          0.75%           6.6%
12/31/06          1.61            0              0          0.75%           3.5%
12/31/05          1.55            0     0        0          0.75%           1.1%


                                          BAND 50
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.89            0     $        0          0.50%           2.3%
12/31/08          1.84            0              0          0.50%           6.5%
12/31/07          1.73            0              0          0.50%           6.9%
12/31/06          1.62            0              0          0.50%           3.8%
12/31/05          1.56            0              0          0.50%           1.3%


                                          BAND 25
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     1.92            0     $        0          0.25%           2.5%
12/31/08          1.87            0              0          0.25%           6.8%
12/31/07          1.75            0              0          0.25%           7.2%
12/31/06          1.63            0              0          0.25%           4.1%
12/31/05          1.57            0              0          0.25%           1.6%


                                          BAND 0
            --------------------------------------------------------------------
                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/09    $     2.16            0     $        0          0.00%           2.8%
12/31/08          2.11            7             15          0.00%           7.1%
12/31/07          1.97            0              0          0.00%           7.4%
12/31/06          1.83            0              0          0.00%           4.3%
12/31/05          1.76            0              0          0.00%           1.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2009              2.3%
2008              3.7%
2007              4.5%
2006              4.0%
2005              3.2%

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by:

Mutual Fund                                          Referred to as
OneAmerica Funds, Inc.                                  OneAmerica

Fidelity Advisor Funds
Fidelity Variable Insurance Products Fund               Fidelity

American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century World Mutual Funds, Inc.
American Century Asset Allocations Portfolios, Inc.
American Century Government Income Trust
American Century Investments
American Century International Bond Funds               American Century

The Alger Portfolios
The Alger Institutional Funds                           Alger

Calvert Income Funds
Calvert Social Investment Fund
Calvert Variable Series, Inc.
Calvert Sustainable and Responsible Funds               Calvert

T. Rowe Price Blue Chip Growth Fund
T. Rowe Price Equity Income Fund
T. Rowe Price Growth Stock Fund
T. Rowe Price International Funds, Inc.
T. Rowe Price Mid-Cap Value Fund
T. Rowe Price Mid-Cap Growth Fund, Inc.                 T. Rowe Price

Old Mutual Advisor Funds II                             Old Mutual

Janus Aspen Series
Janus Advisor Series                                    Janus

Pioneer Bond Fund
Pioneer Emerging Markets Fund
Pioneer Equity Income
Pioneer Fund
Pioneer High Yield
Pioneer Mid-Cap Value
Pioneer Oak Ridge Large Cap Growth
Pioneer Small Cap Value
Pioneer Variable Life Contracts Trust                   Pioneer

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies (continued)

Mutual Fund                                            Referred to as

State Street Institutional Investment Trust             State Street

AIM Growth Series
AIM Sector Funds, Inc.
AIM Capital Development Fund
AIM International Growth Fund
AIM Stock Funds, Inc.                                   AIM

Vanguard Explorer Fund
Vanguard Fixed Income                                   Vanguard

Ariel Mutual Funds, Inc.                                Ariel

MFS  International New Discovery Fund
MFS  Mid Cap Growth Fund
MFS  Strategic Value Fund
MFS  Value Fund                                         MFS

PIMCO Funds                                             PIMCO

Allianz Funds                                           Allianz

Neuberger Berman Equity Funds                           Neuberger Berman

Franklin Capital Growth Fund
Franklin Strategic Series
Templeton Foreign Fund
Templeton Growth Fund, Inc.
Franklin Value Investors Trust
Franklin Strategic Income Fund                         Franklin Templeton

Russell Funds
Lifepoints Funds Target Date Series
Lifepoints Funds Target Portfolio Series               Russell

American Funds                                         American Funds

First American Investment Funds, Inc.
First American Strategy Funds, Inc.                    First American

Goldman Sachs Fund of Funds Portfolio
Goldman Sachs Fundamental Equity Value Funds
Goldman Sachs Fundamental Equity Growth Funds
Goldman Sachs Structured International Equity Funds    Goldman Sachs

Manning & Napier Funds, Inc.                           Manning & Napier

The Timothy Plan                                       Timothy

Fifth Third Funds                                      Fifth Third

Lord Abbett Developing Growth, Inc.
Lord Abbett Research Fund, Inc.
Lord Abbett Mid-Cap Value, Inc.
Lord Abbett Blend Trust                                 Lord Abbett

Thornburg Funds                                         Thornburg

Oppenheimer Funds                                       Oppenheimer

AllianceBernstein Value Funds
The AllianceBernstein Growth Funds
AllianceBernstein Retirement Strategies                 Alliance Bernstein

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies (continued)

Mutual Fund                                            Referred to as

Columbia Mid Cap Index Fund
Columbia Small Cap Index Fund                           Columbia

Marshall Funds Inc.                                     Marshall

Oakmark Equity and Income                               Oakmark

Blackrock Global Allocation Fund, Inc.
Blackrock Funds Equity Portfolios                       BlackRock

CRM Funds                                               CRM

DWS Alternative Asset Allocation Plus Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund                         DWS

Pax World Mutual Funds                                  Pax World

Teachers Advisors, INC                                  TIAA-CREF

JennisonDryden Mutual Fund                              JennisonDryden

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2009 or for which investment income and expense transactions commenced at various dates during 2009 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements presented as "unaudited". For the subaccount and periods listed below for which there was no investing or other transactions during the prior period, the unit values and total returns as disclosed for the prior period in the financial highlights have not been audited.

Period Ending     Subaccount
12/31/08          American Century Mid-Cap Value Advisor Class-025076639
12/31/08          American Century Mid-Cap Value Investor Class-025076654
12/31/08          Columbia Mid-Cap Index Fund A Class-19765J509
12/31/08          First American Small-Cap Value R Class-318941507
12/31/08          First American Strategic Growth Allocation R Class-31847S886
12/31/08          First American Strategic Growth Allocation A Class-31847S308
12/31/08          Goldman Sachs Structured International Equity Institutional
Class-38142V845
12/31/08          Marshall Mid-Cap Value-572353860
12/31/08          Marshall Mid-Cap Growth-572353878
12/31/08          Pioneer Equity Income A Class-72366V108
12/31/08          Russell Emerging Markets S Class-782493746
12/31/08          Russell LifePoints 2010 Strategy R1 Class-782478291
12/31/08          Russell LifePoints 2015 Strategy R1 Class-782494819

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies (continued)

Period Ending     Subaccount
12/31/08          Russell LifePoints 2015 Strategy R3 Class-782494785
12/31/08          Russell LifePoints 2020 Strategy R1 Class-782478275
12/31/08          Russell LifePoints 2025 Strategy R1 Class-782494777
12/31/08          Russell LifePoints 2025 Strategy R3 Class-782494751
12/31/08          Russell LifePoints 2030 Strategy R1 Class-782478259
12/31/08          Russell LifePoints 2035 Strategy R1 Class-782494744
12/31/08          Russell LifePoints 2035 Strategy R3 Class-782494728
12/31/08          Russell LifePoints 2040 Strategy R1 Class-782478234
12/31/08          Russell LifePoints 2045 Strategy R1 Class-782494710
12/31/08          Russell LifePoints 2045 Strategy R3 Class-782494686
12/31/08          Russell LifePoints 2050 Strategy R3 Class-782494652
12/31/08          Russell LifePoints 2050 Strategy R1 Class-782494678
12/31/08          Russell LifePoints Balanced Strategy R1 Class-782478366
12/31/08          Russell LifePoints Conservative Strategy R1 Class-782478325
12/31/08          Russell LifePoints Equity Growth Strategy R1 Class-782478416
12/31/08          Russell LifePoints Growth Strategy R1 Class-782478382
12/31/08          Russell LifePoints Moderate Strategy R1 Class-782478341
12/31/08          Russell Real Estate Securities S Class-782493761
12/31/08          Russell U.S. Core Equity S Class-782494587

Accumulation unit values and total returns for such subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expenses for each respective band.

Reorganization

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B (Fund
B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount (Value Subaccount).

Immediately after the reorganization, interest in the Value Subaccount had a value identical to the value of the Participants' interests in the Fund immediately before the reorganization. Obligations under variable annuity contracts ("Contracts") issued by AUL and formerly supported by the assets of Fund B are supported by the assets of the Band S Value subaccount after the reorganization.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. See
Note 2 for additional information.

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies (continued)

Security Valuation, Transactions and Related Investment Income

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting process.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccount's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Variable Account's assets carried at fair value:

                                                  Investments
Valuation inputs                                 in Securities
Level 1 - Quoted Prices                           $1,647,189,231
Level 2 - Other Significant Observable Inputs     $0
Level 3 - Significant Unobservable Inputs         $0
Total                                             $1,647,189,231

The investments in each subaccount are all classified as Level 1.

As of December 31, 2009 and 2008, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

1.     Organization and Summary of Significant Accounting Policies (continued)

Related Party Transactions

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. Each portfolio offers two classes of shares, Class O and Advisor. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:


     Value                0.50%       Investment Grade Bond           0.50%
     Money Market         0.40%          Asset Director               0.50%
Socially Responsive       0.70%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

The OneAmerica Funds, Inc. Advisor Class shares pay a 12b-1 fee to AUL equal to 0.30% of average daily net assets.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Income ratios and total returns are not annualized.

2.     Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount.

The charges incurred during the year ended December 31, 2009 and December 31, 2008 were $721,523 and $567,414, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:

Account Year     Withdrawal Charge
1-5                  8.0%
6-10                 4.0%
11 or more           0.0%

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

2.     Account Charges (continued)

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2009 and the year ended December 31, 2008 were $128,454 and $178,254, respectively.

The account charges are recorded as redemptions of units, included in the cost of units redeemed, in the accompanying statement of changes in net assets.

Mortality and Expense Risk Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

Band             Annual Mortality and Expense Charge
Band 125               1.25%
Band 100               1.00%
Band 75                0.75%
Band 50                0.50%
Band 25                0.25%
Band 0                 0.00%
Band S                 0.50%


AUL guarantees that the mortality and expense charge shall not increase. The mortality and expense risk charges are recorded as a reduction of unit value in the accompanying statement of operations. The charges incurred during the periods ended December 31, 2009 and December 31, 2008 were $15,969,733 and $17,179,246, respectively.

3.     New Accounting Standards

Effective January 1, 2009, the Variable Account adopted Accounting Standards Codification ("ASC") 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Variable Account did not own any derivative instruments during the year ended December 31, 2009; therefore additional disclosure was not required.

                            AUL American Unit Trust

                         NOTES TO FINANCIAL STATEMENTS

3.     New Accounting Standards (continued)

Effective January 1, 2009, the Variable Account adopted ASC 820, Fair Value Measurements and Disclosures. ASC 820 requires determining fair value when the volume and level of activity for the asset or liability has significantly decreased and identifying transactions that are not orderly. The pronouncement indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Management has determined that the volume and level of activity for asset and liability valuation has not significantly decreased and transactions were orderly as of December 31, 2009; therefore increased analysis and judgment was not required to estimate fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.

REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2009 and December 31, 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

March 17, 2010

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                2009     (in millions)    2008
----------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2009 - $9,252.8; 2008 - $8,386.4)                $ 9,726.9                 $ 7,934.3
  Equity securities at fair value:
    (cost: 2009 - $89.8; 2008 - $102.6)                                    93.5                      90.7
  Mortgage loans                                                        1,492.1                   1,419.7
  Real estate, net                                                         50.3                      49.0
  Policy loans                                                            244.2                     234.2
  Short-term and other invested assets                                     27.4                      14.6
  Cash and cash equivalents                                               207.8                     241.4
----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                  11,842.2                   9,983.9
Accrued investment income                                                 132.5                     118.1
Reinsurance receivables                                                 2,156.3                   2,101.0
Deferred acquisition costs                                                560.6                     715.8
Value of business acquired                                                 78.4                     117.8
Property and equipment, net                                                52.8                      52.5
Insurance premiums in course of collection                                 22.9                      24.0
Federal income taxes                                                          -                      94.9
Other assets                                                               78.0                      78.9
Assets held in separate accounts                                        6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                      $21,820.3                 $18,493.7
==========================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                     $11,142.4                 $10,429.6
  Other policyholder funds                                              1,089.0                     891.2
  Pending policyholder claims                                             207.4                     255.2
  Surplus notes and notes payable                                         275.0                     275.0
  Federal income taxes                                                    187.8                         -
  Other liabilities and accrued expenses                                  325.0                     331.3
  Deferred gain on indemnity reinsurance                                  58.1                       62.3
  Liabilities related to separate accounts                              6,896.6                   5,206.8
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    20,181.3                  17,451.4
==========================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                           -                         -
  Retained earnings                                                     1,420.2                   1,317.5
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax      244.1                    (233.8)
    Benefit plans, net of tax                                             (25.3)                    (41.4)
----------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                          1,639.0                   1,042.3
----------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $21,820.3                 $18,493.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                              Year ended December 31
                                                                   -------------------------------------------
(in millions)                                                          2009              2008            2007
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                      $  380.3          $  342.9        $  344.4
  Policy and contract charges                                         168.8             181.0           190.4
  Net investment income                                               638.5             584.2           534.3
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities     (12.2)            (24.2)           (4.3)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                         0.1                 -               -
    Other realized investment gains                                    23.0               3.6             1.6
  Other income                                                         18.2              22.4            37.4
--------------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                  1,216.7           1,109.9         1,103.8
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                     358.0             369.0           355.3
  Interest expense on annuities and financial products                314.2             265.7           238.6
  General operating expenses                                          210.8             194.8           190.9
  Commissions                                                          60.5              59.5            66.1
  Amortization                                                         81.3             117.6            85.2
  Dividends to policyholders                                           26.6              29.1            27.4
  Interest expense on surplus notes and notes payable                  19.8              19.8            19.8
--------------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                     1,071.2           1,055.5           983.3
==============================================================================================================
Income before income tax expense                                      145.5              54.4           120.5
Income tax expense                                                     42.8              14.9            32.4
--------------------------------------------------------------------------------------------------------------
    NET INCOME                                                     $  102.7          $   39.5        $   88.1
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                       ACCUMULATED OTHER
                                                                  COMPREHENSIVE INCOME (LOSS)
                                                                  ---------------------------
                                                                   UNREALIZED
                                                                  APPRECIATION/
                                                                  (DEPRECIATION)    BENEFIT
                                        COMMON       RETAINED     OF SECURITIES,     PLANS,
(IN MILLIONS)                            STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                $-        $1,201.8        $  20.9         $    -       $1,222.7
Comprehensive income:
  Net income                                -            88.1              -              -           88.1
  Other comprehensive income                -               -           33.6              -           33.6
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           121.7
Cumulative effect adjustments;
  Adoption of DAC accounting change,
    net of tax                              -           (11.5)             -              -          (11.5)
  Adoption of Pension accounting change,
    net of tax                              -            (0.4)             -          (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                 -         1,278.0           54.5          (11.7)       1,320.8
Comprehensive income (loss):
  Net income                                -            39.5              -              -           39.5
  Other comprehensive income (loss)         -               -         (288.3)         (29.7)        (318.0)
-----------------------------------------------------------------------------------------------------------
Total comprehensive income (loss)                                                                   (278.5)
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                 -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                -           102.7              -              -          102.7
  Other comprehensive income                -               -          477.9           16.1          494.0
-----------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                           596.7
-----------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                $-        $1,420.2        $ 244.1         $(25.3)      $1,639.0
===========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     Year ended December 31
                                                                          --------------------------------------------
(in millions)                                                                  2009              2008            2007
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                $   102.7         $    39.5       $    88.1
Adjustments to reconcile net income to net cash:
    Amortization                                                               81.3             117.6            85.2
    Depreciation                                                               12.8              14.1            14.2
    Deferred taxes                                                              9.6              (5.9)            8.5
    Realized investment (gains) losses, net                                   (10.9)             20.6             2.7
    Policy acquisition costs capitalized                                      (93.9)            (86.3)          (80.8)
    Interest credited to deposit liabilities                                  286.7             254.2           241.0
    Fees charged to deposit liabilities                                       (80.1)            (81.4)          (78.1)
    Amortization and accrual of investment income                              (5.2)             (7.3)           (4.4)
    Increase (decrease) in insurance liabilities                               22.8             139.8           (24.9)
    Increase in other assets                                                  (77.3)           (117.6)           (1.6)
    Increase in other liabilities                                              23.0              16.8            28.0
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                     271.5             304.1           277.9
======================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                   (1,704.8)         (1,911.0)       (1,317.5)
    Equity securities                                                         (19.7)            (67.9)           (8.3)
    Mortgage loans                                                           (214.8)           (181.8)         (230.5)
    Real estate                                                                (1.6)             (3.1)          (14.6)
    Short-term and other invested assets                                      (36.7)             (5.8)          (13.7)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                      856.5             798.3           801.0
    Equity securities                                                          30.8               2.4            10.8
    Mortgage loans                                                            139.5             156.7           187.2
    Real estate                                                                   -               4.0             4.6
    Short-term and other invested assets                                       22.2               9.6            27.2
  Transfer from indemnity reinsurance transactions, net                           -                 -           551.9
----------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                        (928.6)         (1,198.6)           (1.9)
======================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                       2,517.0           3,039.8         2,025.6
    Withdrawals from insurance liabilities                                 (1,883.5)         (2,047.7)       (2,325.2)
    Other                                                                     (10.0)             (8.9)           10.8
----------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                              623.5             983.2          (288.8)
======================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                          (33.6)             88.7           (12.8)
======================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                   241.4             152.7           165.5
======================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                     $   207.8         $   241.4       $   152.7
======================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
    Policy loans                                                          $       -         $       -       $    39.8
    Transfer of reserves, net                                                     -                 -           591.7
======================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
   (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
   Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

   The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

   o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

   o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

   o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

   The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

   Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

   Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $55.6 million and $53.1 million at December 31, 2009 and 2008, respectively. Depreciation expense for investment in real estate amounted to $3.0 million, $2.8 million and $2.9 million for 2009, 2008, and 2007, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

   Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

   o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

   o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

   o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

   o For miscellaneous group life and health policies, over the premium rate guarantee period.

   For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

   A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2014 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

   Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

   Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

   PROPERTY AND EQUIPMENT

   Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $118.8 million and $112.4 million as of December 31, 2009 and 2008, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2009, 2008 and 2007 was $9.8 million, $11.3 million and $11.0 million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   ASSETS HELD IN SEPARATE ACCOUNTS

   Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

   The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

   Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

   Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

   The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,255.5 million and $1,083.8 million at December 31, 2009 and 2008, respectively.

                                                               AS OF DECEMBER 31,
                                                         ---------------------------
(in millions)                                                2009              2008
------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,255.5          $1,083.8
  Net amount at risk (1)                                    116.5             278.7
  GAAP reserve                                                1.1               3.6

Guaranteed Minimum Income Benefit
  Total account value                                    $  289.7          $  262.6
  GAAP reserve                                               15.4              13.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   19.9          $   16.6
  GAAP reserve                                                0.4               2.9

Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  152.5          $  107.2
  GAAP reserve                                               (1.2)             18.5
====================================================================================

   (1) Represents the amount of death benefit in excess of the account value.

   In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $4.4 million, $8.8 million and $9.0 million for 2009, 2008 and 2007, respectively. Amounts amortized totaled $6.3 million, $3.3 million and $2.8 million for 2009, 2008 and 2007, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million and $31.7 million at December 31, 2009 and 2008, respectively.

   INCOME TAXES

   The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

   Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2009 and 2008, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   COMPREHENSIVE INCOME

   Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

   RECLASSIFICATION

   Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

   DERIVATIVES

   Authoritative guidance for derivative instruments and hedging activities requires recognition of all asset or liability derivatives to be carried at fair value. At December 31, 2009 and 2008, the Company did not hold any derivative instruments or hedges.

   GOODWILL AND OTHER INTANGIBLE ASSETS

   The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2009 and 2008 and determined the carrying value of goodwill was not impaired.

   Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2009 and 2008.

   The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

   RECENT ACCOUNTING PRONOUNCEMENTS

   In August 2009, the Financial Accounting Standards Board ("FASB") issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

   In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

   In October 2008, the FASB revised the authoritative guidance on determining the fair value of a financial asset when the market for that asset is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

   In February 2008, the FASB revised the authoritative guidance which delayed the effective date related to fair value measurements and disclosures for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company's adoption of this guidance effective January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

   In December 2007, the FASB issued authoritative guidance for business combinations which addresses the accounting for business acquisitions effective for fiscal years beginning on or after December 15, 2008. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. The Company will implement this guidance for all future business combinations.

   In December 2007, the FASB issued authoritative guidance for noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries.

   In September 2006, the FASB issued authoritative guidance on fair value measurements. This guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance does not change which assets and liabilities are required to be recorded at fair value, but the application of this guidance could change practices in determining fair value. The Company has adopted this guidance; refer to Note 15-Fair Value for additional detail.

   In September 2006, the FASB issued authoritative guidance for employers' accounting for defined benefit pension and other postretirement plans, which amended previous guidance. This guidance requires recognition of the overfunded or underfunded status of defined benefit pension and postretirement plans as an asset or liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The Company has adopted this guidance; refer to Note 9-Benefit Plans for additional detail.

   In September 2005, the Accounting Standards Executive Committee issued authoritative guidance on accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The Company's adoption of this guidance reduced retained earnings by $11.5 million, net of tax in 2007.

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

   In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

   On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,646.1 million at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

   As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $5.2 million and $13.2 million of deferred gain amortization in 2009, 2008 and 2007, respectively, which is included in other income. The 2007 increase in deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

4. INVESTMENTS

   The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                             DECEMBER 31, 2009
---------------------------------------------------------------------------------------------
                                                              GROSS UNREALIZED
DESCRIPTION OF SECURITIES                   AMORTIZED       -------------------         FAIR
(in millions)                                  COST         GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  235.2       $  5.4        $ 4.4      $  236.2
Corporate securities                          7,207.3        439.3         47.6       7,599.0
Mortgage-backed securities                    1,810.3         90.2          8.8       1,891.7
---------------------------------------------------------------------------------------------
    Total fixed maturities                    9,252.8        534.9         60.8       9,726.9
Equity securities                                89.8          6.2          2.5          93.5
---------------------------------------------------------------------------------------------
    Total                                    $9,342.6       $541.1        $63.3      $9,820.4
=============================================================================================

                                                             December 31, 2008
---------------------------------------------------------------------------------------------
                                                              Gross Unrealized
Description of Securities                   Amortized       -------------------         Fair
(in millions)                                  Cost         Gains        Losses        Value
---------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                        $  144.2       $  9.6       $  8.9      $  144.9
Corporate securities                          6,338.2         77.3        535.9       5,879.6
Mortgage-backed securities                    1,904.0         62.5         56.7       1,909.8
---------------------------------------------------------------------------------------------
    Total fixed maturities                    8,386.4        149.4        601.5       7,934.3
Equity securities                               102.6          1.7         13.6          90.7
---------------------------------------------------------------------------------------------
    Total                                    $8,489.0       $151.1       $615.1      $8,025.0
=============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

   Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2009:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments          $111.7     $ 3.9        $  5.5      $ 0.5       $  117.2       $ 4.4
Corporate securities                411.1       7.2         508.2       40.4          919.3        47.6
Mortgage-backed securities           64.9       1.2         110.6        7.6          175.5         8.8
---------------------------------------------------------------------------------------------------------
                                   $587.7     $12.3        $624.3      $48.5       $1,212.0       $60.8
=========================================================================================================

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2008:

---------------------------------------------------------------------------------------------------------
                                  Less Than 12 Months       12 Months or More              Total
                                  -------------------      -------------------     ----------------------
Description of Securities           Fair   Unrealized       Fair    Unrealized      Fair      Unrealized
(in millions)                      Value     Losses        Value      Losses       Value        Losses
---------------------------------------------------------------------------------------------------------
Obligations of U.S. government,
  states, political subdivisions
  and foreign governments         $   34.9   $  5.3       $   14.5    $  3.6      $   49.4      $  8.9
Corporate securities               3,129.0    323.0        1,061.5     212.9       4,190.5       535.9
Mortgage-backed securities           224.9     41.1           99.1      15.6         324.0        56.7
---------------------------------------------------------------------------------------------------------
                                  $3,388.8   $369.4       $1,175.1    $232.1      $4,563.9      $601.5
=========================================================================================================

   OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CORPORATE SECURITIES. The $47.6 million of gross unrealized losses is comprised of $37.6 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. The Company expects to recover the amortized cost and does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   Gross Unrealized Loss Positions for Marketable Equity Securities:

---------------------------------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS       12 MONTHS OR MORE              TOTAL
                                  -------------------      -------------------      ---------------------
DESCRIPTION OF SECURITIES           FAIR   UNREALIZED       FAIR    UNREALIZED       FAIR      UNREALIZED
(in millions)                      VALUE     LOSSES        VALUE      LOSSES        VALUE        LOSSES
---------------------------------------------------------------------------------------------------------
December 31, 2009                  $ 0.3      $   -        $16.5       $2.5         $16.8         $ 2.5
December 31, 2008                  $39.4      $10.5        $ 4.8       $3.1         $44.2         $13.6
=========================================================================================================

   MARKETABLE EQUITY SECURITIES. As of December 31, 2009, gross unrealized losses on equity securities were $2.5 million. Because the Company has the ability and intent to hold these investments until a recovery of cost, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

   CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                  ----------------------------------
(in millions)                                     AMORTIZED COST          FAIR VALUE
------------------------------------------------------------------------------------
Due in one year or less                              $  267.5              $  272.0
Due after one year through five years                 2,620.1               2,775.5
Due after five years through 10 years                 3,010.1               3,189.5
Due after 10 years                                    1,544.8               1,598.2
------------------------------------------------------------------------------------
                                                      7,442.5               7,835.2
Mortgage-backed securities                            1,810.3               1,891.7
------------------------------------------------------------------------------------
                                                     $9,252.8              $9,726.9
====================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                2009         2008        2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $535.1       $461.1      $405.7
Equity securities                                             2.4          5.7         1.8
Mortgage loans                                               94.4         97.9        99.1
Real estate                                                  18.1         19.0        16.9
Policy loans                                                 15.2         13.8        12.3
Other                                                         6.5         15.5        23.0
-------------------------------------------------------------------------------------------
Gross investment income                                     671.7        613.0       558.8
Investment expenses                                          33.2         28.8        24.5
-------------------------------------------------------------------------------------------
Net investment income                                      $638.5       $584.2      $534.3
===========================================================================================

   Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities  $516.9       $ 296.8     $329.2
Gross realized gains on the sale of fixed maturities         32.4           5.1        1.8
Gross realized losses on sale of fixed maturities            (5.6)         (2.0)      (3.6)
Change in unrealized appreciation (depreciation)            926.2        (530.7)      57.0
===========================================================================================

   The Company does not accrue income on non-income producing investments. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million. The Company did not have any non-income producing fixed maturity investments at December 31, 2008.

   Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                2009          2008       2007
-------------------------------------------------------------------------------------------
Fixed maturity securities                                  $ 26.8        $  3.1      $(1.8)
Equity securities                                             4.2             -        1.0
Real estate and mortgage loans                               (0.5)          0.7        2.8
Mortgage loan allowance                                      (2.4)            -          -
Impairments in fixed maturitities                           (12.2)        (24.2)      (4.3)
Impairments in equities                                      (5.0)         (0.2)      (0.4)
-------------------------------------------------------------------------------------------
Realized investment gains (losses)                         $ 10.9        $(20.6)     $(2.7)
===========================================================================================

   The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2009, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 35 percent and 28 percent of the mortgage loans have been issued on retail and industrial properties, respectively. These loans are primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS, CONTINUED

   The Company had outstanding mortgage loan commitments of approximately $53.6 million and $59.9 million at December 31, 2009 and 2008, respectively.

   The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company has invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15 million. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME (LOSS)

   Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                 2009          2008       2007
--------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
  Fixed maturity securities                                $ 474.1       $(452.1)    $ 78.6
  Equity securities                                            3.7         (11.9)      12.3
Valuation adjustment                                        (102.3)        104.3       (6.8)
Deferred taxes                                              (131.4)        125.9      (29.6)
--------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax     244.1        (233.8)      54.5
Benefit plans, net of tax                                    (25.3)        (41.4)     (11.7)
--------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)              $ 218.8       $(275.2)    $ 42.8
============================================================================================

   The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                 2009           2008        2007
----------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2009, $(8.7); 2008, $16.0                      $ 16.1        $ (29.7)     $    -
Adoption of pension accounting change,
  net of tax-2007, $6.2                                          -              -       (11.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2009, ($257.3); 2008, $155.5; 2007, ($18.2)     492.8         (286.3)       32.2
Reclassification adjustment for gains (losses)
  included in net income,
  net of tax-2009, $8.1; 2008, $1.1; 2007, ($0.8)            (14.9)          (2.0)        1.4
----------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax               $494.0        $(318.0)     $ 21.9
==============================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. DEFERRED POLICY ACQUISITION COSTS

   The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $636.6        $ 658.3      $606.7
Acquired deferred acquisition costs                       -              -        65.6
Capitalization of deferred acquisition costs           93.9           86.3        80.8
Amortization of deferred acquisition costs            (77.4)        (108.0)      (77.4)
Adoption of DAC accounting change                         -              -       (17.4)
---------------------------------------------------------------------------------------
  Subtotal                                            653.1          636.6       658.3
Valuation adjustment                                  (92.5)          79.2       (10.4)
---------------------------------------------------------------------------------------
Balance, end of year                                 $560.6        $ 715.8      $647.9
=======================================================================================

7. VALUATION OF BUSINESS ACQUIRED

   The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                          2009           2008        2007
---------------------------------------------------------------------------------------
Balance, beginning of year                           $ 92.4         $102.0      $109.8
Amortization                                           (3.9)          (9.6)       (7.8)
---------------------------------------------------------------------------------------
   Subtotal                                            88.5           92.4       102.0
Valuation adjustment                                  (10.1)          25.4         3.6
---------------------------------------------------------------------------------------
Balance, end of year                                 $ 78.4         $117.8      $105.6
=======================================================================================

   The 2009 amortization includes an adjustment for interest margins.

   The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

   The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                        VOBA
   (in millions)                                                    AMORTIZATION
   -----------------------------------------------------------------------------
   2010                                                                $ 6.1
   2011                                                                  6.0
   2012                                                                  5.8
   2013                                                                  5.5
   2014                                                                  5.3
   2015 and thereafter                                                  59.8
   -----------------------------------------------------------------------------
   Total                                                               $88.5
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. INSURANCE LIABILITIES

   Insurance liabilities consisted of the following:

------------------------------------------------------------------------------------------------------------
                                                     MORTALITY OR
                                       WITHDRAWAL      MORBIDITY     INTEREST RATE           DECEMBER 31,
(in millions)                          ASSUMPTION     ASSUMPTION      ASSUMPTION          2009         2008
------------------------------------------------------------------------------------------------------------
Future policy benefits:
  Participating whole life contracts      N/A          COMPANY       2.25% TO 6.0%   $ 1,036.5    $   998.4
                                                      EXPERIENCE
  Universal life-type contracts           N/A             N/A             N/A          1,949.9      1,846.6
  Other individual life contracts       COMPANY        COMPANY       2.25% TO 6.0%       939.3        907.5
                                       EXPERIENCE     EXPERIENCE
  Accident and health                     N/A          COMPANY            N/A            761.3        669.1
                                                      EXPERIENCE
  Annuity products                        N/A             N/A             N/A          6,062.0      5,571.1
  Group life and health                   N/A             N/A             N/A            393.4        436.9
Other policyholder funds                  N/A             N/A             N/A            203.1        205.7
Funding agreements*                       N/A             N/A             N/A            885.9        685.5
Pending policyholder claims               N/A             N/A             N/A            207.4        255.2
------------------------------------------------------------------------------------------------------------
  Total insurance liabilities                                                        $12,438.8    $11,576.0
============================================================================================================

   * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

   Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

   Participating life insurance policies, for which dividends are expected to be paid, represent approximately 26.6 percent and 25.5 percent of the total individual life insurance in force at both December 31, 2009 and 2008, respectively. These participating policies represented 34.2 percent and 34.6 percent of statutory life net premium income for 2009 and 2008, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9. BENEFIT PLANS

   The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

   The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree health benefits. The life insurance plans are noncontributory, while the medical plans are contributory,with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2009 and 2008.

   The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and Funded Status:

                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Employer contributions                                         $13.0       $  6.0      $  1.7       $  1.7
Employee contributions                                             -            -         1.1          1.0
Benefit payments                                                 3.0          2.6         2.7          2.7
Funded status (deficit)                                         (9.4)       (35.5)      (40.3)       (38.4)
===========================================================================================================

Amounts recognized in the balance sheet:


                                                                PENSION BENEFITS          OTHER BENEFITS
                                                              --------------------      -------------------
(in millions)                                                   2009         2008        2009         2008
-----------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                    $(9.4)       $(35.5)     $(40.3)      $(38.4)
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $(9.4)       $(35.5)     $(40.3)      $(38.4)
===========================================================================================================

Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                  $48.9        $ 74.1      $ (5.3)      $ (4.6)
Net prior service costs (benefits)                             (0.9)         (1.1)       (0.2)        (0.4)
Net transition obligation                                      (3.6)         (4.3)          -            -
-----------------------------------------------------------------------------------------------------------
  Net amount recognized                                       $44.4        $ 68.7      $ (5.5)      $ (5.0)
===========================================================================================================

The following table represents plan assets and obligations for the defined benefit plan:


                                                                                           DECEMBER 31,
                                                                                       --------------------
(in millions)                                                                            2009         2008
-----------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $135.9       $129.3
Accumulated benefit obligation                                                          116.3        110.5
Fair value of plan assets                                                               126.5         93.8
===========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        --------------------------     -----------------------
(in millions)                                             2009      2008     2007        2009    2008     2007
--------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                               $ 11.3     $ 2.7    $ 3.5      $ 3.2   $ 3.0    $ 4.6
Amounts recognized in other comprehensive income:
  Net actuarial (gains) losses                           (25.2)     48.9     25.2       (0.7)   (4.3)    (0.3)
  Net prior service costs (benefits)                       0.2       0.1     (1.2)       0.2     0.3     (0.7)
  Net transition obligation                                0.7       0.7     (5.0)         -       -        -
--------------------------------------------------------------------------------------------------------------
  Total recognized in other comprehensive income         (24.3)     49.7     19.0       (0.5)   (4.0)    (1.0)
--------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                        $(13.0)    $52.4    $22.5      $ 2.7   $(1.0)   $ 3.6
==============================================================================================================

   Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $2.6 million, ($0.3) million and ($0.7) million, respectively.

   Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS           OTHER BENEFITS
                                                             --------------------     --------------------
                                                              2009         2008        2009          2008
----------------------------------------------------------------------------------------------------------
Discount rate                                                 6.65%        6.40%       6.65%         6.40%
Rate of compensation increase                                 4.25%        4.00%       4.25%         4.00%
==========================================================================================================

   Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                          PENSION BENEFITS             OTHER BENEFITS
                                                     -------------------------     -----------------------
                                                      2009     2008     2007       2009     2008     2007
----------------------------------------------------------------------------------------------------------
Discount rate                                         6.40%    6.50%    6.15%      6.40%    6.50%    6.15%
Expected long-term return on plan assets              8.50%    8.75%    8.75%         -        -        -
Rate of compensation increase                         4.00%    4.00%    4.00%      4.00%    4.00%    4.00%
==========================================================================================================

   The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

   Assumed health care trend rates at December 31:

                                                                                     2009           2008
----------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                         9.00%         10.00%
Rate to which the cost trend rate is assumed to decline                              5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                    2018           2013
==========================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9. BENEFIT PLANS, CONTINUED

   PLAN ASSETS

   The actual pension plan weighted-average asset allocations, by asset category, are 68 and 64 percent for equity securities, and 32 and 36 percent for debt securities at December 31, 2009 and 2008, respectively.

   The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees.For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   Fair Value Measurements at December 31, 2009:

(in millions)                                                    LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------
Equity separate account investment options                         $-          $ 86.4          $-
Fixed separate account investment options                           -            20.0           -
Fixed interest investment option                                    -            20.1           -
-----------------------------------------------------------------------------------------------------
  Total                                                            $-          $126.5          $-
=====================================================================================================

   These assets are Level 2 and the fair value is based on inputs which are derived from observable information in the marketplace. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

   CONTRIBUTIONS

   The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2010.

   ESTIMATED FUTURE BENEFIT PAYMENTS

   The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

   (in millions)                 PENSION BENEFITS                 OTHER BENEFITS
   -----------------------------------------------------------------------------
   2010                               $ 3.6                          $ 2.3
   2011                                 4.0                            2.4
   2012                                 4.7                            3.1
   2013                                 5.2                            3.2
   2014                                 5.8                            3.3
   Years 2015-2019                     41.0                           18.9
   =============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.4 million and $2.4 million in 2009, 2008 and 2007, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of
    4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.2 million and $1.3 million in 2009, 2008 and 2007, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $4.8 million, $1.8 million and $3.5 million for 2009, 2008 and 2007, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (in millions)                            2009           2008           2007
    ----------------------------------------------------------------------------
    Current                                 $33.2          $20.8          $23.9
    Deferred                                  9.6           (5.9)           8.5
    ----------------------------------------------------------------------------
      Income tax expense                    $42.8          $14.9          $32.4
    ============================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

    (in millions)                                      2009      2008      2007
    ----------------------------------------------------------------------------
    Income tax computed at statutory tax rate:        $50.9     $19.0     $42.2
      Tax preferenced investment income                (7.8)     (4.0)     (7.9)
      Credits available to offset tax                  (0.7)     (0.6)     (2.2)
      Other                                             0.4       0.5       0.3
    ----------------------------------------------------------------------------
      Income tax expense                              $42.8     $14.9     $32.4
    ============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability for the years ended December 31, were as follows:

    (in millions)                                             2009         2008
    ----------------------------------------------------------------------------
    Current                                                 $  2.7       $ (4.4)
    Deferred                                                 185.1        (90.5)
    ----------------------------------------------------------------------------
      Total federal income tax (asset) liability            $187.8       $(94.9)
    ============================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                               2009            2008
-------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                  $118.4          $120.2
   Deferred gain on indemnity reinsurance                                   20.3            21.8
   Employee benefit plans                                                   25.1            32.3
   Unrealized depreciation                                                     -           125.9
   Other                                                                    14.6            14.5
-------------------------------------------------------------------------------------------------
     Total deferred tax assets                                             178.4           314.7
-------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs & value of business acquired          216.0           213.0
   Fixed assets and software                                                10.2            10.5
   Unrealized appreciation                                                 131.4               -
   Other                                                                     5.9             0.7
-------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                        363.5           224.2
-------------------------------------------------------------------------------------------------
   Total net deferred (asset) liability                                   $185.1          $(90.5)
=================================================================================================

    Federal income taxes paid were $26.1 million and $23.3 million in 2009 and 2008, respectively.

    The Company has $8.2 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2022 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2006 through 2009 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

    (in millions)                           2009            2008           2007
    ----------------------------------------------------------------------------
    Direct premiums                      $ 481.7         $ 460.9        $ 466.1
    Reinsurance assumed                    368.9           387.3          420.0
    Reinsurance ceded                     (470.3)         (505.3)        (541.7)
    ----------------------------------------------------------------------------
      Net premiums                         380.3           342.9          344.4
    ----------------------------------------------------------------------------
      Reinsurance recoveries             $ 402.4         $ 430.8        $ 424.4
    ============================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2009, ceded reserves for life and accident and health insurance. These reinsurers maintain a.m. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2009, 2008 nor 2007 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $65 million at December 31, 2009 compared to $90 million at December 31, 2008. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2009, the carrying value of the FHLBI common stock was $44.7 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $884.3 million and $684.2 million as of December 31, 2009 and 2008, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $885.9 million and $685.5 million at December 31, 2009 and 2008, respectively. The average interest rate on these Funding Agreements is 3.76% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from December 2010 to February 2019. Interest was paid in the amount of $31.6 million and $13.9 million in 2009 and 2008, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,326.8 million and $1,031.7 million at December 31, 2009 and 2008, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2009, 2008 and 2007.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2009, 2008 and 2007.

    Surplus Notes and Senior Notes:

    (in millions)                                            2009          2008
    ----------------------------------------------------------------------------
    Senior notes, 7%, due 2033                             $200.0        $200.0
    Surplus notes, 7.75%, due 2026                           75.0          75.0
    ----------------------------------------------------------------------------
    Total notes payable                                    $275.0        $275.0
    ============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (in millions)                                           2009           2008
    ----------------------------------------------------------------------------
    SAP surplus                                         $1,000.6       $  863.2
    Asset valuation reserve                                 70.2           45.1
    Deferred policy acquisition costs                      653.1          636.6
    Value of business acquired                              88.1           91.7
    Adjustments to policy reserves                        (175.9)        (147.4)
    Interest maintenance reserves                           24.5           20.0
    Unrealized gain (loss) on invested assets, net         244.1         (233.8)
    Surplus notes                                          (75.0)         (75.0)
    Deferred gain on indemnity reinsurance                 (58.1)         (62.3)
    Deferred income taxes                                 (114.7)         (84.8)
    Other, net                                             (17.9)         (11.0)
    ----------------------------------------------------------------------------
    GAAP equity                                         $1,639.0       $1,042.3
    ============================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (in millions)                               2009         2008          2007
    ----------------------------------------------------------------------------
    SAP net income                            $ 89.9       $ 28.8         $76.0
    Deferred policy acquisition costs           16.5        (21.8)         24.0
    Value of business acquired                  (3.6)        (9.2)         (7.3)
    Adjustments to policy reserves               6.2         37.9          12.2
    Deferred income taxes                       (8.1)         6.8          (8.5)
    Other, net                                   1.8         (3.0)         (8.3)
    ----------------------------------------------------------------------------
    GAAP net income                           $102.7       $ 39.5         $88.1
    ============================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million and $30.9 million at December 31, 2009 and 2008, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid a $35 million dividend to OneAmerica in 2007, while no dividends were paid in 2009 or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2010.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     o Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
     o Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
     o Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Private placements and certain public debt security valuations are estimated from interest rate spread information provided by independent pricing services (including a liquidity adjustment factor) and as such are generally considered Level 3. Examples include certain public corporate securities, private placements, certain mortgage-backed securities, other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, industry sector and maturity of the investments, and taking into account the reduced liquidity associated with the security. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. Since there is no observable active market for the transfer of these obligations, the valuation are calculated using internally developed models, and incorporate significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. If the emergence of future experience differsfrom the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, were as follows:

                                                                DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------
                                          QUOTED PRICES IN    SIGNIFICANT     SIGNIFICANT       TOTAL
                                           ACTIVE MARKETS     OBSERVABLE     UNOBSERVABLE       FAIR
(in millions)                                  LEVEL 1          LEVEL 2         LEVEL 3         VALUE
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   27.0         $4,592.4        $  495.0       $ 5,114.4
   Fixed maturities-private                          -            792.9         1,927.9         2,720.8
   Fixed maturities-mortgage-backed                  -          1,376.8           514.9         1,891.7
-------------------------------------------------------------------------------------------------------
     Subtotal - fixed maturities              $   27.0         $6,762.1        $2,937.8       $ 9,726.9
   Equity securities                              41.2                -            52.3            93.5
   Short-term & other invested assets                -              0.2            25.3            25.5
   Cash equivalents                               98.3             95.0               -           193.3
   Separate account assets (1)                 6,896.2              0.4               -         6,896.6
-------------------------------------------------------------------------------------------------------
Total assets                                  $7,062.7         $6,857.7        $3,015.4       $16,935.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $    2.3       $     2.3
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $    2.3       $     2.3
=======================================================================================================


                                                                December 31, 2008
-------------------------------------------------------------------------------------------------------
                                          Quoted Prices in    Significant     Significant       Total
                                           Active Markets     Observable     Unobservable       Fair
(in millions)                                  Level 1          Level 2         Level 3         Value
-------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                    $   35.3         $3,625.0        $  265.3       $ 3,925.6
   Fixed maturities-private                          -            602.1         1,496.8         2,098.9
   Fixed maturities-mortgage-backed                  -          1,478.1           431.7         1,909.8
-------------------------------------------------------------------------------------------------------
      Subtotal - fixed maturities             $   35.3         $5,705.2        $2,193.8       $ 7,934.3
   Equity securities                              51.1                -            39.6            90.7
   Short-term & other invested assets                -              0.2             8.7             8.9
   Cash equivalents                              196.3             13.8               -           210.1
   Separate account assets (1)                 5,206.4              0.4               -         5,206.8
-------------------------------------------------------------------------------------------------------
Total assets                                  $5,489.1         $5,719.6        $2,242.1       $13,450.8
=======================================================================================================
Liabilities
   Variable annuity guarantee benefits        $      -         $      -        $   25.0       $    25.0
-------------------------------------------------------------------------------------------------------
Total liabilities                             $      -         $      -        $   25.0       $    25.0
=======================================================================================================

    (1) Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The Company did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2009 or 2008.

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the periods ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                             DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------
                           FAIR VALUE      ITEMS       UNREALIZED    PURCHASES,    TRANSFERS IN        FAIR VALUE
                           JANUARY 1,   INCLUDED IN      GAINS/      ISSUANCES,  AND/OR (OUT) OF      DECEMBER 31,
(in millions)                 2009       NET INCOME     (LOSSES)    SETTLEMENTS     LEVEL 3 (1)           2009
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities:
    public                  $  260.6       $  4.1        $ 78.9        $127.2          $24.2            $  495.0
    private                  1,501.5         (3.2)        245.5         165.0           19.1             1,927.9
    mortgage-backed            431.7         (0.1)         56.7           6.6           20.0               514.9
------------------------------------------------------------------------------------------------------------------
    Fixed maturities        $2,193.8       $  0.8        $381.1        $298.8          $63.3            $2,937.8
   Equity securities            39.6            -           0.7          12.0              -                52.3
   Short-term & other
    invested assets              8.7         (0.7)            -          17.3              -                25.3
------------------------------------------------------------------------------------------------------------------
Total assets                $2,242.1       $  0.1        $381.8        $328.1          $63.3            $3,015.4
==================================================================================================================
Liabilities
   Variable annuity
    guarantee benefits      $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
------------------------------------------------------------------------------------------------------------------
Total liabilities           $   25.0       $(22.7)       $    -        $    -          $   -            $    2.3
==================================================================================================================


                                                             December 31, 2008
------------------------------------------------------------------------------------------------------------------
                           Fair Value      Items        Unrealized     Purchases,   Transfers in       Fair Value
                           January 1,   Included in       gains/       issuances,  and/or (out) of    December 31,
(in millions)                2008        Net Income      (losses)     settlements    Level 3 (1)          2008
------------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities         $1,946.5       $(16.4)       $(227.6)       $325.1         $166.2           $2,193.8
   Equity securities             9.5            -           (1.6)         31.7              -               39.6
   Short-term & other
     invested assets             9.4         (0.9)             -           0.2              -                8.7
   Cash equivalents              1.5            -              -          (1.5)             -                  -
------------------------------------------------------------------------------------------------------------------
Total assets                $1,966.9       $(17.3)       $(229.2)       $355.5         $166.2           $2,242.1
==================================================================================================================
Liabilities
   Variable annuity
     guarantee benefits     $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
------------------------------------------------------------------------------------------------------------------
Total liabilities           $    0.4       $ 24.6        $     -        $    -         $    -           $   25.0
==================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide the components of the items included in net income in the tables above.

                                                              DECEMBER 31, 2009
-------------------------------------------------------------------------------------------------------------
                                                                        GAINS (LOSSES)
                                                          OTHER THAN      FROM SALES,
                                                          TEMPORARY       MATURITIES,     BENEFIT
(in millions)                             AMORTIZATION    IMPAIRMENT      SETTLEMENTS     EXPENSE      TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities-public                   $   -           $(2.7)         $ 6.8        $    -       $  4.1
   Fixed maturities-private                    0.1            (3.5)           0.2          (3.2)
   Fixed maturities-mortgage-backed            0.9            (0.2)          (0.8)         (0.1)
-------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities              $ 1.0           $(6.4)         $ 6.2        $    -       $  0.8
   Short-term & other invested assets         (0.7)              -              -             -         (0.7)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.3           $(6.4)         $ 6.2        $    -       $  0.1
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -           $   -          $   -        $(22.7)      $(22.7)
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -           $   -          $   -        $(22.7)      $(22.7)
=============================================================================================================


                                                              December 31, 2008
-------------------------------------------------------------------------------------------------------------
                                                                        Gains (Losses)
                                                          Other Than      from Sales,
                                                          Temporary       Maturities,     Benefit
(in millions)                             Amortization    Impairment      Settlements     Expense      Total
-------------------------------------------------------------------------------------------------------------
Assets
   Fixed maturities                          $ 1.4          $(21.9)          $4.1          $   -      $(16.4)
   Short-term & other invested assets         (0.9)              -              -              -        (0.9)
-------------------------------------------------------------------------------------------------------------
Total assets                                 $ 0.5          $(21.9)          $4.1          $   -      $(17.3)
=============================================================================================================
Liabilities
   Variable annuity guarantee benefits       $   -          $    -           $  -          $24.6      $ 24.6
-------------------------------------------------------------------------------------------------------------
Total liabilities                            $   -          $    -           $  -          $24.6      $ 24.6
=============================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                      2009                      2008
----------------------------------------------------------------------------------------------
                                             CARRYING                  Carrying
(in millions)                                  VALUE     FAIR VALUE      value      Fair value
----------------------------------------------------------------------------------------------
Mortgage loans                               $1,492.1     $1,481.5     $1,419.7      $1,391.0
Policy loans                                    244.2        244.2        234.2         234.2
Funding agreements - refer to Note 8            885.9        905.5        685.5         698.2
Surplus notes and notes payable                 275.0        258.4        275.0         231.7
==============================================================================================

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 17, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                              One American Square

                          Indianapolis, Indiana 46282


                      STATEMENT OF ADDITIONAL INFORMATION




                               Dated: May 1, 2010



================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================

   Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     1.   Included in Prospectus (Part A):

          Condensed Financial Information(15)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial    Statements   of   OneAmerica   Financial   Partners,
               Inc.(R) (15)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2009 and 2008

               Consolidated Statements of Operations for years ended December 31, 2009 and 2008

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2009, 2008, and 2007

               Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007

               Notes to Consolidated Financial Statements

          (b)  Financial Statements of AUL American Unit Trust (15)

               Registrant's Annual Report for the year ended December 31, 2009 contains the following Financial Statements:

               A Message From the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2009

               Statements of Operations as of December 31, 2009

               Statements of Changes in Net Assets as of December 31, 2009 and 2008

               Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (8)

          3.2  Form of Selling Agreement (11)

     4.   Group Annuity Contract Forms:

          4.1  TDA Voluntary Contract, Form P-12511 (1)

          4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

          4.3  TDA  Employer   Sponsored  Benefit  Responsive   Contract,   Form
               P-12621BR (1)

          4.4  TDA Custodial SPL Contract, Form P-12833 (1)

          4.5  TDA Custodial Contract, Form P-12833 (1)(3)

          4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

          4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

          4.8  IRA Non-Custodial Contract, Form P-12566 (1)

          4.9  IRA Custodial Contract, Form P-12867 (1)(3)

          4.10 DCP Contract, Form P-12518 (1)

          4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

          4.12 IRA   Guaranteed    Benefit   Group   Variable   Annuity,    Form
               P-GB-K-IRAMFVA(NBR) (2)

          4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

          4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

          4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

          4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (6)

          4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
               Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C
               (6)

          4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

          4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)

          4.20 Amendment to the IRA Group Annuity  Contract - Form  IRAEGTRRAKAM
               (7)

          4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)

          4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall)
               (10)

          4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (11)

          4.26 AUL Omni DCP MFVA - Form DCP.OM (11)

          4.27 AUL Loan  Administration  Fee Addendum to Group Annuity  Contract
               (13)

          4.28 AUL Loan  Administration  Fee Amendment to Group Annuity Contract
               (13)

          4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (13)

          4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (13)

          4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (14)

          4.32 Amendment to the TDA Group Annuity Contract(14)

          4.33 Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group  Variable Annuity with Stable Value Account (SBR)(14)

          4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract
Form GB10-K(SVA)  (15)

          4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C(SVA) (15)

          4.36 Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K(SVA)(15)

          4.37  Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C(SVA) (15)

          4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K(SVA) (15)
--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(14) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 29, 2009.

(15) Filed with the Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

2

     5.   Application Forms and other forms:

          5.1  AUL American Series Enrollment Form P-12464 (1)

          5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

          5.3  AUL Select Annuity Enrollment Form P-14009 (1)

          5.4  Application for No-Load IRA Contract, P-12503 (2)

          5.5  AUL American Series Enrollment Form P-11464 G (6)

          5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
               (6)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)

          6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)

     7.   Not applicable

     8.   Form of Participation Agreements:

     8.1  Form of Participation Agreement with Alger American Fund (1)

     8.2  Form of Participation Agreement with American Century (1)

     8.2.1 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

     8.2.2 Form of Participation Agreement with American Century Variable Portfolios, Inc.(5)

     8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc.(5)(8)

     8.3  Form of Participation Agreement with Calvert Variable Series (1)

     8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

     8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

     8.6  Form of Participation Agreement with Janus Aspen Series (1)


     8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

     8.8  Form of Participation Agreement with Safeco Resource Series Trust(1)

     8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc.
          (5)

     8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)

     8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)

     8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R) (5)

     8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.14 Form  of  Amendment  No.  4 to  the  Participation  Agreement  between
          American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

     8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)(8)

     8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)

     8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)

     8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R) (7)

     8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)

     8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC
          (7)

     8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

     8.24 Form  of  Participation   Agreement   between  Fidelity   Distributors
          Corporation and American United Life Insurance Company(R) (8)

     8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

     8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)

     8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

     8.28 Form  of  Shareholder   Services  Agreement  between  Alliance  Global
          Investor Services,  Inc. and American United Life Insurance Company(R)
          (10)

     8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)

     8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)

     8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (10)

     8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R) (10)

     8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R) (10)

     8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (10)

     8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (10)

     8.36 Form  of  Participation   Agreement   between   Thornburg   Investment
          Management, Inc. and American United Life Insurance Company(R) (10)

     8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (11)

     8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc.(14)

     8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company(R)(14)

     8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (14)

     8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance ompany(R) (14)

     8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company(R)
          (14)

     8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company(R)(14)

     8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company(R) (14)

     8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R) (15)

     8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and Americaan United Life Insurance Company(R)(15)

     8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R) (15)

     9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (15)

          10.2 Consent of Dechert Price & Rhoads (1)

          10.3 Powers of Attorney (13)

          10.4 Rule 483 Certified Resolution (15)

     11.  Not applicable

     12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 35 (File No. 33-31375) on May 2, 2008.

(14) Filed with the Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009. tive Amendment No. 36 (File No.
     33-31375) on April 20, 2009.

(15) Filed with the Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009. tive Amendment No. 37 (File No.
     33-31375) on April 19, 2010.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------
Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present);
                                   President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)
----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 26. Persons Controlled by or Under Common Control with Registrant



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were  transferred  to

GE Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.



ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2009,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  68 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2009.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.87% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2009, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2009, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  AUL  AMERICAN  INDIVIDUAL  VARIABLE  ANNUITY  UNIT TRUST  (File No.

811-9193),  AUL  AMERICAN  INDIVIDUAL  UNIT TRUST  (File No.  811-8536)  and AUL

AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL,  organized for the purpose of the sale of individual and group variable annuity  contracts,

respectively.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of March 31,, 2010 there were 2,569 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director or officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.



Item 29. PRINCIPAL UNDERWRITERS

      a.  Other Activity.  In additional to Registrant,  OneAmerica

          Securities, Inc. acts as the  principal  underwriter  for policies offered by AUL through AUL American  Individual Unit Trust

          (File No. 811-08536),  AUL American Unit Trust (File No.  811-05929)

          and AUL American  IndividualVariable Life Unit Trust
          (File No. 811-08311).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:







          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthon M. Smart                          Vice President, Operations

          Susan Uhl                                Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------


* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


------------------------------
* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.

Item 31. MANAGEMENT SERVICES

There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

The registrant hereby undertakes:


(a)      to file a post-effective  amendment to this  registration  statement as frequently  as is  necessary  to  ensure  that  the  audited  financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.


(b)      to include either (1) as part of any application to purchase a contract offered  by the  prospectus,  a space  that an  applicant  can check to request a Statement of  Additional  Information,  or (2) a post card or similar written  communication affixed to or included in the prospectus that the  applicant  can remove to send for a Statement  of  Additional

         Information.


(c)      to deliver any  Statement of Additional  Information  and any financial statements  required to be made available under this Form promptly upon written or oral request.



Additional Representations:


(a)      The Registrant  and its Depositor are relying upon American  Council of

         Life Insurance,  SEC No-Action  Letter,  SEC Ref. No. IP-6-88 (November

         28, 1988) with respect to annuity  contract offered as funding vehicles for retirement  plans meeting the requirements of Section 403(b) of the

         Internal  Revenue Code,  and the  provisions of paragraphs (1) - (4) of this letter have been complied with.


(b)      The Registrant represents that  the aggregate fees and charges deducted under  the  variable  annuity  contracts  are  reasonable  in  relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES



As  required by the  Securities  Act of 1933 and the  Investment  Company Act of

1940, the Registrant  certifies that it meets the requirements of Securities Act

Rule  485(b)  for  effectiveness  of  this   post-effective   amendment  to  the

Registration  Statement  and has caused  this  post-effective  amendment  to the

Registration  Statement to be signed on its behalf, in the City of Indianapolis,

and the State of Indiana on this 19th day of April, 2010.



                                              AUL AMERICAN UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)


                               By:  ____________________________________________

                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



         /s/ Richard M. Ellery
* By:   _______________________________
        Richard M. Ellery as Attorney-in-fact


Date: April 19, 2010



As required by the Securities Act of 1933, this post effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date

---------                           -----                     ----

_______________________________     Director, Chief           April 19, 2010
J. Scott Davison*                   Financial Officer


_______________________________     Director                  April 19, 2010
Constance E. Lund*


_______________________________     Director                  April 19, 2010
Dayton H. Molendorp*


_______________________________     Director                  April 19, 2010
Mark C. Roller*


_______________________________     Director                  April 19, 2010
G. David Sapp*


_______________________________     Director                  April 19, 2010
Thomas M. Zurek*


/s/ Richard M. Ellery
_______________________________
*By: Richard M. Ellery Attorney-in-fact

April 19, 2010

                                  EXHIBIT LIST



 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------
          4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract

          4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate
(15)

          4.36 Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group Variable Annuity with Stable Value Account Contract

          4.37  Guaranteed Benefit Employer-Sponsored TDA
Multiple-Fund Group Variable Annuity with Stable Value Account Certificat

          4.38 Deferred Compensation Plan (DCP)
 Multiple-Fund Group Variable Annuity with Stable Value Account

     8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company(R)

     8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and Americaan United Life Insurance Company(R)

     8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company(R)


     10.1              Consent of Independent Auditors

     10.4              Rule 483 Certified Resolution